UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders.

2014 Annual Report

College Retirement

Equities Fund

December 31, 2014

Understanding your CREF report

This annual report contains information about the eight CREF accounts and describes the accounts’ results for the twelve months ended December 31, 2014. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

2	2014 Annual Report ■ College Retirement Equities Fund

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

College Retirement Equities Fund ■ 2014 Annual Report	3

About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed market nations, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF Inflation-Linked Bond Account

The account’s benchmark is the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

4	2014 Annual Report ■ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed market nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

College Retirement Equities Fund ■ 2014 Annual Report	5

Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2014–December 31, 2014).

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

6	2014 Annual Report ■ College Retirement Equities Fund

CREF Stock Account

Performance for the twelve months ended December 31, 2014

The CREF Stock Account returned 6.41% for the year, compared with the 7.41% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index.

Global stocks achieved gains in 2014 amid strong U.S. economic data, reassuring comments from the Federal Reserve and geopolitical tensions overseas.

U.S. stocks, which comprised about two-thirds of the account’s portfolio at period-end, rose 12.56%, as measured by the Russell 3000, marking the sixth straight year of solid performance.

The MSCI All Country World ex USA Investable Market Index, which measures stock performance in 45 developed and emerging market nations, fell 3.89% in U.S. dollars, but advanced 5.96% in terms of local currencies. U.S. dollar strength was a sizable headwind for index shares in Germany, France, the United Kingdom, Japan and Mexico, which all experienced declines when converted to U.S. dollar returns.

Stock choices weigh on the account’s return

During the year, the account generated a solid absolute gain amid the positive equity market. However, the account trailed its composite benchmark partly because of stock selections that did not perform as anticipated. Among individual stock choices, overweight investments in General Motors and Talisman Energy detracted from relative performance.

Conversely, the account’s return was enhanced by numerous favorable stock selections. The largest individual contributors were overweight positions in chemical firm LyondellBasell and transportation company Union Pacific. The account also benefited from participating in a securities lending program during the twelve-month period.

The account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

College Retirement Equities Fund ■ 2014 Annual Report	7

CREF Stock Account

Performance as of December 31, 2014

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Stock Account	7/31/1952	6.41%	11.90%	6.64%
CREF Stock Composite Benchmark*	—	7.41	12.29	6.87
Broad market index
Russell 3000® Index	—	12.56	15.63	7.94

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On December 31, 2014, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period.

8	2014 Annual Report ■ College Retirement Equities Fund

CREF Stock Account

Expense example

Six months ended December 31, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	†
CREF Stock Account	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)
Actual return	$1,000.00	$1,004.96	$2.22
5% annual hypothetical return	1,000.00	1,022.99	2.24

†	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2014. The account’s annualized six-month expense ratio for that period was 0.44%.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2014	0.46%

Portfolio composition

% of net assets
Sector	as of 12/31/2014
Financials	19.6
Information technology	16.1
Consumer discretionary	13.6
Health care	12.7
Industrials	11.3
Consumer staples	8.2
Energy	7.2
Materials	5.0
Utilities	3.0
Telecommunication services	2.7
Short-term investments, other assets & liabilities, net	0.6
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 12/31/2014
More than $50 billion	41.2
More than $15 billion–$50 billion	26.1
More than $2 billion–$15 billion	25.8
$2 billion or less	6.9
Total	100.0

Holdings by country
% of portfolio investments
as of 12/31/2014
United States	66.6
Japan	4.4
United Kingdom	4.1
Canada	2.3
France	2.1
Switzerland	1.8
Germany	1.6
China	1.5
59 other nations	11.5
Short-term investments	4.1
Total	100.0

College Retirement Equities Fund ■ 2014 Annual Report	9

CREF Global Equities Account

Performance for the twelve months ended December 31, 2014

The CREF Global Equities Account returned 4.17% for the year, compared with the 4.94% return of its benchmark, the MSCI World Index.

Global stocks achieved gains in 2014 amid strong U.S. economic data, reassuring comments from the Federal Reserve and geopolitical tensions overseas.

U.S. stocks, as measured by the Russell 3000® Index, rose 12.6%, marking the sixth straight year of solid performance. Canadian stocks advanced 1.5% as increased demand for non-energy exports benefited the region. However, despite positive results in terms of local currencies, index shares in Germany, France and Japan declined 10.4%, 9.9% and 4.0%, respectively, when converted to U.S. dollar returns.

U.S. dollar strength was a sizable headwind as index results were reduced by nearly half for U.S. investors. In terms of local currencies, the World index rose 9.81%.

Stock selections limit the account’s return

During the year, the account generated a solid absolute gain amid the positive equity market. However, the account trailed its benchmark partly because of stock selections that did not perform as anticipated. Among individual stock choices, overweight investments in British online fashion retailer Asos, Portuguese bank Banco Espirito Santo and energy providers Apache and Talisman Energy also detracted from relative performance.

Conversely, the account’s return was enhanced by numerous favorable stock selections. The largest individual contributors were overweight positions in Home Depot and in biotechnology company Celgene. The account also benefited from participating in a securities lending program during the twelve-month period.

The account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

10	2014 Annual Report ■ College Retirement Equities Fund

CREF Global Equities Account

Performance as of December 31, 2014

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Global Equities Account	5/1/1992	4.17%	10.21%	6.01%
MSCI World Index	—	4.94	10.20	6.03

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ■ 2014 Annual Report	11

CREF Global Equities Account

Expense example

Six months ended December 31, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Global Equities Account	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)
Actual return	$1,000.00	$ 996.09	$2.21
5% annual hypothetical return	1,000.00	1,022.99	2.24

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2014. The account’s annualized six-month expense ratio for that period was 0.44%.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2014	0.46%

Portfolio composition

% of net assets
Sector	as of 12/31/2014
Financials	19.6
Information technology	15.7
Consumer discretionary	15.1
Health care	13.8
Industrials	11.3
Consumer staples	7.9
Energy	6.3
Materials	4.7
Utilities	2.4
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	1.1
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 12/31/2014
More than $50 billion	43.3
More than $15 billion–$50 billion	30.3
More than $2 billion–$15 billion	24.7
$2 billion or less	1.7
Total	100.0

Holdings by country
% of portfolio investments
as of 12/31/2014
United States	55.7
United Kingdom	7.4
Japan	7.0
Switzerland	3.8
France	3.7
Canada	3.6
Germany	2.9
Netherlands	1.9
36 other nations	11.2
Short-term investments	2.8
Total	100.0

12	2014 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance for the twelve months ended December 31, 2014

The CREF Growth Account returned 13.66% for the year, compared with the 13.05% return of its benchmark, the Russell 1000® Growth Index.

The U.S. economy forged ahead in 2014. Strong economic data and reassuring comments from the Federal Reserve boosted demand for U.S. stocks. The Russell 3000® Index, a measure of the broad-based domestic stock market, rose 12.56%, its third consecutive double-digit yearly gain.

Stocks of large-capitalization companies, as measured by the Russell 1000 Index, returned 13.24%, slightly outperforming the broader market. In the growth category, they outpaced both the 5.60% return of small caps and the 11.90% return of mid-cap issues. However, large-cap growth stocks trailed their value counterparts, which returned 13.45% for the period.

For the ten years ended December 31, 2014, the Russell 1000 Growth Index registered an average annual gain of 8.49%, outpacing the 7.94% average return of the Russell 3000 Index over the same period. (Returns by investment style and capitalization size are based on the Russell indexes.)

Stock selection helps the account outpace its benchmark

Nine out of the ten industry sectors within the account’s benchmark posted gains for the twelve months. Six sectors produced double-digit returns, including two of the three largest sectors—information technology (up 15.6%) and health care (up 28.8%). The return for the second-largest sector, consumer discretionary (up 8.4%), was more subdued. Together, these three sectors made up more than half of the index’s total market capitalization on December 31, 2014. Energy was the only sector posting a negative return (down 8.6%). Energy stocks declined in the last half of the year as the price of crude oil fell precipitously.

The account outpaced its benchmark by over one-half of a percentage point aided by stock selection. The account benefited from overweight positions in biotechnology firms Celgene and Gilead Sciences and drug maker Allergan. An overweight position in Facebook and an underweight position in IBM also helped relative performance.

Not all stock choices added value. Out-of-benchmark investments in Japanese telecommunication services company SoftBank and General Motors detracted, as did an underweight position in Microsoft and overweight positions in Amazon.com and real estate services firm Realogy.

College Retirement Equities Fund ■ 2014 Annual Report	13

CREF Growth Account

Performance as of December 31, 2014

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Growth Account	4/29/1994	13.66%	15.65%	8.24%
Russell 1000® Growth Index	—	13.05	15.81	8.49

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

14	2014 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Expense example

Six months ended December 31, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Growth Account	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)
Actual return	$1,000.00	$1,076.10	$2.04
5% annual hypothetical return	1,000.00	1,023.24	1.99

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2014. The account’s annualized six-month expense ratio for that period was 0.39%.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2014	0.41%

Portfolio composition

% of net assets
Sector	as of 12/31/2014
Information technology	30.8
Consumer discretionary	20.4
Health care	15.9
Industrials	10.0
Financials	7.6
Consumer staples	7.1
Materials	3.5
Energy	2.7
Telecommunication services	1.2
Utilities	0.1
Short-term investments, other assets & liabilities, net	0.7
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 12/31/2014
More than $50 billion	49.1
More than $15 billion–$50 billion	29.6
More than $2 billion–$15 billion	21.0
$2 billion or less	0.3
Total	100.0

College Retirement Equities Fund ■ 2014 Annual Report	15

CREF Equity Index Account

Performance for the twelve months ended December 31, 2014

The CREF Equity Index Account returned 12.17% for the year, compared with the 12.56% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the account’s return trailed that of its benchmark index, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account benefited from participating in a securities lending program and had a risk profile similar to that of its benchmark.

The U.S. economy forged ahead in 2014. Strong economic data and reassuring comments from the Federal Reserve boosted demand for U.S. stocks. The Russell 3000 Index registered its third consecutive double-digit yearly gain. Real gross domestic product, which measures the value of all goods and services produced in the nation, rose from –2.9% in the first quarter to 5.0% (annualized) in the third quarter.

Stocks of large-capitalization companies, based on the Russell 1000® Index’s 13.24% return, slightly outperformed the broader market, also outpacing mid-and small-cap equities, which rose 13.22% and 4.89%, respectively. Large-cap value issues within the Russell 3000 topped their growth counterparts, 13.45% to 13.05%. (Returns by market capitalization and investment style are based on the Russell indexes.)

Five of ten sectors post double-digit gains

Nine of the ten industry sectors in the fund’s benchmark generated positive returns over the period, with five generating double-digit gains. The largest sector, information technology, returned 17.8%. Utilities (up 26.9%), health care (up 25.1%), consumer staples (up 15.9%) and financials (up 14.4%) also contributed significantly. Together, these sectors constituted roughly three-fifths of the benchmark’s total market capitalization. Energy performed the worst (down 10.0%). Telecommunication services, the second-poorest performing sector, eked out a small gain (up 2.5%). Energy stocks declined in the last half of the year as the price of crude oil fell precipitously.

Four of the five largest stocks in the index in terms of market capitalization at year-end surpassed the benchmark’s return. Among them, Apple performed the best, driven by strong Apple Store and iPhone sales. Microsoft was the second-best performer, benefiting from its cloud-computing and Windows 8 sales. Exxon Mobil ended lower following a drop in oil prices.

16	2014 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of December 31, 2014

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Equity Index Account	4/29/1994	12.17%	15.19%	7.53%
Russell 3000 Index	—	12.56	15.63	7.94

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ■ 2014 Annual Report	17

CREF Equity Index Account

Expense example

Six months ended December 31, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Equity Index Account	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)
Actual return	$1,000.00	$1,050.79	$1.81
5% annual hypothetical return	1,000.00	1,023.44	1.79

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2014. The account’s annualized six-month expense ratio for that period was 0.35%.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2014	0.37%

Portfolio composition

% of net assets
Sector	as of 12/31/2014
Information technology	18.8
Financials	18.0
Health care	14.0
Consumer discretionary	12.8
Industrials	11.4
Consumer staples	8.5
Energy	7.5
Materials	3.6
Utilities	3.2
Telecommunication services	2.0
Short-term investments, other assets & liabilities, net	0.2
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 12/31/2014
More than $50 billion	49.8
More than $15 billion–$50 billion	24.2
More than $2 billion–$15 billion	21.2
$2 billion or less	4.8
Total	100.0

18	2014 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance for the twelve months ended December 31, 2014

The CREF Bond Market Account returned 5.52% for the year, compared with the 5.97% return of its benchmark, the Barclays U.S. Aggregate Bond Index.

The U.S. economy forged ahead in 2014. As a result of strong economic data in the United States and reassuring comments from the Federal Reserve, U.S. fixed-income markets registered positive returns for the period. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 5.97%, and its yield ended 2014 lower at 2.25%.

Real gross domestic product, which measures the value of all goods and services produced in the nation, rose from –2.9% in the first quarter to 5.0% (annualized) in the third quarter. The national unemployment rate dropped from 6.7% for December 2013 to 5.6% for December 2014. Nonetheless, inflation remained tame amid a plunge in oil prices. The Fed ended its bond-buying quantitative easing stimulus program and held its short-term interest rate target near zero. The yield on the 10-year U.S. Treasury note fell from 3.04% at year-end 2013 to 2.17% at the close of 2014.

Strong demand for quality characterizes the period

During the fiscal year, falling inflation expectations and strong investor demand relative to supply bolstered the performance of Treasuries and other high-quality sectors, including investment-grade corporate bonds and mortgage-backed securities (MBS). Corporates and MBS also benefited from rising profitability and positive economic growth.

U.S. Treasury securities, the benchmark’s largest sector at more than 35% of total market capitalization, returned over 5.0% for the period. Corporate bonds, which constituted nearly 30% of the benchmark’s total capitalization, returned more than 7.4%. U.S. MBS, the benchmark’s third-largest weighting at nearly 24%, returned more than 6.1% for the twelve months.

The account underperformed its benchmark primarily as a result of being underweighted in U.S. Treasury securities and MBS, as well as from its selections of government credit holdings, which lagged those in the index. In addition, the account had a shorter duration—a measure of interest-rate sensitivity—compared with the benchmark, and this positioning also hindered its relative performance. The account benefited, however, from overweight positions in corporate bonds, asset-backed securities, municipals and commercial MBS—all of which made positive contributions to relative performance.

College Retirement Equities Fund ■ 2014 Annual Report	19

CREF Bond Market Account

Performance as of December 31, 2014

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Bond Market Account	3/1/1990	5.52%	4.44%	4.27%
Barclays U.S. Aggregate Bond Index	—	5.97	4.45	4.71

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

20	2014 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Expense example

Six months ended December 31, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Bond Market Account	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)
Actual return	$1,000.00	$1,014.28	$2.23
5% annual hypothetical return	1,000.00	1,022.99	2.24

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2014. The account’s annualized six-month expense ratio for that period was 0.44%.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2014	0.44%

Portfolio composition

% of net assets
as of 12/31/2014
Corporate bonds	25.3
Mortgage-backed securities†	22.8
Foreign government & corporate bonds denominated in U.S. dollars	15.6
U.S. Treasury securities	13.1
Asset-backed securities	9.6
Commercial mortgage-backed securities	4.1
Municipal bonds	4.1
U.S. agency securities	2.5
Bank loan obligations	0.9
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	1.9
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations
Holdings by maturity
% of fixed-income investments (excluding
short-term investments) as of 12/31/2014
Less than 1 year	10.7
1–3 years	17.6
3–5 years	20.1
5–10 years	37.3
Over 10 years	14.3
Total	100.0

Holdings by credit quality‡
% of fixed-income investments (excluding
short-term investments) as of 12/31/2014
Aaa/AAA	48.9
Aa/AA	9.2
A/A	15.7
Baa/BBB	18.7
Ba/BB	3.8
B/B	1.9
Below B/B	0.7
Non-rated	1.1
Total	100.0

‡	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2014 Annual Report	21

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2014

The CREF Inflation-Linked Bond Account returned 3.32% for the year, compared with the 3.64% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

As December 2014 commenced, year-over-year inflation, as measured by the Consumer Price Index (CPI), was 1.6%, versus 1.5% one year earlier. Crude oil prices, a commonly used indicator of current inflationary pressures, plummeted 46% from $98 a barrel at year-end 2013 to $53 one year later.

The decline in inflation reflected improvements in the U.S. economy. Other evidence of economic progress included U.S. dollar appreciation, continued housing market strength and the unemployment rate falling below 6% for the first time since the 2008 recession.

Real gross domestic product, which measures the value of all goods and services produced in the nation, rose from –2.9% in the first quarter to 5.0% (annualized) in the third quarter—the fastest quarterly growth acceleration in a decade.

Although inflation remained well below its target rate of 2.0%, the Federal Reserve ended its bond-buying stimulus program in October. Fears that the pace of interest rate increases could happen too quickly caused volatility within the bond market, but most segments, including TIPS, advanced.

TIPS trail the broad bond market

During the year, the return of TIPS, as measured by the account’s benchmark, trailed the 5.97% return of the broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Despite concerns over rising U.S. interest rates going forward, longer-term yields declined and inflation expectations remained tame.

For the ten years ended December 31, 2014, the average annual return of TIPS was 4.37%, versus 4.71% for the broad bond market.

The account slightly underperformed its benchmark because of its expense charge. The account’s return includes a deduction for expenses, while the benchmark’s does not. Since the account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the account’s performance.

During the period, the account’s portfolio managers kept the account’s duration—a measure of its sensitivity to interest rate changes—close to the TIPS index. This strategy helped the account’s risk and reward characteristics remain in line with those of its benchmark.

22	2014 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of December 31, 2014

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Inflation-Linked Bond Account	5/1/1997	3.32%	3.69%	3.92%
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	3.64	4.11	4.37

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ■ 2014 Annual Report	23

CREF Inflation-Linked Bond Account

Expense example

Six months ended December 31, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Inflation-Linked Bond Account	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)
Actual return	$1,000.00	$ 977.44	$1.84
5% annual hypothetical return	1,000.00	1,023.34	1.89

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2014. The account’s annualized six-month expense ratio for that period was 0.37%.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2014	0.39%

Portfolio composition

% of net assets
as of 12/31/2014
U.S. Treasury securities	99.4
Short-term investments, other assets & liabilities, net	0.6
Total	100.0
Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2014
1–3 years	18.9
3–5 years	15.9
5–10 years	33.3
Over 10 years	31.9
Total	100.0

24	2014 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance for the twelve months ended December 31, 2014

The CREF Social Choice Account returned 6.83% for the year, compared with the 7.69% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays U.S. Aggregate Bond Index. The account uses certain environmental, social and governance criteria, while the benchmark does not.

Because of its criteria, the account did not invest in a number of stocks and bonds included in its composite benchmark. The account’s underperformance was due in part to its exclusion of Apple, Microsoft and Facebook. Apple stock reported solid revenues driven by strong Apple Store and iPhone sales. Microsoft’s cloud-computing and Windows 8 sales boosted interest in the company’s stock.

The losses were partially offset by the absence of energy giants Exxon Mobil, Chevron and BP. Their stock values dropped as oil prices plunged. The account also benefited from the exclusion of General Electric and Amazon.com.

The account’s strategies help manage risk

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall risk characteristics of the portfolio with those of its composite benchmark.

The account’s results were adversely affected by investments that did not perform as anticipated. Among these were overweight holdings in Sprint and Discovery Communications, an educational media distributor. Shares of Sprint dropped amid concerns about its financial position. The company has enacted a price-discounting strategy. Discovery Communications declined when estimates for the company’s earnings were revised downward.

Conversely, the account’s relative return was aided by overweights in Hewlett-Packard, Intel and Swiss pharmaceutical company Novartis. Hewlett-Packard announced plans to split into two new publicly traded companies as it continues to restructure. Intel reported higher-than-projected revenues as it seeks to move into more profitable business segments and announced plans to raise its annual cash dividend to be paid in 2015.

The account’s fixed-income component outperformed the Barclays aggregate index, a measure of the broad, domestic investment-grade, fixed-rate bond market, which returned 5.97%. Positions in U.S. Treasury, government-related agency and commercial mortgage-backed securities were among the largest fixed-income contributors to the account’s relative performance. The performance of the bond segment also helped to partially offset the negative effects of the account’s stock holdings, relative to its composite benchmark.

College Retirement Equities Fund ■ 2014 Annual Report	25

CREF Social Choice Account

Performance as of December 31, 2014

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Social Choice Account	3/1/1990	6.83%	9.54%	6.00%
CREF Social Choice Composite Benchmark*	—	7.69	9.99	6.23
Broad market index Russell 3000® Index	—	12.56	15.63	7.94

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On December 31, 2014, the CREF Social Choice Composite Benchmark consisted of: 47.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 13.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period.

26	2014 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Expense example

Six months ended December 31, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	†
CREF Social Choice Account	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)
Actual return	$1,000.00	$1,011.14	$1.98
5% annual hypothetical return	1,000.00	1,023.24	1.99

†	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2014. The account’s annualized six-month expense ratio for that period was 0.39%.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2014	0.41%

Portfolio composition

% of net assets
as of 12/31/2014
Equities	60.2
Long-term bonds	39.0
Short-term investments, other assets & liabilities, net	0.8
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 12/31/2014
More than $50 billion	38.0
More than $15 billion–$50 billion	43.3
More than $2 billion–$15 billion	17.0
$2 billion or less	1.7
Total	100.0

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2014
Less than 1 year	5.1
1–3 years	15.7
3–5 years	22.0
5–10 years	38.6
Over 10 years	18.6
Total	100.0

College Retirement Equities Fund ■ 2014 Annual Report	27

CREF Money Market Account

Performance for the twelve months ended December 31, 2014

The CREF Money Market Account returned 0.00% for the year, compared with the 0.01% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

Low rates continue to dominate the money market landscape

Short-term U.S. Treasury supply continued to decline during the reporting period, while the commercial paper market also remained tight, with outstanding issuance down by more than $1 trillion since mid-2007. Commercial paper yields remained low, as industrial corporations held cash and issued longer-maturity debt to take advantage of low interest rates.

The Federal Reserve kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% during the period and forecast the rate to remain close to that level at least through the middle of 2015. The three-month LIBOR rate began the year at 0.25%, declined slightly in the first six months, but then rose again in the final calendar quarter, closing at 0.26% on December 31, 2014. (LIBOR is a widely used indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) The three-month Treasury bill rate declined from 0.07% on January 2, 2014, to 0.04% on December 31.

Account remains well diversified in a challenging market

Against this backdrop of low rates and little supply, the account’s managers sought higher-yielding investments while remaining in full compliance with Securities and Exchange Commission regulations.

The account remains committed to holding longer-dated, floating-rate government agency paper (with one- to two-year maturities) in order to capture slightly higher yields. Our commercial paper exposure is diversified across industries and issuers, nearly all of which are U.S.-domiciled. Overseas, the account has limited exposure in Europe due to sluggish economic growth and potential risks stemming from the declining price of oil. However, management found what it believes to be select opportunities in high-quality issuers, including banks from Chile, South Korea, Japan and Singapore. As of December 30, 2014, the account’s weighted average maturity was 52 days, versus 43 days for the average iMoneyNet fund.

In response to exceptionally low interest rates, part or all of the account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld (waived) by TIAA to prevent the account’s yield from turning negative.

28	2014 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended December 30, 2014*

	Current yield	Effective yield
CREF Money Market Account†	0.00%	0.00%
iMoneyNet Money Fund Averages™—All Taxable‡	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2014

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Money Market Account†	4/1/1988	0.00%	0.00%	1.49%
iMoneyNet Money Fund Averages—All Taxable‡	—	0.01	0.02	1.40

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any investment, you can lose money by investing in this account.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†	Beginning July 16, 2009, part or all of the 12b-1 distribution fees and/or administrative fees for the CREF Money Market Account are being voluntarily withheld by TIAA (“waived”). Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice. Amounts waived on or after October 1, 2010, are subject to possible recovery by TIAA under certain conditions.
‡	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

College Retirement Equities Fund ■ 2014 Annual Report	29

CREF Money Market Account

Expense example

Six months ended December 31, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Money Market Account	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)
Actual return	$1,000.00	$1,000.00	$0.55
5% annual hypothetical return	1,000.00	1,024.65	0.56

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2014. The account’s annualized six-month expense ratio for that period was 0.11%. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2014	0.11%

Portfolio composition

% of net assets
as of 12/31/2014
U.S. government agency securities	34.4
Commercial paper	33.8
U.S. Treasury securities	16.2
Floating-rate securities, government	11.0
Certificates of deposit	4.1
Asset-backed securities	0.4
Other assets & liabilities, net	0.1
Total	100.0

30	2014 Annual Report ■ College Retirement Equities Fund

Summary portfolio of investments

CREF Stock Account  ■  December 31, 2014

				Value		% of net
Principal		Issuer		(000)		assets
BONDS

CORPORATE BONDS
CAPITAL GOODS				$0	^	0.0%
DIVERSIFIED FINANCIALS				466		0.0
FOOD, BEVERAGE & TOBACCO				31		0.0
		TOTAL CORPORATE BONDS	(Cost $520)	497		0.0
GOVERNMENT BONDS
U.S. TREASURY SECURITIES				295		0.0
		TOTAL GOVERNMENT BONDS	(Cost $303)	295		0.0
		TOTAL BONDS	(Cost $823)	792		0.0
EQUITY LINKED NOTES
BANKS				2,463		0.0
DIVERSIFIED FINANCIALS				1,781		0.0
		TOTAL EQUITY LINKED NOTES	(Cost $5,390)	4,244		0.0

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
5,896,437		Toyota Motor Corp		367,450		0.3
		Other		2,379,255		1.9
				2,746,705		2.2
BANKS
46,615,904		Bank of America Corp		833,958		0.7
10,706,978		Citigroup, Inc		579,355		0.5
12,020,484		JPMorgan Chase & Co		752,242		0.6
23,415,481		Wells Fargo & Co		1,283,637		1.0
		Other		6,226,136		5.0
				9,675,328		7.8
CAPITAL GOODS
2,773,631		3M Co		455,763		0.4
33,801,530		General Electric Co		854,165		0.7
5,625,446		Honeywell International, Inc		562,094		0.4
		Other		6,927,741		5.6
				8,799,763		7.1
COMMERCIAL & PROFESSIONAL SERVICES				1,389,169		1.1
CONSUMER DURABLES & APPAREL				2,768,923		2.2
CONSUMER SERVICES
1,010,918	a	Papa Murphy’s Holdings, Inc		11,747		0.0
		Other		2,386,868		1.9
				2,398,615		1.9

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	31

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2014

			Value	% of net
Shares		Company	(000)	assets
DIVERSIFIED FINANCIALS
10,760,716		Morgan Stanley	$417,516	0.3%
		Other	4,417,264	3.6
			4,834,780	3.9
ENERGY
7,218,680		Chevron Corp	809,792	0.7
15,251,080	d	Exxon Mobil Corp	1,409,962	1.1
4,657,377		Schlumberger Ltd	397,787	0.3
		Other	6,308,189	5.1
			8,925,730	7.2
FOOD & STAPLES RETAILING
5,565,696		CVS Corp	536,032	0.5
		Other	1,780,404	1.4
			2,316,436	1.9
FOOD, BEVERAGE & TOBACCO
7,931,015		Altria Group, Inc	390,761	0.3
11,032,220		Coca-Cola Co	465,781	0.4
6,103,650		PepsiCo, Inc	577,161	0.4
		Other	4,695,973	3.8
			6,129,676	4.9
HEALTH CARE EQUIPMENT & SERVICES			4,821,127	3.9
HOUSEHOLD & PERSONAL PRODUCTS
8,856,118		Procter & Gamble Co	806,704	0.6
		Other	957,430	0.8
			1,764,134	1.4
INSURANCE
4,467,404	*	Berkshire Hathaway, Inc (Class B)	670,781	0.5
6,930,997		Metlife, Inc	374,897	0.3
		Other	4,431,919	3.6
			5,477,597	4.4
MATERIALS
7,192,670	a	Berry Plastics Group, Inc	226,929	0.2
		Other	5,946,280	4.8
			6,173,209	5.0
MEDIA
12,388,629	e	Comcast Corp (Class A)	718,664	0.6
4,811,409		Time Warner, Inc	410,990	0.3
7,117,111		Walt Disney Co	670,361	0.6
		Other	2,501,074	2.0
			4,301,089	3.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,599,892		AbbVie, Inc	497,337	0.4
1,403,035	*	Actavis plc	361,155	0.3
2,482,185		Amgen, Inc	395,387	0.3
4,576,479	*	Celgene Corp	511,925	0.4

32	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2014

				Value	% of net
Shares		Company		(000)	assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
6,348,893	*	Gilead Sciences, Inc		$598,447	0.5%
11,459,533		Johnson & Johnson		1,198,324	0.9
10,191,847		Merck & Co, Inc		578,795	0.5
5,039,645		Novartis AG.		467,394	0.4
20,829,409		Pfizer, Inc		648,836	0.5
		Other		5,695,079	4.6
				10,952,679	8.8
REAL ESTATE				4,501,841	3.6
RETAILING
1,154,161	*	Amazon.com, Inc		358,194	0.3
6,026,650		Home Depot, Inc		632,618	0.5
		Other		3,746,254	3.0
				4,737,066	3.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
17,251,444		Intel Corp		626,055	0.5
		Other		2,797,200	2.2
				3,423,255	2.7
SOFTWARE & SERVICES
8,084,010	*	Facebook, Inc		630,715	0.5
1,199,645	*	Google, Inc		631,493	0.5
957,887	*	Google, Inc (Class A)		508,312	0.4
2,794,554		International Business Machines Corp		448,358	0.4
31,836,159		Microsoft Corp		1,478,790	1.2
12,591,200		Oracle Corp		566,226	0.4
2,337,450		Visa, Inc (Class A)		612,879	0.5
		Other		5,131,940	4.1
				10,008,713	8.0
TECHNOLOGY HARDWARE & EQUIPMENT
23,032,795		Apple, Inc		2,542,360	2.0
18,495,953		Cisco Systems, Inc		514,465	0.4
4,928,992		Qualcomm, Inc		366,372	0.3
		Other		3,190,157	2.6
				6,613,354	5.3
TELECOMMUNICATION SERVICES
16,636,684		Verizon Communications, Inc		778,264	0.6
		Other		2,551,669	2.1
				3,329,933	2.7
TRANSPORTATION
4,568,534		Union Pacific Corp		544,250	0.4
		Other		3,318,157	2.7
				3,862,407	3.1
UTILITIES				3,789,893	3.0
		TOTAL COMMON STOCKS	(Cost $109,264,286)	123,741,422	99.4

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	33

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2014

				Value	% of net
Shares		Company		(000)	assets
PREFERRED STOCKS
BANKS				$20,570	0.0%
CAPITAL GOODS				401	0.0
DIVERSIFIED FINANCIALS				1,570	0.0
MEDIA				3	0.0
REAL ESTATE				19	0.0
		TOTAL PREFERRED STOCKS	(Cost $27,981)	22,563	0.0
RIGHTS / WARRANTS
BANKS				471	0.0
CAPITAL GOODS				13	0.0
CONSUMER SERVICES				26	0.0
ENERGY				542	0.0
HEALTH CARE EQUIPMENT & SERVICES				5	0.0
MATERIALS				397	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				80	0.0
REAL ESTATE				74	0.0
RETAILING				2	0.0
TELECOMMUNICATION SERVICES				494	0.0
TRANSPORTATION				14	0.0
UTILITIES				225	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $2,077)	2,343	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				64,589	0.0
TREASURY DEBT				539,839	0.4
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				750,000	0.6
REPURCHASE AGREEMENT
$625,000,000	n	Barclays	0.060%, 01/02/15	625,000	0.5
450,000,000	o	Goldman Sachs	0.070%, 01/08/15	450,000	0.4
400,000,000	p	HSBC	0.060%, 01/07/15	400,000	0.3
536,778,000	q	Merrill Lynch	0.030%, 01/02/15	536,778	0.4
	r	Other Repurchase Agreements	0.050%–0.100%, 01/02/15–01/07/15	1,682,000	1.4
				3,693,778	3.0

34	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Stock Account ■ December 31, 2014

			Value	% of net
Principal	Issuer		(000)	assets
VARIABLE RATE SECURITIES			$197,080	0.2%
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		4,640,858	3.8
	TOTAL SHORT-TERM INVESTMENTS	(Cost $5,246,399)	5,245,286	4.2

	TOTAL PORTFOLIO	(Cost $114,546,956)	129,016,650	103.6
	OTHER ASSETS & LIABILITIES, NET		(4,542,483)	(3.6)
	NET ASSETS		$124,474,167	100.0%

^	Amount represents less than $1,000.
*	Non-income producing
a	Affiliated holding
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,928,335,000.
n	Agreement with Barclays, 0.06% dated 12/31/14 to be repurchased at $625,000,000 on 1/2/15, collateralized by U.S. Government Agency Securities valued at $636,815,000.
o	Agreement with Goldman Sachs, 0.07% dated 12/31/14 to be repurchased at $450,000,000 on 1/8/15, collateralized by U.S. Government Agency Securities valued at $459,000,000.
p	Agreement with HSBC, 0.06% dated 12/31/14 to be repurchased at $400,000,000 on 1/7/15, collateralized by U.S. Government Agency Securities valued at $408,002,000.
q	Agreement with Merrill Lynch, 0.03% dated 12/31/14 to be repurchased at $536,778,000 on 1/2/15, collateralized by U.S. Government Agency Securities valued at $547,514,000.
r	Agreements, 0.05%–0.10% dated 12/31/14 to be repurchased at $1,682,000,000 on 1/2/15–1/7/15, collateralized by U.S. Government Agency Securities valued at $1,715,644,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/14, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $77,383,000, or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	35

Summary of market values by country

CREF Stock Account  ■  December 31, 2014

		% of
	Value	total
Country	(000)	portfolio
DOMESTIC
UNITED STATES	$90,838,036	70.4%
TOTAL DOMESTIC	90,838,036	70.4

FOREIGN
ARGENTINA	1,746	0.0
AUSTRALIA	1,691,775	1.3
AUSTRIA	108,590	0.1
BAHAMAS	167	0.0
BELGIUM	274,529	0.2
BERMUDA	9,563	0.0
BRAZIL	676,275	0.5
CANADA	2,939,760	2.3
CAYMAN ISLANDS	997	0.0
CHILE	114,871	0.1
CHINA	1,884,703	1.5
COLOMBIA	54,330	0.1
CYPRUS	80	0.0
CZECH REPUBLIC	20,240	0.0
DENMARK	396,002	0.3
EGYPT	32,688	0.0
FAROE ISLANDS	2,825	0.0
FINLAND	267,475	0.2
FRANCE	2,737,626	2.1
GEORGIA	3,010	0.0
GERMANY	2,071,136	1.6
GIBRALTAR	8,551	0.0
GREECE	130,661	0.1
GUERNSEY, C.I.	469	0.0
HONG KONG	958,775	0.8
HUNGARY	11,625	0.0
INDIA	712,684	0.6
INDONESIA	233,805	0.2
IRELAND	376,556	0.3
ISLE OF MAN	2,565	0.0
ISRAEL	197,878	0.2
ITALY	637,258	0.5
JAPAN	5,636,779	4.4
		% of
	Value	total
Country	(000)	portfolio
JERSEY, C.I.	$11,180	0.0%
KOREA, REPUBLIC OF	1,258,137	1.0
LUXEMBOURG	48,472	0.0
MACAU	9,589	0.0
MALAYSIA	262,926	0.2
MALTA	4,980	0.0
MEXICO	409,673	0.3
MONACO	8,397	0.0
NETHERLANDS	1,244,042	1.0
NEW ZEALAND	106,071	0.1
NORWAY	173,459	0.1
PANAMA	19,213	0.0
PERU	19,522	0.0
PHILIPPINES	143,518	0.1
POLAND	125,473	0.1
PORTUGAL	52,975	0.0
PUERTO RICO	14,140	0.0
QATAR	52,155	0.0
RUSSIA	174,572	0.1
SINGAPORE	551,814	0.4
SOUTH AFRICA	642,516	0.5
SPAIN	568,917	0.4
SRI LANKA	2,061	0.0
SWEDEN	805,778	0.6
SWITZERLAND	2,334,284	1.8
TAIWAN	1,126,778	0.9
THAILAND	238,452	0.2
TURKEY	160,898	0.1
UKRAINE	516	0.0
UNITED ARAB EMIRATES	65,174	0.1
UNITED KINGDOM	5,344,690	4.2
VIETNAM	932	0.0
VIRGIN ISLANDS, U.S.	1,316	0.0
TOTAL FOREIGN	38,178,614	29.6

TOTAL PORTFOLIO	$129,016,650	100.0%

36	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Global Equities Account  ■  December 31, 2014

		Value	% of net
Shares	Company	(000)	assets
COMMON STOCKS
AUSTRALIA		$324,987	1.7%
AUSTRIA		14,783	0.1
BELGIUM		74,077	0.4
BRAZIL		18,641	0.1
CANADA
1,418,941	Toronto-Dominion Bank	67,796	0.4
	Other	641,703	3.3
		709,499	3.7
CHINA		195,770	1.0
COLOMBIA		1,833	0.0
DENMARK		106,686	0.6
FINLAND		73,979	0.4
FRANCE
1,437,041	BNP Paribas	84,834	0.4
1,879,082	Total S.A.	96,269	0.5
	Other	533,530	2.8
		714,633	3.7
GERMANY
460,232	Allianz AG.	76,227	0.4
570,324	Bayer AG.	77,740	0.4
971,910	Daimler AG. (Registered)	80,721	0.4
	Other	327,512	1.7
		562,200	2.9
GIBRALTAR		3,280	0.0
GREECE		6,329	0.0
HONG KONG		165,585	0.9
INDIA		103,704	0.5
INDONESIA		12,006	0.1
IRELAND		176,028	0.9
ISRAEL		20,077	0.1
ITALY		171,785	0.9
JAPAN
1,910,648	Toyota Motor Corp	119,066	0.6
	Other	1,255,681	6.6
		1,374,747	7.2
JERSEY, C.I.		300	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	37

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2014

			Value	% of net
Shares		Company	(000)	assets
KOREA, REPUBLIC OF			$36,249	0.2%
LUXEMBOURG			12,440	0.1
MACAU			8,433	0.0
MALAYSIA			11,366	0.1
MEXICO			15,574	0.1
NETHERLANDS
6,109,835	*	ING Groep NV	78,937	0.4
		Other	295,650	1.6
			374,587	2.0
NEW ZEALAND			13,739	0.1
NORWAY			27,488	0.1
PHILIPPINES			18,949	0.1
POLAND			4,230	0.0
PORTUGAL			946	0.0
RUSSIA			4,777	0.0
SINGAPORE			89,878	0.5
SOUTH AFRICA			32,926	0.2
SPAIN			136,794	0.7
SWEDEN			135,809	0.7
SWITZERLAND
1,353,731		Nestle S.A.	98,688	0.5
1,999,423		Novartis AG.	185,434	1.0
427,389		Roche Holding AG.	115,798	0.6
		Other	333,853	1.7
			733,773	3.8
TAIWAN			79,258	0.4
THAILAND			33,052	0.2
TURKEY			26,289	0.1
UNITED ARAB EMIRATES			19,816	0.1
UNITED KINGDOM
25,281,731		Barclays plc	95,042	0.5
3,574,417		Prudential plc	82,639	0.4
1,559,891		SABMiller plc	81,319	0.4
		Other	1,182,345	6.2
			1,441,345	7.5

38	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2014

				Value	% of net
Shares		Company		(000)	assets
UNITED STATES
2,363,767		Abbott Laboratories		$106,417	0.6%
1,180,712		AbbVie, Inc		77,266	0.4
369,123	*	Alexion Pharmaceuticals, Inc		68,299	0.4
3,889,983		Apple, Inc		429,376	2.2
6,151,629		Bank of America Corp		110,053	0.6
817,496	*	Celgene Corp		91,445	0.5
1,028,554		Chevron Corp		115,383	0.6
2,648,528		Comcast Corp (Class A)		153,641	0.8
1,176,957		CVS Corp		113,353	0.6
1,382,472	d	Exxon Mobil Corp		127,810	0.7
1,023,680	*	Facebook, Inc		79,867	0.4
4,776,831		General Electric Co		120,711	0.6
793,062	*	Gilead Sciences, Inc		74,754	0.4
221,987	*	Google, Inc		116,854	0.6
1,512,307		Home Depot, Inc		158,747	0.8
1,213,556		Honeywell International, Inc		121,258	0.6
2,260,291		Intel Corp		82,026	0.4
1,120,477	e	iShares MSCI EAFE Index Fund		68,170	0.4
1,785,870		Johnson & Johnson		186,748	1.0
1,275,802		JPMorgan Chase & Co		79,840	0.4
417,757		McKesson Corp		86,718	0.4
3,432,855		Microsoft Corp		159,456	0.8
2,217,207		Morgan Stanley		86,028	0.4
644,134		NextEra Energy, Inc		68,465	0.4
1,505,252		Oracle Corp		67,691	0.4
1,208,305		PepsiCo, Inc		114,257	0.6
3,042,949		Pfizer, Inc		94,788	0.5
1,304,983		Procter & Gamble Co		118,871	0.6
1,107,481		Time Warner, Inc		94,601	0.5
608,515		Union Pacific Corp		72,492	0.4
2,069,051		Verizon Communications, Inc		96,790	0.5
476,532		Visa, Inc (Class A)		124,947	0.6
994,429		Walt Disney Co		93,665	0.5
4,377,892		Wells Fargo & Co		239,996	1.2
1,885,534	*	Yahoo!, Inc		95,238	0.5
		Other		6,781,907	35.4
				10,877,928	56.7
		TOTAL COMMON STOCKS	(Cost $16,589,157)	18,966,575	98.9
RIGHTS / WARRANTS
SPAIN				193	0.0
UNITED STATES				91	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $242)	284	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	39

Summary portfolio of investments	concluded

CREF Global Equities Account ■ December 31, 2014

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$18,669	0.1%
TREASURY DEBT				136,356	0.7
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				45,000	0.2
REPURCHASE AGREEMENTS
$150,000,000	n	HSBC	0.060%, 01/07/15	150,000	0.8
	o	Other Repurchase Agreements	0.030%–0.060%, 01/02/15	170,000	0.9
				320,000	1.7
VARIABLE RATE SECURITIES				34,709	0.2
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				399,709	2.1
TOTAL SHORT-TERM INVESTMENTS			(Cost $554,914)	554,734	2.9

		TOTAL PORTFOLIO	(Cost $17,144,313)	19,521,593	101.8
		OTHER ASSETS & LIABILITIES, NET		(349,818)	(1.8)
		NET ASSETS		$19,171,775	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $413,073,000.
n	Agreement with HSBC, 0.06% dated 12/31/14 to be repurchased at $150,000,000 on 1/7/15, collateralized by U.S. Government Agency Securities valued at $153,001,000.
o	Agreements, 0.03%–0.06% dated 12/31/14 to be repurchased at $170,000,000 on 1/2/15, collateralized by U.S. Government Agency Securities valued at $173,400,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/14, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $3,785,000 or 0.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

40	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector

CREF Global Equities Account  ■  December 31, 2014

	Value	% of net
Sector	(000)	assets
FINANCIALS	$3,753,156	19.6%
INFORMATION TECHNOLOGY	3,009,527	15.7
CONSUMER DISCRETIONARY	2,894,642	15.1
HEALTH CARE	2,646,502	13.8
INDUSTRIALS	2,175,024	11.3
CONSUMER STAPLES	1,510,221	7.9
ENERGY	1,212,287	6.3
MATERIALS	904,537	4.7
UTILITIES	458,013	2.4
TELECOMMUNICATION SERVICES	402,950	2.1
SHORT-TERM INVESTMENTS	554,734	2.9
OTHER ASSETS & LIABILITIES, NET	(349,818)	(1.8)
NET ASSETS	$19,171,775	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	41

Summary portfolio of investments

CREF Growth Account  ■  December 31, 2014

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
544,329	*,e	Tesla Motors, Inc	$121,064	0.6%
		Other	245,412	1.1
			366,476	1.7
BANKS			62,756	0.3
CAPITAL GOODS
949,494		3M Co	156,021	0.8
1,301,436		Honeywell International, Inc	130,039	0.6
		Other	860,113	4.0
			1,146,173	5.4
COMMERCIAL & PROFESSIONAL SERVICES
1,882,646	*	Verisk Analytics, Inc	120,584	0.6
		Other	125,739	0.6
			246,323	1.2
CONSUMER DURABLES & APPAREL
1,784,610		Nike, Inc (Class B)	171,590	0.8
		Other	452,705	2.1
			624,295	2.9
CONSUMER SERVICES
1,716,093		Starbucks Corp	140,806	0.6
		Other	442,928	2.1
			583,734	2.7
DIVERSIFIED FINANCIALS
921,226		Ameriprise Financial, Inc	121,832	0.5
1,557,619		Moody’s Corp	149,235	0.7
		Other	784,929	3.7
			1,055,996	4.9
ENERGY
1,464,347		EOG Resources, Inc	134,822	0.7
1,757,476		Schlumberger Ltd	150,106	0.7
		Other	281,292	1.3
			566,220	2.7
FOOD & STAPLES RETAILING			391,839	1.8
FOOD, BEVERAGE & TOBACCO
2,404,071		Altria Group, Inc	118,449	0.6
2,757,988		Coca-Cola Co	116,442	0.5
1,329,217		PepsiCo, Inc	125,691	0.6
		Other	549,187	2.6
			909,769	4.3

42	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Growth Account  ■  December 31, 2014

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES			$745,007	3.5%
HOUSEHOLD & PERSONAL PRODUCTS
1,942,236		Estee Lauder Cos (Class A)	147,998	0.7
		Other	72,004	0.3
			220,002	1.0
INSURANCE			165,515	0.8
MATERIALS
984,914		Monsanto Co	117,668	0.5
622,857		PPG Industries, Inc	143,973	0.7
		Other	485,300	2.3
			746,941	3.5
MEDIA
6,233,714		Comcast Corp (Class A)	361,618	1.7
1,435,500		Time Warner, Inc	122,620	0.6
3,008,197		Walt Disney Co	283,342	1.3
		Other	396,773	1.8
			1,164,353	5.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,886,924		AbbVie, Inc	188,920	0.9
744,125	*	Actavis plc	191,545	0.9
801,595	*	Alexion Pharmaceuticals, Inc	148,319	0.7
549,910		Allergan, Inc	116,905	0.5
866,470		Amgen, Inc	138,020	0.6
664,101	*	Biogen Idec, Inc	225,429	1.1
2,265,588		Bristol-Myers Squibb Co	133,738	0.6
3,366,536	*	Celgene Corp	376,581	1.8
3,233,343	*	Gilead Sciences, Inc	304,775	1.4
882,661		Perrigo Co plc	147,546	0.7
		Other	680,206	3.2
			2,651,984	12.4
REAL ESTATE			334,442	1.6
RETAILING
929,732	*	Amazon.com, Inc	288,543	1.4
1,433,374		Expedia, Inc	122,353	0.6
2,916,978		Home Depot, Inc	306,195	1.4
		Other	903,204	4.2
			1,620,295	7.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			552,372	2.6

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	43

Summary portfolio of investments	continued

CREF Growth Account  ■  December 31, 2014

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
2,876,991	*	Adobe Systems, Inc		$209,157	1.0%
2,067,390	*	eBay, Inc		116,022	0.5
4,981,529	*	Facebook, Inc		388,659	1.8
729,963	*	Google, Inc		384,253	1.8
525,586	*	Google, Inc (Class A)		278,907	1.3
890,691		International Business Machines Corp		142,902	0.7
3,056,013		Intuit, Inc		281,734	1.3
2,864,344		Mastercard, Inc (Class A)		246,792	1.2
9,662,711		Microsoft Corp		448,833	2.1
4,505,636		Oracle Corp		202,618	0.9
3,419,009	*	Salesforce.com, Inc		202,781	1.0
1,412,176		Visa, Inc (Class A)		370,273	1.7
2,976,297	*	Yahoo!, Inc		150,333	0.7
		Other		929,152	4.4
				4,352,416	20.4
TECHNOLOGY HARDWARE & EQUIPMENT
11,093,662	d	Apple, Inc		1,224,518	5.7
1,608,684		Qualcomm, Inc		119,574	0.5
		Other		333,832	1.6
				1,677,924	7.8
TELECOMMUNICATION SERVICES
3,290,442		Verizon Communications, Inc		153,927	0.7
		Other		100,669	0.5
				254,596	1.2
TRANSPORTATION
1,931,030		Union Pacific Corp		230,044	1.1
		Other		517,742	2.4
				747,786	3.5
UTILITIES				20,762	0.1
		TOTAL COMMON STOCKS	(Cost $16,378,138)	21,207,976	99.3

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT				132,088	0.5

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
417,994,935	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		417,995	2.0
				417,995	2.0
		TOTAL SHORT-TERM INVESTMENTS	(Cost $550,126)	550,083	2.5

		TOTAL PORTFOLIO	(Cost $16,928,264)	21,758,059	101.8
		OTHER ASSETS & LIABILITIES, NET		(390,132)	(1.8)
		NET ASSETS		$21,367,927	100.0%

44	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Growth Account  ■  December 31, 2014

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $407,070,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/14, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $29,112,000 or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments.

Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	45

Summary portfolio of investments

CREF Equity Index Account  ■  December 31, 2014

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$191,896	1.1%
BANKS
7,880,832		Bank of America Corp	140,988	0.8
2,276,696		Citigroup, Inc	123,192	0.7
2,836,554		JPMorgan Chase & Co	177,512	1.0
3,579,245		Wells Fargo & Co	196,214	1.2
		Other	398,360	2.3
			1,036,266	6.0
CAPITAL GOODS
490,366		3M Co	80,577	0.5
546,525		Boeing Co	71,037	0.4
7,515,628		General Electric Co	189,920	1.1
687,057		United Technologies Corp	79,012	0.5
		Other	911,933	5.3
			1,332,479	7.8
COMMERCIAL & PROFESSIONAL SERVICES			182,170	1.1
CONSUMER DURABLES & APPAREL			273,176	1.6
CONSUMER SERVICES
740,773		McDonald’s Corp	69,410	0.4
		Other	293,698	1.7
			363,108	2.1
DIVERSIFIED FINANCIALS
335,113		Goldman Sachs Group, Inc	64,955	0.4
		Other	599,172	3.5
			664,127	3.9
ENERGY
1,426,764		Chevron Corp	160,054	0.9
3,218,577	d	Exxon Mobil Corp	297,558	1.8
974,712		Schlumberger Ltd	83,250	0.5
		Other	741,426	4.3
			1,282,288	7.5
FOOD & STAPLES RETAILING
876,313		CVS Corp	84,398	0.5
1,194,081		Wal-Mart Stores, Inc	102,548	0.6
		Other	184,650	1.1
			371,596	2.2
FOOD, BEVERAGE & TOBACCO
1,488,807		Altria Group, Inc	73,354	0.4
2,971,326		Coca-Cola Co	125,449	0.7
1,136,253		PepsiCo, Inc	107,444	0.6
1,178,849		Philip Morris International, Inc	96,017	0.6
		Other	370,264	2.2
			772,528	4.5

46	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account  ■  December 31, 2014

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
735,552		UnitedHealth Group, Inc	$74,357	0.5%
		Other	774,547	4.5
			848,904	5.0
HOUSEHOLD & PERSONAL PRODUCTS
2,028,075		Procter & Gamble Co	184,738	1.1
		Other	131,154	0.7
			315,892	1.8
INSURANCE
1,371,733	*	Berkshire Hathaway, Inc (Class B)	205,966	1.2
		Other	524,048	3.1
			730,014	4.3
MATERIALS			620,005	3.6
MEDIA
1,941,429		Comcast Corp (Class A)	112,622	0.7
1,297,983		Walt Disney Co	122,257	0.7
		Other	367,238	2.1
			602,117	3.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,191,665		AbbVie, Inc	77,982	0.5
567,380		Amgen, Inc	90,378	0.5
1,243,991		Bristol-Myers Squibb Co	73,433	0.4
601,169	*	Celgene Corp	67,247	0.4
1,150,941	*	Gilead Sciences, Inc	108,488	0.6
2,120,376		Johnson & Johnson	221,728	1.3
2,190,261		Merck & Co, Inc	124,385	0.7
4,780,678		Pfizer, Inc	148,918	0.9
		Other	635,025	3.7
			1,547,584	9.0
REAL ESTATE			664,730	3.9
RETAILING
281,569	*	Amazon.com, Inc	87,385	0.5
1,024,981		Home Depot, Inc	107,592	0.6
		Other	565,882	3.3
			760,859	4.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,730,918		Intel Corp	135,395	0.8
		Other	296,613	1.7
			432,008	2.5

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	47

Summary portfolio of investments	continued

CREF Equity Index Account  ■  December 31, 2014

				Value		% of net
Shares		Company		(000)		assets
SOFTWARE & SERVICES
1,479,740	*	Facebook, Inc		$115,449		0.7%
212,860	*	Google, Inc		112,050		0.6
210,371	*	Google, Inc (Class A)		111,635		0.6
708,976		International Business Machines Corp		113,748		0.7
753,258		Mastercard, Inc (Class A)		64,901		0.4
6,191,102		Microsoft Corp		287,577		1.7
2,461,637		Oracle Corp		110,700		0.6
375,808		Visa, Inc (Class A)		98,537		0.6
		Other		741,655		4.3
				1,756,252		10.2
TECHNOLOGY HARDWARE & EQUIPMENT
4,519,028		Apple, Inc		498,810		2.9
3,839,373		Cisco Systems, Inc		106,792		0.6
1,265,034		Qualcomm, Inc		94,030		0.5
		Other		354,416		2.1
				1,054,048		6.1
TELECOMMUNICATION SERVICES
3,886,671		AT&T, Inc		130,553		0.8
3,103,706		Verizon Communications, Inc		145,192		0.8
		Other		67,527		0.4
				343,272		2.0
TRANSPORTATION
678,894		Union Pacific Corp		80,877		0.5
		Other		355,498		2.0
				436,375		2.5
UTILITIES				555,134		3.2
		TOTAL COMMON STOCKS	(Cost $9,178,161)	17,136,828		99.8
RIGHTS / WARRANTS
ENERGY				0	^	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				4		0.0
TELECOMMUNICATION SERVICES				118		0.0
UTILITIES				101		0.0
		TOTAL RIGHTS / WARRANTS	(Cost $118)	223		0.0

48	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Equity Index Account  ■  December 31, 2014

Principal		Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
TREASURY DEBT				$6,996	0.0%

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
564,844,257	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		564,844	3.3
				564,844	3.3
		TOTAL SHORT-TERM INVESTMENTS	(Cost $571,839)	571,840	3.3

		TOTAL PORTFOLIO	(Cost $9,750,118)	17,708,891	103.1
		OTHER ASSETS & LIABILITIES, NET		(536,135)	(3.1)
		NET ASSETS		$17,172,756	100.0%

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/14, the aggregate value of securities on loan is $548,746,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments.

Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	49

Summary portfolio of investments

CREF Bond Market Account  ■  December 31, 2014

Value	% of net
Principal	Issuer	(000)	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$9,836	0.1%
CAPITAL GOODS	4,709	0.0
COMMERCIAL & PROFESSIONAL SERVICES	2,639	0.0
CONSUMER SERVICES	14,260	0.1
DIVERSIFIED FINANCIALS	4,894	0.0
ENERGY	4,013	0.0
FOOD & STAPLES RETAILING	5,544	0.1
FOOD, BEVERAGE & TOBACCO	10,067	0.1
HEALTH CARE EQUIPMENT & SERVICES	8,590	0.1
MATERIALS	9,611	0.1
MEDIA	15,726	0.1
RETAILING	1,968	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,331	0.1
SOFTWARE & SERVICES	9,839	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	4,692	0.0
UTILITIES	193	0.0
TOTAL BANK LOAN OBLIGATIONS	(Cost $120,355)	118,912	0.9
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	39,415	0.3
BANKS
$70,000,000	g	Toronto-Dominion Bank	1.500%, 03/13/17	70,541	0.5
Other	820,760	6.1
891,301	6.6
CAPITAL GOODS	127,657	0.9
COMMERCIAL & PROFESSIONAL SERVICES	62,171	0.5
CONSUMER DURABLES & APPAREL	23,333	0.2
CONSUMER SERVICES	129,828	1.0
DIVERSIFIED FINANCIALS	622,375	4.6
ENERGY	352,208	2.6
FOOD & STAPLES RETAILING	38,702	0.3
FOOD, BEVERAGE & TOBACCO	137,183	1.0
HEALTH CARE EQUIPMENT & SERVICES	147,043	1.1
HOUSEHOLD & PERSONAL PRODUCTS	17,874	0.1
INSURANCE	262,684	1.9

50	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2014

				Value	% of net
Principal		Issuer		(000)	assets
MATERIALS				$241,557	1.9%
MEDIA				235,688	1.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				115,069	0.8
REAL ESTATE				138,608	1.0
RETAILING				73,110	0.6
SOFTWARE & SERVICES				54,721	0.4
TECHNOLOGY HARDWARE & EQUIPMENT				133,581	1.0
TELECOMMUNICATION SERVICES				267,400	2.0
TRANSPORTATION				107,356	0.8
UTILITIES				492,547	3.6
		TOTAL CORPORATE BONDS	(Cost $4,575,553)	4,711,411	34.9
GOVERNMENT BONDS
AGENCY SECURITIES
$198,050,000		Private Export Funding Corp (PEFCO)	1.375%–5.450%, 05/15/15–11/15/22	203,672	1.5
62,753,000		Tunisia Government AID Bonds	1.686%, 07/16/19	62,487	0.4
		Other		93,338	0.6
				359,497	2.5
FOREIGN GOVERNMENT BONDS				806,418	6.0
MORTGAGE BACKED
75,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.000%, 02/15/45	79,745	0.6
286,524,842		FGLMC	3.000%–8.000%, 12/01/16–02/15/45	305,443	2.3
61,000,000	h	Federal National Mortgage Association (FNMA)	2.500%, 01/25/30	62,106	0.5
54,000,000	h	FNMA	3.000%, 01/25/30	56,128	0.4
112,000,000	h	FNMA	3.500%, 01/25/30	118,317	0.9
69,645,244		FNMA	3.000%, 06/25/43	72,098	0.5
60,000,000	h	FNMA	3.000%, 01/25/45	60,694	0.4
50,000,000	h	FNMA	3.500%, 01/25/45	52,121	0.4
50,000,000	h	FNMA	4.000%, 01/25/45	53,363	0.4
58,000,000	h	FNMA	5.000%, 01/25/45	64,080	0.5
137,000,000	h	FNMA	3.000%, 02/25/45	138,239	1.0
157,000,000	h	FNMA	3.500%, 02/25/45	163,237	1.2
121,000,000	h	FNMA	4.000%, 02/25/45	128,807	0.9
54,000,000	h	FNMA	4.500%, 02/25/45	58,514	0.4
98,000,000	h	FNMA	5.000%, 02/25/45	108,150	0.8
844,291,412		FNMA	3.000%–9.000%, 02/01/15–01/25/45	909,554	6.7
64,265,610		Government National Mortgage Association (GNMA)	4.000%, 10/20/44	69,045	0.5
60,000,000	h	GNMA	3.500%, 12/20/44	63,076	0.5
159,000,000	h	GNMA	3.500%, 01/20/45	166,900	1.2
54,000,000	h	GNMA	4.000%, 01/20/45	57,897	0.4
51,000,000	h	GNMA	4.500%, 02/20/45	55,628	0.4
160,462,382		GNMA	2.176%–9.500%, 06/15/16–01/20/45	170,950	1.3
		Other		75,512	0.6
				3,089,604	22.8

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	51

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2014

				Value	% of net
Principal		Issuer		(000)	assets
MUNICIPAL BONDS
$194,685,000		State of Illinois	0.750%–5.463%, 03/01/15–04/01/28	$194,601	1.5%
55,000,000		University of California	1.796%, 07/01/19	54,529	0.4
		Other		298,575	2.2
				547,705	4.1
U.S. TREASURY SECURITIES
49,175,000		United States Treasury Bond	5.250%, 02/15/29	66,110	0.5
72,686,000		United States Treasury Bond	5.375%, 02/15/31	101,312	0.7
48,602,000		United States Treasury Bond	4.500%, 02/15/36	64,827	0.5
56,375,000		United States Treasury Bond	3.625%, 08/15/43	66,298	0.5
57,024,000		United States Treasury Bond	3.125%, 08/15/44	61,390	0.5
166,905,000		United States Treasury Note	0.250%, 01/31/15	166,925	1.2
51,305,000		United States Treasury Note	0.250%, 02/28/15	51,319	0.4
74,410,000		United States Treasury Note	0.375%, 04/30/16	74,398	0.5
55,500,000		United States Treasury Note	0.375%, 05/31/16	55,465	0.4
49,500,000		United States Treasury Note	3.125%, 04/30/17	52,141	0.4
189,872,000		United States Treasury Note	8.000%, 11/15/21	264,159	2.0
167,986,200		United States Treasury Note	2.250%, 11/15/24	169,115	1.2
64,500,000		United States Treasury Note	3.000%, 11/15/44	67,785	0.5
432,213,400		United States Treasury Note	0.250%–3.125%, 06/30/15–08/31/21	434,163	3.2
		Other		76,969	0.6
				1,772,376	13.1
		TOTAL GOVERNMENT BONDS	(Cost $6,450,005)	6,575,600	48.5
STRUCTURED ASSETS
ASSET BACKED
136,912,794	g	Dominos Pizza Master Issuer LLC
		Series - 2012 1A (Class A2)	5.216%, 01/25/42	143,533	1.1
67,134,000	g	Hertz Vehicle Financing LLC
		Series - 2010 1A (Class A2)	3.740%, 02/25/17	68,877	0.5
100,000,000	g	HLSS Servicer Advance Receivables Backed Notes
		Series - 2014 T1 (Class AT1)	1.244%, 01/17/45	100,000	0.7
55,381,283	g	SpringCastle America Funding LLC
		Series - 2014 AA (Class A)	2.700%, 05/25/23	55,293	0.4
		Other		937,412	6.9
				1,305,115	9.6
OTHER MORTGAGE BACKED
59,205,990		JP Morgan Chase Commercial Mortgage Securities Trust
		Series - 2006 LDP9 (Class A1A)	5.257%, 05/15/47	61,923	0.5
		Other		491,945	3.6
				553,868	4.1
		TOTAL STRUCTURED ASSETS	(Cost $1,856,829)	1,858,983	13.7
		TOTAL BONDS	(Cost $12,882,387)	13,145,994	97.1

52	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Bond Market Account  ■  December 31, 2014

Shares		Company		Value (000)	% of net assets
PREFERRED STOCKS
BANKS				$7,769	0.1%
		TOTAL PREFERRED STOCKS	(Cost $49,941)	7,769	0.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				63,596	0.5
TREASURY DEBT
$ 63,000,000	w	United States Treasury Bill	0.050%–0.100%, 02/05/15	62,995	0.5
67,200,000	w	United States Treasury Bill	0.083%–0.110%, 03/05/15	67,198	0.5
247,800,000	w	United States Treasury Bill	0.078%–0.100%, 04/30/15	247,763	1.8
126,300,000	w	United States Treasury Bill	0.081%–0.095%, 05/28/15	126,267	0.9
185,000,000	w	United States Treasury Bill	0.073%–0.101%, 06/25/15	184,922	1.4
349,600,000	w	United States Treasury Bill	0.057%–0.116%, 07/23/15	349,379	2.6
299,000,000	w	United States Treasury Bill	0.086%–0.106%, 08/20/15	298,704	2.2
183,000,000	w	United States Treasury Bill	0.085%–0.093%, 09/17/15	182,777	1.3
70,000,000	w	United States Treasury Bill	0.091%, 10/15/15	69,901	0.5
148,000,000	w	United States Treasury Bill	0.130%–0.138%, 11/12/15	147,774	1.1
		Other		135,647	1.0
				1,873,327	13.8
		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,937,198)	1,936,923	14.3

		TOTAL PORTFOLIO	(Cost $14,989,881)	15,209,598	112.4
		OTHER ASSETS & LIABILITIES, NET		(1,679,124)	(12.4)
		NET ASSETS		$13,530,474	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/14, the aggregate value of these securities, including those in “Other,” is $2,039,263,000, or 15.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	53

Portfolio of investments

CREF Inflation-Linked Bond Account  ■  December 31, 2014

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$ 79,979,725	k	United States Treasury Inflation Indexed Bonds	1.375%, 02/15/44	$90,521	1.2%
90,505,391	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/16	91,842	1.2
352,741,704	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/16	351,667	4.8
194,681,429	k	United States Treasury Inflation Indexed Bonds	2.500%, 07/15/16	202,940	2.8
176,629,244	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/17	185,309	2.5
403,457,250	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/17	403,772	5.5
139,430,473	k	United States Treasury Inflation Indexed Bonds	2.625%, 07/15/17	149,474	2.0
147,403,872	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/18	154,348	2.1
319,054,532	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/18	317,858	4.3
149,315,940	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	156,397	2.1
146,541,025	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	157,463	2.1
220,914,660	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/19	218,481	3.0
136,787,070	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	146,811	2.0
224,335,701	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	235,465	3.2
290,306,744	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	304,686	4.1
361,399,711	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	375,432	5.1
343,246,590	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	347,564	4.7
341,992,138	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	332,641	4.5
399,604,590	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	389,334	5.3
270,553,360	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	261,612	3.6
52,037,340	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	51,448	0.7
77,596,575	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	77,930	1.1
30,000,900	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	28,892	0.4
249,122,227	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	292,485	4.0
213,342,680	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	244,478	3.3
160,370,052	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	191,930	2.6
198,238,656	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	224,428	3.0
139,507,153	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	191,746	2.6
180,162,513	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	223,556	3.0
169,127,138	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	242,063	3.3
49,176,058	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	69,745	0.9
79,814,017	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/40	103,459	1.4
90,430,620	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/41	118,068	1.6
226,250,158	k	United States Treasury Inflation Indexed Bonds	0.750%, 02/15/42	219,834	3.0
117,739,200	k	United States Treasury Inflation Indexed Bonds	0.625%, 02/15/43	110,693	1.5
11,000,000		United States Treasury Note	1.500%, 11/30/19	10,930	0.1
40,000,000		United States Treasury Note	2.500%, 05/15/24	41,206	0.6
5,000,000		United States Treasury Note	2.250%, 11/15/24	5,034	0.1
7,000,000		United States Treasury Note	3.000%, 11/15/44	7,357	0.1
				7,328,899	99.4
		TOTAL GOVERNMENT BONDS	(Cost $7,003,280)	7,328,899	99.4

		TOTAL PORTFOLIO	(Cost $7,003,280)	7,328,899	99.4
		OTHER ASSETS & LIABILITIES, NET		40,322	0.6
		NET ASSETS		$7,369,221	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

54	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Social Choice Account  ■  December 31, 2014

Value	% of net
Principal	Issuer	(000)	assets
BANK LOAN OBLIGATIONS
CONSUMER DURABLES & APPAREL	$1,076	0.0%
ENERGY	18,611	0.1
HEALTH CARE EQUIPMENT & SERVICES	7,911	0.1
UTILITIES	34,968	0.2
TOTAL BANK LOAN OBLIGATIONS	(Cost $62,510)	62,566	0.4
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	25,419	0.2
BANKS	518,272	3.6
CAPITAL GOODS	95,466	0.7
COMMERCIAL & PROFESSIONAL SERVICES	54,438	0.4
CONSUMER DURABLES & APPAREL	11,759	0.1
CONSUMER SERVICES	57,479	0.4
DIVERSIFIED FINANCIALS	210,677	1.5
ENERGY	128,458	0.9
FOOD & STAPLES RETAILING	19,405	0.1
FOOD, BEVERAGE & TOBACCO	22,625	0.1
HEALTH CARE EQUIPMENT & SERVICES	58,398	0.4
HOUSEHOLD & PERSONAL PRODUCTS	8,424	0.1
INSURANCE	54,563	0.4
MATERIALS	99,031	0.7
MEDIA	14,498	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	93,232	0.6
REAL ESTATE	78,164	0.5
SOFTWARE & SERVICES	12,951	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	24,691	0.2
TELECOMMUNICATION SERVICES	71,652	0.5
TRANSPORTATION	123,631	0.9
UTILITIES	260,460	1.8
TOTAL CORPORATE BONDS	(Cost $1,997,667)	2,043,693	14.3

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	55

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2014

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$180,892,851		Overseas Private Investment Corp (OPIC)	0.000%–5.142%, 04/30/15–06/01/33	$194,106	1.3%
		Other		433,889	3.0
				627,995	4.3
FOREIGN GOVERNMENT BONDS
48,000,000	e	European Investment Bank	2.500%, 10/15/24	48,690	0.3
49,000,000		International Bank for Reconstruction & Development	0.375%, 08/24/15	49,014	0.4
		Other		621,826	4.3
				719,530	5.0
MORTGAGE BACKED
61,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 02/25/45	64,936	0.5
85,000,000	h	FNMA	3.500%, 02/25/45	88,377	0.6
611,386,952		FNMA	2.500%–8.000%, 10/01/16–02/25/45	653,162	4.5
64,000,000	h	Government National Mortgage Association (GNMA)	3.500%, 01/20/45	67,180	0.5
185,792,201		GNMA	2.300%–9.000%, 12/15/17–02/20/45	194,594	1.4
		Other		105,044	0.7
				1,173,293	8.2
MUNICIPAL BONDS				456,247	3.2
U.S. TREASURY SECURITIES
50,000,000		United States Treasury Bond	2.875%, 05/15/43	51,141	0.3
54,880,000		United States Treasury Note	1.625%, 06/30/19	55,017	0.4
		Other		155,647	1.1
				261,805	1.8
		TOTAL GOVERNMENT BONDS	(Cost $3,165,179)	3,238,870	22.5
STRUCTURED ASSETS
ASSET BACKED				191,697	1.3
OTHER MORTGAGE BACKED				121,464	0.9
		TOTAL STRUCTURED ASSETS	(Cost $310,818)	313,161	2.2
		TOTAL BONDS	(Cost $5,473,664)	5,595,724	39.0

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS				220,986	1.5
BANKS
1,242,204		US Bancorp		55,837	0.4
		Other		449,558	3.1
				505,395	3.5

56	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2014

			Value	% of net
Shares		Company	(000)	assets
CAPITAL GOODS
397,713		3M Co	$65,352	0.5%
567,000		Danaher Corp	48,597	0.3
		Other	465,372	3.2
			579,321	4.0
COMMERCIAL & PROFESSIONAL SERVICES			47,633	0.3
CONSUMER DURABLES & APPAREL
522,222		Nike, Inc (Class B)	50,212	0.3
		Other	51,576	0.4
			101,788	0.7
CONSUMER SERVICES
613,614		McDonald’s Corp	57,496	0.4
586,475		Starbucks Corp	48,120	0.4
		Other	88,521	0.6
			194,137	1.4
DIVERSIFIED FINANCIALS
620,453		American Express Co	57,727	0.4
		Other	480,098	3.3
			537,825	3.7
ENERGY			614,057	4.3
FOOD & STAPLES RETAILING			121,576	0.9
FOOD, BEVERAGE & TOBACCO
791,664		PepsiCo, Inc	74,860	0.5
		Other	262,693	1.9
			337,553	2.4
HEALTH CARE EQUIPMENT & SERVICES
1,188,349		Abbott Laboratories	53,499	0.4
747,734		Medtronic, Inc	53,986	0.4
		Other	180,452	1.2
			287,937	2.0
HOUSEHOLD & PERSONAL PRODUCTS
1,162,803		Procter & Gamble Co	105,920	0.7
		Other	110,900	0.8
			216,820	1.5
INSURANCE
760,759	*	Berkshire Hathaway, Inc (Class B)	114,228	0.8
		Other	367,835	2.6
			482,063	3.4
MATERIALS			473,224	3.3
MEDIA
654,009		Time Warner, Inc	55,865	0.4
		Other	195,285	1.4
			251,150	1.8

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	57

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2014

				Value	% of net
Shares		Company		(000)	assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
417,789		Amgen, Inc		$66,550	0.5%
162,983	*	Biogen Idec, Inc		55,325	0.4
1,041,385		Bristol-Myers Squibb Co		61,473	0.4
763,841	*	Gilead Sciences, Inc		72,000	0.5
1,152,080		Johnson & Johnson		120,473	0.8
1,428,994		Merck & Co, Inc		81,152	0.6
		Other		320,951	2.2
				777,924	5.4
REAL ESTATE				356,485	2.5
RETAILING
805,564		Lowe’s Companies, Inc		55,423	0.4
		Other		275,889	1.9
				331,312	2.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,377,606		Intel Corp		86,284	0.6
		Other		111,705	0.8
				197,989	1.4
SOFTWARE & SERVICES
562,794		Accenture plc		50,263	0.4
143,147	*	Google, Inc		75,353	0.5
141,845	*	Google, Inc (Class A)		75,271	0.5
471,868		International Business Machines Corp		75,707	0.5
1,707,742		Oracle Corp		76,797	0.5
		Other		364,621	2.6
				718,012	5.0
TECHNOLOGY HARDWARE & EQUIPMENT
2,737,065		Cisco Systems, Inc		76,131	0.5
1,720,163		EMC Corp		51,158	0.4
1,388,789		Hewlett-Packard Co		55,732	0.4
935,539		Qualcomm, Inc		69,539	0.5
		Other		109,634	0.8
				362,194	2.6
TELECOMMUNICATION SERVICES
1,866,422		Verizon Communications, Inc		87,311	0.6
		Other		146,443	1.0
				233,754	1.6
TRANSPORTATION
510,592		United Parcel Service, Inc (Class B)		56,763	0.4
		Other		220,385	1.5
				277,148	1.9
UTILITIES				334,634	2.3
		TOTAL COMMON STOCKS	(Cost $5,623,561)	8,560,917	59.7

58	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2014

					Value	% of net
Shares		Company			(000)	assets
PREFERRED STOCKS
BANKS					$18,977	0.1%
		TOTAL PREFERRED STOCKS		(Cost $38,865)	18,977	0.1

RIGHTS / WARRANTS
BANKS					170	0.0
ENERGY					367	0.0
		TOTAL RIGHTS / WARRANTS		(Cost $558)	537	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$50,000,000	w	Federal Home Loan Bank (FHLB)		0.103%, 01/21/15	49,997	0.4
		Other			6,000	0.0
					55,997	0.4
TREASURY DEBT
68,300,000	w	United States Treasury Bill		0.081%–0.096%, 05/28/15	68,282	0.5
72,400,000	w	United States Treasury Bill		0.090%–0.141%, 06/25/15	72,369	0.5
84,000,000	w	United States Treasury Bill		0.073%–0.116%, 07/23/15	83,947	0.6
56,000,000	w	United States Treasury Bill		0.083%–0.106%, 08/20/15	55,944	0.4
139,000,000	w	United States Treasury Bill		0.080%–0.093%, 09/17/15	138,831	0.9
69,000,000	w	United States Treasury Bill		0.091%–0.098%, 10/15/15	68,903	0.5
91,000,000	w	United States Treasury Bill		0.138%–0.140%, 11/12/15	90,861	0.6
		Other			91,593	0.6
					670,730	4.6

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
TREASURY DEBT
94,000,000		United States Treasury Bill		0.094%–0.096%, 10/15/15	93,929	0.7
55,000,000		United States Treasury Bill		0.088%–0.103%, 08/20/15	54,956	0.4
54,000,000		United States Treasury Bill		0.090%–0.101%, 06/25/15	53,974	0.3
		Other			111,291	0.8
					314,150	2.2
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED					314,150	2.2
		TOTAL SHORT-TERM INVESTMENTS		(Cost $1,041,047)	1,040,877	7.2

			TOTAL PORTFOLIO	(Cost $12,240,205)	15,279,598	106.4
OTHER ASSETS & LIABILITIES, NET					(921,118)	(6.4)
NET ASSETS					$14,358,480	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	59

Summary portfolio of investments	concluded

CREF Social Choice Account  ■  December 31, 2014

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $319,845,000.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/14, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $597,715,000, or 4.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

60	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Money Market Account  ■  December 31, 2014

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
ASSET BACKED				$50,017	0.4%
CERTIFICATE OF DEPOSIT
$158,000,000		Banco Del Estado De Chile/New York	0.200%, 01/06/15–04/08/15	158,000	1.4
126,000,000		Toronto-Dominion Bank	0.125%–0.150%, 01/27/15–03/02/15	126,000	1.1
		Other		180,000	1.6
				464,000	4.1
COMMERCIAL PAPER
59,000,000		American Honda Finance Corp	0.125%, 01/08/15	58,999	0.5
141,000,000	y	Australia & New Zealand Banking Group Ltd	0.135%–0.215%, 01/20/15–05/22/15	140,945	1.2
126,800,000	y	Bedford Row Funding Corp	0.160%–0.260%, 01/05/15–08/03/15	126,718	1.1
200,510,000	y	Coca-Cola Co	0.085%–0.130%, 01/08/15–03/26/15	200,478	1.7
172,000,000	y	Commonwealth Bank of Australia	0.150%–0.165%, 02/09/15–03/05/15	171,957	1.5
88,150,000		Exxon Mobil Corp	0.085%, 01/06/15	88,149	0.8
159,225,000		Exxon Mobil Corp	0.085%–0.105%, 01/02/15–02/23/15	159,213	1.4
127,750,000	y	Fairway Finance LLC	0.150%–0.180%, 01/09/15–03/04/15	127,725	1.1
75,000,000	y	Microsoft Corp	0.110%, 02/02/15	74,993	0.7
162,735,000	y	Microsoft Corp	0.075%–0.100%, 01/02/15–02/18/15	162,725	1.4
175,000,000	y	National Australia Bank Ltd	0.135%–0.190%, 02/10/15–03/30/15	174,949	1.5
168,316,000	y	Old Line Funding LLC	0.140%–0.250%, 01/13/15–04/27/15	168,260	1.5
67,500,000	y	Procter & Gamble Co	0.130%, 03/17/15	67,482	0.6
148,500,000	y	Procter & Gamble Co	0.080%–0.130%, 01/21/15–03/16/15	148,479	1.3
70,295,000		Province of Ontario Canada	0.100%, 02/03/15	70,289	0.6
225,000,000		Province of Ontario Canada	0.080%–0.100%, 01/06/15–02/27/15	224,980	2.0
224,900,000	y	Province of Quebec Canada	0.050%–0.100%, 01/05/15–03/30/15	224,885	2.0
235,100,000	y	PSP Capital, Inc	0.140%–0.250%, 01/08/15–04/23/15	235,060	2.0
174,500,000	y	Toronto-Dominion Holdings USA, Inc	0.130%–0.210%, 01/05/15–06/01/15	174,479	1.5
184,500,000		Toyota Motor Credit Corp	0.110%–0.160%, 01/13/15–02/25/15	184,478	1.6
		Other		884,264	7.8
				3,869,507	33.8
GOVERNMENT AGENCY DEBT
103,475,000		Federal Home Loan Bank (FHLB)	0.040%–0.061%, 01/07/15	103,474	0.9
178,645,000		FHLB	0.025%–0.058%, 01/09/15	178,643	1.6
128,560,000		FHLB	0.045%–0.100%, 01/14/15	128,557	1.1
160,045,000		FHLB	0.050%–0.070%, 01/16/15	160,041	1.4
131,045,000		FHLB	0.050%–0.100%, 01/21/15	131,040	1.1
180,465,000		FHLB	0.050%–0.085%, 01/23/15	180,458	1.6
101,945,000		FHLB	0.062%–0.100%, 01/28/15	101,940	0.9
151,500,000		FHLB	0.055%–0.080%, 01/30/15	151,491	1.3
148,315,000		FHLB	0.051%–0.085%, 02/04/15	148,305	1.3
112,300,000		FHLB	0.075%–0.080%, 02/06/15	112,291	1.0
159,622,000		FHLB	0.085%–0.088%, 02/11/15	159,607	1.4
96,000,000		FHLB	0.077%–0.095%, 02/13/15	95,990	0.8
73,508,000		FHLB	0.060%–0.104%, 02/18/15	73,500	0.6

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	61

Summary portfolio of investments	continued

CREF Money Market Account  ■  December 31, 2014

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT AGENCY DEBT—continued
$154,325,000		FHLB	0.065%–0.130%, 02/20/15	$154,307	1.4%
59,800,000		FHLB	0.080%–0.100%, 02/25/15	59,792	0.5
105,100,000		FHLB	0.090%–0.105%, 02/27/15	105,083	0.9
74,900,000		FHLB	0.075%–0.108%, 03/04/15	74,887	0.7
97,679,000		FHLB	0.080%–0.110%, 03/06/15	97,662	0.9
82,300,000		FHLB	0.120%–0.162%, 03/20/15	82,274	0.7
63,900,000		FHLB	0.115%–0.130%, 03/25/15	63,882	0.6
347,519,000		FHLB	0.035%–0.165%, 01/02/15–04/24/15	347,472	3.0
102,600,000		Federal Home Loan Mortgage Corp (FHLMC)	0.045%–0.055%, 01/28/15	102,596	0.9
72,135,000		FHLMC	0.070%–0.110%, 03/02/15	72,125	0.6
82,085,000		FHLMC	0.085%–0.100%, 03/09/15	82,072	0.7
289,913,000		FHLMC	0.050%–0.150%, 01/05/15–05/11/15	289,895	2.5
59,380,000		Federal National Mortgage Association (FNMA)	0.045%–0.070%, 01/05/15	59,380	0.5
90,100,000		FNMA	0.045%–0.055%, 01/22/15	90,097	0.8
69,920,000		FNMA	0.073%–0.090%, 02/17/15	69,913	0.6
454,813,000		FNMA	0.040%–0.180%, 01/07/15–06/24/15	454,727	4.0
		Other		9,998	0.1
				3,941,499	34.4
TREASURY DEBT
64,345,000		United States Treasury Bill	0.021%–0.025%, 02/26/15	64,343	0.6
66,575,000		United States Treasury Bill	0.026%–0.044%, 03/12/15	66,570	0.6
670,455,000		United States Treasury Bill	0.017%–0.110%, 01/02/15–06/25/15	670,382	5.8
100,000,000		United States Treasury Note	0.250%, 01/15/15	100,004	0.9
60,000,000		United States Treasury Note	0.250%, 02/15/15	60,015	0.5
80,000,000		United States Treasury Note	0.375%, 04/15/15	80,073	0.7
77,435,000		United States Treasury Note	0.125%, 04/30/15	77,445	0.7
93,300,000		United States Treasury Note	0.250%, 05/15/15	93,361	0.8
100,000,000		United States Treasury Note	0.375%, 06/15/15	100,112	0.9
100,000,000		United States Treasury Note	0.375%, 06/30/15	100,137	0.9
140,000,000		United States Treasury Note	0.250%, 07/15/15	140,084	1.2
61,420,000		United States Treasury Note	0.250%, 07/31/15	61,471	0.5
83,610,000		United States Treasury Note	0.375%, 08/31/15	83,729	0.7
60,300,000		United States Treasury Note	0.250%, 09/30/15	60,349	0.5
		Other		98,992	0.9
				1,857,067	16.2
VARIABLE RATE SECURITIES
95,000,000	i	Federal Farm Credit Bank (FFCB)	0.180%, 04/13/15	95,000	0.8
94,500,000	i	FFCB	0.180%, 05/27/15	94,496	0.8
65,000,000	i	FFCB	0.186%, 10/01/15	64,995	0.6
70,000,000	i	FFCB	0.200%, 01/13/16	70,000	0.6
60,100,000	i	FFCB	0.250%, 02/01/16	60,146	0.5
150,000,000	i	FFCB	0.132%, 08/10/16	149,960	1.3
497,500,000	i	FFCB	0.121%–0.300%, 01/20/15–10/11/16	497,515	4.4
		Other		231,510	2.0
				1,263,622	11.0

62	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Money Market Account  ■  December 31, 2014

		Value	% of net
		(000)	assets
TOTAL SHORT-TERM INVESTMENTS	(Cost $11,445,712)	$11,445,712	99.9%

TOTAL PORTFOLIO	(Cost $11,445,712)	11,445,712	99.9
OTHER ASSETS & LIABILITIES, NET		14,031	0.1
NET ASSETS		$11,459,743	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2014, the aggregate value of these securities, including those in “Other,” was $2,587,986,000 or 22.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	63

Statements of assets and liabilities

College Retirement Equities Funds  ■  December 31, 2014

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Unaffiliated issuers*†	$128,777,974	$19,521,593	$21,340,064	$17,144,047	$15,209,598	$7,328,899	$15,279,598	$11,445,712
Affiliated issuers‡	238,676	—	417,995	564,844	—	—	—	—
Total portfolio investments, at value	$129,016,650	$19,521,593	$21,758,059	$17,708,891	$15,209,598	$7,328,899	$15,279,598	$11,445,712
Cash **#	480,129	31,909	5,945	6,759	96,183	8,455	44,633	18
Cash — foreign^	17,174	1,347	—	—	—	—	122	—
Dividends and interest receivable	160,103	22,291	15,605	23,155	78,972	34,503	45,610	1,149
Receivable from securities transactions	683,074	92,970	66,819	75	122	—	162	—
Receivable for delayed delivery securities	—	—	—	—	1,167,062	—	409,824	—
Due from affiliates	—	—	—	—	3,145	—	4,299	12,920
Other	6,508	1,415	1,393	1,244	1,234	1,079	1,363	1,295

Total assets	130,363,638	19,671,525	21,847,821	17,740,124	16,556,316	7,372,936	15,785,611	11,461,094

LIABILITIES
Payable for collateral for securities loaned	5,122,128	431,489	417,995	564,844	—	—	336,889	—
Payable for securities transactions	618,553	61,318	59,500	—	505	—	—	—
Payable for delayed delivery securities	—	—	—	—	3,023,937	—	1,089,189	—
Due to affiliates	135,117	4,309	291	1,322	156	2,422	148	35
Payable for variation margin on futures contracts	2,989	1,260	851	81	—	—	—	—
Other	10,684	1,374	1,257	1,121	1,244	1,293	905	1,316
Total liabilities	5,889,471	499,750	479,894	567,368	3,025,842	3,715	1,427,131	1,351

NET ASSETS:
Accumulation Fund	$111,823,480	$18,807,693	$21,047,687	$16,840,516	$13,253,562	$7,142,864	$14,017,218	$11,260,810
Annuity Funds	12,650,687	364,082	320,240	332,240	276,912	226,357	341,262	198,933
Total net assets	$124,474,167	$19,171,775	$21,367,927	$17,172,756	$13,530,474	$7,369,221	$14,358,480	$11,459,743

Accumulation units outstanding	306,005	135,509	163,581	104,236	116,802	107,376	72,107	441,017
Accumulation unit value	$365.43	$138.79	$128.67	$161.56	$113.47	$66.52	$194.40	$25.53
* Includes securities loaned of	$4,928,335	$413,073	$407,070	$548,746	$—	$—	$319,845	$—
** Includes cash collateral for securities loaned of	$482,057	$31,939	$—	$—	$—	$—	$16,697	$—
# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$95,000	$—	$27,549	$—
† Portfolio investments; unaffiliated issuers cost	$114,378,330	$17,144,313	$16,510,269	$9,185,274	$14,989,881	$7,003,280	$12,240,205	$11,445,712
‡ Portfolio investments; affiliated issuers cost	$168,626	$—	$417,995	$564,844	$—	$—	$—	$—
^ Foreign cash, cost	$17,460	$1,347	$—	$—	$—	$—	$122	$—

64	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	65

Statements of operations

College Retirement Equities Funds  ■  For the year ended December 31, 2014

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Dividends*	$2,726,958	$468,549	$249,055	$310,621	$—	$—	$195,037	$—
Income from securities lending	76,085	10,269	3,406	6,709	—	—	3,790	—
Interest	448	149	102	10	319,186	179,977	130,497	13,431
Other	160	2	—	—	520	—	347	—
Total income	2,803,651	478,969	252,563	317,340	319,706	179,977	329,671	13,431

EXPENSES
Administrative	300,753	45,195	46,926	38,395	31,330	17,955	32,921	27,531
Investment advisory	149,477	24,558	15,209	5,871	14,275	4,089	10,129	6,217
Distribution	118,505	17,178	18,028	15,207	12,931	7,044	13,595	10,982
Mortality and expense risk charges	6,284	959	998	815	667	382	699	587
Total expenses	575,019	87,890	81,161	60,288	59,203	29,470	57,344	45,317

Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	31,886

Net expenses	575,019	87,890	81,161	60,288	59,203	29,470	57,344	13,431

Net investment income (loss)	2,228,632	391,079	171,402	257,052	260,503	150,507	272,327	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	16,006,141	1,894,941	2,537,734	308,084	228,974	47,863	452,283	—
Affiliated issuers	1,479	—	—	—	—	—	—	—
Futures transactions	15,614	14,761	12,406	486	—	—	—	—
Purchased options	(106)	—	—	—	—	—	—	—
Written options	194	—	—	—	—	—	—	—
Swap transactions	—	—	—	—	(518)	—	—	—
Foreign currency transactions	(11,811)	(3,025)	25	1	(544)	—	(462)	—
Net realized gain (loss) on total investments	16,011,511	1,906,677	2,550,165	308,571	227,912	47,863	451,821	—

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	(10,487,025)	(1,515,184)	(135,390)	1,318,318	224,904	54,581	198,205	—
Affiliated issuers	65,368	—	—	—	—	—	—	—
Futures transactions	1,525	(1,353)	(3,005)	(402)	—	—	—	—
Swap transactions	—	—	—	—	473	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(2,576)	(718)	(58)	—	(107)	—	(178)	—
Net change in unrealized appreciation (depreciation) on total investments	(10,422,708)	(1,517,255)	(138,453)	1,317,916	225,270	54,581	198,027	—
Net realized and unrealized gain (loss) on total investments	5,588,803	389,422	2,411,712	1,626,487	453,182	102,444	649,848	—
Net increase (decrease) in net assets from operations	$7,817,435	$780,501	$2,583,114	$1,883,539	$713,685	$252,951	$922,175	$—
* Net of foreign withholding taxes of unaffiliated issuers	$103,999	$20,954	$2,220	$104	$9	$—	$4,710	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$(2,536)	$—	$—	$—	$—	$—	$—	$—

66	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	67

Statements of changes in net assets

College Retirement Equities Funds  ■  For the year ended

	Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013

OPERATIONS
Net investment income (loss)	$2,228,632	$1,946,025	$391,079	$285,632	$171,402	$145,950
Net realized gain (loss) on total investments	16,011,511	13,558,646	1,906,677	1,557,314	2,550,165	2,293,529
Net change in unrealized appreciation (depreciation) on total investments	(10,422,708)	12,977,575	(1,517,255)	2,285,441	(138,453)	2,668,576
Net increase (decrease) in net assets from operations	7,817,435	28,482,246	780,501	4,128,387	2,583,114	5,108,055

FROM PARTICIPANT TRANSACTIONS
Premiums	4,319,676	4,501,136	1,070,247	1,116,007	1,071,482	990,848
Net transfers between CREF Accounts	(1,171,616)	(854,354)	50,310	237,015	116,778	(50,465)
Annuity payments	(1,399,568)	(1,249,549)	(33,999)	(28,826)	(27,098)	(22,260)
Withdrawals and death benefits	(11,435,122)	(10,509,456)	(1,823,003)	(1,532,548)	(1,790,011)	(1,557,216)
Net increase (decrease) from participant transactions	(9,686,630)	(8,112,223)	(736,445)	(208,352)	(628,849)	(639,093)

Net increase (decrease) in net assets	(1,869,195)	20,370,023	44,056	3,920,035	1,954,265	4,468,962

NET ASSETS
Beginning of period	126,343,362	105,973,339	19,127,719	15,207,684	19,413,662	14,944,700
End of period	$124,474,167	$126,343,362	$19,171,775	$19,127,719	$21,367,927	$19,413,662

ACCUMULATION UNITS:
Units purchased	12,197,388	14,779,827	7,869,284	9,466,300	8,996,130	10,197,318
Units sold / transferred	(36,192,771)	(37,985,697)	(13,227,623)	(11,088,847)	(14,393,475)	(16,863,917)
Outstanding:
Beginning of period	329,999,969	353,205,839	140,866,925	142,489,472	168,978,226	175,644,825
End of period	306,004,586	329,999,969	135,508,586	140,866,925	163,580,881	168,978,226

68	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	69

Statements of changes in net assets	continued

College Retirement Equities Funds  ■  For the year ended

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013

OPERATIONS
Net investment income (loss)	$257,052	$223,387	$260,503	$255,205	$150,507	$123,008
Net realized gain (loss) on total investments	308,571	224,787	227,912	58,902	47,863	286,945
Net change in unrealized appreciation (depreciation) on total investments	1,317,916	3,507,233	225,270	(605,469)	54,581	(1,292,598)
Net increase (decrease) in net assets from operations	1,883,539	3,955,407	713,685	(291,362)	252,951	(882,645)

FROM PARTICIPANT TRANSACTIONS
Premiums	973,093	1,003,856	1,019,064	1,043,978	604,456	679,616
Net transfers between CREF Accounts	139,255	347,432	421,556	40,206	764	(833,191)
Annuity payments	(28,590)	(22,907)	(24,610)	(23,834)	(21,455)	(23,422)
Withdrawals and death benefits	(1,652,552)	(1,438,860)	(1,674,638)	(2,184,672)	(1,105,605)	(2,125,347)
Net increase (decrease) from participant transactions	(568,794)	(110,479)	(258,628)	(1,124,322)	(521,840)	(2,302,344)

Net increase (decrease) in net assets	1,314,745	3,844,928	455,057	(1,415,684)	(268,889)	(3,184,989)

NET ASSETS
Beginning of period	15,858,011	12,013,083	13,075,417	14,491,101	7,638,110	10,823,099
End of period	$17,172,756	$15,858,011	$13,530,474	$13,075,417	$7,369,221	$7,638,110

ACCUMULATION UNITS:
Units purchased	6,439,432	7,934,869	9,154,464	9,637,856	9,041,378	10,034,924
Units sold / transferred	(10,252,632)	(8,809,741)	(11,510,738)	(20,072,174)	(16,661,477)	(44,041,945)
Outstanding:
Beginning of period	108,048,713	108,923,585	119,157,904	129,592,222	114,995,683	149,002,704
End of period	104,235,513	108,048,713	116,801,630	119,157,904	107,375,584	114,995,683

70	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	71

Statements of changes in net assets	concluded

College Retirement Equities Funds  ■  For the year ended

	Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013

OPERATIONS
Net investment income (loss)	$272,327	$221,165	$—	$77
Net realized gain (loss) on total investments	451,821	253,941	—	2
Net change in unrealized appreciation (depreciation) on total investments	198,027	1,411,925	—	—
Net increase (decrease) in net assets from operations	922,175	1,887,031	—	79

FROM PARTICIPANT TRANSACTIONS
Premiums	944,799	857,785	3,821,009	4,529,281
Net transfers between CREF Accounts	345,290	350,169	97,663	763,188
Annuity payments	(30,773)	(27,380)	(21,137)	(20,863)
Withdrawals and death benefits	(1,163,971)	(1,007,941)	(4,418,705)	(5,199,990)
Net increase (decrease) from participant transactions	95,345	172,633	(521,170)	71,616

Net increase (decrease) in net assets	1,017,520	2,059,664	(521,170)	71,695

NET ASSETS
Beginning of period	13,340,960	11,281,296	11,980,913	11,909,218
End of period	$14,358,480	$13,340,960	$11,459,743	$11,980,913

ACCUMULATION UNITS:
Units purchased	5,015,238	5,034,332	149,643,251	177,383,548
Units sold / transferred	(4,437,235)	(4,030,321)	(169,736,670)	(174,538,957)
Outstanding:
Beginning of period	71,528,662	70,524,651	461,110,558	458,265,967
End of period	72,106,665	71,528,662	441,017,139	461,110,558

72	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	73

Financial highlights

College Retirement Equities Fund

	Selected per accumulation unit data											Ratios and supplemental data
	Gain (loss) from investment operations
							Net realized					Ratios to average net assets					Accumulation				Net
					Net		& unrealized	Net	Accumulation	Accumulation			Net				units		Accumulation		assets
For the					investment		gain (loss )	change in	unit value	unit value			investment		Portfolio		outstanding at		fund net		at end
year	Investment				income		on total	accumulation	beginning	end of	Total	Gross	income		turnover		end of period		assets		of period
ended	income	[h]	Expenses	[h]	(loss	)[h]	investments	unit value	of period	period	return [i]	expenses	(loss	)	rate		(in millions	)	(in millions	)	(in millions	)

STOCK ACCOUNT
12/31/14	$7.897		$1.620		$6.277		$ 15.744	$ 22.021	$343.410	$365.431	6.41%	0.46%	1.77%		58%		306		$111,823		$124,474
12/31/13	6.581		1.476		5.105		69.661	74.766	268.644	343.410	27.83	0.48	1.68		59		330		113,325		126,343
12/31/12	6.328		1.244		5.084		34.469	39.553	229.091	268.644	17.26	0.49	2.01		57		353		94,887		105,973
12/31/11	5.308		1.151		4.157		(16.066)	(11.909)	241.000	229.091	(4.94)	0.48	1.73		56		377		86,395		96,783
12/31/10	4.506		1.006		3.500		29.246	32.746	208.254	241.000	15.72	0.47	1.63		61		401		96,598		108,700

GLOBAL EQUITIES ACCOUNT
12/31/14	3.394		0.623		2.771		2.779	5.550	133.243	138.793	4.17	0.46	2.04		59		136		18,808		19,172
12/31/13	2.590		0.616		1.974		26.579	28.553	104.690	133.243	27.27	0.52	1.67		63		141		18,770		19,128
12/31/12	2.566		0.522		2.044		14.260	16.304	88.386	104.690	18.45	0.53	2.09		70		142		14,917		15,208
12/31/11	2.131		0.490		1.641		(9.051)	(7.410)	95.796	88.386	(7.74)	0.52	1.74		78		146		12,898		13,158
12/31/10	1.888		0.432		1.456		8.987	10.443	85.353	95.796	12.24	0.50	1.69		81		152		14,527		14,833

GROWTH ACCOUNT
12/31/14	1.501		0.482		1.019		14.445	15.464	113.204	128.668	13.66	0.41	0.86		57		164		21,048		21,368
12/31/13	1.288		0.450		0.838		28.513	29.351	83.853	113.204	35.00	0.46	0.86		63		169		19,129		19,414
12/31/12	1.388		0.382		1.006		10.481	11.487	72.366	83.853	15.87	0.47	1.24		67		176		14,728		14,945
12/31/11	0.979		0.333		0.646		0.202	0.848	71.518	72.366	1.19	0.46	0.88		57		181		13,079		13,265
12/31/10	0.907		0.293		0.614		8.706	9.320	62.198	71.518	14.98	0.46	0.96		77		187		13,350		13,540

EQUITY INDEX ACCOUNT
12/31/14	2.937		0.558		2.379		15.145	17.524	144.038	161.562	12.17	0.37	1.58		4		104		16,841		17,173
12/31/13	2.546		0.531		2.015		33.715	35.730	108.308	144.038	32.99	0.42	1.59		5		108		15,563		15,858
12/31/12	2.391		0.442		1.949		12.978	14.927	93.381	108.308	15.98	0.43	1.89		4		109		11,797		12,013
12/31/11	1.832		0.390		1.442		(0.825)	0.617	92.764	93.381	0.66	0.41	1.53		5		112		10,502		10,692
12/31/10	1.613		0.343		1.270		11.830	13.100	79.664	92.764	16.45	0.42	1.54		8		116		10,765		10,962

BOND MARKET ACCOUNT
12/31/14	2.665		0.494		2.171		3.764	5.935	107.536	113.471	5.52	0.44	1.95		290	[e]	117		13,254		13,530
12/31/13	2.485		0.482		2.003		(4.211)	(2.208)	109.744	107.536	(2.01)	0.45	1.85		363	[e]	119		12,814		13,075
12/31/12	2.835		0.482		2.353		3.163	5.516	104.228	109.744	5.29	0.45	2.19		356	[e]	130		14,222		14,491
12/31/11	3.341		0.439		2.902		3.876	6.778	97.450	104.228	6.96	0.44	2.88		261	[e]	126		13,124		13,369
12/31/10	3.470		0.422		3.048		3.096	6.144	91.306	97.450	6.73	0.44	3.19		230	[e]	122		11,915		12,148

INFLATION-LINKED BOND ACCOUNT
12/31/14	1.573		0.257		1.316		0.824	2.140	64.382	66.522	3.32	0.39	1.97		9		107		7,143		7,369
12/31/13	1.207		0.301		0.906		(7.289)	(6.383)	70.765	64.382	(9.02)	0.45	1.34		13		115		7,404		7,638
12/31/12	2.050		0.310		1.740		2.523	4.263	66.502	70.765	6.40	0.45	2.52		11		149		10,544		10,823
12/31/11	2.817		0.272		2.545		5.187	7.732	58.770	66.502	13.16	0.43	4.05		13		146		9,699		9,950
12/31/10	1.596		0.254		1.342		1.929	3.271	55.499	58.770	5.89	0.44	2.33		15		135		7,955		8,177

74	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	75

Financial highlights	concluded

College Retirement Equities Fund

	Selected per accumulation unit data													Ratios and supplemental data
	Gain (loss) from investment operations
							Net realized							Ratios to average net assets				Accumulation				Net
					Net		& unrealized		Net	Accumulation	Accumulation				Net			units		Accumulation		assets
For the					investment		gain (loss	)	change in	unit value	unit value				investment	Portfolio		outstanding at		fund net		at end
year	Investment				income		on total		accumulation	beginning	end of	Total		Gross	income	turnover		end of period		assets		of period
ended	income	[h]	Expenses	[h]	(loss	)[h]	investments		unit value	of period	period	return	[i]	expenses	(loss )	rate		(in millions	)	(in millions	)	(in millions	)

SOCIAL CHOICE ACCOUNT
12/31/14	$4.446		$0.773		$3.673		$ 8.760		$12.433	$181.963	$194.396	6.83%		0.41%	1.95%	120%[f]		72		$14,017		$14,358
12/31/13	3.804		0.757		3.047		22.950		25.997	155.966	181.963	16.67		0.45	1.79	133	[f]	72		13,016		13,341
12/31/12	3.866		0.677		3.189		12.242		15.431	140.535	155.966	10.98		0.45	2.14	149	[f]	71		10,999		11,281
12/31/11	3.732		0.619		3.113		(0.595)		2.518	138.017	140.535	1.82		0.44	2.22	122	[f]	72		10,074		10,335
12/31/10	3.618		0.561		3.057		11.683		14.740	123.277	138.017	11.95		0.44	2.39	98	[f]	72		9,968		10,239

	Selected per accumulation unit data													Ratios and supplemental data
	Gain (loss) from investment operations
							Net realized							Ratios to average net assets				Accumulation				Net
					Net		& unrealized		Net	Accumulation	Accumulation				Expenses	Net		units		Accumulation		assets
For the					investment		gain (loss	)	change in	unit value	unit value				net of	investment		outstanding at		fund net		at end
year	Investment				income		on total		accumulation	beginning	end of	Total		Gross	TIAA	income		end of period		assets		of period
ended	income	[h]	Expenses	[h]	(loss	)[h]	investments		unit value	of period	year	return	[i]	expenses	withholding	(loss	)	(in millions	)	(in millions	)	(in millions	)

MONEY MARKET ACCOUNT
12/31/14	$0.029		$0.029		$0.000		$0.000		$0.000	$25.534	$25.534	0.00%		0.39%	0.11%	0.00%		441		$11,261		$11,460
12/31/13	0.036		0.036		0.000		0.000		0.000	25.534	25.534	0.00		0.41	0.14	0.00		461		11,774		11,981
12/31/12	0.044		0.044		0.000		0.000		0.000	25.534	25.534	0.00		0.42	0.17	0.00		458		11,701		11,909
12/31/11	0.044		0.044		0.000		0.001		0.001	25.533	25.534	0.00		0.41	0.17	0.00		477		12,178		12,399
12/31/10	0.062		0.062		0.000		0.000		0.000	25.533	25.533	0.00		0.41	0.24	0.00		463		11,816		12,054

[e]	The portfolio turnover rates excluding mortgage dollar roll transactions for the years ending December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011, and December 31, 2010 were 89%, 105%, 117%, 62%, and 62%, respectively.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the years ending December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011, and December 31, 2010 were 52%, 46%, 52%, 45%, and 40%, respectively.
[h]	Based on average units outstanding.
[i]	Based on per accumulation unit data.

76	2014 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Annual Report	77

Notes to financial statements

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period or the annuity period. Annuitants bear the mortality risk under their contracts.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income

78	2014 Annual Report ■ College Retirement Equities Fund

is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. An account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The members of the Board of Trustees (“Board”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and other liabilities in the accompanying Statements of Assets and Liabilities.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, amongst other items, additional disclosures for transactions that

College Retirement Equities Fund ■ 2014 Annual Report	79

Notes to financial statements

are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Account expects to adopt the Update for the June 30, 2015 semiannual report.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted

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yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2014, there were no material transfers between levels by the Accounts.

As of December 31, 2014, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

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Notes to financial statements

The following table summarizes the market value of the Accounts’ investments as of December 31, 2014, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity Investments:
Consumer discretionary	$11,890,777	$5,059,358	1,411	$16,951,546
Consumer staples	6,957,292	3,252,410	543	10,210,245
Energy	6,477,575	2,448,696	1	8,926,272
Financials	14,824,099	9,686,661	1,625	24,512,385
Health care	12,574,290	3,199,009	591	15,773,890
Industrials	9,567,002	4,483,043	2,074	14,052,119
Information technology	17,001,888	3,043,574	258	20,045,720
Materials	3,222,445	2,950,092	1,069	6,173,606
Telecommunication services	1,718,110	1,611,820	497	3,330,427
Utilities	2,555,618	1,234,500	—	3,790,118
Corporate bonds	—	—	497	497
Government bonds	—	295	—	295
Equity-linked notes	2,463	1,781	—	4,244
Short-term investments	—	5,245,286	—	5,245,286
Futures**	1,525	—	—	1,525
Total	$86,793,084	$42,216,525	$8,566	$129,018,175
Global Equities
Equity investments:
Asia	$35,651	$1,534,866	$—	$1,570,517
Australasia	—	324,987	—	324,987
Europe	273,150	3,553,388	—	3,826,538
North America	10,891,456	696,062	—	11,587,518
All other equity investments*	94,924	1,562,373	2	1,657,299
Short-term investments	—	554,734	—	554,734
Futures**	1,972	—	—	1,972
Total	$11,297,153	$8,226,410	$2	$19,523,565
Growth
Equity investments:
Consumer discretionary	$4,229,422	$129,730	$—	$4,359,152
Consumer staples	1,489,695	31,915	—	1,521,610
Financials	1,606,297	12,412	—	1,618,709
Health care	3,340,857	56,134	—	3,396,991
Industrials	2,114,701	25,581	—	2,140,282
Information technology	6,507,644	75,069	—	6,582,713
Materials	738,382	8,559	—	746,941
Telecommunication services	207,406	47,190	—	254,596
All other equity investments*	586,982	—	—	586,982
Short-term investments	417,995	132,088	—	550,083
Futures**	1,152	—	—	1,152
Total	$21,240,533	$518,678	$—	$21,759,211

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Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$2,396,410	$—	$82	$2,396,492
Telecommunication services	343,272	—	118	343,390
All other equity investments *	14,397,169	—	—	14,397,169
Short-term investments	564,844	6,996	—	571,840
Futures**	(94)	—	—	(94)
Total	$17,701,601	$6,996	$200	$17,708,797
Bond Market
Bank loan obligations	$—	$118,912	$—	$118,912
Corporate bonds	—	4,711,411	—	4,711,411
Government bonds	—	6,575,600	—	6,575,600
Structured assets	—	1,848,542	10,441	1,858,983
Preferred stocks	7,769	—	—	7,769
Short-term investments	—	1,936,923	—	1,936,923
Total	$7,769	$15,191,388	$10,441	$15,209,598
Social Choice
Equity investments:
Consumer discretionary	$900,752	$198,620	$—	$1,099,372
Consumer staples	492,594	183,354	—	675,948
Energy	488,820	125,604	—	614,424
Financials	1,407,679	493,239	—	1,900,918
Health care	888,054	177,807	—	1,065,861
Industrials	690,105	213,996	—	904,101
Information technology	1,195,823	82,372	—	1,278,195
Materials	302,274	170,950	—	473,224
Telecommunication services	147,842	85,912	—	233,754
Utilities	265,746	68,888	—	334,634
Bank loan obligations	—	62,566	—	62,566
Corporate bonds	—	2,043,693	—	2,043,693
Government bonds	—	3,238,870	—	3,238,870
Structured assets	—	313,161	—	313,161
Short-term investments	—	1,040,877	—	1,040,877
Total	$6,779,689	$8,499,909	$—	$15,279,598

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

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Notes to financial statements

At December 31, 2014, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location	Fair value amount
Stock Account
Equity contracts	Futures*	$1,525
Global Equities Account
Equity contracts	Futures*	1,972
Growth Account
Equity contracts	Futures*	1,152
Equity Index Account
Equity contracts	Futures*	(94)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the year ended December 31, 2014, the effect of derivative contracts on the Accounts Statements of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Stock Account
Equity contracts	Futures transactions	$15,614	$1,525
Equity contracts	Purchased options	(106)	—
Equity contracts	Written options	194	—
Global Equities Account
Equity contracts	Futures transactions	14,761	(1,353)
Growth Account
Equity contracts	Futures transactions	12,406	(3,005)
Equity Index Account
Equity contracts	Futures transactions	486	(402)
Bond Market Account
Credit contracts	Swap transactions	(518)	473

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes

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in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended December 31, 2014, the Stock Account, the Global Equities Account, the Growth Account and the Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2014, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss )
Stock	S&P 500 Index E-mini	346	$35,506	March 2015	$1,192
	S&P Mid-Cap 400 Index E-mini	30	4,346	March 2015	166
	Russell 2000 Mini index	28	3,362	March 2015	167
Total		404	43,214		1,525
Global Equities	S&P 500 Index E-mini	1,037	106,417	March 2015	1,972
Growth	S&P 500 Index E-mini	700	71,834	March 2015	1,152
Equity Index	S&P 500 Index E-mini	54	5,542	March 2015	(79)
	S&P Mid-Cap 400 Index E-mini	5	724	March 2015	(7)
	Russell 2000 Mini index	6	720	March 2015	(8)
Total		65	$6,986		$(94)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2014, the Stock Account had exposure to options, based on underlying nominal values, generally between 0% and 1% of net assets.

There were no purchased or written options outstanding as of December 31, 2014.

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Notes to financial statements

Transactions in written options and related premiums received during the year ended December 31, 2014 were as follows:

	Number of contracts	Premiums
Stock Account
Outstanding at beginning of period	—	$—
Written	10,069	413
Purchased	(1,545)	(94)
Exercised	(2,210)	(79)
Expired	(6,314)	(240)
Outstanding at end of period	—	$—

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to

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facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended December 31, 2014, the Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

There were no open credit default swap contracts outstanding as of December 31, 2014.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

For the year ended December 31, 2014, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and administrative expenses for the Money Market Account totaling $31,886,000. The withholding of expenses is voluntary in nature and can be discontinued at any time. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the Account’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the Account’s yield (net of all expenses) on that day. As of December 31, 2014, the cumulative amount of expenses waived subject to recovery is $94,153,000. The amounts waived and reimbursed are disclosed on the Statements of Operations.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

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Notes to financial statements

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at December 31, 2013		Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Shares at December 31, 2014		Value at December 31, 2014
Stock Account
Berry Plastics Group Inc	$	*	$84,483	$9,005	$1,494		$—	7,192,670		$226,929
Hibernia REIT plc		31.243	16,748	3,151	179		—	—	**	—
Papa Murphy's Holdings Inc		*	10,215	67	(15)		—	1,010,918		11,747
		$31,243	$111,446	$12,223	$1,658		$—			$239.676
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$338,936	$552,364	$443,305	$—		$—	417,994,935		$417,995
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$536,110	$250,891	$222,157	$—		$—	564,844,257		$564,844

*	Not an affiliate investment as of December 31, 2013
**	Not an affiliate investment as of December 31, 2014

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase

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Notes to financial statements

agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated

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with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At December 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Stock	$19,318,742	$(4,849,048)	$14,469,694
Global Equities	2,986,422	(609,142)	2,377,280
Growth	5,048,368	(218,573)	4,829,795
Equity Index	8,414,120	(455,347)	7,958,773
Bond Market	322,800	(103,083)	219,717
Inflation-Linked Bond	454,893	(129,274)	325,619
Social Choice	3,324,206	(284,813)	3,039,393

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2014 were as follows (dollar amounts are in thousands):

		Stock Account	Global Equities Account	Growth Account
Purchases:
Non-Government		$72,563,878	$11,200,403	$11,263,094
Government		—	—	—
Total Purchases		$72,563,878	$11,200,403	$11,263,094
Sales:
Non-Government		$80,018,998	$11,496,514	$11,671,286
Government		—	—	—
Total Sales		$80,018,998	$11,496,514	$11,671,286

	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account
Purchases:
Non-Government	$667,991	$4,836,694	$—	$3,657,033
Government	—	33,218,615	672,576	13,509,007
Total Purchases	$667,991	$38,055,309	$672,576	$17,166,040
Sales:
Non-Government	$952,235	$3,986,002	$—	$2,944,382
Government	—	33,625,529	1,126,480	13,643,310
Total Sales	$952,235	$37,611,531	$1,126,480	$16,587,692

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Notes to financial statements	concluded

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2014, there were no borrowings under this credit facility by the Accounts.

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

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Report of independent registered public accounting firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) at December 31, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Accounts’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
February 20, 2015

College Retirement Equities Fund ■ 2014 Annual Report	93

2014 annual meeting (unaudited)

College Retirement Equities Fund

Trustees

On July 15, 2014, at an annual meeting of CREF participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	21,705,723,963.830	92.372	696,786,476.990	2.965	1,095,724,004.160	4.663
Nancy A. Eckl	21,861,840,176.080	93.036	602,320,906.010	2.563	1,034,073,362.890	4.401
Michael A. Forrester	21,667,334,029.520	92.208	691,188,182.630	2.941	1,139,712,232.830	4.850
Howell E. Jackson	21,764,316,884.400	92.621	655,334,747.180	2.789	1,078,582,813.400	4.590
Nancy L. Jacob	21,667,866,635.820	92.211	794,269,803.470	3.380	1,036,098,005.690	4.409
Thomas J. Kenny	21,481,299,705.120	91.417	890,649,021.450	3.790	1,126,285,718.410	4.793
Bridget A. Macaskill	21,773,180,848.800	92.659	694,504,711.640	2.956	1,030,548,884.540	4.386
James M. Poterba	21,841,928,756.600	92.951	598,375,508.990	2.546	1,057,930,179.390	4.502
Maceo K. Sloan	21,591,335,098.640	91.885	792,567,582.560	3.373	1,114,331,763.780	4.742
Laura T. Starks	21,921,362,177.740	93.289	572,673,063.900	2.437	1,004,199,203.340	4.274

Forrest Berkley, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Nancy L. Jacob, Thomas J. Kenny, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

Independent registered public accounting firm

At that same meeting, CREF participants also ratified PricewaterhouseCoopers LLP to serve as the Accounts’ independent registered public accounting firm:

Account	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Overall CREF Accounts	22,150,036,562.370	94.263	444,932,551.560	1.893	903,265,331.050	3.844

The results above were certified by ComputerShare Fund Services, Inc., independent tabulator for the College Retirement Equities Fund.

94	2014 Annual Report ■ College Retirement Equities Fund

Trustees and officers (unaudited)

College Retirement Equities Fund  ■  December 31, 2014

Trustees

		Term of		Number of
		office and		portfolios in
	Position(s)	length		fund complex
Name, address and	held with	of time		overseen
year of birth (“YOB”)	CREF	served	Principal occupation(s) during past 5 years	by Trustee	Other directorship(s) held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	One-year term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	82	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	One year term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	82	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Markets 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	One year term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	82	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	One-year term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	82	Director, D2D Fund.

College Retirement Equities Fund ■ 2014 Annual Report	95

Trustees and officers (unaudited)	concluded

College Retirement Equities Fund ■ December 31, 2014

Trustees — concluded

		Term of		Number of
		office and		portfolios in
	Position(s)	length		fund complex
Name, address and	held with	of time		overseen
year of birth (“YOB”)	CREF	served	Principal occupation(s) during past 5 years	by Trustee	Other directorship(s) held by Trustee
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1943	Trustee	One-year term. Trustee since 1979.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	82	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	One-year term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	82	Director, Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	One-year term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	82	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep, and Close Brothers Group plc.

96	2014 Annual Report ■ College Retirement Equities Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	One-year term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	82	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	One-year term. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	82	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	One-year term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	82	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors of the Board of Governors of the Investment Company Institute), and Investment Advisory Committee, Employees Retirement System of Texas.

College Retirement Equities Fund ■ 2014 Annual Report	97

Trustees and officers (unaudited)	continued

College Retirement Equities Fund ■ December 31, 2014

Officers

Term of
office and
	Position(s)	length
Name, address and	held with	of time
year of birth (“YOB”)	CREF	served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (2013–2014). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) ( 2013–2014).

98	2014 Annual Report ■ College Retirement Equities Fund

Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Chief Executive Officer (since 2014), Executive Vice President (2013-2014), Chief Operating Officer (2013–2014), Interim Head (2012–2013) and Manager (since 2011) of TIAA-CREF Asset Management, Inc. (“TCAM”), and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Director (since 2008), Executive Vice President (since 2012), Chairman (2012–2013), Senior Managing Director and Chief Operating Officer (2012–2013) of Advisors. Director (since 2008), Executive Vice President (since 2014), Chief Operating Officer (since 2013), Chairman (2011–2012) President (2012–2013), Senior Vice President (2010–2012) of Investment Management. Director of Advisors (since 2008). Chairman, Manager, President (since 2011), and Chief Operating Officer (2011–2013) of TCAA and TCAS. Manager of TIAA-CREF Individual & Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012). Executive Vice President, TIAA Asset Management Finance Company, LLC (since 2014). Manager and Executive Vice President, TIAA Asset Management, LLC (since 2014). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM Group Ltd., and TH RE Group Holdings Ltd. (2013–2014).
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (2012–2013). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Manager (since 2010), President and Chief Executive Officer (since 2011), 730 Holdings LLC. Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Treasurer	One-year term. Treasurer since 2008.	Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer (since 2013), Principal Financial Officer (2009–2013), Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010), Corporate Controller (since 2014) and Funds Treasurer (2006–2014) of TIAA. Director of TCAM (since 2011). Director (since 2008), Senior Vice President (since 2010) and Funds Treasurer (2007–2011) of Advisors. Manager (since 2008), Senior Vice President (since 2014) and Funds Treasurer (2007–2011) of Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (2008–2014). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Manager, Senior Vice President and Funds Treasurer of TCAS (since 2011).

College Retirement Equities Fund ■ 2014 Annual Report	99

Trustees and officers (unaudited)	continued

College Retirement Equities Fund ■ December 31, 2014

Officers — continued

Term of
office and
	Position(s)	length
Name, address and	held with	of time
year of birth (“YOB”)	CREF	served	Principal occupation(s) during past 5 years
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA, Executive Vice President (since 2009), and Senior Managing Director (2008–2009) of the TIAA-CREF Fund Complex. Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2011), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011).
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President and President of Asset Management (since 2013) of TIAA, and Manager (since 2013) and President and Chief Executive Officer (2013–2014) of TCAM. Principal Executive Officer and Executive Vice President of CREF and VA-1 (since 2013). Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Chairman, Director, President & Chief Executive Officer of Advisors (since 2013). Chairman, Manager, President & Chief Executive Officer of Investment Management (since 2013). Chairman (since 2013), President & Chief Executive Officer (2013-2014) of TPIS. Director of TH RE Ltd (since 2013). Director of TIAA International Holdings 1 Ltd, TIAA International Holdings 2 Ltd, and TIAA International Holdings 3 Ltd (since 2013). Director, TCAM Global UK Limited (since 2014). President and Chief Executive Officer, TIAA Asset Management Finance Company, LLC (since 2014). Manager, President and Chairman, TIAA Asset Management, LLC (since 2014). Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009). Executive Vice President, AIG Financial Products Corp. (1995–2007).

100	2014 Annual Report ■ College Retirement Equities Fund

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director, Covariance (since 2012). Director T-C Life (since 2012). Director, Kaspick & Company, LLC (since 2012). Manager, TIAA-CREF Redwood, LLC (“Redwood”) (since 2013). Director, Aspen Insurance Holdings, LLC (since 2011). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director (since 2013), Corporate Secretary (since 2012) of TIAA and the TIAA-CREF Fund Complex. Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (2009–2010, since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and Chief Executive Officer (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009–2010).

College Retirement Equities Fund ■ 2014 Annual Report	101

Trustees and officers (unaudited)	concluded

College Retirement Equities Fund ■ December 31, 2014

Officers — concluded

Term of
office and
	Position(s)	length
Name, address and	held with	of time
year of birth (“YOB”)	CREF	served	Principal occupation(s) during past 5 years
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).
Virginia M. Wilson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Executive Vice President, Chief Financial Officer and Principal Accounting Officer	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2010.	Executive Vice President, Chief Financial Officer of TIAA and Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF (since 2010). Executive Vice President & Chief Financial Officer, TIAA Global Equity Income, LLC (since 2013). Manager, Executive Vice President and Chief Financial Officer of Redwood (since 2010). Director, Executive Vice President and Chief Financial Officer of TCT Holdings, Inc. (since 2010) and Director of TCAM (2010–2011). Executive Vice President and Chief Financial Officer, Wyndham Worldwide Corporation (2006–2009).

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 877 518-9161.

102	2014 Annual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 1000 Growth Index and the Russell 3000® Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The accounts are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the accounts nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The accounts are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these accounts or any other person or entity regarding the advisability of investing in accounts generally or in these accounts particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these accounts or the issuer or owners of these accounts or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these accounts or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these

College Retirement Equities Fund ■ 2014 Annual Report	103

Additional information about index providers (unaudited)	concluded

accounts to be issued or in the determination or calculation of the equation by or the consideration into which these accounts is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these accounts or any other person or entity in connection with the administration, marketing or offering of these accounts.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE ACCOUNTS, OWNERS OF THESE ACCOUNTS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or accounts, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

104	2014 Annual Report ■ College Retirement Equities Fund

How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. (ET), Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. (ET), Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $709,100 and $698,500, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2014 and December 31, 2013, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for all other services billed to the Registrant were $19,500 and $15,200, respectively.

For the fiscal years ended December 31, 2014 and December 31, 2013, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2014 and December 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended December 31, 2014 and December 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2014 and December 31, 2013, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $277,000 and $394,070, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
$31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
		TOTAL CAPITAL GOODS			0	^

DIVERSIFIED FINANCIALS - 0.0%
466,000	m	Asia Pacific Investment Partners	8.000	04/29/16	466
		TOTAL DIVERSIFIED FINANCIALS			466

FOOD, BEVERAGE & TOBACCO - 0.0%
800	m	Marfrig Global Foods S.A.	1.000	07/15/15	31
		TOTAL FOOD, BEVERAGE & TOBACCO			31

		TOTAL CORPORATE BONDS			497
		(Cost $520)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	295
		TOTAL U.S. TREASURY SECURITIES			295

		TOTAL GOVERNMENT BONDS			295
		(Cost $303)

		TOTAL BONDS			792
		(Cost $823)

EQUITY LINKED NOTES - 0.0%

BANKS - 0.0%
319	*,j	HSBC Bank plc	0.000	08/07/17	2,463
		TOTAL BANKS			2,463

DIVERSIFIED FINANCIALS - 0.0%
7,333,494	*,g,j	Deutsche Bank, Fondul Proprietatea S.A.	0.000	10/24/22	1,781
		TOTAL DIVERSIFIED FINANCIALS			1,781

		TOTAL EQUITY LINKED NOTES			4,244
		(Cost $5,390)

1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.2%
58,085		Actron Technology Corp	$205
143,700		Aisan Industry Co Ltd	1,229
723,055		Aisin Seiki Co Ltd	25,978
372,300	e	Akebono Brake Industry Co Ltd	1,303
479,417	*	American Axle & Manufacturing Holdings, Inc	10,830
100,928	*	Amtek Auto Ltd	286
69,047	*	Amtek India Ltd	84
394,615		Apollo Tyres Ltd	1,390
66,774	e	ARB Corp Ltd	616
17,292		AtlasBX Co Ltd	610
93,686	e	Autoliv, Inc	9,942
2,980		Autoneum Holding AG.	503
134,358		Bajaj Holdings and Investment Ltd	5,166
40,420		Balkrishna Industries Ltd	390
387,453		Bayerische Motoren Werke AG.	41,813
7,186		Bayerische Motoren Werke AG. (Preference)	587
471,291		Bharat Forge Ltd	7,007
249,265		BorgWarner, Inc	13,697
127,492		Brembo S.p.A.	4,273
890,538		Bridgestone Corp	30,886
3,739,900	e	Brilliance China Automotive Holdings Ltd	5,988
777,200	e	Byd Co Ltd	2,997
826,000		Calsonic Kansei Corp	4,578
11,883		Ceat Ltd	161
1,540,000	e	Chaowei Power Holdings Ltd	648
1,740,200		Cheng Shin Rubber Industry Co Ltd	4,084
224,858		China Motor Corp	199
1,046,971		Chongqing Changan Automobile Co Ltd	2,371
153,595		Cie Automotive S.A.	2,087
177,161		Compagnie Plastic-Omnium S.A.	4,808
194,676		Continental AG.	41,062
198,443		Cooper Tire & Rubber Co	6,876
57,593	*	Cooper-Standard Holding, Inc	3,334
26,388		Cub Elecparts, Inc	248
22,293		Dae Won Kang Up Co Ltd	122
29,000		Daido Metal Co Ltd	291
188,304	e	Daihatsu Motor Co Ltd	2,459
2,044,396		Daimler AG. (Registered)	169,795
659,693		Dana Holding Corp	14,342
3,606,896		Delphi Automotive plc	262,294
598,829		Denso Corp	27,910
286,000		Depo Auto Parts Ind Co Ltd	1,051
17,628		Dong Ah Tire & Rubber Co Ltd	308
3,377,050		Dongfeng Motor Group Co Ltd	4,724
25,021	m	Dongyang Mechatronics Corp	172
76,785	*,e	Dorman Products, Inc	3,706
479,500	m	Double Coin Holdings Ltd	369
1,017,100		Drb-Hicom BHD	507
128,042		Drew Industries, Inc	6,539
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
24,000		Eagle Industry Co Ltd	$438
89,472		ElringKlinger AG.	3,094
41,082		Exedy Corp	989
1,336,182	e	Faurecia	49,597
37,600		FCC Co Ltd	647
482,260		Federal Corp	289
93,346	*	Federal Mogul Corp (Class A)	1,502
3,586,788	*	Fiat DaimlerChrysler Automobiles NV	41,678
4,338,674		Ford Motor Co	67,249
64,394		Ford Otomotiv Sanayi AS	895
30,913	*	Fox Factory Holding Corp	502
48,377	*	Fuel Systems Solutions, Inc	529
821,453		Fuji Heavy Industries Ltd	29,068
192,897		Futaba Industrial Co Ltd	905
6,003,675	e	Geely Automobile Holdings Ltd	1,898
1,619,781		General Motors Co	56,547
7,950,000	*,m	General Motors Co	0	^
85,268,000	*,e,m	General Motors Co	0	^
722,689	*,e,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
4,230,271	*,e,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
40,684,487	*,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
757,249		Gentex Corp	27,359
113,483	*	Gentherm, Inc	4,156
3,519,489		GKN plc	18,733
7,203		Global & Yuasa Battery Co Ltd	259
37,783		Goodyear Lastikleri Turk AS.	1,467
379,692		Goodyear Tire & Rubber Co	10,848
63,961		Grammer AG.	2,527
1,236,144		Great Wall Motor Co Ltd	6,992
16,800	*	G-Tekt Corp	159
2,631,971		Guangzhou Automobile Group Co Ltd	2,380
42,250		Halla Climate Control Corp	1,861
27,166		Halla Holdings Corp	1,719
26,020	*	Hanil E-Hwa Co Ltd	323
48,116		Hanil E-Wha Co Ltd	525
109,119		Hankook Tire Co Ltd	5,186
219,758		Harley-Davidson, Inc	14,484
83,149		Hero Honda Motors Ltd	4,080
1,862,869		Honda Motor Co Ltd	54,653
2,441,997		Hota Industrial Manufacturing Co Ltd	4,277
79,199		Hu Lane Associate, Inc	273
381,900	*	Hunan Tyen Machinery Co Ltd	162
76,949		Hwa Shin Co Ltd	509
170,722		Hyundai Mobis	36,525
378,932		Hyundai Motor Co	57,884
42,418		Hyundai Motor Co Ltd (2nd Preference)	5,160
26,350		Hyundai Motor Co Ltd (Preference)	3,009
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,446		Hyundai Wia Corp	$2,789
229,816	*,e	IMMSI S.p.A.	150
785,500		Isuzu Motors Ltd	9,568
512,035		Johnson Controls, Inc	24,752
436,896		Kayaba Industry Co Ltd	1,857
434,903		Keihin Corp	6,455
893,775		Kenda Rubber Industrial Co Ltd	1,797
548,542		Kia Motors Corp	26,065
55,000		Kinugawa Rubber Industrial Co Ltd	234
55,389		Koito Manufacturing Co Ltd	1,694
1,465,288	*	Kongsberg Automotive ASA	1,124
109,754	*	Kumho Tire Co, Inc	962
673,295		Lear Corp	66,037
34,728		Leoni AG.	2,051
157,130		Linamar Corp	9,596
42,000		Macauto Industrial Co Ltd	149
457,056		Magna International, Inc (Class A)	49,526
249,729		Magna International, Inc (Class A) (NY)	27,143
515,840		Mahindra & Mahindra Ltd	10,043
126,900		Mahle-Metal Leve S.A. Industria e Comercio	1,001
19,516	*	Mando Corp	3,258
271,982		Martinrea International, Inc	2,428
2,541,400		Mazda Motor Corp	61,033
169,968		Metair Investments Ltd	468
8,597		MGI Coutier	120
285,606		Michelin (C.G.D.E.) (Class B)	25,781
1,180,000	e	Minth Group Ltd	2,435
34,200		Mitsuba Corp	609
289,696		Mitsubishi Motors Corp	2,647
597,320	*,e	Mobileye NV	24,227
154,998	*	Modine Manufacturing Co	2,108
7,356	e	Montupet	588
543,194		Motherson Sumi Systems Ltd	3,912
12,416		Motonic Corp	145
52,962	*	Motorcar Parts of America, Inc	1,647
2,737		MRF Ltd	1,641
24,700		Musashi Seimitsu Industry Co Ltd	467
613,948		Nan Kang Rubber Tire Co Ltd	655
1,656		Nexen Corp	131
115,263		Nexen Tire Corp	1,327
2,695,000		Nexteer Automotive Group Ltd	2,302
137,824		NGK Spark Plug Co Ltd	4,188
215,854		NHK Spring Co Ltd	1,878
181,251		Nifco, Inc	5,863
42,000		Nippon Seiki Co Ltd	951
7,031,504		Nissan Motor Co Ltd	61,327
98,041		Nissan Shatai Co Ltd	1,190
63,600		Nissin Kogyo Co Ltd	883
247,735		NOK Corp	6,306
29,330	e	Nokian Renkaat Oyj	715
9,599		Otokar Otobus Karoseri Sanayi AS	357
122,500		Pacific Industrial Co Ltd	950
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
431,200		PCS Machine Group Holding PCL	$112
292,547	*	Peugeot S.A.	3,584
179,373	*,e	Piaggio & C S.p.A.	518
22,300		Piolax Inc	951
80,169		Pirelli & C S.p.A.	1,081
92,090		Porsche AG.	7,448
121,000		Press Kogyo Co Ltd	428
23,726,200		PT Astra International Tbk	14,150
1,932,400		PT Gajah Tunggal Tbk	222
314,000		PT Selamat Sempurna Tbk	120
40,620		Pyeong Hwa Automotive Co Ltd	664
8,884,000		Qingling Motors Co Ltd	2,944
81,462	e	Remy International, Inc	1,704
1,966,724		Renault S.A.	143,249
96,000		Riken Corp	362
26,077		S&T Daewoo Co Ltd	995
130,938		SAF-Holland S.A.	1,749
224,000		Sanden Corp	1,197
555,920		Sanyang Industry Co Ltd	500
38,177		Sejong Industrial Co Ltd	443
24,119	*	Shiloh Industries, Inc	379
237,500		Showa Corp	2,194
61,160		SL Corp	968
50,785	*,e	Sogefi S.p.A.	127
992,225		Somboon Advance Technology PCL	488
129,673		Spartan Motors, Inc	682
2,430,500		Sri Trang Agro-Industry PCL (Foreign)	943
48,867	*	Ssangyong Motor Co	413
81,346		Standard Motor Products, Inc	3,101
209,453		Stanley Electric Co Ltd	4,523
135,201	*	Stoneridge, Inc	1,739
9,337		Strattec Security Corp	771
797,221		Sumitomo Rubber Industries, Inc	11,852
55,018		Sundram Fasteners Ltd	163
36,829		Sungwoo Hitech Co Ltd	390
84,174		Superior Industries International, Inc	1,666
150,019		Suzuki Motor Corp	4,496
2,143,653		T RAD Co Ltd	4,477
25,400		Tachi-S Co Ltd	349
19,600		Taiho Kogyo Co Ltd	213
323,600	e	Takata Corp	3,901
1,887,701		Tata Motors Ltd	14,767
21,000		Teikoku Piston Ring Co Ltd	530
327,241	*	Tenneco, Inc	18,525
1,087,417	*,e	Tesla Motors, Inc	241,852
30,341		Thor Industries, Inc	1,695
1,898,000		Tianneng Power International Ltd	502
338,866		Tofas Turk Otomobil Fabrik	2,309
248,763		Tokai Rika Co Ltd	5,222
150,800		Tokai Rubber Industries, Inc	1,134
423,699		Tong Yang Industry Co Ltd	488
40,300		Topre Corp	577
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
135,873	*	Tower International, Inc	$3,472
117,900		Toyo Tire & Rubber Co Ltd	2,314
70,177		Toyoda Gosei Co Ltd	1,412
70,000	e	Toyota Boshoku Corp	929
154,421		Toyota Industries Corp	7,914
5,896,437		Toyota Motor Corp	367,450
84,492	*	TRW Automotive Holdings Corp	8,690
54,600		TS Tech Co Ltd	1,277
135,265		Tube Investments Of India	762
66,089		Tung Thih Electronic Co Ltd	229
59,100		Tupy S.A.	397
315,845		TVS Motor Co Ltd	1,335
573,966		UMW Holdings BHD	1,802
41,200		Unipres Corp	675
317,046		Valeo S.A.	39,450
28,851	*	Visteon Corp	3,083
203,244		Volkswagen AG.	44,064
60,481		Volkswagen AG. (Preference)	13,442
112,011	e	Winnebago Industries, Inc	2,437
2,095,400	*,e	Xinchen China Power Holdings Ltd	659
2,348,000		Xingda International Holdings Ltd	836
2,084,785	e	Xinyi Glass Holdings Co Ltd	1,047
229,810		Yamaha Motor Co Ltd	4,598
167,000		Yokohama Rubber Co Ltd	1,521
257,500	e	Yorozu Corp	4,272
695,646		Yulon Motor Co Ltd	1,018
80,000		Zhejiang Shibao Co Ltd	71
		TOTAL AUTOMOBILES & COMPONENTS	2,746,705

BANKS - 7.8%
54,295		1st Source Corp	1,863
1,354,030		77 Bank Ltd	7,116
196,053		Aareal Bank AG.	7,831
1,665,042	*	Abu Dhabi Commercial Bank PJSC	3,136
76,669,000		Agricultural Bank of China	38,562
8,200		Aichi Bank Ltd	405
523,826	*	Ajman Bank PJSC	395
2,204,134		Akbank TAS	8,138
113,732	*	Al Khalij Commercial Bank	685
635,335		Albaraka Turk Katilim Bankasi AS	473
63,684	*	Alior Bank S.A.	1,396
436,431		Allahabad Bank	912
1,081,300		Alliance Financial Group BHD	1,454
4,333,842	*	Alpha Bank S.A.	2,435
315,270	*,m	Amagerbanken AS	0	^
34,614	e	American National Bankshares, Inc	859
83,434		Ameris Bancorp	2,139
32,294	e	Ames National Corp	838
1,722,204		AMMB Holdings BHD	3,234
1,786	*	Anchor BanCorp Wisconsin, Inc	62
452,189		Andhra Bank	674
11,240,576		Aozora Bank Ltd	34,796
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
114,352		Apollo Residential Mortgage	$1,803
45,527	e	Arrow Financial Corp	1,252
452,600		Ashikaga Holdings Co Ltd	1,822
72,010	*	Asia United Bank	111
155,680		Associated Banc-Corp	2,900
296,267		Astoria Financial Corp	3,958
514,415	*	Asya Katilim Bankasi AS	145
2,462,220		Australia & New Zealand Banking Group Ltd	64,067
255,721		Awa Bank Ltd	1,367
540,408		Axis Bank Ltd	4,277
91,873	e	Banc of California, Inc	1,054
4,484,811	*,e	Banca Carige S.p.A.	294
21,411,946		Banca Intesa S.p.A.	62,114
1,306,049		Banca Intesa S.p.A. RSP	3,218
1,052,380	*,e	Banca Monte dei Paschi di Siena S.p.A	600
514,089	*	Banca Popolare dell’Emilia Romagna Scrl	3,370
14,844,299	*	Banca Popolare di Milano	9,670
1,134,212		Banca Popolare di Sondrio SCARL	4,218
24,911		Bancfirst Corp	1,579
997,778		Banche Popolari Unite Scpa	7,136
184,664		Banco ABC Brasil S.A.	938
2,838,146		Banco Bilbao Vizcaya Argentaria S.A.	26,805
1,129,133	*,e	Banco BPI S.A.	1,388
855,131		Banco Bradesco S.A.	11,151
3,637,926		Banco Bradesco S.A. (Preference)	47,982
43,972,147	*	Banco Comercial Portugues S.A.	3,450
215,213		Banco Davivienda S.A.	2,545
76,000		Banco Daycoval S.A.	240
52,575,337		Banco de Chile	6,096
59,167		Banco de Credito e Inversiones	2,919
1,841,864		Banco de Oro Universal Bank	4,506
1,106,108	e	Banco de Sabadell S.A.	2,927
2,447,922		Banco do Brasil S.A.	21,890
176,847		Banco do Estado do Rio Grande do Sul	965
16,063,377	*,m	Banco Espirito Santo S.A.	194
81,600	*	Banco Industrial e Comercial S.A.	177
6,063,192		Banco Itau Holding Financeira S.A.	78,921
96,013		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,890
240,357	*	Banco Pan S.A.	213
57,907		Banco Pine S.A.	140
1,015,146	*	Banco Popolare SC	12,214
573,140		Banco Popular Espanol S.A.	2,857
1,704,203		Banco Santander Brasil S.A.	8,629
10,840,469		Banco Santander Central Hispano S.A.	90,985
150,628,947		Banco Santander Chile S.A.	7,528
708		BanColombia S.A.	8
469,521		BanColombia S.A. (Preference)	5,658
324,099		Bancorpsouth, Inc	7,295
112,800		Bangkok Bank PCL	663
655,700		Bangkok Bank PCL (ADR)	3,851
614,655		Bangkok Bank PCL (Foreign)	3,652
41,576,148	*,e	BANIF-Banco Internacional do Funchal S.A.	285
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
59,181		Bank Handlowy w Warszawie S.A.	$1,778
951,905		Bank Hapoalim Ltd	4,476
1,273,044	*	Bank Leumi Le-Israel	4,349
842,393		Bank Millennium S.A.	1,965
174,003		Bank Mutual Corp	1,194
46,615,904		Bank of America Corp	833,958
1,816		Bank of Baroda	31
134,049,000		Bank of China Ltd	75,238
1,003,000	e	Bank of Chongqing Co Ltd	773
32,052,472		Bank of Communications Co Ltd	29,801
43,491	*	Bank of Cyprus Pcl	11
1,280,163		Bank of East Asia Ltd	5,141
93,586		Bank of Georgia Holdings plc	3,011
20,651	e	Bank of Hawaii Corp	1,225
4,659		Bank of India	22
26,983,288	*	Bank of Ireland	10,127
31,400		Bank of Iwate Ltd	1,350
575,599		Bank of Kaohsiung	164
20,074		Bank of Kentucky Financial Corp	969
475,505		Bank of Kyoto Ltd	3,975
23,241	e	Bank of Marin Bancorp	1,222
1,132,038	e	Bank of Montreal	80,075
163,000		Bank of Nagoya Ltd	603
2,015,582		Bank of Nova Scotia	115,040
24,000		Bank of Okinawa Ltd	978
644,554	*	Bank of Queensland Ltd	6,350
296,541		Bank of Saga Ltd	673
219,543		Bank of the Ozarks, Inc	8,325
920,797		Bank of the Philippine Islands	1,926
237,000		Bank of the Ryukyus Ltd	3,341
3,626,445		Bank of Yokohama Ltd	19,696
28,474	*,m	Bank Otkritie Financial Corp OJSC (ADR)	357
160,791		Bank Pekao S.A.	8,081
22,620,204		Bank Rakyat Indonesia	21,263
31,401		Bank Zachodni WBK S.A.	3,311
71,403		BankFinancial Corp	847
1,869,838	*	Bankia S.A.	2,775
1,159,128		Bankinter S.A.	9,312
377,993		BankUnited	10,950
69,460		Banner Corp	2,988
6,540		Banque Cantonale Vaudoise	3,533
1,147,744	*,e	Banregio Grupo Financiero SAB de C.V.	5,775
1,188,366		Barclays Africa Group Ltd	18,582
52,229,459		Barclays plc	196,348
710,573	e	BB&T Corp	27,634
281,529		BBCN Bancorp, Inc	4,048
21,841	*	BBX Capital Corp	359
332,708		Bendigo Bank Ltd	3,460
137,720	*,e	Beneficial Mutual Bancorp, Inc	1,690
87,700		Berkshire Hills Bancorp, Inc	2,338
49,986	*	Blue Hills Bancorp, Inc	679
72,070	e	BNC Bancorp	1,240
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,914,936		BNP Paribas	$113,046
12,999,537	e	BOC Hong Kong Holdings Ltd	43,316
39,122	*,e	BofI Holding, Inc	3,044
12,807		BOK Financial Corp	769
284,926		Boston Private Financial Holdings, Inc	3,838
34,535		BRE Bank S.A.	4,841
41,515		Bridge Bancorp, Inc	1,111
37,637	*	Bridge Capital Holdings	842
256,303		Brookline Bancorp, Inc	2,571
49,322		Bryn Mawr Bank Corp	1,544
544,089		BS Financial Group, Inc	7,163
5,603,033		Bumiputra-Commerce Holdings BHD	8,893
9,985	*,e	C1 Financial, Inc	183
28,228		Camden National Corp	1,125
718,599	e	Canadian Imperial Bank of Commerce/Canada	61,753
198,076		Canadian Western Bank	5,584
3,601		Canara Bank	25
83,346	*	Capital Bank Financial Corp	2,234
41,812	e	Capital City Bank Group, Inc	650
480,895		Capitol Federal Financial	6,146
108,107		Cardinal Financial Corp	2,144
114,256	*	Cascade Bancorp	593
277,076		Cathay General Bancorp	7,090
121,070		Centerstate Banks of Florida, Inc	1,442
60,180		Central Pacific Financial Corp	1,294
12,866		Century Bancorp, Inc	515
5,361,074		Chang Hwa Commercial Bank	3,065
51,474		Charter Financial Corp	589
106,395		Chemical Financial Corp	3,260
740,189		Chiba Bank Ltd	4,850
37,700	*	Chiba Kogyo Bank Ltd	262
17,081,000		China Citic Bank	13,618
138,120,791		China Construction Bank	112,815
14,966,661		China Development Financial Holding Corp	4,755
8,397,000		China Everbright Bank Co Ltd	4,549
14,658,622		China Merchants Bank Co Ltd	36,590
11,115,920	*	China Minsheng Banking Corp Ltd	14,532
24,867,338		Chinatrust Financial Holding Co	16,088
20,591,014	e	Chongqing Rural Commercial Bank	12,775
48,928		Chugoku Bank Ltd	667
374,949		CIT Group, Inc	17,934
10,706,978		Citigroup, Inc	579,355
46,898		Citizens & Northern Corp	969
32,369		Citizens Financial Group, Inc	805
53,847	e	City Holding Co	2,506
22,203		City National Corp	1,794
112,773	*	City Union Bank Ltd	168
115,952		Clifton Bancorp, Inc	1,576
52,086	e	CNB Financial Corp	964
128,141		CoBiz, Inc	1,683
186,392		Columbia Banking System, Inc	5,146
31,685		Comdirect Bank AG.	319
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
57,290		Comerica, Inc	$2,683
97,134	e	Commerce Bancshares, Inc	4,224
161,849	*	Commercial Bank of Qatar QSC	3,014
2,499,780		Commercial International Bank	17,056
2,092,422	*	Commerzbank AG.	27,445
1,532,880		Commonwealth Bank of Australia	106,503
141,416		Community Bank System, Inc	5,392
54,900		Community Trust Bancorp, Inc	2,010
38,922	*,e	CommunityOne Bancorp	446
66,442	e	ConnectOne Bancorp, Inc	1,262
239,416,032		CorpBanca S.A.	2,875
86,586		Credicorp Ltd (NY)	13,869
5,500,313		Credit Agricole S.A.	71,001
88,334		Credito Emiliano S.p.A.	666
7,129,967		Criteria CaixaBank S.A.	37,360
42,638	*,e	CU Bancorp	925
109,645		Cullen/Frost Bankers, Inc	7,745
85,703	*	Customers Bancorp, Inc	1,668
367,297	e	CVB Financial Corp	5,884
5,646,074	*,m	Cyprus Popular Bank Public Co Ltd	68
1,114,635		Dah Sing Banking Group Ltd	1,782
396,064		Dah Sing Financial Holdings Ltd	2,301
323,000		Daishi Bank Ltd	1,072
368,459		Danske Bank AS	9,962
2,855,534		DBS Group Holdings Ltd	44,207
3,295,156	*	Development Credit Bank Ltd	6,268
128,649		Dewan Housing Finance Corp Ltd	799
145,555		DGB Financial Group Co Ltd	1,496
1,940,892	*	Dhanalakshmi Bank Ltd	1,243
131,009		Dime Community Bancshares	2,133
632,984		DNB NOR Holding ASA	9,337
174,574	*	Doha Bank QSC	2,707
1,012,628	*	Dubai Islamic Bank PJSC	1,859
6,928,523		E.Sun Financial Holding Co Ltd	4,293
65,236	*	Eagle Bancorp, Inc	2,317
1,060,797		East West Bancorp, Inc	41,063
456,000	*	EastWest Banking Corp	243
358,000		Eighteenth Bank Ltd	999
29,185	e	Enterprise Bancorp, Inc	737
78,869		Enterprise Financial Services Corp	1,556
131,933	e	Erste Bank der Oesterreichischen Sparkassen AG.	3,069
45,977		ESB Financial Corp	871
386,004	*	Essent Group Ltd	9,924
20,277,370	*	Eurobank Ergasias SA	4,530
416,368	e	EverBank Financial Corp	7,936
2,289,853		Far Eastern International Bank	760
4,822	*,e	FCB Financial Holdings, Inc	119
35,206		Federal Agricultural Mortgage Corp (Class C)	1,068
2,479,464		Federal Bank Ltd	5,927
60,711		Fidelity Southern Corp	978
2,684,980		Fifth Third Bancorp	54,706
61,260		Financial Institutions, Inc	1,541
227,418	*	FinecoBank Banca Fineco S.p.A	1,281
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
77,677		First Bancorp (NC)	$1,435
356,409	*	First Bancorp (Puerto Rico)	2,092
36,648		First Bancorp, Inc	663
288,298		First Busey Corp	1,877
15,839	e	First Business Financial Services, Inc	759
25,678		First Citizens Bancshares, Inc (Class A)	6,491
332,778		First Commonwealth Financial Corp	3,068
67,753		First Community Bancshares, Inc	1,116
59,940		First Connecticut Bancorp	978
36,799		First Defiance Financial Corp	1,253
208,101		First Financial Bancorp	3,869
200,001	e	First Financial Bankshares, Inc	5,976
46,114		First Financial Corp	1,643
8,246,506		First Financial Holding Co Ltd	4,836
63,715		First Financial Northwest, Inc	767
1,672,606		First Gulf Bank PJSC	7,683
111,812		First Horizon National Corp	1,518
66,693		First International Bank Of Israel Ltd	853
61,230		First Interstate Bancsystem, Inc	1,703
127,314		First Merchants Corp	2,896
271,310		First Midwest Bancorp, Inc	4,642
12,700	e	First National Financial Corp	257
50,233	*	First NBC Bank Holding Co	1,768
178,273		First Niagara Financial Group, Inc	1,503
45,729		First of Long Island Corp	1,297
85,295		First Republic Bank	4,446
561,307		FirstMerit Corp	10,603
69,710	*	Flagstar Bancorp, Inc	1,097
103,071		Flushing Financial Corp	2,089
557,967		FNB Corp	7,432
52,446		Fox Chase Bancorp, Inc	874
37,344	*,e	Franklin Financial Corp	791
1,057,540		Fukuoka Financial Group, Inc	5,452
128,479		Fulton Financial Corp	1,588
117,823	e	Genworth MI Canada, Inc	3,750
243,821	e	Genworth Mortgage Insurance Australia Ltd	717
48,553		German American Bancorp, Inc	1,482
1,004,120	*	Get Bank S.A.	618
658,325	*	Getin Holding S.A.	343
261,591		Glacier Bancorp, Inc	7,264
34,104		Great Southern Bancorp, Inc	1,353
33,396	*	Great Western Bancorp, Inc	761
1,488	*	Green Bancorp, Inc	18
142,790		Gruh Finance Ltd	617
1,977,708		Grupo Aval Acciones y Valores	1,065
8,000	e	Grupo Aval Acciones y Valores (ADR)	83
3,503,638		Grupo Financiero Banorte S.A. de C.V.	19,283
3,579,007	e	Grupo Financiero Inbursa S.A.	9,238
2,024,357	e	Grupo Financiero Santander Mexico SAB de C.V.	4,232
56,537		Guaranty Bancorp	816
1,050,218		Gunma Bank Ltd	6,815
244,116		Hachijuni Bank Ltd	1,568
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
137,451	*,e	Hampton Roads Bankshares, Inc	$231
336,884		Hana Financial Group, Inc	9,757
284,996		Hancock Holding Co	8,749
855,088		Hang Seng Bank Ltd	14,212
107,876		Hanmi Financial Corp	2,353
467,405		HDFC Bank Ltd	7,020
57,258		Heartland Financial USA, Inc	1,552
78,848		Heritage Commerce Corp	696
104,961		Heritage Financial Corp	1,842
75,396		Heritage Oaks Bancorp	633
155,000		Higashi-Nippon Bank Ltd	432
228,331		Higo Bank Ltd	1,209
301,809		Hiroshima Bank Ltd	1,437
284,000		Hokkoku Bank Ltd	911
437,000		Hokuetsu Bank Ltd	792
886,000		Hokuhoku Financial Group, Inc	1,787
161,675		Home Bancshares, Inc	5,199
182,948	e	Home Capital Group, Inc	7,557
253,245	e	Home Loan Servicing Solutions Ltd	4,943
49,597		HomeStreet, Inc	864
79,788	*	HomeTrust Bancshares, Inc	1,329
539,297		Hong Leong Bank BHD	2,156
373,612		Hong Leong Credit BHD	1,756
34,304		Horizon Bancorp	897
3,156,823		Housing Development Finance Corp	56,609
16,880,504		HSBC Holdings plc	159,517
155,037	e	HSBC Holdings plc (Hong Kong)	1,474
6,671,683		Hua Nan Financial Holdings Co Ltd	3,731
252,573		Hudson City Bancorp, Inc	2,556
55,694		Hudson Valley Holding Corp	1,513
8,671,930		Huntington Bancshares, Inc	91,229
481,692		Hyakugo Bank Ltd	1,987
558,000		Hyakujushi Bank Ltd	1,823
107,213		IBERIABANK Corp	6,953
2,331,120		ICICI Bank Ltd	12,973
379,559		ICICI Bank Ltd (ADR)	4,384
83,336	e	Independent Bank Corp (MA)	3,568
72,427		Independent Bank Corp (MI)	945
39,917		Independent Bank Group, Inc	1,559
122,177		Indian Bank	418
281,362		IndusInd Bank Ltd	3,563
163,094,366		Industrial & Commercial Bank of China	119,090
487,721		Industrial Bank of Korea	6,239
294,103		ING Vysya Bank Ltd	4,043
187,411		International Bancshares Corp	4,974
7,108,539		Investors Bancorp, Inc	79,793
541,290	*,m	Irish Bank Resolution Corp Ltd	0	^
1,008,248	*	Israel Discount Bank Ltd	1,610
71,040		Iyo Bank Ltd	769
434,921		Jammu & Kashmir Bank Ltd	1,026
105,043		JB Financial Group Co Ltd	581
368,200		Jimoto Holdings Inc	698
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
540,485		Joyo Bank Ltd	$2,676
12,020,484		JPMorgan Chase & Co	752,242
325,555		Juroku Bank Ltd	1,152
75,772	*	Jyske Bank	3,830
157,000		Kagoshima Bank Ltd	985
42,600		Kansai Urban Banking Corp	441
79,000		Kanto Tsukuba Bank Ltd	239
369,413	*	Karnataka Bank Ltd	851
81,430	*	Karur Vysya Bank Ltd	738
612,800		Kasikornbank PCL	4,238
474,300		Kasikornbank PCL - NVDR	3,280
1,782,006		Kasikornbank PCL (Foreign)	12,336
848,896		KB Financial Group, Inc	27,754
120,291	*	KBC Groep NV	6,713
53,570	*,e	Kearny Financial Corp	737
736,000		Keiyo Bank Ltd	4,107
7,056,087		Keycorp	98,080
1,028,132		Kiatnakin Bank PCL	1,231
898,000		King’s Town Bank	930
172,300		Kiyo Bank Ltd	2,208
30,970	*	KJB Financial Group Co Ltd	271
44,942	*	KNB Financial Group Co Ltd	487
49,325		Komercni Banka AS	10,151
48,191		Kotak Mahindra Bank Ltd	960
14,179,570		Krung Thai Bank PCL (Foreign)	9,728
50,400	*	Ladder Capital Corp	988
137,071		Lakeland Bancorp, Inc	1,604
54,273		Lakeland Financial Corp	2,359
31,452	e	Laurentian Bank of Canada	1,353
138,297		LegacyTexas Financial Group, Inc	3,298
4,952,640		LH Financial Group PCL	295
15,600,653	*,e	Liberbank S.A.	12,672
817,846		LIC Housing Finance Ltd	5,628
83,223,316	*	Lloyds TSB Group plc	97,892
36,424	e	M&T Bank Corp	4,576
92,704		Macatawa Bank Corp	504
73,714		MainSource Financial Group, Inc	1,542
5,994,838		Malayan Banking BHD	15,699
1,155,302		Malaysia Building Society	800
462,691	*	Masraf Al Rayan	5,539
231,868		MB Financial, Inc	7,619
23,933,968		Mega Financial Holding Co Ltd	18,465
62,923		Mercantile Bank Corp	1,323
21,449		Merchants Bancshares, Inc	657
128,955	*	Meridian Bancorp, Inc	1,447
22,540		Meta Financial Group, Inc	790
2,065,900		Metropolitan Bank & Trust	3,809
1,209,470	*	MGIC Investment Corp	11,272
38,946		Midsouth Bancorp, Inc	675
26,531		MidWestOne Financial Group, Inc	764
226,000		Mie Bank Ltd	512
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
378,000		Minato Bank Ltd	$668
23,645,964		Mitsubishi UFJ Financial Group, Inc	129,916
5,400,494		Mitsui Trust Holdings, Inc	20,685
312,000		Miyazaki Bank Ltd	974
76,426	*	Mizrahi Tefahot Bank Ltd	800
23,734,102		Mizuho Financial Group, Inc	39,786
76,068		Musashino Bank Ltd	2,528
286,928		Nanto Bank Ltd	985
2,072,664		National Australia Bank Ltd	56,522
144,147		National Bank Holdings Corp	2,798
621,478	*	National Bank of Abu Dhabi PJSC	2,346
820,425	*,e	National Bank of Canada	34,913
17,715,921	*	National Bank of Greece S.A.	31,096
25,350	e	National Bankshares, Inc	770
420,592		National Penn Bancshares, Inc	4,427
43,823	*,e	Nationstar Mortgage Holdings, Inc	1,235
2,910,576		Natixis	19,206
191,433	e	NBT Bancorp, Inc	5,029
373,592		Nedbank Group Ltd	8,001
127,776	e	New York Community Bancorp, Inc	2,044
119,760	*	NewBridge Bancorp	1,043
1,029,300		Nishi-Nippon City Bank Ltd	2,962
177,616	*,e	NMI Holdings, Inc	1,622
1,084,932		Nordea Bank AB	12,559
409,400		North Pacific Bank Ltd	1,581
259,381		Northfield Bancorp, Inc	3,839
24,814		Northrim BanCorp, Inc	651
331,776		Northwest Bancshares, Inc	4,157
52,112		OceanFirst Financial Corp	893
213,285	*,e	Ocwen Financial Corp	3,221
147,712	e	OFG Bancorp	2,459
359,000		Ogaki Kyoritsu Bank Ltd	1,082
165,000		Oita Bank Ltd	583
30,862	e	Old Line Bancshares, Inc	488
377,324		Old National Bancorp	5,615
88,861	*	OneSavings Bank plc	297
23,060	*	Opus Bank	654
222,119		Oriental Bank of Commerce	1,187
157,149		Oritani Financial Corp	2,420
306,321		OTP Bank	4,419
4,715,097		Oversea-Chinese Banking Corp	37,098
68,950		Pacific Continental Corp	978
75,253	*	Pacific Premier Bancorp, Inc	1,304
334,129	e	PacWest Bancorp	15,190
16,272	e	Palmetto Bancshares, Inc	272
385,175		Paragon Group of Cos plc	2,487
42,690	e	Park National Corp	3,777
168,023		Park Sterling Bank	1,235
46,396		Peapack Gladstone Financial Corp	861
16,960		Penns Woods Bancorp, Inc	835
52,330	*	Pennsylvania Commerce Bancorp, Inc	1,356
41,402	*	PennyMac Financial Services, Inc	716
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,622		Peoples Bancorp, Inc	$1,027
26,888	e	Peoples Financial Services Corp	1,336
152,460	e	People’s United Financial, Inc	2,314
2,045,466	*	Philippine National Bank	3,646
1,188,418	*,e	Piccolo Credito Valtellinese Scarl	1,129
126,346		Pinnacle Financial Partners, Inc	4,996
39,229,336	*	Piraeus Bank S.A.	42,687
900,263		PNC Financial Services Group, Inc	82,131
65,469	*	Popular, Inc	2,229
1,034,516		Powszechna Kasa Oszczednosci Bank Polski S.A.	10,384
42,750		Preferred Bank	1,192
250,500		PrivateBancorp, Inc	8,367
233,407		Prosperity Bancshares, Inc	12,921
215,167		Provident Financial Services, Inc	3,886
59,863,600		PT Bank Bukopin Tbk	3,622
13,213,487		PT Bank Central Asia Tbk	14,016
2,895,602		PT Bank Danamon Indonesia Tbk	1,054
3,954,100		PT Bank Jabar Banten Tbk	233
12,308,568		PT Bank Mandiri Persero Tbk	10,704
16,486,213		PT Bank Negara Indonesia	8,078
44,500,000	*	PT Bank Pan Indonesia Tbk	4,186
11,969,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	444
21,197,094		PT Bank Tabungan Negara Tbk	2,053
3,178,609		Public Bank BHD	16,606
65,707	*	Qatar Islamic Bank SAQ	1,808
288,693	*	Qatar National Bank	16,769
702,662	e	Radian Group, Inc	11,749
50,038	e	Raiffeisen International Bank Holding AG.	765
7,366,821	e	Regions Financial Corp	77,794
131,817		Renasant Corp	3,813
42,072		Republic Bancorp, Inc (Class A)	1,040
116,055	*,e	Republic First Bancorp, Inc	435
3,051,040		Resona Holdings, Inc	15,412
672,424		RHB Capital BHD	1,465
574,120		Rizal Commercial Banking Corp	613
5,200	*,m	Roskilde Bank	0	^
76,701		Royal Bank of Canada	5,298
2,741,257	e	Royal Bank of Canada (Toronto)	189,326
1,282,001	*	Royal Bank of Scotland Group plc	7,800
106,508	e	S&T Bancorp, Inc	3,175
90,334		Sandy Spring Bancorp, Inc	2,356
176,000		San-In Godo Bank Ltd	1,323
3,251,454		Sberbank of Russian Federation (ADR)	13,136
60,582	*	Seacoast Banking Corp of Florida	833
528,570		Security Bank Corp	1,790
464,917	*	Sekerbank TAS	365
446,380		Senshu Ikeda Holdings, Inc	2,024
22,981	e	ServisFirst Bancshares, Inc	757
358,146		Seven Bank Ltd	1,503
288,000		Shiga Bank Ltd	1,534
933,157		Shinhan Financial Group Co Ltd	37,508
4,920,823		Shinsei Bank Ltd	8,564
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
463,559		Shizuoka Bank Ltd	$4,239
2,856,300		Siam Commercial Bank PCL (Foreign)	15,732
52,737		Sierra Bancorp	926
363,712	*	Signature Bank	45,813
56,644	e	Simmons First National Corp (Class A)	2,303
8,627,579		SinoPac Financial Holdings Co Ltd	3,535
2,588,236		Skandinaviska Enskilda Banken AB (Class A)	32,867
1,442,234		Societe Generale	60,358
104,211		South State Corp	6,991
80,151		Southside Bancshares, Inc	2,317
64,466		Southwest Bancorp, Inc	1,119
200,589		Spar Nord Bank A/s	1,875
281,101		Sparebanken Midt-Norge	2,196
213,384		Sparebanken Nord-Norge	1,142
35,419	*	Square Financial, Inc	875
3,802		St Galler Kantonalbank	1,381
1,394,127		Standard Bank Group Ltd	17,182
1,808,067		Standard Chartered plc	27,041
154,972		State Bank & Trust Co	3,096
27,740	*	State Bank of Bikaner & Jaip	287
1,534,381		State Bank of India	7,538
106,420		State Bank of India Ltd (GDR)	5,252
296,101		Sterling Bancorp/DE	4,258
53,341		Stock Yards Bancorp, Inc	1,778
40,963		Stonegate Bank	1,213
48,448	*,e	Stonegate Mortgage Corp	579
48,748		Suffolk Bancorp	1,107
3,550,420		Sumitomo Mitsui Financial Group, Inc	128,357
32,491	*,e	Sun Bancorp, Inc	630
966,303		SunTrust Banks, Inc	40,488
713,889		Suruga Bank Ltd	13,119
658,138		Susquehanna Bancshares, Inc	8,839
129,707	*	SVB Financial Group	15,055
522,750		Svenska Handelsbanken (A Shares)	24,458
1,946,298		Swedbank AB (A Shares)	48,289
74,982	*	Sydbank AS	2,307
454,642		Syndicate Bank	942
279,496		Synovus Financial Corp	7,572
1,923,383	*	Ta Chong Bank Co Ltd	641
1,838,436		Taichung Commercial Bank	595
8,750,042		Taishin Financial Holdings Co Ltd	3,592
1,944,136	*	Taiwan Business Bank	563
6,226,135		Taiwan Cooperative Financial Holding	3,201
59,752		Talmer Bancorp Inc	839
2,628,823		TCF Financial Corp	41,772
656,872		TCS Group Holding plc (ADR)	2,077
118,652	*	Tekstil Bankasi AS.	95
35,193		Territorial Bancorp, Inc	758
138,229	*	Texas Capital Bancshares, Inc	7,510
77,319		TFS Financial Corp	1,151
2,275,200		Thanachart Capital PCL	2,183
110,352	*	The Bancorp, Inc	1,202
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
937,780		Tisco Bank PCL	$1,209
9,488,000		TMB Bank PCL (Foreign)	838
100,000		Tochigi Bank Ltd	443
417,000		Toho Bank Ltd	1,404
63,300	*	Tokyo TY Financial Group, Inc	1,768
172,200		Tomony Holdings, Inc	737
51,084		Tompkins Trustco, Inc	2,825
3,800,408	*	Toronto-Dominion Bank	181,581
391,000		Towa Bank Ltd	330
116,184	e	TowneBank	1,757
18,676	*	Tree.com, Inc	903
72,318		Trico Bancshares	1,786
73,560	*	Tristate Capital Holdings, Inc	753
1,474	*,e	Triumph Bancorp, Inc	20
404,451		Trustco Bank Corp NY	2,936
343,283	e	Trustmark Corp	8,424
3,405,402	*,g	TSB Banking Group plc	14,726
4,388,516		Turkiye Garanti Bankasi AS	17,629
704,790		Turkiye Halk Bankasi AS	4,175
2,634,458		Turkiye Is Bankasi (Series C)	7,575
2,327,041		Turkiye Sinai Kalkinma Bankasi AS	2,002
798,080		Turkiye Vakiflar Bankasi Tao	1,660
131,195		UMB Financial Corp	7,464
563,675		Umpqua Holdings Corp	9,588
4,477,647		UniCredit S.p.A	28,682
1,556,396	*	Union Bank Of Taiwan	508
160,371		Union Bankshares Corp	3,862
239,954	e	United Bankshares, Inc	8,986
171,306		United Community Banks, Inc	3,245
163,657		United Community Financial Corp	879
176,381		United Financial Bancorp, Inc (New)	2,533
1,278,563	e	United Overseas Bank Ltd	23,595
62,233		Univest Corp of Pennsylvania	1,260
5,959,286		US Bancorp	267,870
30,586		Valiant Holding	2,540
786,682	e	Valley National Bancorp	7,639
539,312	*	Vijaya Bank	428
3,074,828	*	Virgin Money Holdings UK plc	13,802
2,624,158		VTB Bank OJSC (GDR)	6,014
62,779	*	Walker & Dunlop, Inc	1,101
343,697		Washington Federal, Inc	7,613
53,375	e	Washington Trust Bancorp, Inc	2,145
112,159		Waterstone Financial, Inc	1,475
302,233		Webster Financial Corp	9,832
23,415,481		Wells Fargo & Co	1,283,637
91,810		WesBanco, Inc	3,195
60,206		West Bancorporation, Inc	1,025
88,578	e	Westamerica Bancorporation	4,342
224,367	*	Western Alliance Bancorp	6,237
4,392,068	*	Westpac Banking Corp	118,128
342,686		Wilshire Bancorp, Inc	3,471
162,441		Wintrust Financial Corp	7,596
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
301,238	*	Woori Bank	$2,741
29,302		WSFS Financial Corp	2,253
64,656	*	Yadkin Financial Corp	1,271
145,000	e	Yamagata Bank Ltd	631
228,492		Yamaguchi Financial Group, Inc	2,348
249,000		Yamanashi Chuo Bank Ltd	1,008
1,817,810		Yapi ve Kredi Bankasi	3,785
631,082		Yes Bank Ltd	7,669
121,967		Zions Bancorporation	3,477
		TOTAL BANKS	9,675,328

CAPITAL GOODS - 7.1%
2,773,631		3M Co	455,763
184,648		A.O. Smith Corp	10,416
199,238		Aalberts Industries NV	5,876
119,603		Aaon, Inc	2,678
141,848		AAR Corp	3,941
640,889		ABB Ltd	13,560
557,721	e	Abengoa S.A.	1,427
225,821	e	Abengoa S.A. (B Shares)	496
3,461,992		Aboitiz Equity Ventures, Inc	4,040
1,339,000		AcBel Polytech, Inc	1,479
108,895	*	Accuride Corp	473
105,111		Aceto Corp	2,281
81,232		ACS Actividades Construccion y Servicios S.A.	2,831
232,695		Actuant Corp (Class A)	6,339
109,311		Acuity Brands, Inc	15,311
187,860		Adani Enterprises Ltd	1,438
38,544		Aditya Birla Nuvo Ltd	1,029
300,000		Advan Co Ltd	2,948
47,857		Advanced Drainage Systems, Inc	1,100
101,000	*	Advanced Lithium Electrochemistry Co Ltd	132
629,268	*,e	Aecom Technology Corp	19,111
168,855	e	Aecon Group, Inc	1,557
130,111	*	Aegion Corp	2,421
105,284	*	Aerovironment, Inc	2,869
15,627	e	AFG Arbonia-Forster Hldg	387
35,600	e	AG Growth International Inc	1,732
115,904	e	AGCO Corp	5,239
34,896		AIA Engineering Ltd	596
53,899		Aica Kogyo Co Ltd	1,113
30,700		Aichi Corp	146
187,400		Aida Engineering Ltd	1,686
258,060		Air Lease Corp	8,854
208,648		Aircastle Ltd	4,459
451,508		Airtac International Group	4,052
108,051		Akfen Holding AS.	217
40,219		Alamo Group, Inc	1,948
368,121		Alarko Holding AS	701
94,521		Albany International Corp (Class A)	3,591
82,340		Alfa Laval AB	1,557
5,978,729	*	Alfa S.A. de C.V. (Class A)	13,348
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
661,293		Allegion plc	$36,675
2,116,864		Alliance Global Group, Inc	1,057
90,153		Alliant Techsystems, Inc	10,480
729,351		Allison Transmission Holdings, Inc	24,725
36,367		Alstom Projects India Ltd	365
556,128	*	Alstom RGPT	17,937
73,634		Altra Holdings, Inc	2,090
245,622		Amada Co Ltd	2,105
67,557		Amara Raja Batteries Ltd	880
67,149	*	Ameresco, Inc	470
26,402	e	American Railcar Industries, Inc	1,360
26,138	e	American Science & Engineering, Inc	1,357
70,638	*	American Woodmark Corp	2,857
421,094		Ametek, Inc	22,162
34,000	*,m	Amrep Corp	0	^
18,718	e	Andritz AG.	1,029
89,929	e	Apogee Enterprises, Inc	3,810
136,258		Applied Industrial Technologies, Inc	6,212
1,247,506	*	Arabtec Holding Co	964
5,290	*,e	ARC Group Worldwide, Inc	54
66,803		Arcadis NV	2,004
89,623	*	Arcam AB	1,654
108,938		Argan, Inc	3,665
272,889	*	Armstrong World Industries, Inc	13,950
371,340	*	ArvinMeritor, Inc	5,626
55,200		Asahi Diamond Industrial Co Ltd	577
394,042	e	Asahi Glass Co Ltd	1,918
1,427,390	*	Ashok Leyland Ltd	1,154
2,756,900		Ashtead Group plc	48,962
558,169		Assa Abloy AB (Class B)	29,481
237,074	e	Astaldi S.p.A.	1,367
66,414		Astec Industries, Inc	2,611
28,802	*	Astral Polytechnik Ltd	179
48,229	*	Astronics Corp	2,668
788,016		Asunaro Aoki Construction Co Ltd	5,232
370,663		Atlas Copco AB (A Shares)	10,314
120,719		Atlas Copco AB (B Shares)	3,090
97,507	*	ATS Automation Tooling Systems, Inc	1,301
1,892,675	*	Austal Ltd	2,313
493,312	*	Aveng Ltd	748
3,112,000	*	AVIC International Holding HK Ltd	299
2,701,843	e	AviChina Industry & Technology Co	1,657
73,280		AZZ, Inc	3,438
26,184		B&B Tools AB	509
53,194		Babcock & Wilcox Co	1,612
39,400	e	Badger Daylighting Ltd	897
2,441,463		BAE Systems plc	17,855
738,964		Balfour Beatty plc	2,442
127,351	*,e	Ballard Power Systems, Inc	260
172,000		Bando Chemical Industries Ltd	620
482,000		Baoye Group Co Ltd	283
564,768	e	Barloworld Ltd	4,649
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
192,875		Barnes Group, Inc	$7,138
10,320	*	Bauer AG.	166
14,280	e	BayWa AG.	526
135,214	*	BE Aerospace, Inc	7,845
57	*	Beacon Power Corp	0	^
159,186	*	Beacon Roofing Supply, Inc	4,425
546,941		Beijing Enterprises Holdings Ltd	4,277
2,862,800		Berjaya Corp BHD	334
1,547,000		BES Engineering Corp	387
337,310		Besalco S.A.	195
727,375		Bharat Heavy Electricals	3,038
355,135		Bidvest Group Ltd	9,285
101,938	e	Bird Construction Income Fund	1,047
102,800		BJC Heavy Industries PCL	106
210,370	*	Blount International, Inc	3,696
21,573	*	Blue Star Ltd	113
426,193		Bodycote plc	4,278
2,040,224	e	Boeing Co	265,188
297,000		Boer Power Holdings Ltd	265
454,000	e	Bolina Holding Co Ltd	183
2,540,688	e	Bombardier, Inc	9,075
311,200		Boskalis Westminster	17,024
15,111		Bossard Holding AG.	1,652
415,983		Bouygues S.A.	15,020
182,048	e	Bradken Ltd	696
38,874		Brenntag AG.	2,173
165,578		Briggs & Stratton Corp	3,381
12,506		Bucher Industries AG.	3,119
24,515		Budimex S.A.	972
125,406	*	Builders FirstSource, Inc	862
121,000		Bunka Shutter Co Ltd	976
270,856		Bunzl plc	7,404
50,330		Burckhardt Compression Holding AG.	19,245
10,374		Burkhalter Holding AG.	901
32,497		Byucksan Corp	163
405,661		CAE, Inc	5,265
1,040,500		Cahya Mata Sarawak BHD	1,173
54,835	*	CAI International, Inc	1,272
941,077	*,e	Capstone Turbine Corp	696
12,856		Carbone Lorraine	313
54,959	*,e,m	Carbures Europe S.A.	265
155,589	e	Cardno Ltd	431
40,840	e	Cargotec Corp (B Shares)	1,254
924,088	e	Carillion plc	4,788
39,552		Carlisle Cos, Inc	3,569
1,088,617		Caterpillar, Inc	99,641
629,800		CB Industrial Product Holding BHD	361
32,363	*	CCL International Ltd	245
1,166,327		Central Glass Co Ltd	4,230
22,645		CENTROTEC Sustainable AG.	389
773,975		CH Karnchang PCL	589
244,600		Changchai Co Ltd	160
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
76,200	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	$58
6,051,000	*	Charisma Energy Services Ltd	122
83,657	*	Chart Industries, Inc	2,861
17,081	*	Cheil Industries, Inc	2,455
205,479		Chemring Group plc	762
550,300	*	Chengde Nanjiang Co Ltd	204
350,985	e	Chicago Bridge & Iron Co NV	14,734
366,410		Chicony Power Technology Co Ltd	520
197,500	*	China Aircraft Leasing Group Holdings Ltd	293
12,200,000	*	China Automation Group Ltd	1,896
14,030,476		China Communications Construction Co Ltd	16,803
500,000		China Conch Venture Holdings Ltd	1,084
1,470,000	*,e	China Dynamics Holdings Ltd	128
47,000		China Ecotek Corp	101
2,000,000	*	China Energine International Holdings Ltd	227
456,850		China Fangda Group Co Ltd	296
1,157,000	*	China High Speed Transmission Equipment Group Co Ltd	716
568,005		China International Marine Containers Group Co Ltd	1,252
211,000		China Lesso Group Holdings Ltd	103
2,222,863	e	China Railway Construction Corp	2,822
12,234,697		China Railway Group Ltd	10,006
721,400	e	China Singyes Solar Technologies Holdings Ltd	997
2,344,305	e	China South Locomotive and Rolling Stock Corp	3,156
2,558,656	e	China State Construction International Holdings Ltd	3,578
4,680,000	*	China WindPower Group Ltd	248
1,314,000		Chip Eng Seng Corp Ltd	833
51,939	e	Chiyoda Corp	430
49,900		Chiyoda Integre Co Ltd	870
18,746,000		Chongqing Machinery & Electric Co Ltd	2,900
71,200		Chudenko Corp	1,100
606,375		Chung Hsin Electric & Machinery Manufacturing Corp	389
880,328	*,e	CIR-Compagnie Industriali Riunite S.p.A.	918
84,724		CIRCOR International, Inc	5,107
2,670,084	e	Citic Pacific Ltd	4,552
2,857,000	*,e	Citic Resources Holdings Ltd	368
494,000		Civmec Ltd	256
16,300		CJ Corp	2,308
237,200		CKD Corp	2,255
140,456		Clarcor, Inc	9,360
398,042	e	CNH Industrial NV	3,222
226,766		Coastal Contracts BHD	183
628,059		Cobham plc	3,153
807,136	*,e	Cofide S.p.A.	422
222,522	*,e	Colfax Corp	11,475
65,873		Columbus McKinnon Corp	1,847
124,253		Comfort Systems USA, Inc	2,127
66,951	*	Commercial Vehicle Group, Inc	446
2,954,923		Compagnie de Saint-Gobain	125,173
8,073		Compagnie d’Entreprises CFE	827
179,600		COMSYS Holdings Corp	2,457
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
94,047	e	Concentric AB	$1,115
708,200		Concepcion Industrial Corp	681
106,701	*	Consolidated Infrastructure Group Ltd	267
1,824	e	Construcciones y Auxiliar de Ferrocarriles S.A.	666
56,758	*	Continental Building Products Inc	1,006
637,450		Continental Engineering Corp	240
1,080,000	e	Cosco Corp Singapore Ltd	456
22,785		Cosel Co Ltd	233
195,460		Costain Group plc	852
121,746		Cramo Oyj (Series B)	1,771
161,529		Crane Co	9,482
602,590		CSBC Corp Taiwan	318
660,629		CTCI Corp	1,054
99,733		Cubic Corp	5,250
558,384		Cummins, Inc	80,502
159,933		Curtiss-Wright Corp	11,290
30,300		Daelim Industrial Co	1,807
59,555		Daesang Holdings Co Ltd	909
7,367		Daetwyler Holding AG.	941
122,207	*	Daewoo Engineering & Construction Co Ltd	649
50,860		Daewoo International Corp	1,453
98,900		Daewoo Shipbuilding & Marine Engineering Co Ltd	1,663
90,600		Daifuku Co Ltd	1,014
101,641		Daihen Corp	511
72,000		Daiichi Jitsugyo Co Ltd	359
251,178		Daikin Industries Ltd	16,107
30,000		Daiwa Industries Ltd	188
133,800		Dalian Refrigeration Co Ltd	122
2,127,447		Danaher Corp	182,343
13,143		Danieli & Co S.p.A.	326
94,943		Danieli & Co S.p.A. (RSP)	1,577
204,239		DCC plc	11,244
339,761		Decmil Group Ltd	404
113,900	e	Deere & Co	10,077
40,200		Denyo Co Ltd	600
320,862		Deutz AG.	1,536
3,671,556		Dialog Group BHD	1,572
261,327	*	DigitalGlobe, Inc	8,093
27,408		Discount Investment Corp	53
194,200		DKSH Holdings Malaysia BHD	300
4,903,210		DMCI Holdings, Inc	1,715
1,225,628	*	Dogan Sirketler Grubu Holdings	397
89,631		Donaldson Co, Inc	3,462
19,100	e	Dongfang Electric Co Ltd	35
26,169		Dongkuk Structures & Construction Co Ltd	74
22,642		Doosan Corp	2,127
29,261	*	Doosan Engine Co Ltd	169
56,742		Doosan Heavy Industries and Construction Co Ltd	1,212
133,673	*	Doosan Infracore Co Ltd	1,172
95,889		Douglas Dynamics, Inc	2,055
190,501		Dover Corp	13,663
702,304	*	Drake & Scull International PJSC	166
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
35,376	*	Ducommun, Inc	$894
96,951		Duerr AG.	8,520
85,041		Duro Felguera S.A.	344
53,754	*	DXP Enterprises, Inc	2,716
175,495	*	Dycom Industries, Inc	6,158
52,714		Dynamic Materials Corp	844
212,200		Dynasty Ceramic PCL	364
2,311,183		Eaton Corp	157,068
725,828	e	Ebara Corp	2,974
930,900		EEI Corp	226
124,880	e	Eiffage S.A.	6,331
59,905		Elbit Systems Ltd	3,651
3,339		Electra Israel Ltd	369
235,724		EMCOR Group, Inc	10,487
825,962		Emerson Electric Co	50,987
1,106,382		Empresa Brasileira de Aeronautica S.A.	10,172
2,100,100	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	2,564
59,983		Encore Wire Corp	2,239
132,117	*,e	Energy Recovery, Inc	696
157,465		EnerSys	9,719
59,045	*	Engility Holdings, Inc	2,527
197,701		Engineers India Ltd	718
486,127		Enka Insaat ve Sanayi AS	1,097
64,466	*,e	Enphase Energy, Inc	921
65,516	*	EnPro Industries, Inc	4,112
680,000	e	Enric Energy Equipment Holdings Ltd	537
23,651	*,e	Erickson Air-Crane, Inc	197
92,405		ESCO Technologies, Inc	3,410
108,610	*	Esterline Technologies Corp	11,912
829,008		European Aeronautic Defence and Space Co	40,984
1,186,000		EVA Precision Industrial Holdings Ltd	268
124,092		Exelis, Inc	2,175
23,914	*	FACC AG.	206
9,409		Faiveley S.A.	545
196,588		Fanuc Ltd	32,413
4,454,000	e	Far East Global Group Ltd	701
6,687,184		Far Eastern Textile Co Ltd	6,614
621,018	e	Fastenal Co	29,536
9,260,000	*,e	FDG Electric Vehicles Ltd	455
265,038		Federal Signal Corp	4,092
206,205		Fenner plc	690
2,209,430		Ferreyros S.A.	1,201
545,362	e	Ferrovial S.A.	10,781
544,047	*,e	Fincantieri S.p.A	503
869,880	*	Finmeccanica S.p.A.	8,085
343,692		Finning International, Inc	7,464
74,922		Finolex Cables Ltd	309
1,644,000	e	First Tractor Co	1,205
227,759		Flowserve Corp	13,627
52,180	e	FLSmidth & Co AS	2,288
63,306		Fluor Corp	3,838
139,370	*,e	Fomento de Construcciones y Contratas S.A.	1,968
1,019,046		Fortune Brands Home & Security, Inc	46,132
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
269,800		Foshan Electrical and Lighting Co Ltd	$232
137,698	e,m	Foster Wheeler AG.	3,207
132,125		Franklin Electric Co, Inc	4,959
40,836		Freightcar America, Inc	1,074
29,544	*	Frigoglass S.A.	60
1,232,600		Fudo Tetra Corp	2,515
652,047	*,e	FuelCell Energy, Inc	1,004
1,528,587		Fuji Electric Holdings Co Ltd	6,094
90,492		Fuji Machine Manufacturing Co Ltd	838
1,524,978		Fujikura Ltd	6,271
74,800		Fujitec Co Ltd	794
19,000		Fukuda Corp	160
12,700		Fukushima Industries Corp	203
105,559	*	Furmanite Corp	825
279,000		Furukawa Co Ltd	479
1,029,000		Furukawa Electric Co Ltd	1,707
199,119		Futaba Corp/Chiba	2,889
226,301		Galliford Try plc	4,522
254,407	*	Gamesa Corp Tecnologica S.A.	2,296
1,950,651		Gamuda BHD	2,800
103,561		GATX Corp	5,959
173,935		GEA Group AG.	7,647
30,085		Geberit AG.	10,178
13,300		Gecoss Corp	198
183,960	*	GEK Group of Cos S.A.	421
166,570	*,e	GenCorp, Inc	3,048
209,533	*,e	Generac Holdings, Inc	9,798
176,317		General Cable Corp	2,627
1,639,928		General Dynamics Corp	225,687
33,801,530		General Electric Co	854,165
30,690	*,e	General Finance Corp	303
4,359		Georg Fischer AG.	2,750
3,181		Gesco AG.	269
111,724	*	Gibraltar Industries, Inc	1,817
9,200		Giken Seisakusho Co, Inc	164
70,578		Gildemeister AG.	1,985
59,575		Global Brass & Copper Holdings, Inc	784
57,197	e	Global Power Equipment Group, Inc	790
152,956		Glory Ltd	4,121
1,546,668	*	GMR Infrastructure Ltd	417
50,568		Gorman-Rupp Co	1,624
112,422		Graco, Inc	9,014
417,247	*,e	GrafTech International Ltd	2,111
532,775		Grafton Group plc	5,271
28,954		Graham Corp	833
130,000		Granite Construction, Inc	4,943
292,725	*	Great Lakes Dredge & Dock Corp	2,506
68,627		Greaves Cotton Ltd	163
75,401	e	Greenbrier Cos, Inc	4,051
138,565		Griffon Corp	1,843
74,410	*,e	Grontmij (ADR)	317
236,934		Group Five Ltd	599
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,016,361		Grupo Carso S.A. de C.V. (Series A1)	$5,001
51,683	*	GS Engineering & Construction Corp	1,082
374,000		GS Yuasa Corp	1,590
234,800	e	Guangzhou Shipyard International Co Ltd	671
315,600		Gunkul Engineering PCL	271
3,115,000	e	Guodian Technology & Environment Group Corp Ltd	499
244,384	e	GWA International Ltd	590
88,156		H&E Equipment Services, Inc	2,476
883,360		Haitian International Holdings Ltd	1,851
141,409		Haldex AB	1,833
247,793	*	Halim Co Ltd	1,115
15,187	*	Halla Engineering & Construction Corp	89
637,730		Hangzhou Steam Turbine Co	680
72,178	*	Hanjin Heavy Industries & Construction Co Ltd	290
2,071,395		Hanwa Co Ltd	7,297
1,986,000		Harbin Power Equipment	1,234
25,400		Harmonic Drive Systems, Inc	369
263,880		Harsco Corp	4,985
422,374		Havells India Ltd	1,835
192,200		Hazama Ando Corp	1,236
563,920	*	HD Supply Holdings, Inc	16,630
191,873	e	Heico Corp	11,589
275,903	*,e	Heidelberger Druckmaschinen	684
198,636	*	Hellenic Technodomiki Tev S.A.	509
230,851		HellermannTyton Group plc	1,128
70,850		Hexagon Composites ASA	216
63,294	*	Hexcel Corp	2,626
16,300		Hibiya Engineering Ltd	222
223,331		Hillenbrand, Inc	7,705
807,181		Hino Motors Ltd	10,625
19,500		Hisaka Works Ltd	158
98,791		Hitachi Construction Machinery Co Ltd	2,089
52,800		Hitachi Koki Co Ltd	403
169,500		Hitachi Zosen Corp	980
203,559		Hiwin Technologies Corp	1,685
5,306,000	*,e	HKC Holdings Ltd	140
4,516		Hochtief AG.	319
637,635		Hock Seng Lee BHD	310
18,682		Homag Group AG.	678
5,625,446		Honeywell International, Inc	562,094
173,000		Hong Leong Asia Ltd	169
1,141,058	e	Hopewell Holdings	4,154
42,600		Hoshizaki Electric Co Ltd	2,053
77,028		Hosken Consolidated Investments Ltd	990
90,000		Hosokawa Micron Corp	518
66,346		Houston Wire & Cable Co	793
3,081,000	e	Hsin Chong Construction Group Ltd	393
421,000		HUA ENG Wire & Cable	136
28,408		Hubbell, Inc (Class B)	3,035
26,165		Huber & Suhner AG.	1,247
56,722		Hudaco Industries Ltd	474
383,853		Huntington Ingalls	43,168
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,437		Hurco Cos, Inc	$731
2,757,961	e	Hutchison Whampoa Ltd	31,528
9,248		Hy-Lok Corp	270
27,839		Hyster-Yale Materials Handling, Inc	2,038
52,597		Hyundai Corp	1,426
65,577		Hyundai Development Co	2,299
6,884	*	Hyundai Elevator Co Ltd	358
200,066		Hyundai Engineering & Construction Co Ltd	7,617
40,675		Hyundai Heavy Industries	4,222
10,905		Hyundai Mipo Dockyard	685
66,100		Idec Corp	565
201,479		IDEX Corp	15,683
190,001	*	II-VI, Inc	2,594
3,299,007		IJM Corp BHD	6,199
526,298		Illinois Tool Works, Inc	49,840
53,208		IMARKETKOREA, Inc	1,366
94,923		IMI plc	1,857
15,709		Implenia AG.	912
210,994	*	Impregilo S.p.A.	766
32,804		IMS-Intl Metal Service	616
66,010		Inaba Denki Sangyo Co Ltd	2,131
130,984		Inabata & Co Ltd	1,177
65,992		Indus Holding AG.	3,021
41,945	e	Industria Macchine Automatiche S.p.A.	1,833
155,782	*	Industries Qatar QSC	7,094
58,721		Indutrade AB	2,338
1,349,981		Ingersoll-Rand plc	85,575
71,235		Insteel Industries, Inc	1,680
5,035,000	*	Interchina Holdings Co	232
78,232		Interpump Group S.p.A.	1,098
307,835		Interserve plc	2,657
34,019	e	Invicta Holdings Ltd	289
80,900		Iochpe-Maxion S.A.	371
898,407		IRB Infrastructure Developers Ltd	3,736
10,590	*	IS Dongseo Co Ltd	481
437,000	e	Iseki & Co Ltd	826
295,000		I-Sheng Electric Wire & Cable Co Ltd	402
4,041,417		Ishikawajima-Harima Heavy Industries Co Ltd	20,468
1,774,350	*	Italian-Thai Development PCL	341
1,998,827		Itochu Corp	21,338
479,216		ITT Corp	19,389
64,128	*	IVRCL Infrastructures & Projects Ltd	17
291,000	e	Iwatani International Corp	1,907
37,804	*	Jacobs Engineering Group, Inc	1,689
358,028		Jain Irrigation Systems Ltd	394
1,517,029	*	Jaiprakash Associates Ltd	600
10,000		Jamco Corp	258
170,604		Japan Pulp & Paper Co Ltd	468
357,000		Japan Steel Works Ltd	1,263
4,083,166		JG Summit Holdings (Series B)	5,980
105,481		JGC Corp	2,172
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,732,000	e	Jiangnan Group Ltd	$645
4,144,000	*,e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	367
556,000		Jingwei Textile Machinery	644
126,440		John Bean Technologies Corp	4,155
1,081,527		John Keells Holdings plc	2,061
383,375	e	Johnson Electric Holdings Ltd	1,405
290,868	e	Joy Global, Inc	13,531
857,854		JTEKT Corp	14,437
127,000	*	Juki Corp	449
17,008		Jungheinrich AG.	1,083
4,028	*	JVM Co Ltd	219
36,023		Kadant, Inc	1,538
48,439		Kajaria Ceramics Ltd	455
208,941		Kajima Corp	859
86,522		Kaman Corp	3,469
30,600		Kamei Corp	190
33,900		Kanamoto Co Ltd	917
491,000		Kandenko Co Ltd	2,818
1,250,000		Kanematsu Corp	1,780
22,500		Katakura Industries Co Ltd	238
50,000		Kato Works Co Ltd	404
1,761,909		Kawasaki Heavy Industries Ltd	8,012
77,322		KBR, Inc	1,311
12,669		KCC Corp	5,973
50,858	e	KCI Konecranes Oyj	1,454
540,000		Keihan Electric Railway Co Ltd	2,890
75,720		Keller Group plc	1,030
11,809		Kendrion NV	308
1,025,005		Kennametal, Inc	36,685
145,700		Kepler Weber S.A.	2,757
2,591,707	e	Keppel Corp Ltd	17,275
112,264	*,e	KEYW Holding Corp	1,165
69,439		Kier Group plc	1,605
539,000		Kinden Corp	5,444
161,000		King Slide Works Co Ltd	2,051
156,070	e	Kingspan Group plc	2,706
116,000		Kinik Co	238
33,000	*,e	Kinki Sharyo Co Ltd	90
116,149		KION Group AG.	4,434
90,300		Kitz Corp	369
100,734	*	Kloeckner & Co AG.	1,079
69,146	*,e	KLX, Inc	2,852
2,493,171		KOC Holding AS	13,185
1,469,981		Komatsu Ltd	32,498
9,089		Komax Holding AG.	1,315
168,490		Komori Corp	1,916
432,287	e	Kone Oyj (Class B)	19,681
1,110,905	e	Koninklijke BAM Groep NV	3,413
496,611		Koninklijke Philips Electronics NV	14,395
86,089	*	Kopex S.A.	261
48,905		Korea Aerospace Industries Ltd	1,765
14,245		Korea Electric Terminal Co Ltd	875
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
158,899	*	Kratos Defense & Security Solutions, Inc	$798
42,070		Krones AG.	4,091
1,274,963		Kubota Corp	18,506
110,762	e	KUKA AG.	7,834
276,000	*,e	Kumagai Gumi Co Ltd	884
16,762	*	Kumho Industrial Co Ltd	346
167,000		Kuo Toong International Co Ltd	271
95,698		Kurita Water Industries Ltd	1,996
122,079	e	Kuroda Electric Co Ltd	1,683
73,500		Kyokuto Kaihatsu Kogyo Co Ltd	873
294,700		Kyowa Exeo Corp	3,143
35,000		Kyudenko Corp	387
6,103		Kyung Dong Navien Co Ltd	161
147,551		L-3 Communications Holdings, Inc	18,622
2,565	*	Lakshmi Machine Works Ltd	155
589,758		Larsen & Toubro Ltd	13,895
68,843	*,e	Layne Christensen Co	657
45,182		LB Foster Co (Class A)	2,194
74,022		Legrand S.A.	3,883
397,277		Leighton Holdings Ltd	7,234
158,281		Lennox International, Inc	15,048
154,022		LG Corp	8,555
42,279		LG Hausys Ltd	6,208
52,977		LG International Corp	1,370
50,239		Lincoln Electric Holdings, Inc	3,471
62,751	*	Lindab International AB	524
36,288	e	Lindsay Manufacturing Co	3,111
17,228		LISI	448
264,304		LIXIL Group Corp	5,562
40,478	*,e	LMI Aerospace, Inc	571
767,338		Lockheed Martin Corp	147,766
6,154,000	e	Lonking Holdings Ltd	1,240
72,414		LS Cable Ltd	3,572
14,372		LS Industrial Systems Co Ltd	780
80,919		LSI Industries, Inc	549
49,282	*	Lydall, Inc	1,617
36,636		Mabuchi Motor Co Ltd	1,454
591,919		MACA Ltd	411
43,125		MacDonald Dettwiler & Associates Ltd	3,524
118,000	e	Maeda Corp	962
17,000	e	Maeda Kosen Co Ltd	173
65,000		Maeda Road Construction Co Ltd	964
15,200		Magellan Aerospace Corp	177
115,391	*,e	Maire Tecnimont S.p.A	249
298,748		Makino Milling Machine Co Ltd	2,202
56,199		Makita Corp	2,532
24,900		Malaysia Marine and Heavy Engineering Sdn BHD	13
2,005,800		Malaysian Resources Corp BHD	695
12,762		MAN AG.	1,421
34,908	*,e	Manitex International, Inc	444
10,596	*	Manitou BF S.A.	156
83,800		Manitowoc Co, Inc	1,852
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
817,800		Marcopolo S.A.	$1,024
2,238,507		Marubeni Corp	13,394
3,462,491		Masco Corp	87,255
100,801	*	Masonite International Corp	6,195
182,566	*	Mastec, Inc	4,128
35,000		Max Co Ltd	358
443,294		Meggitt plc	3,566
183,000		Meidensha Corp	577
1,299,105		Melrose Industries plc	5,378
49,786		Metka S.A.	506
28,431		Metso Oyj	851
95,154	*,e	Meyer Burger Technology AG.	606
68,403		Micron Machinery Co Ltd	1,750
197,020	*	Middleby Corp	19,525
37,264		Miller Industries, Inc	775
100,600		Mills Estruturas e Servicos de	360
743,000		Minebea Co Ltd	10,973
554,000		Miraito Holdings Corp	6,286
92,700		MISUMI Group, Inc	3,057
2,323,601		Mitsubishi Corp	42,522
2,206,874		Mitsubishi Electric Corp	26,213
4,599,696		Mitsubishi Heavy Industries Ltd	25,384
98,600		Mitsubishi Nichiyu Forklift Co Ltd	620
105,700		Mitsuboshi Belting Co Ltd	777
2,280,219		Mitsui & Co Ltd	30,539
968,900		Mitsui Engineering & Shipbuilding Co Ltd	1,703
79,900		Miura Co Ltd	809
3,471,630		MMC Corp BHD	2,369
261,192	e	Monadelphous Group Ltd	1,986
80,900	e	MonotaRO Co Ltd	1,630
151,739	*	Moog, Inc (Class A)	11,233
305,841		Morgan Crucible Co plc	1,511
19,611		Morgan Sindall plc	186
121,100		Mori Seiki Co Ltd	1,500
32,700		Morita Holdings Corp	324
385,647	e	Mota Engil SGPS S.A.	1,224
117,136	*	Mota-Engil Africa NV	1,015
313,471	*	MRC Global, Inc	4,749
96,207	e	MSC Industrial Direct Co (Class A)	7,817
60,599		MTU Aero Engines Holding AG.	5,266
769,166		Mudajaya Group BHD	317
215,573		Mueller Industries, Inc	7,360
788,902		Mueller Water Products, Inc (Class A)	8,078
998,300		Muhibbah Engineering M BHD	532
760,596		Murray & Roberts Holdings Ltd	1,398
70,610	*	MYR Group, Inc	1,935
28,640		Nabtesco Corp	692
172,332		Nachi-Fujikoshi Corp	1,058
407,239		Nagarjuna Construction Co	524
214,300		Nagase & Co Ltd	2,559
59,000		Nak Sealing Technologies Corp	186
190,900		Namura Shipbuilding Co Ltd	2,056
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
470,777		National Central Cooling Co PJSC	$137
17,079	e	National Presto Industries, Inc	991
243,714	*,e	Navistar International Corp	8,160
17,105		NCC AB	538
305,635		NCC AB (B Shares)	9,623
81,154	*	NCI Building Systems, Inc	1,503
41,200		NEC Capital Solutions Ltd	656
4,425	*	Neff Corp	50
96,000	e	New Flyer Industries, Inc	1,114
31,285	*,e	Nexans S.A.	957
651,954		NGK Insulators Ltd	13,364
90,541		Nibe Industrier AB (Series B)	2,312
101,000	e	Nichias Corp	575
13,900		Nichiden Corp	278
90,700		Nichiha Corp	897
215,949	*	Nidec Corp	13,947
5,500	e	Nihon Trim Co Ltd	117
174,000		Nippo Corp	2,828
38,500		Nippon Densetsu Kogyo Co Ltd	516
272,000	e	Nippon Koei Co Ltd	1,092
276,000		Nippon Road Co Ltd	1,360
328,730	e	Nippon Sharyo Ltd	964
952,000	*	Nippon Sheet Glass Co Ltd	894
323,450		Nippon Steel Trading Co Ltd	1,111
67,000		Nippon Thompson Co Ltd	326
877,000		Nishimatsu Construction Co Ltd	3,588
33,000		Nishio Rent All Co Ltd	1,086
505,000		Nisshinbo Industries, Inc	5,207
55,000		Nissin Electric Co Ltd	293
47,000		Nitta Corp	1,066
159,000		Nitto Boseki Co Ltd	568
84,247		Nitto Kogyo Corp	1,638
11,573		Nitto Kohki Co Ltd	210
25,652		NKT Holding AS	1,374
48,682		NN, Inc	1,001
14,547,071		Noble Group Ltd	12,411
36,128	*	Norcraft Cos, Inc	697
171,205	*	Nordex AG.	3,054
159,480		Nordson Corp	12,433
107,919		Noritake Co Ltd	239
29,900	e	Noritz Corp	489
77,693		NORMA Group	3,708
23,744	*	Nortek, Inc	1,931
386,997		Northrop Grumman Corp	57,039
33,491	*	Northwest Pipe Co	1,009
51,311	*,e	NOW, Inc	1,320
421,573		NSK Ltd	4,977
982,000		NTN Corp	4,337
2,631,969		NWS Holdings Ltd	4,828
13,400		Obara Corp	595
1,498,888	e	Obayashi Corp	9,662
42,410	e	Obrascon Huarte Lain S.A.	946
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
200,272		OC Oerlikon Corp AG.	$2,500
74,869	*,e	OCI NV	2,603
5,616		OHB AG.	133
136,500		Oiles Corp	2,321
65,800		Okabe Co Ltd	597
143,641		Okuma Holdings, Inc	1,130
170,000		Okumura Corp	768
8,639		Omega Flex, Inc	327
15,200	e	Onoken Co Ltd	125
212,828	*	Orbital Sciences Corp	5,723
38,000		Organo Corp	151
92,600	*	Orion Marine Group, Inc	1,023
62,851		Ormat Industries	431
78,900		OSG Corp	1,273
131,310		Oshkosh Truck Corp	6,388
112,900	e	OSJB Holdings Corp	270
23,123	*	Osram Licht AG.	908
175,194	e	Outotec Oyj	917
5,350,077		Owens Corning, Inc	191,586
1,293,961		Paccar, Inc	88,002
13,987	e	Palfinger AG.	355
268,351		Pall Corp	27,160
163,893		Parker Hannifin Corp	21,134
22,431	*	Patrick Industries, Inc	987
182,330	e	Peab AB (Series B)	1,280
102,973		Pentair plc	6,839
288,800	e	Penta-Ocean Construction Co Ltd	985
4,258		PER Aarsleff A.S.	793
124,192	*	Perini Corp	2,989
10,489		Pfeiffer Vacuum Technology AG.	869
294,371	*	Pgt, Inc	2,835
30,918		Pinguely-Haulotte	468
22,932	e	Pkc Group Oyj	492
3,582	*	Plasson	118
550,039	*,e	Plug Power, Inc	1,650
61,548	*	Ply Gem Holdings, Inc	860
396,700	*	Polyplex PCL	116
124,885	*,e	Polypore International, Inc	5,876
123,500		Portobello S.A.	223
32,363		Powell Industries, Inc	1,588
12,664	*,e	Power Solutions International, Inc	654
78,654	*,e	PowerSecure International, Inc	916
263,535		Precision Castparts Corp	63,480
9,938		Preformed Line Products Co	543
126,598		Primoris Services Corp	2,942
603,454	*	Promotora y Operadora de Infraestructura SAB de C.V.	7,256
194,022	*,e	Proto Labs, Inc	13,031
54,036		Prysmian S.p.A.	985
9,095,100		PT Adhi Karya Persero Tbk	2,542
7,848,200		PT Arwana Citramulia Tbk	549
2,803,600	*	PT Inovisi Infracom Tbk	38
4,723,000		PT Pembangunan Perumahan Tbk	1,357
11,875,000		PT Surya Semesta Internusa Tbk	1,019
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,385,100		PT Total Bangun Persada Tbk	$394
3,935,561		PT United Tractors Tbk	5,496
19,897,200		PT Waskita Karya Persero Tbk	2,345
2,483,900		PT Wijaya Karya	733
798,133		QinetiQ plc	2,327
148,020		Quanex Building Products Corp	2,780
175,002	*	Quanta Services, Inc	4,968
3,656		R Stahl AG.	175
153,500		Raito Kogyo Co Ltd	1,334
178,296		Ramirent Oyj	1,382
182,400		Randon Participacoes S.A.	327
3,626		Rational AG.	1,136
270,926		Raubex Group Ltd	514
100,102		Raven Industries, Inc	2,503
1,202,764		Raytheon Co	130,103
65,650		RBC Bearings, Inc	4,236
322,277		RCR Tomlinson Ltd	578
1,164,917		Rechi Precision Co Ltd	1,263
83,678		Regal-Beloit Corp	6,293
555,361	e	Reunert Ltd	2,912
110,805	*,e	Revolution Lighting Technologies, Inc	150
3,075,094		Rexel S.A.	55,094
268,710	*	Rexnord Corp	7,580
42,440		Rheinmetall AG.	1,848
723,583		Rich Development Co Ltd	320
3,477		Rieter Holding AG.	574
285,665		Rockwell Automation, Inc	31,766
294,270		Rockwell Collins, Inc	24,860
7,423		Rockwool International AS (B Shares)	834
3,495,128		Rolls-Royce Group plc	46,953
789,970		Roper Industries, Inc	123,512
653,000		Rotary Engineering Ltd	284
93,108		Rotork plc	3,354
94,078	*,e	Royal Imtech NV	435
168,000		Ruentex Engineering & Construction Co	340
98,403	*	Rush Enterprises, Inc (Class A)	3,154
206,433		Russel Metals, Inc	4,602
994,000		Ryobi Ltd	2,680
24,907		S&T Dynamics Co Ltd	192
68,962		Saab AB (Class B)	1,775
349,853	*	Sacyr Vallehermoso S.A.	1,196
78,521		Sadbhav Engineering Ltd	325
722,774		Safran S.A.	44,592
68,157		Saft Groupe S.A.	2,067
699,338		Salfacorp S.A.	529
10,244		Sam Yung Trading Co Ltd	222
5,296		Sammok S-Form Co Ltd	150
280,250		Samsung Corp	15,652
27,088	*	Samsung Engineering Co Ltd	927
157,563		Samsung Heavy Industries Co Ltd	2,842
45,460		Samsung Techwin Co Ltd	979
24,860		San Miguel Corp	41
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,486	*	San Miguel Corp (New)	$7
103,203		San Shing Fastech Corp	245
318,023		Sandvik AB	3,092
63,782		Sanitec Corp	784
46,400		Sanki Engineering Co Ltd	311
27,200		Sankyo Tateyama, Inc	498
362,500		Sanwa Shutter Corp	2,527
1,213,000	*,e	Sany Heavy Equipment International	317
174,000		Sanyo Denki Co Ltd	1,164
39,384		Schindler Holding AG.	5,686
19,359		Schindler Holding AG. (Registered)	2,777
319,887		Schneider Electric S.A.	23,297
921		Schweiter Technologies AG.	717
102,400	e	Seibu Holdings, Inc	2,088
130,400		Sekisui Jushi Corp	1,737
1,239,701		SembCorp Industries Ltd	4,152
1,936,780	e	SembCorp Marine Ltd	4,752
24,262		Semperit AG. Holding	1,179
480,861		Senior plc	2,253
1,987	*	Sensata Technologies Holding BV	104
12,057	*	SFS Group AG.	952
38,774	*,e	SGL Carbon AG.	641
347,808	*	SGSB Group Co Ltd	236
603,780		Shanghai Diesel Engine Co Ltd	452
8,855,304		Shanghai Electric Group Co Ltd	4,702
447,200		Shanghai Erfangji Co Ltd	289
548,700	m	Shanghai Highly Group Co Ltd	314
1,537,695		Shanghai Industrial Holdings Ltd	4,592
484,320		Shanghai Mechanical and Electrical Industry Co Ltd	1,027
15,300		Shibuya Kogyo Co Ltd	298
516,000		Shihlin Electric & Engineering Corp	643
247,563		Shikun & Binui Ltd	522
154,100		Shima Seiki Manufacturing Ltd	2,784
755,936		Shimizu Corp	5,134
172,000		Shin Zu Shing Co Ltd	390
146,590		Shinmaywa Industries Ltd	1,381
21,700		SHO-BOND Holdings Co Ltd	848
10,000		Showa Aircraft Industry Co Ltd	95
709,763		Siam Future Development PCL	134
892,474		Siemens AG.	100,139
78,907		Siemens India Ltd	1,130
9,066		SIFCO Industries, Inc	264
633,508		SIG plc	1,714
3,933,573		Sime Darby BHD	10,347
202,440		Simpson Manufacturing Co, Inc	7,004
1,834,000		Singamas Container Holdings Ltd	304
1,368,987		Singapore Technologies Engineering Ltd	3,504
856,357		Sino Thai Engineering & Construction PCL	601
3,664,287		Sinopec Engineering Group Co Ltd	2,466
1,499,500		Sinotruk Hong Kong Ltd	836
284,894		Sintex Industries Ltd	430
46,700		Sintokogio Ltd	317
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,675		SK Corp	$3,662
130,850	*	SK Networks Co Ltd	1,055
948,547		Skanska AB (B Shares)	20,366
937,846		SKF AB (B Shares)	19,756
20,767		SKF India Ltd	444
11,268	*	SLM Solutions Group AG.	263
213,871		SM Investments Corp	3,864
35,377		SMC Corp	9,277
121,189		Smiths Group plc	2,061
234,732		Snap-On, Inc	32,097
138,486		SNC-Lavalin Group, Inc	5,282
284,016	*	SOCAM Development Ltd	227
45,800		Sodick Co Ltd	371
3,590,500		Sojitz Holdings Corp	5,014
13,428		Solar Holdings AS (B Shares)	630
89,801	*,e	SolarCity Corp	4,803
26,579	*	Sparton Corp	753
648,869		Speedy Hire plc	799
85,676		Spirax-Sarco Engineering plc	3,814
594,533	*	Spirit Aerosystems Holdings, Inc (Class A)	25,589
321,126		SPX Corp	27,591
114,400	*	Sriracha Construction PCL	103
65,085		Standex International Corp	5,028
390,510		Stanley Works	37,520
37,500		Star Micronics Co Ltd	476
67,498	*	Sterling Construction Co, Inc	431
41,770	*	Stock Building Supply Holdings, Inc	640
349,200		STP & I PCL	203
564,000	*,e	STX OSV Holdings Ltd	255
5,924		Sulzer AG.	634
1,596,860		Sumitomo Corp	16,401
17,000		Sumitomo Densetsu Co Ltd	210
856,635		Sumitomo Electric Industries Ltd	10,699
7,242,913		Sumitomo Heavy Industries Ltd	38,960
779,800	*,e	Sumitomo Mitsui Construction C	984
62,122		Sun Hydraulics Corp	2,446
19,980		Sung Kwang Bend Co Ltd	249
93,000		Sunspring Metal Corp	169
1,498,908	*	Suzlon Energy Ltd	345
329,000	*,e	SWCC Showa Holdings Co Ltd	277
127,000		Syncmold Enterprise Corp	251
110,000		Tadano Ltd	1,359
10,258	*	Taewoong Co Ltd	154
43,365	*	Taeyoung Engineering & Construction	194
98,102	*,m	Taihan Electric Wire Co Ltd	107
32,000		Taihei Dengyo Kaisha Ltd	244
151,000		Taihei Kogyo Co Ltd	711
29,300		Taikisha Ltd	637
3,032,561		Taisei Corp	17,201
643,316		Taiwan Glass Industrial Corp	500
40,900		Takaoka Toko Holdings Co Ltd	594
86,929		Takara Standard Co Ltd	629
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
144,300		Takasago Thermal Engineering Co Ltd	$1,849
10,900		Takeuchi Manufacturing Co Ltd	449
71,000		Takuma Co Ltd	471
109,950	e	TAL International Group, Inc	4,791
20,322		Tarkett S.A.	439
495,781	*,e	Taser International, Inc	13,128
271,000		Tat Hong Holdings Ltd	153
41,000	e	Tatsuta Electric Wire and Cable Co Ltd	172
11,692	*,e	TCP International Holdings Ltd	72
359,800	*	Tebrau Teguh BHD	130
1,359,600	e	Tech Pro Technology Development Ltd	1,069
2,942,443		Teco Electric and Machinery Co Ltd	2,782
20,300		Teikoku Sen-I Co Ltd	452
116,719	*	Tekfen Holding AS	288
306,000	e	Tekken Corp	1,168
153,169	*	Teledyne Technologies, Inc	15,737
102,313		Tennant Co	7,384
1,500,103	e	Terex Corp	41,823
128,481	e	Textainer Group Holdings Ltd	4,409
3,005,123		Textron, Inc	126,546
383,566		Thales S.A.	20,754
26,701	*,e	The ExOne Company	449
46,584		Thermax Ltd	788
152,453	*	Thermon Group Holdings	3,688
277,861		THK Co Ltd	6,678
1,786,000		Tianjin Development Hldgs	1,314
965,202		Timken Co	41,195
154,297	e	Titan International, Inc	1,640
59,337	*,e	Titan Machinery, Inc	827
18,132	*	TK Corp	188
102,728		TKH Group NV	3,268
889,000		Toa Corp/Tokyo	1,515
13,400		Tocalo Co Ltd	230
206,000		Toda Corp	812
36,000		Toenec Corp	169
284,800		Tokai Corp	1,296
182,460		Tokyu Construction Co Ltd	855
229,788		Tong-Tai Machine & Tool Co Ltd	205
19,800	e	Torishima Pump Manufacturing Co Ltd	142
47,100		Toro Co	3,005
155,842	e	Toromont Industries Ltd	3,824
8,757,371		Toshiba Corp	36,932
106,964		Toshiba Machine Co Ltd	424
41,500		Toshiba Plant Systems & Services Corp	642
25,100		Totetsu Kogyo Co Ltd	572
165,677		Toto Ltd	1,927
385,300		Toyo Construction Co Ltd	1,652
132,000		Toyo Engineering Corp	483
11,100		Toyo Tanso Co Ltd	182
251,599		Toyota Tsusho Corp	5,845
200,400		Toyo-Thai Corp PCL	143
285,816		Trakya Cam Sanayi AS	420
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
224,007		TransDigm Group, Inc	$43,984
1,709,478		Travis Perkins plc	49,206
709,973		Trelleborg AB (B Shares)	11,952
87,674	e	Trevi Finanziaria S.p.A.	298
93,144	*	Trex Co, Inc	3,966
197,562	*	Trimas Corp	6,182
993,502		Trinity Industries, Inc	27,828
41,601		Triumph Group, Inc	2,796
45,262		Trusco Nakayama Corp	1,171
323,000		Tsubakimoto Chain Co	2,596
66,000	e	Tsugami Corp	351
21,800		Tsukishima Kikai Co Ltd	226
14,500		Tsurumi Manufacturing Co Ltd	231
2,553,776		Turk Sise ve Cam Fabrikalari AS	3,966
23,690	e	Twin Disc, Inc	470
89,047		Ultra Electronics Holdings	2,484
9,900		Union Tool Co	218
457,000		United Engineers Ltd	1,005
477,005	e	United Group Ltd	851
672,000		United Integrated Services Co Ltd	641
500,021	*	United Rentals, Inc	51,007
636,048		United Technologies Corp	73,146
70,911		Universal Forest Products, Inc	3,772
73,739	e	Uponor Oyj	1,023
3,869,868	*,e	USG Corp	108,318
1,114,700		Ushio, Inc	11,609
35,752		Vallourec	969
136,524	e	Valmet Corp	1,684
49,708	e	Valmont Industries, Inc	6,313
98,266	*	Vectrus, Inc	2,692
13,584	*,e	Veritiv Corp	705
579,330	*	Vestas Wind Systems AS	21,039
474,729	e	Vesuvius plc	3,283
58,577	*,e	Vicor Corp	709
1,256,202		Vinci S.A.	68,592
132,736		Voltas Ltd	506
47,000		Voltronic Power Technology Corp	422
5,333,702		Volvo AB (B Shares)	57,516
76,605	*,e	Von Roll Holding AG.	105
9,915	e	Vossloh AG.	641
142,840		W.W. Grainger, Inc	36,408
191,972	*	Wabash National Corp	2,373
579,648	*	WABCO Holdings, Inc	60,736
76,194		Wacker Construction Equipment AG.	1,548
17,983	e	Wajax Income Fund	476
127,500		Wakita & Co Ltd	1,196
3,519,250	*	Walsin Lihwa Corp	1,104
2,601	*	Walter Meier AG.	107
96,120		Wartsila Oyj (B Shares)	4,302
110,725		Watsco, Inc	11,848
98,416		Watts Water Technologies, Inc (Class A)	6,244
1,145,579		WCT Berhad	521
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
291,312		Weg S.A.	$3,353
549,434	e	Weichai Power Co Ltd	2,303
422,822		Weir Group plc	12,125
415,556	*,e	WESCO International, Inc	31,670
466,326		Westinghouse Air Brake Technologies Corp	40,519
57,505	*,e	Westport Innovations, Inc	217
4,469,153	e	Wienerberger AG.	61,466
60,761		Wilson Bayly Holmes-Ovcon Ltd	634
470,318		Wolseley plc	26,889
258,465		Woodward Governor Co	12,724
123,500	e	WSP Global, Inc	3,706
29,023	*	Xerium Technologies, Inc	458
135,112		Xxentria Technology Materials Corp	387
146,952		Xylem, Inc	5,594
11,708		Y G-1 Co Ltd	99
26,500		Yahagi Construction Co Ltd	208
25,800		YAMABIKO Corp	1,118
50,300		Yamazen Corp	357
7,574,449	e	Yangzijiang Shipbuilding	6,864
135,737		Yazicilar Holding AS	1,134
512,800		Yinson Holdings BHD	392
108,192	e	YIT Oyj	560
29,300		Yokogawa Bridge Holdings Corp	334
824,000	*,e	Yoma Strategic Holdings Ltd	409
2,774,000		Yuanda China Holdings Ltd	159
17,200		Yuasa Trading Co Ltd	337
415,000		Yungtay Engineering Co Ltd	1,038
121,000		Yurtec Corp	703
10,400		Yushin Precision Equipment Co Ltd	197
98,556	e	Zardoya Otis S.A.	1,093
10,555		Zehnder Group AG.	438
242,000		Zhengzhou Coal Mining Machinery Group Co Ltd	151
2,011,895		Zhuzhou CSR Times Electric Co Ltd	11,740
201,961		Zodiac S.A.	6,800
3,900	e	Zuiko Corp	168
65,314		Zumtobel AG.	1,469
		TOTAL CAPITAL GOODS	8,799,763

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
32,000	*,e	51job, Inc (ADR)	1,147
192,710		ABM Industries, Inc	5,521
175,731	e	Acacia Research (Acacia Technologies)	2,977
392,803	*	ACCO Brands Corp	3,539
194,743		Adcorp Holdings Ltd	539
1,157,571		Adecco S.A.	79,571
92,347		Administaff, Inc	3,130
727,787	e	ADT Corp	26,368
101,615	*	Advisory Board Co	4,977
68,100		Aeon Delight Co Ltd	1,587
141,204		AF AB	2,271
82,099		Aggreko plc	1,915
17,372		Akka Technologies S.A.	609
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
338,379	e	ALS Ltd	$1,466
10,490		Amadeus Fire AG	791
81,225		American Banknote S.A.	1,296
103,438	e	American Ecology Corp	4,150
90,573	*	Applus Services S.A.	998
144,570	*	ARC Document Solutions, Inc	1,477
15,304		Assystem	322
10,000	e	Asukanet Co Ltd	198
232,842		Atkins WS plc	4,931
295,440		Babcock International Group	4,840
52,690		Barrett Business Services, Inc	1,444
16,900		Benefit One, Inc	182
16,111	e	Bertrandt AG.	2,223
49,326	e	Bilfinger Berger AG.	2,757
40,800	e	Black Diamond Group Ltd	447
469,719		Blue Label Telecoms Ltd	358
172,497		Brady Corp (Class A)	4,716
3,013,364		Brambles Ltd	25,958
167,200		Brink’s Co	4,081
58,807	e	Brunel International NV	963
227,204		Bureau Veritas S.A.	5,034
400,511		Cabcharge Australia Ltd	1,482
129,792		Cape plc	480
494,409		Capita Group plc	8,290
2,236,000	*,e	Capital Environment Holdings Ltd	120
122,875	*	Casella Waste Systems, Inc (Class A)	496
135,917	e	Caverion Corp	1,090
136,393	*	CBIZ, Inc	1,168
51,137		CDI Corp	906
73,670	e	Ceco Environmental Corp	1,145
176,095	*,e	Cenveo, Inc	370
15,374		Cewe Color Holding AG.	958
3,940,659		China Everbright International Ltd	5,818
422,902		Cintas Corp	33,172
321,614	e	Civeo Corp	1,322
161,846	*,e	Clean Harbors, Inc	7,777
87,000		Cleanaway Co Ltd	401
299,349	e	CNH Industrial NV (NYSE)	2,413
47,500		Contax Participacoes S.A.	197
366,086	*	Copart, Inc	13,358
134,657		Corporate Executive Board Co	9,767
365,983		Corrections Corp of America	13,300
210,061		Covanta Holding Corp	4,623
31,536	*	CRA International, Inc	956
108,106	e	Credit Corp Group Ltd	861
310,740		Dai Nippon Printing Co Ltd	2,799
38,400		Daiseki Co Ltd	663
393,223		Davis Service Group plc	6,721
253,009		De La Rue plc	2,042
151,965		Deluxe Corp	9,460
221,283		Derichebourg	677
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
37,400		DirectCash Payments, Inc	$626
466,633		Downer EDI Ltd	1,783
126,555		Dun & Bradstreet Corp	15,308
47,198	e	Duskin Co Ltd	693
395,000	*,e	Dynagreen Environmental Protection Group Co Ltd	234
394,755		Eastern Media International Corp	138
2,044,122		Edenred	56,532
10,600		en-japan, Inc	167
88,588		Ennis, Inc	1,193
245,875		Equifax, Inc	19,884
1,186,128		Experian Group Ltd	19,994
58,652		Exponent, Inc	4,839
32,235	*	Franklin Covey Co	624
141,656	*	FTI Consulting, Inc	5,472
15,463,000	*,m	Fung Choi Media Group Ltd	840
69,602		G & K Services, Inc (Class A)	4,931
63,954		Gategroup Holding AG.	1,825
8,497	e	GL Events	161
38,153	*	GP Strategies Corp	1,295
10,955,918		Group 4 Securicor plc	47,260
3,014		Groupe CRIT	136
44,383	e	Gunnebo AB	214
9,621,370		Hays plc	21,647
199,364	e	Healthcare Services Group	6,166
62,321		Heidrick & Struggles International, Inc	1,436
29,592	*	Heritage-Crystal Clean, Inc	365
161,710	e	Herman Miller, Inc	4,759
70,204	*	Hill International, Inc	270
192,455		HNI Corp	9,827
422,789		Homeserve plc	2,215
105,500	e	Horizon North Logistics, Inc	240
108,801	*	Huron Consulting Group, Inc	7,441
68,493	*	ICF International, Inc	2,807
608,241	*	ICO Global Communications Holdings Ltd	839
157,844	*	IHS, Inc (Class A)	17,975
115,160	*	Innerworkings, Inc	897
185,483		Interface, Inc	3,055
152,883		Intertek Group plc	5,533
405,988		Intrum Justitia AB	12,024
106,039	*	ISS A.S.	3,044
677,468		ITE Group plc	1,689
42,300	e	Itoki Corp	218
8,976		Kaba Holding AG.	4,507
77,838		KAR Auction Services, Inc	2,697
31,000		KD Holding Corp	160
95,644		Kelly Services, Inc (Class A)	1,628
26,257		KEPCO Plant Service & Engineering Co Ltd	1,903
127,087		Kforce, Inc	3,067
338,800		K-Green Trust	272
136,997		Kimball International, Inc (Class B)	1,249
140,991		Knoll, Inc	2,985
230,100		Kokuyo Co Ltd	1,719
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
217,040	*	Korn/Ferry International	$6,242
211,000	e	Kyodo Printing Co Ltd	669
119,701		Loomis AB	3,458
278,442		Manpower, Inc	18,981
16,962		Matsuda Sangyo Co Ltd	184
105,989		Matthews International Corp (Class A)	5,158
87,429		McGrath RentCorp	3,135
61,826	e	McMillan Shakespeare Ltd	527
38,625		Mears Group plc	226
31,100		Meitec Corp	919
468,453		Michael Page International plc	2,987
564,459	e	Mineral Resources Ltd	3,454
42,992	*	Mistras Group, Inc	788
394,696		Mitie Group	1,703
18,972		Mitsubishi Pencil Co Ltd	566
161,631		Mobile Mini, Inc	6,548
138,091	*,e	Moleskine S.p.A	166
98,060	e	Morneau Sobeco Income Fund	1,475
45,000		Moshi Moshi Hotline, Inc	415
124,936		MSA Safety, Inc	6,633
37,187		Multi-Color Corp	2,061
173,801	*	Navigant Consulting, Inc	2,671
53,920	e	Newalta, Inc	819
203,670		Nielsen Holdings NV	9,110
45,900	*	Nihon M&A Center, Inc	1,383
7,700		Nippon Kanzai Co Ltd	171
152,760		Nissha Printing Co Ltd	2,554
23,969	*	NL Industries, Inc	206
35,300		Nomura Co Ltd	278
153,700		Okamura Corp	1,082
202,086	*	On Assignment, Inc	6,707
62,868		Oyo Corp	958
91,200		Park24 Co Ltd	1,343
28,377	*,e	Paylocity Holding Corp	741
43,800		PayPoint plc	608
173,304	*	Performant Financial Corp	1,152
16,200		Pilot Corp	926
1,540,045		Pitney Bowes, Inc	37,531
59,791	e	Proffice AB	159
324,846		Programmed Maintenance Services Ltd	678
154,275	e	Progressive Waste Solutions Ltd	4,638
19,500		PRONEXUS, Inc	121
688,083	e	Prosegur Cia de Seguridad S.A.	3,920
96,146		Quad	2,207
36,061	*,e	Quest Resource Holding Corp	52
797,661		R.R. Donnelley & Sons Co	13,405
115,227		Randstad Holdings NV	5,544
335,350		Recall Holdings Ltd	1,959
123,600	*	Recruit Holdings Co Ltd	3,550
708,257		Regus plc	2,287
4,248,719		Rentokil Initial plc	8,000
300,000		Republic Services, Inc	12,075
140,346		Resources Connection, Inc	2,309
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
128,482	e	Ritchie Bros Auctioneers, Inc	$3,453
903,678		Robert Half International, Inc	52,757
185,847		Rollins, Inc	6,152
304,669		RPS Group plc	993
368,426	*	RPX Corp	5,077
18,945		S1 Corp (Korea)	1,222
781,932		SAI Global Ltd (New)	2,547
30,100	*,e	Sanix, Inc	100
22,052		Sato Corp	501
3,289		Seche Environnement S.A.	79
241,583		Secom Co Ltd	13,880
405,655		Securitas AB (B Shares)	4,907
916,829		Seek Ltd	12,784
590,401	e	Serco Group plc	1,479
114,066		SG Fleet Group Ltd	194
5,133		SGS S.A.	10,481
214,100	m	Shanghai Youngsun Investment C	247
422,780		Shanks Group plc	652
97,650	e	Shenzhen Dongjiang Environmental Co Ltd	341
212,571		Skilled Group Ltd	257
62,095		Societe BIC S.A.	8,254
59,700		Sohgo Security Services Co Ltd	1,444
59,525	*	SP Plus Corp	1,502
69,107		Sporton International, Inc	338
588,544	*	Spotless Group Holdings Ltd	912
215,986	e	Stantec, Inc	5,936
365,794		Steelcase, Inc (Class A)	6,566
516,162	*	Stericycle, Inc	67,659
7,634		Synergie S.A	172
421,520		Taiwan Secom Co Ltd	1,104
403,670		Taiwan-Sogo Shinkong Security Corp	502
54,269	*	Team, Inc	2,196
276,721		Teleperformance	18,836
46,900		Temp Holdings Co Ltd	1,472
238,973		Tetra Tech, Inc	6,381
428,000		Tianjin Capital Environmental Protection Group Co Ltd	287
76,985		Tomra Systems ASA	590
145,100		Toppan Forms Co Ltd	1,456
435,829		Toppan Printing Co Ltd	2,832
120,287		Towers Watson & Co	13,613
146,968		Tox Free Solutions Ltd	285
140,130	e	Transcontinental, Inc	1,997
2,428,614	*	Transfield Services Ltd	3,216
1,692,976		Transpacific Industries Group Ltd	1,189
161,978	*	TriNet Group, Inc	5,067
221,639	*	TrueBlue, Inc	4,931
2,704,550		Tyco International plc	118,622
51,650		Unifirst Corp	6,273
483,000	e	United Envirotech Ltd	586
137,355		United Stationers, Inc	5,791
69,411		USG People NV	777
1,867,115		Veda Group Ltd	3,466
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
795,254	*	Verisk Analytics, Inc	$50,936
70,867		Viad Corp	1,889
15,718		VSE Corp	1,036
155,932	*	WageWorks, Inc	10,069
209,679		Waste Connections, Inc	9,224
1,138,899		Waste Management, Inc	58,448
5,800		Weathernews, Inc	144
116,538		West Corp	3,846
724,735		Yem Chio Co Ltd	371
620,000	*	Yestar International Holdings Co Ltd	148
477,587	e	Yumeshin Holdings Co Ltd	2,866
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,389,169

CONSUMER DURABLES & APPAREL - 2.2%
973,000	e	361 Degrees International Ltd	260
1,203,000		Ability Enterprise Co Ltd	633
43,632	*	Accell Group NV	718
768,883		Adidas-Salomon AG.	53,395
192,998		Aksa Akrilik Kimya Sanayii	613
257,000		Alpine Electronics, Inc	4,219
274,358		Altek Corp	313
141,867		Amer Sports Oyj (A Shares)	2,746
2,696,949		AmTRAN Technology Co Ltd	1,429
3,264,586	e	Anta Sports Products Ltd	5,739
538,941		Arcelik AS	3,451
56,496		Arctic Cat, Inc	2,006
54,800		Arezzo Industria e Comercio S.A.	556
387,873		Arvind Ltd	1,730
145,451		Asics Corp	3,502
2,501,741		Avermedia Technologies	904
23,048	*	Bajaj Electricals Ltd	80
41,668	*,e	Bang & Olufsen AS (B Shares)	243
1,627,257		Barratt Developments plc	11,843
13,679		Basic House Co Ltd	181
11,146		Bata India Ltd	231
86,405	*	Beazer Homes USA, Inc	1,673
328,714		Bellway plc	9,859
57,491	*,e	Beneteau S.A.	808
345,852		Berkeley Group Holdings plc	13,298
4,305		Bijou Brigitte AG.	264
647,049	*,e	Billabong International Ltd	352
81,696		Bizlink Holdings Inc	276
77,140	*,e	Black Diamond, Inc	675
119,626	*	Bombay Dyeing & Manufacturing Co Ltd	126
3,649,300	e	Bosideng International Holdings Ltd	488
391,669		Bovis Homes Group plc	5,364
39,600	*	BRP, Inc	825
21,686	e	Brunello Cucinelli S.p.A	484
298,739	e	Brunswick Corp	15,313
430,534		Burberry Group plc	10,923
261,554		Callaway Golf Co	2,014
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
260,518		Carter’s, Inc	$22,746
242,619	e	Casio Computer Co Ltd	3,711
23,867	*	Cavco Industries, Inc	1,892
12,290		CCC S.A.	462
192,000		Cecep Costin New Materials Grp Ltd	87
1,214	*	Century Communities, Inc	21
444,000		China Creative Home Group Ltd	103
3,895,400	e	China Dongxiang Group Co	690
1,930,000	*,m	China Household Holdings Ltd	167
1,149,000	e	China Lilang Ltd	721
19,100	e	Chofu Seisakusho Co Ltd	485
1,534	*	Chokwang Leather Co Ltd	187
34,574		Christian Dior S.A.	5,917
31,300	*	Cia Providencia Industria e Comercio S.A.	101
799,089		Cie Financiere Richemont S.A.	70,846
2,182,000	e	Citychamp Watch & Jewellery Group Ltd	273
116,000	*,e	Clarion Co Ltd	359
59,200		Cleanup Corp	430
256,523	e	Coach, Inc	9,635
81,901		Columbia Sportswear Co	3,648
1,766,100	*,e	Consorcio ARA, S.A. de C.V.	777
33,600		Corona Corp	328
654,100	*,e,m	Corp GEO S.A. de C.V. (Series B)	0	^
106,000	*,e,g	Cosmo Lady China Holdings Co Ltd	72
550,583		Crest Nicholson Holdings plc	3,314
450,153	*	CROCS, Inc	5,622
32,525		CSS Industries, Inc	899
37,996		Culp, Inc	824
1,301,358		Cyrela Brazil Realty S.A.	5,415
48,700		Daikoku Denki Co Ltd	723
189,310	*,e	Deckers Outdoor Corp	17,235
133,144	e	De’Longhi S.p.A.	2,404
9,140		Delta-Galil Industries Ltd	247
45,590		Descente Ltd	443
320,300		Direcional Engenharia S.A.	977
43,935	*,e	Dixie Group, Inc	403
39,133		Dorel Industries, Inc (Class B)	1,348
2,839,375		DR Horton, Inc	71,808
37,778		Duni AB	559
694,095		Eclat Textile Co Ltd	6,976
66,000		E-Lead Electronic Co Ltd	131
1,336,066		Electrolux AB (Series B)	39,039
36,243	e	Escalade, Inc	547
89,642	e	Ethan Allen Interiors, Inc	2,776
562,300		Even Construtora e Incorporadora S.A.	1,151
141,200		Ez Tec Empreendimentos e Participacoes S.A.	1,169
840,601		Feng TAY Enterprise Co Ltd	2,553
14,900		Fields Corp	185
11,125		Fila Korea Ltd	1,129
16,899		Flexsteel Industries, Inc	545
3,987		Forbo Holding AG.	3,988
575,852		Formosa Taffeta Co Ltd	568
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
78,335		Forus S.A.	$320
346,704	*	Fossil Group, Inc	38,394
21,891		Foster Electric Co Ltd	383
157,000		France Bed Holdings Co Ltd	236
308,000		Fuguiniao Co Ltd	379
107,000		Fujibo Holdings Inc	300
95,000		Fujitsu General Ltd	915
25,500		Funai Electric Co Ltd	304
2,450,400		Gafisa S.A.	2,028
140,694	e	Garmin Ltd	7,433
84,638	*,e	Geox S.p.A.	274
26,839	e	Gerry Weber International AG.	1,101
678,379		Giant Manufacturing Co Ltd	5,995
54,605	*	G-III Apparel Group Ltd	5,516
115,163		Gildan Activewear, Inc	6,512
13,388,000	*	Global Brands Group Holding Ltd	2,614
32,000		Goldwin, Inc	167
859,000		Goodbaby International Holding	299
283,664	*,e	GoPro, Inc	17,933
243,265		GUD Holdings Ltd	1,431
1,057,000		Gunze Ltd	2,733
1,336,983		Haier Electronics Group Co Ltd	3,163
16,125		Handsome Co Ltd	477
686,838		Hanesbrands, Inc	76,665
36,901		Hansae Co Ltd	1,328
12,805		Hansae Yes24 Holdings Co Ltd	143
28,152		Hanssem Co Ltd	2,926
433,094		Harman International Industries, Inc	46,215
1,772,312	e	Hasbro, Inc	97,459
467,300		Haseko Corp	3,758
411,748		Hefei Meiling Co Ltd	277
44,400		Heiwa Corp	885
351,450		Helbor Empreendimentos S.A.	628
114,819	*	Helen of Troy Ltd	7,470
18,100	e	Hermes International	6,445
885,000	*	Hisense Kelon Electrical Holdings Co Ltd	777
1,150,000		Hosa International Ltd	479
392,984	*,e	Hovnanian Enterprises, Inc (Class A)	1,623
170,922		Hugo Boss AG.	20,909
832,528		Husqvarna AB (B Shares)	6,119
73,858		Huvis Corp	749
13,954		Hyundai Livart Furniture Co Ltd	477
18,402		IC Companys AS	425
152,196	*,e	Iconix Brand Group, Inc	5,143
119,582		Iida Group Holdings Co Ltd	1,457
2,103		Ilshin Spinning Co Ltd	329
23,774	*,e	Installed Building Products Inc	424
82,586	*,e	iRobot Corp	2,867
62,382	*,e	Jakks Pacific, Inc	424
95,000		Japan Vilene Co Ltd	484
56,000		Japan Wool Textile Co Ltd	368
3,448,008	*	Jarden Corp	165,091

44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
263,999	*	Jinshan Development & Construction Co Ltd	$172
256,548	e	JM AB	8,132
103,020		Johnson Health Tech Co Ltd	232
18,224		Johnson Outdoors, Inc	569
136,000	*	JVC KENWOOD Holdings, Inc	296
541,651	*,e	Kate Spade & Co	17,338
243,804	e	KB Home	4,035
1,272,000	*	Kinpo Electronics	585
43,150		KMC Kuei Meng International In	168
905,900		Konka Group Co Ltd	388
254,000		Kurabo Industries Ltd	393
827		Kyungbang Ltd	137
505,220		Lao Feng Xiang Co Ltd	1,508
337,451		La-Z-Boy, Inc	9,057
892,000		Le Saunda Holdings	336
272,776	*	Lealea Enterprise Co Ltd	79
216,795	*,e	Leapfrog Enterprises, Inc	1,023
622,145	e	Leggett & Platt, Inc	26,510
231,296	e	Lennar Corp (Class A)	10,364
106,472		LG Electronics, Inc	5,703
59,103		LG Fashion Corp	1,602
46,505	*,e	LGI Homes, Inc	694
1,120,250	*,e	Li Ning Co Ltd	545
581,491	*	Li Peng Enterprise Co Ltd	222
56,966	*	Libbey, Inc	1,791
39,686		Lifetime Brands, Inc	683
14,742	*	LiHOM-CUCHEN Co Ltd	138
823		LPP S.A.	1,670
218,470	*,e	Lululemon Athletica, Inc	12,188
3,232,000	*	Lung Cheong International Holdings Ltd	374
673,400		Luthai Textile Co Ltd	894
216,254		Luxottica Group S.p.A.	11,855
317,825	e	LVMH Moet Hennessy Louis Vuitton S.A.	50,344
83,454	*	M/I Homes, Inc	1,916
3,346		Maisons France Confort	118
244,951		Makalot Industrial Co Ltd	1,303
66,252	*	Malibu Boats Inc	1,277
1,122,000		Man Wah Holdings Ltd	1,845
6,442	*,m	Mariella Burani S.p.A.	0	^
33,313	e	Marine Products Corp	281
8,500		Mars Engineering Corp	145
1,814,947		Matsushita Electric Industrial Co Ltd	21,377
2,323,190	e	Mattel, Inc	71,891
424,400		MC Group PCL	167
2,746,800		MC Group PCL (ADR)	1,081
136,482	e	MDC Holdings, Inc	3,613
248,587		Merida Industry Co Ltd	1,678
137,081	*	Meritage Homes Corp	4,934
950,958	*	Michael Kors Holdings Ltd	71,417
34,800		Misawa Homes Co Ltd	296
40,000		Mitsui Home Co Ltd	166
100,000		Mizuno Corp	489
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
156,199	*	Mohawk Industries, Inc	$24,267
724,747		Moncler S.p.A	9,684
112,967		Movado Group, Inc	3,205
1,081,065		MRV Engenharia e Participacoes S.A.	3,071
14,799	e	Mulberry Group plc	190
15,979		Nacco Industries, Inc (Class A)	948
221,322		Namco Bandai Holdings, Inc	4,686
42,000		Nan Liu Enterprise Co Ltd	186
154,680	*	Nautilus, Inc	2,348
28,930	*	New Home Co Inc	419
44,981		New Wave Group AB (B Shares)	220
1,870,157		Newell Rubbermaid, Inc	71,234
258,129		Nien Hsing Textile Co Ltd	228
2,807,645		Nike, Inc (Class B)	269,955
410,149		Nikon Corp	5,450
121,121	e	Nobia AB	1,082
34,313	*	NVR, Inc	43,760
947,531	e	Onward Kashiyama Co Ltd	5,697
63,242		Oriental Weavers	531
40,805		Oxford Industries, Inc	2,253
371,000	*,e,g	Ozner Water International Holding Ltd	142
1,395,637		Pacific Textile Holdings Ltd	1,850
8,605		Page Industries Ltd	1,602
272,000		PanaHome Corp	1,731
129,138		Pandora AS	10,468
1,482,298	*	PDG Realty S.A.	480
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,696,000		Peak Sport Products Co Ltd	468
15,899		Pegas Nonwovens S.A.	444
500,000	*	Performance Sports Group Ltd	8,995
64,500	*	Performance Sports Group Ltd (Canada)	1,174
42,036	*	Perry Ellis International, Inc	1,090
404,026		Persimmon plc	9,868
496,996		Phillips-Van Heusen Corp	63,700
167,855		PIK Group (GDR)	537
296,800	*	Pioneer Corp	564
8,104,857		Playmates Holdings Ltd	7,364
644,000	e	Playmates Toys Ltd	145
309,903	e	Polaris Industries, Inc	46,870
124,680		Pool Corp	7,910
453,500	*,e,m	Ports Design Ltd	138
5,162,935		Pou Chen Corp	6,226
6,600		Pressance Corp	205
1,180,200		Prime Success International Group Ltd	430
3,017,374		Pulte Homes, Inc	64,753
436,034	*,e	Quiksilver, Inc	964
151,811		Rajesh Exports Ltd	340
306,486	e	Ralph Lauren Corp	56,749
82,050		Raymond Ltd	652
590,602		Redrow plc	2,700
108,200		Restoque Comercio e Confeccoes de Roupas S.A.	309
29,666		Rinnai Corp	1,993
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,603,562		Ruentex Industries Ltd	$3,363
169,290	e	Ryland Group, Inc	6,528
33,150	*,e	Safilo Group S.p.A.	430
54,147	e	Salvatore Ferragamo Italia S.p.A	1,333
57,802		Samick Musical Instruments Co Ltd	181
1,045,000		Sampo Corp	419
1,227,000		Samson Holding Ltd	171
748,200		Samsonite International	2,217
29,876		Sangetsu Co Ltd	724
106,321		Sankyo Co Ltd	3,647
122,400		Sanyo Electric Taiwan Co Ltd	119
329,000		Sanyo Shokai Ltd	798
24,196		SEB S.A.	1,797
371,019		Sega Sammy Holdings, Inc	4,747
143,000		Seiko Holdings Corp	797
1,208,230		Seiren Co Ltd	9,333
919,469		Sekisui Chemical Co Ltd	11,062
1,676,357		Sekisui House Ltd	22,057
50,214	*,e	Sequential Brands Group, Inc	656
519,700	*	Shanghai Haixin Group Co	307
359,802	*,e	Sharp Corp	796
302,900	*	Shenzhen China Bicycle Co Holdings Ltd	126
679,493		Shenzhou International Group Holdings Ltd	2,239
87,591		Shimano, Inc	11,345
263,000		Shinkong Textile Co Ltd	337
716,000		Sitoy Group Holdings Ltd	579
162,420	*,e	Skechers U.S.A., Inc (Class A)	8,974
66,676	*	Skullcandy, Inc	613
2,157,909	e	Skyworth Digital Holdings Ltd	1,168
149,394	*,e	Smith & Wesson Holding Corp	1,415
6,341,709		Sony Corp	129,430
409,392	e	Sony Corp (ADR)	8,380
16,695		SRF Ltd	230
12,800		SRI Sports Ltd	142
506,394	*	Standard-Pacific Corp	3,692
28,500		Starts Corp, Inc	374
5,677,478	e	Steinhoff International Holdings Ltd	29,045
949,000		Stella International Holdings Ltd	2,509
268,175	*,e	Steven Madden Ltd	8,536
54,135	e	Sturm Ruger & Co, Inc	1,875
161,554		Sumitomo Forestry Co Ltd	1,580
43,193		Swatch Group AG.	19,189
247,636		Swatch Group AG. (Registered)	21,421
121,000	*	Sxl Corp	105
7,525		Symphony Ltd	232
1,106,537		Tainan Spinning Co Ltd	648
667,600		Taiwan Paiho Ltd	899
201,293		Takamatsu Corp	4,067
17,700		Tamron Co Ltd	351
2,417,298	*	Tatung Co Ltd	681
15,747	*	Taylor Morrison Home Corp	297
6,312,369		Taylor Wimpey plc	13,467
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
546,000	*,e	TCL Multimedia Technology Holdings Ltd	$245
39,000		Technos S.A.	113
1,744,000		Techtronic Industries Co	5,595
361,600		Tecnisa S.A.	524
30,438		Ted Baker plc	1,045
594,323	*,e	Tempur-Pedic International, Inc	32,634
997,500	e	Texhong Textile Group Ltd	760
918,000		Texwinca Holdings Ltd	793
306,004	*	Thomson	1,708
1,768,000		Time Watch Investments Ltd	256
8,665		Titan Industries Ltd	52
13,015	e	Tod’s S.p.A.	1,127
7,890		Token Corp	318
248,439	*	Toll Brothers, Inc	8,514
106,311	*,e	TomTom NV	707
61,968	e	Tomy Co Ltd	326
65,000		Topkey Corp	242
92,000		Toung Loong Textile Manufacturing	231
2,137,579	*	TRI Pointe Homes, Inc	32,598
9,325		Trigano S.A.	250
1,198,000	e	Trinity Ltd	225
266,600		TSI Holdings Co Ltd	1,567
1,997		TTK Prestige Ltd	113
282,694	*	Tumi Holdings, Inc	6,708
97,184	e	Tupperware Corp	6,123
17,240	*,e	Turtle Beach Corp	55
26,928	*	UCP, Inc (Class A)	283
139,011	*,e	Under Armour, Inc (Class A)	9,439
50,192	*	Unifi, Inc	1,492
624,000	*	Unitika Ltd	321
90,254	*	Universal Electronics, Inc	5,869
210,500	e	Universal Entertainment Corp	3,146
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	0	^
10,405		Vaibhav Global Ltd	103
33,377		Vardhman Textiles Ltd	241
60,136	*,e	Vera Bradley, Inc	1,226
100,291	*	Vestel Elektronik Sanayi	273
1,647,813		VF Corp	123,421
53,872		Videocon Industries Ltd	137
52,610	*,e	Vince Holding Corp	1,375
273,627		Wacoal Holdings Corp	2,762
36,870	*,e	WCI Communities, Inc	722
490,500	e	Weiqiao Textile Co	280
2,226,000		Welling Holding Ltd	442
16,400	e	West Holdings Corp	137
25,292		Weyco Group, Inc	750
105,767		Whirlpool Corp	20,491
53,673	*	Whirlpool of India Ltd	550
57,624	*	William Lyon Homes, Inc	1,168
292,913	e	Wolverine World Wide, Inc	8,632
24,633	*	Woongjin Chemical Co Ltd	282
220,150		Woongjin Coway Co Ltd	16,787
265,131		Wuxi Little Swan Co Ltd	432
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,496,500		XTEP International Holdings	$601
120,288		Yamaha Corp	1,773
18,900		Yondoshi Holdings, Inc	295
25,682		Youngone Corp	1,241
11,888		Youngone Holdings Co Ltd	959
1,097,907		Yue Yuen Industrial Holdings	3,948
1,260,000		Yuxing InfoTech Investment Holdings Ltd	273
172,764		Zeng Hsing Industrial Co Ltd	865
135,500		Zhonglu Co Ltd	235
		TOTAL CONSUMER DURABLES & APPAREL	2,768,923

CONSUMER SERVICES - 1.9%
34,230	*,e	2U, Inc	673
587,694		888 Holdings plc	1,262
99,000	*	Abril Educacao S.A.	423
2,600,897		Accor S.A.	116,913
60,500		Accordia Golf Co Ltd	545
2,083,000	*	Accordia Golf Trust	1,179
645,456		Advtech Ltd	484
119,872	e	Ainsworth Game Technology Ltd	230
678,000		Ajisen China Holdings Ltd	515
593,602	*,e	Alsea SAB de C.V.	1,640
115,500	*,e	Amaya, Inc	2,838
353,000		Ambassador Hotel	317
47,979	*	American Public Education, Inc	1,769
179,330	*,e	Apollo Group, Inc (Class A)	6,117
2,277,644		ARAMARK Holdings Corp	70,949
1,397,286		Aristocrat Leisure Ltd	7,420
49,262	*,e	Ascent Media Corp (Series A)	2,607
49,100	e	Atom Corp	317
135,215	*	Autogrill S.p.A.	1,020
1,858,683	*	Belmond Ltd.	22,992
62,167		Benesse Corp	1,845
617,027		Berjaya Sports Toto BHD	618
185,831		BETFAIR Group Ltd	4,537
41,159		Betsson AB	1,446
50,900	*	BHG S.A.-Brazil Hospitality Group	340
78,697	*	BJ’s Restaurants, Inc	3,951
21,378,800	*	Bloomberry Resorts Corp	5,894
477,104	*	Bloomin’ Brands, Inc	11,813
87,689	e	Bob Evans Farms, Inc	4,488
423,503	*	Boyd Gaming Corp	5,412
53,831	*	Bravo Brio Restaurant Group, Inc	749
60,296	*	Bridgepoint Education, Inc	683
85,452	*	Bright Horizons Family Solutions	4,017
400,693		Brinker International, Inc	23,517
82,169	*,e	Buffalo Wild Wings, Inc	14,822
4,692,147	e	Bwin.Party Digital Entertainment	8,551
156,829	*,e	Caesars Acquisition Co	1,617
170,196	*,e	Caesars Entertainment Corp	2,670
600,000		Cafe de Coral Holdings Ltd	2,076
59,580		Capella Education Co	4,585
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
234,654	*	Career Education Corp	$1,633
1,434,324		Carnival Corp	65,018
110,151		Carnival plc	4,979
50,788		Carriage Services, Inc	1,064
118,461	*	Carrols Restaurant Group, Inc	904
69,199	e	CBRL Group, Inc	9,740
1,514,040		Century City International	109
155,781	e	Cheesecake Factory	7,837
251,012	*,e	Chegg, Inc	1,735
7,900,000	e	China LotSynergy Holdings Ltd	587
6,654,000		China Travel International Inv HK	2,299
134,431	*	Chipotle Mexican Grill, Inc (Class A)	92,019
37,290		Choice Hotels International, Inc	2,089
39,492		Churchill Downs, Inc	3,764
343,619	*,e	Chuy’s Holdings, Inc	6,759
9,105	*	Cie des Alpes	167
55,568		City Lodge Hotels Ltd	577
20,687	*	Club Mediterranee S.A.	628
73,764		ClubCorp Holdings, Inc	1,323
18,128	e	Collectors Universe	378
56,000	e	Colowide Co Ltd	784
663,957		Compass Group plc	11,349
147,748		Corporate Travel Management Lt	1,175
563,939		Cox & Kings India Ltd	2,629
16,500		Create Restaurants Holdings, Inc	228
2,474		Credu Corp	115
737,121		Crown Ltd	7,581
170,900		CVC Brasil Operadora e Agencia de Viagens S.A.	997
174,000		Dahan Development Corp	513
9,100	e	Daisyo Corp	105
1,174,284	e	Darden Restaurants, Inc	68,848
3,083	*,e	Dave & Buster’s Entertainment, Inc	84
565,013	*	Del Frisco’s Restaurant Group, Inc	13,413
432,907	*	Denny’s Corp	4,463
274,791	e	DeVry, Inc	13,044
162,473	*	Diamond Resorts International, Inc	4,533
52,697		Dignity plc	1,572
54,247		DineEquity, Inc	5,622
11,018		DO & CO AG.	832
139,256		Domino’s Pizza Enterprises Ltd	2,835
256,599		Domino’s Pizza UK & IRL plc	2,802
54,561		Domino’s Pizza, Inc	5,138
29,800		Doutor Nichires Holdings Co Ltd	428
68,765		Dunkin Brands Group, Inc	2,933
2,585,400	e	Dynam Japan Holdings Co Ltd	5,072
4,758,809		Echo Entertainment Group Ltd	14,607
157,628		EIH Ltd	316
21,852	*,e	El Pollo Loco Holdings, Inc	436
79,197	*,g	Elior Participations S.C.A	1,170
1,500,000		Emperor Entertainment Hotel Ltd	361
47,049	*,e	Empire Resorts, Inc	365
260,692	e	Enercare Inc	3,254
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
623,640	*	Enterprise Inns plc	$1,100
1,474,000		Erawan Group PCL	206
681,649		Estacio Participacoes S.A.	6,108
2,715,795		Extended Stay America, Inc	52,442
125,314	e	Famous Brands Ltd	1,250
12,585	*,e	Famous Dave’s of America, Inc	331
106,004	*	Fiesta Restaurant Group, Inc	6,445
277,330		First Hotel	175
135,536	e	Flight Centre Ltd	3,588
40,693		Formosa International Hotels Corp	435
52,550		Fortuna Entertainment Group NV	277
794,000		Fu Shou Yuan International Group Ltd	382
59,000	e	Fuji Kyuko Co Ltd	569
65,000	e	Fujita Kanko, Inc	199
679,712		G8 Education Ltd	2,296
35,500		GAEC Educacao S.A.	472
1,986,155		Galaxy Entertainment Group Ltd	11,037
2,240,708		Genting BHD	5,676
48,133,128		Genting International plc	39,026
101,112		Gold Reef Resorts Ltd	254
72,000		Gourmet Master Co Ltd	367
1,608		Graham Holdings Co	1,389
181,330	*	Grand Canyon Education, Inc	8,461
36,026		Grand Korea Leisure Co Ltd	1,047
97,757	*	Great Canadian Gaming Corp	1,738
232,717		Greene King plc	2,690
181,157	e	GTECH S.p.A.	4,045
509,000		GuocoLeisure Ltd	342
40,715		GVC Holdings plc	305
694,509		H&R Block, Inc	23,391
15,421	*,e	Habit Restaurants, Inc	499
437,000	*,g	Haichang Holdings Ltd	72
11,022		Hana Tour Service, Inc	779
9,600	*	Hiday Hidaka Corp	301
2,432,842	*,e	Hilton Worldwide Holdings, Inc	63,473
26,700		Hiramatsu Inc	144
60,700		HIS Co Ltd	1,714
527,827	*	Homeinns Hotel Group (ADR)	15,845
39,472		Hotel Shilla Co Ltd	3,274
293,100	*,e	Hoteles City Express SAB de C.V.	463
375,106	*	Houghton Mifflin Harcourt Co	7,768
203,150		Huangshan Tourism Development Co Ltd	329
129,117	*	Hyatt Hotels Corp	7,774
7,700	e	Ichibanya Co Ltd	326
25,332	*,e	Ignite Restaurant Group, Inc	199
542,647	*	Indian Hotels Co Ltd	1,076
70,646		InterContinental Hotels Group plc	2,843
118,760		International Game Technology	2,049
64,200		International Meal Co Holdings S.A.	290
95,744		International Speedway Corp (Class A)	3,030
504,840		Interval Leisure Group, Inc	10,546
317,583	*	Intralot S.A.-Integrated Lottery Systems & Services	417
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
58,393	*,e	Intrawest Resorts Holdings Inc	$697
111,116	e	Invocare Ltd	1,092
115,888	*	Isle of Capri Casinos, Inc	970
27,067	*,e	ITT Educational Services, Inc	260
174,262		Jack in the Box, Inc	13,934
46,932	*	Jamba, Inc	708
11,850	*	Jinmao Investments and Jinmao China Investments Holdings Ltd	9
875,132		Jollibee Foods Corp	4,184
53,600	e	JP-Holdings Inc/Japan	165
18,092	*	Jubilant Foodworks Ltd	393
163,744	*	K12, Inc	1,944
418,636		Kangwon Land, Inc	11,539
27,200	*,e	Kappa Create Co Ltd	259
21,200	e	Kisoji Co Ltd	349
99,000	*	KNT-CT Holdings Co Ltd	125
7,400	e	Koshidaka Holdings Co Ltd	108
815,333		Kosmopolito Hotels International Ltd	139
313,040	*,e	Krispy Kreme Doughnuts, Inc	6,179
2,908,884		Kroton Educacional S.A.	16,962
3,586		Kuoni Reisen Holding	1,079
11,100		Kura Corp	312
8,800	e	Kyoritsu Maintenance Co Ltd	423
171,981	*	La Quinta Holdings, Inc	3,794
986,983		Ladbrokes plc	1,689
649,712	e	Las Vegas Sands Corp	37,787
9,833	*	Liberty Tax, Inc	351
138,562	*	Life Time Fitness, Inc	7,845
355,278	*,e	LifeLock, Inc	6,576
3,010,000	*,e	Macau Legend Development Ltd	1,122
1,386,806		Macquarie Leisure Trust Group	3,283
143,306	*	Mantra Group Ltd	339
64,970		Marcus Corp	1,203
1,169,563	e	Marriott International, Inc (Class A)	91,261
94,870		Marriott Vacations Worldwide Corp	7,072
613,677		Marston’s plc	1,368
8,300	e	Matsuya Foods Co Ltd	174
1,763,889		McDonald’s Corp	165,276
16,664	e	McDonald’s Holdings Co Japan Ltd	365
11,552		MegaStudy Co Ltd	560
21,100		Meiko Network Japan Co Ltd	215
8,768,900	*	Melco Crown Philippines Resorts Corp	2,652
921,000	e	Melco International Development	2,016
49,104	e	Melia Hotels International S.A.	525
1,444,000	*,e	MelcoLot Ltd	128
1,324,816	g	Merlin Entertainments plc	8,198
1,272,100	e	MGM China Holdings Ltd	3,212
991,155	*	MGM Mirage	21,191
73,887		Millennium & Copthorne Hotels plc	679
4,815,190		Minor International PCL (Foreign)	4,724
220,580	*	Mitchells & Butlers plc	1,314
11,688		Modetour Network, Inc	256
37,495	*	Monarch Casino & Resort, Inc	622
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
89,337	*	Morgans Hotel Group Co	$700
25,700	e	MOS Food Services, Inc	474
15,369	e	MTY Food Group, Inc	446
8,409	*	Nathan’s Famous, Inc	673
239,632		Navitas Ltd	985
288,774	*	NET Holding AS	489
206,468	*	NH Hoteles S.A.	986
30,937	*,e	Noodles & Co	815
280,368	*,e	Norwegian Cruise Line Holdings Ltd	13,110
11,200		Ohsho Food Service Corp	407
843,462		OPAP S.A.	9,039
12,137	*	Orascom Development Holding AG.	218
56,816		Oriental Land Co Ltd	13,103
363,000	e	Overseas Union Enterprise Ltd	558
25,400		Pacific Golf Group International Holdings KK	241
82,106		Paddy Power plc	6,846
16,313	*,e	Panera Bread Co (Class A)	2,852
200,366		Papa John’s International, Inc	11,180
1,010,918	*,a,e	Papa Murphy’s Holdings, Inc	11,747
52,895		Paradise Co Ltd	1,128
456,000	e	Paradise Entertainment Ltd	185
541,899	*	Penn National Gaming, Inc	7,440
5,200	*,e	Pierre & Vacances	140
171,962	*,e	Pinnacle Entertainment, Inc	3,826
21,400		Plenus Co Ltd	381
118,099	*	Popeyes Louisiana Kitchen, Inc	6,645
41,589	*,e	Potbelly Corp	535
1,839,398		Raffles Education Corp Ltd	462
40,945	*	Red Robin Gourmet Burgers, Inc	3,152
885,000	e	Regal Hotels International Holdings Ltd	583
152,269	*	Regis Corp	2,552
3,294,334		Resorts World BHD	3,825
72,000	*,e	Resorttrust, Inc	1,576
28,586	*,e	Restaurant Brands International LP	1,075
3,404,494	*	Restaurant Brands International, Inc	132,911
166,903	*	Restaurant Brands International, Inc (Toronto)	6,536
261,919		Restaurant Group plc	2,670
140,638		Retail Food Group Ltd	657
26,414,566	e	REXLot Holdings Ltd	2,126
92,615	*	Rezidor Hotel Group AB	335
17,500	e	Ringer Hut Co Ltd	283
71,000		Round One Corp	414
1,108,851	e	Royal Caribbean Cruises Ltd	91,403
28,400		Royal Holdings Co Ltd	395
215,983	*	Ruby Tuesday, Inc	1,477
195,672		Ruth’s Chris Steak House, Inc	2,935
30,800	e	Saizeriya Co Ltd	406
8,601,695	e	Sands China Ltd	41,874
255,626	*,e	Scientific Games Corp (Class A)	3,254
138,087		SeaWorld Entertainment, Inc	2,472
46,500		Ser Educacional S.A.	518
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
530,605		Service Corp International	$12,045
78,757	*	ServiceMaster Global Holdings, Inc	2,108
308,984	m	Shanghai Jinjiang International Hotels Development Co Ltd	595
2,228,000		Shanghai Jinjiang International Hotels Group Co Ltd	709
170,049		Shanghai Jinjiang International Travel Co Ltd	442
926,120		Shangri-La Asia Ltd	1,269
2,050		Shinsegae Food Co Ltd	199
108,973		Six Flags Entertainment Corp	4,702
3,282,613		SJM Holdings Ltd	5,189
25,816		SkiStar AB (Series B)	289
623,844	e	Sky City Entertainment Group Ltd	1,885
184,634		Slater & Gordon Ltd	958
27,250		Sodexho Alliance S.A.	2,667
568,463		Sonic Corp	15,479
169,727	e	Sotheby’s (Class A)	7,329
39,258		Speedway Motorsports, Inc	859
1,774,215		Spirit Pub Co plc	2,884
144,376	e	Spur Corp Ltd	389
279,990	*	SSP Group plc	1,287
7,900		St Marc Holdings Co Ltd	453
2,368,569		Starbucks Corp	194,341
274,639		Starwood Hotels & Resorts Worldwide, Inc	22,265
6,079	*	Steak N Shake Co	2,429
51,288	*	Steiner Leisure Ltd	2,370
57,500	*,e	Strayer Education, Inc	4,271
151,589		Sun International Ltd	1,676
2,403,200		Ta Enterprise BHD	477
1,336,968		Tabcorp Holdings Ltd	4,513
5,915,954		Tattersall’s Ltd	16,639
197,341		Texas Roadhouse, Inc (Class A)	6,662
1,565,568	*	Thomas Cook Group plc	3,098
75,014		Thomas Cook India Ltd	190
183,000		Tokyo Dome Corp	804
154,000	e	Tokyotokeiba Co Ltd	381
16,700		Toridoll.corp	235
7,000		Tosho Co Ltd	159
602,000	e	Tsui Wah Holdings Ltd	213
18,800	e	Tsukada Global Holdings, Inc	128
219,722		TUI AG.	3,643
10,507	*	TUI AG. (DI)	174
155,762	*	TUI AG. (New)	2,503
78,832		Unibet Group plc (ADR)	4,980
77,594		Universal Technical Institute, Inc	764
101,178		Vail Resorts, Inc	9,220
165,826		Vocation Ltd	30
19,900	e	Watami Co Ltd	184
77,893	*,e	Weight Watchers International, Inc	1,935
133,966		Wendy’s	1,210
125,321		Wetherspoon (J.D.) plc	1,602
61,400		Whistler Blackcomb Holdings, Inc	1,084
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
568,131		Whitbread plc	$42,045
558,670	e	William Hill plc	3,139
65,220		Wowprime Corp	609
457,926		Wyndham Worldwide Corp	39,272
1,883,571	e	Wynn Macau Ltd	5,255
206,920		Wynn Resorts Ltd	30,781
812,000	*	Xiao Nan Guo Restaurants Holdings Ltd	105
325,000		YBM Sisa.com, Inc	1,220
41,000	e	Yomiuri Land Co Ltd	170
63,400		Yoshinoya D&C Co Ltd	730
530,772		Yum! Brands, Inc	38,667
6,685	e	Zeal Network SE	318
102,700	e	Zensho Co Ltd	843
672,000		Zhuhai Holdings Investment Group Ltd	129
817,111	*,e	Zoe’s Kitchen, Inc	24,440
		TOTAL CONSUMER SERVICES	2,398,615

DIVERSIFIED FINANCIALS - 3.9%
491,608		3i Group plc	3,428
31,583		ABC Arbitrage	179
805,623		Aberdeen Asset Management plc	5,383
59,484		Ackermans & Van Haaren	7,335
327,700	*,e	Acom Co Ltd	1,000
106,890	e	Aeon Credit Service Co Ltd	2,111
87,000		Aeon Credit Service M BHD	298
368,113	*	Affiliated Managers Group, Inc	78,128
820,798		AFP Habitat S.A.	1,242
1,389,533	*,e,m	African Bank Investments Ltd	1
69,116		AGF Management Ltd	505
309,900	*,e	Aiful Corp	1,044
1,647,400		AIRA Capital Co Ltd	162
59,499		Aker ASA (A Shares)	1,309
1,669,503	*	Al Waha Capital PJSC	1,265
93,825	e	Alaris Royalty Corp	2,856
1,638,884	*	Alexander Forbes Group Holdings Ltd	1,346
102,868	*	Allied Minds plc	583
696,881	*	Ally Financial, Inc	16,460
28,379		Altamir Amboise	354
2,725,432		American Express Co	253,574
1,688,456		Ameriprise Financial, Inc	223,298
7,554,304	*,g	Anima Holding S.p.A	38,004
966,649		ARA Asset Management Ltd	1,237
168,223	e	Arlington Asset Investment Corp (Class A)	4,476
166,891		Arrow Global Group plc	589
56,114		Artisan Partners Asset Management, Inc	2,835
2,866	*,e	Ashford, Inc	269
379,057	e	Ashmore Group plc	1,642
12,981	*,m	Asia Pacific Investment Partners Limited	99
1,387,200		Asia Plus Securities PCL	172
8,791,000		Asian Pay Television Trust	5,707
21,890		Aurelius AG.	828
218,403		Australian Stock Exchange Ltd	6,516
26,230	e	Avanza AB	864
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
298,326		Ayala Corp	$4,609
2,215	*,m	Ayala Corp Preferred	0	^
107,472		Azimut Holding S.p.A.	2,335
20,294		Bajaj Auto Finance Ltd	1,120
193,450		Banca Generali S.p.A	5,380
75,544		Banca IFIS S.p.A.	1,243
319,925	e	Banca Profilo S.p.A.	119
1,381,413		Bank of New York Mellon Corp	56,044
701,852		BGC Partners, Inc (Class A)	6,422
159,256		BinckBank NV	1,354
367,855		BlackRock, Inc	131,530
625,868		Blackstone Group LP	21,173
1,945,686		BM&F Bovespa S.A.	7,210
2,618,700	e	Bolsa Mexicana de Valores S.A. de C.V.	4,743
90,133	e	Bolsas y Mercados Espanoles	3,491
677,901	*,e	Brait S.A.	4,589
409,653		Brewin Dolphin Holdings plc	1,890
204,634		BT Investment Management Ltd	1,116
140,944		Bure Equity AB	647
380,900		Bursa Malaysia BHD	879
92,725		Calamos Asset Management, Inc (Class A)	1,235
23,483	*	Callidus Capital Corp	354
286,052		Canaccord Financial, Inc	1,923
1,704,371		Capital One Financial Corp	140,696
2,286,300		Capital Securities Corp	753
100,551		Cash America International, Inc	2,274
666,286		CBOE Holdings, Inc	42,256
55,691		Cembra Money Bank AG.	3,061
530,000	*	Central China Securities Co Ltd	505
76,601		Century Leasing System, Inc	1,909
94,046	*,e	Cerved Information Solutions S.p.A	497
238,816		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,893
2,991,086		Chailease Holding Co Ltd	7,408
854,713		Challenger Financial Services Group Ltd	4,515
5,718,471		Charles Schwab Corp	172,641
678,000	*	China Assurance Finance Group Ltd	75
1,232,000		China Bills Finance Corp	438
12,374,200	*	China Cinda Asset Management Co Ltd	5,992
1,102,137		China Everbright Ltd	2,608
3,410,000	*	China Financial International Investments Ltd	352
5,239,000		China Galaxy Securities Co Ltd	6,529
3,665,000	e	China LNG Group Ltd	701
144,665	e	China Merchants China Direct Investments Ltd	258
354,951	e	CI Financial Corp	9,865
18,936	e	CIFC Corp	157
695,643	*	Citadel Capital Corp	277
1,699,403	e	CITIC Securities Co Ltd	6,352
362,517		Close Brothers Group plc	8,377
184,776		CME Group, Inc	16,380
101,118	*	Coface S.A.	1,340
50,915	e	Cohen & Steers, Inc	2,143
1,665,563	*,e	Compartamos SAB de C.V.	3,347
105,465	*	Consumer Portfolio Services, Inc	776
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
542,536		Coronation Fund Managers Ltd	$5,369
30,088		Corp Financiera Alba	1,471
134,605		Corp Financiera Colombiana S.A.	2,263
395,063	*	Cowen Group, Inc	1,896
32,998	*,e	Credit Acceptance Corp	4,501
11,018		Credit Analysis & Research Ltd	258
1,269,600	e	Credit China Holdings Ltd	284
127,268		Credit Saison Co Ltd	2,367
1,883,154		Credit Suisse Group	47,307
404,947	e	Credito Real SAB de C.V.	868
206,377	*	Daewoo Securities Co Ltd	1,824
44,171		Daishin Securities Co Ltd	379
26,410		Daishin Securities Co Ltd PF	147
3,692,135		Daiwa Securities Group, Inc	28,910
93,066	*,e	DeA Capital S.p.A.	182
915,300		Deutsche Bank AG.	27,408
10,177	*	Deutsche Beteiligungs AG.	311
187,246		Deutsche Boerse AG.	13,306
10,386		Diamond Hill Investment Group, Inc	1,434
1,898,382		Discover Financial Services	124,325
2,213,416	*	Dubai Financial Market	1,171
45,541	*	Dundee Corp	502
3,655,224	*	E*Trade Financial Corp	88,657
244,945		Eaton Vance Corp	10,026
11,903		EFG Financial Products Holding AG.	2,856
70,390	e	EFG International	821
1,090,995	*	Egypt Kuwait Holding Co	809
671,154	*	Egyptian Financial Group-Hermes Holding	1,433
405,651	*	Element Financial Corp	4,937
79,356	*,e	Encore Capital Group, Inc	3,523
137,236	*	Enova International, Inc	3,055
40,754		Eurazeo	2,854
63,769	*,g	Euronext NV	2,062
160,096		Evercore Partners, Inc (Class A)	8,384
89,891		Exor S.p.A.	3,688
184,850	*,e	Ezcorp, Inc (Class A)	2,172
3,308,395		Far East Horizon Ltd	3,252
26,806	*	FBR & Co	659
110,288	e	Federated Investors, Inc (Class B)	3,632
25,000		Fiera Capital Corp	273
1,124	*	Fifth Street Asset Management, Inc	16
147,653	e	Financial Engines, Inc	5,397
58,100	e	Financial Products Group Co Ltd	695
86,655	*	First Cash Financial Services, Inc	4,824
3,026,785		First Pacific Co	2,989
7,116,308		FirstRand Ltd	30,936
242,448	e	FlexiGroup Ltd	589
198,220	*	FNFV Group	3,120
286,660		Franklin Resources, Inc	15,872
7,874,286		Fubon Financial Holding Co Ltd	12,534
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,533,887		Fuhwa Financial Holdings Co Ltd	$12,870
31,300	e	Fuyo General Lease Co Ltd	1,081
162,738	e	FXCM, Inc	2,697
75,504	e	Gain Capital Holdings, Inc	681
20,283	e	GAMCO Investors, Inc (Class A)	1,804
243,474		GFI Group, Inc	1,327
26,052		Gimv NV	1,199
82,144		Gluskin Sheff + Associates, Inc	1,958
51,784		GMP Capital, Inc	283
968,142		Goldman Sachs Group, Inc	187,655
115,325	*	Green Dot Corp	2,363
81,957	e	Greenhill & Co, Inc	3,573
80,861		Groupe Bruxelles Lambert S.A.	6,899
883	*,m	Groupe Bruxelles Lambert S.A. - (Strip VVPR)	0	^
547,134		Grupo de Inversiones Suramericana S.A.	9,209
98,371		Grupo de Inversiones Suramericana S.A. (Preference)	1,635
170,200	e	Grupo Financiero Interacciones S.A. de C.V.	1,160
208,160		GT Capital Holdings, Inc	4,768
1,001,847	*	Gulf General Investment Co	195
2,972,600	e	Guotai Junan International Hol	2,241
1,609,303		Haci Omer Sabanci Holding AS	6,986
3,268,012	e	Haitong Securities Co Ltd	8,157
26,206		Hankook Tire Worldwide Co Ltd	580
62,206	*	Hanwha Securities Co	209
272,984		Hargreaves Lansdown plc	4,271
111,651		Hellenic Exchanges S.A.	625
2,425,679		Henderson Group plc	8,020
192,578		HFF, Inc (Class A)	6,917
282,300		Hitachi Capital Corp	6,213
16,997	*	HMC Investment Securities Co Ltd	155
1,267,402		Hong Kong Exchanges and Clearing Ltd	27,980
141,075	*	Hyundai Securities Co	882
25,711	m	Hyundai Securities Co Ltd	161
29,100		IBJ Leasing Co Ltd	577
183,444		ICAP plc	1,285
189,400	e	Ichigo Group Holdings Co Ltd	390
38,100		Ichiyoshi Securities Co Ltd	410
1,788,418		IFCI Ltd	1,067
920,524		IG Group Holdings plc	10,286
199,358	e	IGM Financial, Inc	7,947
159,717	e	IMF Australia Ltd	275
309,584		India Infoline Ltd	839
250,813		Indiabulls Housing Finance Ltd	1,816
18,736		Indiabulls Securities Ltd	7
69,229	e	Industrivarden AB	1,202
1,091,302		Infrastructure Development Finance Co Ltd	2,701
18,404,943	*	ING Groep NV	237,786
1,427,724	*,e	ING Groep NV (ADR)	18,518
95,774		Interactive Brokers Group, Inc (Class A)	2,793
179,983	*,m	Interbolsa S.A.	0	^
317,383		IntercontinentalExchange Group, Inc	69,599
985,312		Intermediate Capital Group plc	7,039
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
254,098		International Personal Finance plc	$1,766
52,956	*,e	INTL FCStone, Inc	1,089
70,175		Inversiones La Construccion S.A.	851
1,163,452		Invesco Ltd	45,980
256,265		Investec Ltd	2,148
1,325,020		Investec plc	11,101
132,858	*	Investment Technology Group, Inc	2,766
810,738		Investor AB (B Shares)	29,477
908,431	e	IOOF Holdings Ltd	6,549
2,012,300	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	3,368
47,319	e	iShares China Large-Cap ETF	1,969
458,141	e	iShares MSCI Canada Index Fund	13,222
2,080,419	e	iShares MSCI EAFE Index Fund	126,573
1,376,956	e	iShares MSCI Emerging Markets	54,101
88,900		Iwai Securities Co Ltd	995
83,800	e	J Trust Co Ltd	736
147,000		Jaccs Co Ltd	745
70,517	e	Jafco Co Ltd	2,415
516,545	e	Janus Capital Group, Inc	8,332
1,275,400		Japan Securities Finance Co Ltd	6,431
38,998	*,e	JG Wentworth Co	416
1,874,018		Jih Sun Financial Holdings Co Ltd	493
187,523		JM Financial Ltd	139
181,059		JSE Ltd	1,894
262,525		Julius Baer Group Ltd	11,986
461,199		Julius Baer Holding AG.	8,291
392,426		Jupiter Investment Management Group Ltd	2,216
846,000		K1 Ventures Ltd	119
1,761,300		kabu.com Securities Co Ltd	8,641
33,294	*	KBC Ancora	1,067
164,069	*	KCG Holdings, Inc	1,911
508,392		Kinnevik Investment AB (Series B)	16,533
13,037		KIWOOM Securities Co Ltd	541
44,740		Korea Investment Holdings Co Ltd	1,967
280,300		Krungthai Card PCL	542
20,855	*	Kyobo Securities Co	151
21,100		Kyokuto Securities Co Ltd	335
280,926	*,e	Ladenburg Thalmann Financial Services, Inc	1,110
1,076,067		Lazard Ltd (Class A)	53,836
1,244,483		Legg Mason, Inc	66,418
625,841	e	Leucadia National Corp	14,031
74,557		London Stock Exchange Group plc	2,565
177,203		LPL Financial Holdings, Inc	7,894
98,256		Lundbergs AB (B Shares)	4,247
352,764		Macquarie Group Ltd	16,635
110,654	e	Magellan Financial Group Ltd	1,474
278,673		Mahindra & Mahindra Financial Services Ltd	1,449
27,910,452		Man Group plc	69,451
636,737		Manappuram General Finance & Leasing Ltd	342
76,224		Manning & Napier, Inc	1,053
74,191	*	Marcus & Millichap, Inc	2,467
685,085	*	Marfin Investment Group S.A	156
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
168,500		MarketAxess Holdings, Inc	$12,083
30,982		Marlin Business Services Corp	636
239,000		Marusan Securities Co Ltd	1,603
1,409,772		Masterlink Securities Corp	444
596,700		Matsui Securities Co Ltd	5,163
1,049,684		McGraw-Hill Financial, Inc	93,401
8,867,649		Mediobanca S.p.A.	72,054
997	*,e	Medley Management, Inc	15
92,926		Meritz finance Holdings Co Ltd	757
564,688		Meritz Securities Co Ltd	2,011
11,182,404		Metro Pacific Investments Corp	1,143
75,340		Mirae Asset Securities Co Ltd	2,930
178,200		Mito Securities Co Ltd	633
434,560		Mitsubishi UFJ Lease & Finance Co Ltd	2,044
89,773		MLP AG.	397
46,778	e	Moelis & Co	1,634
595,000		Monex Beans Holdings, Inc	1,417
1,537,426		Moody’s Corp	147,301
10,760,716		Morgan Stanley	417,516
624,600	*	MPHB Capital BHD	363
224,220		MSCI, Inc (Class A)	10,637
1,531,700	*	Mulpha International BHD	161
1,316,400		Multi-Purpose Holdings BHD	1,025
86,977		NASDAQ OMX Group, Inc	4,171
1,309,636		Navient Corp	28,301
66,794		Nelnet, Inc (Class A)	3,095
100,006	*	NewStar Financial, Inc	1,280
20,573		NICE Holdings Co Ltd	284
38,861	*	Nicholas Financial, Inc	579
2,800,372		Nomura Holdings, Inc	15,847
84,411		Nordnet AB (Series B)	305
180,714		Northern Trust Corp	12,180
343,675		NorthStar Asset Management Group, Inc	7,757
3,367,866	e	NZX Ltd	3,074
661,000		Okasan Holdings, Inc	4,970
36,214	*	OM Asset Management plc	588
94,947		Onex Corp	5,513
35,195		Oppenheimer Holdings, Inc	818
15,834	*	Oresund Investment AB	336
377,500	*	Orient Corp	618
3,418,290		ORIX Corp	43,012
349,500		Osaka Securities Exchange Co Ltd	8,147
619,275		OSK Holdings BHD	358
242,365	e	OzForex Group Ltd	556
11,606		Pargesa Holding S.A.	896
14,021		Partners Group	4,079
180,194		Peregrine Holdings Ltd	361
517,000	*,m	Peregrine Investment Holdings	0	^
73,965		Perpetual Trustees Australia Ltd	2,764
181,002	*,e	PHH Corp	4,337
82,264		Philippine Stock Exchange, Inc	548
78,589	*	Pico Holdings, Inc	1,481
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
305,402	*	Pioneers Holding	$531
54,428	*	Piper Jaffray Cos	3,162
616,991		Platinum Asset Mangement Ltd	3,625
277,452	e	Plus500 Ltd	2,562
79,932		PMC Fincorp Ltd	103
109,100		Pocket Card Co Ltd	524
661,892		Power Finance Corp Ltd	3,144
140,878	*,e	PRA Group, Inc	8,161
1,111,509		President Securities Corp	583
182,502		Provident Financial plc	6,966
34,797		Pzena Investment Management, Inc (Class A)	329
10,236	*	Qatar Industrial Manufacturing Co	121
205,349		Ratos AB (B Shares)	1,234
92,924		Raymond James Financial, Inc	5,324
37,338	*	Regional Management Corp	590
142,665	*	Reliance Capital Ltd	1,110
31,536	*	Religare Enterprises Ltd	184
543,633		Remgro Ltd	11,893
51,850		Resource America, Inc (Class A)	469
79,709	*,e	RHJ International	445
16,100		Ricoh Leasing Co Ltd	415
929,708		RMB Holdings Ltd	5,134
908,000	*	Rowsley Ltd	132
599,277		Rural Electrification Corp Ltd	3,163
73,524	*	Safeguard Scientifics, Inc	1,457
77,629	*	Salam International Investment Co	332
206,321		Samsung Card Co	8,297
69,389		Samsung Securities Co Ltd	2,790
670,853		Santander Consumer USA Holdings, Inc	13,155
268,800	e	Sawada Holdings Co Ltd	2,026
67,127		SBI Holdings, Inc	733
73,771		Schroders plc	3,066
628,020		SEI Investments Co	25,146
5	*,m	SFCG Co Ltd	0	^
198,457		Shriram Transport Finance Co Ltd	3,477
512,357	*	SHUAA Capital PSC	90
23,786		Silvercrest Asset Management Group, Inc	372
997,356		Singapore Exchange Ltd	5,864
255,974	*	SK Securities Co Ltd	203
112,622	*	SKS Microfinance Pvt Ltd	734
810,643		SLM Corp	8,260
768,475	*,e,m	SNS Reaal	9
9,104	*	Societe Fonciere Financiere et de Participations FFP	551
101,300	e	Sparx Group Co Ltd	171
4,500		SPDR Trust Series 1	925
83,175	*,e	Springleaf Holdings, Inc	3,008
159,686	e	Sprott, Inc	335
252,647		SREI Infrastructure Finance Ltd	189
478,100	*	Srisawad Power 1979 PCL	360
2,276,657		State Street Corp	178,718
231,879	*	Stifel Financial Corp	11,830
636,000	e	Sun Hung Kai & Co Ltd	483
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,136		Sundaram Finance Ltd	$885
201,539	*	SVG Capital plc	1,389
9,857		Swissquote Group Holding S.A.	309
96,944	*,e	SWS Group, Inc	670
3,505,383	*	Synchrony Financial	104,285
252,910		T Rowe Price Group, Inc	21,715
556,632	e	Tai Fook Securities Group Ltd	353
413,000		Taiwan Acceptance Corp	1,015
170,000		Takagi Securities Co Ltd	368
191,656		Tamburi Investment Partners S.p.A.	607
287,570		TD Ameritrade Holding Corp	10,289
32,695	*	Tilak Finance Ltd	109
24,945	*,e	Tiptree Financial, Inc	202
41,098	e	TMX Group Ltd	1,790
340,580		Tokai Tokyo Securities Co Ltd	2,324
108,058	*	Tong Yang Investment Bank	360
59,000		Toyo Securities Co Ltd	169
91,500	e	Tricon Capital Group, Inc	687
231,463		Tullett Prebon plc	1,020
8,953,705		UBS AG.	153,912
999,114		UOB-Kay Hian Holdings Ltd	1,144
124,237	*,e	Uranium Participation Corp	551
840,000		Value Partners Group Ltd	701
32,428		Virtus Investment Partners, Inc	5,529
60,173		Vontobel Holding AG.	2,261
183,793	*,e	Vostok Nafta Investment Ltd (ADR)	887
1,301,900		Voya Financial, Inc	55,175
173,920		Waddell & Reed Financial, Inc (Class A)	8,665
131,535	*,e	Walter Investment Management Corp	2,172
63,430		Warsaw Stock Exchange	821
3,721,403		Waterland Financial Holdings	983
31,815		Wendel	3,565
20,453		Westwood Holdings Group, Inc	1,264
746,217	e	WisdomTree Investments, Inc	11,697
165,563	e	WisdomTree Japan Hedged Equity Fund	8,151
12,863		Woori Financial Co Ltd	241
149,645		Woori Investment & Securities Co Ltd	1,381
21,798	*,e	World Acceptance Corp	1,732
1,585,168		Zeder Investments Ltd	1,035
125,300	*	Zenkoku Hosho Co Ltd	3,556
		TOTAL DIVERSIFIED FINANCIALS	4,834,780

ENERGY - 7.2%
19,804		Aban Offshore Ltd	156
553,906	*,e	Abraxas Petroleum Corp	1,629
9,990		Adams Resources & Energy, Inc	499
46,203,815		Adaro Energy Tbk	3,855
393,856	*	Advantage Oil & Gas Ltd	1,885
1,127,200	*	Afren plc	827
357,529	e	Akastor ASA	1,030
162,295	*,e	Aker Solutions ASA	903
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
439,400	*	Alam Maritim Resources BHD	$79
181,489		Alliance Holdings GP LP	11,069
89,092		Alon USA Energy, Inc	1,129
388,489	*,e	Alpha Natural Resources, Inc	649
109,909	e	AltaGas Income Trust	4,100
180,541		AMEC plc	2,384
1,014,227	*,e	Amerisur Resources plc	703
107,822	*,e	Amyris Biotechnologies, Inc	222
1,293,846		Anadarko Petroleum Corp	106,742
245,272		Anglo Pacific Group plc	383
195,818	*,e	Antero Resources Corp	7,946
1,218,000	e	Anton Oilfield Services Group	261
1,926,717		Apache Corp	120,747
30,509	*,e	APCO Argentina, Inc	428
133,456	*,e	Approach Resources, Inc	853
1,377,947	e	ARC Resources Ltd	29,841
755,247	e	Arch Coal, Inc	1,344
1,550,494	*,e	Archer Ltd	832
58,774	e	Ardmore Shipping Corp	704
7,506	*,e	Aspen Aerogels, Inc	60
390,329	*,e	Athabasca Oil Corp	870
34,068	*	Atwood Oceanics, Inc	967
585,635	*,e	Australian Worldwide Exploration Ltd	610
22,685	g	Avance Gas Holding Ltd	307
54,321	e	Awilco Drilling plc	567
2,694,646		Baker Hughes, Inc	151,089
281,600		Bangchak Petroleum PCL	201
992,670	*	Bankers Petroleum Ltd	2,785
1,327,000		Banpu PCL (Foreign)	1,002
143,677	*,e	Basic Energy Services, Inc	1,007
291,112	e	Baytex Energy Trust	4,841
5,464,181		Beach Petroleum Ltd	4,633
204,803	*,e	Bellatrix Exploration Ltd	746
3,751,199		BG Group plc	50,197
519,036		Bharat Petroleum Corp Ltd	5,287
175,165	*,e	Bill Barrett Corp	1,995
567,108	*,e	Birchcliff Energy Ltd	3,817
326,600	*,e	BlackPearl Resources, Inc	326
90,732	*	Bonanza Creek Energy, Inc	2,178
568,603	e	Bonavista Energy Trust	3,573
30,526	e	Bonterra Oil & Gas Ltd	1,094
19,815	e	Bourbon S.A.	460
558,096		Boustead Singapore Ltd	751
20,917,787		BP plc	132,777
759,129		BP plc (ADR)	28,938
3,653,000	*,e	Brightoil Petroleum Holdings Ltd	915
124,605		Bristow Group, Inc	8,198
2,939,774		Bumi Armada BHD	916
411,336	e,g	BW LPG Ltd	2,865
1,053,229	e	BW Offshore Ltd	1,056
249,077	*	C&J Energy Services, Inc	3,290
662,703		Cabot Oil & Gas Corp	19,623
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
617,601	*	Cairn Energy plc	$1,707
907,854		Cairn India Ltd	3,459
276,169	e	Calfrac Well Services Ltd	2,379
565,837	*,e	California Resources Corp	3,118
180,739	*	Callon Petroleum Co	985
866,991		Caltex Australia Ltd	24,056
436,775	e	Cameco Corp	7,168
355,563	e	Cameco Corp (Toronto)	5,830
469,234	*	Cameron International Corp	23,438
108,100	*	Canacol Energy Ltd	231
192,800	e	Canadian Energy Services & Technology Corp	1,054
1,830,676		Canadian Natural Resources Ltd (Canada)	56,600
1,453,315		Canadian Oil Sands Trust	13,035
93,200		CanElson Drilling, Inc	327
352,140		Canyon Services Group, Inc	2,725
266,654		Capital Product Partners LP	2,133
54,495	e	CARBO Ceramics, Inc	2,183
197,700	e	Cardinal Energy Ltd	2,299
164,965	*	Carrizo Oil & Gas, Inc	6,863
122,226	e	CAT Oil AG.	2,161
1,222,374	e	Cenovus Energy, Inc (Toronto)	25,220
152,100	*,e	Cequence Energy Ltd	139
155,832	*,e	CHC Group Ltd	502
1,670,760	*	Cheniere Energy, Inc	117,622
803,428		Chesapeake Energy Corp	15,723
7,218,680		Chevron Corp	809,792
7,197,906	e	China Coal Energy Co	4,500
2,995,826		China Oilfield Services Ltd	5,173
9,620,399		China Shenhua Energy Co Ltd	28,389
1,939,000	e	China Suntien Green Energy Cor	403
398,000	*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	113
424,259		Cimarex Energy Co	44,971
15,781	*	Clayton Williams Energy, Inc	1,007
223,072	*,e	Clean Energy Fuels Corp	1,114
213,352	*	Cloud Peak Energy, Inc	1,959
41,238,700		CNOOC Ltd	55,762
995,111		Coal India Ltd	6,028
443,445	*	Cobalt International Energy, Inc	3,942
171,343	*,e	Compagnie Generale de Geophysique S.A.	1,010
174,028	e	Comstock Resources, Inc	1,185
1,126,785	*	Concho Resources, Inc	112,397
3,493,301		ConocoPhillips	241,247
728,129		Consol Energy, Inc	24,618
59,472	*	Contango Oil & Gas Co	1,739
1,472,467	*,e	Continental Resources, Inc	56,484
533	e	Core Laboratories NV	64
380,928		Cosan SA Industria e Comercio	4,134
606,000		Cosmo Oil Co Ltd	861
298,151	e	Crescent Point Energy Corp	6,906
116,728	*,e	Crew Energy, Inc	595
23,375		CropEnergies AG.	82
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
77,584	e	CVR Energy, Inc	$3,003
3,955,020	*	Dana Gas PJSC	530
28,396		Dawson Geophysical Co	347
805,150		Dayang Enterprise Holdings BHD	667
191,815	e	Deep Sea Supply plc	136
90,444	*	DeeThree Exploration Ltd	398
7,394		Delek Group Ltd	1,855
314,552		Delek US Holdings, Inc	8,581
166,416	*	Delphi Energy Corp	215
435,104	e	Denbury Resources, Inc	3,537
478,621	*,e	Denison Mines Corp	466
107,693	*,e	Det Norske Oljeselskap ASA	574
896,508		Devon Energy Corp	54,875
283,207	e	DHT Holdings, Inc	2,070
23,560	e	Diamond Offshore Drilling, Inc	865
1,193,099	*	Diamondback Energy, Inc	71,323
658,013	*,e	DNO International ASA	1,392
503,336	*,e	Dolphin Group AS.	192
25,371	*	Dorian LPG Ltd	352
677,565		Dragon Oil plc	5,676
379,052	*	Dresser-Rand Group, Inc	31,006
1,061,090	*,e	Drillsearch Energy Ltd	698
81,669	*	Dril-Quip, Inc	6,266
1,762,000	e	Dyna-Mac Holdings Ltd	432
82,554	*,e	Eclipse Resources Corp	580
6,130,694		Ecopetrol S.A.	5,366
189,266	*,e	Emerald Oil, Inc	227
1,066,753		Empresas COPEC S.A.	12,038
119,029	e	Enbridge Income Fund	4,134
1,016,269	e	Enbridge, Inc	52,257
1,637,437		EnCana Corp	22,790
175,649		Enerflex Ltd	2,478
225,883		Energen Corp	14,402
4,204,600		Energy Absolute PCL (Foreign)	3,174
1,307,200		Energy Earth PCL	190
1,177,651	*,e	Energy Resources of Australia Ltd	1,250
333,413	e	Energy XXI Bermuda Ltd	1,087
167,857	e	Enerplus Resources Fund	1,617
2,997,977		ENI S.p.A.	52,514
1,479,556	*	Enquest plc (London)	816
3,040	e	Ensco plc	91
138,533		Ensign Energy Services, Inc	1,216
163,652		Enterprise Products Partners LP	5,911
3,487,549		EOG Resources, Inc	321,099
642,876	*,e	EP Energy Corp	6,712
395,390		EQT Corp	29,931
70,988	*	Era Group, Inc	1,501
192,107		ERG S.p.A.	2,151
282,600		Essential Energy Services Ltd	333
2,755	*	Esso SA Francaise	107
1,358,000	*	Esso Thailand PCL (Foreign)	188
96,891	*	Etablissements Maurel et Prom	906
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,500		Eurasia Drilling Co Ltd (GDR)	$401
84,328	*,e	Euronav NV	1,058
53,074		Evolution Petroleum Corp	394
472,092	e	EXCO Resources, Inc	1,024
31,625		Exmar NV	393
204,687		Exterran Holdings, Inc	6,669
240,902	e	Exxaro Resources Ltd	2,150
15,251,080	d	Exxon Mobil Corp	1,409,962
1,331,960	e	Ezion Holdings Ltd	1,125
733,408	e	Ezra Holdings Ltd	290
233,657	*	Faroe Petroleum plc	220
1,025,270	*	FMC Technologies, Inc	48,024
71,001	*,e	FMSA Holdings, Inc	491
1,916,306		Formosa Petrochemical Corp	4,157
234,320	*	Forum Energy Technologies, Inc	4,857
66,705	e	Frank’s International NV	1,109
35,992	e	Fred Olsen Energy ASA	329
176,042	e	Freehold Royalty Trust	2,897
239,104	*,e	Frontline Ltd	600
79,409		Fugro NV	1,649
167,374	*,e	FX Energy, Inc	259
276,198	e	Galp Energia SGPS S.A.	2,805
145,355	e	GasLog Ltd	2,958
190,787	*	Gastar Exploration, Inc	460
8,340,444		Gazprom OAO (ADR)	38,396
66,208		Gazpromneft OAO (ADR)	746
18,882		Gaztransport Et Technigaz S.A.	1,117
12,330,000	*	Genesis Energy Holdings Ltd	269
56,945	*,e	Geospace Technologies Corp	1,509
655,229		Gibson Energy, Inc	15,335
33,908	*,e	Glori Energy, Inc	142
62,727	e	Golar LNG Ltd	2,288
96,232	*,e	Goodrich Petroleum Corp	427
78,092		Great Eastern Shipping Co Ltd	446
110,251		Green Plains Renewable Energy, Inc	2,732
120,487	*	Grupa Lotos S.A.	868
46,970	*	Grupa Lotos S.A. (ALLT)	357
88,951		GS Holdings Corp	3,238
148,448	*	Gujarat Mineral Development Corp Ltd	303
46,833	*	Gulf International Services OSC	1,253
54,568		Gulf Island Fabrication, Inc	1,058
944,956	*,e	Gulf Keystone Petroleum Ltd	1,004
97,087	e	Gulfmark Offshore, Inc	2,371
128,475	*	Gulfport Energy Corp	5,363
913,507	*,e	Halcon Resources Corp	1,626
36,906	e	Hallador Petroleum Co	406
3,195,284		Halliburton Co	125,671
1,760		Hankook Shell Oil Co Ltd	650
33,413		Hargreaves Services plc	333
143,557	*,e	Harvest Natural Resources, Inc	260
362,527	*	Helix Energy Solutions Group, Inc	7,867
265	*	Hellenic Petroleum S.A.	1
198,134		Helmerich & Payne, Inc	13,358
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
557,142	*,e	Hercules Offshore, Inc	$557
1,190,903		Hess Corp	87,912
235,000	*	Hibiscus Petroleum BHD	57
727,000	e	Hilong Holding Ltd	168
340,400	*	Hindustan Petroleum Corp Ltd	2,935
39,593	*,e	Hoegh LNG Holdings Ltd	437
677,877		Holly Corp	25,407
2,427,000	e	Honghua Group Ltd	309
1,241,663	*,e	Horizon Oil Ltd	160
128,363	*,e	Hornbeck Offshore Services, Inc	3,205
143,203		Hunting plc	1,178
605,250	e	Husky Energy, Inc	14,326
550,600	*	Icon Offshore BHD	116
33,100	*	Idemitsu Kosan Co Ltd	547
204,789	*,e	IGAS Energy plc	112
806,028		Imperial Oil Ltd	34,723
17,143	*,e	Independence Contract Drilling, Inc	90
1,612,559		Inner Mongolia Yitai Coal Co	2,308
564,553		Inpex Holdings, Inc	6,285
666,796	e	Inter Pipeline Ltd	20,627
649,198	*,e	ION Geophysical Corp	1,785
96,673	*	Ipek Matbacilik Sanayi Ve Ticaret AS	65
15,549,607		IRPC PCL (Foreign)	1,441
2,767	*,e	Isramco, Inc	382
357,400	*	Ithaca Energy, Inc	366
151,953		Itochu Enex Co Ltd	1,071
5,700	e	Japan Drilling Co Ltd	202
90,400		Japan Petroleum Exploration Co	2,840
911,087		John Wood Group plc	8,428
89,327	*,e	Jones Energy, Inc (Class A)	1,019
3,035,707	e	JX Holdings, Inc	11,814
231,647	*,e	Karoon Gas Australia Ltd	453
95,073	*	Kelt Exploration Ltd	573
483,413	*	Key Energy Services, Inc	807
429,835	e	Keyera Corp	29,994
4,461,454		Kinder Morgan, Inc	188,764
1,429,437	*	KNM Group BHD	199
61,999		Koninklijke Vopak NV	3,217
162,183	*	Kosmos Energy LLC	1,361
281,000	*,e	KrisEnergy Ltd	133
171,565		Kvaerner ASA	203
363,031	*,e	Laredo Petroleum Holdings, Inc	3,757
170,000	*	Legacy Oil & Gas, Inc	316
228,534	e	Lightstream Resources Ltd	234
395,600	*,e	Liquefied Natural Gas Ltd	774
497,835	e	Long Run Exploration Ltd	643
72,889		Lubelski Wegiel Bogdanka S.A.	1,983
777,255		LUKOIL (ADR)	30,752
58,065	*,e	Lundin Petroleum AB	831
62,843		Magellan Midstream Partners LP	5,195
789,000	*,e	Magnum Hunter Resources Corp	2,477
3,367,615		Marathon Oil Corp	95,270
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,684,278		Marathon Petroleum Corp	$152,023
110,377	*	Maridive & Oil Services SAE	61
841,475	*,e	Matador Resources Co	17,023
161,903	*	Matrix Service Co	3,614
114,953	e	Maurel & Prom Nigeria	422
818,411	*,e	McDermott International, Inc	2,382
88,997	*	MEG Energy Corp	1,498
95,953	*	Memorial Resource Development Corp	1,730
189,658	*,e	Midstates Petroleum Co, Inc	286
2,330,000	e	MIE Holdings Corp	246
105,019	*,e	Miller Petroleum, Inc	131
44,815	*	Mitcham Industries, Inc	266
21,000	e	Modec, Inc	353
110,952		MOL Hungarian Oil and Gas plc	4,870
84,112		Motor Oil Hellas Corinth Refineries S.A.	662
190,467	e	Mullen Group Ltd	3,494
410,593		Murphy Oil Corp	20,743
1,032,070		Nabors Industries Ltd	13,396
36,207	*	Naphtha Israel Petroleum Corp Ltd	179
1,361,113		National Oilwell Varco, Inc	89,194
42,770	*	Natural Gas Services Group, Inc	985
282,341		Navios Maritime Acq Corp	1,025
187,935		Neste Oil Oyj	4,562
2,398,675	e	New Zealand Oil & Gas Ltd	1,179
671,209	*	Newfield Exploration Co	18,203
4,824,000	e	Newocean Energy Holdings Ltd	1,852
296,264	*	Newpark Resources, Inc	2,826
266,000		Nippon Coke & Engineering Co Ltd	249
3,235	e	Noble Corp plc	54
1,302,839		Noble Energy, Inc	61,794
41,389	e	Nordic American Offshore Ltd	508
320,670	e	Nordic American Tanker Shipping	3,229
494,310	e	North Atlantic Drilling Ltd	806
31,900		Northern Blizzard Resources, Inc	217
221,657	*,e	Northern Oil And Gas, Inc	1,252
114,679		NovaTek OAO (GDR)	8,931
49,682	*,e	Nuverra Environmental Solutions, Inc	276
439,474	*	NuVista Energy Ltd	2,803
434,022	*,e	Oasis Petroleum, Inc	7,179
1,512,240		Occidental Petroleum Corp	121,902
103,380		Ocean Yield ASA	610
223,199		Oceaneering International, Inc	13,126
122,707	e	Odfjell Drilling Ltd	219
291,721		Oil India Ltd	2,652
1,168,848	*	Oil Refineries Ltd	310
1,821,751		Oil Search Ltd	11,682
72,866	*	Oil States International, Inc	3,563
134,382	e	OMV AG.	3,568
533,830		Oneok, Inc	26,579
572,027	*	Ophir Energy plc	1,257
1,268,551		Origin Energy Ltd	12,002
380,000	*	Pacc Offshore Services Holdings Ltd	156
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
127,881	*,e	Pacific Ethanol, Inc	$1,321
3,090,000	e	Pacific Radiance Ltd	1,838
823,416	e	Pacific Rubiales Energy Corp (Toronto)	5,096
100,343	*	Painted Pony Petroleum Ltd	799
1,818,331	*,e	Paladin Resources Ltd	527
35,962		Panhandle Oil and Gas, Inc (Class A)	837
293	e	Paragon Offshore plc	1
72,877	*	Paramount Resources Ltd (Class A)	1,764
114,271	*	Parex Resources, Inc	746
427,863	*	Parker Drilling Co	1,314
230,586	e	Parkland Income Fund	4,315
243,943	*,e	Parsley Energy, Inc	3,893
158,298		Pason Systems, Inc	2,983
690,226		Patterson-UTI Energy, Inc	11,451
5,398		Paz Oil Co Ltd	698
563,137		PBF Energy, Inc	15,002
124,581	*,e	PDC Energy, Inc	5,141
137,017	e	Peabody Energy Corp	1,061
832,459	e	Pembina Pipeline Income Fund	30,338
589,188	e	Pengrowth Energy Trust	1,856
227,310	*,e	Penn Virginia Corp	1,518
733,272	e	Penn West Energy Trust	1,534
455,480		Perdana Petroleum BHD	144
901,700	*	Perisai Petroleum Teknologi BHD	117
88,780		Petrofac Ltd	967
378,000	e	Petro-King Oilfield Services Ltd	52
4,390,176		Petroleo Brasileiro S.A.	15,838
7,196,482		Petroleo Brasileiro S.A. (Preference)	27,127
231,526	e	Petroleum Geo-Services ASA	1,303
397,359		Petronas Dagangan BHD	1,947
222,583	*	Petroquest Energy, Inc	832
926,251	e	Peyto Exploration & Development Corp	26,684
50,000	*,m	Peyto Exploration & Development Corp (New)	1,440
43,819	*,e	PHI, Inc	1,639
2,168,980		Phillips 66	155,516
82,024	e	PHX Energy Services Corp	528
347,207	*	Pioneer Energy Services Corp	1,924
376,573		Pioneer Natural Resources Co	56,053
249,666		Plains GP Holdings LP	6,411
4,746,592		Polish Oil & Gas Co	5,919
429,328		Polski Koncern Naftowy Orlen S.A.	5,871
100,100	*,m	Poseidon Concepts Corp	1
140,604	e	PrairieSky Royalty Ltd	3,703
342,800		Precision Drilling Trust	2,083
1,676,756		Premier Oil plc	4,337
36,413	*,e	Profire Energy, Inc	83
250,843	e	ProSafe ASA	771
22,049,000	*	PT Benakat Petroleum Energy	215
3,282,800		PT Elnusa	181
104,758,800	*	PT Energi Mega Persada Tbk	842
1,182,500		PT Golden Eagle Energy Tbk	170
3,748,500		PT Harum Energy Indonesia Tbk	501
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,718,300	*	PT Indika Energy Tbk	$71
1,179,280		PT Indo Tambangraya Megah	1,455
3,389,200		PT Medco Energi Internasional Tbk	1,039
21,194,100	*	PT Sugih Energy Tbk	730
6,394,027		PT Tambang Batubara Bukit Asam Tbk	6,404
1,187,900		PTT Exploration & Production PCL (ADR)	4,023
4,401,484		PTT Exploration & Production PCL (Foreign)	14,905
268,900		PTT PCL (ADR)	2,634
2,749,419		PTT PCL (Foreign)	26,934
370,400		QGEP Participacoes S.A.	1,003
388,607	*,e	Quadrise Fuels International plc	151
221,745		Questar Market Resources, Inc	4,484
608,620	*	Raging River Exploration, Inc	3,845
267,035		Range Resources Corp	14,273
2,162,943		Reliance Industries Ltd	30,415
114,697	*	Renewable Energy Group, Inc	1,114
995,386	e	Repsol YPF S.A.	18,634
274,786	*,e	Resolute Energy Corp	363
144,639	*,e	Rex Energy Corp	738
725,000	*	Rex International Holding Ltd	207
47,466	*	Rex Stores Corp	2,941
105,335	*	Rice Energy, Inc	2,209
31,991	*	RigNet, Inc	1,313
56,777	*,e	Ring Energy, Inc	596
130,850	*	RMP Energy Inc	516
310,568	*	Rockhopper Exploration plc	318
205,737	*	Rosetta Resources, Inc	4,590
1,479,177		Rosneft Oil Co (GDR)	5,157
485,331		Rowan Cos plc	11,318
8,984,004		Royal Dutch Shell plc (A Shares)	299,822
4,937,740		Royal Dutch Shell plc (B Shares)	170,604
542,964	e	RPC, Inc	7,080
847,904	*,e	RSP Permian, Inc	21,316
70,758	*	Saipem S.p.A.	742
279,422	*	Salamander Energy plc	283
51,000		San-Ai Oil Co Ltd	342
153,847	*,e	Sanchez Energy Corp	1,429
597,776	*,e	SandRidge Energy, Inc	1,088
222,304		Santos Ltd	1,485
4,495,618		Sapurakencana Petroleum BHD	2,974
325,925	*,e	Saras S.p.A.	328
1,076,153		Sasol Ltd	40,165
201,382	e	Savanna Energy Services Corp	586
199,992	*,e	SBM Offshore NV	2,352
4,657,377		Schlumberger Ltd	397,787
11,906	e	Schoeller-Bleckmann Oilfield Equipment AG.	864
595,700	*	Scomi Energy Services BHD	98
625,848	e	Scorpio Tankers, Inc	5,439
65,747	*	SEACOR Holdings, Inc	4,853
110,956	e	Seadrill Ltd	1,325
234,105	e	Seadrill Ltd (Oslo Exchange)	2,709
125,800		Secure Energy Services, Inc	1,838
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
168,913		SemGroup Corp	$11,552
972,670	*,e	Senex Energy Ltd	253
50	*,m	Serval Integrated Energy Services	0	^
485,604	*	Seven Generations Energy Ltd	7,310
14,004	*	Seventy Seven Energy, Inc	76
317,200	*	Shandong Molong Petroleum Machinery Co Ltd	124
68,953		ShawCor Ltd	2,516
51,040	*	Shell Midstream Partners LP	2,092
39,400		Shinko Plantech Co Ltd	276
202,115	e	Ship Finance International Ltd	2,854
925,754	e	Showa Shell Sekiyu KK	9,119
1,133,800		Siamgas & Petrochemicals PCL (Foreign)	326
85,000		Sinanen Co Ltd	314
1,244,000	e	Sinopec Kantons Holdings Ltd	991
121,876		SK Energy Co Ltd	9,387
13,991		SK Gas Co Ltd	1,232
456,903		Soco International plc	2,133
79,520		S-Oil Corp	3,494
468,270	*,e	Songa Offshore SE	93
1,313,833	*	Southwestern Energy Co	35,855
267,101	*,e	Spartan Energy Corp	641
536,495		Spectra Energy Corp	19,475
103,722	*	Sprott Resource Corp	168
822,000	e	SPT Energy Group, Inc	151
168,700	e	Spyglass Resources Corp	48
132,167		St. Mary Land & Exploration Co	5,099
1,660,194		Statoil ASA	29,231
194,248	*	Stone Energy Corp	3,279
74,677	e	Subsea 7 S.A.	764
1,663,876	e	Suncor Energy, Inc	52,846
134,778		Suncor Energy, Inc (NY)	4,283
527,212	*,e	Sundance Energy Australia Ltd	225
395,474		Superior Energy Services	7,969
446,683	e	Surge Energy, Inc	1,415
1,848,227		Surgutneftegaz (ADR)	7,823
284,500		Surgutneftegaz (ADR) (London)	1,181
158,600	*,e	Swift Energy Co	642
189,773	*,e	Synergy Resources Corp	2,380
982,080	e	Talisman Energy, Inc (Toronto)	7,692
158,018	e	Targa Resources Investments, Inc	16,758
336,622		Tatneft (GDR)	8,255
236,586		Technip S.A.	14,093
55,448		Tecnicas Reunidas S.A.	2,424
71,492		Teekay Corp	3,638
214,989	e	Teekay Tankers Ltd (Class A)	1,088
177,786		Tenaris S.A.	2,687
118,120		Tesco Corp	1,514
338,051		Tesoro Corp	25,134
182,404	*	Tethys Oil AB	1,418
261,635	*	Tetra Technologies, Inc	1,748
331,261	e	TGS Nopec Geophysical Co ASA	7,154
1,513,057		Thai Oil PCL (Foreign)	1,925
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
95,076	e	Tidewater, Inc	$3,081
84,203		TMK OAO (GDR)	198
298,335	e	TonenGeneral Sekiyu KK	2,547
85,031	e	TORC Oil & Gas Ltd	564
57,906		Total Energy Services, Inc	647
4,584,777		Total S.A.	234,887
210,577	*	Tourmaline Oil Corp	7,014
103,000	e	Toyo Kanetsu K K	209
95,159	*,e	TransAtlantic Petroleum Ltd	513
1,726,651	e	TransCanada Corp	84,861
234,533		TransGlobe Energy Corp	973
121,323	e	Transocean Ltd	2,226
240,239	*,e	Triangle Petroleum Corp	1,148
163,349	e	Trican Well Service Ltd	783
135,322	e	Trilogy Energy Corp	921
407,066		Trinidad Drilling Ltd	1,822
602,982		Tullow Oil plc	3,886
405,939		Tupras Turkiye Petrol Rafine	9,604
336,118	e	Twin Butte Energy Ltd	237
198,731	*,e	Ultra Petroleum Corp	2,615
486,693		Ultrapar Participacoes S.A.	9,420
215,051	*	Unit Corp	7,333
163,842	*	Vaalco Energy, Inc	747
3,607,910		Valero Energy Corp	178,592
721,020	*,e	Vantage Drilling Co	352
299,631	e	Veresen, Inc	4,735
161,488	e	Vermilion Energy, Inc	7,923
27,305	*,e	Vertex Energy, Inc	114
138,111	e	W&T Offshore, Inc	1,014
4,702,515		Wah Seong Corp BHD	1,617
246,486	*,e	Warren Resources, Inc	397
1,430,262	*	Weatherford International Ltd	16,377
241,500	e	Western Energy Services Corp	1,249
394,622		Western Refining, Inc	14,909
50,234	*	Westmoreland Coal Co	1,668
260,000	e	Whitecap Resources, Inc	2,560
763,284	*,e	Whitehaven Coal Ltd	865
461,715	*	Whiting Petroleum Corp	15,237
174,222	*	Willbros Group, Inc	1,092
4,204,272		Williams Cos, Inc	188,940
1,996,848		Woodside Petroleum Ltd	61,757
136,953		World Fuel Services Corp	6,427
144,812		WorleyParsons Ltd	1,186
245,469	*	WPX Energy, Inc	2,855
5,930,000	*,e	Yanchang Petroleum International Ltd	267
3,636,861	e	Yanzhou Coal Mining Co Ltd	3,081
639,958	e	Z Energy Ltd	2,307
		TOTAL ENERGY	8,925,730

FOOD & STAPLES RETAILING - 1.9%
769,100	*	7-Eleven Malaysia Holdings BHD	330
387,702		Aeon Co Ltd	3,896
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,300		Ain Pharmaciez Inc	$582
7,088	*	Al Meera Consumer Goods Co	386
1,320,083		Alimentation Couche Tard, Inc	55,323
343,354		Almacenes Exito S.A.	4,219
132,089	*	Andersons, Inc	7,019
90,679		Arcs Co Ltd	1,872
38,521	e	Axfood AB	2,299
8,700		Belc Co Ltd	264
10,333	*	BGF retail Co Ltd	719
244,679		BIM Birlesik Magazalar AS	5,232
27,122		Bizim Toptan Satis Magazalari AS	221
3,339,810		Booker Group plc	8,484
318,828	*	Brazil Pharma S.A.	311
678,132		Carrefour S.A.	20,637
107,857	e	Casey’s General Stores, Inc	9,742
176,315		Casino Guichard Perrachon S.A.	16,215
36,200		Cawachi Ltd	537
2,531,575		Centros Comerciales Sudamericanos S.A.	6,316
52,548	*,e	Chefs’ Warehouse Holdings, Inc	1,211
1,419,655		China Resources Enterprise	2,966
316,006		Cia Brasileira de Distribuicao Grupo Pao de Acucar	11,725
7,225	*	CJ Freshway Corp	302
292,700	e	Clicks Group Ltd	2,046
54,260		Cocokara Fine Holdings, Inc	1,343
66,832		Colruyt S.A.	3,107
970,412		Controladora Comercial Mexicana S.A. de C.V.	3,432
3,558,000		Cosco Capital, Inc	684
9,600		Cosmos Pharmaceutical Corp	1,312
1,617,097		Costco Wholesale Corp	229,224
5,367,809		CP Seven Eleven PCL (Foreign)	6,901
10,700		Create SD Holdings Co Ltd	342
5,565,696		CVS Corp	536,032
6,200		Daikokutenbussaan Co Ltd	178
481,975		Delhaize Group	35,100
271,655	*	Diplomat Pharmacy, Inc	7,435
199,895		Distribuidora Internacional de Alimentacion S.A.	1,355
55,862		Dongsuh Co, Inc	1,134
43,981		E-Mart Co Ltd	8,139
77,711		Empire Co Ltd	5,861
81,642		Eurocash S.A.	874
56,971	*,e	Fairway Group Holdings Corp	179
65,781		FamilyMart Co Ltd	2,478
117,993	*,e	Fresh Market, Inc	4,861
69,228		George Weston Ltd	5,980
216,681		Greggs plc	2,471
20,260		Growell Holdings Co Ltd	600
724,013	*	Grupo Comercial Chedraui S.a. DE C.V.	2,076
538,003		Hakon Invest AB	20,949
112,600		Heiwado Co Ltd	2,173
3,032	*	Indiabulls Wholesale Service	1
45,102		Ingles Markets, Inc (Class A)	1,673
4,200		Itochu-Shokuhin Co Ltd	132
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,750,915	e	J Sainsbury plc	$14,324
208,940		Jean Coutu Group PJC, Inc	5,091
487,095	e	Jeronimo Martins SGPS S.A.	4,881
123,500		Kasumi Co Ltd	1,040
20,400		Kato Sangyo Co Ltd	384
161,948		Kesko Oyj (B Shares)	5,890
2,341,907		Koninklijke Ahold NV	41,622
3,505,577	e	Kroger Co	225,093
7,500		Kusuri No Aoki Co Ltd	408
493,219		Lawson, Inc	29,804
60,000	*	Lenta Ltd (ADR)	406
437,000	*,e	Lianhua Supermarket Holdings Co Ltd	219
77,875	e	Liberator Medical Holdings, Inc	226
23,400	e	Liquor Stores Income Fund	310
246,246		Loblaw Cos Ltd	13,177
412,676		Magnit OAO (GDR)	18,650
70,345	e	Majestic Wine plc	446
35,359		MARR S.p.A.	627
120,233	e	Maruetsu, Inc	526
100,120		Massmart Holdings Ltd	1,227
132,200		Matsumotokiyoshi Holdings Co Ltd	3,791
3,972,100	e	Metcash Ltd	5,986
200,011	*	Metro AG.	6,114
244,476		Metro, Inc	19,633
14,100		Ministop Co Ltd	187
24,922	*,e	Natural Grocers by Vitamin C	702
65,319	e	North West Co Fund	1,473
50,000		Okuwa Co Ltd	384
237,000	e	Olam International Ltd	360
104,631	*,e	Pantry, Inc	3,878
330,311	e	Pick’n Pay Holdings Ltd	667
511,946		Pick’n Pay Stores Ltd	2,315
1,377,980		President Chain Store Corp	10,643
53,740	e	Pricesmart, Inc	4,902
224,453		Raia Drogasil S.A.	2,141
23,316		Rallye S.A.	817
6,680		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	245
2,871,376	*	Rite Aid Corp	21,593
5,599,590		Robinsons Retail Holdings, Inc	9,476
135,372	*,e	Roundy’s, Inc	655
12,379		Ryoshoku Ltd	269
45,400		S Foods, Inc	898
199,624		Safeway, Inc	7,011
17,000		San-A Co Ltd	574
860,721		Seven & I Holdings Co Ltd	30,961
2,688,000		Sheng Siong Group Ltd	1,396
516,681		Shoprite Holdings Ltd	7,478
79,287		Shufersal Ltd	169
5,787	*	Smart & Final Stores, Inc	91
3,168,947		Sonae SPGS S.A.	3,900
385,403		Spar Group Ltd	5,352
131,574		Spartan Stores, Inc	3,439
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
669,555	*,e	Sprouts Farmers Market, Inc	$22,751
40,700		Sugi Pharmacy Co Ltd	1,661
2,900,883	e	Sun Art Retail Group Ltd	2,884
51,500		Sundrug Co Ltd	2,105
694,256	*	Supervalu, Inc	6,734
892,765	e	Sysco Corp	35,434
789,000		Taiwan TEA Corp	454
7,640,418		Tesco plc	22,277
36,076		Tsuruha Holdings, Inc	2,087
182,119	*,e	United Natural Foods, Inc	14,082
766,300	e	UNY Co Ltd	3,901
134,000		Valor Co Ltd	2,373
25,136		Village Super Market (Class A)	688
2,312,372		Walgreens Boots Alliance, Inc	176,203
15,294,696		Wal-Mart de Mexico S.A. de C.V. (Series V)	32,883
3,438,367		Wal-Mart Stores, Inc	295,287
49,082		Weis Markets, Inc	2,347
1,571,175		Wesfarmers Ltd	53,196
450,149	e	Whole Foods Market, Inc	22,697
3,010,639		WM Morrison Supermarkets plc	8,590
1,439,235		Woolworths Ltd	35,764
621,799	*,e	Wumart Stores, Inc	531
8,600		Yaoko Co Ltd	496
41,800		Yokohama Reito Co Ltd	280
		TOTAL FOOD & STAPLES RETAILING	2,316,436

FOOD, BEVERAGE & TOBACCO - 4.9%
110,546	*,e	22nd Century Group, Inc	182
426,996	*,e	a2 Milk Co Ltd	192
29,020	e	AarhusKarlshamn AB	1,547
22,549	*	Advanta Ltd	127
64,209	e	AGT Food & Ingredients, Inc	1,522
161,711		Agthia Group PJSC	273
609,865		Ajinomoto Co, Inc	11,354
11,201	e	Alico, Inc	560
305,931	*	Alliance One International, Inc	483
7,931,015		Altria Group, Inc	390,761
8,311,208		AMBEV S.A.	51,120
34,255		Amsterdam Commodities NV	787
221,593	*	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,152
68,017	e	Anheuser-Busch InBev NV (ADR)	7,640
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
273,000		Anhui Gujing Distillery Co Ltd	837
358,216	*	AquaChile S.A.	233
2,819,712		Archer Daniels Midland Co	146,625
19,500		Ariake Japan Co Ltd	474
26,142		Aryzta AG.	2,009
500,214		Asahi Breweries Ltd	15,475
1,040,624	*,e	Asian Citrus Holdings Ltd	118
1,475,270		Associated British Foods plc	72,125
95,034		Astral Foods Ltd	1,437
9,938		Atria Group plc	80
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
273,784		Austevoll Seafood ASA	$1,697
396,226	*	Australian Agricultural Co Ltd	479
760,531		AVI Ltd	5,095
155,826	e	B&G Foods, Inc (Class A)	4,659
125,753		Bakkafrost P	2,825
265,272	*	Balrampur Chini Mills Ltd	250
2,341		Barry Callebaut AG.	2,400
122,664		Bega Cheese Ltd	513
35,357	*,e	Belvedere S.A.	462
6,437		Binggrae Co Ltd	441
236,799	e	Biostime Internatonal Holdings Ltd	485
25,836	e	Bonduelle S.C.A.	626
23,484	*,e	Boston Beer Co, Inc (Class A)	6,800
170,781	*	Boulder Brands, Inc	1,889
471,200		Boustead Plantations BHD	195
1,369,848		BRF S.A.	32,692
32,635		Britannia Industries Ltd	947
281,448		British American Tobacco Malaysia BHD	5,213
2,938,182		British American Tobacco plc	159,223
6,685,765		Britvic plc	69,923
547,774	e	Brown-Forman Corp (Class B)	48,116
909,000	e	Bumitama Agri Ltd	716
719,690		Bunge Ltd	65,427
368,696		C&C Group plc	1,615
38,359		Calavo Growers, Inc	1,814
113,000		Calbee, Inc	3,892
119,613	e	Cal-Maine Foods, Inc	4,668
425,853		Campbell Soup Co	18,738
53,460		Carlsberg AS (Class B)	4,106
313,200		Carlsberg Brewery-Malay BHD	1,047
706,000		Changshouhua Food Co Ltd	547
8,797,700		Charoen Pokphand Foods PCL	7,241
2,660,611		China Agri-Industries Holdings Ltd	1,092
6,954,296	e	China Huishan Dairy Holdings Co Ltd	1,204
676,000	*	China Huiyuan Juice Group Ltd	252
1,621,360		China Mengniu Dairy Co Ltd	6,676
2,248,107	*,e	China Modern Dairy Holdings	637
1,628,000	*,e	China Yurun Food Group Ltd	659
164,933	*	Chiquita Brands International, Inc	2,385
337,605		Cia Cervecerias Unidas S.A.	3,201
8,968		CJ CheilJedang Corp	2,499
20,100		Clearwater Seafoods, Inc	205
237,061	*	Cloetta AB	684
315,086		Clover Industries Ltd	507
1,102,561		Coca-Cola Amatil Ltd	8,324
21,279		Coca-Cola Bottling Co Consolidated	1,873
84,898	e	Coca-Cola Central Japan Co Ltd	1,296
11,032,220		Coca-Cola Co	465,781
396,359		Coca-Cola Embonor S.A.	590
804,999		Coca-Cola Enterprises, Inc	35,597
458,020	e	Coca-Cola Femsa S.A. de C.V.	3,931
212,905		Coca-Cola HBC AG.	4,054
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
186,010		Coca-Cola Icecek AS	$4,023
117,300	e	Coca-Cola West Japan Co Ltd	1,618
1,032,600	*,e	Cofco International Ltd	354
1,516,281	e	ConAgra Foods, Inc	55,011
963,370	*	Constellation Brands, Inc (Class A)	94,574
59,843		Corbion NV	994
138,803		Cott Corp	957
28,831	*	Craft Brewers Alliance, Inc	385
728		Crown Confectionery Co Ltd	124
1,174		Dae Han Flour Mills Co Ltd	165
67,018		Daesang Corp	2,029
209,225		Dairy Crest Group plc	1,621
556,812	*	Darling International, Inc	10,112
311,232		Davide Campari-Milano S.p.A.	1,943
557,167	e	Dean Foods Co	10,798
494,999	*,e	Deoleo S.A.	225
242,966		Devro plc	1,147
2,058,741		Diageo plc	58,977
264,752	*,e	Diamond Foods, Inc	7,474
4,324		Dongwon F&B Co Ltd	1,147
2,451		Dongwon Industries Co Ltd	691
1,230,352	e	Dr Pepper Snapple Group, Inc	88,192
8,900		Dydo Drinco, Inc	370
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
82,451	e	Ebro Puleva S.A.	1,363
252,298		Embotelladora Andina S.A.	714
890,133	*	Embotelladoras Arca SAB de C.V.	5,631
4,486		Emmi AG.	1,569
64,200		Ezaki Glico Co Ltd	2,244
19,928	*	Farmer Bros Co	587
12,473	*	Farmsco	152
2,136,799		Felda Global Ventures Holdings BHD	1,328
1,468,000	e	First Resources Ltd	2,064
294,923		Flowers Foods, Inc	5,660
3,452,630	*	Fomento Economico Mexicano S.A. de C.V.	30,628
133,250		Fonterra Shareholders’ Fund	624
127,091	e	Fresh Del Monte Produce, Inc	4,264
24,745	*,e	Freshpet, Inc	422
69,473		Fuji Oil Co Ltd	888
33,832		Fujicco Co Ltd	563
110,000		Fujiya Co Ltd	179
1,822,051		General Mills, Inc	97,170
187,114		Genting Plantations BHD	532
1,941,500		GFPT PCL (Foreign)	1,042
197,167		Glanbia plc	3,025
9,530		GlaxoSmithKline Consumer Healthcare Ltd	885
3,608,000	e	GMG Global Ltd	168
8,020,354		Golden Agri-Resources Ltd	2,776
1,886,250		Goodman Fielder Ltd	986
204,218		GrainCorp Ltd-A	1,370
2,643,272		Great Wall Enterprise Co	2,298
1,079,946		Greencore Group plc	4,797
578,236		Groupe Danone	37,804
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
702,000		Gruma SAB de C.V.	$7,485
3,204,743	*,e	Grupo Bimbo S.A. de C.V. (Series A)	8,841
360,300	*,e	Grupo Herdez SAB de C.V.	865
649,600	*,e	Grupo Lala SAB de C.V.	1,252
189,810	*,e	Hain Celestial Group, Inc	11,064
59,780	*	Harim & Co Ltd	230
120,979		Heineken Holding NV	7,573
593,927		Heineken NV	42,173
487,767		Hershey Co	50,694
381,500		Hey Song Corp	455
19,737		High Liner Foods, Inc	385
8,930		Hite Holdings Co Ltd	98
59,584		HKScan Oyj	236
21,700		Hokuto Corp	361
956,000	g	Honworld Group Ltd	510
348,310		Hormel Foods Corp	18,147
67,452		House Foods Corp	1,164
638,100		Ichitan Group PCL	384
302,600		IJM Plantations BHD	313
505,294		Illovo Sugar Ltd	1,065
2,380,000	*,e	Imperial Pacific International Holdings Ltd	516
1,979,674		Imperial Tobacco Group plc	87,144
650,542		InBev NV	73,213
1,230,978	e	Indofood Agri Resources Ltd	670
2,678,477		Indofood CBP Sukses Makmur Tbk	2,825
306,300	*,e	Industrias Bachoco SAB de C.V.	1,286
469,917		Ingredion, Inc	39,868
42,311	*	Inventure Foods, Inc	539
7,314,983		IOI Corp BHD	10,039
3,469,397		ITC Ltd	20,211
61,600	e	Ito En Ltd	1,116
527,000		Itoham Foods, Inc	2,774
74,651		J&J Snack Foods Corp	8,120
139,085		J.M. Smucker Co	14,045
2,270,830		Japan Tobacco, Inc	62,500
378,000	*	Japfa Ltd	156
2,549,493		JBS S.A.	10,742
29,916		Jinro Ltd	628
27,423		John B. Sanfilippo & Son, Inc	1,248
288,000		J-Oil Mills, Inc	934
735,745	*	Juhayna Food Industries	970
80,073	e	Kagome Co Ltd	1,218
12,000		Kameda Seika Co Ltd	369
1,183,500		Kaset Thai International Sugar Corp PCL	417
24,764		Kaveri Seed Co Ltd	301
434,673		Kellogg Co	28,445
64,671	*	Kernel Holding S.A.	516
674,243		Kerry Group plc (Class A)	46,581
668,991		Keurig Green Mountain, Inc	88,571
18,100		KEY Coffee, Inc	252
1,424,000		Khon Kaen Sugar Industry PCL	511
117,671		Kikkoman Corp	2,884
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
123,500		Kim Loong Resources BHD	$95
356,465	e	Kirin Brewery Co Ltd	4,429
92,444		Koninklijke Wessanen NV	585
3,276,279		Kraft Foods Group, Inc	205,292
274,453		KT&G Corp	19,056
523,895		Kuala Lumpur Kepong BHD	3,416
3,340		KWS Saat AG.	1,091
94,675		Lancaster Colony Corp	8,865
170,170		Lance, Inc	5,199
64,289		Leroy Seafood Group ASA	2,346
502,987		Lien Hwa Industrial Corp	325
15,683	*,e	Lifeway Foods, Inc	291
32,131	e	Limoneira Co	803
596		Lindt & Spruengli AG.	2,947
32		Lindt & Spruengli AG. (Registered)	1,846
1,483,126		Lorillard, Inc	93,348
726		Lotte Chilsung Beverage Co Ltd	986
845		Lotte Confectionery Co Ltd	1,369
812		Lotte Samkang Co Ltd	429
34,946		M Dias Branco S.A.	1,196
7,158		Maeil Dairy Industry Co Ltd	240
512,600		Malayan Flour Mills BHD	226
104,469	e	Maple Leaf Foods, Inc	1,751
340,500	*	Marfrig Global Foods S.A.	781
283,000		Marudai Food Co Ltd	972
42,200		Maruha Nichiro Corp	631
197,756	e	McCormick & Co, Inc	14,693
69,100		McLeod Russel India Ltd	257
950,428		Mead Johnson Nutrition Co	95,556
143,600		Megmilk Snow Brand Co Ltd	1,714
109,820		MEIJI Holdings Co Ltd	9,991
142,400	*	Minerva S.A.	530
263,000		Mitsui Sugar Co Ltd	864
582,353		Molson Coors Brewing Co (Class B)	43,397
6,778,080		Mondelez International, Inc	246,214
1,064,771	*	Monster Beverage Corp	115,368
474,302		Morinaga & Co Ltd	1,244
189,000		Morinaga Milk Industry Co Ltd	653
16,986	*	Muhak Co Ltd	581
813,893	*	Multiexport Foods S.A.	174
543,000		Namchow Chemical Industrial Ltd	945
631		Namyang Dairy Products Co Ltd	368
41,624	*	National Beverage Corp	942
5,912	e	Naturex	358
32,129		Nestle India Ltd	3,250
4,695,564		Nestle S.A.	342,311
411,000		Nichirei Corp	1,860
239,000		Nippon Beet Sugar Manufacturing Co Ltd	413
310,000		Nippon Flour Mills Co Ltd	1,378
1,130,705		Nippon Meat Packers, Inc	24,738
785,866	*	Nippon Suisan Kaisha Ltd	2,444
485,000		Nisshin Oillio Group Ltd	1,695
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
207,700		Nisshin Seifun Group, Inc	$2,011
31,795		Nissin Food Products Co Ltd	1,515
9,518		Nong Shim Co Ltd	2,184
4,146		Nong Shim Holdings Co Ltd	391
7,088		Nong Woo Bio Co Ltd	144
75,276		Nutreco NV	4,040
66,090		Oceana Group Ltd	599
259,825		Oldtown BHD	111
72,588	*	Omega Protein Corp	767
237,800	e	Organizacion Cultiba SAB de C.V.	294
32,682		Origin Enterprises plc	334
3,879		Orion Corp	3,582
251,544		Orkla ASA	1,712
35,286		Osem Investments Ltd	626
2,831		Ottogi Corp	1,252
858,269		PAN Fish ASA	11,784
6,103,650		PepsiCo, Inc	577,161
1,745,000	*	Pepsi-Cola Products Philippine	159
285,527		Pernod-Ricard S.A.	31,733
72,987	*,m	Pescanova S.A.	1
838,000	e	Petra Foods Ltd	2,402
605		Philip Morris CR	286
4,278,161		Philip Morris International, Inc	348,456
1,243,488	*,e	Pilgrim’s Pride Corp	40,774
41,793		Pinar SUT Mamulleri Sanayii AS	382
1,218,660		Pinnacle Foods, Inc	43,019
151,480	*,e	Post Holdings, Inc	6,345
518,290		PPB Group BHD	2,120
714,583	*,e	Premier Foods plc	353
34,200	e	Premium Brands Holdings Corp	719
132,000		Prima Meat Packers Ltd	297
1,336,915		PT Astra Agro Lestari Tbk	2,612
5,692,200	m	PT Austindo Nusantara Jaya	609
1,857,700		PT BW Plantation Tbk	59
7,951,210		PT Charoen Pokphand Indonesia Tbk	2,420
1,538,768		PT Gudang Garam Tbk	7,538
10,198,631		PT Indofood Sukses Makmur Tbk	5,560
5,501,000		PT Japfa Comfeed Indonesia Tbk	420
1,033,100		PT Malindo Feedmill Tbk	178
1,814,900		PT Nippon Indosari Corpindo Tbk	203
5,590,100		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	851
10,091,600		PT Salim Ivomas Pratama Tbk	575
941,500		PT Sampoerna Agro Tbk	160
4,439		Pulmuone Co Ltd	448
227,300		Q.P. Corp	4,237
406,792		QAF Ltd	296
617,350		QL Resources BHD	582
200,396	e	Remy Cointreau S.A.	13,370
1,307,781	e	Reynolds American, Inc	84,051
1,385,900		RFM Corp	155
276,500	*	Rimbunan Sawit BHD	43
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
88,400	e	Rogers Sugar, Inc	$361
9,516	*	Royal UNIBREW AS	1,668
3,455,342		SABMiller plc	180,131
70,777		SABMiller plc (Johannesburg)	3,686
31,355		Sakata Seed Corp	523
164,159		Salmar ASA	2,795
5,543		Samlip General Foods Co Ltd	754
7,182		Samyang Corp	400
4,196		Samyang Holdings Corp	343
105,305	e	Sanderson Farms, Inc	8,848
83,600		Sao Martinho S.A.	1,140
1,480,000		Sapporo Holdings Ltd	6,254
349,810		Saputo, Inc	10,514
159,200		Sarawak Oil Palms BHD	235
45,059	*,e	Scandi Standard AB	274
32,776		Schouw & Co	1,540
947	*,e	Seaboard Corp	3,975
37,899	*	Seneca Foods Corp	1,024
534,300	*	Shanghai Dajiang Group	220
2,906,000		Shenguan Holdings Group Ltd	958
82,000		Showa Sangyo Co Ltd	329
808,830	*	Shree Renuka Sugars Ltd	196
7,128		Silla Co Ltd	136
143,100		SLC Agricola S.A.	759
401,831		Souza Cruz S.A.	2,921
354,074		Standard Foods Corp	784
262,880		Stock Spirits Group plc	901
39,685	*	Strauss Group Ltd	596
87,815	e	Suedzucker AG.	1,263
250,400		Suntory Beverage & Food Ltd	8,651
478,000	e	Super Coffeemix Manufacturing Ltd	412
317,667		Swedish Match AB	9,954
62,732	*	Synlait Milk Ltd	157
56,166	*,e	Synutra International, Inc	341
173,600		Takara Holdings, Inc	1,126
439,958		Tassal Group Ltd	1,400
604,250		Tata Tea Ltd	1,441
1,874,591		Tate & Lyle plc	17,564
646,500		TDM BHD	153
1,423,000	e	Tenwow International Holdings Ltd	393
360,500		Tereos Internacional S.A.	191
432,980		TH Plantations BHD	211
251,300		Thai Union Frozen Products PCL (Foreign)	687
915,200		Thai Vegetable Oil PCL	591
2,429,000	e	Tibet 5100 Water Resources Holdings Ltd	921
2,024,500	*	Tiga Pilar Sejahtera Food Tbk	341
402,540	e	Tiger Brands Ltd	12,758
2,316,542		Tingyi Cayman Islands Holding Corp	5,264
206,595		Tongaat Hulett Ltd	3,082
48,861	e	Tootsie Roll Industries, Inc	1,498
79,959		Toyo Suisan Kaisha Ltd	2,575
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
533,846		Treasury Wine Estates Ltd	$2,061
166,835	*,e	TreeHouse Foods, Inc	14,269
10,819		TS Corp	244
850,350		TSH Resources BHD	559
465,086	e	Tsingtao Brewery Co Ltd	3,137
128,000		Ttet Union Corp	284
1,998,439		Tyson Foods, Inc (Class A)	80,117
165,207		Ulker Biskuvi Sanayi AS	1,308
3,077,050		Unilever NV	120,367
1,710,384		Unilever plc	69,490
1,616,204	e	Uni-President China Holdings Ltd	1,488
5,452,420		Uni-President Enterprises Corp	8,623
68,543		United Breweries Ltd	904
1,072		United International Enterprises	167
104,260	*	United Spirits Ltd	4,598
85,485	e	Universal Corp	3,760
2,951,135		Universal Robina	12,867
266,444	*	Vanguarda Agro S.A.	102
103,159	*,m	Vanguarda Agro S.A. (ADR)	39
208,535	e	Vector Group Ltd	4,444
8,092	e	Vilmorin & Cie	827
1,339,654		Vina Concha y Toro S.A.	2,619
50,450		Viscofan S.A.	2,677
6,867,024	e	Want Want China Holdings Ltd	9,025
35,400		Warabeya Nichiyo Co Ltd	596
366,000		Wei Chuan Food Corp	288
3,732,000	*,e,g	WH Group Ltd	2,128
1,936,992	*	WhiteWave Foods Co (Class A)	67,775
2,745,067		Wilmar International Ltd	6,689
20,369		Yakult Honsha Co Ltd	1,075
80,735		Yamazaki Baking Co Ltd	996
12,961		Yantai Changyu Pioneer Wine Co	43
843,000		Yashili International	237
2,818,000	*	YuanShengTai Dairy Farm Ltd	275
8,893		Zydus Wellness Ltd	115
		TOTAL FOOD, BEVERAGE & TOBACCO	6,129,676

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
2,989	*,e	AAC Holdings, Inc	92
62,790	e	Abaxis, Inc	3,568
6,439,052		Abbott Laboratories	289,886
120,589	*,e	Abiomed, Inc	4,590
211,870	*,e	Acadia Healthcare Co, Inc	12,969
214,449	*,e	Accuray, Inc	1,619
55,760	*	Addus HomeCare Corp	1,353
10,552	*,e	Adeptus Health, Inc	395
616,353		Advanced Computer Software Group plc	1,333
412,416		Advanced Medical Solutions Group plc	805
1,590,674		Aetna, Inc	141,300
390,306	*	AGFA-Gevaert NV	987
62,626	*,m	AGFA-Gevaert NV Brussels (Strip VVPR)	0	^
198,377	*,e	Air Methods Corp	8,735
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
498,547		Al Noor Hospitals Group plc	$7,693
324,100		Alfresa Holdings Corp	3,914
297,814	*	Align Technology, Inc	16,651
29,284	*	Alliance HealthCare Services, Inc	615
736,097	*	Allscripts Healthcare Solutions, Inc	9,400
28,198	*	Almost Family, Inc	816
26,436	e	Ambu A.S.	638
95,352	*	Amedisys, Inc	2,799
511,468		AmerisourceBergen Corp	46,114
172,934	*	AMN Healthcare Services, Inc	3,390
216,180		Amplifon S.p.A.	1,283
194,775	*	Amsurg Corp	10,660
43,876		Analogic Corp	3,712
88,331	*	Angiodynamics, Inc	1,679
95,372	*	Anika Therapeutics, Inc	3,885
168,976		Ansell Ltd	3,092
315,642	*,e	Antares Pharma, Inc	811
1,397,326		Anthem, Inc	175,602
76,074		Apollo Hospitals Enterprise Ltd	1,361
998,168	*	Arseus NV	41,712
14,300		As One Corp	373
23,800	*,e	Asahi Intecc Co Ltd	1,160
82,679	*,e	athenahealth, Inc	12,046
81,212	*	AtriCure, Inc	1,621
4,617		Atrion Corp	1,570
1,513,650		Bangkok Chain Hospital PCL	361
3,214,000		Bangkok Dusit Medical Services PCL	1,674
535,813		Bard (C.R.), Inc	89,277
1,246,923		Baxter International, Inc	91,387
447,247		Becton Dickinson & Co	62,239
70,223	*,e	Bio-Reference Labs, Inc	2,256
237,755	*,e	BioScrip, Inc	1,662
1,121,000	*,e	Biosensors International Group Ltd	494
76,144	*	BioTelemetry, Inc	764
30,200		BML, Inc	803
4,251,459	*	Boston Scientific Corp	56,332
123,987	*	Brookdale Senior Living, Inc	4,547
604,100		Bumrungrad Hospital PCL (Foreign)	2,578
351,955		Bupa Chile S.A.	288
124,082		Cantel Medical Corp	5,368
82,309	*	Capital Senior Living Corp	2,050
1,456,335		Cardinal Health, Inc	117,570
78,635	*	Cardiovascular Systems, Inc	2,365
698,739	*	CareFusion Corp	41,463
41,066	e	Carl Zeiss Meditec AG.	1,044
1,377	*,e	Carmat	109
35,269	*,e	Castlight Health, Inc	413
877,260	*	Catamaran Corp	45,398
467,051	*	Catamaran Corp (Toronto)	24,169
11,744	*,e	Cegedim S.A.	415
49,230		Celesio AG.	1,587
327,236	*	Centene Corp	33,983
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
927,423	*	Cerner Corp	$59,967
199,519	*,e	Cerus Corp	1,245
40,451	*	CHA Bio & Diostech Co Ltd	466
106,333		CHC Healthcare Group	222
48,734	e	Chemed Corp	5,150
1,225,000	e	China Pioneer Pharma Holdings Ltd	961
303,600		Chularat Hospital PCL	165
1,007,094		Cigna Corp	103,640
5,578	*,e	Civitas Solutions, Inc	95
84,792	e	Cochlear Ltd	5,349
213,039		Coloplast AS	17,828
475,651	*	Community Health Systems, Inc	25,647
36,104	e	CompuGroup Medical AG.	870
31,317	e	Computer Programs & Systems, Inc	1,903
96,101		Conmed Corp	4,321
31,400		Consort Medical plc	423
188,582		Cooper Cos, Inc	30,567
900,000	e	Cordlife Group Ltd	603
53,950	*	Corvel Corp	2,008
1,876,469		Covidien plc	191,925
105,836	*	Cross Country Healthcare, Inc	1,321
98,458		CryoLife, Inc	1,116
19,000	*,e	CYBERDYNE, Inc	483
132,473	*	Cyberonics, Inc	7,376
74,645	*	Cynosure, Inc (Class A)	2,047
919,604	*	DaVita, Inc	69,651
9,886	*	DBV Technologies S.A.	520
135,910		Dentsply International, Inc	7,240
79,333	*,e	Derma Sciences, Inc	739
212,607	*	DexCom, Inc	11,704
59,700		Diagnosticos da America S.A.	250
23,790		DiaSorin S.p.A.	958
7,020		Draegerwerk AG.	715
3,240		Draegerwerk AG. & Co KGaA	251
449,648	*	Edwards Lifesciences Corp	57,276
15,000		Eiken Chemical Co Ltd	243
229,135	e	Elekta AB (B Shares)	2,343
180,659	*	Endologix, Inc	2,762
65,434		Ensign Group, Inc	2,905
209,159	*	Envision Healthcare Holdings, Inc	7,256
584,293		Essilor International S.A.	65,160
741,739	*	Estia Health Ltd	2,870
34,201	*	Exactech, Inc	806
97,946	*,e	ExamWorks Group, Inc	4,074
2,543,995	*	Express Scripts Holding Co	215,400
240,731	e	Extendicare, Inc	1,351
580,900		Faber Group BHD	451
1,414,331		Fisher & Paykel Healthcare Corp	6,895
146,324	*	Five Star Quality Care, Inc	607
186,200		Fleury S.A.	1,140
83,226	*	Fortis Healthcare Ltd	146
159,865		Fresenius Medical Care AG.	11,932
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
242,652		Fresenius SE	$12,616
17,200		Fukuda Denshi Co Ltd	870
7,821	e	Galenica AG.	6,236
115,618	*,e	GenMark Diagnostics, Inc	1,574
107,676	*	Gentiva Health Services, Inc	2,051
77,049		Getinge AB (B Shares)	1,755
311,984	*	Globus Medical, Inc	7,416
468,926		GN Store Nord	10,245
10,293,998	e	Golden Meditech Holdings Ltd	1,455
86,951	*	Greatbatch, Inc	4,287
49,800		Green Hospital Supply, Inc	1,130
95,553	e	Greencross Ltd	618
13,595		Guerbet	561
180,166	*	Haemonetics Corp	6,742
105,838	*,e	Halyard Health, Inc	4,812
125,988	*,e	Hanger Orthopedic Group, Inc	2,759
586,100		Hartalega Holdings BHD	1,176
1,563,888	*	HCA Holdings, Inc	114,774
707,724	*	Health Net, Inc	37,884
17,084	*	HealthEquity, Inc	435
1,215,209	*	Healthscope Ltd	2,685
372,439		Healthsouth Corp	14,324
70,003	*	HealthStream, Inc	2,064
96,810	*,e	Healthways, Inc	1,925
47,079	*,e	HeartWare International, Inc	3,457
123,701	*	Henry Schein, Inc	16,842
221,221		Hill-Rom Holdings, Inc	10,092
242,426	*,e	HMS Holdings Corp	5,125
12,200		Hogy Medical Co Ltd	556
3,367,719	*	Hologic, Inc	90,053
727,690		Humana, Inc	104,518
46,469	*	ICU Medical, Inc	3,806
135,962	*	Idexx Laboratories, Inc	20,159
4,379,895		IHH Healthcare BHD	6,032
137,163	*,e	iKang Healthcare Group, Inc (ADR)	2,063
7,646	*,e	Imprivata, Inc	99
136,826	*,e	IMS Health Holdings, Inc	3,508
10,234		InBody Co Ltd	291
14,583	*	Inogen Inc	457
618,789	*	Insulet Corp	28,501
76,776	*	Integra LifeSciences Holdings Corp	4,164
156,969	*	Intuitive Surgical, Inc	83,027
114,883		Invacare Corp	1,925
151,935	*	Inverness Medical Innovations, Inc	5,774
18,528	*	Ion Beam Applications	321
54,420	*	IPC The Hospitalist Co, Inc	2,497
17,652	*	i-SENS Inc	1,008
253,721	*,e	Japara Healthcare Ltd	425
210,000		Jeol Ltd	1,078
2,509,000	e	Jintian Pharmaceutical Group Ltd	855
23,730	*,e	K2M Group Holdings, Inc	495
324,184		Kindred Healthcare, Inc	5,894
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
73,788		Korian-Medica	$2,696
811,900		Kossan Rubber Industries	1,035
1,459,173	*	KPJ Healthcare BHD	1,539
371,107	*	Laboratory Corp of America Holdings	40,042
27,508		Landauer, Inc	939
46,475	*,e	LDR Holding Corp	1,523
38,600	e	Leisureworld Senior Care Corp	465
47,981	*	LHC Group, Inc	1,496
2,619,620		Life Healthcare Group Holdings Pte Ltd	9,677
148,594	*	LifePoint Hospitals, Inc	10,685
210,000	*,e	Lifetech Scientific Corp	269
125,355	*	Magellan Health Services, Inc	7,525
6,400		Mani, Inc	381
143,898	*	Masimo Corp	3,790
1,302,155		McKesson Corp	270,301
306,184	*	MedAssets, Inc	6,050
69,712	e	Medical Facilities Corp	1,105
9,145	*	Medicare Group	288
206,336		Mediceo Paltac Holdings Co Ltd	2,410
543,407		Mediclinic International Ltd	4,704
154,077	*	Medidata Solutions, Inc	7,357
47,588	*	Medipost Co Ltd	1,932
2,838,762		Medtronic, Inc	204,959
215,140	*	Merge Healthcare, Inc	766
121,339		Meridian Bioscience, Inc	1,997
151,765	*	Merit Medical Systems, Inc	2,630
38,800	e	Message Co Ltd	1,066
1,634,647		Metlifecare Ltd	5,987
145,500		Microlife Corp	311
533,000	*,e	Microport Scientific Corp	225
66,406		Miraca Holdings, Inc	2,857
163,133	*	Molina Healthcare, Inc	8,733
35,838	*	MWI Veterinary Supply, Inc	6,089
20,536		Nagaileben Co Ltd	334
27,700		Nakanishi, Inc	1,176
35,108		National Healthcare Corp	2,206
30,750	*	National Research Corp	430
211,733	*	Natus Medical, Inc	7,631
102,373	*	Neogen Corp	5,077
1,669,761		Network Healthcare Holdings Ltd	5,457
16,661	*,e	Nevro Corp	644
47,700	e	Nichii Gakkan Co	378
129,400		Nihon Kohden Corp	6,376
59,867		Nikkiso Co Ltd	554
430,300	e	Nipro Corp	3,706
179,403	*	NuVasive, Inc	8,461
171,923	*	NxStage Medical, Inc	3,083
12,029	*,e	Ocular Therapeutix, Inc	283
244,219		Odontoprev S.A.	906
1,444,632	*	Olympus Corp	50,606
520,693	e	Omnicare, Inc	37,974
194,192	*	Omnicell, Inc	6,432
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
295,732	*	OraSure Technologies, Inc	$2,999
99,604	*	Oriola-KD Oyj (B Shares)	418
103,845	e	Orpea	6,500
60,083	*	Orthofix International NV	1,806
12,284	*	Osstem Implant Co Ltd	394
216,912		Owens & Minor, Inc	7,616
40,768	*,e	Oxford Immunotec Global plc	555
18,200		Paramount Bed Holdings Co Ltd	480
96,646		Patterson Cos, Inc	4,649
404,378	*	Pediatrix Medical Group, Inc	26,733
163,475		Pharmaniaga BHD	214
102,662	*	PharMerica Corp	2,126
297,000	e	Phoenix Healthcare Group Co Ltd	546
33,596		Phonak Holding AG.	4,936
48,796	*,e	PhotoMedex, Inc	75
142,000	*	Pihsiang Machinery Manufacturing Co Ltd	299
248,888	*	Premier, Inc	8,345
1,340,574		Primary Health Care Ltd	5,129
75,139	*	Providence Service Corp	2,738
4,500	*	Psc, Inc	249
336,600	*	PT Siloam International Hospitals Tbk	372
567,000	*,e	PW Medtech Group Ltd	252
210,708	*	Qualicorp S.A.	2,204
145,492		Quality Systems, Inc	2,268
321,713		Quest Diagnostics, Inc	21,574
77,101	*,e	Quidel Corp	2,230
196,178	*,e	RadNet, Inc	1,675
331,267		Raffles Medical Group Ltd	972
248,357		Ramsay Health Care Ltd	11,513
4,374,000		Religare Health Trust	3,302
290,128	e	Resmed, Inc	16,265
214,664		Rhoen Klinikum AG.	6,016
128,369	*,e	Rockwell Medical Technologies, Inc	1,320
1,158	*,e	Roka Bioscience, Inc	5
216,388	*,e	RTI Biologics, Inc	1,125
810,467		Ryman Healthcare Ltd	5,376
12,669		Sartorius AG.	1,546
5,486	e	Sartorius Stedim Biotech	1,071
675	*,e	Second Sight Medical Products, Inc	7
250,476		Selcuk Ecza Deposu Ticaret ve Sanayi AS	230
321,798		Select Medical Holdings Corp	4,634
16,920		SEWOONMEDICAL Co Ltd	95
2,102,994		Shandong Weigao Group Medical Polymer Co Ltd	1,698
1,971,162		Shanghai Pharmaceuticals Holding Co Ltd	4,438
139,681		Shenzhen Accord Pharmaceutical Co Ltd	650
862	*	Sientra, Inc	14
3,046,999		Sigma Pharmaceuticals Ltd	1,829
1,927,247		Sinopharm Group Co	6,782
74,251	*	Sirona Dental Systems, Inc	6,487
121,866	*	Skilled Healthcare Group, Inc (Class A)	1,044
967,701		Smith & Nephew plc	17,450
308,200	*	So-net M3, Inc	5,157
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,925,063		Sonic Healthcare Ltd	$28,962
356,232	*	Sorin S.p.A.	829
113,438	*,e	Spectranetics Corp	3,923
188,884	*,g	Spire Healthcare Group plc	1,119
805,181		St. Jude Medical, Inc	52,361
54,000		St. Shine Optical Co Ltd	881
105,196	*,e	Staar Surgical Co	958
288,619	e	STERIS Corp	18,717
13,185		Stratec Biomedical Systems AG.	730
13,210	e	Straumann Holding AG.	3,319
777,833		Stryker Corp	73,373
18,917		Suheung Capsule Co Ltd	859
1,002,811	e	Summerset Group Holdings Ltd	2,161
1,259,800		Supermax Corp BHD	603
52,382	*	Surgical Care Affiliates, Inc	1,763
72,444	*	SurModics, Inc	1,601
122,093		Suzuken Co Ltd	3,373
34,132	*	Symmetry Surgical, Inc	266
70,189		Synergy Healthcare plc	2,276
280,700	*	Sysmex Corp	12,458
23,734	*,e	Tandem Diabetes Care, Inc	301
262,156	*	Team Health Holdings, Inc	15,082
19,317		Teleflex, Inc	2,218
214,361	*	Tenet Healthcare Corp	10,862
249,400	*	Terumo Corp	5,660
265,055	*	Thoratec Corp	8,604
84,100		Toho Pharmaceutical Co Ltd	1,225
9,600		Tokai Corp (GIFU)	287
916,300		Top Glove Corp BHD	1,184
125,336	*,e	Tornier BV	3,196
8,800,000	e	Town Health International Medical Group Ltd	1,391
101,592	*,e	TransEnterix, Inc	296
82,229	*	Triple-S Management Corp (Class B)	1,966
21,472	*,e	TriVascular Technologies, Inc	270
15,769	*,e	Trupanion, Inc	109
27,000		Tsuki Corp	230
321,801	*,e	Unilife Corp	1,078
334,711	e	United Drug plc	1,997
3,376,062		UnitedHealth Group, Inc	341,286
143,412	*	Universal American Corp	1,331
781,343		Universal Health Services, Inc (Class B)	86,932
51,763		US Physical Therapy, Inc	2,172
11,301		Utah Medical Products, Inc	679
7,930	*	Value Added Technologies Co Lt	186
119,872	*	Varian Medical Systems, Inc	10,370
54,831	*	Vascular Solutions, Inc	1,489
345,339	*	VCA Antech, Inc	16,842
201,408	*,e	Veeva Systems, Inc	5,319
17,405	*,e	Veracyte, Inc	168
655,600		Vibhavadi Medical Center PCL	288
7,257		Vieworks Co Ltd	225
256,245	e	Virtus Health Ltd	1,635
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
78,100	e	VITAL KSK Holdings, Inc	$587
58,797	*	Vocera Communications, Inc	613
145,699	*	Volcano Corp	2,605
308,096	*	WellCare Health Plans, Inc	25,282
276,334		West Pharmaceutical Services, Inc	14,712
19,949	*	William Demant Holding	1,518
158,887	*,e	Wright Medical Group, Inc	4,269
79,831	*,e	Zeltiq Aesthetics, Inc	2,228
690,956		Zimmer Holdings, Inc	78,368
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,821,127

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
10,907		Able C&C Co Ltd	230
23,500		Aderans Co Ltd	221
5,808		Amorepacific Corp	11,726
16,400		Artnature, Inc	183
452,738	*	Asaleo Care Ltd	609
1,630,669		Avon Products, Inc	15,312
52,337		Bajaj Corp Ltd	292
657,222		Beiersdorf AG.	53,362
9,350		Bioland Ltd	170
173,901	*	Central Garden and Pet Co (Class A)	1,661
703,000	e	China Child Care Corp Ltd	109
495,616		Church & Dwight Co, Inc	39,059
217,291		Clorox Co	22,644
2,132,999		Colgate-Palmolive Co	147,582
4,305		Cosmax BTI, Inc	177
38,892	*	Cosmax, Inc	3,511
173,135	e	Coty, Inc	3,577
475,917		Dabur India Ltd	1,756
13,600	*	Dr Ci:Labo Co Ltd	464
489,700		DSG International Thailand PCL	115
80,310	*,e	Elizabeth Arden, Inc	1,718
360,561		Energizer Holdings, Inc	46,354
1,241,615		Estee Lauder Cos (Class A)	94,611
58,500	*,e	Euglena Co Ltd	725
201,600		Fancl Corp	2,868
59,479	e	Female Health Co	233
5,947	*	Gillette India Ltd	310
160,203		Godrej Consumer Products Ltd	2,469
107,000		Grape King Industrial Co	428
411,903	*	Harbinger Group, Inc	5,833
877,786		Hengan International Group Co Ltd	9,152
60,759		Henkel KGaA	5,886
381,390		Henkel KGaA (Preference)	41,082
362,925	e	Herbalife Ltd	13,682
1,225,899		Hindustan Lever Ltd	14,732
790,816	*	Hypermarcas S.A.	4,953
90,127	*,e	IGI Laboratories, Inc	793
9,261	e	Inter Parfums S.A.	252
100,508		Inter Parfums, Inc	2,759
346,755		Jyothy Laboratories Ltd	1,423
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
350,745		Kao Corp	$13,831
2,152,300		Karex BHD	2,081
1,042,587		Kimberly-Clark Corp	120,460
2,883,337		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	6,271
27,300		Kobayashi Pharmaceutical Co Ltd	1,589
15,282		Korea Kolmar Co Ltd	607
7,583		Korea Kolmar Holdings Co Ltd	294
115,200		Kose Corp	4,503
17,972		LG Household & Health Care Ltd	10,187
491,000	e	Lion Corp	2,561
564,497		L’Oreal S.A.	94,481
59,479		Mandom Corp	1,953
44,159	*	Medifast, Inc	1,482
389,924	*	Microbio Co Ltd	351
11,500		Milbon Co Ltd	313
172,750		Natura Cosmeticos S.A.	2,070
51,888		Nature’s Sunshine Products, Inc	769
15,900		Noevir Holdings Co Ltd	277
440,076	e	Nu Skin Enterprises, Inc (Class A)	19,231
32,101	*	Nutraceutical International Corp	692
4,733,000	e,m	NVC Lighting Holdings Ltd	540
15,471		Oil-Dri Corp of America	505
36,469	*	Ontex Group NV	1,047
21,192		Orchids Paper Products Co	617
45,995	e	Oriflame Cosmetics S.A.	637
8,426		Pacific Corp	7,621
48,500		Pigeon Corp	2,828
24,400	e	Pola Orbis Holdings, Inc	975
8,856,118		Procter & Gamble Co	806,704
8,555,600		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	422
3,197,891		PT Unilever Indonesia Tbk	8,295
723,261		Reckitt Benckiser Group plc	58,580
35,076	*,e	Revlon, Inc (Class A)	1,198
2,150,000		Ruinian International Ltd	558
130,468	e	Shiseido Co Ltd	1,830
56,216		Spectrum Brands, Inc	5,379
264,879		Svenska Cellulosa AB (B Shares)	5,710
654,454		Uni-Charm Corp	15,687
16,867	*,e	USANA Health Sciences, Inc	1,730
482,000	e	Vinda International Holdings Ltd	706
65,104		WD-40 Co	5,539
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,764,134

INSURANCE - 4.4%
2,992,100		ACE Ltd	343,732
192,875		Admiral Group plc	3,957
576,426		Aegon NV	4,332
738,942		Aflac, Inc	45,142
351,309		Ageas	12,491
19,649,007		AIA Group Ltd	108,373
117,839		Aksigorta AS	128
12,594	*	Alleghany Corp	5,837
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,008,010		Allianz AG.	$166,953
233,676		Allied World Assurance Co Holdings Ltd	8,861
4,079,350		Allstate Corp	286,574
83,677	*	Alm Brand AS	442
148,983	*	AMBAC Financial Group, Inc	3,650
258,968		American Equity Investment Life Holding Co	7,559
525,201		American Financial Group, Inc	31,890
4,684,159		American International Group, Inc	262,360
11,962		American National Insurance Co	1,367
64,733		Amerisafe, Inc	2,742
1,340,144		Amlin plc	9,941
4,097,982		AMP Ltd	18,251
88,923	e	Amtrust Financial Services, Inc	5,002
86,038		Anadolu Hayat Emeklilik AS	189
268,393	*	Anadolu Sigorta	163
464,444		Aon plc	44,043
12,529	e	April Group	188
214,208	*	Arch Capital Group Ltd	12,660
90,462		Argo Group International Holdings Ltd	5,018
134,860		Arthur J. Gallagher & Co	6,349
349,772		Aspen Insurance Holdings Ltd	15,310
1,433,610		Assicurazioni Generali S.p.A.	29,436
198,215		Assurant, Inc	13,564
125,363		Assured Guaranty Ltd	3,258
35,649	*,e	Atlas Financial Holdings, Inc	582
6,244,203		Aviva plc	46,915
5,200,724		AXA S.A.	119,840
2,058,387		Axis Capital Holdings Ltd	105,163
4,146		Bajaj Finserv Ltd	86
39,410		Baldwin & Lyons, Inc (Class B)	1,016
101,367		Baloise Holding AG.	12,956
985,746		BB Seguridade Participacoes S.A.	11,926
1,115,229		Beazley plc	4,965
4,467,404	*	Berkshire Hathaway, Inc (Class B)	670,781
225,700		Brazil Insurance Participco	289
128,755	g	Brit plc	540
91,228		Brown & Brown, Inc	3,002
20,846,347		Cathay Financial Holding Co Ltd	30,803
948,605		Catlin Group Ltd	9,881
237,733		Chesnara plc	1,257
1,382,348	*	China Insurance International Holdings Co Ltd	3,928
12,111,124		China Life Insurance Co Ltd	47,453
2,928,982		China Life Insurance Co Ltd (Taiwan)	2,420
3,808,600		China Pacific Insurance Group Co Ltd	19,161
226,111		Chubb Corp	23,396
92,429		Cincinnati Financial Corp	4,791
153,764	*,e	Citizens, Inc (Class A)	1,169
19,954	*	Clal Insurance	284
4,277,241		ClearView Wealth Ltd	3,213
15,545		CNA Financial Corp	602
363,284		CNP Assurances	6,440
720,110		Conseco, Inc	12,400
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
680,036		Corp Mapfre S.A.	$2,299
304,901		Cover-More Group Ltd	470
98,036		Crawford & Co (Class B)	1,008
3,104,400		Dai-ichi Mutual Life Insurance Co	47,124
97,380		Delta Lloyd NV	2,141
5,551,116		Direct Line Insurance Group plc	25,111
342,971		Discovery Holdings Ltd	3,284
29,218		Donegal Group, Inc (Class A)	467
45,002		Dongbu Insurance Co Ltd	2,247
49,161	*	eHealth, Inc	1,225
23,974		EMC Insurance Group, Inc	850
97,983		Employers Holdings, Inc	2,304
92,933		Endurance Specialty Holdings Ltd	5,561
34,775	*	Enstar Group Ltd	5,317
33,738		Erie Indemnity Co (Class A)	3,062
654,673		esure Group plc	2,079
29,086		Euler Hermes S.A.	3,012
270,837		Everest Re Group Ltd	46,124
32,418		Fairfax Financial Holdings Ltd	16,987
24,441		FBD Holdings plc	338
42,735		FBL Financial Group, Inc (Class A)	2,480
87,006		Federated National Holding Co	2,102
37,283		Fidelity & Guaranty Life	905
370,102		First American Financial Corp	12,546
956,764		FNF Group	32,961
232,514		Fondiaria-Sai S.p.A	626
449,824	*	Genworth Financial, Inc (Class A)	3,824
203,425		Gjensidige Forsikring BA	3,319
546,737	e	Great-West Lifeco, Inc	15,807
94,671	*	Greenlight Capital Re Ltd (Class A)	3,091
45,013		Grupo Catalana Occidente S.A.	1,298
59,414	*	Hallmark Financial Services	718
115,916		Hannover Rueckversicherung AG.	10,457
130,417		Hanover Insurance Group, Inc	9,301
32,656	*	Hanwha Non-Life Insurance Co Ltd	136
142,375		Harel Insurance Investments & Finances Ltd	644
4,092,334		Hartford Financial Services Group, Inc	170,609
106,271		HCC Insurance Holdings, Inc	5,688
28,099	e	HCI Group, Inc	1,215
6,872		Helvetia Holding AG.	3,265
35,347	*	Heritage Insurance Holdings, Inc	687
911,449	*	Hilltop Holdings, Inc	18,183
472,346		Hiscox Ltd	5,296
184,378		Horace Mann Educators Corp	6,118
172,115		Hyundai Marine & Fire Insurance Co Ltd	4,072
5,927		IDI Insurance Co Ltd	204
28,522		Independence Holding Co	398
99,937	e	Industrial Alliance Insurance and Financial Services, Inc	3,822
49,738		Infinity Property & Casualty Corp	3,843
136,295		ING Canada, Inc	9,837
2,819,031		Insurance Australia Group Ltd	14,314
56,344		Jardine Lloyd Thompson Group plc	787
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
187,870		Just Retirement Group plc	$433
14,782		Kansas City Life Insurance Co	710
172,128		Kemper Corp	6,216
453,382		Korea Life Insurance Co Ltd	3,425
104,433		Korean Reinsurance Co	1,022
203,849	e	Lancashire Holdings Ltd	1,779
24,189,018		Legal & General Group plc	93,397
262,606		Liberty Holdings Ltd	2,785
69,173		LIG Insurance Co Ltd	1,715
942,729		Lincoln National Corp	54,367
177,820		Loews Corp	7,472
251,270		Maiden Holdings Ltd	3,214
2,585,996	e	Manulife Financial Corp	49,369
13,505	*	Markel Corp	9,222
3,428,269		Marsh & McLennan Cos, Inc	196,234
215,714		MAX India Ltd	1,346
299,503	*	MBIA, Inc	2,857
170,590		Meadowbrook Insurance Group, Inc	1,443
432,211	*	Medibank Pvt Ltd	850
244,513		Mediolanum S.p.A.	1,558
47,759		Menorah Mivtachim Holdings Ltd	414
462,202	*	Mercuries Life Insurance Co Lt	247
20,800		Mercury General Corp	1,179
136,499		Meritz Fire & Marine Insurance Co Ltd	1,542
6,930,997		Metlife, Inc	374,897
1,062,583		Metropolitan Holdings Ltd	2,756
940,947		Migdal Insurance Holdings Ltd	1,120
602,591		Mitsui Sumitomo Insurance Group Holdings, Inc	14,280
132,799	e	Montpelier Re Holdings Ltd	4,757
124,492		Muenchener Rueckver AG.	24,791
170,270		National General Holdings Corp	3,169
31,296		National Interstate Corp	933
8,064		National Western Life Insurance Co (Class A)	2,171
46,808	*	Navigators Group, Inc	3,433
1,052,404		New China Life insurance Co Ltd	5,281
1,235,133		NKSJ Holdings, Inc	31,061
130,676	*	NN Group NV	3,901
2,803,855	e	Old Mutual plc	8,263
215,832		Old Republic International Corp	3,158
102,852		OneBeacon Insurance Group Ltd (Class A)	1,666
340,831		PartnerRe Ltd	38,899
170,084		Partnership Assurance Group plc	370
12,262,805		People’s Insurance Co Group of China Ltd	5,699
19,947	*	Phoenix Cos, Inc	1,374
595,876		Phoenix Group Holdings	7,677
128,344		Phoenix Holdings Ltd	339
13,804,527		PICC Property & Casualty Co Ltd	26,639
2,782,200		Ping An Insurance Group Co of China Ltd	28,171
83,416		Platinum Underwriters Holdings Ltd	6,124
388,204		Porto Seguro S.A.	4,440
458,469	e	Power Corp Of Canada	12,533
512,277	e	Power Financial Corp	15,953
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
171,740		Powszechny Zaklad Ubezpieczen S.A.	$23,438
183,616		Primerica, Inc	9,963
655,928		Principal Financial Group	34,069
112,950		ProAssurance Corp	5,100
334,673		Progressive Corp	9,033
71,175		Protective Life Corp	4,957
2,676,415		Prudential Financial, Inc	242,108
5,862,605		Prudential plc	135,540
56,756,000	*	PT Panin Insurance Tbk	3,414
92,157,700	*	PT Panin Life Tbk	2,220
1,526,710		QBE Insurance Group Ltd	13,863
246,200	*,e	Qualitas Controladora SAB de C.V.	510
353,449		Reinsurance Group of America, Inc (Class A)	30,969
185,719		RenaissanceRe Holdings Ltd	18,056
1,640,961		Resolution Ltd	9,319
151,639		RLI Corp	7,491
692,216		RMI Holdings	2,445
281,616	*	RSA Insurance Group plc	1,901
50,310		Safety Insurance Group, Inc	3,220
1,150,243		Sampo Oyj (A Shares)	53,848
81,881		Samsung Fire & Marine Insurance Co Ltd	21,045
153,223		Samsung Life Insurance Co Ltd	16,225
4,998,454		Sanlam Ltd	30,077
345,650		SCOR	10,473
240,325		Selective Insurance Group, Inc	6,530
6,347,955		Shin Kong Financial Holding Co Ltd	1,798
237,000		Shinkong Insurance Co Ltd	186
188,233		Societa Cattolica di Assicurazioni SCRL	1,304
356,634		Sony Financial Holdings, Inc	5,251
713,115		St. James’s Place plc	8,992
33,317		Stancorp Financial Group, Inc	2,328
2,695,527		Standard Life plc	16,697
56,771		State Auto Financial Corp	1,261
10,601		State National Cos, Inc	127
510,751	e	Steadfast Group Ltd	641
76,202		Stewart Information Services Corp	2,823
478,264	*	Storebrand ASA	1,868
164,433		Sul America SA	799
885,102	e	Sun Life Financial, Inc	31,936
1,403,812		Suncorp-Metway Ltd	16,037
22,808		Swiss Life Holding	5,391
1,239,487		Swiss Re Ltd	103,834
116,700		Syarikat Takaful Malaysia BHD	376
267,032		Symetra Financial Corp	6,155
921,534		T&D Holdings, Inc	11,047
238,000		Taiwan Fire & Marine Insurance Co	167
505,409	*	Taiwan Life Insurance Co Ltd	299
3,027,100	*	Thai Reinsurance PCL	288
2,312,816	*	Third Point Reinsurance Ltd	33,513
1,946,688		Tokio Marine Holdings, Inc	63,224
37,680		Tong Yang Life Insurance	368
101,437	*	Topdanmark AS	3,292
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
225,922		Torchmark Corp	$12,238
649,826		Travelers Cos, Inc	68,784
26,763		TrygVesta AS	2,990
941,400		Tune Ins Holdings BHD	456
992,710		Unipol Gruppo Finanziario S.p.A	4,902
759,075		Unipol Gruppo Finanziario S.p.A (Priv)	3,719
283,936		Uniqa Versicherungen AG.	2,665
31,703	*	United America Indemnity Ltd	899
74,772		United Fire & Casualty Co	2,223
114,038		United Insurance Holdings Corp	2,503
87,778		Universal Insurance Holdings, Inc	1,795
581,092		UnumProvident Corp	20,268
271,991		Validus Holdings Ltd	11,304
55,114		Vittoria Assicurazioni S.p.A.	574
178,942		W.R. Berkley Corp	9,173
5,840		White Mountains Insurance Group Ltd	3,680
44,186		Wiener Staedtische Allgemeine Versicherung AG.	1,975
2,066		Willis Group Holdings plc	93
907,453		XL Capital Ltd	31,189
253,168		Zurich Financial Services AG.	79,116
		TOTAL INSURANCE	5,477,597

MATERIALS - 5.0%
99,673		A. Schulman, Inc	4,040
564,769	e	Acerinox S.A.	8,521
883,083		ACHEM Technology Corp	528
187,000		Achilles Corp	230
59,909		Acron JSC (GDR)	204
67,466		Adana Cimento	158
88,100		ADEKA Corp	1,043
480,543		Adelaide Brighton Ltd	1,392
120,208	*	Advanced Emissions Solutions, Inc	2,740
42,727	*	Advanced Metallurgical Group NV	347
168,124		Aeci Ltd	1,944
12,758	*	AEP Industries, Inc	742
175,802		African Barrick Gold Ltd	696
163,870		African Oxygen Ltd	227
101,588		African Rainbow Minerals Ltd	1,040
189,027		Agnico-Eagle Mines Ltd	4,705
142,624	e	Agrium, Inc	13,504
374,000		Aichi Steel Corp	1,311
245,100	*,e	Ainsworth Lumber Co Ltd	703
136,413		Air Liquide	16,880
168,891		Air Products & Chemicals, Inc	24,359
117,422		Air Water, Inc	1,860
83,054		Airgas, Inc	9,566
14,132		AK Holdings, Inc	1,028
596,899	*,e	AK Steel Holding Corp	3,546
92,095		Akcansa Cimento AS	614
8,236		Akzo Nobel India Ltd	181
1,239,647		Akzo Nobel NV	85,771
135,370		Alamos Gold, Inc	967
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,051,433	e	Albemarle Corp	$63,223
4,958,978		Alcoa, Inc	78,302
2,430,820		Alent plc	12,089
26,823		Alexandria Mineral Oils Co	228
140,897		Allegheny Technologies, Inc	4,899
292,055	*,e	Alpek SAB de C.V.	374
286,279	e	Altri SGPS S.A.	855
6,173,989	*	Alumina Ltd	8,920
4,805,171	*,e	Aluminum Corp of China Ltd	2,222
7,498	g	AMAG Austria Metall AG. (purchased 5/31/12, cost $183)	250
960,071		Ambuja Cements Ltd	3,471
3,237,166		Amcor Ltd	35,616
97,553	e	American Vanguard Corp	1,134
28,155		Ampco-Pittsburgh Corp	542
3,729,000		AMVIG Holdings Ltd	1,611
320,177		Anadolu Cam Sanayii AS	274
598,900		Anatolia Minerals Development Ltd	1,201
1,017,990		Anglo American plc (London)	18,837
62,518	*	Anglo Platinum Ltd	1,835
439,488	*	AngloGold Ashanti Ltd	3,838
1,544,291	e	Anhui Conch Cement Co Ltd	5,718
2,046,054		Antofagasta plc	23,841
214,980	*,e	APERAM	6,309
32,883		Aptargroup, Inc	2,198
1,304,835	*	Aquarius Platinum Ltd	304
96,299		Arabian Cement Co	226
352,050		ArcelorMittal	3,857
166,200	*,e	Argonaut Gold, Inc	262
16,950		Arkema	1,121
28,674		Asahi Holdings, Inc	442
2,580,529		Asahi Kasei Corp	23,541
173,900	*,e	Asanko Gold, Inc	269
686,057		Ashland, Inc	82,162
1,291,000		Asia Cement China Holdings Corp	750
1,286		Asia Cement Co Ltd	142
5,148,635		Asia Cement Corp	6,340
121,574		Asia Plastic Recycling Holding Ltd	138
422,500		Asia Polymer	321
426,337		Asian Paints Ltd	5,054
25,776		Associated Cement Co Ltd	569
36,033	e	Assore Ltd	462
795,000		Atlas Consolidated Mining & Development	180
940,489	e	Atlas Iron Ltd	125
7,302		Atul Ltd	160
15,307	*,e	Auriga Industries (Class B)	762
35,842	e	Aurubis AG.	2,004
120,011		Avery Dennison Corp	6,226
2,882,793	*,e	Axalta Coating Systems Ltd	75,010
1,184,855		Axiall Corp	50,321
929,496	*	B2Gold Corp	1,520
130,366		Balchem Corp	8,688
443,761		Ball Corp	30,251
1,233,305		Barrick Gold Corp (Canada)	13,291
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,029,033		BASF AG.	$86,316
8,644		BASF India Ltd	176
56,861		Baticim Bati Anadolu Cimento Sanayii AS	178
11,515		Bayer CropScience Ltd	580
8,016,449		BBMG Corp	6,664
155,669	e	BC Iron Ltd	66
75,135		Bekaert S.A.	2,384
48,039	e	Bemis Co, Inc	2,172
906,200		Bengang Steel Plates Co	349
144,630		Berger Paints India Ltd	920
7,192,670	*,a	Berry Plastics Group, Inc	226,929
4,592,351		BHP Billiton Ltd	108,575
5,470,517		BHP Billiton plc	117,241
748,946		Billerud AB	10,741
63,700	*,e	Bio Pappel SAB de C.V.	110
172,500	e	Bloomage Biotechnology Corp Ltd	283
599,347	*	BlueScope Steel Ltd	2,713
7,972	*	BNG Steel Co Ltd	122
162,883	*	Boise Cascade Co	6,051
1,122,830		Boliden AB	17,948
1,549,100		Boral Ltd	6,648
238,616		Borregaard ASA	1,765
47,043		Borusan Mannesmann Boru Sanayi	148
225,399	*	Boryszew S.A.	365
23,087	*	BRAAS Monier Building Group S.A.	447
223,967		Bradespar S.A.	1,205
596,496		Braskem S.A.	3,927
66,950		Brush Engineered Materials, Inc	2,359
79,097	e	Buzzi Unicem S.p.A.	1,001
43,631		Buzzi Unicem S.p.A. RSP	337
5,600	e	C Uyemura & Co Ltd	262
212,015		Cabot Corp	9,299
414,523		Caesarstone Sdot-Yam Ltd	24,797
179,736	*	Calgon Carbon Corp	3,735
109,032		Canam Group, Inc	1,063
193,700	e	Canexus Corp	544
256,968	*	Canfor Corp	6,556
84,251		Canfor Pulp Products, Inc	1,056
58,362		CAP S.A.	258
365,011	*	Capstone Mining Corp	638
25,220		Carpenter Technology Corp	1,242
172,830		Cascades, Inc	1,044
68,147	*,e	Castle (A.M.) & Co	544
101,400		CCL Industries	10,986
457,344		Celanese Corp (Series A)	27,422
173,497		Cementir S.p.A.	1,049
851,234		Cementos Argos S.A.	3,654
180,205	*	Cemex Latam Holdings S.A.	1,213
24,669,592	*,e	Cemex S.A. de C.V.	25,148
1,392,279	*,e	Cemex SAB de C.V. (ADR)	14,187
1,163,468	e	Centamin plc	1,068
547,100		Centerra Gold, Inc	2,844
249,398	*	Century Aluminum Co	6,085
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,555,000	m	Century Sunshine Ecological Technology Holdings Ltd	$146
43,640		Century Textile & Industries Ltd	361
158,218		CF Industries Holdings, Inc	43,121
20,923		Chase Corp	753
350,969	*,e	Chemtura	8,679
1,610,560		Cheng Loong Corp	658
475,925		Chia Hsin Cement Corp	213
2,151,795		China BlueChemical Ltd	761
172,000		China Hi-ment Corp	383
1,273,000	*	China Manmade Fibers Corp	423
735,372		China Metal Products	702
3,613,200	*,e,m	China Metal Recycling Holdings Ltd	5
6,057,248	e	China National Building Material Co Ltd	5,843
2,704,000	e	China National Materials Co Ltd	811
2,638,078	*	China Petrochemical Development Corp	958
4,958,000	*,e	China Precious Metal Resources Holdings Co Ltd	400
1,422,000	*	China Rare Earth Holdings Ltd	182
7,664,058		China Resources Cement Holdings Ltd	4,939
1,743,000	e	China Sanjiang Fine Chemicals	557
5,103,200	e	China Shanshui Cement Group Ltd	2,445
161,000		China Steel Chemical Corp	786
15,552,132		China Steel Corp	12,901
496,000		China Synthetic Rubber Corp	514
1,232,000		China Vanadium Titano-Magnetite Mining Co Ltd	116
768,000	*	China Zhongsheng Resources Holdings Ltd	39
630,000	*	Chongqing Iron & Steel Co Ltd	139
132,910		Christian Hansen Holding	5,888
56,000		Chugoku Marine Paints Ltd	473
1,069,328		Chun Yuan Steel	391
1,054,720	*	Chung Hung Steel Corp	247
242,950	*	Chung Hwa Pulp Corp	69
437,630	e	Cia de Minas Buenaventura S.A. (ADR) (Series B)	4,184
703,068		Cia Siderurgica Nacional S.A.	1,476
65,866		Ciech S.A.	793
178,077		Cimsa Cimento Sanayi Ve Tica	1,217
1,208,000	*	Citic Dameng Holdings	83
1,777,582		Clariant AG.	29,787
67,665	*	Clearwater Paper Corp	4,638
1,394,534	e	Cliffs Natural Resources, Inc	9,957
468,752	*,e	Coeur d’Alene Mines Corp	2,395
414,592		Commercial Metals Co	6,754
86,132	*,m	Companhia Vale do Rio Doce	0	^
200,282		Compass Minerals International, Inc	17,390
400,786	*	Constellium NV	6,585
107,366	*	Coromandel International Ltd	524
3,722,000		CPMC Holdings Ltd	2,026
2,370,792		CRH plc	57,007
493		CRH plc (Ireland)	12
393,030		Croda International plc	16,222
120,200	*	Cronus Resources Ltd	191
1,803,651	*	Crown Holdings, Inc	91,806
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,798,899		CSR Ltd	$5,683
151,850	*,e	Cudeco Ltd	241
691,931		Cytec Industries, Inc	31,946
4,100,600		D&L Industries Inc	1,519
673,689		Daicel Chemical Industries Ltd	7,869
306,000		Daido Steel Co Ltd	1,156
63,000		Daiken Corp	139
139,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	745
801,845		Dainippon Ink and Chemicals, Inc	1,922
283,872		Daio Paper Corp	2,318
71,000		Daiso Co Ltd	228
225,400	*,m	Danhua Chemical Technology Co Ltd	119
18,091	*	DC Chemical Co Ltd	1,280
31,334		DCM Shriram Ltd	78
31,246		Deltic Timber Corp	2,137
1,425,000		Denki Kagaku Kogyo KK	5,219
169,147	*,e	Detour Gold Corp	1,382
285,279	*	Dominion Diamond Corp	5,125
30,926	e	Domtar Corp	1,244
62,870		Dongkuk Steel Mill Co Ltd	334
748,000		Dongpeng Holdings Co Ltd	277
18,026		Dongsung Finetec Co Ltd	127
4,609,000	e	Dongyue Group	1,627
4,792,648		Dow Chemical Co	218,593
363,000		Dowa Holdings Co Ltd	2,884
1,495,178		DS Smith plc	7,456
441,995		DSM NV	26,959
1,537,239		Du Pont (E.I.) de Nemours & Co	113,663
1,273,364		DuluxGroup Ltd	5,992
119,400	*	Dundee Precious Metals, Inc	282
52,307		Eagle Materials, Inc	3,977
14,100		Earth Chemical Co Ltd	471
440,735		Eastman Chemical Co	33,434
227,012		Ecolab, Inc	23,727
102,392	*	EID Parry India Ltd	326
343,106	*	El Ezz Steel Co	665
1,169,524		Eldorado Gold Corp	7,127
1,023,992		Elementis plc	4,151
2,384,094		Empresas CMPC S.A.	5,966
11,402		EMS-Chemie Holding AG.	4,616
443,038	*	Endeavour Mining Corp	162
241,500	*,e	Endeavour Silver Corp	528
614,022	e	Ence Energia y Celulosa S.A.	1,525
21,806	*,e	Eramet	2,002
7,739,964		Eregli Demir ve Celik Fabrikalari TAS	14,726
2,204,038		Essentra plc	24,985
1,719,990		Eternal Chemical Co Ltd	1,744
326,200		Eternit S.A.	399
43,151		Eugene Corp	120
430,602		Everlight Chemical Industrial Corp	378
639,955	e	Evolution Mining Ltd	332
345,551		Evonik Industries AG.	11,283
675,229		Evraz plc	1,614
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
401,750		Feng Hsin Iron & Steel Co	$492
78,000		Ferbasa-Ferro Ligas DA Bahia	254
623,295		Ferrexpo plc	517
255,250	*	Ferro Corp	3,308
241,552	*	Fibria Celulose S.A.	2,952
29,982	*	Finolex Industries Ltd	124
124,900	*,e	First Majestic Silver Corp	627
747,779		First Quantum Minerals Ltd	10,626
1,555,023	e	Fletcher Building Ltd	10,019
152,166	*,e	Flotek Industries, Inc	2,850
311,292		FMC Corp	17,753
3,937,400		Formosa Chemicals & Fibre Corp	8,300
5,196,088		Formosa Plastics Corp	11,839
459,000		Formosan Rubber Group, Inc	477
13,020,198	e	Fortescue Metals Group Ltd	28,588
434,300	*	Fortuna Silver Mines, Inc	1,974
2,376,451		Fosun International	3,098
25,900	*,e	FP Corp	830
669,404		Franco-Nevada Corp	32,963
1,694,078		Freeport-McMoRan Copper & Gold, Inc (Class B)	39,574
174,423		Fresnillo plc	2,073
40,215		Frutarom Industries Ltd	1,241
74,511		Fuchs Petrolub AG. (Preference)	2,968
2,448,200	e	Fufeng Group Ltd	1,055
22,352		Fuji Seal International, Inc	651
16,300		Fujimi, Inc	237
22,100		Fujimori Kogyo Co Ltd	617
1,788,000	e	Furukawa-Sky Aluminum Corp	4,559
2,515,800	e	Fushan International Energy Group Ltd	548
136,725		FutureFuel Corp	1,780
14,545,600	*	G Steel PCL	62
247,170	*	Gabriel Resources Ltd	84
293,742		Gammon Gold, Inc	973
246,610	*	Gem Diamonds Ltd	667
2,614,307		Gerdau S.A. (Preference)	9,422
21,843		Givaudan S.A.	39,183
139,736		Glatfelter	3,573
778,761	*	Gleichen Resources Ltd	824
10,785,977		Glencore Xstrata plc	49,786
185,124		Globe Specialty Metals, Inc	3,190
473,192		Gloria Material Technology Corp	327
127,000		Godo Steel Ltd	189
103,529		Godrej Industries Ltd	480
756,806		Gold Fields Ltd	3,421
97,467	e	Gold Resource Corp	329
876,297		Goldcorp, Inc	16,224
8,065,418	*	Goldsun Development & Construction Co Ltd	2,819
3,822,000		Grand Pacific Petrochemical	2,035
2,591,894	*	Graphic Packaging Holding Co	35,302
605,755	*,m	Great Basin Gold Ltd	5
181,000		Great China Metal Industry	175
1,281,000	e	Greatview Aseptic Packaging Co	658

100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,883		Greif, Inc (Class A)	$750
50,036,560	*,e	G-Resources Group Ltd	1,184
705,295		Grupo Argos S.A.	6,084
182,836		Grupo Argos S.A.(Preference)	1,539
9,239,930		Grupo Mexico S.A. de C.V. (Series B)	26,817
120,400	*,e	Grupo Simec SAB de C.V.	414
92,884		Gubre Fabrikalari TAS	199
34,748		Gujarat Flourochemicals	421
152,500		Gujarat State Fertilisers & Chemicals Ltd	252
3,179,452	*,e,m	Gunns Ltd	26
1,584	*,m	Gunns Ltd (Forest)	0	^
152,996	*	Guyana Goldfields, Inc	371
12,850	*	H&R WASAG AG.	117
142,744		H.B. Fuller Co	6,356
30,182		Han Kuk Carbon Co Ltd	159
12,020		Hanil Cement Manufacturing	1,589
10,378		Hansol Chemical Co Ltd	366
38,345	m	Hansol Paper Co	372
108,039		Hanwha Chemical Corp	1,147
46,183		Hanwha Corp	1,306
558,023	*,e	Harmony Gold Mining Co Ltd	1,040
38,926	e	Hawkins, Inc	1,687
44,865		Haynes International, Inc	2,176
436,839	*	Headwaters, Inc	6,548
1,174,257	e	Hecla Mining Co	3,276
107,176		HeidelbergCement AG.	7,564
65,147		Hexpol AB (Series B)	6,131
358,910		Highland Gold Mining Ltd	175
1,183,759		Hindalco Industries Ltd	2,936
134,382		Hitachi Chemical Co Ltd	2,374
1,318,830		Hitachi Metals Ltd	22,408
834,837	*	Ho Tung Chemical Corp	290
195,119	*,e	Hochschild Mining plc	268
560,829	e	Hokuetsu Paper Mills Ltd	2,387
1,028,673		Holcim Ltd	73,534
53,272		Holmen AB (B Shares)	1,810
17,809		Honam Petrochemical Corp	2,564
2,262,000	*	Honbridge Holdings Ltd	315
173,973	*,e	Horsehead Holding Corp	2,754
2,886,000		Huabao International Holdings Ltd	2,352
219,800		Hubei Sanonda Co Ltd	259
26,917		Huchems Fine Chemical Corp	614
246,192		HudBay Minerals, Inc	2,144
203,704		Huhtamaki Oyj	5,359
1,756,000	*,e	Hunan Non-Ferrous Metal Ltd	879
348,625		Huntsman Corp	7,942
24,420		Hyosung Corp	1,515
54,993		Hyundai Hysco	3,637
218,540		Hyundai Steel Co	12,517
400,500	*	IAMGOLD Corp	1,082
33,100		Ihara Chemical Industry Co Ltd	345
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
97,490		Iluka Resources Ltd	$468
32,152	*	IMCD Group NV	1,097
55,674		Imerys S.A.	4,096
539,571	*	Impala Platinum Holdings Ltd	3,526
48,600	*,e	Imperial Metals Corp	417
2,321,716		Incitec Pivot Ltd	6,006
879,840		Independence Group NL	3,151
226,060	*	India Cements Ltd	304
1,157,378		Indorama Ventures PCL (Foreign)	706
181,000	*,e	Industrias CH SAB de C.V.	873
139,665		Industrias Penoles S.A. de C.V.	2,731
957,270		Inner Mongolia Eerduosi Resourses Co Ltd	842
104,130		Innophos Holdings, Inc	6,086
101,225		Innospec, Inc	4,322
176,900	*	Interfor Corp	3,342
159,711		International Flavors & Fragrances, Inc	16,188
555,433		International Paper Co	29,760
180,624		Intertape Polymer Group, Inc	2,893
196,108	*,e	Intrepid Potash, Inc	2,722
1,354,000	*	IRC Ltd	90
316,000	*	Ishihara Sangyo Kaisha Ltd	274
452,738		Israel Chemicals Ltd	3,258
782	*	Israel Corp Ltd	370
205,171		Italcementi S.p.A.	1,222
7,132		Italmobiliare S.p.A.	162
37,988		Italmobiliare S.p.A. RSP	671
549,300	*	Ivanhoe Mines Ltd	482
112,772	*	Izmir Demir Celik Sanayi AS	135
31,459	*,e,m	Jacana Minerals Ltd	6
362,892		James Hardie Industries NV	3,874
33,000		Japan Pile Corp	210
65,834	*	Jastrzebska Spolka Weglowa S.A.	310
254,000		Jaya Tiasa Holdings BHD	146
856,411		JFE Holdings, Inc	19,099
5,515,230		Jiangxi Copper Co Ltd	9,414
157,915		Jindal Saw Ltd	232
493,412		Jindal Steel & Power Ltd	1,183
169,938	*,e	Jinshan Gold Mines, Inc	301
17,223		JK Cement Ltd	174
34,492		JK Lakshmi Cement Ltd	221
312,064		Johnson Matthey plc	16,418
16,700		JSP Corp	298
273,255		JSR Corp	4,690
113,859		JSW Steel Ltd	1,881
71,065		K&S AG.	1,961
63,684		Kaiser Aluminum Corp	4,549
234,216		Kaneka Corp	1,255
338,424		Kansai Paint Co Ltd	5,243
342,671	*	Kapstone Paper and Packaging Corp	10,044
154,680	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	163
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
818,730	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	$716
746		Kartonsan Karton Sanayi	75
284,894	*,e	KAZ Minerals Plc	1,137
108,217		Kemira Oyj	1,288
441,930		KGHM Polska Miedz S.A.	13,472
318,000		Kian Joo Can Factory BHD	266
1,801,112	*	Kinross Gold Corp	5,054
8,585		KISCO Corp	228
6,756		KISWIRE Ltd	259
394,868		Klabin S.A.	2,172
33,540		KMG Chemicals, Inc	671
24,000		Koatsu Gas Kogyo Co Ltd	115
12,727,680		Kobe Steel Ltd	21,923
34,028		Kolon Corp	655
59,404		Kolon Industries, Inc	2,613
37,700		Konishi Co Ltd	597
1,031		Konya Cimento Sanayii	120
97,157		Koppers Holdings, Inc	2,524
12,660		Korea Kumho Petrochemical	924
19,915		Korea Petrochemical Ind Co Ltd	1,277
20,610		Korea Zinc Co Ltd	7,533
62,077		Koza Altin Isletmeleri AS	415
170,310	*	Koza Anadolu Metal Madencilik Isletmeleri AS	120
2,738		KPX Chemical Co Ltd	146
116,530	*	Kraton Polymers LLC	2,423
120,673		Kronos Worldwide, Inc	1,571
13,348		Kukdo Chemical Co Ltd	498
138,618	e	Kumba Iron Ore Ltd	2,867
46,000		Kumiai Chemical Industry Co Ltd	307
74,285		Kuraray Co Ltd	844
285,000	e	Kureha CORP	1,192
100,000	e	Kurimoto Ltd	189
77,600		Kyoei Steel Ltd	1,336
204,900	e	Labrador Iron Ore Royalty Corp	3,280
852,420		Lafarge Malayan Cement BHD	2,379
231,075		Lafarge S.A.	16,221
435,300	*,e	Lake Shore Gold Corp	292
91,905	*	Landec Corp	1,269
615,627		Lanxess AG.	28,511
424,000		Lee & Man Holding Ltd	255
5,386,338	e	Lee & Man Paper Manufacturing Ltd	3,008
660,448		LEE Chang Yung Chem IND Corp	348
8,467	e	Lenzing AG.	537
68,271		LG Chem Ltd	11,164
9,813		LG Chem Ltd (Preference)	1,253
332,213		Linde AG.	61,194
52,900		Lintec Corp	1,169
4,145		Lion Chemtech Co Ltd	89
21,752		Lock & Lock Co Ltd	224
1,473,901		Long Chen Paper Co Ltd	671
489,275	*,e	Lonmin plc	1,349
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,562,119	*,e	Louisiana-Pacific Corp	$108,669
68,916	*	LSB Industries, Inc	2,167
345,249		Lucara Diamond Corp	651
476,000		Luks Group Vietnam Holdings Ltd	150
679,097	*,e	Lundin Mining Corp	3,343
1,298,019		LyondellBasell Industries AF S.C.A	103,050
87,360	*	Madras Cements Ltd	478
193,569	*	MAG. Silver Corp	1,586
183,000		Magnesita Refratarios S.A.	143
28,306	*	Maharashtra Seamless Ltd	108
85,878		Major Drilling Group International	422
121,336		Mardin Cimento Sanayii	247
35,037	*,e	Marrone Bio Innovations, Inc	126
135,733	e	Martin Marietta Materials, Inc	14,974
11,724		Maruichi Steel Tube Ltd	250
19,532		Mayr-Melnhof Karton AG.	2,033
247,224		MeadWestvaco Corp	10,974
24	*	Mechel Steel Group OAO (ADR)	0	^
1,509,124		Merafe Resources Ltd	123
172,362	*	Metals X Ltd	109
639,152		Metalurgica Gerdau S.A.	2,717
274,268	e	Methanex Corp	12,599
1,494,484	*,e	Mexichem SAB de C.V.	4,539
1,086,000	e	Midas Holdings Ltd	204
581,422	*,e	Minera Frisco SAB de C.V.	847
111,171		Minerals Technologies, Inc	7,721
7,802		Miquel y Costas & Miquel S.A.	302
1,418,606		Mitsubishi Chemical Holdings Corp	6,881
349,158		Mitsubishi Gas Chemical Co, Inc	1,752
1,864,060		Mitsubishi Materials Corp	6,184
400,000	*	Mitsubishi Paper Mills Ltd	289
502,000		Mitsubishi Steel Manufacturing Co Ltd	1,025
772,402		Mitsui Chemicals, Inc	2,188
962,000		Mitsui Mining & Smelting Co Ltd	2,321
214,997	*,e	Mittal Steel South Africa Ltd	491
1,129,990		MMC Norilsk Nickel (ADR)	16,159
5,148,000	e	MMG Ltd	1,586
62,701		MOIL Ltd	313
237,168		Mondi Ltd	3,859
1,053,158		Mondi plc	17,109
12,981	*,m	Mongolian Metals Corporation	0	^
1,483,363		Monsanto Co	177,217
4,509		Monsanto India Ltd	202
22,570		Moorim P&P Co Ltd	83
110,149		Mosaic Co	5,028
695,573		Mount Gibson Iron Ltd	136
223,331		Mpact Ltd	710
416,627		M-real Oyj (B Shares)	2,243
106,455		Myers Industries, Inc	1,874
125,220	*	Mytilineos Holdings S.A.	700
531,194	*,m	Nagarjuna Fertilizers & Chemicals	67
187,000	*,e	Nakayama Steel Works Ltd	125
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
115,519		Namhae Chemical Corp	$942
623,042		Nampak Ltd	2,342
5,907,813		Nan Ya Plastics Corp	12,182
299,474		Nantex Industry Co Ltd	152
79,014		Neenah Paper, Inc	4,762
28,500		Neturen Co Ltd	190
481,600		Nevsun Resources Ltd	1,857
765,860	*	New Gold, Inc	3,283
1,022,703	*	Newcrest Mining Ltd	8,999
49,977		NewMarket Corp	20,167
144,772		Newmont Mining Corp	2,736
1,595,250		Nickel Asia Corp	1,686
126,200		Nihon Nohyaku Co Ltd	1,452
45,774		Nihon Parkerizing Co Ltd	1,044
2,574,584	e	Nine Dragons Paper Holdings Ltd	2,242
109,200		Nippon Denko Co Ltd	263
177,800		Nippon Kayaku Co Ltd	2,211
2,406,800		Nippon Light Metal Holdings Co Ltd	3,433
394,000	e	Nippon Paint Co Ltd	11,417
512,400	e	Nippon Paper Industries Co Ltd	7,359
236,000		Nippon Shokubai Co Ltd	3,092
296,000		Nippon Soda Co Ltd	1,625
6,593,170		Nippon Steel Corp	16,355
53,810		Nippon Synthetic Chemical Industry Co Ltd	319
147,000		Nippon Valqua Industries Ltd	393
140,000	*,e	Nippon Yakin Kogyo Co Ltd	288
138,000		Nissan Chemical Industries Ltd	2,503
384,800	e	Nisshin Steel Holdings Co Ltd	3,669
53,000		Nittetsu Mining Co Ltd	187
369,496		Nitto Denko Corp	20,646
148,921		NOF Corp	941
374,160		Noranda Aluminium Holding Corp	1,317
230,285	e	Norbord, Inc	5,120
5,589,319		Norsk Hydro ASA	31,485
10,690,000	*,e	North Mining Shares Co Ltd	532
532,238	*	Northam Platinum Ltd	1,678
555,546	e	Northern Star Resources Ltd	670
403,582	*,e	Novagold Resources, Inc	1,185
14,609		Novolipetsk Steel (GDR)	168
617,300		Novozymes AS	25,984
616,360		Nucor Corp	30,232
1,088,427		Nufarm Ltd	4,186
210,614		Nuplex Industries Ltd	488
1,323,045	*,e	Nyrstar	4,691
86,450	*,m	Nyrstar (Strip VVPR)	0	^
187,000	*	Ocean Plastics Co Ltd	213
957,393	*,e	OceanaGold Corp	1,665
719,259		OJI Paper Co Ltd	2,573
127,000		Okamoto Industries, Inc	454
269,961		Olin Corp	6,147
31,569	e	Olympic Steel, Inc	561
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
119,423		OM Group, Inc	$3,559
95,056		Omnia Holdings Ltd	1,489
122,873	*	Omnova Solutions, Inc	1,000
13,035,553		OneSteel Ltd	2,256
596,181		Orica Ltd	9,136
766,600		Oriental Union Chemical Corp	663
1,527,691		Orora Ltd	2,414
13,700		Osaka Steel Co Ltd	233
49,630	*	Osisko Gold Royalties Ltd	700
198,740	*,e	Outokumpu Oyj	1,137
306,000		Overseas Chinese Town Asia Holdings Ltd	126
96,294	*	Owens-Illinois, Inc	2,599
322,595		Oxiana Ltd	905
145,507	*	Pacific Metals Co Ltd	438
13,800		Pack Corp	261
1,121,511		Packaging Corp of America	87,534
201,119		Pact Group Holdings Ltd	711
1,418,616	e	Pan African Resources plc	240
179,371		Pan American Silver Corp	1,655
540,507		Pan Australian Resources Ltd	616
130,527		Papeles y Cartones de Europa S.A.	601
183,100	*	Paranapanema S.A.	170
1,059,319		Park Elektrik Madencilik Sanayi Ve Ticaret AS	1,832
70,000		Petkim Petrokimya Holding	118
411,637	*	Petra Diamonds Ltd	1,236
3,248,763		Petronas Chemicals Group BHD	5,053
79,643		PI Industries Ltd	652
264,041	*,m	Pike River Coal Ltd	0	^
174,699	*	Platform Specialty Products Corp	4,057
293,769		PolyOne Corp	11,137
8,418		Poongsan	327
35,435		Poongsan Corp	804
420,036		Portucel Empresa Produtora de Pasta e Papel S.A.	1,558
133,885		POSCO	33,725
6,560		POSCO Refractories & Environment Co Ltd	835
1,628,152		Potash Corp of Saskatchewan	57,556
997,840	e	PPC Ltd	2,372
1,120,490		PPG Industries, Inc	259,001
366,710		Praxair, Inc	47,511
525,400	*,e	Premier Gold Mines Ltd	855
387,800		Press Metal BHD	285
98,100	*	Pretium Resources, Inc	567
169,600	*	Primero Mining Corp	653
98,186	*	Prism Cement Ltd	125
4,066,500		PT Aneka Tambang Tbk	347
7,451,500	*	PT Hanson International Tbk	417
4,800,100		PT Indah Kiat Pulp and Paper Corp Tbk	404
1,628,420		PT Indocement Tunggal Prakarsa Tbk	3,286
4,250,200	*	PT Krakatau Steel Tbk	166
1,450,700		PT Semen Baturaja Persero Tbk	44
3,279,089		PT Semen Gresik Persero Tbk	4,281
3,618,257		PT Timah Tbk	358
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,244,300		PT Vale Indonesia Tbk	$2,978
2,410,200	*	PT Wijaya Karya Beton Tbk	251
1,097,400		PTT Global Chemical PCL (ADR)	1,703
5,657,626		PTT Global Chemical PCL (Foreign)	8,779
14,037	*	Qatar National Cement Co	507
38,816	*	Qatari Investors Group	438
40,664		Quaker Chemical Corp	3,743
42,952		Rallis India Ltd	146
146,368		Randgold Resources Ltd	9,937
149,421	e	Rayonier Advanced Materials, Inc	3,332
345,299	*,e	Regis Resources Ltd	538
69,491		Reliance Steel & Aluminum Co	4,258
214,767	e	Rengo Co Ltd	885
638,790	*,e	Rentech, Inc	805
227,292	*	Resolute Forest Products	4,003
229,932		Rexam plc	1,619
23,304	e	RHI AG.	528
445,541	*	Rio Alto Mining Ltd	1,083
357,923		Rio Tinto Ltd	16,780
1,403,597		Rio Tinto plc	64,702
173,417		Rock-Tenn Co (Class A)	10,575
79,833		Rockwood Holdings, Inc	6,291
707,700	*,e	Romarco Minerals, Inc	298
75,260		Rotam Global Agrosciences Ltd	134
110,552	*	Royal Bafokeng Platinum Ltd	500
170,041		Royal Gold, Inc	10,662
423,521		RPC Group plc	3,268
419,038		RPM International, Inc	21,249
107,433	*	RTI International Metals, Inc	2,714
397,111	*,e	Rubicon Minerals Corp	383
26,815	*,e	Ryerson Holding Corp	266
22,303		Sa des Ciments Vicat	1,601
199,000		Sakai Chemical Industry Co Ltd	628
85,400		Sakata INX Corp	950
41,866	e	Salzgitter AG.	1,172
3,173		Sam Kwang Glass Ind Co Ltd	180
21,661		Samsung Fine Chemicals Co Ltd	642
343,031		San Fang Chemical Industry Co Ltd	325
99,270		Sandfire Resources NL	364
124,700	*,e	Sandstorm Gold Ltd	423
12,505	*	Sansung Life & Science Co Ltd	269
141,000		Sanyo Chemical Industries Ltd	1,013
319,000	e	Sanyo Special Steel Co Ltd	1,063
491,076	*,e	Sappi Ltd	1,781
248,584		Satipel Industrial S.A.	751
2,052,518	*	Schmolz + Bickenbach AG.	2,212
92,702		Schnitzer Steel Industries, Inc (Class A)	2,091
157,555		Schweitzer-Mauduit International, Inc	6,665
159,000		Scientex BHD	322
119,309	e	Scotts Miracle-Gro Co (Class A)	7,435
38,893	*	Seabridge Gold, Inc	295
61,255		Seah Besteel Corp	1,553
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,576		SeAH Holdings Corp	$231
14,096		SeAH Steel Corp	1,018
4,036,683		Sealed Air Corp	171,276
1,710,000		Sekisui Plastics Co Ltd	6,500
293,420	*,e	SEMAFO, Inc	753
136,909		Semapa-Sociedade de Investimento e Gestao	1,661
112,601	*,e	Senomyx, Inc	677
167,297		Sensient Technologies Corp	10,095
2,457,147		Sesa Sterlite Ltd	8,299
249,242		Severstal (GDR)	2,268
1,753,000		Shandong Chenming Paper Holdings Ltd	828
1,433,250		Shandong Chenming Paper Holdings Ltd (Class B)	774
483,600		Shanghai Chlor-Alkali Chemical Co Ltd	264
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	156
399,000		Sheng Yu Steel Co Ltd	255
811,600		Sherritt International Corp	2,096
410,030		Sherwin-Williams Co	107,854
233,000	*	Shihlin Paper Corp	283
34,000		Shikoku Chemicals Corp	232
610,512		Shin-Etsu Chemical Co Ltd	39,744
97,800		Shin-Etsu Polymer Co Ltd	405
2,502,032		Shinkong Synthetic Fibers Corp	859
85,684		Shiny Chemical Industrial Co Ltd	122
6,362,000	*,e	Shougang Concord International Enterprises Co Ltd	290
1,625,000	e	Showa Denko KK	2,000
13,626		Shree Cement Ltd	2,025
500		Siam Cement PCL	7
467,916		Siam Cement PCL (Foreign)	6,385
1,879,413	e	Sibanye Gold Ltd	3,625
154,919		Sigma-Aldrich Corp	21,266
1,131,000	*,m	Sijia Group Co	1
1,104		Sika AG.	3,257
133,281		Silgan Holdings, Inc	7,144
85,842	*	Silver Standard Resources, Inc	431
384,068		Silver Wheaton Corp	7,812
181,619	e	Silvercorp Metals, Inc	239
272,679	e	Sims Group Ltd	2,663
2,618,000	*,e	Sinofert Holdings Ltd	427
4,448,798		Sinopec Shanghai Petrochemical Co Ltd	1,296
308,674	*,e	Sirius Resources NL	634
32,657		SK Chemicals Co Ltd	1,891
91,628		SKC Co Ltd	2,206
864,352		Smurfit Kappa Group plc	19,438
103,781		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,514
6,705		SODIFF Advanced Materials Co Ltd	311
401,478		Solar Applied Materials Technology Co	317
18,166		Solvay S.A.	2,458
109,675		Sonoco Products Co	4,793
318,942		South Valley Cement	321
306,000		Southeast Cement Co Ltd	164
2,263,274	e	Southern Copper Corp (NY)	63,824
229,011	*,e	Ssab Svenskt Stal AB (Series A)	1,324
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
201,045	*	Ssab Svenskt Stal AB (Series B)	$1,028
23,848	*	Ssangyong Cement Industrial Co Ltd	263
1,663,270		Steel Dynamics, Inc	32,833
87,875		Stepan Co	3,522
351,422	*,e	Stillwater Mining Co	5,180
5,523		STO AG.	835
1,233,266		Stora Enso Oyj (R Shares)	11,027
1,324,221		Sumitomo Bakelite Co Ltd	5,146
1,557,329		Sumitomo Chemical Co Ltd	6,131
1,564,809		Sumitomo Metal Mining Co Ltd	23,339
639,193		Sumitomo Osaka Cement Co Ltd	1,826
45,000		Sumitomo Seika Chemicals Co Ltd	300
19,512	e	Sumitomo Titanium Corp	371
218,673		SunCoke Energy, Inc	4,229
4,450,000	*,e,m	Superb Summit International Group Ltd	838
988,800	*	Superblock PCL	513
37,598	*	Supreme Industries Ltd	356
410,656		Suzano Papel e Celulose S.A.	1,738
58,000		Swancor Ind Co Ltd	257
225,598		Symrise AG.	13,591
181,273		Syngenta AG.	58,308
1,342,738		Synthos S.A.	1,554
112,279	*,e	Syrah Resources Ltd	289
286,800		Ta Ann Holdings BHD	317
812,320		TA Chen Stainless Pipe	533
718		Taekwang Industrial Co Ltd	755
223,227	e	Tahoe Resources, Inc	3,096
94,806	e	Tahoe Resources, Inc (Toronto)	1,318
2,883,916		Taiheiyo Cement Corp	9,048
8,742,290		Taiwan Cement Corp	11,951
861,960		Taiwan Fertilizer Co Ltd	1,519
278,345		Taiwan Hon Chuan Enterprise Co Ltd	489
2,367,729		Taiwan Styrene Monomer	1,028
17,500		Taiyo Ink Manufacturing Co Ltd	620
303,033	e	Taiyo Nippon Sanso Corp	3,336
136,000		Takasago International Corp	615
115,000		Takiron Co Ltd	511
238,684	*	Taseko Mines Ltd	244
961,403		Tata Steel Ltd	6,056
1,200,000		TCC International Holdings Ltd	465
10,666		Technosemichem Co Ltd	310
698,793		Teck Cominco Ltd	9,551
11,439,713		Teijin Ltd	30,406
28,796	e	Ten Cate NV	648
15,800		Tenma Corp	209
32,427	*	Tessenderlo Chemie NV	819
271,785		TFS Corp Ltd	344
212,181	*	Thompson Creek Metals Co, Inc (Toronto)	352
170,275		Thye Ming Industrial Co Ltd	193
422,797	*	ThyssenKrupp AG.	10,770
4,600,000	e	Tiangong International Co Ltd	841
107,289		TimkenSteel Corp	3,973
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
466,236	*,e	Timmins Gold Corp	$457
45,911		Titan Cement Co S.A.	1,065
252,000		Toagosei Co Ltd	1,000
34,200	*,e	Toho Titanium Co Ltd	222
253,000		Toho Zinc Co Ltd	837
655,000		Tokai Carbon Co Ltd	1,913
1,960,000	e	Tokuyama Corp	3,952
98,000		Tokyo Ohka Kogyo Co Ltd	2,998
121,796	*	Tokyo Rope Manufacturing Co Ltd	240
107,600		Tokyo Steel Manufacturing Co Ltd	662
838,750		Ton Yi Industrial Corp	527
192,000		Topy Industries Ltd	378
451,121		Toray Industries, Inc	3,604
568,000		Tosoh Corp	2,731
671,000		Toyo Ink Manufacturing Co Ltd	3,293
117,000		Toyo Kohan Co Ltd	621
131,850		Toyo Seikan Kaisha Ltd	1,638
1,861,676		Toyobo Co Ltd	2,496
5,470,300		TPI Polene PCL	284
65,242	*	Trecora Resources	959
86,672		Tredegar Corp	1,949
154,396	*,e	Trinseo S.A.	2,694
215,934	e	Tronox Ltd	5,157
636,145		TSRC Corp	681
324,466		Tubacex S.A.	1,210
83,561	e	Tubos Reunidos S.A.	172
1,660,900		Tung Ho Steel Enterprise Corp	1,292
1,273,094	*	Turquoise Hill Resources Ltd	3,934
1,885,647		UBE Industries Ltd	2,804
22,486	*,e	UFP Technologies, Inc	553
56,235		Ultra Tech Cement Ltd	2,375
28,412		Umicore	1,143
11,800		Unid Co Ltd	618
90,000		United Phosphorus Ltd	492
12,171	e	United States Lime & Minerals, Inc	887
351,272	e	United States Steel Corp	9,393
409,040		Universal Cement Corp	333
26,975	*	Universal Stainless & Alloy	678
721,532		UPC Technology Corp	257
1,754,233		UPM-Kymmene Oyj	28,749
272,057		Uralkali (GDR)	3,208
37,295	*,e	US Concrete, Inc	1,061
184,815	e	US Silica Holdings Inc	4,748
767,870		USI Corp	423
344,482	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	654
1,989,707		Vale S.A.	16,377
2,652,746		Vale S.A. (Preference)	19,191
422,420		Valspar Corp	36,531
99,401		Vedanta Resources plc	882
471		Vetropack Holding AG.	751
196,361		Victrex plc	6,336
264,126		Voestalpine AG.	10,436
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,647		Vulcan Materials Co	$2,935
206,220	e	Wacker Chemie AG.	22,621
448,653	e	Walter Energy, Inc	619
118,670		Wausau Paper Corp	1,349
2,942,000	e	West China Cement Ltd	308
288,156	*	West Fraser Timber Co Ltd	16,486
1,436,191		Western Areas NL	4,350
287,718	*,e,m	Western Desert Resources Ltd	2
1,236,900		Western Forest Products, Inc	2,875
372,276		Westlake Chemical Corp	22,742
4,784	*	WHX Corp	220
293,583		Worthington Industries, Inc	8,834
660,813	*	WR Grace & Co	63,035
928,000	*	Xinjiang Xinxin Mining Industry Co Ltd	166
1,356,396	e	Yamana Gold, Inc	5,476
10,512		Yamato Kogyo Co Ltd	294
125,518		Yara International ASA	5,590
40,391		Yeong Guan Energy Technology Group Co Ltd	170
1,361,000		Yeun Chyang Industrial Co Ltd	1,043
1,260,803		Yieh Phui Enterprise	364
1,725,270		Yingde Gases	1,207
582,000		Yip’s Chemical Holdings Ltd	354
284,000		Yodogawa Steel Works Ltd	1,056
28,205		Youlchon Chemical Co Ltd	295
986,500		Youyuan International Holdings Ltd	216
1,536,285		Yuen Foong Yu Paper Manufacturing Co Ltd	660
556,279		Yule Catto & Co plc	2,055
163,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	419
49,491		Zaklady Azotowe w Tarnowie-Moscicach S.A.	884
342,512		Zeon Corp	3,072
72,511		Zep, Inc	1,099
321,000	e	Zhaojin Mining Industry Co Ltd	161
28,295		Zignago Vetro S.p.A.	174
23,326,220	e	Zijin Mining Group Co Ltd	6,596
		TOTAL MATERIALS	6,173,209

MEDIA - 3.5%
1,877,400		ABS-CBN Holdings Corp (ADR)	1,941
19,500	*,e	Adways, Inc	192
64,713		AH Belo Corp (Class A)	672
184,360		Aimia, Inc	2,318
4,910,000	*	Alibaba Pictures Group Ltd	868
79,574	*	Altice S.A.	6,284
78,349		AMC Entertainment Holdings, Inc	2,051
728,784	*	AMC Networks, Inc	46,475
71,611		Antena 3 de Television S.A.	1,006
2,080,912	*	APN News & Media Ltd	1,406
105,200	e	Asatsu-DK, Inc	2,530
2,758,245		Astro Malaysia Holdings BHD	2,384
38,459	e	Avex Group Holdings, Inc	629
86,234		Axel Springer AG.	5,201
1,123,923		BEC World PCL (Foreign)	1,739
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
119,801	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	$125
225,945		Borussia Dortmund GmbH & Co KGaA	1,057
12,160,452		British Sky Broadcasting plc	169,715
29,000	e	Broccoli Co Ltd	384
135,012	e	Cablevision Systems Corp (Class A)	2,787
25,189		Cairo Communication S.p.A.	148
107,085	*	Carmike Cinemas, Inc	2,813
1,033,528		CBS Corp (Class B)	57,195
78,647	*	Central European Media Enterprises Ltd (Class A)	233
255,045	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	819
287,680	*	Charter Communications, Inc	47,933
84,867	*	Cheil Communications, Inc	1,328
1,180,000	*,e,m	China Jiuhao Health Industry Corp Ltd	107
268,720	*,e	Cinedigm Corp	435
255,644		Cinemark Holdings, Inc	9,096
66,900	e	Cineplex Galaxy Income Fund	2,581
212,023		Cineworld Group plc	1,367
434,000	*	City Telecom (HK) Ltd	213
14,908		CJ CGV Co Ltd	730
22,095	*	CJ E&M Corp	763
37,749		CJ Hellovision Co Ltd	332
18,462		Clear Channel Outdoor Holdings, Inc (Class A)	196
50,882		Cogeco Cable, Inc	3,138
12,388,629	e	Comcast Corp (Class A)	718,664
5,790	e	Comcast Corp (Special Class A)	333
14,200	e	COOKPAD, Inc	484
175,311		Corus Entertainment, Inc	3,463
123,975	*,e	Crown Media Holdings, Inc (Class A)	439
105,758		CTS Eventim AG.	3,116
425,147	*,e	Cumulus Media, Inc (Class A)	1,798
50,800		CyberAgent, Inc	1,905
184,583		Cyfrowy Polsat S.A.	1,219
75,371		Daekyo Co Ltd	484
43,300		Daiichikosho Co Ltd	1,174
3,995	*,e	Daily Journal Corp	1,051
622,593		Daily Mail & General Trust	7,959
691,352	*	DEN Networks Ltd	1,460
223,070		Dentsu, Inc	9,378
110,592	*,e	Dex Media, Inc	992
53,000		DHX Media Ltd	452
1,084,239	*	DIRECTV	94,004
286,504	*	Discovery Communications, Inc (Class A)	9,870
721,660	*	Discovery Communications, Inc (Class C)	24,334
1,908,070	*	DISH Network Corp (Class A)	139,079
38,563	*,e	DreamWorks Animation SKG, Inc (Class A)	861
5,869,200	*	E for L Aim PCL	252
80,538	*	Entercom Communications Corp (Class A)	979
220,091		Entertainment One Ltd	1,100
232,694		Entravision Communications Corp (Class A)	1,508
817,756	*	Eros International Media Ltd	4,761
1,436,501	*,e	Eros International plc	30,396

112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,000,000	*	eSun Holdings Ltd	$402
39,508		Eutelsat Communications	1,278
111,631	*,e	EW Scripps Co (Class A)	2,495
6,498	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	93
805,200		Fuji Television Network, Inc	9,930
45,000		Gakken Co Ltd	96
519,144		Gannett Co, Inc	16,576
196,222	*	Gestevision Telecinco S.A.	2,467
110,911	*,e	Global Eagle Entertainment, Inc	1,510
63,645	*,e	Global Sources Ltd	405
197,429	*	Gray Television, Inc	2,211
5,095,412	*,e	Grupo Televisa S.A.	34,740
169,262	*,e	Gruppo Editoriale L’Espresso S.p.A.	194
479,700		Hakuhodo DY Holdings, Inc	4,591
173,640		Harte-Hanks, Inc	1,344
85,948	*	Hathway Cables and Datacom Pvt Ltd	473
278,671	*	Havas S.A.	2,276
34,626	*,e	Hemisphere Media Group, Inc	467
32,961		Hyundai Hy Communications & Network Co	132
545,269	*	IBN18 Broadcast Ltd	264
732,277		Informa plc	5,348
3,670,991		Interpublic Group of Cos, Inc	76,246
111,105		IPSOS	3,188
7,591,756		ITV plc	25,324
142,654	*	Jagran Prakashan Ltd	309
625,678		JC Decaux S.A.	21,543
13,063,131		John Fairfax Holdings Ltd	9,267
141,654	e	John Wiley & Sons, Inc (Class A)	8,392
151,049	*	Journal Communications, Inc (Class A)	1,726
431,999	*,e	Juventus Football Club S.p.A.	114
8,170	*	Kabel Deutschland Holding AG.	1,107
48,032	*,e	Kadokawa Dwango Corp	764
30,920		Kinepolis Group NV	1,252
25,635		KT Skylife Co Ltd	427
78,580		Lagardere S.C.A.	2,046
50,433	e	Lamar Advertising Co	2,705
177,269	*,e	Lee Enterprises, Inc	652
40,157	*,e	Liberty Broadband Corp (Class A)	2,011
82,137	*,e	Liberty Broadband Corp (Class C)	4,092
116,175	*	Liberty Global plc	5,612
373,365	*	Liberty Global plc (Class A)	18,745
177,887	*,e	Liberty Media Corp	6,274
333,769	*	Liberty Media Corp (Class C)	11,692
964,314	e	Lions Gate Entertainment Corp	30,877
390,597	*	Live Nation, Inc	10,198
7,013	*	Loen Entertainment, Inc	279
34,897	*	Loral Space & Communications, Inc	2,747
60,221		M6-Metropole Television	1,135
123,634	*	Madison Square Garden, Inc	9,305
582,100		Major Cineplex Group PCL	488
85,520	*	Martha Stewart Living Omnimedia, Inc (Class A)	369
342,243	*,e	McClatchy Co (Class A)	1,136

113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
141,509		MDC Partners, Inc	$3,215
1,173,100		Media Chinese International Ltd	252
187,423	*,e	Media General, Inc	3,136
2,113,400		Media Prima BHD	1,064
5,559,695	*,e	Mediaset S.p.A.	22,876
80,000	*	Megacable Holdings SAB de C.V.	312
2,640,000	*	Mei Ah Entertainment Group Ltd	180
124,574	e	Meredith Corp	6,767
59,585	e	Modern Times Group AB (B Shares)	1,890
64,923		Morningstar, Inc	4,201
85,700		Multiplus S.A.	1,032
834,366		Naspers Ltd (N Shares)	107,930
236,125		National CineMedia, Inc	3,393
119,878		New Media Investment Group, Inc	2,833
474,817	e	New York Times Co (Class A)	6,277
168,027	*	News Corp	2,636
85,082	e	Nexstar Broadcasting Group, Inc (Class A)	4,406
25,100	*,e	Next Co Ltd	204
8,406		NextRadioTV	271
499,778		Nine Entertainment Co Holdings Ltd	776
125,108	*	Numericable SAS	6,198
241,157		Omnicom Group, Inc	18,682
388,796		Pearson plc	7,180
1,940,000		Phoenix Satellite Television Holdings Ltd	609
35,300	*	Poly Culture Group Corp Ltd	108
283,080	*,e	Premiere AG.	2,287
1,510,587	*	Promotora de Informaciones S.A.	469
761,809		ProSiebenSat. Media AG.	31,831
10,000		Proto Corp	144
43,538,700		PT Bhakti Investama Tbk	1,016
6,081,834		PT Global MediaCom Tbk	697
4,728,763		PT Media Nusantara Citra Tbk	967
1,398,400	*	PT MNC Sky Vision Tbk	181
191,670		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,208
4,315,675		PT Surya Citra Media Tbk	1,218
7,167,500	*	PT Visi Media Asia Tbk	276
103,804		Publicis Groupe S.A.	7,444
16,731		PVR Ltd	186
89,372		Quebecor, Inc	2,457
69,623	*,e	Radio One, Inc	116
223,720	*,e	RCS MediaGroup S.p.A.	251
196,582		REA Group Ltd	7,208
43,803	*,e	ReachLocal, Inc	151
63,022	*	Reading International, Inc	836
2,455,842		Reed Elsevier NV	58,647
3,199,184		Reed Elsevier plc	54,648
208,702	e	Regal Entertainment Group (Class A)	4,458
44,664	*	Rentrak Corp	3,252
174,006		Rightmove plc	6,068
491,100		RS PCL	250

114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
343,928		RTL Group	$32,796
14,487		Saga Communications, Inc	630
41,670		Salem Communications	326
86,536	e	Sanoma-WSOY Oyj	482
55,800		SBS Media Holdings Co Ltd	201
92,710	e	Schibsted ASA	5,880
92,917		Scholastic Corp	3,384
262,148	e	Scripps Networks Interactive (Class A)	19,732
466,123		SES Global S.A.	16,760
153,610	*,e	SFX Entertainment, Inc	696
921,588	e	Shaw Communications, Inc (B Shares)	24,868
89,000		Shochiku Co Ltd	865
194,117	e	Sinclair Broadcast Group, Inc (Class A)	5,311
1,317,101	e	Singapore Press Holdings Ltd	4,181
1,084,000	e	SinoMedia Holding Ltd	606
55,016		Sirius XM Canada Holdings, Inc	287
8,717,721	*,e	Sirius XM Holdings, Inc	30,512
76,646	*	Sizmek, Inc	480
1,948,511		Sky Network Television Ltd	9,148
466,200		Sky Perfect Jsat Corp	2,751
19,288	*	SM Entertainment Co	591
7,264,000		SMI Holdings Group Ltd	262
638,300		Smiles S.A.	11,058
977,968		Societe Television Francaise 1	15,035
3,616,311	*,e	Solocal Group	2,536
566,869		Southern Cross Media Group	517
267,800		Star Publications Malaysia BHD	177
594,421	*	Starz-Liberty Capital	17,654
23,378		Stroer Out-of-Home Media AG.	693
367,883		STW Communications Group Ltd	291
479,700		Sun TV Network Ltd	2,880
69,042	*	Telenet Group Holding NV	3,874
2,590,843	e	Television Broadcasts Ltd	15,085
1,648,781	*,e	Ten Network Holdings Ltd	302
587,182	e	Thomson Corp	23,687
1,027,657	e	Thomson Corp (Toronto)	41,458
1,806,325		Time Warner Cable, Inc	274,670
4,811,409		Time Warner, Inc	410,990
383,573	e	Time, Inc	9,440
181,600	e	Toei Animation Co Ltd	5,149
840,885		Toei Co Ltd	4,812
90,105		Toho Co Ltd	2,044
13,300		Tohokushinsha Film Corp	94
177,300		Tokyo Broadcasting System, Inc	2,081
1,424,000	*	Tom Group Ltd	279
19,564	*,e	Townsquare Media, Inc	258
450,322	*,e	Tribune Co	26,916
33,173	e	Tribune Publishing Co	760
357,700	*	Trinity Mirror plc	907
72,600		TV Asahi Corp	1,144
1,552,163	*	TV Azteca S.A. de C.V.	652
329,558	*	TVN S.A.	1,508
4,002,799		Twenty-First Century Fox, Inc	153,727

115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,612		Twenty-First Century Fox, Inc (Class B)	$207
1,232,974		United Business Media Ltd	9,214
122,146	*	Usen Corp	337
18,200		ValueCommerce Co Ltd	93
1,508,000		VGI Global Media PCL	536
2,242,452	e	Viacom, Inc (Class B)	168,745
84,777	e	Village Roadshow Ltd	415
3,197,600	*	Viva China Holdings Ltd	330
7,117,111		Walt Disney Co	670,361
743,494		West Australian Newspapers Holdings Ltd	815
768,000		Wisdom Holdings Group	443
151,493		Wolters Kluwer NV	4,623
19,011	*	Woongjin Thinkbig Co Ltd	131
82,813	e	World Wrestling Entertainment, Inc (Class A)	1,022
3,117,439		WPP plc	64,817
65,984	*	Yellow Media Ltd	1,112
10,414		YG Entertainment, Inc	416
543,072	*	Zee Entertainment Enterprises Ltd	578
667,315	*	ZEE Telefilms Ltd	4,008
65,200		Zenrin Co Ltd	745
		TOTAL MEDIA	4,301,089

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
18,000	*,e	3-D Matrix Ltd	317
14,491	*,e	AB Science S.A.	199
7,599,892		AbbVie, Inc	497,337
494,383		Abcam plc	3,589
51,654	*	Ablynx NV	562
222,908	*,e	Acadia Pharmaceuticals, Inc	7,077
64,298	*,e	Accelerate Diagnostics, Inc	1,234
45,117	*,e	Acceleron Pharma, Inc	1,758
70,197	*,e	AcelRx Pharmaceuticals, Inc	472
16,804	*	Achaogen, Inc	219
358,644	*,e	Achillion Pharmaceuticals, Inc	4,393
182,415	*	Acorda Therapeutics, Inc	7,455
673,543	e	Acrux Ltd	698
1,403,035	*	Actavis plc	361,155
211,653		Actelion Ltd	24,366
93,341	*,e	Actinium Pharmaceuticals, Inc	550
48,177	*,e	Active Biotech AB	116
9,497	*,e	Adamas Pharmaceuticals, Inc	165
140,389	*,e	Adcock Ingram Holdings Ltd	593
174,000	*	Adimmune Corp	167
90,009	*,e	Aegerion Pharmaceuticals, Inc	1,885
35,861	*,e	Aerie Pharmaceuticals, Inc	1,047
273,482	*,e	Affymetrix, Inc	2,699
160,180	*	Agenus, Inc	636
1,111,068		Agilent Technologies, Inc	45,487
38,019	*,e	Agios Pharmaceuticals, Inc	4,260
22,881	*,e	Akebia Therapeutics, Inc	266
176,706	*,e	Akorn, Inc	6,397
84,596	*,e	Albany Molecular Research, Inc	1,377

116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,248	*,e	Alder Biopharmaceuticals, Inc	$647
104,147	*	Alembic Pharmaceuticals Ltd	731
1,014,417	*	Alexion Pharmaceuticals, Inc	187,698
68,254	*,e	Alimera Sciences, Inc	378
6,362		ALK-Abello AS	666
2,750,712	*	Alkermes plc	161,082
1,042,510		Allergan, Inc	221,627
59,952	*	Alnylam Pharmaceuticals, Inc	5,815
65,424	*,e	AMAG Pharmaceuticals, Inc	2,788
2,482,185		Amgen, Inc	395,387
7,092		Amicogen, Inc	267
21,562	*,e	Amphastar Pharmaceuticals, Inc	250
116,210	*,e	Ampio Pharmaceuticals, Inc	399
105,960	*,e	Anacor Pharmaceuticals, Inc	3,417
28,626	*,e	ANI Pharmaceuticals, Inc	1,614
14,948	*,e	Applied Genetic Technologies Corp	314
79,990	*	Aratana Therapeutics, Inc	1,425
9,958	*,e	Ardelyx, Inc	188
1,001,535	*,e	Arena Pharmaceuticals, Inc	3,475
682,489	*,e	Ariad Pharmaceuticals, Inc	4,689
372,574	*,e	Array Biopharma, Inc	1,762
250,629	*,e	Arrowhead Research Corp	1,850
159,188		Ascendis Health Ltd	227
21,100		ASKA Pharmaceutical Co Ltd	226
492,425		Aspen Pharmacare Holdings Ltd	17,179
3,068,200	*	Astellas Pharma, Inc	42,716
4,507	*,e	Asterias Biotherapeutics, Inc	15
7,016	*	AstraZeneca Pharma India Ltd	96
3,077,537		AstraZeneca plc	217,369
734,774	e	AstraZeneca plc (ADR)	51,713
2,886	*	Atara Biotherapeutics, Inc	77
329,841		Aurobindo Pharma Ltd	5,920
43,641	*,e	Auspex Pharmaceuticals Inc	2,290
153,280	*,e	Auxilium Pharmaceuticals, Inc	5,271
17,706	*,e	Avalanche Biotechnologies, Inc	956
547,032	*	AVANIR Pharmaceuticals, Inc	9,272
10,107	*,e	Basilea Pharmaceutica	929
31,370	*	Bavarian Nordic AS	993
1,681,837		Bayer AG.	229,248
317,000		Beijing Tong Ren Tang Chinese Medicine Co Ltd	440
95,033		Biocon Ltd	639
298,813	*,e	BioCryst Pharmaceuticals, Inc	3,634
115,801	*,e	BioDelivery Sciences International, Inc	1,392
14,058		Biogaia AB (B Shares)	324
962,999	*	Biogen Idec, Inc	326,890
1,133,269	*	BioMarin Pharmaceuticals, Inc	102,448
84,653	*	Bioneer Corp	564
221,851	*,e	Bio-Path Holdings, Inc	590
75,262	*	Bio-Rad Laboratories, Inc (Class A)	9,074
26,156	*	Biospecifics Technologies Corp	1,010
102,090		Bio-Techne Corp	9,433

117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,067		Biotest AG.	$222
7,011		Biotest AG. (Preference)	793
141,803	*,e	BioTime, Inc	529
3,138,992	*	Biovitrum AB	31,912
79,688	*,e	Bluebird Bio, Inc	7,309
17,498		Boiron S.A.	1,478
20,027		Boryung Pharmaceutical Co Ltd	729
5,706,963		Bristol-Myers Squibb Co	336,882
223,621	*	Bruker BioSciences Corp	4,387
507,312	*	BTG plc	6,262
49,685		Bukwang Pharmaceutical Co Ltd	804
3,944	*,e	Calithera Biosciences, Inc	80
191,378	*	Cambrex Corp	4,138
36,742	*,e	Cara Therapeutics Inc	366
156,288	*	Catalent, Inc	4,357
4,576,479	*	Celgene Corp	511,925
6,603		Cell Biotech Co Ltd	311
305,062	*,e	Celldex Therapeutics, Inc	5,567
283,349	*	Celltrion, Inc	9,952
30,328	*,e	Cellular Dynamics International, Inc	195
63,034	*,e	Cempra, Inc	1,482
125,350	*	Center Laboratories, Inc	446
193,169	*,e	Cepheid, Inc	10,458
103,873	*	Charles River Laboratories International, Inc	6,610
105,816	*,e	ChemoCentryx, Inc	723
76,032	*,e	Chimerix, Inc	3,061
10,182,000	e	China Animal Healthcare Ltd	7,047
1,605,000	*	China Bio-Med Regeneration Technology Ltd	56
100,000	*	China Grand Pharmaceutical and Healthcare Holdings Ltd	20
3,420,000	e	China Medical System Holdings Ltd	5,634
2,994,777		China Pharmaceutical Group Ltd	2,632
858,000		China Shineway Pharmaceutical Group Ltd	1,302
17,200	*,e	Chiome Bioscience Inc	197
8,531		Chong Kun Dang Pharmaceutical Corp	503
25,576		Choongwae Pharma Corp	333
255,160		Chugai Pharmaceutical Co Ltd	6,265
680,582		Cipla Ltd	6,732
3,440,000		CK Life Sciences International Holdings, Inc	349
155,169	e	Clinigen Group plc	1,266
90,485	*,e	Clovis Oncology, Inc	5,067
11,300	e	CMIC Co Ltd	177
1,523	*	Coherus Biosciences, Inc	25
19,100		Concordia Healthcare Corp	769
458,000		Consun Pharmaceutical Group Ltd	344
160,505	*,e	Corcept Therapeutics, Inc	481
4,782		Cosmo Pharmaceuticals S.p.A	702
83,083	*	Covance, Inc	8,627
855,750		CSL Ltd	60,113
16,000	*	CTC BIO, Inc	247
379,355	*,e	CTI BioPharma Corp	895
151,088	*,e	Cubist Pharmaceuticals, Inc	15,207
148,757	*,e	Cytokinetics, Inc	1,192

118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
213,257	*,e	Cytori Therapeutics, Inc	$104
171,634	*,e	CytRx Corp	470
2,314		Daewoong Co Ltd	95
19,215		Daewoong Pharmaceutical Co Ltd	1,169
698,890		Daiichi Sankyo Co Ltd	9,772
679,194		Dainippon Sumitomo Pharma Co Ltd	6,577
964,000		Dawnrays Pharmaceutical Holdings Ltd	614
325,568	*	Depomed, Inc	5,245
3,632	*	Dermira, Inc	66
26,752	*,e	Dicerna Pharmaceuticals Inc	441
52,078		Divi S Laboratories Ltd	1,421
2,838		Dong-A Pharmaceutical Co Ltd	315
4,305		Dong-A ST Co Ltd	359
6,123		DongKook Pharmaceutical Co Ltd	192
193,570		Dr Reddy’s Laboratories Ltd	9,896
455,161	*	Dyax Corp	6,400
93,827	*,e	Dynavax Technologies Corp	1,582
11,236	*,e	Egalet Corp	64
234,951		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	233
333,431		Eisai Co Ltd	12,895
14,566	*,e	Eleven Biotheraputics Inc	173
3,053,458		Eli Lilly & Co	210,658
99,917	*	Emergent Biosolutions, Inc	2,721
50,917	*,e	Enanta Pharmaceuticals, Inc	2,589
629,869	*,e	Endo International plc	45,426
100,229	*,e	Endocyte, Inc	630
157,205	*	Enzo Biochem, Inc	698
36,337	*,e	Epizyme, Inc	686
24,200	*	EPS Co Ltd	285
12,909	*,e	Esperion Thereapeutics, Inc	522
20,439		Eurofins Scientific	5,217
242,765	*,e	Evolva Holding S.A.	319
112,836	*,e	Evotec AG.	495
229,330	*,e	Exact Sciences Corp	6,293
532,392	*,e	Exelixis, Inc	767
544,609		Faes Farma S.A. (Sigma)	1,124
86,030		FDC Ltd	218
17,597	*	FibroGen, Inc	481
44,287	*	Five Prime Therapeutics, Inc	1,196
12,833	*	Flexion Therapeutics Inc	259
80,303	*,e	Fluidigm Corp	2,709
55,620	*,m	Forest Laboratories, Inc CVR	53
42,185	*,e	Foundation Medicine, Inc	937
44,000		Fuji Pharma Co Ltd	773
21,958	*,m	Furiex Pharmaceuticals, Inc	215
84,000		Fuso Pharmaceutical Industries Ltd	207
25,596	*	Galapagos NV	480
48,092	*,e	Galectin Therapeutics, Inc	167
317,292	*,e	Galena Biopharma, Inc	479
4,043	*	Genexine Co Ltd	173
18,635	*,e	Genfit	836
46,673	*	Genmab AS	2,707

119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,580	*	Genocea Biosciences Inc	$81
47,018	*,e	Genomic Health, Inc	1,503
1,685,371	*,e	Genomma Lab Internacional S.A. de C.V.	3,205
92,582		Genus plc	1,795
533,648	*,e	Geron Corp	1,734
33,379		Gerresheimer AG.	1,818
6,348,893	*	Gilead Sciences, Inc	598,447
6,000,145		GlaxoSmithKline plc	128,725
115,000	*,e	GNI Group Ltd	303
14,440		Green Cross Corp	1,798
62,270		Green Cross Holdings Corp	1,184
218,445		Grifols S.A.	8,717
215,356	*	GW Pharmaceuticals plc	1,180
264,313	e	H Lundbeck AS	5,246
409,118	*,e	Halozyme Therapeutics, Inc	3,948
13,538		Hanmi Holdings Co Ltd	190
7,401	*	Hanmi Pharm Co Ltd	685
12,816		Haw Par Corp Ltd	82
62,196	*	Heron Therapeutics, Inc	626
390,251		Hikma Pharmaceuticals plc	11,973
75,991		Hisamitsu Pharmaceutical Co, Inc	2,396
254,225	*,e	Horizon Pharma plc	3,277
410,559	*	Hospira, Inc	25,147
2,684,480	e	Hua Han Bio-Pharmaceutical Holdings Ltd	801
7,662		Huons Co Ltd	377
59,398	*,e	Hyperion Therapeutics, Inc	1,426
163,744	*,e	Idera Pharmaceuticals, Inc	722
49,898		Il Dong Pharmaceutical Co Ltd	683
684,380	*	Illumina, Inc	126,323
14,317		Ilyang Pharmaceutical Co Ltd	306
15,169	*,e	Immune Design Corp	467
235,476	*,e	Immunogen, Inc	1,436
232,126	*,e	Immunomedics, Inc	1,114
232,980	*	Impax Laboratories, Inc	7,381
4,831	*	INC Research Holdings, Inc	124
440,058	*	Incyte Corp	32,173
562,867	*	Indivior plc	1,311
209,091	*	Infinity Pharmaceuticals, Inc	3,532
40,245	*,e	Innate Pharma S.A.	379
6,212	*	Innocell Corp	150
171,566	*,e	Inovio Pharmaceuticals, Inc	1,575
178,596	*,e	Insmed, Inc	2,763
28,553	*,e	Insys Therapeutics, Inc	1,204
24,684	*,e	Intercept Pharmaceuticals, Inc	3,851
13,883	*,e	Intersect ENT, Inc	258
53,563	*,e	Intra-Cellular Therapies, Inc	945
100,928	*,e	Intrexon Corp	2,779
37,484		Ipsen	1,940
332,965	*	Ironwood Pharmaceuticals, Inc	5,101
462,290	*,e	Isis Pharmaceuticals, Inc	28,542
15,700	*,e	Japan Tissue Engineering Co Lt	193
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
319,608	*,e	Jazz Pharmaceuticals plc	$52,329
10,300		JCR Pharmaceuticals Co Ltd	199
7,860		Jeil Pharmaceutical Co	154
11,459,533		Johnson & Johnson	1,198,324
4,794	*,e	Juno Therapeutics, Inc	250
256,521		Kaken Pharmaceutical Co Ltd	4,960
38,536	*,e	Karyopharm Therapeutics, Inc	1,442
250,663	*,e	Keryx Biopharmaceuticals, Inc	3,547
48,101	*,e	Kindred Biosciences Inc	358
106,100		Kissei Pharmaceutical Co Ltd	2,783
23,368	*,e	Kite Pharma, Inc	1,348
75,009	*,e	Knight Therapeutics, Inc	447
5,429		Kolon Life Science, Inc	243
35,101	*	Komipharm International Co Ltd	278
179,354		Kwang Dong Pharmaceutical Co Ltd	1,705
127,336		Kyorin Co Ltd	2,360
410,091		Kyowa Hakko Kogyo Co Ltd	3,862
48,740	*,e	KYTHERA Biopharmaceuticals, Inc	1,690
7,853		Kyungdong Pharm Co Ltd	175
64,347	*,e	Laboratorios Almirall S.A.	1,062
16,075		Laboratorios Farmaceuticos Rovi S.A	199
145,313	*,e	Lannett Co, Inc	6,231
16,500		Lee’s Pharmaceutical Holdings Ltd	24
682,017	*,e	Lexicon Pharmaceuticals, Inc	621
14,009	*	LG Life Sciences Ltd	460
64,161	*,e	Ligand Pharmaceuticals, Inc (Class B)	3,414
3,106,000	e	Lijun International Pharmaceutical Holding Ltd	1,421
144,500		Livzon Pharmaceutical Group, Inc	882
70,900		Lonza Group AG.	7,983
77,000	*	Lotus Pharmaceutical Co Ltd	252
5,538	*,e	Loxo Oncology, Inc	65
117,103	*	Luminex Corp	2,197
162,269		Lupin Ltd	3,666
68,743	*	MacroGenics, Inc	2,411
478,524	*	Mallinckrodt plc	47,388
850,875	*,e	MannKind Corp	4,437
230,704		Marksans Pharma Ltd	223
1,219,897	*	Mayne Pharma Group Ltd	642
620,751	e	Meda AB (A Shares)	8,902
258,458	*	Medicines Co	7,152
107,918	*	Medigen Biotechnology Corp	562
141,071	*	Medivation, Inc	14,052
29,276	*,e	Medivir AB	368
5,022		Medy-Tox, Inc	1,452
286,900		Mega Lifesciences PCL	145
10,191,847		Merck & Co, Inc	578,795
340,762		Merck KGaA	32,069
363,020	*,e	Merrimack Pharmaceuticals, Inc	4,102
172,356	*,e	Mesoblast Ltd	613
86,111	*	Mettler-Toledo International, Inc	26,045
261,859	*,e	MiMedx Group, Inc	3,019
21,611	*,e	Mirati Therapeutics, Inc	400

121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,100		Mochida Pharmaceutical Co Ltd	$1,630
135,695	*	Momenta Pharmaceuticals, Inc	1,634
98,140	*	Morphosys AG.	9,142
1,816,768	*	Mylan Laboratories, Inc	102,411
202,511	*,e	Myriad Genetics, Inc	6,898
35,100	*,e	NanoCarrier Co Ltd	423
27,320	*,e	NanoString Technologies, Inc	381
113,494	*,e	NanoViricides, Inc	309
9,698		Natco Pharma Ltd	235
16,024		Naturalendo Tech Co Ltd	663
443,390	*,e	Navidea Biopharmceuticals, Inc	838
389,186	*,e	Nektar Therapeutics	6,032
75,530	*,e	NeoStem, Inc	285
175,468	*,e	Neuralstem, Inc	477
210,793	*	Neurocrine Biosciences, Inc	4,709
55,922	*,e	NewLink Genetics Corp	2,223
75,150		Nichi-iko Pharmaceutical Co Ltd	1,166
49,000		Nippon Shinyaku Co Ltd	1,574
96,998	*,e	Northwest Biotherapeutics, Inc	519
5,039,645		Novartis AG.	467,394
652,144	*,e	Novavax, Inc	3,867
3,134,994		Novo Nordisk AS	132,609
614,698	*	NPS Pharmaceuticals, Inc	21,988
57,897	*,e	Ohr Pharmaceutical, Inc	483
94,251	*,e	Omeros Corp	2,336
17,790	*,e,m	Omthera Pharmaceuticals, Inc	11
63,402	*,e	OncoMed Pharmaceuticals, Inc	1,380
224,921	*,e	Oncothyreon, Inc	427
116,820		Oneness Biotech Co Ltd	205
138,052		Ono Pharmaceutical Co Ltd	12,222
85,643	*,e	Ophthotech Corp	3,843
561,099	*,e	Opko Health, Inc	5,605
424,519	*,e	Orexigen Therapeutics, Inc	2,573
15,760	*,e	Orexo AB	272
174,517	*,e	Organovo Holdings, Inc	1,265
219,756		Orion Oyj (Class B)	6,835
46,180	*,e	Osiris Therapeutics, Inc	738
19,247	*	Otonomy, Inc	641
1,073,769		Otsuka Holdings KK	32,193
53,693	*,e	OvaScience, Inc	2,374
157,091	*	Pacific Biosciences of California, Inc	1,232
100,402	*,e	Pacira Pharmaceuticals, Inc	8,902
102,717	*,e	Pain Therapeutics, Inc	209
1,838,556	*,e	Paion AG.	4,158
228,690	*	Parexel International Corp	12,706
446,798	e	PDL BioPharma, Inc	3,445
5,700	*,e	PeptiDream, Inc	495
492,882	*,e	Peregrine Pharmaceuticals, Inc	685
194,802	*,e	Pernix Theraputics	1,829
352,425		PerkinElmer, Inc	15,412
773,246		Perrigo Co plc	129,256
7,308	*	Pfizer Ltd	249
20,829,409		Pfizer, Inc	648,836
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
292,776	*,e	Pharmacyclics, Inc	$35,795
53,861	*	PharmaEngine Inc	487
63,492	*	Pharmstandard (GDR)	384
40,370		Phibro Animal Health Corp	1,274
109,452		Piramal Healthcare Ltd	1,446
171,946	*	Portola Pharmaceuticals, Inc	4,869
62,350	*	Pozen, Inc	499
26,666	*,e	PRA Health Sciences, Inc	646
249,807	*	Prestige Brands Holdings, Inc	8,673
217,057	*,e	Progenics Pharmaceuticals, Inc	1,641
539,911	*	Prometic Life Sciences, Inc	888
82,951	*,e	Prothena Corp plc	1,722
23,013,582		PT Kalbe Farma Tbk	3,393
78,852	*,e	PTC Therapeutics, Inc	4,082
86,916	*,e	Puma Biotechnology, Inc	16,451
491,156	*,e	Qiagen NV	11,441
789,097	*,e	Qiagen NV (NASDAQ)	18,512
249,094	*	Quintiles Transnational Holdings, Inc	14,664
20,530	*	Radius Health, Inc	799
168,754	*	Ranbaxy Laboratories Ltd	1,677
172,754	*,e	Raptor Pharmaceutical Corp	1,817
105,667	*	Receptos, Inc	12,945
22,322	*	Recipharm AB	385
301,369		Recordati S.p.A.	4,672
47,159	*,e	Regado Biosciences, Inc	43
237,430	*	Regeneron Pharmaceuticals, Inc	97,406
35,568	*,e	Regulus Therapeutics, Inc	570
47,606	*,e	Relypsa, Inc	1,466
89,281	*	Repligen Corp	1,768
30,900	*,e	ReproCELL, Inc	199
99,353	*,e	Repros Therapeutics, Inc	991
75,268	*,e	Retrophin, Inc	921
24,093	*,e	Revance Therapeutics, Inc	408
120,571	e	Richter Gedeon Rt	1,624
297,257	*	Rigel Pharmaceuticals, Inc	675
1,321,703		Roche Holding AG.	358,105
94,800		Rohto Pharmaceutical Co Ltd	1,184
14,396	*,e	Sage Therapeutics, Inc	527
80,254	*	Sagent Pharmaceuticals	2,015
837,733	*,e	Salix Pharmaceuticals Ltd	96,289
12,779		Samjin Pharmaceutical Co Ltd	247
185,354	*,e	Sangamo Biosciences, Inc	2,819
2,268,899		Sanofi-Aventis	206,857
111,156		Santen Pharmaceutical Co Ltd	5,984
3,891	*	Santhera Pharmaceutical Holding AG.	329
112,499	*,e	Sarepta Therapeutics, Inc	1,628
34,700		Sawai Pharmaceutical Co Ltd	1,994
157,406	*	Sciclone Pharmaceuticals, Inc	1,379
218,290		Scinopharm Taiwan Ltd	385
204,355	*,e	Seattle Genetics, Inc	6,566
49,891	*	Seegene, Inc	1,468
512,400		Seikagaku Corp	8,287
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
311,211	*,e	Sequenom, Inc	$1,151
460,000	e	Shandong Luoxin Pharmacy Stock Co Ltd	887
203,200		Shanghai Dingli Technology Dev	139
449,567	e	Shanghai Fosun Pharmaceutical Group Co Ltd	1,606
277,000	*,e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	232
18,500	*,e	Shin Nippon Biomedical Laboratories Ltd	121
748,543		Shionogi & Co Ltd	19,339
1,172,296		Shire Ltd	83,116
3,750		Siegfried Holding AG.	611
22,576,032	e	Sihuan Pharmaceutical Holdings	15,017
3,119,932	e	Sino Biopharmaceutical	2,811
163,280		Sinphar Pharmaceutical Co Ltd	215
102,566		Sirtex Medical Ltd	2,363
4,254,176	*,m	Skyline Venture Fund II Ltd	232
976,029	*,m	Skyline Venture Fund III Ltd	51
13,900	*,e	Sosei Group	499
224,324	*,e	Spectrum Pharmaceuticals, Inc	1,555
212,878		Stada Arzneimittel AG.	6,459
7,325		Stallergenes	438
608,100		Standard Chemical & Pharma	718
31,947	*,e	Stemline Therapeutics, Inc	545
21,449		Strides Arcolab Ltd	325
55,382	*,e	Sucampo Pharmaceuticals, Inc (Class A)	791
81,350	*	Sun Pharma Advanced Research Company Ltd	240
1,722,023		Sun Pharmaceutical Industries Ltd	22,504
137,432	*,e	Sunesis Pharmaceuticals, Inc	350
79,816	*,e	Supernus Pharmaceuticals, Inc	662
58,915	*,e	Synageva BioPharma Corp	5,467
244,936	*,e	Synergy Pharmaceuticals, Inc	747
175,905	*,e	Synta Pharmaceuticals Corp	466
14,688	*,e	T2 Biosystems, Inc	283
269,000	*	Taigen Biopharmaceuticals Holdings Ltd	326
73,669		Taisho Pharmaceutical Holdings Co Ltd	4,501
45,339	*	Taiwan Liposome Co Ltd	384
51,200	e	Takara Bio, Inc	601
734,320		Takeda Pharmaceutical Co Ltd	30,399
288,877		Tanabe Seiyaku Co Ltd	4,235
11,039		Tecan Group AG.	1,254
20,800	*,e	Tekmira Pharmaceuticals Corp	318
103,584	*,e	TESARO, Inc	3,852
80,041	*	Tetraphase Pharmaceuticals, Inc	3,178
1,237,190		Teva Pharmaceutical Industries Ltd	70,922
118,859		Teva Pharmaceutical Industries Ltd (ADR)	6,836
67,174	*,e	TG Therapeutics, Inc	1,064
295,637	*,e	TherapeuticsMD, Inc	1,316
66,820	*,e	Theravance Biopharma, Inc	997
233,202	e	Theravance, Inc	3,300
1,557,504		Thermo Electron Corp	195,140
148,572	*,e	Threshold Pharmaceuticals, Inc	472
32,614	*	ThromboGenics NV	259
1,088	*,e	Tokai Pharmaceuticals, Inc	16
722,000	e	Tong Ren Tang Technologies Co Ltd	933
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,900		Torii Pharmaceutical Co Ltd	$291
75,076		Torrent Pharmaceuticals Ltd	1,344
40,100	e	Towa Pharmaceutical Co Ltd	1,774
18,390	*,e	Transgene S.A.	156
73,192	e	Tsumura & Co	1,618
237,917		TTY Biopharm Co Ltd	522
39,000	*	TWi Pharmaceuticals, Inc	334
119,266		UCB S.A.	9,069
28,955	*,e	Ultragenyx Pharmaceutical, Inc	1,271
8,000	*,e	UMN Pharma, Inc	192
62,237		Unichem Laboratories Ltd	238
2,111,500	*,e	United Laboratories Ltd	1,227
42,655	*	United Therapeutics Corp	5,523
490,223	*	Valeant Pharmaceuticals International, Inc	70,183
36,233	*,e	Valneva SE	184
479,997	*,e	Vanda Pharmaceuticals, Inc	6,874
541,546	*	Vectura Group plc	1,076
70,438	*,e	Verastem, Inc	644
19,197	*,e	Versartis, Inc	431
508,686	*	Vertex Pharmaceuticals, Inc	60,432
6,098		Virbac S.A.	1,280
14,534	*	ViroMed Co Ltd	693
1,472	*,e	Vitae Pharmaceuticals, Inc	24
14,910	*,e	Vital Therapies, Inc	372
262,099	*,e	Vivus, Inc	755
192,624	*,e	VWR Corp	4,983
206,613	*	Waters Corp	23,289
15,320		Whanin Pharmaceutical Co Ltd	319
922,000	*	Winteam Pharmaceutical Group Ltd	531
104,466		Wockhardt Ltd	1,663
44,612	*	Xencor Inc	716
225,442	*	Xenoport, Inc	1,977
633,998	*,e	XOMA Corp	2,276
8,041		Yuhan Corp	1,236
117,824	*	Yungjin Pharmaceutical Co Ltd	139
805,000		YungShin Global Holding Corp	1,391
16,141	*,e	Zafgen, Inc	498
10,362	*,e	Zealand Pharma AS	140
178,609	*,e	Zeltia S.A.	575
33,900		Zeria Pharmaceutical Co Ltd	560
228,071	*,e	ZIOPHARM Oncology, Inc	1,156
2,663,964		Zoetis Inc	114,630
342,588	*,e	Zogenix, Inc	469
19,102	*,e	ZS Pharma, Inc	794
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,952,679

REAL ESTATE - 3.6%
10,700,000		8990 Holdings, Inc	1,703
857,182		Abacus Property Group	2,071
232,182		Acadia Realty Trust	7,437
854		Activia Properties Inc	7,426
315,345		Acucap Properties Ltd	1,413
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,743		Advance Residence Investment Corp	$4,664
39,142		Aeon Mall Co Ltd	694
8,217		AEON REIT Investment Corp	11,656
122,116	*	Africa Israel Investments Ltd	111
13,729		Africa Israel Properties Ltd	180
94,623		AG Mortgage Investment Trust	1,757
4,211,080	e	Agile Property Holdings Ltd	2,388
49,680		Agree Realty Corp	1,545
1,548,684		AIMS AMP Capital Industrial REIT	1,654
35,012	*	Airport City Ltd	306
16,000		Airport Facilities Co Ltd	96
41,356		Akmerkez Gayrimenkul Yatirim Ortakligi AS	288
3,473,935	*	Aldar Properties PJSC	2,447
234,698		Alexander & Baldwin, Inc	9,214
7,382		Alexander’s, Inc	3,227
91,407		Alexandria Real Estate Equities, Inc	8,111
98,500		Aliansce Shopping Centers S.A.	607
1,307,917		Allan Gray Property Trust	954
11,333,943		Allco Commercial Real Estate Investment Trust	12,058
38,517		Allied Properties Real Estate Investment Trust	1,241
28,961		Allreal Holding AG.	3,994
185,443		Alony Hetz Properties & Investments Ltd	1,216
4,377	*	AL-ROV Israel Ltd	111
4,383	*	Alrov Properties and Lodgings Ltd	80
79,712		Alstria Office REIT-AG.	990
4,245	*,e	Altisource Asset Management Corp	1,316
36,539	*,e	Altisource Portfolio Solutions S.A.	1,235
203,300		Altisource Residential Corp	3,944
77,894		Altus Group Ltd	1,395
2,864,300		Amata Corp PCL (Foreign)	1,358
1,413,855		Amer Group Holding	249
119,833		American Assets Trust,Inc	4,771
110,051		American Campus Communities, Inc	4,552
770,004		American Capital Agency Corp	16,809
171,978		American Capital Mortgage, Inc	3,240
284,529		American Homes 4 Rent	4,846
1,258,633		American Realty Capital Properties, Inc	11,391
108,965	*,e	American Residential Properties, Inc	1,914
967,841		American Tower Corp	95,671
166,447		Amot Investments Ltd	495
1,245,407		AMP NZ Office Trust	1,153
64,408		AmREIT, Inc (Class B)	1,709
9,406,000		Ananda Development PCL	931
1,469,851		Anant Raj Industries Ltd	1,084
6,884		ANF Immobilier	168
1,803,364		Annaly Capital Management, Inc	19,494
438,100	e	Anworth Mortgage Asset Corp	2,300
1,120,260	*	AP Thailand PCL (Foreign)	201
524,215		Apartment Investment & Management Co (Class A)	19,475
154,274	e	Apollo Commercial Real Estate Finance, Inc	2,524
92,488		Ares Commercial Real Estate Corp	1,062
1,706,420	e	Argosy Property Ltd	1,438
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
136,095		Armada Hoffler Properties, Inc	$1,292
1,293,630	e	ARMOUR Residential REIT, Inc	4,761
498,306	e	Arrowhead Properties Ltd	403
339,682		Arrowhead Properties Ltd (Class B)	276
171,151		Artis Real Estate Investment Trust	2,089
833,000		Ascendas Hospitality Trust	427
1,611,000	e	Ascendas India Trust	995
1,033,587		Ascendas REIT	1,854
1,155,302		Ascott Residence Trust	1,107
88,465		Ashford Hospitality Prime, Inc	1,518
251,343		Ashford Hospitality Trust, Inc	2,634
205,799		Associated Estates Realty Corp	4,777
998,991	*	Attacq Ltd	1,900
41,300	*	AV Homes, Inc	602
428,109		AvalonBay Communities, Inc	69,949
944,973	e	Aveo Group	1,653
123,270		Aviv REIT, Inc	4,250
38,589	*	Axia Real Estate SOCIMI S.A.	505
367,200		Axis Real Estate Investment Trust	380
8,107,730		Ayala Land, Inc	6,046
137,600	e	Babcock & Brown Japan Property Trust	571
14,122,900		Bangkokland PCL	672
174,080	*	Barwa Real Estate Co	1,975
645		Bayside Land Corp	170
50,099		Befimmo SCA Sicafi	3,651
2,796,000		Beijing Capital Land Ltd	1,056
1,622,000		Beijing North Star Co	514
2,342,000	*,e	Beijing Properties Holdings Ltd	196
5,557,950		Belle Corp	608
1,470,233	e	Beni Stabili S.p.A.	1,033
364,007		Big Yellow Group plc	3,430
90,190		BioMed Realty Trust, Inc	1,943
269,120		Blackstone Mortgage Trust, Inc	7,842
551		BLife Investment Corp	2,664
94,059		Boardwalk Real Estate Investment Trust	4,982
600,317		Boston Properties, Inc	77,255
455,835		BR Malls Participacoes S.A.	2,817
209,208		BR Properties S.A.	807
85,218		Brandywine Realty Trust	1,362
176,200		Brasil Brokers Participacoes S.A.	168
1,728,562		British Land Co plc	20,844
1,242,012		Brixmor Property Group, Inc	30,852
920,503		Brookfield Asset Management, Inc	46,128
13,755		Brookfield Canada Office Properties	319
8,183	*	Brookfield Multiplex Group	591
1,740		Brookfield Property Partners LP (Toronto)	40
1,433,596	e	Bunnings Warehouse Property Trust	3,253
52,946	e	BUWOG AG.	1,047
37,670,188		C C Land Holdings Ltd	6,521
88,340	e	CA Immobilien Anlagen AG.	1,652
1,614,000		Cache Logistics Trust	1,411
77,875		Calloway Real Estate Investment Trust	1,830
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,229,412		Cambridge Industrial Trust	$631
315,336		Camden Property Trust	23,284
522,111		Campus Crest Communities, Inc	3,817
174,091		Canadian Apartment Properties REIT	3,766
39,831		Canadian Real Estate Investment Trust	1,570
633,400		CapitaCommercial Trust	836
837,661		Capital & Counties Properties	4,733
3,160,473	*	Capital Property Fund	3,628
2,918,880		CapitaLand Ltd	7,257
2,538,181		CapitaMall Trust	3,897
1,484,600		CapitaMalls Malaysia Trust	607
565,032		CapitaRetail China Trust	687
341,612	e	Capstead Mortgage Corp	4,195
94,888		CareTrust REIT, Inc	1,170
9,200,000	*,e	Carnival Group International Holdings Ltd	1,408
372,892		Castellum AB	5,810
59,364		CatchMark Timber Trust Inc	672
955,000		Cathay Real Estate Development Co Ltd	509
334,766		CBL & Associates Properties, Inc	6,501
1,581,685	*	CBRE Group, Inc	54,173
707,000		CDL Hospitality Trusts	929
15,000,000		Cebu Holdings, Inc	1,730
312,683		Cedar Shopping Centers, Inc	2,295
92,355		Cedar Woods Properties Ltd	452
1,485,000		Central China Real Estate Ltd	333
1,381,600		Central Pattana PCL (Foreign)	1,895
12,066,198		Century Properties Group, Inc	256
826,179		Chambers Street Properties	6,659
3,149,636		Champion Real Estate Investment Trust	1,462
761,138		Charter Hall Group	2,790
90,800		Chartwell Retirement Residences	931
109,665		Chatham Lodging Trust	3,177
189,956		Chesapeake Lodging Trust	7,068
4,429,688		Cheuk Nang Holdings Ltd	3,799
2,248,607		Cheung Kong Holdings Ltd	37,657
2,070,328		Chimera Investment Corp	6,584
2,589,500		China Aoyuan Property Group Ltd	409
56,536	*	China New City Commercial Development Ltd	27
13,712,521	*,e	China New Town Development Co Ltd	547
7,184,994		China Overseas Land & Investment Ltd	21,255
1,027,000	e	China Overseas Grand Oceans Group Ltd	519
7,623,514		China Resources Land Ltd	20,035
3,372,200	*,e	China SCE Property Holdings Ltd	704
18,256,000		China South City Holdings Ltd	8,259
10,544,147	*,e	China Vanke Co Ltd	23,391
335,500	e	Chinese Estates Holdings Ltd	1,034
109,160		Choice Properties REIT	985
168,084		Chong Hong Construction Co	359
5,490,000		CIFI Holdings Group Co Ltd	1,093
159,428	e	City Developments Ltd	1,230
634,891		Citycon Oyj	1,958
20,586		Cofinimmo	2,386
371,471		Colony Financial, Inc	8,848
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
110,584	*,e	Colour Life Services Group	$96
325,111		Columbia Property Trust, Inc	8,242
385	e	Comforia Residential REIT, Inc	842
81,798		Cominar Real Estate Investment Trust	1,310
727,900		Concentradora Fibra Danhos S.A. de C.V.	1,792
493,200	e	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	768
17,770	e	Consolidated-Tomoka Land Co	992
63,518	e	Conwert Immobilien Invest AG.	750
109,473	e	CorEnergy Infrastructure Trust, Inc	709
59,627		Coresite Realty	2,328
25,899		Corio NV	1,268
570,336	e	Corp Inmobiliaria Vesta SAB de C.V.	1,132
168,344		Corporate Office Properties Trust	4,776
5,851,994	e	Country Garden Holdings Co Ltd	2,335
116,892		Countrywide plc	791
772,304		Cousins Properties, Inc	8,820
2,326		Crescendo Investment Corp	1,900
40,200		Crombie Real Estate Investment Trust	447
1,480,637		Cromwell Group	1,240
393,801		Crown Castle International Corp	30,992
21,228,943		CSI Properties Ltd	841
33,809		CT Real Estate Investment Trust	358
791,226		CubeSmart	17,462
103,930		CyrusOne, Inc	2,863
559,808		CYS Investments, Inc	4,882
284	e	DA Office Investment Corp	1,595
106,400		Daibiru Corp	1,001
357,000		Daikyo, Inc	552
2,595,900		Daiman Development BHD	1,959
59,703		Daito Trust Construction Co Ltd	6,773
1,285,971	e	Daiwa House Industry Co Ltd	24,294
489	*	Daiwa House REIT Investment Corp	2,445
280,100	*,g	Dalian Wanda Commercial Properties Co Ltd	1,788
285,640		DCT Industrial Trust, Inc	10,186
561,181		DDR Corp	10,303
93,775		Delta Corp Ltd	134
171,751		Derwent London plc	8,018
264,095		Deutsche Annington Immobilien SE	8,966
127,500		Deutsche Euroshop AG.	5,569
289,378		Deutsche Wohnen AG.	6,826
1,354,497		Dexus Property Group	7,668
1,713,580	*	Deyaar Development PJSC	387
749,041		DiamondRock Hospitality Co	11,138
43,740		DIC Asset AG.	390
399,377	e	Digital Realty Trust, Inc	26,479
44,050		Dios Fastigheter AB	325
9,551,806		DLF Ltd	20,512
61,451	*	Dogus Gayrimenkul Yatirim Ortakligi AS	112
67,790		Douglas Emmett, Inc	1,925
58,165		Dream Global Real Estate Investment Trust	429
116,096		Dream Industrial Real Estate Investment Trust	841
53,894		Dream Office Real Estate Investment Trust	1,167
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
79,644	*	Dream Unlimited Corp	$664
713,303		Duke Realty Corp	14,409
207,721		DuPont Fabros Technology, Inc	6,905
178,095	e	Dynex Capital, Inc	1,469
704,000		Eastern & Oriental BHD	450
112,724		EastGroup Properties, Inc	7,138
175,938		Education Realty Trust, Inc	6,438
2,442,805	*	Emaar Malls Group PJSC	1,782
7,725,795		Emaar Properties PJSC	14,890
543,159		Emira Property Fund	813
2,563,607		Emlak Konut Gayrimenkul Yatiri	3,032
1,507,333		Emperor International Holdings	327
252,836		Empire State Realty Trust, Inc	4,445
200,771		Entertainment Properties Trust	11,570
220,439		Equity Commonwealth	5,659
310,093		Equity Lifestyle Properties, Inc	15,985
219,305		Equity One, Inc	5,562
905,120		Equity Residential	65,024
1,295,489	*	Eshraq Properties Co PJSC	274
239,573		Essex Property Trust, Inc	49,496
209,086		Eurobank Properties Real Estate Investment Co	1,923
48,051		Eurocommercial Properties NV	2,042
12,806,261	e	Evergrande Real Estate Group	5,161
219,498		Excel Trust, Inc	2,939
727,575		Extra Space Storage, Inc	42,665
162,806		Fabege AB	2,090
5,583,500	e	Fantasia Holdings Group Co Ltd	595
993,802		Far East Consortium	383
1,187,000		Far East Hospitality Trust	730
215,437		Farglory Land Development Co Ltd	256
94,348	*	Fastighets AB Balder	1,325
135,059		Federal Realty Investment Trust	18,025
4,849,562		Federation Centres	11,291
536,583		FelCor Lodging Trust, Inc	5,806
318,000	e	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	421
6,592,791		Fibra Uno Administracion S.A. de C.V.	19,429
12,000,000		Filinvest Development Corp	1,159
59,119,000		Filinvest Land, Inc	2,011
139,820	e	First Capital Realty, Inc	2,246
392,524		First Industrial Realty Trust, Inc	8,070
240,056		First Potomac Realty Trust	2,967
1,012,969		First Real Estate Investment Trust	960
38,372		FirstService Corp	1,958
6,954		Fonciere Des Regions	643
458,885	*	Forest City Enterprises, Inc (Class A)	9,774
119,076	*	Forestar Real Estate Group, Inc	1,834
580,287		Fortress Income Fund Ltd	815
348,598		Foxtons Group plc	870
360,493		Franklin Street Properties Corp	4,423
8,616,701		Franshion Properties China Ltd	2,459
583,000		Frasers Centrepoint Trust	832
311,000	*	Frasers Hospitality Trust	209
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
957	*	Frontier Real Estate Investment Corp	$4,385
666	*	Fukuoka REIT Corp	1,233
4,290,000		Future Land Development Holdin	397
242,245	*	GAGFAH S.A.	5,410
296,000		Gallop No REIT	180
41,809		Gaming and Leisure Properties, Inc	1,227
230,282		Gazit Globe Ltd	2,726
20,318		Gazit, Inc	472
1,198,479		GDI Property Group	841
7,165		Gecina S.A.	894
3,390,000	e	Gemdale Properties and Investm	218
2,545,268		General Growth Properties, Inc	71,598
254,985		Geo Group, Inc	10,291
121,534		Getty Realty Corp	2,213
70,477		Gladstone Commercial Corp	1,210
620,818		Glimcher Realty Trust	8,530
6,049,391		Global Logistic Properties	11,278
1,143	*	Global One Real Estate Investment Corp	4,341
320,811	*	Globe Trade Centre S.A.	485
280,100		Glomac BHD	78
4,892,895	*,e	Glorious Property Holdings Ltd	755
5,186		GLP J-Reit	5,777
58,388		Godrej Properties Ltd	237
17,980		Goldcrest Co Ltd	332
745,300	*	Golden Land Property Development PCL	164
1,740,000	*	Goldin Properties Holdings Ltd	1,129
1,713,530		Goodman Property Trust	1,521
240,075		Government Properties Income Trust	5,524
2,350,452		GPT Group (ASE)	8,318
934,256		Grainger plc	2,720
536,162	e	Gramercy Property Trust, Inc	3,699
85,409	*,e	Grand City Properties S.A.	1,258
26,500		Granite Real Estate Investment Trust	941
272,016		Great Eagle Holdings Ltd	883
846,544		Great Portland Estates plc	9,657
8,287,264	*	Green REIT plc	12,836
428,000		Greenland Hong Kong Holdings Ltd	169
35,900	e	Greentown China Holdings Ltd	35
5,701,324		Growthpoint Properties Ltd	13,546
682,000	*	Guangdong Land Holdings Ltd	156
28,818,733	e	Guangzhou Investment Co Ltd	5,515
1,266,108	e	Guangzhou R&F Properties Co Ltd	1,541
3,104,000		GZI Real Estate Investment Trust	1,553
347,695		H&R Real Estate Investment Trust	6,503
3,910		Haesung Industrial Co Ltd	74
213,342		Halk Gayrimenkul Yatrm Ortakli	110
43,882		Hamborner AG.	430
385,775		Hammerson plc	3,613
1,534,495		Hang Lung Group Ltd	6,958
13,375,071		Hang Lung Properties Ltd	37,313
1,684		Hankyu Reit, Inc	2,150
72,265		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,028
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,892,450	e	Hansteen Holdings plc	$3,174
345,272		Hatteras Financial Corp	6,363
703,815	e	HCP, Inc	30,989
626,203	e	Health Care REIT, Inc	47,385
338,143	e	Healthcare Realty Trust, Inc	9,238
221,079		Healthcare Trust of America, Inc	5,956
36,500		Heiwa Real Estate Co Ltd	553
229,069		Helical Bar plc	1,367
164,894		Heliopolis Housing	1,315
21,313,600		Hemaraj Land and Development PCL (Foreign)	2,832
66,912	*	Hemfosa Fastigheter AB	1,412
4,287,906		Henderson Land Development Co Ltd	29,802
696,154		Hersha Hospitality Trust	4,894
29,804,760	*	Hibernia REIT plc	39,131
591,250		Highwealth Construction Corp	1,186
314,774	e	Highwoods Properties, Inc	13,938
56,060	*	Hispania Activos Inmobiliarios SAU	734
187,000	e	Ho Bee Investment Ltd	275
90,689		Home Properties, Inc	5,949
228,000	e	Hong Fok Corp Ltd	141
260,994		Hongkong Land Holdings Ltd	1,758
994,000	*	Hopson Development Holdings Ltd	902
353		Hoshino Resorts REIT, Inc	3,726
377,471		Hospitality Properties Trust	11,702
3,239,706		Host Marriott Corp	77,008
321,510	*	Housing Development & Infrastruture Ltd	344
112,504	*	Howard Hughes Corp	14,673
289,235		Huaku Development Co Ltd	519
127,000		Huang Hsiang Construction Co	193
260,915		Hudson Pacific Properties	7,843
189,532		Hufvudstaden AB (Series A)	2,460
10,077	e	Hulic Reit, Inc	15,295
272,362		Hung Poo Real Estate Development Corp	219
569,000		Hung Sheng Construction Co Ltd	365
2,156,000		Hutchison Harbour Ring Ltd	187
568,100	e	Hyprop Investments Ltd	4,788
863,317		Hysan Development Co Ltd	3,831
14,467		Icade	1,158
2,148		Ichigo Real Estate Investment Corp	1,671
97,800		IGB Corp BHD	73
2,605,400		IGB Real Estate Investment Trust	976
85,500		Iguatemi Empresa de Shopping Centers S.A.	791
1,269,900		IJM Land BHD	1,217
364,783		Immobiliare Grande Distribuzione	282
1,355,948	*,e,m	Immoeast AG.	0	^
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0	^
271,460	*	Immofinanz Immobilien Anlagen AG.	684
260,364		Indiabulls Real Estate Ltd	281
398		Industrial & Infrastructure Fund Investment Corp	1,841
1,866,338		ING Office Fund	5,510
345,072		Inland Real Estate Corp	3,779
2,384,478	*	Inmobiliaria Colonial S.A.	1,575
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
108,641		InnVest Real Estate Investment Trust	$559
30,179		InterRent Real Estate Investment Trust	156
2,458		Intershop Holdings	880
13,962		Intervest Offices	380
432,648		Invesco Mortgage Capital, Inc	6,689
452	*	Invesco Office J-Reit, Inc	431
485,786	e	Investors Real Estate Trust	3,969
1,951		Invincible Investment Corp	817
846,809		IOI Properties Group Sdn BHD	584
390,133	e	Iron Mountain, Inc	15,083
1,398,327		Is Gayrimenkul Yatirim Ortakligi AS	847
299,480	*,e	iStar Financial, Inc	4,088
1,235	*	Japan Excellent, Inc	1,646
10,294		Japan Hotel REIT Investment Corp	6,604
1,309	*	Japan Logistics Fund Inc	2,944
318		Japan Prime Realty Investment Corp	1,106
400	*	Japan Real Estate Investment Corp	1,927
3,435	e	Japan Rental Housing Investments, Inc	2,823
1,089		Japan Retail Fund Investment Corp	2,301
22,873		Jerusalem Economy Ltd	65
18,611	*	Jerusalem Oil Exploration	572
250,100		JHSF Participacoes S.A.	221
1,728,650	m	Jiangsu Future Land Co Ltd	876
102,767		Jones Lang LaSalle, Inc	15,408
11,100	e	Jowa Holdings Co Ltd	328
1,182,117		K Wah International Holdings Ltd	624
4,726,000	e	Kaisa Group Holdings Ltd	969
821,480		KEE TAI Properties Co Ltd	504
1,321		Kenedix Realty Investment Corp	7,477
983		Kenedix Residential Investment Corp	2,950
406,200	*,e	Kenedix, Inc	1,850
252,925	e	Kennedy-Wilson Holdings, Inc	6,399
1,224,419		Keppel Land Ltd	3,154
3,330,640		Kerry Properties Ltd	12,015
55,300	e	Killam Properties, Inc	488
250,453		Kilroy Realty Corp	17,299
373,070		Kimco Realty Corp	9,379
398,000		Kindom Construction Co	348
161,280	*	King’s Town Construction Co Ltd	142
126,781		Kite Realty Group Trust	3,644
1,338,413		Kiwi Property Group Ltd	1,295
79,600		KLCC Property Holdings BHD	153
212,757		Klepierre	9,135
143,272		Klovern AB (A Shares)	150
1,432,720	*	Klovern AB (B Shares)	1,397
298,324		Korea Real Estate Investment Trust Co	1,006
3,095,130		Kowloon Development Co Ltd	3,613
2,479,138		K-REIT Asia	2,277
231,600	*	KSL Holdings BHD	123
183,802		Kungsleden AB	1,322
500,185		Kuoyang Construction Co Ltd	231
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,073,731		KWG Property Holding Ltd	$3,455
117,461,000		Lai Fung Holdings Ltd	2,358
85,959,250	*	Lai Sun Development	1,944
39,121	*	Lamda Development S.A.	159
621,348		Land Securities Group plc	11,169
4,175,500		Langham Hospitality Investments Ltd	1,809
42,903	*	Lar Espana Real Estate Socimi S.A.	473
379,645		LaSalle Hotel Properties	15,364
455,800		LBS Bina Group BHD	212
418,693	*	LC Corp S.A.	222
85,303		LEG Immobilien AG.	6,355
535,813		Lend Lease Corp Ltd	7,136
2,243,111	*	Leopalace21 Corp	14,151
732,632	e	Lexington Corporate Properties Trust	8,044
1,902,105		Liberty International plc	9,834
72,219	e	Liberty Property Trust	2,718
1,655,781		Link REIT	10,366
1,868,000		Lippo-Mapletree Indonesia Retail Trust	479
206,000		Liu Chong Hing Investment	259
1,978,000	*	Logan Property Holdings Co Ltd	616
663,439		London & Stamford Property plc	1,578
991,000		Long Bon International Co Ltd	632
1,758,120		Longfor Properties Co Ltd	2,254
1,875,500		LPN Development PCL	1,243
151,300		LPS Brasil Consultoria de Imoveis S.A.	370
313,307		LSR Group (GDR)	489
144,641		LTC Properties, Inc	6,244
55,155		Macerich Co	4,600
620,601		Mack-Cali Realty Corp	11,829
339,694		Macquarie CountryWide Trust	1,136
1,034,556	e	Macquarie Goodman Group	4,778
3,372,590		Macquarie MEAG Prime REIT	2,037
4,660,000	*	Madex International Holdings Ltd	132
1,547,878		Mah Sing Group BHD	997
6,100	*,e	Mainstreet Equity Corp	199
35,779	*,e,m	Mapeley Ltd	1
3,413,287		Mapletree Commercial Trust	3,632
4,929,000	e	Mapletree Greater China Commercial Trust	3,528
3,402,661		Mapletree Industrial Trust	3,807
3,979,804	e	Mapletree Logistics Trust	3,553
629,650		Matrix Concepts Holdings BHD	483
29,383	*	Mazaya Qatar Real Estate Development Q.S.C	152
1,311,400		MBK PCL	582
628,318		Medical Properties Trust, Inc	8,658
80,503	*	Medinet Nasr Housing	330
45,569,500		Megaworld Corp	4,709
15,692		Melisron Ltd	434
141,373		Mercialys S.A	3,154
138,481	*	Merlin Properties Socimi S.A.	1,681
916,200		Mexico Real Estate Management S.A. de C.V.	1,569
1,391,463	e	MFA Mortgage Investments, Inc	11,118
1,058		MID Reit, Inc	2,660
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
206,455		Mid-America Apartment Communities, Inc	$15,418
1,618,929	*,e	Midland Holdings Ltd	818
45,300		Milestone Apartments Real Estate Investment Trust	476
4,466,000	*	Mingfa Group	1,365
1,804,000		Minmetals Land Ltd	207
2,078,142		Mirvac Group	3,006
903,837		Mitsubishi Estate Co Ltd	19,045
1,740,021		Mitsui Fudosan Co Ltd	46,660
198,500		MKH BHD	150
8,055		Mobimo Holding AG.	1,611
209,786	e	Monmouth Real Estate Investment Corp (Class A)	2,322
49,900		Morguard North American Reside	430
59,921		Morguard Real Estate Investment Trust	937
3,015	*	Mori Hills REIT Investment Corp	4,339
1,151	*	Mori Trust Sogo Reit, Inc	2,308
74,634		Multiplan Empreendimentos Imobiliarios S.A.	1,332
140,300		Naim Holdings BHD	119
119,464		National Health Investors, Inc	8,358
252,096	e	National Retail Properties, Inc	9,925
198,282,600	*	Natural Park PCL	422
1,902,000	*	Neo-China Land Group Holdings Ltd	314
428,000		New Century Real Estate Investment Trust	182
485,870		New Residential Investment Corp	6,205
2,946,614		New World China Land Ltd	1,742
15,186,539		New World Development Co Ltd	17,434
315,642	e	New York Mortgage Trust, Inc	2,434
139,849		NewRiver Retail Ltd	643
65,118		Nexity	2,469
170,918	*	Nieuwe Steen Investments NV	761
1,254	*	Nippon Accommodations Fund, Inc	4,958
439	*	Nippon Building Fund, Inc	2,204
2,358	*	Nippon ProLogis REIT, Inc	5,120
143		NIPPON REIT Investment Corp	430
38,480	*	Nitsba Holdings 1995 Ltd	509
129,529		Nomura Real Estate Holdings, Inc	2,217
8,966		Nomura Real Estate Master Fund, Inc	11,611
439		Nomura Real Estate Office Fund, Inc	2,177
154		Nomura Real Estate Residential Fund, Inc	926
36,395		Northern Property Real Estate Investment Trust	745
1,036,424		NorthStar Realty Finance Corp	18,220
20,452		NorthWest Healthcare Properties Real Estate Investment Trust	163
648,159	*	Norwegian Property ASA	878
1,682,327	e	Novion Property Group	2,892
135,100		NTT Urban Development Corp	1,361
78,298		Oberoi Realty Ltd	346
532,977	e	Omega Healthcare Investors, Inc	20,823
54,154		One Liberty Properties, Inc	1,282
16,000		Open House Co Ltd	315
1,200,000	*	Orbit Corp Ltd	237
4,420		Orix JREIT, Inc	6,216
848,000	e	OUE Hospitality Trust	579
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
434,249		Outfront Media, Inc	$11,655
40,649	e	Owens Realty Mortgage, Inc	595
849,115	*	Palm Hills Developments SAE	481
325,648	*,e	Paramount Group, Inc	6,054
745,000		Parkway Life Real Estate Investment Trust	1,339
280,032		Parkway Properties, Inc	5,150
2,367,154		Parque Arauco S.A.	4,533
37,182	*	Patrizia Immobilien AG.	546
646,800		Pavilion Real Estate Investment Trust	270
236,294		Pebblebrook Hotel Trust	10,782
242,743		Pennsylvania REIT	5,695
264,267	e	Pennymac Mortgage Investment Trust	5,573
614,000	e,m	Perennial China Retail Trust	248
1,191,183		Phoenix Mills Ltd	7,049
150,864		Physicians Realty Trust	2,504
282,858		Piedmont Office Realty Trust, Inc	5,329
667,800	e	PLA Administradora Industrial S de RL de C.V.	1,397
65,965		Plum Creek Timber Co, Inc	2,823
19,380		Polski Holding Nieruchomosci S.A.	144
2,990,117	e	Poly Hong Kong Investment Ltd	1,219
8,341,160		Polytec Asset Holdings Ltd	1,183
341,009		Post Properties, Inc	20,041
239,753		Potlatch Corp	10,038
2,236,000	*,e	Powerlong Real Estate Holdings Ltd	314
625		Premier Investment Co	3,078
76,938		Prestige Estates Projects Ltd	291
113,091		Primary Health Properties plc	652
159,176	*	Prime Office AG.	562
1,206,826		Prince Housing & Development Corp	482
278,000	e	ProLogis Property Mexico S.A. de C.V.	514
1,433,149		Prologis, Inc	61,668
1,213,000		Prosperity REIT	412
119,108		PS Business Parks, Inc	9,474
111,326		PSP Swiss Property AG.	9,581
7,587,400		PT Agung Podomoro Land Tbk	205
14,686,400		PT Alam Sutera Realty Tbk	661
4,627,500		PT Bekasi Fajar Industrial Estate Tbk	272
6,841,127		PT Bumi Serpong Damai	993
28,646,700		PT Ciputra Development Tbk	2,873
16,642,500		PT Ciputra Property Tbk	1,128
3,747,500		PT Ciputra Surya Tbk	894
7,535,500		PT Intiland Development Tbk	394
104,922,987		PT Kawasan Industri Jababeka Tbk	2,485
517,500	*	PT Lippo Cikarang Tbk	433
45,875,497		PT Lippo Karawaci Tbk	3,767
10,819,600		PT Modernland Realty Tbk	452
7,544,200	*	PT Nirvana Development Tbk	113
33,330,000		PT Pakuwon Jati Tbk	1,381
24,409,000	*	PT Sentul City Tbk	203
15,489,000		PT Summarecon Agung Tbk	1,901
571,282		Public Storage, Inc	105,601
3,046,170	*	Puravankara Projects Ltd	4,070
99,472		Pure Industrial Real Estate Trust	380
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
33,773	e	QTS Realty Trust, Inc	$1,143
20,312,232		Quality House PCL	2,242
670,962	*	Quintain Estates & Development plc	996
2,156,470		Radium Life Tech Co Ltd	1,211
286,058	e	RAIT Investment Trust	2,194
1,211,887	*	RAK Properties PJSC	240
259,858		Ramco-Gershenson Properties	4,870
177,375		Rayonier, Inc	4,956
15,700	*	Raysum Co Ltd	152
35,955		Re/Max Holdings, Inc	1,231
98,028	*,e	Realia Business S.A.	60
1,850,149	*	Realogy Holdings Corp	82,313
63,618	e	Realty Income Corp	3,035
586,327		Rebosis Property Fund Ltd	628
480,000	g	Redco Properties Group Ltd	230
1,864,496		Redefine International plc	1,584
6,619,606		Redefine Properties Ltd	6,123
284,129	e	Redwood Trust, Inc	5,597
26,271,000		Regal Real Estate Investment Trust	6,920
633,987		Regency Centers Corp	40,436
23,300		Relo Holdings, Inc	1,666
21,515,250	*,e	Renhe Commercial Holdings Co Ltd	943
348,585		Resilient Property Income Fund Ltd	2,531
444,363	e	Resource Capital Corp	2,240
342,729		Retail Opportunities Investment Corp	5,754
912,176		Retail Properties of America, Inc	15,224
142,744		Rexford Industrial Realty, Inc	2,242
449,618		RioCan Real Estate Investment Trust	10,228
540,011		RLJ Lodging Trust	18,107
482,000		Road King Infrastructure	406
2,757,000		Robinsons Land Corp	1,633
234,200	*	Rojana Industrial Park PCL	52
132,908	e	Rouse Properties, Inc	2,461
673,488		Ruentex Development Co Ltd	1,064
138,293	e	Ryman Hospitality Properties	7,294
3,351,296		S.A. Corporate Real Estate Fund	1,385
636,224	e	Sabana Shari’ah Compliant Industrial REIT	451
158,662		Sabra Healthcare REIT, Inc	4,819
419,695		Safestore Holdings plc	1,518
120,000		Saizen REIT	78
12,604,476		Sansiri PCL	646
36,900		Sao Carlos Empreendimentos e Participacoes S.A.	454
55,441		Saul Centers, Inc	3,171
297,773		Savills plc	3,150
1,699,200		SC Asset Corp PCL	178
17,760,808	*	Scentre Group	50,319
505,333		Schroder Real Estate Investment Trust Ltd	469
1,336,065		Segro plc	7,654
3,851	*,e	Sekisui House SI Residential Investment Corp	4,366
204,100		Select Income REIT	4,982
32,583		Selvaag Bolig ASA	88
96,821		Senior Housing Properties Trust	2,141
1,122,518		Shaftesbury plc	13,584
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
339,040		Shanghai Jinqiao Export Processing Zone Development Co Ltd	$596
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	188
19,995,430		Shanghai Real Estate Ltd	541
3,163,668		Shenzhen Investment Ltd	907
1,695,825		Shimao Property Holdings Ltd	3,756
416,830	*	Shining Building Business Co Ltd	245
118,200		Shoei Co Ltd	1,182
2,003,207		Shopping Centres Australasia Property Group	3,016
12,327,167		Shui On Land Ltd	2,899
650		SIA Reit, Inc	2,471
131,750		Silver Bay Realty Trust Corp	2,182
1,427,372		Simon Property Group, Inc	259,939
992,600	*	SingHaiyi Group Ltd	109
2,845,422		Sino Land Co	4,568
2,132,000	*	Sinolink Worldwide Holdings Ltd	164
14,218,717	e	Sino-Ocean Land Holdings Ltd	8,017
234,998	*	Sinpas Gayrimenkul Yatirim Ortakligi AS	80
659,509		Sinyi Realty Co	764
192,878	*	Six of October Development & Investment	382
438,474		SL Green Realty Corp	52,187
12,904,216		SM Prime Holdings	4,885
595,645	*	Sobha Developers Ltd	4,537
6,139,350		Soho China Ltd	4,330
1,450,000		Soilbuild Business Space REIT	863
72,200		Sonae Sierra Brasil S.A.	448
94,000		Soundwill Holdings Ltd	147
134,884		Sovran Self Storage, Inc	11,765
113,198		Sparkassen Immobilien AG.	845
897,546		Spirit Realty Capital, Inc	10,672
465,908		Sponda Oyj	2,028
1,226,000		Spring Real Estate Investment Trust	580
348,597		ST Modwen Properties plc	2,096
176,233	*,e	St. Joe Co	3,241
196,726		STAG Industrial, Inc	4,820
1,592,269	*	Starwood Property Trust, Inc	37,004
136,086	e	Starwood Waypoint Residential Trust	3,589
3,155,920	e	Stockland Trust Group	10,547
71,669	*	STORE Capital Corp	1,549
1,744,728	*	Strategic Hotels & Resorts, Inc	23,083
18,440		Sumitomo Real Estate Sales Co Ltd	415
608,321		Sumitomo Realty & Development Co Ltd	20,725
302,301		Summit Hotel Properties, Inc	3,761
155,885		Sun Communities, Inc	9,425
20,600	e	Sun Frontier Fudousan Co Ltd	189
4,157,145		Sun Hung Kai Properties Ltd	62,983
6,901,000		Sunac China Holdings Ltd	6,971
2,487,000		Sunlight Real Estate Investment Trust	1,121
1,077,111		Sunstone Hotel Investors, Inc	17,783
2,034,298		Suntec Real Estate Investment Trust	3,009
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,828,634	*	Sunteck Realty Ltd	$8,093
1,538,658		Sunway BHD	1,439
3,092,400		Sunway Real Estate Investment	1,344
2,274,100		Supalai PCL	1,654
839,193		Swire Pacific Ltd (Class A)	10,893
1,040,901		Swire Properties Ltd	3,063
55,980		Swiss Prime Site AG.	4,110
1,621,100		TA Global BHD	143
265,310	e	TAG Tegernsee Immobilien und Beteiligungs AG.	3,081
673,668		Taiwan Land Development Corp	244
527,300	e	Takara Leben Co Ltd	2,284
1,171,734		Talaat Moustafa Group	1,601
417,853		Tanger Factory Outlet Centers, Inc	15,444
41,164		Taubman Centers, Inc	3,146
133,996		Technopolis plc	600
46,766	*	Tejon Ranch Co	1,378
128,125		Terreno Realty Corp	2,643
46,000		Tian Shan Development Holding Ltd	20
673,180		Ticon Industrial Connection PCL (Foreign)	368
564,000		Times Property Holdings Ltd	240
58,700		TOC Co Ltd	329
1,936,379		Tokyo Tatemono Co Ltd	14,092
124,329		Tokyu Fudosan Holdings Corp	863
1,085	*	Tokyu REIT, Inc	1,480
892		Top REIT Inc	4,002
300,500		Top Spring International Holdings Ltd	86
521,720		Torunlar Gayrimenkul Yatirim Ortakligi AS	768
1,692,400	e	Tosei Corp	9,699
72,433	*,e	Trade Street Residential, Inc	557
1,163,700		Tropicana Corp BHD	352
1,204,108		Tuan Sing Holdings Ltd	358
1,148,273		Two Harbors Investment Corp	11,506
147,614		UDR, Inc	4,549
1,232,760		UEM Land Holdings BHD	494
78,967		UMH Properties, Inc	754
158,177		Unibail-Rodamco	40,578
1,024,866	*	Union Properties PJSC	329
215,642		Unite Group plc	1,554
58,521,858	*	Unitech Ltd	15,239
107,028	*	United Development Co PSC	683
345,893		United Overseas Land Ltd	1,808
2,608		United Urban Investment Corp	4,105
989,000		Univentures PCL	247
48,748		Universal Health Realty Income Trust	2,346
895,548		UOA Development BHD	541
90,762		Urstadt Biddle Properties, Inc (Class A)	1,986
115,071		Vakif Gayrimenkul Yatirim Ortakligi AS	139
20,236		Vastned Retail NV	915
786,749		Ventas, Inc	56,410
9,898,200		Vista Land & Lifescapes, Inc	1,591
723,056		Vornado Realty Trust	85,111
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
884,388		Vukile Property Fund Ltd	$1,379
197,899		Wallenstam Byggnads AB (B Shares)	3,285
1,059,000	*	Wanda Hotel Development Co Ltd	221
27,902		Warehouses De Pauw SCA	2,116
1,188,695		Washington Prime Group, Inc	20,469
219,956		Washington REIT	6,084
122,620		Weingarten Realty Investors	4,282
39,171	e	Wereldhave NV	2,702
145,321	e	Western Asset Mortgage Capital Corp	2,136
4,310,800		Westfield Corp	31,600
255,109		Weyerhaeuser Co	9,156
315,697		WHA Corp PCL	301
4,117,676		Wharf Holdings Ltd	29,561
1,949,064		Wheelock & Co Ltd	9,049
476,097		Wheelock Properties S Ltd	632
76,444		Whitestone REIT	1,155
156,029		Wihlborgs Fastigheter AB	2,847
455,832		Wing Tai Holdings Ltd	561
185,921		Workspace Group plc	2,198
54,718		WP Carey, Inc	3,836
5,638,000	e	Wuzhou International Holdings Ltd	1,077
5,916,000	e	Yanlord Land Group Ltd	4,616
1,197,000	*,e	Ying Li International Real Estate Ltd	219
11,843		YNH Property BHD	7
86,200		YTL Hospitality REIT	25
207,000		Yungshin Construction & Development Co Ltd	432
3,152,120	e	Yuzhou Properties Co	793
805,000	*,e	Zall Development Group Ltd	279
3,858,800		Zhong An Real Estate Ltd	567
144		Zug Estates Holding AG	180
		TOTAL REAL ESTATE	4,501,841

RETAILING - 3.8%
148,115	*	1-800-FLOWERS.COM, Inc (Class A)	1,220
70,256		Aaron’s, Inc	2,148
126,691		ABC-Mart, Inc	6,130
982,403	e	Abercrombie & Fitch Co (Class A)	28,136
15,610	e	Adastria Holdings Co Ltd	408
510,782		Advance Auto Parts, Inc	81,357
280,004	*,e	Aeropostale, Inc	650
17,200	e	Alpen Co Ltd	242
1,154,161	*	Amazon.com, Inc	358,194
879,852	e	American Eagle Outfitters, Inc	12,212
24,770	*	America’s Car-Mart, Inc	1,322
367,722	*	Ann Taylor Stores Corp	13,414
179,031	*,e	AO World plc	782
43,700	*	AOKI Holdings, Inc	444
53,541		Aoyama Trading Co Ltd	1,170
55,000		Arc Land Sakamoto Co Ltd	1,069
15,600		Asahi Co Ltd	144
104,250	*	Asbury Automotive Group, Inc	7,915
138,343	*,e	Ascena Retail Group, Inc	1,738
20,400	e	ASKUL Corp	362
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
172,125	*,e	ASOS plc	$6,843
305,000		Aurora Corp	525
266,188	e	Autobacs Seven Co Ltd	3,766
22,328		AutoCanada, Inc	855
240,101		Automotive Holdings Group	742
46,223	*,e	Autonation, Inc	2,792
108,391	*	AutoZone, Inc	67,106
1,683,520	*	B&M European Value Retail S.A.	7,478
112,000	*	B2W Companhia Global Do Varejo	945
389,839	*	Barnes & Noble, Inc	9,052
2,558,951		Beauty Community PCL (ADR)	2,612
113,853	e	Bebe Stores, Inc	249
1,174,301	*	Bed Bath & Beyond, Inc	89,446
5,453,711		Belle International Holdings Ltd	6,126
120,500		Belluna Co Ltd	505
243,700		Berjaya Auto BHD	229
4,430,426	e	Best Buy Co, Inc	172,698
73,900	*,e	BIC CAMERA, Inc	848
63,999		Big 5 Sporting Goods Corp	936
241,218		Big Lots, Inc	9,654
73,028		Bilia AB (A Shares)	2,211
97,601	*	Blue Nile, Inc	3,515
1,645,800	e	Bonjour Holdings Ltd	180
53,803	e	Bon-Ton Stores, Inc	399
703,845	*	boohoo.com plc	433
1,081	*,e	Boot Barn Holdings, Inc	20
1,287,000	*,e,m	Boshiwa International Holding	2
97,018	e	Breville Group Ltd	507
174,319		Brown Shoe Co, Inc	5,604
78,078	e	Buckle, Inc	4,101
55,778	*	Build-A-Bear Workshop, Inc	1,121
102,330	*	Burlington Stores, Inc	4,836
969,670		Byggmax Group AB	6,502
93,852	*,e	Cabela’s, Inc	4,947
114,643		Canadian Tire Corp Ltd	12,112
184,900		Canon Marketing Japan, Inc	3,134
146,052	*	Card Factory plc	641
550,787	*,e	Carmax, Inc	36,671
302,126	e	Cash Converters International Ltd	247
24,652		Cashbuild Ltd	350
91,601		Cato Corp (Class A)	3,864
108,842	*,e	CDON Group AB	244
35,887	*,e	CDON Group AB (BTA)	81
598,000		Century Ginwa Retail Holdings Ltd	113
178,836		Chico’s FAS, Inc	2,899
80,743	e	Children’s Place Retail Stores, Inc	4,602
849,000	*,e	China Harmony Auto Holding Ltd	712
2,918,000	e	China Merchants Land Ltd	428
7,312,500	e	China ZhengTong Auto Services Holdings Ltd	3,241
24,500		Chiyoda Co Ltd	482
24,000		Chori Co Ltd	373
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
456,000		Chow Sang Sang Holding	$1,197
158,822	*	Christopher & Banks Corp	907
209,400		Cia Hering	1,595
52,055	*	Citi Trends, Inc	1,314
4,562		CJ O Shopping Co Ltd	1,075
102,076		Clas Ohlson AB (B Shares)	1,764
2,088,384	*	Cnova NV	16,519
294,000	*,g	Cogobuy Group	159
74,269	*,e	Conn’s, Inc	1,388
49,351	*,e	Container Store Group, Inc	944
77,045		Core-Mark Holding Co, Inc	4,771
34,576	*,e	Coupons.com, Inc	614
176,065		CST Brands, Inc	7,678
89,700	*	Ctrip.com International Ltd (ADR)	4,081
1,256,300	e	Dah Chong Hong Holdings Ltd	677
1,003,800	*,m	Daiei, Inc	1,160
298,800		DCM Japan Holdings Co Ltd	1,911
4,063,867		Debenhams plc	4,741
86,753		Delek Automotive Systems Ltd	771
6,147	e	Delticom AG.	141
45,997		Destination Maternity Corp	734
128,319	*	Destination XL Group, Inc	701
716,364	e	Dick Smith Holdings Ltd	1,215
1,157,656	e	Dick’s Sporting Goods, Inc	57,478
800,803		Dickson Concepts International Ltd	395
27,644		Dieteren S.A.	980
185,269		Dillard’s, Inc (Class A)	23,192
62,640		Dogus Otomotiv Servis ve Ticaret AS	320
386,331	*	Dollar General Corp	27,314
721,705	*	Dollar Tree, Inc	50,794
270,934		Dollarama, Inc	13,852
45,810		Don Quijote Co Ltd	3,149
24,000		Doshisha Co Ltd	339
1,463,529		DSW, Inc (Class A)	54,590
32,225	*,e	Dufry Group	4,816
199,289		Dunelm Group plc	2,871
399,483	e	EDION Corp	2,794
221,076	*,e	El Puerto de Liverpool SAB de C.V.	2,215
4,030,000	e	Emperor Watch & Jewellery Ltd	199
2,600,000	*	Empresas La Polar S.A.	122
3,147,200	e	Esprit Holdings Ltd	3,754
186,708	*	EVINE Live, Inc	1,230
927,940	e	Expedia, Inc	79,209
365,810	*	Express Parent LLC	5,374
108,278		Family Dollar Stores, Inc	8,577
816,582		Far Eastern Department Stores Co Ltd	725
70,689		Fast Retailing Co Ltd	25,723
213,530		Finish Line, Inc (Class A)	5,191
876,229	*,e	Five Below, Inc	35,776
34,259	*	Folli Follie S.A.	1,095
800,833		Foot Locker, Inc	44,991
392,834	e	Foschini Ltd	4,510
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
119,629	*	Francesca’s Holdings Corp	$1,998
128,757		Fred’s, Inc (Class A)	2,242
65,277	*	FTD Cos, Inc	2,273
18,900		Fuji Co Ltd	343
54,647	*	Gaiam, Inc (Class A)	390
82,895	*	GAME Digital plc	465
1,300,119	e	GameStop Corp (Class A)	43,944
320,937		Gap, Inc	13,515
82,568	*,e	Genesco, Inc	6,326
180,344	e	Genuine Parts Co	19,219
50,700		Geo Corp	406
1,250,000	e	Giordano International Ltd	553
112,277		GNC Holdings, Inc	5,273
739,599	e	Golden Eagle Retail Group Ltd	829
604,000		Goldlion Holdings Ltd	256
51,510,961	e	GOME Electrical Appliances Holdings Ltd	7,529
82,162	e	Group 1 Automotive, Inc	7,363
11,467	*	Groupe Fnac	572
5,351,008	*,e	Groupon, Inc	44,199
279,627	*,e	Grupo Famsa SAB de C.V.	231
3,754		GS Home Shopping, Inc	749
4,097,000	*,e	GSH Corp Ltd	237
219,058	e	Guess?, Inc	4,618
112,500	e	Gulliver International Co Ltd	769
888		GwangjuShinsegae Co Ltd	248
218,343		Halfords Group plc	1,593
90,725	e	Hankyu Department Stores, Inc	1,437
11,100	e	Happinet Corp	138
2,425,213	e	Harvey Norman Holdings Ltd	6,620
68,174		Haverty Furniture Cos, Inc	1,500
12,158,027	e	Hengdeli Holdings Ltd	2,264
1,885,386		Hennes & Mauritz AB (B Shares)	78,328
37,881	*,e	HHgregg, Inc	287
72,473	*,e	Hibbett Sports, Inc	3,510
29,300		Hikari Tsushin, Inc	1,782
6,026,650		Home Depot, Inc	632,618
3,450,365		Home Product Center PCL (Foreign)	864
871,801		Home Retail Group	2,810
16,710		Honeys Co Ltd	131
294,196		Hotai Motor Co Ltd	4,403
171,711		HSN, Inc	13,050
58,100		Hudson’s Bay Co	1,228
17,383		Hyundai Department Store Co Ltd	1,933
51,348		Hyundai H&S Co Ltd	882
6,926		Hyundai Home Shopping Network Corp	870
19,000	*	Ikyu	212
267,164		Imperial Holdings Ltd	4,253
1,737,836		Inchcape plc	19,525
987,909		Inditex S.A.	28,180
36,793		Interpark Corp	305
9,184	*	Interpark INT Corp	190
65,306,302	*	Intime Retail Group Co Ltd	47,222
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
290,871		Isetan Mitsukoshi Holdings Ltd	$3,599
1,552,000		IT Ltd	448
41,900		Izumi Co Ltd	1,472
1,058,500		J Front Retailing Co Ltd	12,260
122,409	e	Jardine Cycle & Carriage Ltd	3,922
111,211	e	JB Hi-Fi Ltd	1,427
3,361,264	*,e	JC Penney Co, Inc	21,781
779,662	*,e	JD.com, Inc (ADR)	18,041
12,900	e	Jin Co Ltd	322
108,157		John Menzies plc	599
36,000		Joshin Denki Co Ltd	293
12,400	e	Joyful Honda Co Ltd	431
202,077		JUMBO S.A.	2,055
148,320		KappAhl Holding AB	791
213,276	e	Kathmandu Holdings Ltd	359
29,787	e	Keiyo Co Ltd	141
2,313,008		Kingfisher plc	12,227
55,109	*	Kirkland’s, Inc	1,303
503,315	e	Kohl’s Corp	30,722
30,300		Kohnan Shoji Co Ltd	340
28,399		Kolao Holdings	501
34,800		Komeri Co Ltd	753
40,000		Koradior Holdings Ltd	48
222,663	e	K’s Holdings Corp	5,853
1,186,391	e	L Brands, Inc	102,682
57,073	*,e	Lands’ End, Inc	3,080
143,000	*,e	Laox Co Ltd	305
15,643		LEADCORP, Inc	220
286,193	e	Lewis Group Ltd	1,819
6,103,119		Li & Fung Ltd	5,714
1,708,212	*	Liberty Interactive Corp	50,256
211,623	*	Liberty TripAdvisor Holdings, Inc	5,693
799,226	*	Liberty Ventures	30,147
62,142	*	Lifestyle Properties Development Ltd	10
65,084		Lithia Motors, Inc (Class A)	5,642
399,630	*	LKQ Corp	11,238
129,237		Lojas Americanas S.A.	637
728,554		Lojas Americanas S.A.(Preference)	4,725
132,364		Lojas Renner S.A.	3,808
712,582		Lookers plc	1,432
9,698		LOTTE Himart Co Ltd	595
22,978		Lotte Shopping Co Ltd	5,683
3,617,631		Lowe’s Companies, Inc	248,893
1,073,000		Luk Fook Holdings International Ltd	4,024
90,240	*,e	Lumber Liquidators, Inc	5,984
2,249,054	e	Macy’s, Inc	147,875
450,400		Magazine Luiza S.A.	1,306
3,428,000	e	Maoye International Holdings Ltd	553
85,226	*	MarineMax, Inc	1,709
70,700		Marisa Lojas S.A.	386
4,102,178		Marks & Spencer Group plc	30,374
718,374		Marui Co Ltd	6,480
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
100,246		Matas A.S.	$2,284
34,300	e	Matsuya Co Ltd	455
41,308	*,e	Mattress Firm Holding Corp	2,399
412,300		MBM Resources BHD	340
59,854	e	Mekonomen AB	1,562
146,936		Men’s Wearhouse, Inc	6,487
764,465		Mercuries & Associates Ltd	486
1,804,586		MFI Furniture plc	11,258
113,599	*	Michaels Cos, Inc	2,809
183,450	*	Mobile World Investment Corp	932
22,816	*	Mobilezone Holding AG.	242
88,468	e	Monro Muffler, Inc	5,113
214,594	*	Mothercare plc	585
407,354		Mr Price Group Ltd	8,240
267,818	*,e	Murphy USA, Inc	18,442
622,592	e	Myer Holdings Ltd	705
70,806	*	MySale Group plc	91
165,710	e	N Brown Group plc	988
443,000		National Petroleum Co Ltd	504
289,465	*	NetFlix, Inc	98,884
2,234,870		New Carphone Warehouse plc	16,107
727,000	e	New World Department Store China Ltd	232
140,394	*	New York & Co, Inc	371
404,501		Next plc	42,900
52,200	e	Nishimatsuya Chain Co Ltd	424
95,100	*	Nitori Co Ltd	5,110
212,034	e	Nordstrom, Inc	16,833
169,125		Nutri/System, Inc	3,306
501,337	*,e	Ocado Ltd	3,103
1,842,365	*	Office Depot, Inc	15,798
102,400		OfficeMate PCL	150
426,036	*	Orbitz Worldwide, Inc	3,506
519,519	*	O’Reilly Automotive, Inc	100,070
245,000	e	OSIM International Ltd	364
56,667	*,e	Outerwall, Inc	4,262
119,792	*,e	Overstock.com, Inc	2,907
983,031		Pacific Brands Ltd	432
149,200	*	Pacific Sunwear Of California, Inc	325
1,433,600		Padini Holdings BHD	597
11,100		Pal Co Ltd	303
38,600		Paltac Corp	445
150,000	*	Pantaloon Retail India Ltd	249
21,700		Parco Co Ltd	177
27,000		Paris Miki, Inc	106
591,955	*	Parkson Holdings BHD	424
1,415,000	e	Parkson Retail Group Ltd	352
68,755		PC Jeweller Ltd	234
140,084		Penske Auto Group, Inc	6,874
191,159	*	PEP Boys - Manny Moe & Jack	1,877
53,567	e	PetMed Express, Inc	770
267,933	*	Pets at Home Group plc	841
428,684		Petsmart, Inc	34,850
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
428,208	e	Pier 1 Imports, Inc	$6,594
5,723,500	*	Pou Sheng International Holdings Ltd	544
307,616	*	Poundland Group plc	1,574
60,317		Poya Co Ltd	455
22,452		PPR	4,315
91,040		Premier Investments Ltd	727
181,543	*	Priceline.com, Inc	206,997
9,426,800		PT ACE Hardware Indonesia Tbk	596
6,107,286		PT Matahari Department Store Tbk	7,359
1,208,400		PT Matahari Putra Prima Tbk	297
931,800		PT Mitra Adiperkasa Tbk	380
3,041,000	*	PT Mitra Pinasthika Mustika Tbk	193
22,818,800		PT Multipolar Corp Tbk	1,531
6,442,900		PT Ramayana Lestari Sentosa Tbk	407
6,333,300	*	PT Tiphone Mobile Indonesia Tbk	474
1,066,293		Rakuten, Inc	14,828
109,437		Reitmans Canada Ltd	726
181,394		Rent-A-Center, Inc	6,588
242,904	*,e	Restoration Hardware Holdings, Inc	23,321
136,582	*,e	RetailMeNot, Inc	1,997
1,894,741		Ripley Corp S.A.	918
46,339	*	Risa International Ltd	232
194,122		RONA, Inc	2,314
570,698	e	Ross Stores, Inc	53,794
32,200		Ryohin Keikaku Co Ltd	3,969
1,058,000	e	SA SA International Holdings Ltd	738
1,204,194		SACI Falabella	8,078
567,684	*	Sally Beauty Holdings, Inc	17,451
71,049	e	Sanrio Co Ltd	1,755
52,400	*,e	Sears Canada, Inc	507
31,247	*,e	Sears Holdings Corp	1,031
41,049	*,e	Sears Hometown and Outlet Stores, Inc	540
207,418	*	Select Comfort Corp	5,606
309,000		Senao International Co Ltd	500
71,100	e	Senshukai Co Ltd	494
14,754	*	Seobu Truck Terminal Co Ltd	249
43,200		Seria Co Ltd	1,439
105,200		Shimachu Co Ltd	2,550
19,003		Shimamura Co Ltd	1,640
7,004		Shinsegae Co Ltd	1,150
2,999		Shinsegae International Co Ltd	311
49,950		Shoe Carnival, Inc	1,283
19,615		Shopper’s Stop Ltd	154
131,832	*,e	Shutterfly, Inc	5,497
1,225,050		Siam Global House PCL	404
1,537,000		Sichuan Xinhua Winshare Chainstore Co Ltd	1,218
189,321		Signet Jewelers Ltd	24,909
10,000		Signet Jewelers Ltd (London)	1,302
138,975		Sonic Automotive, Inc (Class A)	3,758
512,391	*	Sports Direct International plc	5,637
27,596	*,e	Sportsman’s Warehouse Holdings, Inc	202
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,869,000		Springland International Holdings Ltd	$993
112,361		Stage Stores, Inc	2,326
1,207,883		Staples, Inc	21,887
58,900		Start Today Co Ltd	1,224
116,646		Stein Mart, Inc	1,705
31,098	e	Stockmann Oyj Abp (B Share)	239
20,416,302	*	Summit Ascent Holdings Ltd	9,886
146,389	e	Super Cheap Auto Group Ltd	851
447,039	*	Super Group Ltd	1,322
43,385	*	SuperGroup plc	602
42,690	*	Systemax, Inc	576
3,600		Syuppin Co Ltd	42
220,819		Takashimaya Co Ltd	1,763
42,419	e	Takkt AG.	694
1,335,507		Target Corp	101,378
29,400		Telepark Corp	290
7,883,865		Test-Rite International Co	5,264
357,349		Thorn Group Ltd	904
311,206	e	Tiffany & Co	33,255
82,622	*,e	Tile Shop Holdings, Inc	734
33,188	*	Tilly’s, Inc	322
1,838,620		TJX Companies, Inc	126,093
14,400		Tokyo Derica Co Ltd	185
43,955	*	Tom Tailor Holding AG.	635
231,111	e	Tractor Supply Co	18,216
425,033		Trade Me Ltd	1,207
51,004	e	Travelport Worldwide Ltd	918
9,451		Trent Ltd	222
371,143	*	TripAdvisor, Inc	27,710
709,491	e	Truworths International Ltd	4,712
174,203		Tsutsumi Jewelry Co Ltd	3,705
128,229	*,e	Tuesday Morning Corp	2,783
680,199	*	Ulta Salon Cosmetics & Fragrance, Inc	86,957
22,099	e	United Arrows Ltd	617
220,367	*,e	Urban Outfitters, Inc	7,741
128,390		USS Co Ltd	1,973
8,656	e	Valora Holding AG.	1,987
68,871	*,e	Voxx International	603
117,020	*	Via Varejo S.A.	914
220,000	*,e	Vipshop Holdings Ltd (ADR)	4,299
100,913	*	Vitamin Shoppe, Inc	4,902
82,500	*	VT Holdings Co Ltd	325
129,047	e	Warehouse Group Ltd	314
57,091	*,e	Wayfair, Inc	1,133
65,147	*	West Marine, Inc	842
303,022		WH Smith plc	6,337
262,700	e	Williams-Sonoma, Inc	19,881
6,023		Winmark Corp	524
1,150,247		Woolworths Holdings Ltd	7,628
136,390	*,e	World Duty Free S.p.A	1,309
98,100		Xebio Co Ltd	1,633
218,370	e	Yamada Denki Co Ltd	733
39,600		Yellow Hat Ltd	810
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
132,797	*,e	Yoox S.p.A	$2,932
889,723	e	Zhongsheng Group Holdings Ltd	801
4,737	*	zooplus AG.	375
27,136	*,e	zulily, Inc	635
136,463	*	Zumiez, Inc	5,272
		TOTAL RETAILING	4,737,066

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
1,775,780		A-DATA Technology Co Ltd	3,259
117,898	*	Advanced Energy Industries, Inc	2,794
903,708	*,e	Advanced Micro Devices, Inc	2,413
36,431,668		Advanced Semiconductor Engineering, Inc	43,267
171,118	e	Advantest Corp	2,121
219,671	*,e	Aixtron AG.	2,469
318,000		ALI Corp	263
70,669	*	Alpha & Omega Semiconductor Ltd	625
467,057		Altera Corp	17,253
159,156	*,e	Ambarella, Inc	8,072
253,772	*,e	Amkor Technology, Inc	1,802
76,272		ams AG.	2,757
376,322		Analog Devices, Inc	20,893
4,400		AOI Electronics Co Ltd	210
6,585,493		Applied Materials, Inc	164,110
214,413	*	Applied Micro Circuits Corp	1,398
455,650		Ardentec Corp	373
3,033,723		ARM Holdings plc	46,605
56,081		ASM International NV	2,375
543,523		ASM Pacific Technology	5,175
603,079		ASML Holding NV	65,161
1,370,480	*	Atmel Corp	11,505
61,234	*	Atto Co Ltd	769
47,204	*,e	Audience, Inc	208
1,613,800		Avago Technologies Ltd	162,332
386,950	*	Axcelis Technologies, Inc	991
101,002		BE Semiconductor Industries NV	2,247
4,537,716		Broadcom Corp (Class A)	196,619
233,306		Brooks Automation, Inc	2,975
80,347	*	Cabot Microelectronics Corp	3,802
42,502	*	Cascade Microtech, Inc	621
214,042	*	Cavium Networks, Inc	13,232
74,760	*	Ceva, Inc	1,356
700,000		China Electronics Corp Holdings Co Ltd	168
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
900,000		Chipbond Technology Corp	1,636
338,070		ChipMOS TECHNOLOGIES Bermuda Ltd	7,884
221,000		ChipMOS Technologies, Inc	291
305,122	*	Cirrus Logic, Inc	7,192
88,415		Cohu, Inc	1,052
866,000	*	Comtec Solar Systems Group Ltd	114
235,632	*,e	Cree, Inc	7,592
178,273		CSR plc	2,365
444,993	e	Cypress Semiconductor Corp	6,354
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,956	*	D.I Corp	$144
285,616		Dainippon Screen Manufacturing Co Ltd	1,678
78,167	*	Dialog Semiconductor plc	2,729
112,620	*	Diodes, Inc	3,105
39,272		Disco Corp	3,141
28,380	*	Dongbu HiTek Co Ltd	120
81,871	*	DSP Group, Inc	890
14,318	*,m	Duksan Hi-Metal Co Ltd	145
460,000		Elan Microelectronics Corp	693
74,000		Elite Advanced Laser Corp	247
269,000		Elite Semiconductor Memory Technology, Inc	430
76,571		eMemory Technology, Inc	880
427,760	*	Entegris, Inc	5,651
300,468	*	Entropic Communications, Inc	760
10,072		Eo Technics Co Ltd	1,145
943,054		Epistar Corp	1,866
380,167	*	E-Ton Solar Tech Co Ltd	205
17,102		Eugene Technology Co Ltd	250
767,000		Everlight Electronics Co Ltd	1,729
132,558	*	Exar Corp	1,352
43,641	*	EZchip Semiconductor Ltd	837
542,018	*	Fairchild Semiconductor International, Inc	9,149
416,101		Faraday Technology Corp	483
134,714	*	First Solar, Inc	6,008
367,000	m	FocalTech Corp Ltd	2,133
423,000	*	Forhouse Corp	195
187,548	*	Formfactor, Inc	1,613
236,000		Formosa Advanced Technologies Co Ltd	169
179,859	*,e	Freescale Semiconductor Holdings Ltd	4,538
10,257,847	*,e	GCL Poly Energy Holdings Ltd	2,383
27,431	*	GemVax & Kael Co Ltd	384
27,686		Giga Solar Materials Corp	431
421,850	*	Gintech Energy Corp	308
81,000		Global Mixed Mode Technology, Inc	222
106,000		Global Unichip Corp	309
211,100		Globetronics Technology BHD	258
1,521,000		Greatek Electronics, Inc	1,831
298,561	*	Green Energy Technology, Inc	192
622,200		Hana Microelectronics PCL (Foreign)	717
14,379,078	e	Hanergy Thin Film Power Group Ltd	5,210
11,030		Hanmi Semiconductor Co Ltd	162
18,818	*	Hansol LCD, Inc	247
79,036		Hermes Microvision, Inc	3,953
197,000		Holtek Semiconductor, Inc	345
1,623,877	*	Hynix Semiconductor, Inc	69,397
227,617	*,e	Imagination Technologies Group plc	803
1,824,790		Infineon Technologies AG.	19,310
2,261,644	*	Inotera Memories, Inc	3,549
86,716	*	Inphi Corp	1,603
573,929	*	Integrated Device Technology, Inc	11,249
100,957		Integrated Silicon Solution, Inc	1,673
17,251,444		Intel Corp	626,055
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
245,547	*	International Rectifier Corp	$9,797
451,699		Intersil Corp (Class A)	6,536
84,224		IXYS Corp	1,061
1,344,000		King Yuan Electronics Co Ltd	1,072
250,350		Kinsus Interconnect Technology Corp	827
558,385		Kla-Tencor Corp	39,266
13,838		Koh Young Technology, Inc	537
50,312	*	Kontron AG.	304
235,104	*,e	Kopin Corp	851
4,934	*	Kulicke & Soffa Industries, Inc	71
1,357,486		Lam Research Corp	107,703
6,755,000	*	Landing International Development Ltd	261
597,112	*	Lattice Semiconductor Corp	4,114
11,311		LEENO Industrial Inc	395
412,726		Lextar Electronics Corp	401
769,711		Linear Technology Corp	35,099
220,048		Lite-On Semiconductor Corp	155
44,798	*	Lumens Co Ltd	285
32,972	*	MA-COM Technology Solutions	1,031
4,446,400	*	Macronix International	972
259,600		Malaysian Pacific Industries BHD	334
2,881	*,e	Manz Automation AG.	192
777,726		Marvell Technology Group Ltd	11,277
406,866		Maxim Integrated Products, Inc	12,967
100,021	*,e	MaxLinear, Inc	741
4,498,347		MediaTek, Inc	65,394
19,200		Megachips Corp	228
54,343		Melexis NV	2,459
263,866	*,e	Mellanox Technologies Ltd	11,275
125,470		Micrel, Inc	1,821
625,814	e	Microchip Technology, Inc	28,230
6,733,377	*	Micron Technology, Inc	235,736
13,800	e	Micronics Japan Co Ltd	393
348,476	*	Microsemi Corp	9,890
37,800		Mimasu Semiconductor Industry Co Ltd	367
69,688		Mitsui High-Tec, Inc	483
190,869		MKS Instruments, Inc	6,986
109,256		Monolithic Power Systems, Inc	5,434
369,000		Motech Industries, Inc	562
219,126	*,e	NANOCO Group plc	498
74,223	*	Nanometrics, Inc	1,248
813,921		Neo Solar Power Corp	763
350,541	*,e	Nordic Semiconductor ASA	2,208
3,585,426		Novatek Microelectronics Corp Ltd	20,036
2,700		Nuflare Technology, Inc	101
14,880	*	NVE Corp	1,053
1,895,959		Nvidia Corp	38,014
1,264,682	*	NXP Semiconductor NV	96,622
193,925	*	Omnivision Technologies, Inc	5,042
2,156,014	*	ON Semiconductor Corp	21,840
17,000		On-Bright Electronics, Inc	90
530,000		Opto Technology Corp	223
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,401		Parade Technologies Ltd	$548
134,256	*	PDF Solutions, Inc	1,995
80,918	*	Pericom Semiconductor Corp	1,096
117,860		Phison Electronics Corp	809
210,695	*	Photronics, Inc	1,751
132,613		Pixart Imaging, Inc	280
713,823	*	PMC - Sierra, Inc	6,539
146,668		Power Integrations, Inc	7,589
618,857		Powertech Technology, Inc	1,053
149,089	*,e	QuickLogic Corp	468
424,511		Radiant Opto-Electronics Corp	1,352
314,719	*	Rambus, Inc	3,490
2,740,209		Realtek Semiconductor Corp	9,100
36,143	*	REC Solar ASA	489
2,163,385	*,e	Renewable Energy Corp AS	510
1,084,963	*,e	RF Micro Devices, Inc	18,000
254,200		Richtek Technology Corp	1,340
163,978		Rohm Co Ltd	9,880
90,271	*,e	Rubicon Technology, Inc	413
108,809	*	Rudolph Technologies, Inc	1,113
207,668		Samsung Electronics Co Ltd	249,668
40,763		Samsung Electronics Co Ltd (Preference)	38,340
113,000		Sanken Electric Co Ltd	899
21,122,000	*,e	Semiconductor Manufacturing International	1,928
306,258	*	Semtech Corp	8,444
37,520		Seoul Semiconductor Co Ltd	682
282,000	e	Shanghai Fudan Microelectronics Group Co Ltd	250
166,000		Shindengen Electric Manufacturing Co Ltd	954
125,621		Shinko Electric Industries	850
1,136,000	*,e	Shunfeng International Clean Energy Ltd	803
396,000		Sigurd Microelectronics Corp	382
51,934		Silergy Corp	423
354,537	*	Silicon Image, Inc	1,957
174,521	*	Silicon Laboratories, Inc	8,311
12,475		Silicon Works Co Ltd	280
5,595,573		Siliconware Precision Industries Co	8,432
22,203	*	Simm Tech Co Ltd	209
577,000		Sino-American Silicon Products, Inc	999
922,000		Sitronix Technology Corp	2,349
1,405,611		Skyworks Solutions, Inc	102,202
11,066	*,e	SMA Solar Technology AG.	200
230,005	*,e	SOITEC	278
317,616	*	Solartech Energy Corp	209
189,000		Sonix Technology Co Ltd	276
165,031	*,e	Spansion, Inc	5,647
472,000	*,e	Stats ChipPAC Ltd	169
627,180		STMicroelectronics NV	4,680
124,700	e	Sumco Corp	1,785
651,183	*,e	SunEdison, Inc	12,705
584,000	*	Sunplus Technology Co Ltd	234
94,251	*,e	SunPower Corp	2,434
5,130,700		SVI PCL	621
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
235,000		Taiwan Semiconductor Co Ltd	$233
44,991,721		Taiwan Semiconductor Manufacturing Co Ltd	198,210
983,941		Taiwan Surface Mounting Technology Co Ltd	1,297
1,037,616	e	Teradyne, Inc	20,534
163,488		Tessera Technologies, Inc	5,846
2,915,855		Texas Instruments, Inc	155,896
193,990		Tokyo Electron Ltd	14,710
39,600		Tokyo Seimitsu Co Ltd	798
485,752		Topco Scientific Co Ltd	862
40,673	*	Tower Semiconductor Ltd	528
169,608		Transcend Information, Inc	526
552,653	*	Triquint Semiconductor, Inc	15,226
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
21,027	e	U-Blox AG.	2,878
11,000		UKC Holdings Corp	155
115,614	*	Ultra Clean Holdings	1,073
94,098	*	Ultratech, Inc	1,746
42,000	*	Ulvac, Inc	640
547,900		Unisem M BHD	277
23,276,772		United Microelectronics Corp	10,804
3,018,000	*,e	United Photovoltaics Group Ltd	403
285,029		Unity Opto Technology Co Ltd	287
816,756		Vanguard International Semiconductor Corp	1,336
142,095	*,e	Veeco Instruments, Inc	4,956
238,425		Visual Photonics Epitaxy Co Ltd	223
148,640	*	Vitesse Semiconductor Corp	562
316,000		Walton Advanced Engineering, Inc	146
757,737		Win Semiconductors Corp	703
3,281,000	*	Winbond Electronics Corp	1,114
160,962	*	Xcerra Corp	1,474
756,479		Xilinx, Inc	32,748
2,374,000	e	Xinyi Solar Holdings Ltd	647
93,228		Youngtek Electronics Corp	179
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,423,255

SOFTWARE & SERVICES - 8.0%
30,399	*,e	A10 Networks, Inc	133
1,769,492		Accenture plc	158,033
316,617	*	ACI Worldwide, Inc	6,386
4,069,582		Activision Blizzard, Inc	82,002
5,845	*	Actoz Soft Co Ltd	177
139,921	*	Actua Corp	2,584
161,082	*	Actuate Corp	1,063
264,949	*	Acxiom Corp	5,371
13,000		Addcn Technology Co Ltd	137
1,864,804	*	Adobe Systems, Inc	135,571
182,063		Advent Software, Inc	5,578
35,281	*,e	Aerohive Networks, Inc	169
3,216,000	*,e	AGTech Holdings Ltd	372
7,253		Ahnlab, Inc	237
689,223	*	Akamai Technologies, Inc	43,393
352,737	*	Alibaba Group Holding Ltd (ADR)	36,663
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
367,538	*,e	Alliance Data Systems Corp	$105,134
279,787		Alpha Systems, Inc	3,865
55,084		Alten	2,349
157,025		Altran Technologies S.A.	1,486
898,871		Amadeus IT Holding S.A.	35,800
24,789	*,e	Amber Road, Inc	253
714,286		Amdocs Ltd	33,325
72,044		American Software, Inc (Class A)	656
120,722	*,e	Angie’s List, Inc	752
688,734		Anite plc	850
144,608	*	Ansys, Inc	11,858
188,513	*	AOL, Inc	8,704
1,100,000	*	ASG Group Ltd	547
492,556	*	Aspen Technology, Inc	17,249
106,031		Asseco Poland S.A.	1,521
4,700	e	Ateam, Inc	193
241,769		Atos Origin S.A.	19,210
1,643,412	*	Autodesk, Inc	98,703
1,210,414		Automatic Data Processing, Inc	100,912
133,743		Aveva Group plc	2,739
188,243	*	AVG Technologies NV	3,716
6,596		Axway Software S.A.	132
63,209	*	Baidu, Inc (ADR)	14,410
221,646	*	Bankrate, Inc	2,755
78,010	*,e	Barracuda Networks, Inc	2,796
161,721	*,e	Bazaarvoice, Inc	1,300
42,416		Bechtle AG.	3,362
530,000	*,e	Beijing Development HK Ltd	170
13,532	*,e	Benefitfocus, Inc	444
17,800	*	Bitauto Holdings Ltd (ADR)	1,253
132,565		Blackbaud, Inc	5,735
146,194	*,e	Blackhawk Network Holdings, Inc	5,672
137	*	Blackhawk Network Holdings, Inc (B Shares)	5
146,653	*	Blucora, Inc	2,031
199,112		Booz Allen Hamilton Holding Co	5,282
54,054	*,e	Borderfree, Inc	484
116,070	*	Bottomline Technologies, Inc	2,934
269,000	e	Boyaa Interactive International Ltd	196
86,145	*	Brightcove, Inc	670
25,300		Broadleaf Co Ltd	356
473,441		Broadridge Financial Solutions, Inc	21,864
79,222	*	BroadSoft, Inc	2,299
24,778	*	Brogent Technologies, Inc	341
1,817,776		CA, Inc	55,351
82,602	*	CACI International, Inc (Class A)	7,119
589,252	*,e	Cadence Design Systems, Inc	11,178
125,916	*	Callidus Software, Inc	2,056
15,149	e	Cancom SE	639
470,363		Cap Gemini S.A.	33,639
50,386		Capcom Co Ltd	757
48,087	*	Carbonite, Inc	686
125,512	*	Cardtronics, Inc	4,842
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,768	*,e	Care.com, Inc	$147
229,401	e	carsales.com.au Ltd	1,941
34,192	e	Cass Information Systems, Inc	1,821
71,518	*	CD Projekt Red S.A.	335
339,823		CDK Global, Inc	13,851
13,121		Cegid Group	480
391,856	*	CGI Group, Inc	14,938
24,200	*	Chanjet Information Technology Co Ltd	44
53,479	*,e	ChannelAdvisor Corp	1,154
163,115	*,e	Check Point Software Technologies	12,816
10,028,000	*,e	China Public Procurement Ltd	221
1,290,000	*,e	Chinasoft International Ltd	361
268,353	*	Ciber, Inc	953
1,506,229		Cielo S.A.	23,612
325,683	*,e	Cimpress NV	24,374
763,906	*	Citrix Systems, Inc	48,737
10,974		CMC Ltd	337
1,564,109	*	Cognizant Technology Solutions Corp (Class A)	82,366
62,500	e	COLOPL, Inc	1,405
8,222	*	Com2uSCorp	1,001
130,539	*	Commvault Systems, Inc	6,748
54,267		Computacenter plc	496
789,626		Computer Sciences Corp	49,786
52,131		Computer Task Group, Inc	497
618,010		Computershare Ltd	5,912
182,167	*	comScore, Inc	8,458
60,700	*	Comverse, Inc	1,140
135,754	*	Constant Contact, Inc	4,982
33,909		Constellation Software, Inc	10,082
345,922	e	Convergys Corp	7,046
168,116	*,e	Cornerstone OnDemand, Inc	5,918
65,104	*	CoStar Group, Inc	11,955
2,997,100	*	Country Group Development PCL	191
144,789	*,e	Covisint Corp	384
6,000	e	CROOZ, Inc	95
108,536		CSG Systems International, Inc	2,721
55,577	*,e	Cvent, Inc	1,547
73,195	*,e	Cyan, Inc	183
101,567		Cyberlink Corp	291
65,423		Cyient Ltd	536
35,733		Daou Technology, Inc	384
138,975		Dassault Systemes S.A.	8,475
69,745	*	Datalink Corp	900
320,500		Datasonic Group BHD	112
23,046		Daum Communications	2,579
156,755	*,e	DealerTrack Holdings, Inc	6,946
25,654	*	Demand Media, Inc	157
195,278	*,e	Demandware, Inc	11,236
144,500	e	Dena Co Ltd	1,726
80,715	*	Descartes Systems Group, Inc	1,198
88,640	e	DH Corp	2,798
123,641	*	Dice Holdings, Inc	1,238
32,600		Digital Garage, Inc	491
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
116,598	*	Digital River, Inc	$2,883
65,559	*	Diligent Board Member Services	268
5,100		Dip Corp	178
17,725	e	DMRC Corp	481
61,817		DST Systems, Inc	5,820
20,300		DTS Corp	433
22,954		DuzonBIzon Co Ltd	193
64,339	*,e	E2open, Inc	618
616,238		EarthLink Holdings Corp	2,705
3,656,829	*	eBay, Inc	205,221
101,754	e	Ebix, Inc	1,729
24,655		eClerx Services Ltd	511
139,261	e	Econocom Group	1,105
1,290,582	*	Electronic Arts, Inc	60,677
61,688		Elektrobit Oyj	250
77,038	*,e	Ellie Mae, Inc	3,106
165,825		Ementor ASA	1,713
84,535	*,e	Endurance International Group Holdings, Inc	1,558
136,466	*,e	EnerNOC, Inc	2,108
4,651		Engineering Ingegneria Informatica S.p.A.	209
203,655	*	Envestnet, Inc	10,008
121,596		EOH Holdings Ltd	1,140
229,239	*	EPAM Systems, Inc	10,946
108,765		EPIQ Systems, Inc	1,858
16,792	*	ePlus, Inc	1,271
164,895	e	Equinix, Inc	37,387
140,170	*	Euronet Worldwide, Inc	7,695
243,691		EVERTEC, Inc	5,393
20,575	*,e	Everyday Health, Inc	303
14,383		Exact Holding NV	543
163,574	*	ExlService Holdings, Inc	4,696
32,800	e	F@N Communications, Inc	354
8,084,010	*	Facebook, Inc	630,715
143,176	e	Factset Research Systems, Inc	20,152
136,688		Fair Isaac Corp	9,883
745,344		Fidelity National Information Services, Inc	46,360
60,483		Fidessa Group plc	2,253
145,069	*,e	FireEye, Inc	4,581
158,769	*	First American Corp	5,016
713,183	*	Fiserv, Inc	50,615
34,311	*,e	Five9, Inc	154
498,164	*	FleetCor Technologies, Inc	74,082
104,036	*,e	FleetMatics Group plc	3,692
33,880		Forrester Research, Inc	1,334
1,601,031	*	Fortinet, Inc	49,088
217,030		F-Secure Oyj	591
72,800		FUJI SOFT, Inc	1,481
5,319,048		Fujitsu Ltd	28,359
20,300		Future Architect, Inc	117
16,179	*	GameHi Co Ltd	188
151,013	*,e	GameLoft	610
5,733	*	Gamevil, Inc	624
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
282,966	*	Gartner, Inc	$23,829
367,853	*,e	Genpact Ltd	6,963
141,205	*,m	Gerber Scientific, Inc	0	^
69,105	*,e	Gigamon, Inc	1,225
226,254	*	Global Cash Access, Inc	1,618
324,567		Global Payments, Inc	26,202
7,548	*,e	Globant S.A.	118
972,141	*,e	Globo plc	606
246,754	*,e	Glu Mobile, Inc	962
69,400		GMO internet, Inc	589
220,300	*,e	GMO Payment Gateway, Inc	4,122
156,219	*,e	Gogo, Inc	2,582
20,026		Golfzon Co Ltd	459
1,199,645	*	Google, Inc	631,493
957,887	*	Google, Inc (Class A)	508,312
30,600	*	Gourmet Navigator, Inc	423
650,000	*	Gravity Co Ltd (ADR)	384
148,100	e	Gree, Inc	892
25,749	*,e	GrubHub, Inc	935
36,741	*	GTT Communications, Inc	486
56,041	*,e	Guidance Software, Inc	406
289,162	*	Guidewire Software, Inc	14,640
714,400	*,e	GungHo Online Entertainment Inc	2,587
19,314		Haansoft, Inc	353
91,342		Hackett Group, Inc	803
350,000	*,e	HC International, Inc	326
364,650		HCL Technologies Ltd	9,209
102,048		Heartland Payment Systems, Inc	5,506
307,804		Hexaware Technologies Ltd	969
2,184,000	*	Hi Sun Technology China Ltd	537
99,964	*	Higher One Holdings, Inc	421
53,273		HIQ International AB	279
297,378	*	HomeAway, Inc	8,856
213,973	*,e	Hortonworks, Inc	5,777
2,415	*,e	HubSpot, Inc	81
309,033		IAC/InterActiveCorp	18,786
191,554	*	iGate Corp	7,563
3,697,000	e	IGG, Inc	1,300
74,454	*,e	Imperva, Inc	3,680
104,686		Indra Sistemas S.A.	1,017
22,479		Industrial & Financial Systems	689
619,393		Ines Corp	4,746
27,112		Info Edge India Ltd	364
318,031	*	Infoblox, Inc	6,427
1,041,246	*	Infomart Corp	9,801
184,849	*	Informatica Corp	7,049
150,451	*	Information Services Group, Inc	635
12,800		Information Services International-Dentsu Ltd	128
1,587,589		Infosys Technologies Ltd	49,259
5,918		Init Innovation In Traffic Sys	146
1,686,882	*	Innovation Group plc	784
179,095	*	Intellect Design Arena Ltd	233
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,608	*,e	Interactive Intelligence, Inc	$2,233
199,181	*	Internap Network Services Corp	1,585
2,794,554		International Business Machines Corp	448,358
60,000		International Games System Co Ltd	283
32,400		Internet Initiative Japan, Inc	659
1,642,291		Intuit, Inc	151,403
97,855	*	iProperty Group Ltd	212
168,594		Iress Market Technology Ltd	1,466
160,758	*	iSentia Group Ltd	362
97,160		IT Holdings Corp	1,468
33,011		Itochu Techno-Science Corp	1,165
132,525	e	j2 Global, Inc	8,217
143,113		Jack Henry & Associates, Inc	8,893
6,678	*	JCEntertainment Corp	121
119,147	*	Jive Software, Inc	718
3,139	*	Joymax Co Ltd	77
87,149		Just Dial Ltd	1,857
2,142,159	*,e	Just Eat plc	10,340
34,300	*,e	Justsystems Corp	210
123,300	e	Kakaku.com, Inc	1,764
15,658		Kginicis Co Ltd	254
11,453		KGMobilians Co Ltd	151
238,000	e	King Digital Entertainment plc	3,656
2,130,000	*,e	Kingdee International Software Group Co Ltd	628
895,865	e	Kingsoft Corp Ltd	1,761
32,600	*,e	KLab, Inc	348
86,770	*	Knot, Inc	1,580
248,807	*,e	Kofax Ltd	1,749
24,917		Konami Corp	457
62,582		KPIT Cummins Infosystems Ltd	200
15,189	*	KT Hitel Co Ltd	105
269,339		Leidos Holdings, Inc	11,722
369,188	*,e	LendingClub Corp	9,340
217,289	*	Limelight Networks, Inc	602
463,843	*	LinkedIn Corp	106,549
144,600		Linx S.A.	2,747
177,613	*	Lionbridge Technologies	1,021
90,092	*,e	Liquidity Services, Inc	736
226,192	*	Liveperson, Inc	3,189
82,509	*	LogMeIn, Inc	4,071
20,580	*,e	Luxoft Holding, Inc	793
46,689	*,e	magicJack VocalTec Ltd	379
329,755	*	Manhattan Associates, Inc	13,428
118,035		Mantech International Corp (Class A)	3,568
151,142		Marchex, Inc (Class B)	694
70,804	*,e	Marin Software, Inc	599
72,259	*,e	Marketo, Inc	2,364
31,300	e	Marvelous AQL, Inc	423
3,442,482	*	Mastercard, Inc (Class A)	296,604
76,114		Matrix IT Ltd	342
30,851	*,e	Mavenir Systems, Inc	418
364,628		MAXIMUS, Inc	19,996
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
331,050		Mentor Graphics Corp	$7,257
13,678	e	Mercadolibre, Inc	1,746
274,642		Micro Focus International plc	4,623
31,836,159		Microsoft Corp	1,478,790
151,568	*	MicroStrategy, Inc (Class A)	24,615
236,696	*,e	Millennial Media, Inc	379
85,077		MindTree Ltd	1,729
15,500		Mitsubishi Research Institute, Inc	367
142,700	e	Mixi Inc	5,261
28,013	*,e	MobileIron, Inc	279
55,154	*,e	Model N, Inc	586
131,891	*,e	ModusLink Global Solutions, Inc	495
102,470	*,e	MoneyGram International, Inc	931
1,072,932		Moneysupermarket.com Group plc	3,881
7,905,769	*,e	Monitise plc	3,079
1,884,840		Mono Technology PCL	200
130,545		Monotype Imaging Holdings, Inc	3,764
319,479	*	Monster Worldwide, Inc	1,476
135,249		Mphasis Ltd	826
294,200		My EG Services BHD	353
79,428	*,e	Myriad Group AG.	341
172,000	*	National Agricultural Holdings Ltd	58
47,036		Naver Corp	30,123
16,140		NCsoft	2,647
23,800		NEC Networks & System Integration Corp	493
14,599		Nemetschek AG.	1,471
15,196	*	Neowiz Games Corp	313
35,679	e	Net Entertainment NE AB	1,203
671,200	e	NET One Systems Co Ltd	3,955
217,500	e	NetDragon Websoft, Inc	381
43,500		Netease.com (ADR)	4,313
170,572	*,e	Netscout Systems, Inc	6,233
84,769	*,e	NetSuite, Inc	9,254
158,940	*,e	NeuStar, Inc (Class A)	4,419
514,100		Nexon Co Ltd	4,793
193,583	*,e	NEXTDC Ltd	297
15,821	*	NHN Entertainment Corp	1,255
325,317		NIC, Inc	5,852
55,174		Nice Systems Ltd	2,790
9,800		NIFTY Corp	108
101,000		Nihon Unisys Ltd	896
56,041		NIIT Technologies Ltd	328
302,361		Nintendo Co Ltd	31,554
33,300		Nippon System Development Co Ltd	488
171,011		Nomura Research Institute Ltd	5,230
16,900		NS Solutions Corp	452
274,100		NTT Data Corp	10,212
403,870	*	Nuance Communications, Inc	5,763
10,800		OBIC Business Consultants Ltd	299
74,700		Obic Co Ltd	2,424
194,516		Open Text Corp	11,320
129,930	e	Opera Software ASA	1,643
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,022	*,e	OPOWER, Inc	$342
483,251	*	Optimal Payments plc	2,565
12,591,200		Oracle Corp	566,226
39,560		Oracle Corp Japan	1,612
103,800		Otsuka Corp	3,291
78,000	*	Ourgame International Holdings Ltd	26
1,031,700	e	Pacific Online	480
451,496	*,e	Pandora Media, Inc	8,050
29,712	*,e	Park City Group, Inc	268
732,338		Paychex, Inc	33,812
22,730	*,e	Paycom Software, Inc	598
81,713		PC Home Online	877
270,000		PCA Corp	4,239
194,821	*	Pegasystems, Inc	4,046
116,606	*	Perficient, Inc	2,172
5,000		Persistent Systems Ltd	132
734,884		Playtech Ltd	7,842
213,852		Polaris Software Lab Ltd	580
65,075		POSDATA Co Ltd	311
136,306	*,e	PRGX Global, Inc	780
177,945	*	Progress Software Corp	4,808
101,865	*,e	Proofpoint, Inc	4,913
65,189	*	PROS Holdings, Inc	1,791
262,167	*	PTC, Inc	9,608
46,206	*	Q2 Holdings, Inc	871
18,832		QAD, Inc (Class A)	426
606,688	*	QLIK Technologies, Inc	18,741
124,089	*	Qualys, Inc	4,684
129,605	*	QuinStreet, Inc	787
462,331	*	Rackspace Hosting, Inc	21,642
67,789	*,e	Rally Software Development Corp	771
87,275	*	RealNetworks, Inc	614
144,074	*,e	RealPage, Inc	3,164
669,074	*	Red Hat, Inc	46,260
110,000	*,e	Redknee Solutions, Inc	354
30,264		Reis, Inc	792
11,144		Reply S.p.A.	816
27,951	e	RIB Software AG.	367
28,976	*,e	Rightside Group Ltd	195
52,369	*,e	Rocket Fuel, Inc	844
72,816	*	Rosetta Stone, Inc	711
572,604	*	Rovi Corp	12,935
121,511	*,e	Rubicon Project, Inc	1,961
92,585		Sabre Corp	1,877
52,308	e	SafeCharge International Group Ltd	216
2,030,607		Sage Group plc	14,666
3,612,141	*	Salesforce.com, Inc	214,236
5,233,900		Samart Corp PCL	6,179
23,650	*	Samsung SDS Co Ltd	6,315
1,183,655		SAP AG.	82,653
101,346	*,e	Sapiens International Corp NV	747
520,525	*	Sapient Corp	12,951
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,087		SBSi Co Ltd	$119
167,462		Science Applications International Corp	8,294
76,164	*	Sciquest, Inc	1,101
117,672	*	SDL plc	755
112,824	*	Seachange International, Inc	720
739,337	*	ServiceNow, Inc	50,164
240,999	*,e	ServiceSource International LLC	1,128
278,430	m	Shanghai Baosight Software Co Ltd	699
48,002	*,e	Shutterstock, Inc	3,317
101,017	*,e	Silver Spring Networks, Inc	852
4,374,000		Silverlake Axis Ltd	4,130
49,032		SimCorp AS	1,295
492,000		Sinosoft Technology Group Ltd	195
24,900		SK C&C Co Ltd	4,822
18,513	*	SK Communications Co Ltd	112
24,400		SMS Co Ltd	256
87,442	e	SMS Management & Technology Ltd	252
65,227	e	Software AG.	1,585
106,540		Soft-World International Corp	334
234,473	*	SolarWinds, Inc	11,684
117,045		Solera Holdings, Inc	5,990
809,792		Sonda S.A.	1,923
32,827	e	Sopra Group S.A.	2,508
249,285	*	Splunk, Inc	14,695
45,508	*,e	SPS Commerce, Inc	2,577
80,527		Square Enix Co Ltd	1,660
251,822		SS&C Technologies Holdings, Inc	14,729
54,028	*	Stamps.com, Inc	2,593
96,242		Sumisho Computer Systems Corp	2,411
6,884		SundayToz Corp	106
1,582,000		SUNeVision Holdings Ltd	493
138,229	*	Sykes Enterprises, Inc	3,244
1,265,033		Symantec Corp	32,454
99,772	*	Synchronoss Technologies, Inc	4,176
311,352	*	Synopsys, Inc	13,534
144,180	*	Syntel, Inc	6,485
184,000		Systex Corp	350
135,556	*	TA Indigo Holding Corp	1,613
75,097	*	Tableau Software, Inc	6,365
1,043,357	*	Take-Two Interactive Software, Inc	29,245
111,734	*,e	Tangoe, Inc	1,456
837,374		Tata Consultancy Services Ltd	33,937
73,142		Tech Mahindra Ltd	2,999
231,664		Technology One Ltd	601
53,486	*	TechTarget, Inc	608
213,175		Tecmo Koei Holdings Co Ltd	3,131
235,355	e	Telecity Group plc	2,940
172,837	*	TeleCommunication Systems, Inc (Class A)	539
86,889	*	TeleNav, Inc	580
77,380	*	TeleTech Holdings, Inc	1,832
91,476		Temenos Group AG.	3,257
11,179,985	e	Tencent Holdings Ltd	161,762
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
332,327	*,e	Teradata Corp	$14,516
52,795	*,e	Textura Corp	1,503
131,000	*,g	Tian GE Interactive Holdings Ltd	69
137,618		Tietoenator Oyj	3,566
504,994	*,e	TiVo, Inc	5,979
584,681		Total System Services, Inc	19,856
115,619		Totvus S.A.	1,522
80,100		Trans Cosmos, Inc/Japan	1,321
2,059,999		Travelsky Technology Ltd	2,218
43,263	*,e	Travelzoo, Inc	546
123,483	*,e	Tremor Video, Inc	354
329,460	e	Trend Micro, Inc	9,104
275,843	*,e	TrueCar, Inc	6,317
103,612	*	Trulia, Inc	4,769
6,400	*,e	TubeMogul, Inc	144
90,357	*,e	Tungsten Corp plc	396
1,309,235	*,e	Twitter, Inc	46,962
153,874	*	Tyler Technologies, Inc	16,840
293,064	*	Ubisoft Entertainment	5,343
83,591	*	Ultimate Software Group, Inc	12,272
153,519	*	Unisys Corp	4,526
179,532		United Internet AG.	8,087
11,700	e	UNITED, Inc	182
307,878	*,e	Unwired Planet, Inc	308
283,145		UXC Ltd	171
3,414,000	*,e	V1 Group Ltd	274
141,526		Vakrangee Ltd	280
798,692	*	Vantiv, Inc	27,092
14,440	*,e	Varonis Systems, Inc	474
269,265	*,e	Vasco Data Security International	7,596
566,778	*	VeriFone Systems, Inc	21,084
190,282	*	Verint Systems, Inc	11,090
373,225	*,e	VeriSign, Inc	21,274
116,241	*,e	VirnetX Holding Corp	638
74,299	*	Virtusa Corp	3,096
2,337,450		Visa, Inc (Class A)	612,879
719,642	*	VMware, Inc (Class A)	59,385
204,873	*,e	Vringo, Inc	113
106,892	*,e	WebMD Health Corp (Class A)	4,228
284,524	*	Website Pros, Inc	5,403
14,593	*	Webzen, Inc	391
9,778	*	WeMade Entertainment Co Ltd	333
1,046,427	e	Western Union Co	18,742
111,297	*	WEX, Inc	11,010
934,563		Wipro Ltd	8,119
276,135		Wirecard AG.	12,041
38,785	*,e	Wix.com Ltd	815
688,653	*	Workday, Inc	56,201
554,527		Xchanging plc	1,332
97,011	*,e	Xero Ltd	1,208
3,946,685		Xerox Corp	54,701
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,567		XING AG.	$734
30,375		X-Legend Entertainment Co Ltd	161
116,030	*,e	Xoom Corp	2,032
64,000		XPEC Entertainment, Inc	384
907,000		Yahoo! Japan Corp	3,251
5,394,471	*	Yahoo!, Inc	272,475
217,405	*	Yandex NV	3,905
223,009	*,e	Yelp, Inc	12,205
1,232	*	Yodlee, Inc	15
60,706	*,e	YuMe, Inc	306
424,000	*	Yunbo Digital Synergy Group Ltd	206
32,550	*,e	Zendesk, Inc	793
68,838	*,e	Zillow, Inc	7,289
161,195	*	Zix Corp	580
224,044	*,g	Zoopla Property Group plc	686
7,329,763	*,e	Zynga, Inc	19,497
		TOTAL SOFTWARE & SERVICES	10,008,713

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
241,045	*,e	3D Systems Corp	7,923
850,721	e	AAC Technologies Holdings, Inc	4,524
2,521,292		Accton Technology Corp	1,269
2,469,846	*	Acer, Inc	1,656
107,400		Adlink Technology, Inc	252
206,251		Adtran, Inc	4,496
45,000		Advanced Ceramic X Corp	180
359,749		Advantech Co Ltd	2,641
55,174	*	Agilysys, Inc	695
39,100		Ai Holdings Corp	689
10,529,145	*,e	Alcatel S.A.	37,665
6,574,473	*	Alcatel-Lucent (ADR)	23,339
52,351	e	Alliance Fiber Optic Products, Inc	760
1,473,000		Alpha Networks, Inc	835
565,600		Alps Electric Co Ltd	10,691
65,200		Amano Corp	668
846,974		Amphenol Corp (Class A)	45,576
394,910		Anixter International, Inc	34,934
145,400		Anritsu Corp	1,011
2,796,000	e	Anxin China Holdings Ltd	178
23,032,795		Apple, Inc	2,542,360
39,950	*,e	Applied Optoelectronics, Inc	448
11,533	*,e	Arista Networks, Inc	701
561,865	*	ARRIS Group, Inc	16,963
152,413	*	Arrow Electronics, Inc	8,823
479,288	*	Aruba Networks, Inc	8,713
93,767		Ascom Holding AG.	1,431
238,000	*	Asia Optical Co, Inc	298
380,464		Asia Vital Components Co Ltd	293
101,000		ASROCK, Inc	235
2,147,262		Asustek Computer, Inc	23,429
114,000		Aten International Co Ltd	298
31,320,690		AU Optronics Corp	15,897
28,908		Austria Technologie & Systemtechnik AG.	311
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,855	*,e	Avigilon Corp	$658
293,572		Avnet, Inc	12,629
92,561		AVX Corp	1,296
132,605	e	Axis Communications AB	3,381
40,297		Badger Meter, Inc	2,392
27,849		Barco NV	1,957
33,387		Bel Fuse, Inc (Class B)	913
130,407		Belden CDT, Inc	10,277
110,000		Bematech S.A.	393
191,971	*	Benchmark Electronics, Inc	4,884
1,714,000	*	Benq Corp	779
1,087,000		BenQ Materials Corp	1,139
53,366		Black Box Corp	1,275
868,878	*,e	Blackberry Ltd (New)	9,528
395,000		Boardtek Electronics Corp	542
2,268,316		Brocade Communications Systems, Inc	26,857
510,532		Brother Industries Ltd	9,255
1,004,000		BYD Electronic International Co Ltd	964
169,368	*,e	CalAmp Corp	3,099
2,161,928		CalComp Electronics Thailand PCL	183
160,751	*	Calix Networks, Inc	1,611
20,400		Canon Electronics, Inc	323
2,369,483		Canon, Inc	75,311
323,000		Career Technology Co Ltd	324
1,488,853		Catcher Technology Co Ltd	11,498
266,000	*	Catic Shenzhen Holdings Ltd	192
174,422		CDW Corp	6,134
387,585	*	Celestica, Inc	4,554
141,135	*	Checkpoint Systems, Inc	1,938
494,402		Cheng Uei Precision Industry Co Ltd	770
1,524,232		Chicony Electronics Co Ltd	4,244
224,663		Chimei Materials Technology Corp	235
2,566,000		China Aerospace International Holdings Ltd	306
402,000	e	China All Access Holdings Ltd	152
1,358,000		China Fiber Optic Network System Group Ltd	364
4,412,000	*,e	China Innovationpay Group Ltd	352
577,206		China ITS Holdings Co Ltd	77
1,323,000		Chin-Poon Industrial Co	2,103
353,840		Chroma ATE, Inc	915
2,612,388	*,e	Ciena Corp	50,706
18,495,953		Cisco Systems, Inc	514,465
1,237,379		Citizen Watch Co Ltd	9,521
31,056	*,e	Clearfield, Inc	382
398,423		Clevo Co	618
3,045,000	*	CMC Magnetics Corp	430
354,194	*	Cognex Corp	14,639
96,259	*	Coherent, Inc	5,845
1,105,278		Comba Telecom Systems Holdings Ltd	391
1,853		Comet Holding AG.	1,194
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
174,049	*	CommScope Holding Co, Inc	$3,974
4,123,021		Compal Electronics, Inc	2,879
5,967,000		Compeq Manufacturing Co	3,348
55,169		Comtech Telecommunications Corp	1,739
30,951	*,e	Control4 Corp	476
3,788,000		Coolpad Group Ltd	743
1,084,500		Coretronic Corp	1,471
4,398,946		Corning, Inc	100,868
112,000		Coxon Precise Industrial Co Ltd	200
112,982	*	Cray, Inc	3,896
19,971	*	CrucialTec Co Ltd	183
118,337		CTS Corp	2,110
68,427	*,e	CUI Global, Inc	510
320,000		CyberTAN Technology, Inc	263
134,616		Daeduck Electronics Co	1,097
15,901		Daeduck GDS Co Ltd	175
884,000		Daiwabo Co Ltd	1,537
116,000		Daktronics, Inc	1,451
51,891		Datalogic S.p.A.	559
271,946		DataTec Ltd	1,309
820,900		Delta Electronics Thai PCL	1,752
2,011,464		Delta Electronics, Inc	11,886
214,000		Denki Kogyo Co Ltd	946
33,094	e	Dialight plc	418
112,158	e	Diebold, Inc	3,885
100,019	*	Digi International, Inc	929
1,046,000		Digital China Holdings Ltd	967
18,026	*	Digital Multimedia Technologies S.p.A.	902
227,103		Diploma plc	2,534
1,679,240		D-Link Corp	979
62,039	e	Dolby Laboratories, Inc (Class A)	2,675
246,666		Domino Printing Sciences	2,537
309,800	m	Dongxu Optoelectronic Technology Co Ltd	244
161,669	*,e	Dot Hill Systems Corp	715
55,420	*	DTS, Inc	1,704
678,000		Dynapack International Technology Corp	1,571
348,800		Eastern Communications Co Ltd	201
55,942	*,e	Eastman Kodak Co	1,215
154,106	*	EchoStar Corp (Class A)	8,091
60,371		Eizo Nanao Corp	1,178
15,700		Elecom Co Ltd	312
61,686		Electro Rent Corp	866
86,353		Electro Scientific Industries, Inc	670
1,073,242	e	Electrocomponents plc	3,566
199,261	*	Electronics for Imaging, Inc	8,534
8,800		Elematec Corp	210
1,348,654		Elite Material Co Ltd	1,729
1,728,324		Elitegroup Computer Systems Co Ltd	1,441
7,437,991		EMC Corp	221,206
255,189	*	Emulex Corp	1,447
45,000		Ennoconn Corp	338
9,700		Enplas Corp	328
7,036,555		Ericsson (LM) (B Shares)	85,199
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
81,434		Esprinet S.p.A.	$560
13,760		EVS Broadcast Equipment S.A.	497
280,374	*	Extreme Networks, Inc	990
958,842	*	F5 Networks, Inc	125,095
121,629	*	Fabrinet	2,158
99,174	*	FARO Technologies, Inc	6,216
169,717		FEI Co	15,334
7,491,000	*,e	FIH Mobile Ltd	3,359
56,008	*,e	Fingerprint Cards AB	250
275,993	*,e	Finisar Corp	5,357
199,110		Firich Enterprises Co Ltd	716
226,628		FLEXium Interconnect, Inc	504
7,607	*	Flextronics International Ltd	85
293,715		Flir Systems, Inc	9,490
113,854		Flytech Technology Co Ltd	392
837,751		Foxconn Technology Co Ltd	2,251
1,594,082		Fujifilm Holdings Corp	48,641
2,720,000	*	GCL New Energy Holdings Ltd	281
72,245	e	Gemalto NV	5,896
478,913		Gemtek Technology Corp	360
63,909	*	Genius Electronic Optical Co Ltd	210
55,677		GeoVision, Inc	189
1,767,000		Getac Technology Corp	923
2,033,000		Gigabyte Technology Co Ltd	2,360
279,986	*	Gigastorage Corp	231
306,000	e	Goldpac Group Ltd	210
108,422	*	GSI Group, Inc	1,596
905,166		Halma plc	9,642
16,641		Hamamatsu Photonics KK	792
6,487,770		HannStar Display Corp	1,606
386,890	*	Harmonic, Inc	2,712
202,201		Harris Corp	14,522
8,188,815		Hewlett-Packard Co	328,617
95,156		Hexagon AB (B Shares)	2,936
699,725	*	High Tech Computer Corp	3,123
481,949	e	Hills Ltd	462
9,404		Hirose Electric Co Ltd	1,091
128,290		Hitachi High-Technologies Corp	3,685
311,000		Hitachi Kokusai Electric, Inc	4,350
11,444,212		Hitachi Ltd	84,467
267,300		Hitachi Maxell Ltd	4,211
527,100		Holystone Enterprise Co Ltd	687
20,975,073		Hon Hai Precision Industry Co, Ltd	57,923
36,495		Horiba Ltd	1,208
147,500		Hosiden Corp	821
649,496		Hoya Corp	21,969
27,884		Humax Co Ltd	350
49,901		Ibiden Co Ltd	737
311,000		Ichia Technologies, Inc	306
9,500		Icom, Inc	229
244,476		ICP Electronics, Inc	383
15,645	*	Iljin Materials Co Ltd	101
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
160,975	*	Immersion Corp	$1,524
252,900		Inari Amertron BHD	182
1,720		Inficon Holding AG.	533
351,849	*,e	Infinera Corp	5,179
69,222		Ingenico	7,292
467,964	*	Ingram Micro, Inc (Class A)	12,935
14,773,288		InnoLux Display Corp	7,140
143,202	*	Insight Enterprises, Inc	3,707
105,683		InterDigital, Inc	5,591
81,374	*	Intevac, Inc	632
194,372	*,e	InvenSense, Inc	3,160
8,914,349		Inventec Co Ltd	5,962
49,857	*,e	IPG Photonics Corp	3,735
12,100	e	Iriso Electronics Co Ltd	642
71,500		ITC Networks Corp	667
823,357		ITEQ Corp	624
135,128	*	Itron, Inc	5,715
31,240		Ituran Location and Control Ltd	685
198,625	*	Ixia	2,235
897,453		Jabil Circuit, Inc	19,591
159,493		Japan Aviation Electronics Industry Ltd	3,484
14,200	e	Japan Cash Machine Co Ltd	207
69,200		Japan Digital Laboratory Co Ltd	930
511,500	*	Japan Display, Inc	1,561
52,535	*	Japan Radio Co Ltd	161
1,663,300		JCY International BHD	258
1,868,946	*	JDS Uniphase Corp	25,642
96,238		Jenoptik AG.	1,201
62,700		Jentech Precision Industrial Co Ltd	149
2,635,000	e	Ju Teng International Holdings Ltd	1,293
876,324		Juniper Networks, Inc	19,560
16,900		Kaga Electronics Co Ltd	211
12,200		Kanematsu Electronics Ltd	174
5,908	*,e	Kapsch TrafficCom AG.	125
230,300		KCE Electronics PCL	238
149,477	*	Kemet Corp	628
26,137		Keyence Corp	11,647
746,469	*	Keysight Technologies, Inc	25,208
98,559		KH Vatec Co Ltd	3,741
90,606	*	Kimball Electronics, Inc	1,089
1,512,550		Kingboard Chemical Holdings Ltd	2,540
2,250,500	e	Kingboard Laminates Holdings Ltd	827
158,675	*,e	Knowles Corp	3,737
80,900		Koa Corp	759
13,143		KONA I Co Ltd	402
824,200		Konica Minolta Holdings, Inc	8,980
110,167		Kudelski S.A.	1,335
48,859	*	KVH Industries, Inc	618
321,100		Kyocera Corp	14,693
286,989		Laird Group plc	1,380
376,762		Largan Precision Co Ltd	28,203
7,935,323	e	Lenovo Group Ltd	10,360
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
133,918		Lexmark International, Inc (Class A)	$5,527
12,309	*	LG Innotek Co Ltd	1,251
380,717	*	LG.Philips LCD Co Ltd	11,547
4,931,046		Lite-On Technology Corp	5,633
90,157		Littelfuse, Inc	8,715
180,973	e	Logitech International S.A.	2,452
69,000		Lotes Co Ltd	315
808,000		Loxley PCL	104
23,867	e	LPKF Laser & Electronics AG.	309
99,575		Lumax International Corp Ltd	204
11,500		Macnica, Inc	321
145,000		Marubun Corp	982
8,500		Maruwa Co Ltd	246
79,539	*,e	Maxwell Technologies, Inc	725
54,600	e	Melco Holdings, Inc	812
116,365	*	Mercury Computer Systems, Inc	1,620
180,076		Merry Electronics Co Ltd	629
7,670		Mesa Laboratories, Inc	593
123,534		Methode Electronics, Inc	4,510
3,859,000		Micro-Star International Co Ltd	4,131
192,000		MIN AIK Technology Co Ltd	993
633,500		Mitac Holdings Corp	467
128,000		Mitsumi Electric Co Ltd	1,013
260,752		Motorola, Inc	17,491
42,722		MTS Systems Corp	3,205
33,792	*	Multi-Fineline Electronix, Inc	379
520,508		Murata Manufacturing Co Ltd	56,798
267,000	*	Nan Ya Printed Circuit Board Corp	348
880,000		Nanjing Panda Electronics	680
202,240		National Instruments Corp	6,288
256,880	*	NCR Corp	7,485
1,674,382		NEC Corp	4,866
97,858		Neopost S.A.	5,583
1,391,699		NetApp, Inc	57,686
130,069	*	Netgear, Inc	4,628
160,463	*	Newport Corp	3,066
283,126		Nichicon Corp	2,212
27,352	*,e	Nimble Storage, Inc	752
16,800	e	Nippon Ceramic Co Ltd	248
902,000	*	Nippon Chemi-Con Corp	2,581
769,318		Nippon Electric Glass Co Ltd	3,462
162,500		Nippon Signal Co Ltd	1,707
62,300		Nohmi Bosai Ltd	820
1,230,618		Nokia Corp	9,673
7,659,034		Nokia Oyj	60,574
49,502		Nolato AB (B Shares)	1,124
45,339	*	Numerex Corp	501
346,194	*,e	Oclaro, Inc	616
1,202,000		Oki Electric Industry Co Ltd	2,291
671,472		Omron Corp	30,039
188,632	e	Opus Group AB	220
84,538	*	OSI Systems, Inc	5,983
57,820		Oxford Instruments plc	1,139
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
333,549		Pace plc	$1,788
527,863	*	Palo Alto Networks, Inc	64,700
446,224		Pan-International Industrial	276
72,863		Park Electrochemical Corp	1,816
273,170	*,e	Parkervision, Inc	249
8,134	*	Parrot S.A.	209
197,287		Partron Co Ltd	2,090
3,218,000	*,e	PAX Global Technology Ltd	3,296
32,182		PC Connection, Inc	790
7,808,324		Pegatron Technology Corp	17,848
169,029		Plantronics, Inc	8,962
114,011	*	Plexus Corp	4,698
585,059	*	Polycom, Inc	7,898
48,240		Posiflex Technology, Inc	208
1,012,106		Premier Farnell plc	2,767
1,300,000		Primax Electronics Ltd	1,576
992,100	*	Prime View International Co Ltd	453
65,161	*,e	Procera Networks, Inc	469
195,975	*	PS IT Infrastructure & Service Ltd	262
5,254,000	*	PT Agis Tbk	207
1,307,000	*	PT Erajaya Swasembada Tbk	114
309,711	*	QLogic Corp	4,125
4,928,992		Qualcomm, Inc	366,372
2,760,217		Quanta Computer, Inc	6,876
1,290,000		Quanta Storage, Inc	1,437
699,878	*,e	Quantum Corp	1,232
114,474	*,e	RealD, Inc	1,351
390,852		Redington India Ltd	846
83,939		Renishaw plc	2,564
493,278		Ricoh Co Ltd	4,987
65,200		Riso Kagaku Corp	1,050
3,094,000	*	Ritek Corp	371
248,946	*	Riverbed Technology, Inc	5,081
96,404	*	Rofin-Sinar Technologies, Inc	2,774
60,759	*	Rogers Corp	4,948
10,400		Roland DG Corp	344
296,175	*	Ruckus Wireless, Inc	3,560
69,100		Ryosan Co Ltd	1,505
60,100		Ryoyo Electro Corp	640
33,614		Sam Young Electronics Co Ltd	362
54,554		Samsung Electro-Mechanics Co Ltd	2,697
54,248		Samsung SDI Co Ltd	5,672
975,727		SanDisk Corp	95,602
379,913	*	Sandvine Corp	1,069
447,913	*	Sanmina Corp	10,539
99,674	*	Scansource, Inc	4,003
1,476,891		Seagate Technology, Inc	98,213
297,600		Seiko Epson Corp	12,453
822,000		Sercomm Corp	1,841
12,521		SFA Engineering Corp	560
155,000	*	Shanghai Potevio Co Ltd	122
324,100	*	Shenzhen SEG Co Ltd	144
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
183,876		Shimadzu Corp	$1,870
462,944	*,e	ShoreTel, Inc	3,403
33,775	*,e	Sierra Wireless, Inc	1,605
14,700		Siix Corp	310
95,841	*,e	Silicon Graphics International Corp	1,091
255,342		Simplo Technology Co Ltd	1,258
1,097,000		Sinbon Electronics Co Ltd	1,524
6,343		Sindoh Co Ltd	393
939,000	*	Sintek Photronic Corp	210
419,000		Sirtec International Co Ltd	862
257,000		SMK Corp	1,025
1,280,837	*	Sonus Networks, Inc	5,085
127,413		Spectris plc	4,161
155,673	*,e	Speed Commerce, Inc	481
887,429		Spirent Communications plc	1,041
131,568	*	Sterlite Technologies Ltd	129
205,490	*,e	Stratasys Ltd	17,078
1,198,000	e	Sunny Optical Technology Group Co Ltd	2,057
97,482	*	Super Micro Computer, Inc	3,400
11,967	*	Suprema, Inc	274
366,786	*	SVA Electron Co Ltd	203
106,507	*	Synaptics, Inc	7,332
2,256,000	e	Synertone Communication Corp	201
103,752		SYNNEX Corp	8,109
1,146,402		Synnex Technology International Corp	1,660
156,972		Taiflex Scientific Co Ltd	223
1,965,577		Taiwan PCB Techvest Co Ltd	3,194
109,803		Taiyo Yuden Co Ltd	1,278
2,644,000	e	TCL Communication Technology Holdings Ltd	2,454
152,144		TDK Corp	8,961
422,643		TE Connectivity Ltd	26,732
131,494	*	Tech Data Corp	8,314
298,000	*	Technovator International Ltd	119
89,007	*	Telit Communications plc	334
21,180		Tessco Technologies, Inc	614
400,095		Test Research, Inc	643
350,773	*	Thin Film Electronics ASA	234
38,000		Toko, Inc	103
161,625		Tong Hsing Electronic Industries Ltd	553
8,130,000		Tongda Group Holdings Ltd	956
81,100		Topcon Corp	1,720
138,000		Toshiba TEC Corp	946
26,300		Toyo Corp/Chuo-ku	222
231,003		TPK Holding Co Ltd	1,370
1,216,000		Tpv Technology Ltd	262
604,000		Trigiant Group Ltd	100
543,104	*	Trimble Navigation Ltd	14,414
1,089,932		Tripod Technology Corp	2,127
1,596,000	e	Truly International Holdings	638
23,000		TSC Auto ID Technology Co Ltd	186
161,840		TT electronics plc	259
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
187,776	*,e	TTM Technologies, Inc	$1,414
1,521,039		TXC Corp	1,832
115,270	e	Ubiquiti Networks, Inc	3,417
946,528		Unimicron Technology Corp	717
470,937		Unitech Printed Circuit Board Corp	195
113,510	*,e	Universal Display Corp	3,150
363,795		Venture Corp Ltd	2,156
117,370	*,e	Viasat, Inc	7,398
15,570	*	Viasystems Group, Inc	253
222,687	*,e	Violin Memory, Inc	1,067
306,500		Vishay Intertechnology, Inc	4,337
41,131	*	Vishay Precision Group, Inc	706
63,371		Vivotek, Inc	205
1,406,800		VST Holdings Ltd	459
408,100	e	Vtech Holdings Ltd	5,852
153,300	e	Wacom Co Ltd	592
602,000		Wah Lee Industrial Corp	1,041
575,769	*	Walsin Technology Corp	220
1,476,000		Wasion Group Holdings Ltd	1,370
1,257,490		Western Digital Corp	139,204
127,500	e	Wi-Lan, Inc	382
130,289		Wincor Nixdorf AG.	6,292
190,500	*,m	Wintek Corp	11
12,051,424		Wistron Corp	10,857
1,534,032		Wistron NeWeb Corp	3,223
1,278,872		WPG Holdings Co Ltd	1,485
1,463,512		WT Microelectronics Co Ltd	2,143
233,302		Xaar plc	1,402
15,750	*,m	Ya Hsin Industrial Co Ltd	0	^
708,000		Yageo Corp	1,136
68,393		Yamatake Corp	1,576
88,790		Yaskawa Electric Corp	1,134
69,385		Yokogawa Electric Corp	761
134,169	*	Zebra Technologies Corp (Class A)	10,386
264,507		Zhen Ding Technology Holding Ltd	706
347,000		Zinwell Corp	350
689,282		ZTE Corp	1,491
1,547,000		Zyxel Communications	863
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,613,354

TELECOMMUNICATION SERVICES - 2.7%
9,610	*	012 Smile.Communications Ltd	172
292,998	*,e	8x8, Inc	2,684
1,553,204		Advanced Info Service PCL (Foreign)	11,778
170,243		AFK Sistema (GDR)	887
2,792,686	*	Alibaba Health Information Technology Ltd	1,821
242,870	e	Amcon Telecommunications Ltd	577
51,460,889		America Movil S.A. de C.V. (Series L)	57,203
296,000		APT Satellite Holdings Ltd	418
1,944,000		Asia Pacific Telecom Co Ltd	1,070
10,417,622		AT&T, Inc	349,928
32,347		Atlantic Tele-Network, Inc	2,186
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
95,023	*,e	Avanti Communications Group plc	$385
1,849,500	*,e	Axtel SAB de C.V.	424
1,247,516	e	BCE, Inc	57,211
535,707		Belgacom S.A.	19,437
12,026,871		Bezeq Israeli Telecommunication Corp Ltd	21,333
843,600		Bharti Airtel Ltd	4,691
9,936		Bharti Infratel Ltd	53
73,633	*	Boingo Wireless, Inc	565
7,142,198		BT Group plc	44,425
7,523,580		Cable & Wireless plc	5,783
152,775	*	Cellcom Israel Ltd	1,324
1,810,912		CenturyTel, Inc	71,676
2,693,774		China Communications Services Corp Ltd	1,260
11,646,390		China Mobile Hong Kong Ltd	136,411
15,855,289		China Telecom Corp Ltd	9,196
5,789,301		China Unicom Ltd	7,758
957,768	*	Chorus Ltd	1,987
4,096,137		Chunghwa Telecom Co Ltd	12,141
679,502	*	Cincinnati Bell, Inc	2,168
1,680,000		Citic 1616 Holdings Ltd	628
130,568		Cogent Communications Group, Inc	4,621
539,126	*	Colt Telecom Group S.A.	1,117
122,331	*	Com Hem Holding AB	989
150,264	e	Consolidated Communications Holdings, Inc	4,182
2,742,317		Deutsche Telekom AG.	43,878
8,949,000		Digi.Com BHD	15,764
142,724	e	Drillisch AG.	5,073
114,682		Elisa Oyj (Series A)	3,130
115,721		Empresa Nacional de Telecomunicaciones S.A.	1,162
57,217	*	Fairpoint Communications, Inc	813
1,558,696		Far EasTone Telecommunications Co Ltd	3,591
2,762,977		France Telecom S.A.	46,989
282,913		Freenet AG.	8,044
6,062,901	e	Frontier Communications Corp	40,440
95,561	*	General Communication, Inc (Class A)	1,314
952,678	*,e	Globalstar, Inc	2,620
48,565		Globe Telecom, Inc	1,865
45,702	*	Hawaiian Telcom Holdco, Inc	1,260
1,543,086	*	Hellenic Telecommunications Organization S.A.	16,873
2,415,127		HKT Trust and HKT Ltd	3,146
1,548,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	655
2,498,577		Idea Cellular Ltd	6,055
100,242		IDT Corp (Class B)	2,036
429,078		iiNET Ltd	2,742
19,494		Iliad S.A.	4,687
169,825	*	inContact, Inc	1,493
206,366		Inmarsat plc	2,559
201,914		Inteliquent, Inc	3,964
172,711	*,e	Intelsat S.A.	2,998
271,201	*,e	Iridium Communications, Inc	2,644
122,300	*,e	Japan Communications, Inc	558
4,568,300		Jasmine International PCL	1,013
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
259,775		Jaymart PCL	$80
233,556	*	Jazztel plc	3,530
1,123,829		Kcom Group plc	1,564
635,350		KDDI Corp	39,915
61,663		KT Corp	1,744
257,812	*,e,m	Let’s GOWEX S.A.	3
2,474,440	*,e	Level 3 Communications, Inc	122,188
242,678		LG Telecom Ltd	2,530
52,616		Lumos Networks Corp	885
383,865	e	M2 Telecommunications Group Ltd	2,534
552,364	*	Magyar Telekom	714
98,100	e	Manitoba Telecom Services, Inc	2,287
3,998,949		Maxis BHD	7,809
88,557		MegaFon OAO (GDR)	1,207
673,895	*	Midas S.A.	104
64,676	e	Millicom International Cellular S.A.	4,792
560,782		Mobile TeleSystems (ADR)	4,026
398,809		MobileOne Ltd	1,084
31,898	*	Mobistar S.A.	757
2,557,290		MTN Group Ltd	48,646
661,792		Netia S.A.	1,043
984,711		Nippon Telegraph & Telephone Corp	50,302
52,042	e	NTELOS Holdings Corp	218
2,909,000		NTT DoCoMo, Inc	42,364
3,456	*	Oi S.A.	12
279,730	*	Oi S.A. (Preference)	906
86,930	*	Ooredoo QSC	2,920
4,454,491	*	Orascom Telecom Holding SAE	2,505
7,989,472	*	Orascom Telecom Media And Technology Holding SAE	1,453
150,207	*	Orbcomm, Inc	982
91,121	*	Partner Communications	472
8,700,932	e	PCCW Ltd	5,924
96,361		Philippine Long Distance Telephone Co	6,219
621,636	e	Portugal Telecom SGPS S.A.	648
154,111	*	Premiere Global Services, Inc	1,637
2,726,590		PT Excelcomindo Pratama	1,069
1,954,900	*	PT Indosat Tbk	639
67,042,924		PT Telekomunikasi Indonesia Persero Tbk	15,408
99,783	e	QSC AG.	208
998,648	*	Reliance Communication Ventures Ltd	1,259
246,441	*,e	RingCentral, Inc	3,677
974,481	e	Rogers Communications, Inc (Class B)	37,887
141,971		Rostelecom (ADR)	1,284
2,606,594		Royal KPN NV	8,230
471,900		Samart Telcoms PCL	324
667,811	*	SBA Communications Corp (Class A)	73,967
67,988		Shenandoah Telecom Co	2,125
16,190,773		Singapore Telecommunications Ltd	47,525
162,665	*	SK Broadband Co Ltd	646
74,296		SK Telecom Co Ltd	18,172
399,666		SmarTone Telecommunications Holding Ltd	669
1,448,532		Softbank Corp	86,221
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
72,640		Spok Holdings, Inc	$1,261
1,720,797	*,e	Sprint Corp	7,141
500,924		StarHub Ltd	1,565
17,922		Swisscom AG.	9,404
1,830,543		Taiwan Mobile Co Ltd	6,053
562,908	e	TalkTalk Telecom Group plc	2,649
4,351,275		TDC AS	33,187
332,919		Tele2 AB	4,034
8,860,900		Telecom Corp of New Zealand Ltd	21,480
765,291		Telecom Egypt	1,263
10,925,217		Telecom Italia RSP	9,134
9,981,793	*,e	Telecom Italia S.p.A.	10,645
1,017,702		Telefonica Brasil S.A.	17,937
520,463		Telefonica Deutschland Holding AG.	2,758
211,797		Telefonica O2 Czech Republic AS	2,156
5,587,109	e	Telefonica S.A.	80,217
769	e	Telekom Austria AG.	5
4,298,984		Telekom Malaysia BHD	8,439
1,919,752		Telekomunikacja Polska S.A.	4,486
711,184		Telenor ASA	14,386
664,616		Telephone & Data Systems, Inc	16,782
2,325,290		TeliaSonera AB	14,950
188,338	*	Telkom S.A. Ltd	1,132
9,704,263		Telstra Corp Ltd	47,112
382,402		TELUS Corp	13,788
468,200		Thaicom PCL	492
943,768		Tim Participacoes S.A.	4,182
369,620	*	Time dotCom BHD	516
2,597,367		TM International BHD	5,228
5,568,116	*	T-Mobile US, Inc	150,005
1,920,700		Tower Bersama Infrastructure	1,502
1,439,377		TPG Telecom Ltd	7,874
8,059,224	*	True Corp PCL (Foreign)	2,688
2,054,992		Turk Telekomunikasyon AS	6,393
1,417,178	*	Turkcell Iletisim Hizmet AS	8,648
54,852	*,e	US Cellular Corp	2,185
16,636,684		Verizon Communications, Inc	778,264
149,269		Verizon Communications, Inc (New)	6,951
2,093,512		Vivendi Universal S.A.	52,109
84,240	e	Vocus Communications Ltd	438
396,091	e	Vodacom Group Pty Ltd	4,383
51,827,371	*	Vodafone Group plc	177,697
1,101,144	*	Vodafone Group plc (ADR)	37,626
871,279	*	Vodafone Qatar	3,873
944,500	*	Vonage Holdings Corp	3,599
1,645,920	e	Windstream Holdings, Inc	13,562
7,900	*,e	WirelessGate, Inc	194
12,782	*	Zayo Group Holdings, Inc	391
		TOTAL TELECOMMUNICATION SERVICES	3,329,933

TRANSPORTATION - 3.1%
483,938		Abertis Infraestructuras S.A. (Continuous)	9,596
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
298,278		Aegean Airlines S.A.	$2,490
141,728		Aeroports de Paris	17,138
9,276,842	*	Air Arabia PJSC	3,735
40,000	*	Air Canada	409
3,291,807		Air China Ltd	2,656
144,790	*,e	Air France-KLM	1,387
1,795,686		Air New Zealand Ltd	3,449
174,356	*	Air Transport Services Group, Inc	1,492
6,058,080		AirAsia BHD	4,713
1,244,800	*	AirAsia X BHD	230
213,700		Airports of Thailand PCL (ADR)	1,821
721,100		Airports of Thailand PCL (Foreign)	6,144
14,418	*	AJ Rent A Car Co Ltd	213
691,958		Alaska Air Group, Inc	41,351
604,199		All America Latina Logistica S.A.	1,150
622,831	e	All Nippon Airways Co Ltd	1,540
38,834		Allegiant Travel Co	5,838
34,295		Amerco, Inc	9,749
2,695,401		American Airlines Group, Inc	144,554
114,395	e	American Shipping ASA	572
634,771	*,b,m	AMR Corp (Escrow)	6
1,320,000	e	Anhui Expressway Co	884
4,473,761		Ansaldo STS S.p.A.	45,033
13,352		AP Moller - Maersk AS (Class A)	25,551
22,650		AP Moller - Maersk AS (Class B)	45,050
134,247		Arkansas Best Corp	6,225
797,108		Asciano Group	3,904
14,968,300	*	Asia Aviation PCL (ADR)	1,948
124,580	*	Asiana Airlines	808
90,674	*	Atlas Air Worldwide Holdings, Inc	4,470
1,634,628		Auckland International Airport Ltd	5,379
80,922		Autostrada Torino-Milano S.p.A.	935
941,713		Autostrade S.p.A.	21,887
1,016,237		Avianca Holdings S.A.	1,462
470,203	*	Avis Budget Group, Inc	31,189
176,564	e	Baltic Trading Ltd	443
91,000		Bangkok Aviation Fuel Services PCL	86
399,800		Bangkok Expressway PCL	480
6,078,500	*	Bangkok Metro PCL	368
696,560		BBA Aviation plc	3,893
1,739,803		Beijing Capital International Airport Co Ltd	1,387
546,585	e	Bollore	2,489
268,859		bpost S.A.	6,754
1,042,128	*,e	Brockman Mining Ltd	47
5,072,300		BTS Group Holdings PCL (Foreign)	1,477
1,434,989	e	Canadian National Railway Co	98,836
136,641	e	Canadian Pacific Railway Ltd	26,329
590,039	e	Canadian Pacific Railway Ltd (Toronto)	113,635
1,100,000	*,e	CAR, Inc	1,469
1,335,830	e	Cathay Pacific Airways Ltd	2,911
377,680		Cebu Air, Inc	725
71,224		Celadon Group, Inc	1,616
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
181,915		Central Japan Railway Co	$27,265
950,126		CH Robinson Worldwide, Inc	71,155
1,737,715	*	China Airlines	795
11,100,000	*,e	China Eastern Airlines Corp Ltd (H Shares)	5,308
1,236,393		China Merchants Holdings International Co Ltd	4,153
5,472,187	*,e	China Shipping Container Lines Co Ltd	1,719
170,000	*	China Shipping Development Co Ltd	116
2,095,500		China Southern Airlines Co Ltd	993
18,100,000	*,e	China Timber Resources Group Ltd	417
104,000		Chinese Maritime Transport Ltd	112
941,995		Cia de Concessoes Rodoviarias	5,461
42,682	*	Cia de Distribucion Integral Logista Holdings SAU	936
12,685		Clarkson plc	375
2,458,710		ComfortDelgro Corp Ltd	4,811
13,022		Compagnie Maritime Belge S.A.	240
7,295,616	*	Compania SudAmericana de Vapores S.A.	275
893,700	*	Controladora Vuela Cia de Aviacion SAB de C.V.	802
40,000	*,e	Controladora Vuela Cia de Aviacion SAB de C.V. (ADR)	361
755,489		Con-Way, Inc	37,155
157,500	e	Copa Holdings S.A. (Class A)	16,323
1,458,157	*	Cosan Logistica S.A.	1,569
3,337,836	*,e	COSCO Holdings	1,639
1,084,000		Cosco International Holdings Ltd	442
4,602,046		COSCO Pacific Ltd	6,518
301,060		Costamare, Inc	5,302
5,385,523		CSX Corp	195,117
498,527		CTT-Correios de Portugal S.A.	4,815
693,000		CWT Ltd	837
27,426	e	D/S Norden	582
360,519		Dart Group plc	1,635
695,450		Dazhong Transportation Group Co Ltd	622
4,872,419		Delta Air Lines, Inc	239,674
1,168,444		Deutsche Lufthansa AG.	19,362
2,631,223		Deutsche Post AG.	85,415
20,537		Dfds AS	1,960
359,654		DP World Ltd	7,513
248,063		DSV AS	7,553
213,165		DX Group plc	291
584,225		East Japan Railway Co	44,034
1,576,559		easyJet plc	40,800
119,046	*	Echo Global Logistics, Inc	3,476
203,064		EcoRodovias Infraestrutura e Logistica S.A.	814
1,211,519	*	Eva Airways Corp	844
511,000		Evergreen International Storage & Transport Corp	296
1,262,857	*	Evergreen Marine Corp Tawain Ltd	890
231,493		Expeditors International of Washington, Inc	10,327
1,598,575		FedEx Corp	277,609
327,000	*	First Steamship Co Ltd	185
1,291,193	*	Firstgroup plc	2,134
18,770	e	Flughafen Wien AG.	1,745
4,443		Flughafen Zuerich AG.	2,971
218,798	*	Flybe Group plc	379
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
134,822		Forward Air Corp	$6,791
36,457		Fraport AG. Frankfurt Airport Services Worldwide	2,104
556,000		Freetech Road Recycling Technology Holdings Ltd	87
317,942		Freightways Ltd	1,437
25,347	*	FRP Holdings, Inc	994
133,000	e	Fukuyama Transporting Co Ltd	719
103,737		Gateway Distriparks Ltd	577
169,058	*	Genesee & Wyoming, Inc (Class A)	15,202
16,031		GLOVIS Co Ltd	4,242
117,988		Go-Ahead Group plc	4,498
529,606	*	Gol Linhas Aereas Inteligentes S.A.	3,024
2,579,865	e	Golden Ocean Group Ltd	1,615
1,347,291		Grindrod Ltd	2,601
894,482		Groupe Eurotunnel S.A.	11,548
1,006,000	*,e	Grupo Aeromexico SAB de C.V.	1,394
1,310,100	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	6,023
889,891		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,593
210,993	*,e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	2,789
303,560		Guangdong Provincial Expressway Development Co Ltd	136
346,663	*	Gujarat Pipavav Port Ltd	1,134
1,437,393	*	GVK Power & Infrastructure Ltd	199
132,000		Hainan Meilan International Airport Co Ltd	108
26,276		Hamburger Hafen und Logistik AG.	546
41,205	*	Hanjin Kal Corp	1,144
100,507	*	Hanjin Shipping Co Ltd	550
62,533		Hanjin Transportation Co Ltd	3,075
330,000		Hankyu Hanshin Holdings, Inc	1,770
121,998	*,e	Hawaiian Holdings, Inc	3,178
151,456		Heartland Express, Inc	4,091
2,024,000		Henderson Investment Ltd	174
3,149,987	*	Hertz Global Holdings, Inc	78,561
47,900		Hitachi Transport System Ltd	586
2,177,904	e	Hopewell Highway Infrastructure Ltd	1,091
144,611	*	Hub Group, Inc (Class A)	5,507
5,368,040		Hutchison Port Holdings Trust	3,689
71,366	*	Hyundai Merchant Marine Co Ltd	649
88,557	e	Iino Kaiun Kaisha Ltd	493
5,152	*	Integer.pl S.A.	224
2,642,115	*	International Consolidated Airlines Group S.A.	19,682
4,113,921	*	International Consolidated Airlines Group S.A. (London)	30,970
1,725,577		International Container Term Services, Inc	4,410
18,777		International Shipholding Corp	280
343,710		Irish Continental Group plc	1,352
69,494		J.B. Hunt Transport Services, Inc	5,855
427,100		Japan Airlines Co Ltd	12,663
40,755		Japan Airport Terminal Co Ltd	1,603
53,305	*	Jet Airways India Ltd	324
928,119	*,e	JetBlue Airways Corp	14,720
3,368,123		Jiangsu Express	4,010
166,000		Jinzhou Port Co Ltd	80
80,200		Julio Simoes Logistica S.A.	385
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
558,587		Kamigumi Co Ltd	$4,976
82,095		Kansas City Southern Industries, Inc	10,018
3,402,400		Kawasaki Kisen Kaisha Ltd	9,089
399,555		Keihin Electric Express Railway Co Ltd	2,956
154,107		Keio Corp	1,109
66,032		Keisei Electric Railway Co Ltd	803
769,850		Kerry Logistics Network Ltd	1,216
1,486,185		Kintetsu Corp	4,886
15,400		Kintetsu World Express, Inc	591
224,080	*	Kirby Corp	18,092
167,051		Knight Transportation, Inc	5,623
120,018	e	Knightsbridge Tankers Ltd	544
9,100		Konoike Transport Co Ltd	186
15,158	*	Korea Express Co Ltd	2,676
11,986	*	Korea Line Corp	252
222,930	*	Korean Air Lines Co Ltd	9,562
148,298		Kuehne & Nagel International AG.	20,144
742,706	*	Lan Airlines S.A.	8,619
120,637		Landstar System, Inc	8,750
226,300	*,e	Latam Airlines Group S.A. (ADR)	2,711
149,143		Localiza Rent A Car	2,004
433,577		Macquarie Atlas Roads Group	1,126
676,918		Malaysia Airports Holdings BHD	1,316
406,500		Malaysian Bulk Carriers BHD	140
73,099		Marten Transport Ltd	1,598
42,000		Maruzen Showa Unyu Co Ltd	136
224,079		Matson, Inc	7,735
389,879	e	Mermaid Marine Australia Ltd	391
2,653,044		MISC BHD	5,474
30,349		Mitsubishi Logistics Corp	441
1,841,545		Mitsui OSK Lines Ltd	5,456
119,610		Mitsui-Soko Co Ltd	424
2,389,740		MTR Corp	9,777
1,342,117		Mundra Port and Special Economic Zone Ltd	6,756
1,539,000		Nagoya Railroad Co Ltd	5,730
241,100		Namyong Terminal PCL	110
536,000	e	Nankai Electric Railway Co Ltd	2,065
617,874		National Express Group plc	2,376
274,513		Navios Maritime Holdings, Inc	1,128
1,047,718	*,e	Neptune Orient Lines Ltd	662
210,641		Nippon Express Co Ltd	1,067
59,700		Nippon Konpo Unyu Soko Co Ltd	874
2,914,669		Nippon Yusen Kabushiki Kaisha	8,232
361,000		Nishi-Nippon Railroad Co Ltd	1,472
71,000		Nissin Corp	164
529,100		Nok Airlines PCL	209
3,163		Norbert Dentressangle	466
1,288,237		Norfolk Southern Corp	141,204
309,764		Northgate plc	2,937
29,902	*,e	Norwegian Air Shuttle AS	1,098
161,942	e	Odakyu Electric Railway Co Ltd	1,435
54,319		Oesterreichische Post AG.	2,654

177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,895,911	*,e	OHL Mexico SAB de CV	$3,515
476,543	*	Old Dominion Freight Line	36,999
687,500		Orient Overseas International Ltd	4,003
1,852,290	e	Pacific Basin Shipping Ltd	741
9,846	*	PAM Transportation Services, Inc	510
14,000	e	Panalpina Welttransport Holding AG.	1,880
23,024		Park-Ohio Holdings Corp	1,451
7,222		Piraeus Port Authority	91
27,979		PKP Cargo S.A.	657
483,000		Pos Malaysia & Services Holdings BHD	636
341,300		Precious Shipping PCL	140
608,332	*	Prumo Logistica S.A.	98
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
6,579,400		PT Cardig Aero Services Tbk	658
8,508,800		PT Express Transindo Utama Tbk	801
6,877,957	*	PT Garuda Indonesia Tbk	308
3,787,802		PT Jasa Marga Tbk	2,149
7,186,500	*	PT Nusantara Infrastructure Tbk	116
2,583,000	*	PT Trada Maritime Tbk	44
1,053,749	*	Qantas Airways Ltd	2,047
2,330,723		QR National Ltd	8,722
169,365	*	Quality Distribution, Inc	1,802
1,132,172		Qube Logistics Holdings Ltd	2,232
218,575	*	Republic Airways Holdings, Inc	3,189
92,131	*	Roadrunner Transportation Services Holdings, Inc	2,151
2,343,985		Royal Mail plc	15,620
44,959	*	Ryanair Holdings plc	533
328,531	*	Ryanair Holdings plc (ADR)	23,414
1,011,435		Ryder System, Inc	93,912
137,359		Safe Bulkers, Inc	537
421,000		Sagami Railway Co Ltd	1,735
79,026	*	Saia, Inc	4,375
96	*,m	SAir Group	0	^
487,000		Sankyu, Inc	1,977
58,400		Santos Brasil Participacoes S.A.	310
176,702	*,e	SAS AB	341
24,084		SAVE S.p.A.	384
476,697	*,e	Scorpio Bulkers, Inc	939
8,893		Sebang Co Ltd	158
162,000		Seino Holdings Corp	1,633
90,000	e	Senko Co Ltd	452
189,800		Shandong Airlines Co Ltd	303
299,744		Shanghai Jinjiang International Investment Holdings Co	373
141,400	*,m	Shenzhen Chiwan Petroleum	294
181,100		Shenzhen Chiwan Wharf Holdings Ltd	379
2,036,000		Shenzhen Expressway Co Ltd	1,355
1,678,514		Shenzhen International Holdings Ltd	2,447
45,000		Shibusawa Warehouse Co Ltd	129
170,006		Shih Wei Navigation Co Ltd	99
440,000		Shinwa Kaiun Kaisha Ltd	1,245
1,591,097		Shun TAK Holdings Ltd	733
2,896,000		Sichuan Expressway Co Ltd	1,237
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
318,000		Sincere Navigation	$256
250,590		Singapore Airlines Ltd	2,186
723,000	e	Singapore Airport Terminal Services Ltd	1,661
4,555,419		Singapore Post Ltd	6,590
6,307,000		Sinotrans Ltd	4,167
2,289,000	*	Sinotrans Shipping Ltd	543
1,310,000		SITC International Co Ltd	715
14,228		Sixt AG.	554
48,438		Sixt AG. (Preference)	1,499
255,766		Skywest, Inc	3,397
1,771,000	e	SMRT Corp Ltd	2,109
8,637,918		Sociedad Matriz SAAM S.A.	668
72,550		Societa Iniziative Autostradali e Servizi S.p.A.	698
2,958,975		Southwest Airlines Co	125,224
232,937	*	Spirit Airlines, Inc	17,605
1,058,186		Stagecoach Group plc	6,069
399,156	e	Stobart Group Ltd	672
30,930		Stolt-Nielsen S.A.	519
74,500	e	Student Transportation, Inc	463
141,767		Sumitomo Warehouse Co Ltd	761
284,029	*	Swift Transportation Co, Inc	8,132
1,472,326		Sydney Airport	5,637
424,000		T.Join Transportation Co	516
150,000		Taiwan Navigation Co Ltd	103
448,440		TAV Havalimanlari Holding AS	3,661
27,300		Tegma Gestao Logistica	163
1,070,400	*	Thai Airways International PCL	472
425,954	*	Thoresen Thai Agencies PCL	217
366,100	*	Tianjin Marine Shipping Co Ltd	186
4,438,000		Tianjin Port Development Holdings Ltd	928
1,287,600	*,e	Tiger Airways Holdings Ltd	257
440,143		TNT Express NV	2,934
468,706	*	TNT NV	1,742
446,629		Tobu Railway Co Ltd	1,910
2,088,058		Tokyu Corp	12,939
663,177		Toll Holdings Ltd	3,159
104,000	*	TPI-Triunfo Participacoes e Investimentos S.A.	304
7,200		Trancom Co Ltd	290
423,614		TransForce, Inc	10,789
1,574,409		Transurban Group	10,972
304,723		Trencor Ltd	1,856
1,466,296	*	Turk Hava Yollari	6,025
1,701,498	*	UAL Corp	113,813
78,077	*,e	Ultrapetrol Bahamas Ltd	167
291,937		U-Ming Marine Transport Corp	458
4,568,534		Union Pacific Corp	544,250
1,617,441		United Parcel Service, Inc (Class B)	179,811
21,579		Universal Truckload Services, Inc	615
23,518	*,e	USA Truck, Inc	668
546,847	*,e	UTI Worldwide, Inc	6,600
143,572	*,e	Virgin America, Inc	6,209
1,680,610	*	Virgin Australia Holdings Ltd	576
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
67,336	*,m	Virgin Australia Int Holdings	$0	^
34,685		VTG AG.	771
2,374,357		Wan Hai Lines Ltd	2,068
139,509		Werner Enterprises, Inc	4,346
174,474	*,e	Wesco Aircraft Holdings, Inc	2,439
552,441		West Japan Railway Co	26,118
152,340	e	Westshore Terminals Investment Corp	4,147
95,255		Wilh. Wilhelmsen ASA	588
576,787		Wisdom Marine Lines Co Ltd	666
7,984,000	*	Xiamen International Port Co Ltd	2,044
173,749	*,e	XPO Logistics, Inc	7,103
87,831		Yamato Transport Co Ltd	1,739
856,105	*	Yang Ming Marine Transport	454
131,066	*,e	YRC Worldwide, Inc	2,948
1,652,000	e	Yuexiu Transport Infrastructure Ltd	1,004
53,300		Yusen Air & Sea Service Co Ltd	590
4,188,819		Zhejiang Expressway Co Ltd	4,851
		TOTAL TRANSPORTATION	3,862,407

UTILITIES - 3.0%
3,700,713		A2A S.p.A.	3,750
77,027	e	Abengoa Yield plc	2,104
6,974,776		Aboitiz Power Corp	6,634
27,615	*,e	Acciona S.A.	1,863
139,881		ACEA S.p.A.	1,513
108,421		Actelios S.p.A.	121
1,212,395		AES Corp	16,695
2,301,518		AES Gener S.A.	1,215
110,433		AES Tiete S.A.	753
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
828,423		AGL Energy Ltd	9,036
97,759		AGL Resources, Inc	5,329
2,719,946		Aguas Andinas S.A.	1,558
275,162	*	Akenerji Elektrik Uretim AS	150
189,678	*	Aksa Enerji Uretim AS	237
197,770	e	Algonquin Power & Utilities Corp	1,641
148,696		Allete, Inc	8,199
173,931		Alliant Energy Corp	11,552
106,300		Alupar Investimento S.A.	705
588,822		Ameren Corp	27,162
1,613,946		American Electric Power Co, Inc	97,999
221,126		American States Water Co	8,328
888,559		American Water Works Co, Inc	47,360
935,842		APA Group	5,657
141,437		Aqua America, Inc	3,776
29,475		Artesian Resources Corp	666
73,151		Ascopiave S.p.A.	161
71,796		Atco Ltd	2,945
97,801		Athens Water Supply & Sewage Co S.A.	740
428,240	e	Atlantic Power Corp	1,161
128,734	e	Atlantic Power Corp (Toronto)	349
297,924		Atmos Energy Corp	16,606
2,225,964		AusNet Services	2,405
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
213,970		Avista Corp	$7,564
4,913,011	e	Beijing Enterprises Water Group Ltd	3,320
15,462,900		Benpres Holdings Corp	2,303
2,868,000		Binhai Investment Co Ltd	154
19,332		BKW S.A.	573
153,820		Black Hills Corp	8,159
22,623		Boralex, Inc	250
162,620		California Water Service Group	4,002
3,094,433	*	Calpine Corp	68,480
120,802		Canadian Utilities Ltd	4,254
140,019	e	Capital Power Corp	3,133
219,371	e	Capstone Infrastructure Corp	604
4,129,415		Centerpoint Energy, Inc	96,752
299,097		Centrais Eletricas Brasileiras S.A.	653
254,079		Centrais Eletricas Brasileiras S.A. (Preference)	782
23,900		Centrais Eletricas de Santa Catarina S.A.	134
9,514,516		Centrica plc	41,211
129,029		CESC Ltd	1,366
239,544		CEZ AS	6,151
423,052	*,g	CGN Power Co Ltd	184
62,435		Chesapeake Utilities Corp	3,101
989,344		Cheung Kong Infrastructure Holdings Ltd	7,275
2,912,000	e	China Datang Corp Renewable Power Co Ltd	385
8,601,825		China Gas Holdings Ltd	13,471
3,300,813		China Longyuan Power Group Corp	3,404
5,700,000	e	China Oil and Gas Group Ltd	720
10,592,000	e	China Power International Development Ltd	5,345
5,140,000	*	China Power New Energy Development Co Ltd	327
1,106,668		China Resources Gas Group Ltd	2,860
3,259,962		China Resources Power Holdings Co	8,315
1,248,000	*	China Ruifeng Renewable Energy Holdings Ltd	191
423,000	*	China Tian Lun Gas Holdings Ltd	442
1,082,000		China Water Affairs Group Ltd	493
629,240	*	Chubu Electric Power Co, Inc	7,394
491,756		Chugoku Electric Power Co, Inc	6,429
356,770		Cia de Saneamento Basico do Estado de Sao Paulo	2,298
82,465		Cia de Saneamento de Minas Gerais-COPASA	781
20,000		Cia de Transmissao de Energia Electrica Paulista	312
1,848,862		Cia Energetica de Minas Gerais	9,139
749,987		Cia Energetica de Sao Paulo (Class B)	7,564
21,204		Cia Energetica do Ceara	315
417,371		Cia Paranaense de Energia	5,637
177,000	*	CK Power PCL	94
206,687		Cleco Corp	11,273
2,071,859		CLP Holdings Ltd	17,941
641,023		CMS Energy Corp	22,276
15,622,121		Colbun S.A.	4,159
48,055		Connecticut Water Service, Inc	1,744
908,828		Consolidated Edison, Inc	59,992
729,885		Contact Energy Ltd	3,625
270,466		CPFL Energia S.A.	1,881
578,000	e	CT Environmental Group Ltd	589
6,577,087		Datang International Power Generation Co Ltd	3,551
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,767,926		Dominion Resources, Inc	$135,954
433,837		Drax Group plc	3,107
125,221		DTE Energy Co	10,815
4,766,176	e	DUET Group (ASE Exchange)	9,368
2,806,830		Duke Energy Corp	234,483
407,335	*,e	Dynegy, Inc	12,363
3,922,137		E.ON AG.	67,036
8,648		E1 Corp	542
493,600		Eastern Water Resources Development and Management PCL	162
1,647,554		Edison International	107,882
961,220		EDP - Energias do Brasil S.A.	3,244
139,395		El Paso Electric Co	5,584
165,961		Electric Power Development Co	5,608
553,638		Electricite de France	15,241
70,126		Elia System Operator S.A.	3,266
146,053	e	Empire District Electric Co	4,344
611,108		Empresa Electrica del Norte Grande S.A.	891
5,983,692		Empresa Nacional de Electricidad S.A.	9,144
250,718		Enagas	7,908
1,002,840		Endesa S.A.	20,076
400,469		Enea S.A.	1,723
1,718,238		Enel Green Power S.p.A	3,600
8,775,358		Enel S.p.A.	39,116
21,600	*,e	Eneres Co Ltd	71
1,075,716		Energa S.A.	6,996
5,822,072		Energias de Portugal S.A.	22,576
724,540	*,e	Energy World Corp Ltd	174
30,217,719		Enersis S.A.	9,896
801,695	e	ENN Energy Holdings Ltd	4,535
502,349		Entergy Corp	43,945
301,230		Equatorial Energia S.A.	3,139
315,314		ERM Power Ltd	546
52,091		EVN AG.	630
4,764,771		Exelon Corp	176,678
125,826		Federal Grid Co Unified Energy System JSC (ADR)	99
3,647,100		First Gen Corp	2,073
583,580		First Philippine Holdings Corp	1,168
997,028		FirstEnergy Corp	38,874
482,608	e	Fortis, Inc	16,184
1,013,626		Fortum Oyj	22,007
618,976		GAIL India Ltd	4,344
851,200		Gas Malaysia BHD	781
542,727		Gas Natural SDG S.A.	13,634
2,985,078		Gaz de France	69,609
535,864	e	Genesis Energy Ltd	907
674,943		Glow Energy PCL (Foreign)	1,815
169,752		Great Plains Energy, Inc	4,823
9,716,143		Guangdong Investments Ltd	12,655
70,538	*	Gujarat Gas Co Ltd	847
188,026		Gujarat State Petronet Ltd	338
16,309		Hanjin Heavy Industries & Construction Holdings Co Ltd	121
94,993	e	Hawaiian Electric Industries, Inc	3,180
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,328,604		Hera S.p.A.	$3,129
195,100	*,e	Hokkaido Electric Power Co, Inc	1,562
370,090		Hokuriku Electric Power Co	4,726
6,111,903		Hong Kong & China Gas Ltd	13,925
3,692,319		Hong Kong Electric Holdings Ltd	35,697
857,130	*	Huadian Energy Co Ltd	376
19,144,000	e	Huadian Fuxin Energy Corp Ltd	8,966
6,708,000		Huadian Power International Co	5,819
15,609,066		Huaneng Power International, Inc	21,092
11,030,000	e	Huaneng Renewables Corp Ltd	3,538
556,000	e	Hyflux Ltd	353
7,441,396		Iberdrola S.A.	50,161
170,845		Idacorp, Inc	11,308
71,572	*	Indiabulls Infrastructure and Power Ltd	3
74,224		Indraprastha Gas Ltd	532
244,352		Infinis Energy plc	838
1,950,323		Infratil Ltd	4,564
223,073	e	Innergex Renewable Energy, Inc	2,181
91,225		Integrys Energy Group, Inc	7,102
610,839		Interconexion Electrica S.A.	2,218
979,445		Inversiones Aguas Metropolitanas S.A.	1,517
554,950		Iride S.p.A.	607
811,435		Isagen S.A. ESP	1,012
146,276		ITC Holdings Corp	5,914
857,357	*	Jaiprakash Power Ventures Ltd	164
382,470	e	Just Energy Income Fund	2,002
15,200		K&O Energy Group, Inc	187
732,000	*,e,g	Kangda International Environmental Co Ltd	321
805,304	*	Kansai Electric Power Co, Inc	7,661
4,336		Korea District Heating Corp	221
424,271		Korea Electric Power Corp	16,348
25,750	*	Korea Gas Corp	1,158
3,902		KyungDong City Gas Co Ltd	394
397,305	*	Kyushu Electric Power Co, Inc	3,979
204,429		Laclede Group, Inc	10,876
403,100		Light S.A.	2,581
2,428,200		Manila Water Co, Inc	1,580
417,612		MDU Resources Group, Inc	9,814
1,534,927		Meridian Energy Ltd	2,097
136,369		MGE Energy, Inc	6,220
61,363		Middlesex Water Co	1,415
1,363,181		Mighty River Power Ltd	3,161
22,806	*	Montauk Energy Holdings Ltd	6
171,934		National Fuel Gas Co	11,955
6,004,557		National Grid plc	85,200
183,881		New Jersey Resources Corp	11,254
7,293		NEXT FUNDS JPX-Nikkei Index 400 Exchange Traded Fund	780
2,405,470		NextEra Energy, Inc	255,677
442,286		NiSource, Inc	18,762
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
606,786		Northeast Utilities	$32,475
106,491	e	Northland Power Income Fund	1,401
92,242	e	Northwest Natural Gas Co	4,603
146,709		NorthWestern Corp	8,301
2,247,195		NRG Energy, Inc	60,562
646,510	e	NRG Yield, Inc	30,476
2,862,757		NTPC Ltd	6,509
662,128		OGE Energy Corp	23,492
128,800		Okinawa Electric Power Co, Inc	4,076
195,273		ONE Gas, Inc	8,049
76,745	e	Ormat Technologies, Inc	2,086
3,616,440		Osaka Gas Co Ltd	13,507
127,483		Otter Tail Corp	3,947
110,977		Pattern Energy Group, Inc	2,737
764,488		Pennon Group plc	10,922
489,299		Pepco Holdings, Inc	13,177
800,100		Petronas Gas BHD	5,071
1,746,914		PG&E Corp	93,006
273,385		Piedmont Natural Gas Co, Inc	10,774
370,180		Pinnacle West Capital Corp	25,287
273,587		PNM Resources, Inc	8,106
19,099,608		PNOC Energy Development Corp	3,473
1,490,520		Polska Grupa Energetyczna S.A.	7,881
270,312	e	Portland General Electric Co	10,226
1,177,316		Power Grid Corp of India Ltd	2,566
2,736,372		PPL Corp	99,412
23,249,887		PT Perusahaan Gas Negara Persero Tbk	11,251
589,575	*	PTC India Ltd	877
127,260	*	Public Power Corp	831
1,368,963		Public Service Enterprise Group, Inc	56,689
184,400	*	Puncak Niaga Holding BHD	156
31,809	*	Qatar Electricity & Water Co	1,612
130,477		Questar Corp	3,298
298,485	e	Red Electrica de Espana	26,312
526,262		Redes Energeticas Nacionais S.A.	1,527
376,693	*	Reliance Energy Ltd	3,038
98,657	*	Reliance Power Ltd	96
54,294	*,m	Rosetti JSC (GDR)	72
37,433	e	Rubis	2,136
1,183,271		RusHydro (ADR)	1,103
662,620		RWE AG.	20,452
9,093		Samchully Co Ltd	1,148
176,193		SCANA Corp	10,642
968,413		Scottish & Southern Energy plc	24,469
37,943		Sechilienne-Sidec	754
1,539,389		Sempra Energy	171,426
326,778		Severn Trent plc	10,192
154,478	*	Shikoku Electric Power Co, Inc	1,874
119,000		Shizuoka Gas Co Ltd	743
59,024		SJW Corp	1,896
5,755,944		Snam Rete Gas S.p.A.	28,487
703,000	*,e	Sound Global Ltd	809
134,027		South Jersey Industries, Inc	7,898
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
893,447		Southern Co	$43,877
160,648		Southwest Gas Corp	9,930
8,523	e	Spark Energy, Inc	120
1,492,973		Spark Infrastructure Group	2,586
426,900		SPCG PCL	349
1,167,080		Suez Environnement S.A.	20,334
310,727	e	Superior Plus Corp	3,207
429,450		Taiwan Cogeneration Corp	332
1,354,920		Tata Power Co Ltd	1,757
2,143,412		Tauron Polska Energia S.A.	3,031
172,825		TECO Energy, Inc	3,541
164,474	e	Telecom Plus plc	3,235
5,266,218		Tenaga Nasional BHD	20,741
96,833		Terna Energy S.A.	221
1,384,002		Terna Rete Elettrica Nazionale S.p.A.	6,286
61,749	e	TerraForm Power, Inc	1,907
1,592,000		Thai Tap Water Supply PCL	560
750,000	*	Tianjin Jinran Public Utilities Co Ltd	125
406,223	e	Toho Gas Co Ltd	1,987
1,232,932		Tohoku Electric Power Co, Inc	14,347
1,459,909	*	Tokyo Electric Power Co, Inc	5,938
3,280,528		Tokyo Gas Co Ltd	17,701
128,108		Torrent Power Ltd	321
1,119,000	e	Towngas China Co Ltd	1,131
168,419		Tractebel Energia S.A.	2,162
429,887	e	TransAlta Corp	3,893
70,300	e	TransAlta Renewables, Inc	695
96,821		Transmissora Alianca de Energia Eletrica S.A.	686
853,211		UGI Corp	32,405
200,536		UIL Holdings Corp	8,731
741,564		United Utilities Group plc	10,533
47,014		Unitil Corp	1,724
21,426		VA Tech Wabag Ltd	497
52,100		Valener, Inc	718
25,000	e	Vanguard FTSE Developed Markets ETF	947
223,050		Vectren Corp	10,312
829,826		Veolia Environnement	14,699
51,504	*,e	Vivint Solar, Inc	475
163,194		Westar Energy, Inc	6,730
177,911		WGL Holdings, Inc	9,718
244,480	e	Wisconsin Energy Corp	12,894
1,755,368		Xcel Energy, Inc	63,053
4,438		YESCO Co Ltd	146
41,593		York Water Co	965
8,586,486		YTL Corp BHD	3,905
2,975,044		YTL Power International BHD	1,256
41,115		Zespol Elektrowni Patnow Adamow Konin S.A.	305
189,987	*	Zorlu Enerji Elektrik Uretim AS	193
		TOTAL UTILITIES	3,789,893
		TOTAL COMMON STOCKS	123,741,422
		(Cost $109,264,286)

185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,823,221	*	ITAUSA Investimentos Itau PR	$20,570
		TOTAL BANKS	20,570
CAPITAL GOODS - 0.0%
27,427		Villeroy & Boch AG	401
		TOTAL CAPITAL GOODS	401
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,570
		TOTAL DIVERSIFIED FINANCIALS	1,570
MEDIA - 0.0%
218,862	*	Zee Entertainment Enterprises Ltd	3
		TOTAL MEDIA	3
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	19
		TOTAL REAL ESTATE	19
		TOTAL PREFERRED STOCKS	22,563
		(Cost $27,981)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
2,768,448		Banco Bilbao Vizcaya Argentaria S.A.	265
28,510	m	DGB Financial Group, Inc	30
768,578		Piraeus Bank S.A.	176
		TOTAL BANKS	471

CAPITAL GOODS - 0.0%
98,300		CB Industrial Product Holding BHD	13
		TOTAL CAPITAL GOODS	13

CONSUMER SERVICES - 0.0%
181,157	m	GTECH S.p.A	0	^
174,019		Minor International PCL	26
		TOTAL CONSUMER SERVICES	26

ENERGY - 0.0%
292,428	m	APA Group	0	^
64,082	m	Magnum Hunter Resources Corp	0	^
980,486	e	Repsol S.A.	542
		TOTAL ENERGY	542

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
197,908		Community Health Systems, Inc	5
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5

MATERIALS - 0.0%
145,173		RPC Group plc	397
		TOTAL MATERIALS	397
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

					VALUE
SHARES		COMPANY			(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,636	e	BioTime, Inc			$8
13,858	e	Cubist Pharmaceuticals, Inc			1
544,609		Faes Farma S.A.			41
228,016	e,m	Trius Therapeutics, Inc			30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			80

REAL ESTATE - 0.0%
14,104		Africa Israel Investments Ltd			0	^
4,761,352	m	BGP Holdings plc			0	^
87,111		Cheuk Nang Holdings Ltd			31
4,506,244		Sansiri PCL			42
555		Tejon Ranch Co			1
		TOTAL REAL ESTATE			74

RETAILING - 0.0%
93,750	m	Future Retail Ltd			2
		TOTAL RETAILING			2

TELECOMMUNICATION SERVICES - 0.0%
196,024	m	Leap Wireless International, Inc			494
		TOTAL TELECOMMUNICATION SERVICES			494

TRANSPORTATION - 0.0%
4,376,761		Cia Sud Americana de Vapores S.A.			14
		TOTAL TRANSPORTATION			14

UTILITIES - 0.0%
23,656	e	Liberty Broadband Corp			225
		TOTAL UTILITIES			225

		TOTAL RIGHTS / WARRANTS			2,343
		(Cost $2,077)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 4.2%
GOVERNMENT AGENCY DEBT - 0.0%
$34,600,000		Federal Home Loan Bank (FHLB)	0.075%	01/28/15	34,598
30,000,000	d	Federal National Mortgage Association (FNMA)	0.080	05/01/15	29,991
		TOTAL GOVERNMENT AGENCY DEBT			64,589

TREASURY DEBT - 0.4%
8,000,000	d	United States Treasury Bill	0.040	03/12/15	8,000
3,400,000		United States Treasury Bill	0.030	03/19/15	3,400
36,900,000	d	United States Treasury Bill	0.062	05/07/15	36,894
11,000,000	d	United States Treasury Bill	0.061	05/21/15	10,998
1,800,000	d	United States Treasury Bill	0.095	05/28/15	1,799
12,000,000		United States Treasury Bill	0.088	06/11/15	11,996
80,000,000		United States Treasury Bill	0.060-0.130	06/25/15	79,966
100,000,000		United States Treasury Bill	0.095	08/20/15	99,901
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$37,300,000	d	United States Treasury Bill	0.086-0.090%	09/17/15	$37,255
100,000,000		United States Treasury Bill	0.100	10/15/15	99,859
150,000,000	d	United States Treasury Bill	0.118-0.140	11/12/15	149,771
		TOTAL TREASURY DEBT			539,839

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%
CERTIFICATE OF DEPOSIT - 0.6%
250,000,000		Bank of Montreal	0.050	01/02/15	250,000
250,000,000		CIBC Bank and Trust Company	0.040	01/02/15	250,000
250,000,000		National Australia Bank Ltd	0.050	01/02/15	250,000
		TOTAL CERTIFICATE OF DEPOSIT			750,000

REPURCHASE AGREEMENT - 3.0%
625,000,000	n	Barclays	0.060	01/02/15	625,000
200,000,000	o	Barclays	0.100	01/02/15	200,000
195,000,000	p	BNP	0.050	01/02/15	195,000
18,000,000	q	BNP	0.050	01/02/15	18,000
250,000,000	r	Calyon	0.060	01/02/15	250,000
85,000,000	s	Calyon	0.060	01/02/15	85,000
193,000,000	t	Calyon	0.050	01/02/15	193,000
68,000,000	u	Citigroup	0.060	01/02/15	68,000
200,000,000	v	Citigroup	0.070	01/02/15	200,000
100,000,000	w	Goldman Sachs	0.080	01/02/15	100,000
450,000,000	x	Goldman Sachs	0.070	01/08/15	450,000
300,000,000	y	HSBC	0.060	01/02/15	300,000
400,000,000	z	HSBC	0.060	01/07/15	400,000
536,778,000	aa	Merrill Lynch	0.030	01/02/15	536,778
31,000,000	ab	Morgan Stanley	0.080	01/02/15	31,000
42,000,000	ac	Societe Generale	0.070	01/02/15	42,000
		TOTAL REPURCHASE AGREEMENT			3,693,778

VARIABLE RATE SECURITIES - 0.2%
7,570,912	i	Granite Master Issuer plc 2006	0.031	12/20/50	7,505
5,986,303	i	Granite Master Issuer plc 2007	0.020	12/20/50	5,937
6,633,250	i	Puma Finance Ltd	0.027	02/21/38	6,585
170,000,000	i	SLM Student Loan Trust 2007	0.274	01/25/19	168,673
8,380,046	i	SLM Student Loan Trust 2008	0.584	10/25/16	8,380
		TOTAL VARIABLE RATE SECURITIES			197,080

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			4,640,858

		TOTAL SHORT-TERM INVESTMENTS			5,245,286
		(Cost $5,246,399)
		TOTAL INVESTMENTS - 103.6%			129,016,650
		(Cost $114,546,956)
		OTHER ASSETS & LIABILITIES, NET - (3.6)%			(4,542,483)
		NET ASSETS - 100.0%			$124,474,167
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,928,335,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/14 the aggregate value of these securities, including those in “Other,” is $77,383,000, or 0.1% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.06% dated 12/31/14 to be repurchased at $625,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $636,815,000.
o	Agreement with Barclays, 0.10% dated 12/31/14 to be repurchased at $200,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $204,000,000.
p	Agreement with BNP, 0.05% dated 12/31/14 to be repurchased at $195,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $198,900,000.
q	Agreement with BNP, 0.05% dated 12/31/14 to be repurchased at $18,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $18,361,000.
r	Agreement with Calyon, 0.06% dated 12/31/14 to be repurchased at $250,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $255,000,000.
s	Agreement with Calyon, 0.06% dated 12/31/14 to be repurchased at $85,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $86,700,000.
t	Agreement with Calyon, 0.05% dated 12/31/14 to be repurchased at $193,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $196,860,000.
u	Agreement with Citigroup, 0.06% dated 12/31/14 to be repurchased at $68,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $69,360,000.
v	Agreement with Citigroup, 0.07% dated 12/31/14 to be repurchased at $200,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $204,000,000.
w	Agreement with Goldman Sachs, 0.08% dated 12/31/14 to be repurchased at $100,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $102,001,000.
x	Agreement with Goldman Sachs, 0.07% dated 12/31/14 to be repurchased at $450,000,000 on 1/08/15, collateralized by U.S. Government Agency Securities valued at $459,000,000.
y	Agreement with HSBC, 0.06% dated 12/31/14 to be repurchased at $300,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $306,002,000.
z	Agreement with HSBC, 0.06% dated 12/31/14 to be repurchased at $400,000,000 on 1/07/15, collateralized by U.S. Government Agency Securities valued at $408,002,000.
aa	Agreement with Merrill Lynch, 0.03% dated 12/31/14 to be repurchased at $536,778,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $547,514,000.
ab	Agreement with Morgan Stanley, 0.08% dated 12/31/14 to be repurchased at $31,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $31,620,000.
ac	Agreement with Societe Generale, 0.07% dated 12/31/14 to be repurchased at $42,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $42,840,000.

Cost amounts are in thousands.
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY

December 31, 2014

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$90,838,036	70.4%
TOTAL DOMESTIC	90,838,036	70.4

FOREIGN

ARGENTINA	1,746	0.0
AUSTRALIA	1,691,775	1.3
AUSTRIA	108,590	0.1
BAHAMAS	167	0.0
BELGIUM	274,529	0.2
BERMUDA	9,563	0.0
BRAZIL	676,275	0.5
CANADA	2,939,760	2.3
CAYMAN ISLANDS	997	0.0
CHILE	114,871	0.1
CHINA	1,884,703	1.5
COLOMBIA	54,330	0.1
CYPRUS	80	0.0
CZECH REPUBLIC	20,240	0.0
DENMARK	396,002	0.3
EGYPT	32,688	0.0
FAROE ISLANDS	2,825	0.0
FINLAND	267,475	0.2
FRANCE	2,737,626	2.1
GEORGIA	3,010	0.0
GERMANY	2,071,136	1.6
GIBRALTAR	8,551	0.0
GREECE	130,661	0.1
GUERNSEY, C.I.	469	0.0
HONG KONG	958,775	0.8
HUNGARY	11,625	0.0
INDIA	712,684	0.6
INDONESIA	233,805	0.2
IRELAND	376,556	0.3
ISLE OF MAN	2,565	0.0
ISRAEL	197,878	0.2
ITALY	637,258	0.5
JAPAN	5,636,779	4.4
JERSEY, C.I.	11,180	0.0
KOREA, REPUBLIC OF	1,258,137	1.0
LUXEMBOURG	48,472	0.0
MACAU	9,589	0.0
MALAYSIA	262,926	0.2
MALTA	4,980	0.0
MEXICO	409,673	0.3
MONACO	8,397	0.0
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
NETHERLANDS	$1,244,042	1.0%
NEW ZEALAND	106,071	0.1
NORWAY	173,459	0.1
PANAMA	19,213	0.0
PERU	19,522	0.0
PHILIPPINES	143,518	0.1
POLAND	125,473	0.1
PORTUGAL	52,975	0.0
PUERTO RICO	14,140	0.0
QATAR	52,155	0.0
RUSSIA	174,572	0.1
SINGAPORE	551,814	0.4
SOUTH AFRICA	642,516	0.5
SPAIN	568,917	0.4
SRI LANKA	2,061	0.0
SWEDEN	805,778	0.6
SWITZERLAND	2,334,284	1.8
TAIWAN	1,126,778	0.9
THAILAND	238,452	0.2
TURKEY	160,898	0.1
UKRAINE	516	0.0
UNITED ARAB EMIRATES	65,174	0.1
UNITED KINGDOM	5,344,690	4.2
VIETNAM	932	0.0
VIRGIN ISLANDS, U.S.	1,316	0.0
TOTAL FOREIGN	38,178,614	29.6

TOTAL PORTFOLIO	$129,016,650	100.0%
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2014

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.9%

AUSTRALIA - 1.7%
148,440		AGL Energy Ltd	$1,619
36,473	e	ALS Ltd	158
816,630	*	Alumina Ltd	1,180
441,986		Amcor Ltd	4,863
890,708		AMP Ltd	3,967
99,524		APA Group	602
210,946		Asciano Group	1,033
166,113		AusNet Services	179
1,101,590		Australia & New Zealand Banking Group Ltd	28,663
49,049		Australian Stock Exchange Ltd	1,463
34,284	*	Bank of Queensland Ltd	338
41,715		Bendigo Bank Ltd	434
1,757,012		BHP Billiton Ltd	41,540
894,074		BHP Billiton plc	19,161
126,480	*	BlueScope Steel Ltd	572
74,217		Boral Ltd	318
364,075		Brambles Ltd	3,136
212,687		Caltex Australia Ltd	5,901
158,751		Coca-Cola Amatil Ltd	1,199
5,433	e	Cochlear Ltd	343
361,166		Commonwealth Bank of Australia	25,093
129,388		Computershare Ltd	1,238
396,649		Crown Ltd	4,079
126,598		CSL Ltd	8,893
84,026		Dexus Property Group	476
71,877		DuluxGroup Ltd	338
6,300,943		Echo Entertainment Group Ltd	19,341
130,800		Federation Centres	304
5,087	e	Flight Centre Ltd	135
142,870	e	Fortescue Metals Group Ltd	314
159,038		GPT Group (ASE)	563
48,807	e	Harvey Norman Holdings Ltd	133
103,517	*	Healthscope Ltd	229
39,835		Iluka Resources Ltd	191
253,329		Incitec Pivot Ltd	655
567,400		Insurance Australia Group Ltd	2,881
2,993,669		John Fairfax Holdings Ltd	2,124
42,787		Leighton Holdings Ltd	779
170,539		Lend Lease Corp Ltd	2,271
162,710	e	Macquarie Goodman Group	752
103,376		Macquarie Group Ltd	4,875
227,700	*	Medibank Pvt Ltd	448
83,362	e	Metcash Ltd	126
1,021,533		Mirvac Group	1,478
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
975,814		National Australia Bank Ltd	$26,611
456,931	*	Newcrest Mining Ltd	4,020
200,432	e	Novion Property Group	344
321,889		OneSteel Ltd	56
102,020		Orica Ltd	1,563
329,898		Origin Energy Ltd	3,121
328,034		Orora Ltd	518
72,671		Oxiana Ltd	204
57,603	*	Qantas Airways Ltd	112
424,422		QBE Insurance Group Ltd	3,854
196,121		QR National Ltd	734
12,372		Ramsay Health Care Ltd	574
4,985		REA Group Ltd	183
43,305		Recall Holdings Ltd	253
256,234		Santos Ltd	1,712
3,535,808	*	Scentre Group	10,018
30,748		Seek Ltd	429
39,943		Shopping Centres Australasia Property Group	60
35,207		Sonic Healthcare Ltd	530
730,609	e	Stockland Trust Group	2,442
405,475		Suncorp-Metway Ltd	4,632
174,139		Sydney Airport	667
71,201		Tabcorp Holdings Ltd	240
135,271		Tattersall’s Ltd	380
1,405,770		Telstra Corp Ltd	6,825
226,876		Toll Holdings Ltd	1,081
26,263		TPG Telecom Ltd	144
366,360		Transurban Group	2,553
60,649		Treasury Wine Estates Ltd	234
330,386		Wesfarmers Ltd	11,186
1,917,705		Westfield Corp	14,057
631,193	*	Westpac Banking Corp	16,976
197,720		Woodside Petroleum Ltd	6,115
317,779		Woolworths Ltd	7,897
33,831		WorleyParsons Ltd	277
		TOTAL AUSTRALIA	324,987

AUSTRIA - 0.1%
98,478		Andritz AG.	5,414
14,312	e	Erste Bank der Oesterreichischen Sparkassen AG.	333
65,989	*,m	Immoeast AG.	0	^
44,143	*	Immofinanz Immobilien Anlagen AG.	111
170,000		Oesterreichische Post AG.	8,307
8,409		OMV AG.	223
5,647		Raiffeisen International Bank Holding AG.	86
5,510		Voestalpine AG.	218
2,037		Wiener Staedtische Allgemeine Versicherung AG.	91
		TOTAL AUSTRIA	14,783

BELGIUM - 0.4%
11,573		Ageas	412
148,254		Anheuser-Busch InBev NV (ADR)	16,652
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	$0	^
649,443	*	Arseus NV	27,139
7,451		Belgacom S.A.	270
3,510		Colruyt S.A.	163
5,208		Delhaize Group	379
4,425		Groupe Bruxelles Lambert S.A.	378
477	*,m	Groupe Bruxelles Lambert S.A. (Strip VVPR)	0	^
81,392		InBev NV	9,160
12,781	*	KBC Groep NV	713
3,251		Solvay S.A.	440
2,461	*	Telenet Group Holding NV	138
236,947		UCB S.A.	18,017
5,361		Umicore	216
		TOTAL BELGIUM	74,077

BRAZIL - 0.1%
734,600		Banco Itau Holding Financeira S.A.	9,562
244,700		Cia Brasileira de Distribuicao Grupo Pao de Acucar	9,079
		TOTAL BRAZIL	18,641

CANADA - 3.7%
22,278		Agnico-Eagle Mines Ltd	555
30,406	e	Agrium, Inc	2,879
864,344		Alimentation Couche Tard, Inc	36,224
13,823	e	AltaGas Income Trust	516
131,803	e	ARC Resources Ltd	2,854
8,176		Atco Ltd	335
65,000	*	Bank of Montreal	4,597
213,691		Bank of Montreal	15,115
390,204		Bank of Nova Scotia	22,271
476,186		Barrick Gold Corp (Canada)	5,132
135,436	e	Baytex Energy Trust	2,252
213,518	e	BCE, Inc	9,792
271,833	*,e	Blackberry Ltd (New)	2,981
155,970	e	Bombardier, Inc	557
142,285		Brookfield Asset Management, Inc	7,130
135,668		CAE, Inc	1,761
42,850	e	Cameco Corp (Toronto)	703
134,279	e	Canadian Imperial Bank of Commerce/Canada	11,539
604,891	e	Canadian National Railway Co	41,662
370,767		Canadian Natural Resources Ltd (Canada)	11,463
290,268		Canadian Oil Sands Trust	2,603
119,501	e	Canadian Pacific Railway Ltd (Toronto)	23,015
82,325		Canadian Tire Corp Ltd	8,697
16,634		Canadian Utilities Ltd	586
200,000	*	Canfor Corp	5,102
390,000	*	Celestica, Inc	4,582
293,482	e	Cenovus Energy, Inc (Toronto)	6,055
102,576	*	CGI Group, Inc	3,910
34,097	e	CI Financial Corp	948
1,933	e	Constellation Software, Inc	575
69,359	e	Crescent Point Energy Corp	1,607

194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
608,827		Dollarama, Inc	$31,128
391,615		Eldorado Gold Corp	2,387
275,000	*	Element Financial Corp	3,347
8,444		Empire Co Ltd	637
230,516		Enbridge, Inc	11,853
319,065		EnCana Corp	4,441
21,971	e	Enerplus Resources Fund	212
3,851		Fairfax Financial Holdings Ltd	2,018
104,971		Finning International, Inc	2,280
41,859	e	First Capital Realty, Inc	672
193,982		First Quantum Minerals Ltd	2,757
107,902		Fortis, Inc	3,618
70,861		Franco-Nevada Corp	3,489
5,582		George Weston Ltd	482
122,384		Gildan Activewear, Inc	6,921
183,794		Goldcorp, Inc	3,403
128,579		Great-West Lifeco, Inc	3,718
81,041		H&R Real Estate Investment Trust	1,516
168,970	e	Husky Energy, Inc	4,000
53,651	e	IGM Financial, Inc	2,139
119,326		Imperial Oil Ltd	5,141
12,294		Industrial Alliance Insurance and Financial Services, Inc	470
21,785		ING Canada, Inc	1,572
52,415	e	Inter Pipeline Ltd	1,621
62,795	e	Keyera Corp	4,382
573,815	*	Kinross Gold Corp	1,610
130,000		Linamar Corp	7,939
45,169		Loblaw Cos Ltd	2,417
75,845		Magna International, Inc (Class A)	8,218
80,000		Magna International, Inc (Class A) (NY)	8,695
497,474		Manulife Financial Corp	9,497
16,498	*	MEG Energy Corp	278
54,527		Methanex Corp	2,505
122,277		Metro, Inc	9,820
129,381	*,e	National Bank of Canada	5,506
249,989	*	New Gold, Inc	1,072
17,245		Onex Corp	1,001
135,526		Open Text Corp	7,887
6,237	*	Paramount Resources Ltd (Class A)	151
61,889	e	Pembina Pipeline Income Fund	2,255
329,938	e	Penn West Energy Trust	690
552,788	e	Peyto Exploration & Development Corp	15,925
287,699		Potash Corp of Saskatchewan	10,170
66,365	e	Power Corp Of Canada	1,814
116,227	e	Power Financial Corp	3,620
14,006	e	PrairieSky Royalty Ltd	369
8,443	*	Restaurant Brands International LP	317
835,989	*	Restaurant Brands International, Inc	32,637
28,239	*	Restaurant Brands International, Inc (Toronto)	1,106
95,132		RioCan Real Estate Investment Trust	2,164
77,370	e	Rogers Communications, Inc (Class B)	3,008
902,091		Royal Bank of Canada (Toronto)	62,303
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
92,632		Saputo, Inc	$2,784
112,888	e	Shaw Communications, Inc (B Shares)	3,046
106,527		Silver Wheaton Corp	2,167
16,632		SNC-Lavalin Group, Inc	634
151,056	e	Sun Life Financial, Inc	5,450
842,952		Suncor Energy, Inc	26,773
112,050		Talisman Energy, Inc (Toronto)	878
80,802		Teck Cominco Ltd	1,104
96,913		TELUS Corp	3,494
1,418,941	*	Toronto-Dominion Bank	67,796
195,992	*	Tourmaline Oil Corp	6,529
160,098	e	TransAlta Corp	1,450
401,402	e	TransCanada Corp	19,728
503,865		TransForce, Inc	12,833
306,899	*	Turquoise Hill Resources Ltd	948
63,486	e	Vermilion Energy, Inc	3,115
180,000		Westjet Airlines Ltd	5,218
93,223	e	Yamana Gold, Inc	376
		TOTAL CANADA	709,499

CHINA - 1.0%
794,000		Agricultural Bank of China	399
324,238	*	Alibaba Group Holding Ltd (ADR)	33,701
2,708,700		Bank of Communications Co Ltd	2,518
2,300,000	*,e	CAR, Inc	3,071
7,916,942	*,g	CGN Power Co Ltd	3,441
9,579,000	e	China Animal Healthcare Ltd	6,630
1,122,000		China Aoyuan Property Group Ltd	177
2,000,000		China Communications Construction Co Ltd	2,395
7,346,800		China Everbright International Ltd	10,847
497,000		China Merchants Bank Co Ltd	1,241
1,300,255	*	China New Town Development Co Ltd	52
724,000		China Overseas Land & Investment Ltd	2,142
900		China South Locomotive and Rolling Stock Corp	1
2,462,100	*,e	China Vanke Co Ltd	5,462
7,000,000	e	Chongqing Rural Commercial Bank	4,343
203,000		CNOOC Ltd	275
13,000,000		Datang International Power Generation Co Ltd	7,019
1,450,000		Great Wall Motor Co Ltd	8,202
12,000,000		Huadian Fuxin Energy Corp Ltd	5,620
7,000,000		Huadian Power International Co	6,073
4,000,000		Huaneng Power International, Inc	5,405
16,910,000	e	Huaneng Renewables Corp Ltd	5,424
9,338,000		Industrial & Commercial Bank of China	6,819
9,101,500	*	Intime Retail Group Co Ltd	6,581
84,259	*,e	JD.com, Inc (ADR)	1,950
1,000,000		New China Life insurance Co Ltd	5,018
16,500,000		Sihuan Pharmaceutical Holdings	10,975
2,397,612		Sino-Ocean Land Holdings Ltd	1,352
9,000,000		Sinotrans Ltd	5,946
2,775,000		Tencent Holdings Ltd	40,151
170,749	e	Yangzijiang Shipbuilding	155

196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,057,000	e	Yanlord Land Group Ltd	$2,385
		TOTAL CHINA	195,770

COLOMBIA - 0.0%
296,216	e	Pacific Rubiales Energy Corp (Toronto)	1,833
		TOTAL COLOMBIA	1,833

DENMARK - 0.6%
2,508		AP Moller - Maersk AS (Class A)	4,799
363		AP Moller - Maersk AS (Class B)	722
5,588		Carlsberg AS (Class B)	429
203,300		Christian Hansen Holding	9,007
5,723		Coloplast AS	479
486,275		Danske Bank AS	13,147
9,092		DSV AS	277
300,000		GN Store Nord	6,554
160,000		H Lundbeck AS	3,176
4,056	*	ISS A.S.	116
1,013,622		Novo Nordisk AS	42,876
12,505		Novozymes AS	526
105,795		Pandora AS	8,576
741,102		TDC AS	5,652
300,000	*	Topdanmark AS	9,737
1,085		TrygVesta AS	121
11,451	*	Vestas Wind Systems AS	416
995	*	William Demant Holding	76
		TOTAL DENMARK	106,686

FINLAND - 0.4%
7,420		Elisa Oyj (Series A)	202
22,376		Fortum Oyj	486
16,043	e	Kone Oyj (Class B)	730
5,575		Metso Oyj	167
6,499		Neste Oil Oyj	158
5,442,969		Nokia Oyj	43,047
5,889	e	Nokian Renkaat Oyj	144
5,097		Orion Oyj (Class B)	158
594,851		Sampo Oyj (A Shares)	27,848
26,603		Stora Enso Oyj (R Shares)	238
27,622		UPM-Kymmene Oyj	453
7,783		Wartsila Oyj (B Shares)	348
		TOTAL FINLAND	73,979

FRANCE - 3.7%
357,240		Accor S.A.	16,058
1,684		Aeroports de Paris	204
17,771		Air Liquide	2,199
1,195,817	*	Alcatel S.A.	4,278
4,147,025	*	Alcatel-Lucent (ADR)	14,722
11,182	*	Alstom RGPT	361
3,487		Arkema	231
277,196		Atos Origin S.A.	22,025
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
92,993		AXA S.A.	$2,143
1,437,041		BNP Paribas	84,834
30,000	e	Bollore	137
163,614		Bouygues S.A.	5,908
11,016		Bureau Veritas S.A.	244
7,559		Cap Gemini S.A.	541
32,037		Carrefour S.A.	975
3,033		Casino Guichard Perrachon S.A.	279
1	*	CGG (ADR)	0	^
2,842		Christian Dior S.A.	486
8,932		CNP Assurances	158
797,158		Compagnie de Saint-Gobain	33,768
3,174,692		Credit Agricole S.A.	40,981
6,535		Dassault Systemes S.A.	398
1,169,776		Edenred	32,351
415,988		Electricite de France	11,451
10,629		Essilor International S.A.	1,185
1,758		Eurazeo	123
361,051		European Aeronautic Defence and Space Co	17,850
7,419		Eutelsat Communications	240
586,229		Faurecia	21,760
1,738		Fonciere Des Regions	161
96,318		France Telecom S.A.	1,638
678,301	*,e	GameLoft	2,741
274,108		Gaz de France	6,392
1,290		Gecina S.A.	161
29,748		Groupe Danone	1,945
24,834		Groupe Eurotunnel S.A.	321
1,156	e	Hermes International	412
2,037		Icade	163
1,260		Iliad S.A.	303
1,637		Imerys S.A.	120
731,924		JC Decaux S.A.	25,201
5,312		Klepierre	228
317,847		Lafarge S.A.	22,313
6,401		Lagardere S.C.A.	167
13,744		Legrand S.A.	721
262,493		L’Oreal S.A.	43,934
14,367		LVMH Moet Hennessy Louis Vuitton S.A.	2,276
9,636		Michelin (C.G.D.E.) (Class B)	870
45,665		Natixis	301
4,790	*	Numericable SAS	237
11,035		Pernod-Ricard S.A.	1,226
19,982	*	Peugeot S.A.	245
3,918		PPR	753
9,549		Publicis Groupe S.A.	685
1,143	e	Remy Cointreau S.A.	76
287,401		Renault S.A.	20,933
1,230,282		Rexel S.A.	22,042
13,950		Safran S.A.	861
384,564		Sanofi-Aventis	35,061
27,242		Schneider Electric S.A.	1,984

198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
148,649		SCOR	$4,504
1,352		Societe BIC S.A.	180
521,971		Societe Generale	21,845
4,917		Sodexho Alliance S.A.	481
275,556		Suez Environnement S.A.	4,801
5,157		Technip S.A.	307
314,852		Teleperformance	21,432
65,101		Thales S.A.	3,522
1,879,082		Total S.A.	96,269
5,043		Unibail-Rodamco	1,294
153,640		Valeo S.A.	19,117
4,883		Vallourec	132
21,873		Veolia Environnement	387
24,954		Vinci S.A.	1,362
1,130,422		Vivendi Universal S.A.	28,137
1,708		Wendel	191
9,232		Zodiac S.A.	311
		TOTAL FRANCE	714,633

GERMANY - 2.9%
80,825		Adidas-Salomon AG.	5,613
225,000	*	Aixtron AG.	2,529
460,232		Allianz AG.	76,227
2,096		Axel Springer AG.	126
47,164		BASF AG.	3,956
570,324		Bayer AG.	77,740
100,563		Bayerische Motoren Werke AG.	10,853
2,644		Bayerische Motoren Werke AG. (Preference)	216
737,101		Beiersdorf AG.	59,848
7,706		Brenntag AG.	431
3,109		Celesio AG.	100
49,633	*	Commerzbank AG.	651
153,546		Continental AG.	32,386
971,910		Daimler AG. (Registered)	80,721
12,543		Deutsche Annington Immobilien SE	426
70,894		Deutsche Bank AG.	2,123
10,317		Deutsche Boerse AG.	733
10,670		Deutsche Lufthansa AG.	177
1,504,275		Deutsche Post AG.	48,832
162,046		Deutsche Telekom AG.	2,593
14,658		Deutsche Wohnen AG.	346
65,000		Duerr AG.	5,712
102,892		E.ON AG.	1,759
2,016		Fraport AG. Frankfurt Airport Services Worldwide	116
180,000		Freenet AG.	5,118
11,160		Fresenius Medical Care AG.	833
19,634		Fresenius SE	1,021
3,795		Fuchs Petrolub AG. (Preference)	151
9,208		GEA Group AG.	405
73,301		Hannover Rueckversicherung AG.	6,613
7,359		HeidelbergCement AG.	519
6,114		Henkel KGaA	592
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,244		Henkel KGaA (Preference)	$996
2,256		Hugo Boss AG.	276
58,886		Infineon Technologies AG.	623
8,547		K&S AG.	236
1,134	*	Kabel Deutschland Holding AG.	154
59,515		Lanxess AG.	2,756
9,448		Linde AG.	1,740
1,763		MAN AG.	196
6,841		Merck KGaA	644
7,689	*	Metro AG.	235
101,156	*	Morphosys AG.	9,423
38,887		Muenchener Rueckver AG.	7,744
3,895	*	Osram Licht AG.	153
8,142		Porsche AG.	659
536,939		ProSiebenSat. Media AG.	22,435
187,792		RTL Group	17,907
25,468		RWE AG.	786
47,477		SAP AG.	3,315
263,905		Siemens AG.	29,611
6,279		Symrise AG.	378
30,132		Telefonica Deutschland Holding AG.	160
22,910	*	ThyssenKrupp AG.	584
22,700		TUI AG.	376
10,103	*	TUI AG. (New)	162
6,154		United Internet AG.	277
56,511		Volkswagen AG.	12,252
8,291		Volkswagen AG. (Preference)	1,843
34,000		Wacker Chemie AG.	3,730
300,046		Wirecard AG.	13,083
		TOTAL GERMANY	562,200

GIBRALTAR - 0.0%
1,800,000		Bwin.Party Digital Entertainment	3,280
		TOTAL GIBRALTAR	3,280

GREECE - 0.0%
5,816,266	*	Piraeus Bank S.A.	6,329
		TOTAL GREECE	6,329

HONG KONG - 0.9%
7,091,158		AIA Group Ltd	39,111
21,918		ASM Pacific Technology	209
122,082		Bank of East Asia Ltd	490
2,171,853		BOC Hong Kong Holdings Ltd	7,237
109,431		Cathay Pacific Airways Ltd	239
560,787		Cheung Kong Holdings Ltd	9,391
55,723		Cheung Kong Infrastructure Holdings Ltd	410
4,734,000		China Gas Holdings Ltd	7,414
625,000		Chow Sang Sang Holding	1,641
508,454		CLP Holdings Ltd	4,403
1,370,331		Esprit Holdings Ltd	1,635
219,463		First Pacific Co	217
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
219,803		Galaxy Entertainment Group Ltd	$1,221
1,063,434	*	Global Brands Group Holding Ltd	208
209,000	*	Glorious Property Holdings Ltd	32
1,261,517		Hang Lung Group Ltd	5,720
4,343,803		Hang Lung Properties Ltd	12,118
364,272		Hang Seng Bank Ltd	6,054
402,544		Henderson Land Development Co Ltd	2,798
245,660		HKT Trust and HKT Ltd	320
2,041,151		Hong Kong & China Gas Ltd	4,650
299,776		Hong Kong Electric Holdings Ltd	2,898
190,798		Hong Kong Exchanges and Clearing Ltd	4,212
367,913		Hutchison Whampoa Ltd	4,206
58,760		Hysan Development Co Ltd	261
7,250		Kerry Logistics Network Ltd	11
1,537,948		Kerry Properties Ltd	5,548
1,611,027		Li & Fung Ltd	1,508
12,000	e	Lifestyle International Holdings Ltd	25
218,968		Link REIT	1,371
448,754		MTR Corp	1,836
1,627,075		New World Development Co Ltd	1,868
401,802		Noble Group Ltd	343
143,548		NWS Holdings Ltd	263
379,040		PCCW Ltd	258
228,733		Sands China Ltd	1,114
2,770,286		Shanghai Real Estate Ltd	75
107,992		Shangri-La Asia Ltd	148
292,542		Sino Land Co	470
184,611		SJM Holdings Ltd	292
1,054,642		Sun Hung Kai Properties Ltd	15,978
156,628		Swire Pacific Ltd (Class A)	2,033
177,400		Swire Properties Ltd	522
121,402		Techtronic Industries Co	389
344,500	*,e,g	WH Group Ltd	196
1,892,701		Wharf Holdings Ltd	13,588
87,334		Wheelock & Co Ltd	406
68,912		Yue Yuen Industrial Holdings	248
		TOTAL HONG KONG	165,585

INDIA - 0.5%
550,000		Axis Bank Ltd	4,353
330,000		Bank of Baroda	5,636
99,359		Bharti Infratel Ltd	529
180,000		Cadila Healthcare Ltd	4,562
322,531	*	DEN Networks Ltd	681
1,530,483	*	Dhanalakshmi Bank Ltd	980
3,349,567		DLF Ltd	7,193
110,200		Dr Reddy’s Laboratories Ltd	5,634
630,000		HDFC Bank Ltd	9,462
332,666		Housing Development Finance Corp	5,965
175,000		ICICI Bank Ltd	974
450,000		ICICI Bank Ltd (ADR)	5,198
38,021		ING Vysya Bank Ltd	523
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
283,431		Jyothy Laboratories Ltd	$1,163
454,322		LIC Housing Finance Ltd	3,126
410,000		Lupin Ltd	9,263
6,000		MRF Ltd	3,597
90,834		Prestige Estates Projects Ltd	344
1,113,028	*	Puravankara Projects Ltd	1,487
111,069		Reliance Industries Ltd	1,562
800,000		Sun Pharmaceutical Industries Ltd	10,455
813,513	*	Sunteck Realty Ltd	3,600
1,300,000		Tata Motors Ltd	6,877
18,896,394	*	Unitech Ltd	4,920
600,000		United Phosphorus Ltd	3,282
192,387		Yes Bank Ltd	2,338
		TOTAL INDIA	103,704

INDONESIA - 0.1%
9,328,800		PT Bank Mandiri Persero Tbk	8,113
41,374,500		PT Express Transindo Utama Tbk	3,893
		TOTAL INDONESIA	12,006

IRELAND - 0.9%
1,417,163	*	Bank of Ireland	532
1,265,684		CRH plc	30,434
60,000		DCC plc	3,303
4,032,262	*	Green REIT plc	6,245
6,470,177	*	Hibernia REIT plc	8,495
147,992	*,m	Irish Bank Resolution Corp Ltd	0	^
42,251		James Hardie Industries NV	451
327,445		Kerry Group plc (Class A)	22,622
6,302	*	Ryanair Holdings plc	75
446,869	*	Ryanair Holdings plc (ADR)	31,848
676,781		Shire Ltd	47,984
977,088		Smurfit Kappa Group plc	21,973
60,098		XL Capital Ltd	2,066
		TOTAL IRELAND	176,028

ISRAEL - 0.1%
57,777		Bank Hapoalim Ltd	272
71,855	*	Bank Leumi Le-Israel	245
91,397		Bezeq Israeli Telecommunication Corp Ltd	162
235		Delek Group Ltd	59
24,249		Israel Chemicals Ltd	175
91	*	Israel Corp Ltd	43
5,849	*	Mizrahi Tefahot Bank Ltd	61
2,629		Nice Systems Ltd	133
44,105		Teva Pharmaceutical Industries Ltd	2,528
285,146		Teva Pharmaceutical Industries Ltd (ADR)	16,399
		TOTAL ISRAEL	20,077

ITALY - 0.9%
4,000,000		A2A S.p.A.	4,053
413,333		Ansaldo STS S.p.A.	4,161
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
60,758		Assicurazioni Generali S.p.A.	$1,247
20,647		Autostrade S.p.A.	480
200,000		Azimut Holding S.p.A.	4,345
11,415,685		Banca Intesa S.p.A.	33,116
55,781		Banca Intesa S.p.A. RSP	137
245,702	*	Banca Monte dei Paschi di Siena S.p.A	140
45,006		Banche Popolari Unite Scpa	322
18,166	*	Banco Popolare SC	218
93,739		Enel Green Power S.p.A	196
4,100,512		Enel S.p.A.	18,278
765,609		ENI S.p.A.	13,411
114,366		Exor S.p.A.	4,693
18,902	*	Finmeccanica S.p.A.	176
46,758		Fondiaria-Sai S.p.A	126
287,285		Luxottica Group S.p.A.	15,748
4,046,537	*	Mediaset S.p.A.	16,650
4,673,913		Mediobanca S.p.A.	37,978
600,000		Mediolanum S.p.A.	3,823
17,934		Moncler S.p.A	240
12,692		Pirelli & C S.p.A.	171
9,367		Prysmian S.p.A.	171
11,917	*	Saipem S.p.A.	125
105,817		Snam Rete Gas S.p.A.	524
325,231		Telecom Italia RSP	272
524,354	*,e	Telecom Italia S.p.A.	559
80,592		Terna Rete Elettrica Nazionale S.p.A.	366
228,683		UniCredit S.p.A	1,465
389,209	*	Yoox S.p.A	8,594
		TOTAL ITALY	171,785

JAPAN - 7.2%
1,800		ABC-Mart, Inc	87
28,000	*,e	Acom Co Ltd	85
700		Activia Properties Inc	6,087
2,090		Advance Residence Investment Corp	5,593
10,143		Advantest Corp	126
191,309		Aeon Co Ltd	1,923
7,203	e	Aeon Credit Service Co Ltd	142
7,960		Aeon Mall Co Ltd	141
1,500		AEON REIT Investment Corp	2,128
11,000		Air Water, Inc	174
188,642		Aisin Seiki Co Ltd	6,778
39,529		Ajinomoto Co, Inc	736
11,600		Alfresa Holdings Corp	140
74,435		All Nippon Airways Co Ltd	184
24,144		Amada Co Ltd	207
2,594,848		Aozora Bank Ltd	8,032
187,407		Asahi Breweries Ltd	5,798
70,773		Asahi Glass Co Ltd	345
607,134		Asahi Kasei Corp	5,539
11,100		Asics Corp	267
793,100	*	Astellas Pharma, Inc	11,042
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
104,105		Bank of Kyoto Ltd	$870
354,971		Bank of Yokohama Ltd	1,928
4,353		Benesse Corp	129
512,804		Bridgestone Corp	17,785
16,585		Brother Industries Ltd	301
44,900		Calbee, Inc	1,547
206,797		Canon, Inc	6,573
14,133	e	Casio Computer Co Ltd	216
44,200		Central Japan Railway Co	6,625
238,323		Chiba Bank Ltd	1,562
115,100		Chiyoda Corp	954
184,666	*	Chubu Electric Power Co, Inc	2,170
70,458		Chugai Pharmaceutical Co Ltd	1,730
49,000		Chugoku Bank Ltd	668
80,553		Chugoku Electric Power Co, Inc	1,053
17,242		Citizen Watch Co Ltd	133
3,000		COLOPL, Inc	67
10,255		Credit Saison Co Ltd	191
1,200		Crescendo Investment Corp	980
193,400	*,e	CYBERDYNE, Inc	4,912
39,076		Dai Nippon Printing Co Ltd	352
19,630		Daicel Chemical Industries Ltd	229
13,990		Daihatsu Motor Co Ltd	183
74,600		Dai-ichi Mutual Life Insurance Co	1,132
44,897		Daiichi Sankyo Co Ltd	628
71,946		Daikin Industries Ltd	4,613
9,963		Dainippon Sumitomo Pharma Co Ltd	96
15,011		Daito Trust Construction Co Ltd	1,703
227,856		Daiwa House Industry Co Ltd	4,304
428,300		Daiwa Securities Group, Inc	3,354
276,145		Denso Corp	12,871
14,655		Dentsu, Inc	616
3,900		Don Quijote Co Ltd	268
158,852		East Japan Railway Co	11,973
17,617		Eisai Co Ltd	681
34,993		Electric Power Development Co	1,182
3,844		FamilyMart Co Ltd	145
13,243		Fanuc Ltd	2,184
16,818		Fast Retailing Co Ltd	6,120
1,187,822		Fuji Electric Holdings Co Ltd	4,736
696,942		Fuji Heavy Industries Ltd	24,662
540,584		Fujifilm Holdings Corp	16,495
1,513,091		Fujitsu Ltd	8,067
233,663		Fukuoka Financial Group, Inc	1,205
76,100		Glory Ltd	2,050
159,400	*,e	GMO Payment Gateway, Inc	2,982
24,600	*,e	GungHo Online Entertainment Inc	89
116,879		Gunma Bank Ltd	759
119,842		Hachijuni Bank Ltd	770
16,200		Hakuhodo DY Holdings, Inc	155
4,837		Hamamatsu Photonics KK	230
80,000		Hankyu Hanshin Holdings, Inc	429
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
700,000		Haseko Corp	$5,630
1,100		Hikari Tsushin, Inc	67
77,282		Hino Motors Ltd	1,017
8,987		Hirose Electric Co Ltd	1,043
154,000		Hiroshima Bank Ltd	733
3,767		Hisamitsu Pharmaceutical Co, Inc	119
7,552		Hitachi Chemical Co Ltd	133
7,722		Hitachi Construction Machinery Co Ltd	163
19,900		Hitachi High-Technologies Corp	572
7,077,285		Hitachi Ltd	52,236
14,000		Hitachi Metals Ltd	238
356,000		Hokuhoku Financial Group, Inc	718
50,831		Hokuriku Electric Power Co	649
531,868		Honda Motor Co Ltd	15,604
800,353		Hoya Corp	27,072
2,171	e	Hulic Reit, Inc	3,295
8,866		Ibiden Co Ltd	131
1,552		Ichigo Real Estate Investment Corp	1,207
6,400	*	Idemitsu Kosan Co Ltd	106
10,200		Iida Group Holdings Co Ltd	124
200		Industrial & Infrastructure Fund Investment Corp	925
287,400	*	Infomart Corp	2,705
281,100		Inpex Holdings, Inc	3,129
154,681		Isetan Mitsukoshi Holdings Ltd	1,914
1,801,878		Ishikawajima-Harima Heavy Industries Co Ltd	9,126
41,500		Isuzu Motors Ltd	505
823,270		Itochu Corp	8,788
11,562		Itochu Techno-Science Corp	408
783,000	e	Iwatani International Corp	5,130
72,652		Iyo Bank Ltd	787
295,900		J Front Retailing Co Ltd	3,427
261,400		Japan Airlines Co Ltd	7,750
20,600	*	Japan Display, Inc	63
280,200		Japan Pile Corp	1,786
51		Japan Prime Realty Investment Corp	177
86	*	Japan Real Estate Investment Corp	414
651		Japan Retail Fund Investment Corp	1,376
414,600		Japan Tobacco, Inc	11,411
33,904		JFE Holdings, Inc	756
64,978		JGC Corp	1,338
195,624		Joyo Bank Ltd	969
12,353		JSR Corp	212
413,903		JTEKT Corp	6,966
1,003,280		JX Holdings, Inc	3,904
57,372		Kajima Corp	236
9,800	e	Kakaku.com, Inc	140
400,252		Kamigumi Co Ltd	3,565
69,000		Kanamoto Co Ltd	1,866
19,900		Kaneka Corp	107
208,874	*	Kansai Electric Power Co, Inc	1,987
16,480		Kansai Paint Co Ltd	255
36,053		Kao Corp	1,422
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
499,212		Kawasaki Heavy Industries Ltd	$2,270
182,900		KDDI Corp	11,491
37,000		Keihan Electric Railway Co Ltd	198
145,622		Keihin Electric Express Railway Co Ltd	1,077
179,910		Keio Corp	1,294
19,426		Keisei Electric Railway Co Ltd	236
2,263		Kenedix Realty Investment Corp	12,809
10,851		Keyence Corp	4,835
9,795		Kikkoman Corp	240
309,914		Kintetsu Corp	1,019
57,249	e	Kirin Brewery Co Ltd	711
211,084		Kobe Steel Ltd	364
6,400		Koito Manufacturing Co Ltd	196
165,722		Komatsu Ltd	3,664
7,373		Konami Corp	135
32,613		Konica Minolta Holdings, Inc	355
1,076,258		Kubota Corp	15,622
23,674		Kuraray Co Ltd	269
7,545		Kurita Water Industries Ltd	157
95,500		Kyocera Corp	4,370
16,045		Kyowa Hakko Kogyo Co Ltd	151
119,984	*	Kyushu Electric Power Co, Inc	1,202
18,051		Lawson, Inc	1,091
18,323		LIXIL Group Corp	386
100,432		Mabuchi Motor Co Ltd	3,986
52,536		Makita Corp	2,367
895,872		Marubeni Corp	5,360
15,409		Marui Co Ltd	139
2,696		Maruichi Steel Tube Ltd	57
1,222,100		Matsui Securities Co Ltd	10,575
534,055		Matsushita Electric Industrial Co Ltd	6,290
891,900		Mazda Motor Corp	21,420
4,100	e	McDonald’s Holdings Co Japan Ltd	90
10,112		Mediceo Paltac Holdings Co Ltd	118
4,149		MEIJI Holdings Co Ltd	377
22,000		Minebea Co Ltd	325
16,900		Miraca Holdings, Inc	727
94,519		Mitsubishi Chemical Holdings Corp	458
364,995		Mitsubishi Corp	6,679
823,814		Mitsubishi Electric Corp	9,785
227,705		Mitsubishi Estate Co Ltd	4,798
282,160		Mitsubishi Gas Chemical Co, Inc	1,416
1,030,150		Mitsubishi Heavy Industries Ltd	5,685
8,262		Mitsubishi Logistics Corp	120
77,293		Mitsubishi Materials Corp	256
44,300		Mitsubishi Motors Corp	405
4,112,554		Mitsubishi UFJ Financial Group, Inc	22,595
36,000		Mitsubishi UFJ Lease & Finance Co Ltd	169
513,504		Mitsui & Co Ltd	6,877
970,087		Mitsui Chemicals, Inc	2,748
901,100		Mitsui Engineering & Shipbuilding Co Ltd	1,584
952,437		Mitsui Fudosan Co Ltd	25,540
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,918,499		Mitsui OSK Lines Ltd	$5,684
232,409		Mitsui Sumitomo Insurance Group Holdings, Inc	5,508
1,217,918		Mitsui Trust Holdings, Inc	4,665
2,400	e	Mixi Inc	89
6,113,556		Mizuho Financial Group, Inc	10,248
110,000		Monex Beans Holdings, Inc	262
346,300	e	MonotaRO Co Ltd	6,978
309,220		Murata Manufacturing Co Ltd	33,742
7,800		Nabtesco Corp	189
58,000		Nagoya Railroad Co Ltd	216
12,206		Namco Bandai Holdings, Inc	258
178,615		NEC Corp	519
7,900		Nexon Co Ltd	74
72,932		NEXT FUNDS JPX-Nikkei Index 400 Exchange Traded Fund	7,800
40,179		NGK Insulators Ltd	824
12,288		NGK Spark Plug Co Ltd	373
11,138		NHK Spring Co Ltd	97
165,100	*	Nidec Corp	10,663
785,100		Nihon Nohyaku Co Ltd	9,032
73,181		Nikon Corp	972
30,558		Nintendo Co Ltd	3,189
415	*	Nippon Building Fund, Inc	2,083
29,184		Nippon Electric Glass Co Ltd	131
59,441		Nippon Express Co Ltd	301
116,200		Nippon Kayaku Co Ltd	1,445
11,944		Nippon Meat Packers, Inc	261
11,000		Nippon Paint Co Ltd	319
2,572	*	Nippon ProLogis REIT, Inc	5,584
1,223,176		Nippon Steel Corp	3,034
259,730		Nippon Telegraph & Telephone Corp	13,268
484,308		Nippon Yusen Kabushiki Kaisha	1,368
1,186,343		Nissan Motor Co Ltd	10,347
14,100		Nisshin Seifun Group, Inc	137
3,935		Nissin Food Products Co Ltd	188
242,400		Nissin Kogyo Co Ltd	3,367
4,800	*	Nitori Co Ltd	258
143,537		Nitto Denko Corp	8,020
23,053		NKSJ Holdings, Inc	580
6,551		NOK Corp	167
1,120,963		Nomura Holdings, Inc	6,344
8,574		Nomura Real Estate Holdings, Inc	147
303,364		Nomura Research Institute Ltd	9,278
31,911		NSK Ltd	377
164,200		NTT Data Corp	6,117
479,000		NTT DoCoMo, Inc	6,976
8,200		NTT Urban Development Corp	83
44,259		Obayashi Corp	285
194,098	e	Odakyu Electric Railway Co Ltd	1,719
53,797		OJI Paper Co Ltd	192
263,100		Okabe Co Ltd	2,388
475,000	*	Olympus Corp	16,639
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
64,202		Omron Corp	$2,872
224,098		Ono Pharmaceutical Co Ltd	19,841
2,703		Oracle Corp Japan	110
74,017		Oriental Land Co Ltd	17,069
1,748,600		ORIX Corp	22,002
464,581		Osaka Gas Co Ltd	1,735
17,900		Osaka Securities Exchange Co Ltd	417
6,900		Otsuka Corp	219
137,100		Otsuka Holdings KK	4,110
87,200		Park24 Co Ltd	1,284
54,600		Rakuten, Inc	759
10,100	*	Recruit Holdings Co Ltd	290
1,524,030		Resona Holdings, Inc	7,699
47,881		Ricoh Co Ltd	484
2,599		Rinnai Corp	175
15,624		Rohm Co Ltd	941
3,580		Sankyo Co Ltd	123
3,400	e	Sanrio Co Ltd	84
92,187		Santen Pharmaceutical Co Ltd	4,963
212,000		Sapporo Holdings Ltd	896
109,800		Sawai Pharmaceutical Co Ltd	6,308
13,380		SBI Holdings, Inc	146
14,634		Secom Co Ltd	841
12,743		Sega Sammy Holdings, Inc	163
8,200	e	Seibu Holdings, Inc	167
8,600		Seiko Epson Corp	360
247,551		Sekisui Chemical Co Ltd	2,978
207,820		Sekisui House Ltd	2,735
340,981		Seven & I Holdings Co Ltd	12,266
37,900		Seven Bank Ltd	159
100,106	*,e	Sharp Corp	221
51,719	*	Shikoku Electric Power Co, Inc	627
16,982		Shimadzu Corp	173
1,597		Shimamura Co Ltd	138
5,381		Shimano, Inc	697
1,527,962		Shimizu Corp	10,378
174,600		Shin-Etsu Chemical Co Ltd	11,366
111,649		Shinsei Bank Ltd	194
20,933		Shionogi & Co Ltd	541
25,385		Shiseido Co Ltd	356
37,301		Shizuoka Bank Ltd	341
16,300		Shoei Co Ltd	163
12,973	e	Showa Shell Sekiyu KK	128
3,788		SMC Corp	993
765,160		Softbank Corp	45,545
2,400,000		Sojitz Holdings Corp	3,352
72,100	*	So-net M3, Inc	1,206
1,981,982		Sony Corp	40,451
12,800		Sony Financial Holdings, Inc	188
307,615		Stanley Electric Co Ltd	6,642
103,883		Sumitomo Chemical Co Ltd	409
220,663		Sumitomo Corp	2,266
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
52,576		Sumitomo Electric Industries Ltd	$657
1,988,625		Sumitomo Heavy Industries Ltd	10,697
36,464		Sumitomo Metal Mining Co Ltd	544
1,143,679		Sumitomo Mitsui Financial Group, Inc	41,347
169,996		Sumitomo Realty & Development Co Ltd	5,792
11,363		Sumitomo Rubber Industries, Inc	169
9,400		Suntory Beverage & Food Ltd	325
229,754		Suruga Bank Ltd	4,222
5,187		Suzuken Co Ltd	143
25,422		Suzuki Motor Corp	762
304,800	*	Sysmex Corp	13,528
40,431		T&D Holdings, Inc	485
79,000		Taiheiyo Cement Corp	248
1,044,143		Taisei Corp	5,922
2,323		Taisho Pharmaceutical Holdings Co Ltd	142
10,672	e	Taiyo Nippon Sanso Corp	117
18,718		Takashimaya Co Ltd	149
255,948		Takeda Pharmaceutical Co Ltd	10,596
68,381		Tanabe Seiyaku Co Ltd	1,002
87,227		TDK Corp	5,137
1,216,613		Teijin Ltd	3,234
21,300	*	Terumo Corp	483
53,976		THK Co Ltd	1,297
277,878		Tobu Railway Co Ltd	1,188
8,175		Toho Co Ltd	186
30,000	e	Toho Gas Co Ltd	147
136,515		Tohoku Electric Power Co, Inc	1,589
595,264		Tokio Marine Holdings, Inc	19,333
101,960	*	Tokyo Electric Power Co, Inc	415
40,810		Tokyo Electron Ltd	3,095
2,608,724		Tokyo Gas Co Ltd	14,076
50,000		Tokyo Ohka Kogyo Co Ltd	1,530
28,000		Tokyo Tatemono Co Ltd	204
513,852		Tokyu Corp	3,184
33,100		Tokyu Fudosan Holdings Corp	230
357,126		TonenGeneral Sekiyu KK	3,049
41,427		Toppan Printing Co Ltd	269
447,664		Toray Industries, Inc	3,577
1,288,481		Toshiba Corp	5,434
900,000		Tosoh Corp	4,328
19,681		Toto Ltd	229
11,739		Toyo Seikan Kaisha Ltd	146
36,299		Toyo Suisan Kaisha Ltd	1,169
184,797		Toyoda Gosei Co Ltd	3,717
11,361		Toyota Industries Corp	582
1,910,648		Toyota Motor Corp	119,066
14,894		Toyota Tsusho Corp	346
7,128		Trend Micro, Inc	197
247,100		Uni-Charm Corp	5,923
173		United Urban Investment Corp	272
14,830		USS Co Ltd	228
31,200		West Japan Railway Co	1,475
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
434,700		Yahoo! Japan Corp	$1,558
6,077		Yakult Honsha Co Ltd	321
59,390	e	Yamada Denki Co Ltd	199
65,406		Yamaguchi Financial Group, Inc	672
11,188		Yamaha Corp	165
18,383		Yamaha Motor Co Ltd	368
2,700		Yamato Kogyo Co Ltd	76
25,355		Yamato Transport Co Ltd	502
7,553		Yamazaki Baking Co Ltd	93
365,384		Yaskawa Electric Corp	4,667
14,310		Yokogawa Electric Corp	157
13,000		Yokohama Rubber Co Ltd	118
268,800	e	Yumeshin Holdings Co Ltd	1,613
		TOTAL JAPAN	1,374,747

JERSEY, C.I. - 0.0%
4,418		Randgold Resources Ltd	300
		TOTAL JERSEY, C.I.	300

KOREA, REPUBLIC OF - 0.2%
37,000		Daewoo International Corp	1,057
267,506	*	Hynix Semiconductor, Inc	11,432
300,000		Industrial Bank of Korea	3,838
73,131		KB Financial Group, Inc	2,391
3,000		Naver Corp	1,921
3,000		Samsung Electronics Co Ltd	3,607
20,000		Samsung Fire & Marine Insurance Co Ltd	5,140
90,000		Woongjin Coway Co Ltd	6,863
		TOTAL KOREA, REPUBLIC OF	36,249

LUXEMBOURG - 0.1%
4,388	*	Altice S.A.	346
52,161		ArcelorMittal	571
2,329,024	*	B&M European Value Retail S.A.	10,346
3,333		Millicom International Cellular S.A.	247
15,677		SES Global S.A.	564
24,215		Tenaris S.A.	366
		TOTAL LUXEMBOURG	12,440

MACAU - 0.0%
86,992		MGM China Holdings Ltd	220
2,943,983	e	Wynn Macau Ltd	8,213
		TOTAL MACAU	8,433

MALAYSIA - 0.1%
1,266,980		Public Bank BHD	6,619
1,200,000		Tenaga Nasional BHD	4,726
34,220		YNH Property BHD	21
		TOTAL MALAYSIA	11,366
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
MEXICO - 0.1%
783,161	*,e	Cemex SAB de C.V. (ADR)	$7,980
10,893		Fresnillo plc	130
700,000		Gruma SAB de C.V.	7,464
		TOTAL MEXICO	15,574

NETHERLANDS - 2.0%
200,000		Aalberts Industries NV	5,898
95,989		Aegon NV	721
125,000	*	AerCap Holdings NV	4,852
594,573		Akzo Nobel NV	41,139
512,366		ASML Holding NV	55,360
44,600	e	ASML Holding NV (ADR)	4,809
4,312		Boskalis Westminster	236
3,340		Corio NV	164
9,660		Delta Lloyd NV	212
96,360		DSM NV	5,877
4,037	e	Gemalto NV	329
5,191		Heineken Holding NV	325
12,071		Heineken NV	857
6,109,835	*	ING Groep NV	78,937
2,667,041	*,e	ING Groep NV (ADR)	34,592
45,855		Koninklijke Ahold NV	815
49,364		Koninklijke Philips Electronics NV	1,431
3,839		Koninklijke Vopak NV	199
5,763	*	NN Group NV	172
436,929	*	NXP Semiconductor NV	33,381
4,547	*,e	OCI NV	158
6,220		Randstad Holdings NV	299
1,970,238		Royal Dutch Shell plc (A Shares)	65,753
1,068,609		Royal Dutch Shell plc (B Shares)	36,922
167,554		Royal KPN NV	529
22,209		TNT Express NV	148
15,453		Wolters Kluwer NV	472
		TOTAL NETHERLANDS	374,587

NEW ZEALAND - 0.1%
4,000,000		Air New Zealand Ltd	7,683
86,242		Auckland International Airport Ltd	284
33,582		Contact Energy Ltd	167
64,670		Fletcher Building Ltd	417
117,215		Meridian Energy Ltd	160
65,809		Mighty River Power Ltd	153
35,456		Ryman Healthcare Ltd	235
900,000		Sky Network Television Ltd	4,225
171,406		Telecom Corp of New Zealand Ltd	415
		TOTAL NEW ZEALAND	13,739

NORWAY - 0.1%
785,784		DNB NOR Holding ASA	11,591
9,915		Gjensidige Forsikring BA	162
450,000	*,e	Nordic Semiconductor ASA	2,834
68,929		Norsk Hydro ASA	388
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
40,616		Orkla ASA	$277
19,300	e	Seadrill Ltd (Oslo Exchange)	223
614,875		Statoil ASA	10,826
38,043		Telenor ASA	770
9,372		Yara International ASA	417
		TOTAL NORWAY	27,488

PHILIPPINES - 0.1%
3,603,093		Metropolitan Bank & Trust	6,643
7,271,850		Robinsons Retail Holdings, Inc	12,306
		TOTAL PHILIPPINES	18,949

POLAND - 0.0%
800,000		Polska Grupa Energetyczna S.A.	4,230
		TOTAL POLAND	4,230

PORTUGAL - 0.0%
2,034,543	*	Banco Comercial Portugues S.A.	160
122,231		Energias de Portugal S.A.	474
18,337		Galp Energia SGPS S.A.	186
12,626		Jeronimo Martins SGPS S.A.	126
		TOTAL PORTUGAL	946

RUSSIA - 0.0%
105,700		Magnit OAO (GDR)	4,777
		TOTAL RUSSIA	4,777

SINGAPORE - 0.5%
192,355		Ascendas REIT	345
136,492		Avago Technologies Ltd	13,730
200,997		CapitaCommercial Trust	265
776,446		CapitaLand Ltd	1,931
648,917		CapitaMall Trust	996
138,100		City Developments Ltd	1,066
188,248		ComfortDelgro Corp Ltd	368
732,606		DBS Group Holdings Ltd	11,342
21,065,492		Genting International plc	17,080
3,795,095		Global Logistic Properties	7,076
668,165		Golden Agri-Resources Ltd	231
544,247		Hutchison Port Holdings Trust	374
9,966	e	Jardine Cycle & Carriage Ltd	319
418,468		Keppel Corp Ltd	2,789
719,398		Keppel Land Ltd	1,853
26,000		K-Green Trust	21
78,567		K-REIT Asia	72
437,369		Oversea-Chinese Banking Corp	3,441
93,248		SembCorp Industries Ltd	312
365,617	e	SembCorp Marine Ltd	897
153,384		Singapore Airlines Ltd	1,338
266,943		Singapore Exchange Ltd	1,569
520,225	e	Singapore Press Holdings Ltd	1,652
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
480,707		Singapore Technologies Engineering Ltd	$1,231
4,608,691		Singapore Telecommunications Ltd	13,528
54,830		StarHub Ltd	171
223,000		Suntec Real Estate Investment Trust	330
264,233		United Overseas Bank Ltd	4,876
44,584		United Overseas Land Ltd	233
181,162		Wilmar International Ltd	442
		TOTAL SINGAPORE	89,878

SOUTH AFRICA - 0.2%
400,000		Foschini Ltd	4,592
29,640		Investec plc	248
540,000		Mondi plc	8,773
300,000		MTN Group Ltd	5,707
42,000		Naspers Ltd (N Shares)	5,433
800,000		Sanlam Ltd	4,814
90,000		Sasol Ltd	3,359
		TOTAL SOUTH AFRICA	32,926

SPAIN - 0.7%
20,999		Abertis Infraestructuras S.A. (Continuous)	416
347,172		Acerinox S.A.	5,238
8,911		ACS Actividades Construccion y Servicios S.A.	311
611,291		Amadeus IT Holding S.A.	24,346
306,323		Banco Bilbao Vizcaya Argentaria S.A.	2,893
170,977	e	Banco de Sabadell S.A.	452
91,369		Banco Popular Espanol S.A.	455
1,157,316		Banco Santander Central Hispano S.A.	9,714
229,830	*	Bankia S.A.	341
33,121		Bankinter S.A.	266
47,428		Corp Mapfre S.A.	160
2,900,277		Criteria CaixaBank S.A.	15,197
830,058		Distribuidora Internacional de Alimentacion S.A.	5,625
10,136		Enagas	320
1,015,312		Endesa S.A.	20,326
22,779	e	Ferrovial S.A.	450
218,539		Gas Natural SDG S.A.	5,490
7,556		Grifols S.A.	302
3,591,210		Iberdrola S.A.	24,207
56,647		Inditex S.A.	1,616
129,390	*,e,m	Let’s GOWEX S.A.	2
110,000	e	Obrascon Huarte Lain S.A.	2,455
5,654	e	Red Electrica de Espana	498
296,823	e	Repsol YPF S.A.	5,557
56,400		Tecnicas Reunidas S.A.	2,465
528,951		Telefonica S.A.	7,594
8,849	e	Zardoya Otis S.A.	98
		TOTAL SPAIN	136,794

SWEDEN - 0.7%
16,199		Alfa Laval AB	306
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
160,000	*	Arcam AB	$2,953
92,343		Assa Abloy AB (Class B)	4,877
34,496		Atlas Copco AB (A Shares)	960
21,464		Atlas Copco AB (B Shares)	549
9,911	e	Autoliv, Inc	1,052
577,200	*	Biovitrum AB	5,868
14,970		Boliden AB	239
658,127		Electrolux AB (Series B)	19,230
544,208	e	Elekta AB (B Shares)	5,564
156,533		Ericsson (LM) (B Shares)	1,895
10,050		Getinge AB (B Shares)	229
3,536		Hakon Invest AB	138
48,912		Hennes & Mauritz AB (B Shares)	2,032
209,377		Hexagon AB (B Shares)	6,459
18,605		Husqvarna AB (B Shares)	137
6,929		Industrivarden AB	120
613,283		Intrum Justitia AB	18,164
23,775		Investor AB (B Shares)	864
200,000		JM AB	6,340
965,228		Kinnevik Investment AB (Series B)	31,388
10,675	*,e	Lundin Petroleum AB	153
200,000		NCC AB (B Shares)	6,297
156,495		Nordea Bank AB	1,812
54,900		Sandvik AB	534
14,297		Securitas AB (B Shares)	173
77,843		Skandinaviska Enskilda Banken AB (Class A)	989
20,709		Skanska AB (B Shares)	445
20,566		SKF AB (B Shares)	433
29,988		Svenska Cellulosa AB (B Shares)	647
25,863		Svenska Handelsbanken (A Shares)	1,210
246,101		Swedbank AB (A Shares)	6,106
10,377		Swedish Match AB	325
16,545		Tele2 AB	200
121,234		TeliaSonera AB	779
588,078		Volvo AB (B Shares)	6,342
		TOTAL SWEDEN	135,809

SWITZERLAND - 3.8%
112,864		ABB Ltd	2,388
66,168		Actelion Ltd	7,617
326,620		Adecco S.A.	22,452
4,384		Aryzta AG.	337
54,631		Baloise Holding AG.	6,982
113		Barry Callebaut AG.	116
401,569		Cie Financiere Richemont S.A.	35,603
10,965		Coca-Cola HBC AG.	209
820,122		Credit Suisse Group	20,602
456		EMS-Chemie Holding AG.	185
1,940		Geberit AG.	656
8,000		Georg Fischer AG.	5,047
480		Givaudan S.A.	861
546,184		Glencore Xstrata plc	2,521
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	VALUE (000)
10,000	Helvetia Holding AG.	$4,751
650,697	Holcim Ltd	46,514
11,839	Julius Baer Group Ltd	541
2,789	Kuehne & Nagel International AG.	379
47	Lindt & Spruengli AG.	232
5	Lindt & Spruengli AG. (Registered)	288
280,546	Lonza Group AG.	31,587
1,353,731	Nestle S.A.	98,688
1,999,423	Novartis AG.	185,434
1,659	Pargesa Holding S.A.	128
788	Partners Group	229
2,727	Phonak Holding AG.	401
427,389	Roche Holding AG.	115,798
2,343	Schindler Holding AG.	338
1,122	Schindler Holding AG. (Registered)	161
285	SGS S.A.	582
109	Sika AG.	322
30,844	STMicroelectronics NV	230
1,249	Sulzer AG.	134
1,607	Swatch Group AG.	714
2,461	Swatch Group AG. (Registered)	213
1,652	Swiss Life Holding	390
2,925	Swiss Prime Site AG.	215
519,926	Swiss Re Ltd	43,555
1,240	Swisscom AG.	651
39,787	Syngenta AG.	12,798
592,878	TE Connectivity Ltd	37,500
2,503,620	UBS AG.	43,036
7,640	Zurich Financial Services AG.	2,388
	TOTAL SWITZERLAND	733,773

TAIWAN - 0.4%
8,000,000	Advanced Semiconductor Engineering, Inc	9,501
600,000	Asustek Computer, Inc	6,547
3,360,000	Cathay Financial Holding Co Ltd	4,965
359,965	Eclat Textile Co Ltd	3,618
3,989,346	Hota Industrial Manufacturing Co Ltd	6,986
861,000	King Slide Works Co Ltd	10,967
330,000	Largan Precision Co Ltd	24,703
516,000	MediaTek, Inc	7,501
800,000	Novatek Microelectronics Corp Ltd	4,470
	TOTAL TAIWAN	79,258

THAILAND - 0.2%
3,000,000	Delta Electronics Thai PCL	6,404
2,730,600	Siam Commercial Bank PCL (Foreign)	15,039
34,807,200 *	True Corp PCL (Foreign)	11,609
	TOTAL THAILAND	33,052

TURKEY - 0.1%
5,700,849	Emlak Konut Gayrimenkul Yatiri	6,743
2,500,000	Eregli Demir ve Celik Fabrikalari TAS	4,756
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,177,700		TAV Havalimanlari Holding AS	$9,614
1,800,000		Turkiye Is Bankasi (Series C)	5,176
		TOTAL TURKEY	26,289

UNITED ARAB EMIRATES - 0.1%
521,841		Al Noor Hospitals Group plc	8,052
473,008	*	Emaar Malls Group PJSC	345
2,981,574		Emaar Properties PJSC	5,746
1,235,000		First Gulf Bank PJSC	5,673
		TOTAL UNITED ARAB EMIRATES	19,816

UNITED KINGDOM - 7.5%
49,934		3i Group plc	348
46,377		Aberdeen Asset Management plc	310
10,617		Admiral Group plc	218
12,845		Aggreko plc	300
20,273		AMEC plc	268
71,765		Anglo American plc (London)	1,328
21,139		Antofagasta plc	246
2,773,679		ARM Holdings plc	42,610
2,932,907		Ashtead Group plc	52,088
110,100	*,e	ASOS plc	4,377
409,838		Associated British Foods plc	20,037
829,207		AstraZeneca plc	58,567
395,000		AstraZeneca plc (ADR)	27,800
153,079		Aviva plc	1,150
12,806		Babcock International Group	210
162,761		BAE Systems plc	1,190
25,281,731		Barclays plc	95,042
250,000		Bellway plc	7,498
120,000		Berkeley Group Holdings plc	4,614
1,455,221		BG Group plc	19,473
3,587,261		BP plc	22,770
95,847		British American Tobacco plc	5,194
298,894		British Land Co plc	3,604
2,802,570		British Sky Broadcasting plc	39,114
4,444,173		Britvic plc	46,480
1,315,994		BT Group plc	8,186
311,800	*	BTG plc	3,848
16,987		Bunzl plc	464
23,078		Burberry Group plc	586
34,743		Capita Group plc	583
259,594		Centrica plc	1,124
48,007		CNH Industrial NV	389
60,731		Cobham plc	305
463,440		Compass Group plc	7,922
136,700		Consort Medical plc	1,843
936,296		Countrywide plc	6,337
106,821		Croda International plc	4,409
721,950		Delphi Automotive plc	52,500
128,953		Diageo plc	3,694
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
71,709		Direct Line Insurance Group plc	$324
1,289,662		easyJet plc	33,375
51,502		Experian Group Ltd	868
1,293,654	*,e	Fiat DaimlerChrysler Automobiles NV	15,032
82,679		GKN plc	440
249,672		GlaxoSmithKline plc	5,356
78,478		Group 4 Securicor plc	339
38,849		Hammerson plc	364
11,399		Hargreaves Lansdown plc	178
8,557,727		Hays plc	19,254
3,601,929		HSBC Holdings plc	34,037
302,807	e	HSBC Holdings plc (Hong Kong)	2,879
29,733		ICAP plc	208
15,028		IMI plc	294
49,360		Imperial Tobacco Group plc	2,173
600,000		Inchcape plc	6,741
21,684		Inmarsat plc	269
12,519		InterContinental Hotels Group plc	504
51,608	*	International Consolidated Airlines Group S.A.	384
8,806,918	*	International Consolidated Airlines Group S.A. (London)	66,299
400,000		International Personal Finance plc	2,779
8,109		Intertek Group plc	293
197,366		ITV plc	658
62,024		J Sainsbury plc	237
10,786		Johnson Matthey plc	567
2,064,155	*	Just Eat plc	9,964
125,295		Kingfisher plc	662
42,020		Land Securities Group plc	755
10,453,714		Legal & General Group plc	40,363
296,162	*	Liberty Global plc	14,308
887,940	*	Liberty Global plc (Class A)	44,579
43,461		Liberty International plc	225
36,603,338	*	Lloyds TSB Group plc	43,055
11,550		London Stock Exchange Group plc	397
4,300,024		Man Group plc	10,700
82,886		Marks & Spencer Group plc	614
39,813		Meggitt plc	320
56,947		Melrose Industries plc	236
23,878	g	Merlin Entertainments plc	148
11,030,554	*,e	Monitise plc	4,296
193,258		National Grid plc	2,742
549,129		New Carphone Warehouse plc	3,958
391,217		Next plc	41,491
261,520		Old Mutual plc	771
42,299		Pearson plc	781
28,068		Pentair plc	1,864
15,245		Persimmon plc	372
13,902		Petrofac Ltd	151
484,994	*	Poundland Group plc	2,481
3,574,417		Prudential plc	82,639
33,288		Reckitt Benckiser Group plc	2,696
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
368,666		Reed Elsevier NV	$8,804
59,451		Reed Elsevier plc	1,016
71,837		Resolution Ltd	408
36,156		Rexam plc	255
302,962		Rightmove plc	10,565
180,459		Rio Tinto Ltd	8,460
670,663		Rio Tinto plc	30,916
96,921		Rolls-Royce Group plc	1,302
129,347	*	Royal Bank of Scotland Group plc	787
29,155		Royal Mail plc	194
51,937	*	RSA Insurance Group plc	351
1,559,891		SABMiller plc	81,319
56,700		Sage Group plc	410
6,460		Schroders plc	268
50,206		Scottish & Southern Energy plc	1,269
39,671		Segro plc	227
12,388		Severn Trent plc	386
17,046		Signet Jewelers Ltd	2,243
47,722		Smith & Nephew plc	861
21,674		Smiths Group plc	369
646,283	*	Sports Direct International plc	7,110
402,563		Standard Chartered plc	6,021
123,293		Standard Life plc	764
14,656	e	Subsea 7 S.A.	150
22,148		Tate & Lyle plc	207
6,027,549		Taylor Wimpey plc	12,859
416,481		Tesco plc	1,214
1,307,926		Travis Perkins plc	37,647
45,762		Tullow Oil plc	295
84,083		Unilever NV	3,289
309,358		Unilever plc	12,569
35,534		United Utilities Group plc	505
1,087,586	*	Virgin Money Holdings UK plc	4,882
14,028,227	*	Vodafone Group plc	48,098
10,794		Weir Group plc	310
230,000		WH Smith plc	4,810
313,846		Whitbread plc	23,227
39,821	e	William Hill plc	224
107,334		WM Morrison Supermarkets plc	306
515,010		Wolseley plc	29,444
2,191,191		WPP plc	45,558
		TOTAL UNITED KINGDOM	1,441,345

UNITED STATES - 56.7%
212,007		3M Co	34,837
65,000		A.O. Smith Corp	3,667
2,363,767		Abbott Laboratories	106,417
1,180,712		AbbVie, Inc	77,266
27,878		Abercrombie & Fitch Co (Class A)	798
123,459		Accenture plc	11,026
273,128		ACE Ltd	31,377
194,581	*	Actavis plc	50,087
1,040,194		Activision Blizzard, Inc	20,960
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
92,356	*	Adobe Systems, Inc	$6,714
20,743	e	ADT Corp	752
55,626		Advance Auto Parts, Inc	8,860
68,571		AES Corp	944
493,214		Aetna, Inc	43,812
26,048	*	Affiliated Managers Group, Inc	5,528
45,322		Aflac, Inc	2,769
9,550	e	AGCO Corp	432
33,317		Agilent Technologies, Inc	1,364
41,134		Air Products & Chemicals, Inc	5,933
8,168		Airgas, Inc	941
36,164	*	Akamai Technologies, Inc	2,277
99,100		Alaska Air Group, Inc	5,922
9,441	e	Albemarle Corp	568
1,296,400		Alcoa, Inc	20,470
369,123	*	Alexion Pharmaceuticals, Inc	68,299
301,500	*	Alkermes plc	17,656
1,885	*	Alleghany Corp	874
66,646		Allergan, Inc	14,168
33,203	*	Alliance Data Systems Corp	9,498
56,213		Alliant Energy Corp	3,734
857,614		Allstate Corp	60,247
39,316	*	Ally Financial, Inc	929
32,510		Altera Corp	1,201
425,147		Altria Group, Inc	20,947
104,895	*	Amazon.com, Inc	32,554
9,878		Amerco, Inc	2,808
52,097		Ameren Corp	2,403
342,213		American Airlines Group, Inc	18,353
50,198		American Capital Agency Corp	1,096
97,180		American Electric Power Co, Inc	5,901
309,019		American Express Co	28,751
151,900		American Financial Group, Inc	9,223
269,074		American International Group, Inc	15,071
130,930		American Tower Corp	12,942
82,949		American Water Works Co, Inc	4,421
152,384		Ameriprise Financial, Inc	20,153
46,520		AmerisourceBergen Corp	4,194
24,486		Ametek, Inc	1,289
310,229		Amgen, Inc	49,416
135,030		Amphenol Corp (Class A)	7,266
126,475		Anadarko Petroleum Corp	10,434
30,091		Analog Devices, Inc	1,671
347,833	*	Ann Taylor Stores Corp	12,689
137,597		Annaly Capital Management, Inc	1,487
9,905	*	Ansys, Inc	812
6,170	*,e	Antero Resources Corp	250
198,075		Anthem, Inc	24,892
54,804		Aon plc	5,197
415,746		Apache Corp	26,055
3,889,983		Apple, Inc	429,376
1,715,927		Applied Materials, Inc	42,761
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
18,734	*	Arch Capital Group Ltd	$1,107
387,204		Archer Daniels Midland Co	20,135
280,000	*	Armstrong World Industries, Inc	14,314
9,628	*	Arrow Electronics, Inc	557
15,426		Ashland, Inc	1,847
15,669		Assurant, Inc	1,072
999,901		AT&T, Inc	33,587
821,384	*	Autodesk, Inc	49,332
71,284		Automatic Data Processing, Inc	5,943
8,296	*	Autonation, Inc	501
23,167	*	AutoZone, Inc	14,343
14,052		AvalonBay Communities, Inc	2,296
10,076		Avery Dennison Corp	523
14,360		Avnet, Inc	618
44,754		Avon Products, Inc	420
950,821	*	Axalta Coating Systems Ltd	24,740
166,701		Axiall Corp	7,080
245,440		Axis Capital Holdings Ltd	12,540
197,785		Baker Hughes, Inc	11,090
139,742		Ball Corp	9,526
6,151,629		Bank of America Corp	110,053
104,692		Bank of New York Mellon Corp	4,247
194,651		Bard (C.R.), Inc	32,433
80,290		Baxter International, Inc	5,884
68,724		BB&T Corp	2,673
11,560	*	BE Aerospace, Inc	671
35,191		Becton Dickinson & Co	4,897
74,281	*	Bed Bath & Beyond, Inc	5,658
316,043	*	Belmond Ltd.	3,909
233,381	*	Berkshire Hathaway, Inc (Class B)	35,042
931,879	*	Berry Plastics Group, Inc	29,401
355,627		Best Buy Co, Inc	13,862
105,005	*	Biogen Idec, Inc	35,644
359,164	*	BioMarin Pharmaceuticals, Inc	32,468
50,893		BlackRock, Inc	18,197
218,000		Blackstone Group LP	7,375
431,926		Boeing Co	56,142
22,189		BorgWarner, Inc	1,219
31,368		Boston Properties, Inc	4,037
261,959	*	Boston Scientific Corp	3,471
68,800		Brinker International, Inc	4,038
508,127		Bristol-Myers Squibb Co	29,995
1,070,069		Broadcom Corp (Class A)	46,366
160,000		Broadridge Financial Solutions, Inc	7,389
660,000		Brocade Communications Systems, Inc	7,814
84,443		Brown-Forman Corp (Class B)	7,417
315,888		Bunge Ltd	28,717
51,501		CA, Inc	1,568
27,073	e	Cablevision Systems Corp (Class A)	559
91,803		Cabot Oil & Gas Corp	2,718
97,000	*	CACI International, Inc (Class A)	8,359
55,000	e	Cal-Maine Foods, Inc	2,147
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
163,753	*	Calpine Corp	$3,624
18,915		Camden Property Trust	1,397
31,079	*	Cameron International Corp	1,552
23,409		Campbell Soup Co	1,030
572,540		Capital One Financial Corp	47,263
151,947		Cardinal Health, Inc	12,267
50,475	*	CareFusion Corp	2,995
68,730	*	Carmax, Inc	4,576
36,233		Carnival Corp	1,642
9,502		Carnival plc	429
100,000		Carter’s, Inc	8,731
62,614	*	Catamaran Corp (Toronto)	3,240
114,668		Caterpillar, Inc	10,496
828,698	*	CBRE Group, Inc	28,383
45,514		CBS Corp (Class B)	2,519
8,668		CDK Global, Inc	353
210,000		CDW Corp	7,386
31,402		Celanese Corp (Series A)	1,883
817,496	*	Celgene Corp	91,445
247,127		Centerpoint Energy, Inc	5,790
115,856		CenturyTel, Inc	4,586
62,208	*	Cerner Corp	4,022
71,888		CF Industries Holdings, Inc	19,592
16,924		CH Robinson Worldwide, Inc	1,267
402,286		Charles Schwab Corp	12,145
122,845	*	Charter Communications, Inc	20,468
40,000	e	Chemed Corp	4,227
133,548	*	Cheniere Energy, Inc	9,402
104,402		Chesapeake Energy Corp	2,043
1,028,554		Chevron Corp	115,383
73,360		Chicago Bridge & Iron Co NV	3,080
13,677	*	Chipotle Mexican Grill, Inc (Class A)	9,362
23,190		Chubb Corp	2,399
56,572		Church & Dwight Co, Inc	4,458
596,700	*,e	Ciena Corp	11,582
159,033		Cigna Corp	16,366
161,801		Cimarex Energy Co	17,151
16,024		Cincinnati Financial Corp	831
22,663		Cintas Corp	1,778
2,342,793		Cisco Systems, Inc	65,165
21,728		CIT Group, Inc	1,039
926,067		Citigroup, Inc	50,109
38,452	*	Citrix Systems, Inc	2,453
254,000	e	Cliffs Natural Resources, Inc	1,814
17,511		Clorox Co	1,825
34,832		CME Group, Inc	3,088
119,784		CMS Energy Corp	4,163
90,746		Coach, Inc	3,408
28,271	*	Cobalt International Energy, Inc	251
1,207,898		Coca-Cola Co	50,997
23,756		Coca-Cola Enterprises, Inc	1,051
107,694	*	Cognizant Technology Solutions Corp (Class A)	5,671
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
122,190		Colgate-Palmolive Co	$8,454
2,648,528		Comcast Corp (Class A)	153,641
152,490	e	Comcast Corp (Special Class A)	8,778
18,642		Comerica, Inc	873
200,000	*	CommScope Holding Co, Inc	4,566
100,000	*	Community Health Systems, Inc	5,392
151,243		Computer Sciences Corp	9,536
45,490		ConAgra Foods, Inc	1,650
253,752	*	Concho Resources, Inc	25,312
237,001		ConocoPhillips	16,367
300,000		Conseco, Inc	5,166
449,930		Consol Energy, Inc	15,212
35,154		Consolidated Edison, Inc	2,321
223,702	*	Constellation Brands, Inc (Class A)	21,961
103,098	*,e	Continental Resources, Inc	3,955
44,458		Cooper Cos, Inc	7,206
11,210		Core Laboratories NV	1,349
219,031		Corning, Inc	5,022
152,488		Costco Wholesale Corp	21,615
129,657		Covidien plc	13,261
11,609	*,e	Cree, Inc	374
41,085		Crown Castle International Corp	3,233
551,518	*	Crown Holdings, Inc	28,072
1,698,782		CSX Corp	61,547
136,839		Cummins, Inc	19,728
1,176,957		CVS Corp	113,353
40,600		Cytec Industries, Inc	1,875
240,000		Dana Holding Corp	5,218
180,710		Danaher Corp	15,489
69,219		Darden Restaurants, Inc	4,058
153,600	*	DaVita, Inc	11,634
34,548	e	Deere & Co	3,056
506,608		Delta Air Lines, Inc	24,920
110,000		Deluxe Corp	6,848
614,027	e	Denbury Resources, Inc	4,992
15,606		Dentsply International, Inc	831
75,964		Devon Energy Corp	4,650
9,017	e	Diamond Offshore Drilling, Inc	331
30,000	*	Diamondback Energy, Inc	1,793
12,111		Dick’s Sporting Goods, Inc	601
29,397	e	Digital Realty Trust, Inc	1,949
195,074	*	DIRECTV	16,913
352,820		Discover Financial Services	23,106
17,074	*	Discovery Communications, Inc (Class A)	588
30,332	*	Discovery Communications, Inc (Class C)	1,023
86,091	*	DISH Network Corp (Class A)	6,275
29,814	*	Dollar General Corp	2,108
62,472	*	Dollar Tree, Inc	4,397
115,688		Dominion Resources, Inc	8,896
16,560		Dover Corp	1,188
610,669		Dow Chemical Co	27,853
674,188		DR Horton, Inc	17,050
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
100,750		Dr Pepper Snapple Group, Inc	$7,222
357,000		DSW, Inc (Class A)	13,316
19,818		DTE Energy Co	1,712
84,377		Du Pont (E.I.) de Nemours & Co	6,239
69,973		Duke Energy Corp	5,846
70,600		Duke Realty Corp	1,426
4,129		Dun & Bradstreet Corp	499
150,000	*	E*Trade Financial Corp	3,638
695,795		East West Bancorp, Inc	26,934
30,663		Eastman Chemical Co	2,326
666,632		Eaton Corp	45,304
12,785		Eaton Vance Corp	523
944,592	*	eBay, Inc	53,011
46,192		Ecolab, Inc	4,828
63,801		Edison International	4,178
15,807	*	Edwards Lifesciences Corp	2,014
61,974	*	Electronic Arts, Inc	2,914
283,848		Eli Lilly & Co	19,583
2,068,404		EMC Corp	61,514
64,114		Emerson Electric Co	3,958
28,870	*	Endo International plc	2,082
7,576		Energen Corp	483
53,433		Energizer Holdings, Inc	6,869
1,784	*	Engility Holdings, Inc	76
23,693	e	Ensco plc	710
45,575		Entergy Corp	3,987
705,825		EOG Resources, Inc	64,985
28,401		EQT Corp	2,150
13,155		Equifax, Inc	1,064
10,615		Equinix, Inc	2,407
63,659		Equity Residential	4,573
80,000	*	Eros International plc	1,693
13,538		Essex Property Trust, Inc	2,797
77,877		Estee Lauder Cos (Class A)	5,934
50,000	*	Esterline Technologies Corp	5,484
120,000	*	Euronet Worldwide, Inc	6,588
62,383		Everest Re Group Ltd	10,624
280,000		Exelis, Inc	4,908
625,633		Exelon Corp	23,198
230,912		Expedia, Inc	19,711
19,316		Expeditors International of Washington, Inc	862
122,719	*	Express Scripts Holding Co	10,391
910,458		Extended Stay America, Inc	17,581
1,382,472	d	Exxon Mobil Corp	127,810
91,287	*	F5 Networks, Inc	11,910
1,023,680	*	Facebook, Inc	79,867
14,940		Family Dollar Stores, Inc	1,183
26,623	e	Fastenal Co	1,266
14,649		Federal Realty Investment Trust	1,955
168,940		FedEx Corp	29,338
59,487		Fidelity National Information Services, Inc	3,700
155,311		Fifth Third Bancorp	3,164
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
7,014	*,e	FireEye, Inc	$222
27,701		First Republic Bank	1,444
88,051		FirstEnergy Corp	3,433
97,013	*	Fiserv, Inc	6,885
53,222	*	FleetCor Technologies, Inc	7,915
602,561	*	Flextronics International Ltd	6,737
16,062		Flir Systems, Inc	519
56,994		Flowserve Corp	3,410
15,949		Fluor Corp	967
427,626		FMC Corp	24,388
46,558	*	FMC Technologies, Inc	2,181
23,916		FNF Group	824
140,199		Foot Locker, Inc	7,876
590,415		Ford Motor Co	9,151
362,670		Fortune Brands Home & Security, Inc	16,418
9,878	*	Fossil Group, Inc	1,094
37,532		Franklin Resources, Inc	2,078
98,796		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,308
123,435	e	Frontier Communications Corp	823
198,243	e	GameStop Corp (Class A)	6,701
26,215		Gap, Inc	1,104
12,376	e	Garmin Ltd	654
114,950		General Dynamics Corp	15,819
4,776,831		General Electric Co	120,711
109,371		General Growth Properties, Inc	3,077
60,226		General Mills, Inc	3,212
118,529		General Motors Co	4,138
4,461,000	*,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
19,417,463	*,m	General Motors Co	0	^
61,921,000	*,e,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
69,850,000	*,m	General Motors Co	0	^
29,845,445	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
18,159,000	*,m	General Motors Co	0	^
150,000		Gentex Corp	5,420
14,886		Genuine Parts Co	1,586
98,553	*	Genworth Financial, Inc (Class A)	838
793,062	*	Gilead Sciences, Inc	74,754
120,000		Global Payments, Inc	9,688
105,775		Goldman Sachs Group, Inc	20,502
220,000		Goodyear Tire & Rubber Co	6,285
221,987	*	Google, Inc	116,854
95,569	*	Google, Inc (Class A)	50,715
1,125,000	*	Groupon, Inc	9,293
27,763		H&R Block, Inc	935
1		H.B. Fuller Co	0	^
407,425		Halliburton Co	16,024
155,776		Hanesbrands, Inc	17,388
35,287		Harley-Davidson, Inc	2,326
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
22,399		Harris Corp	$1,609
158,114		Hartford Financial Services Group, Inc	6,592
63,051	e	Hasbro, Inc	3,467
276,274	*	HCA Holdings, Inc	20,276
50,018		HCP, Inc	2,202
760,000	*	HD Supply Holdings, Inc	22,412
67,821		Health Care REIT, Inc	5,132
160,000	*	Health Net, Inc	8,565
170,000		Healthsouth Corp	6,538
11,186		Helmerich & Payne, Inc	754
14,260	*	Henry Schein, Inc	1,942
51,451	e	Herbalife Ltd	1,940
294,192		Hershey Co	30,575
1,081,958	*	Hertz Global Holdings, Inc	26,984
366,944		Hess Corp	27,088
1,683,686		Hewlett-Packard Co	67,566
153,967	*	Hilltop Holdings, Inc	3,072
77,320	*	Hilton Worldwide Holdings, Inc	2,017
20,067		Holly Corp	752
950,773	*	Hologic, Inc	25,424
1,512,307		Home Depot, Inc	158,747
1,213,556		Honeywell International, Inc	121,258
15,291		Hormel Foods Corp	797
37,334	*	Hospira, Inc	2,287
250,313		Host Marriott Corp	5,950
56,120		Hudson City Bancorp, Inc	568
103,900		Humana, Inc	14,923
1,185,279		Huntington Bancshares, Inc	12,469
60,000		Huntington Ingalls	6,748
60,000		Icahn Enterprises LP	5,548
14,538	*	IHS, Inc (Class A)	1,656
61,985		Illinois Tool Works, Inc	5,870
54,111	*	Illumina, Inc	9,988
14,115	*	Incyte Corp	1,032
268,499		Ingersoll-Rand plc	17,020
9,893		Integrys Energy Group, Inc	770
2,260,291		Intel Corp	82,026
10,358		IntercontinentalExchange Group, Inc	2,271
199,208		International Business Machines Corp	31,961
17,958		International Flavors & Fragrances, Inc	1,820
39,792		International Paper Co	2,132
179,262		Interpublic Group of Cos, Inc	3,723
690,110		Intuit, Inc	63,621
9,986	*	Intuitive Surgical, Inc	5,282
840,355		Invesco Ltd	33,211
17,649		Iron Mountain, Inc	682
248,201	e	iShares MSCI Canada Index Fund	7,163
1,120,477	e	iShares MSCI EAFE Index Fund	68,170
140,000		ITT Corp	5,664
9,799		J.B. Hunt Transport Services, Inc	826
11,307		J.M. Smucker Co	1,142
27,600	*	Jacobs Engineering Group, Inc	1,233
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,174,851	*	Jarden Corp	$56,252
99,899	*	Jazz Pharmaceuticals plc	16,356
1,785,870		Johnson & Johnson	186,748
129,384		Johnson Controls, Inc	6,254
60,152		Joy Global, Inc	2,798
1,275,802		JPMorgan Chase & Co	79,840
44,918		Juniper Networks, Inc	1,003
22,390		Kansas City Southern Industries, Inc	2,732
28,181		Kellogg Co	1,844
50,000		Kennametal, Inc	1,790
37,907		Keurig Green Mountain, Inc	5,019
1,323,765		Keycorp	18,400
75,597		Kimberly-Clark Corp	8,734
87,242		Kimco Realty Corp	2,193
480,771		Kinder Morgan, Inc	20,341
33,091		Kla-Tencor Corp	2,327
338	*	KLX, Inc	14
40,298	e	Kohl’s Corp	2,460
313,424		Kraft Foods Group, Inc	19,639
253,348		Kroger Co	16,267
111,325		L Brands, Inc	9,635
8,479		L-3 Communications Holdings, Inc	1,070
19,934	*	Laboratory Corp of America Holdings	2,151
187,202		Lam Research Corp	14,853
51,129		Las Vegas Sands Corp	2,974
90,000		Lazard Ltd (Class A)	4,503
95,000		Lear Corp	9,318
466,206		Legg Mason, Inc	24,881
14,090		Leggett & Platt, Inc	600
325,000		Leidos Holdings, Inc	14,144
15,775	e	Lennar Corp (Class A)	707
31,971		Leucadia National Corp	717
163,966	*	Level 3 Communications, Inc	8,097
130,000		Lexmark International, Inc (Class A)	5,365
92,171	*	Liberty Interactive Corp	2,712
13,144	*	Liberty Media Corp	464
19,498	*	Liberty Media Corp (Class C)	683
17,803		Liberty Property Trust	670
238,860		Lincoln National Corp	13,775
24,138		Linear Technology Corp	1,101
110,335	*	LinkedIn Corp	25,345
30,618	*	LKQ Corp	861
53,066		Lockheed Martin Corp	10,219
35,958		Loews Corp	1,511
75,111		Lorillard, Inc	4,727
134,681		Lowe’s Companies, Inc	9,266
201,294	*,e	Lululemon Athletica, Inc	11,230
159,066		LyondellBasell Industries AF S.C.A	12,628
11,814		M&T Bank Corp	1,484
14,568		Macerich Co	1,215
567,036		Macy’s, Inc	37,283
1	*	Madison Square Garden, Inc	0	^
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
138,789	*	Mallinckrodt plc	$13,744
80,987		Manpower, Inc	5,521
900,080		Marathon Oil Corp	25,463
162,822		Marathon Petroleum Corp	14,696
397,817		Marriott International, Inc (Class A)	31,042
926,251		Marsh & McLennan Cos, Inc	53,019
5,803	e	Martin Marietta Materials, Inc	640
389,872		Marvell Technology Group Ltd	5,653
40,073		Masco Corp	1,010
120,000	*	Mastec, Inc	2,713
205,365	*	Mastercard, Inc (Class A)	17,694
809,183		Mattel, Inc	25,040
29,215		Maxim Integrated Products, Inc	931
24,104		McCormick & Co, Inc	1,791
111,048		McDonald’s Corp	10,405
53,753		McGraw-Hill Financial, Inc	4,783
417,757		McKesson Corp	86,718
679	e	MDC Holdings, Inc	18
21,252		MDU Resources Group, Inc	499
60,942		Mead Johnson Nutrition Co	6,127
35,377		MeadWestvaco Corp	1,570
7,477	*	Medivation, Inc	745
738,365		Medtronic, Inc	53,310
190,000		Mentor Graphics Corp	4,165
681,586		Merck & Co, Inc	38,707
1,122,896		Metlife, Inc	60,737
5,843	*	Mettler-Toledo International, Inc	1,767
275,000	*	MGIC Investment Corp	2,563
36,787	*	MGM Mirage	787
124,755	*	Michael Kors Holdings Ltd	9,369
20,105	e	Microchip Technology, Inc	907
616,005	*	Micron Technology, Inc	21,566
3,432,855		Microsoft Corp	159,456
115,935	*,e	Mobileye NV	4,702
166,715	*	Mohawk Industries, Inc	25,901
85,791		Molson Coors Brewing Co (Class B)	6,393
1,579,649		Mondelez International, Inc	57,381
462,617		Monsanto Co	55,269
258,284	*	Monster Beverage Corp	27,985
57,385		Moody’s Corp	5,498
2,217,207		Morgan Stanley	86,028
32,666		Mosaic Co	1,491
26,190		Motorola, Inc	1,757
17,888		Murphy Oil Corp	904
823,539	*	Mylan Laboratories, Inc	46,423
27,999		Nabors Industries Ltd	363
24,994		NASDAQ OMX Group, Inc	1,199
99,571		National Oilwell Varco, Inc	6,525
39,699		Navient Corp	858
192,596		NetApp, Inc	7,983
16,866	*	NetFlix, Inc	5,762
3,587	*,e	NetSuite, Inc	392
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
55,239	e	New York Community Bancorp, Inc	$884
167,941		Newell Rubbermaid, Inc	6,397
130,000	*	Newfield Exploration Co	3,526
70,290		Newmont Mining Corp	1,328
35,631	*	News Corp	559
644,134		NextEra Energy, Inc	68,465
39,705		Nielsen Holdings NV	1,776
330,860		Nike, Inc (Class B)	31,812
111,717		NiSource, Inc	4,739
23,617	e	Noble Corp plc	391
55,669		Noble Energy, Inc	2,640
31,306		Nordstrom, Inc	2,485
155,416		Norfolk Southern Corp	17,035
107,968		Northeast Utilities	5,778
45,421		Northern Trust Corp	3,061
132,465		Northrop Grumman Corp	19,524
8,416	*	Norwegian Cruise Line Holdings Ltd	394
41,884		NRG Energy, Inc	1,129
36,030	*	Nuance Communications, Inc	514
44,925		Nucor Corp	2,204
174,827		Nvidia Corp	3,505
8,045	*	NVR, Inc	10,260
225,796		Occidental Petroleum Corp	18,201
11,479		Oceaneering International, Inc	675
21,840		OGE Energy Corp	775
133,393		Omnicare, Inc	9,728
51,027		Omnicom Group, Inc	3,953
2,500		ONE Gas, Inc	103
38,724		Oneok, Inc	1,928
1,505,252		Oracle Corp	67,691
32,549	*	O’Reilly Automotive, Inc	6,270
130,000		Oshkosh Truck Corp	6,325
7,024		Outfront Media, Inc	189
661,830		Owens Corning, Inc	23,700
15,912	*	Owens-Illinois, Inc	429
40,460		Paccar, Inc	2,752
90,000		Packaging Corp of America	7,025
27,171		Pall Corp	2,750
45,870	*	Palo Alto Networks, Inc	5,622
173,866	*	Paramount Group, Inc	3,232
90,000	*	Parexel International Corp	5,000
29,608		Parker Hannifin Corp	3,818
19,095		PartnerRe Ltd	2,179
11,143		Patterson Cos, Inc	536
32,313		Paychex, Inc	1,492
45,654	e	People’s United Financial, Inc	693
35,940		Pepco Holdings, Inc	968
1,208,305		PepsiCo, Inc	114,257
155,340		Perrigo Co plc	25,967
22,293		Petsmart, Inc	1,812
3,042,949		Pfizer, Inc	94,788
48,026		PG&E Corp	2,557
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
12,775	*,e	Pharmacyclics, Inc	$1,562
389,070		Philip Morris International, Inc	31,690
606,481		Phillips 66	43,485
133,554		Phillips-Van Heusen Corp	17,118
400,000	*,e	Pilgrim’s Pride Corp	13,116
1,086,000		Pinnacle Foods, Inc	38,336
23,638		Pinnacle West Capital Corp	1,615
32,828		Pioneer Natural Resources Co	4,886
18,811		Plum Creek Timber Co, Inc	805
81,483		PNC Financial Services Group, Inc	7,434
13,143		Polaris Industries, Inc	1,988
151,697		PPG Industries, Inc	35,065
109,483		PPL Corp	3,978
75,000	*,e	PRA Group, Inc	4,345
29,115		Praxair, Inc	3,772
16,319		Precision Castparts Corp	3,931
14,358	*	Priceline.com, Inc	16,371
58,913		Principal Financial Group	3,060
1,304,983		Procter & Gamble Co	118,871
59,186		Progressive Corp	1,597
47,639		Prologis, Inc	2,050
241,910		Prudential Financial, Inc	21,883
105,300		Public Service Enterprise Group, Inc	4,360
51,754		Public Storage, Inc	9,567
1,134,867		Pulte Homes, Inc	24,354
11,697	*	Qiagen NV	272
513,433		Qualcomm, Inc	38,163
42,169	*	Quanta Services, Inc	1,197
20,968		Quest Diagnostics, Inc	1,406
18,676		Questar Market Resources, Inc	378
5,884	*	Quintiles Transnational Holdings, Inc	346
16,328	*	Rackspace Hosting, Inc	764
150,000		Radian Group, Inc	2,508
151,638		Ralph Lauren Corp	28,077
58,140		Range Resources Corp	3,108
12,346		Raymond James Financial, Inc	707
16,455		Rayonier, Inc	460
41,662		Raytheon Co	4,507
569,211	*	Realogy Holdings Corp	25,324
26,244	e	Realty Income Corp	1,252
18,233	*	Red Hat, Inc	1,261
10,009		Regency Centers Corp	638
15,275	*	Regeneron Pharmaceuticals, Inc	6,267
233,079		Regions Financial Corp	2,461
60,000		Reinsurance Group of America, Inc (Class A)	5,257
5,502		RenaissanceRe Holdings Ltd	535
33,000	*	Rentrak Corp	2,403
68,785		Republic Services, Inc	2,769
14,797	e	Resmed, Inc	830
97,485		Reynolds American, Inc	6,265
52,000	*	RF Micro Devices, Inc	863
28,485		Robert Half International, Inc	1,663
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
13,849		Rock-Tenn Co (Class A)	$845
27,231		Rockwell Automation, Inc	3,028
12,548		Rockwell Collins, Inc	1,060
67,540		Roper Industries, Inc	10,560
42,791		Ross Stores, Inc	4,033
220,000	*	Rovi Corp	4,970
125,222		Royal Caribbean Cruises Ltd	10,322
45,000		Ryder System, Inc	4,178
28,686		Safeway, Inc	1,007
291,238	*	Salesforce.com, Inc	17,273
208,905	*	Salix Pharmaceuticals Ltd	24,012
185,932		SanDisk Corp	18,218
200,000	*	Sanmina Corp	4,706
88,923	*	SBA Communications Corp (Class A)	9,849
31,304		SCANA Corp	1,891
465,819		Schlumberger Ltd	39,786
19,031	e	Scripps Networks Interactive (Class A)	1,432
689,585		Seagate Technology, Inc	45,857
1,330,813		Sealed Air Corp	56,466
29,794		SEI Investments Co	1,193
446,356		Sempra Energy	49,706
17,183	*	Sensata Technologies Holding BV	901
282,723	*	ServiceNow, Inc	19,183
32,211		Sherwin-Williams Co	8,473
19,136		Sigma-Aldrich Corp	2,627
123,258		Simon Property Group, Inc	22,447
241,657	*	Sirius XM Holdings, Inc	846
90,000	*	Skechers U.S.A., Inc (Class A)	4,973
175,737		Skyworks Solutions, Inc	12,778
19,896		SL Green Realty Corp	2,368
11,889		Snap-On, Inc	1,626
93,496		Southern Co	4,592
435,931		Southwest Airlines Co	18,449
147,034	*	Southwestern Energy Co	4,013
64,162		Spectra Energy Corp	2,329
336,000	*	Spirit Aerosystems Holdings, Inc (Class A)	14,461
72,346	*,e	Sprint Corp	300
3,983		SPX Corp	342
63,969		St. Jude Medical, Inc	4,160
295,248		Stanley Works	28,367
150,754		Staples, Inc	2,732
144,102		Starbucks Corp	11,824
18,938		Starwood Hotels & Resorts Worldwide, Inc	1,535
145,000	*	Starz-Liberty Capital	4,307
253,806		State Street Corp	19,924
220,000		Steel Dynamics, Inc	4,343
42,241	*	Stericycle, Inc	5,537
50,737		Stryker Corp	4,786
106,993		SunTrust Banks, Inc	4,483
32,692		Superior Energy Services	659
144,109		Symantec Corp	3,697
200,557	*	Synchrony Financial	5,967
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
19,361	*	Synopsys, Inc	$842
57,726		Sysco Corp	2,291
24,727		T Rowe Price Group, Inc	2,123
180,000	*	Take-Two Interactive Software, Inc	5,045
616,302		Target Corp	46,783
67,600		TCF Financial Corp	1,074
55,751		TD Ameritrade Holding Corp	1,995
74,000	*	Tech Data Corp	4,679
190,000	*	Tempur-Pedic International, Inc	10,433
100,000	*	Tenneco, Inc	5,661
17,695	*	Teradata Corp	773
80,456	*,e	Tesla Motors, Inc	17,894
52,039		Tesoro Corp	3,869
208,198		Texas Instruments, Inc	11,131
80,493		Textron, Inc	3,390
408,653		Thermo Electron Corp	51,200
77,520	e	Thomson Corp (Toronto)	3,127
26,324		Tiffany & Co	2,813
107,511		Time Warner Cable, Inc	16,348
1,107,481		Time Warner, Inc	94,601
169,881		TJX Companies, Inc	11,650
110,689	*	T-Mobile US, Inc	2,982
16,157	*	Toll Brothers, Inc	554
27,652		Torchmark Corp	1,498
18,977		Total System Services, Inc	644
7,307		Towers Watson & Co	827
27,418		Tractor Supply Co	2,161
11,026		TransDigm Group, Inc	2,165
18,485	e	Transocean Ltd	339
32,175		Travelers Cos, Inc	3,406
26,660	*	Trimble Navigation Ltd	708
240,000		Trinity Industries, Inc	6,722
36,269	*	TripAdvisor, Inc	2,708
23,386	*	TRW Automotive Holdings Corp	2,405
271,465	*	Tumi Holdings, Inc	6,442
125,537		Twenty-First Century Fox, Inc	4,821
41,569		Twenty-First Century Fox, Inc (Class B)	1,533
61,280	*	Twitter, Inc	2,198
257,767		Tyco International plc	11,306
435,635		Tyson Foods, Inc (Class A)	17,465
251,092	*	UAL Corp	16,796
31,744		UDR, Inc	978
44,569	*	Ulta Salon Cosmetics & Fragrance, Inc	5,698
17,230	*	Under Armour, Inc (Class A)	1,170
608,515		Union Pacific Corp	72,492
136,392		United Parcel Service, Inc (Class B)	15,163
212,638	*	United Rentals, Inc	21,691
140,000	e	United States Steel Corp	3,744
88,827		United Technologies Corp	10,215
190,296		UnitedHealth Group, Inc	19,237
19,360		Universal Health Services, Inc (Class B)	2,154
53,431		UnumProvident Corp	1,864
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
12,240	*	Urban Outfitters, Inc	$430
414,418		US Bancorp	18,628
15,613	e	US Silica Holdings Inc	401
229,805	*	USG Corp	6,432
177,430	*	Valeant Pharmaceuticals International, Inc	25,402
492,236		Valero Energy Corp	24,366
50,000	e	Vanguard FTSE Developed Markets ETF	1,894
544,593	*	Vantiv, Inc	18,473
11,971	*	Varian Medical Systems, Inc	1,036
118,311		Ventas, Inc	8,483
90,000	*	Verint Systems, Inc	5,245
13,714	*,e	VeriSign, Inc	782
82,631	*	Verisk Analytics, Inc	5,293
2,069,051		Verizon Communications, Inc	96,790
45,377	*	Vertex Pharmaceuticals, Inc	5,391
238,651		VF Corp	17,875
468,641		Viacom, Inc (Class B)	35,265
47,492	*	Virgin America, Inc	2,054
476,532		Visa, Inc (Class A)	124,947
84,384	*	VMware, Inc (Class A)	6,963
289,773		Vornado Realty Trust	34,109
112,401		Voya Financial, Inc	4,764
26,917		Vulcan Materials Co	1,769
14,559		W.R. Berkley Corp	746
22,192		W.W. Grainger, Inc	5,657
102,591		Walgreens Boots Alliance, Inc	7,817
281,125		Wal-Mart Stores, Inc	24,143
994,429		Walt Disney Co	93,665
200,000		Washington Prime Group, Inc	3,444
46,399		Waste Management, Inc	2,381
17,351	*	Waters Corp	1,956
1,410,134	*	Weatherford International Ltd	16,146
27,899	*	WellCare Health Plans, Inc	2,289
4,377,892		Wells Fargo & Co	239,996
167,272		Western Digital Corp	18,517
56,914	e	Western Union Co	1,019
31,202		Westinghouse Air Brake Technologies Corp	2,711
10,506		Westlake Chemical Corp	642
63,907		Weyerhaeuser Co	2,294
26,535		Whirlpool Corp	5,141
245,200	*	WhiteWave Foods Co (Class A)	8,580
25,842	*	Whiting Petroleum Corp	853
53,102		Whole Foods Market, Inc	2,677
261,729		Williams Cos, Inc	11,762
22,964		Willis Group Holdings plc	1,029
56,694	e	Windstream Holdings, Inc	467
50,297	e	Wisconsin Energy Corp	2,653
390,628		WisdomTree Japan Hedged Equity Fund	19,231
90,171	*	Workday, Inc	7,359
20,000	*	WR Grace & Co	1,908
49,966		Wyndham Worldwide Corp	4,285
8,294		Wynn Resorts Ltd	1,234
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
137,999		Xcel Energy, Inc	$4,957
789,164		Xerox Corp	10,938
35,978		Xilinx, Inc	1,557
39,218		Xylem, Inc	1,493
1,885,534	*	Yahoo!, Inc	95,238
51,906		Yum! Brands, Inc	3,781
33,813		Zimmer Holdings, Inc	3,835
433,536		Zoetis Inc	18,655
		TOTAL UNITED STATES	10,877,928
		TOTAL COMMON STOCKS	18,966,575
		(Cost $16,589,157)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
25,874	m	APA Group	0	^
681,005	m	BGP Holdings plc	0	^
		TOTAL AUSTRALIA	0	^

SPAIN - 0.0%
306,323		Banco Bilbao Vizcaya Argentaria S.A.	29
296,823		Repsol S.A.	164
		TOTAL SPAIN	193

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc	91
		TOTAL UNITED STATES	91

		TOTAL RIGHTS / WARRANTS	284
		(Cost $242)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.9%
GOVERNMENT AGENCY DEBT - 0.1%
$4,000,000		Federal Home Loan Bank (FHLB)	0.070%	01/09/15	4,000
14,670,000	d	Federal National Mortgage Association (FNMA)	0.085	03/02/15	14,669
		TOTAL GOVERNMENT AGENCY DEBT			18,669

TREASURY DEBT - 0.7%
500,000	d	United States Treasury Bill	0.050	02/05/15	500
2,800,000	d	United States Treasury Bill	0.080	03/05/15	2,800
2,000,000	d	United States Treasury Bill	0.080	04/02/15	2,000
5,600,000		United States Treasury Bill	0.095	04/30/15	5,599
2,200,000		United States Treasury Bill	0.053	05/07/15	2,199
6,750,000	d	United States Treasury Bill	0.091-0.092	05/28/15	6,748
15,000,000		United States Treasury Bill	0.088	06/11/15	14,996
8,000,000		United States Treasury Bill	0.083	06/18/15	7,997
21,300,000	d	United States Treasury Bill	0.060-0.130	06/25/15	21,291
24,300,000	d	United States Treasury Bill	0.078-0.090	07/23/15	24,285
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000	d	United States Treasury Bill	0.073%	08/20/15	$9,990
23,000,000	d	United States Treasury Bill	0.093-0.113	09/17/15	22,972
15,000,000	d	United States Treasury Bill	0.096	10/15/15	14,979
		TOTAL TREASURY DEBT			136,356

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
CERTIFICATE OF DEPOSIT - 0.2%
15,000,000		Bank of Montreal	0.050	01/02/15	15,000
15,000,000		CIBC Bank and Trust Co	0.040	01/02/15	15,000
15,000,000		National Australia Bank Ltd	0.050	01/02/15	15,000
		TOTAL CERTIFICATE OF DEPOSIT			45,000

REPURCHASE AGREEMENT - 1.7%
45,000,000	n	BNP	0.050	01/02/15	45,000
43,000,000	o	Calyon	0.050	01/02/15	43,000
32,000,000	p	Citigroup	0.060	01/02/15	32,000
150,000,000	q	HSBC	0.060	01/07/15	150,000
50,000,000	r	Merrill Lynch	0.030	01/02/15	50,000
		TOTAL REPURCHASE AGREEMENT			320,000

VARIABLE RATE SECURITIES - 0.2%
1,232,473		Granite Master Issuer plc 2006	0.031	12/20/50	1,222
1,056,406		Granite Master Issuer plc 2007	0.020	12/20/50	1,048
1,122,550		Puma Finance Ltd	0.027	02/21/38	1,114
30,000,000		SLM Student Loan Trust 2007	0.274	01/25/19	29,766
1,559,078		SLM Student Loan Trust 2008	0.584	10/25/16	1,559
		TOTAL VARIABLE RATE SECURITIES			34,709

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			399,709

		TOTAL SHORT-TERM INVESTMENTS			554,734
		(Cost $554,914)
		TOTAL INVESTMENTS - 101.8%			19,521,593
		(Cost $17,144,313)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%			(349,818)
		NET ASSETS - 100.0%			$19,171,775
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $413,073,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/14 the aggregate value of these securities, including those in “Other,” is $3,785,000, or 0.0% of net assets.
m	Indicates a security that has been deemed illiquid.
n	Agreement with BNP, 0.05% dated 12/31/14 to be repurchased at $45,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $45,900,000.
o	Agreement with Calyon, 0.05% dated 12/31/14 to be repurchased at $43,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $43,860,000.
p	Agreement with Citigroup, 0.06% dated 12/31/14 to be repurchased at $32,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $32,640,0000.
q	Agreement with HSBC, 0.06% dated 12/31/14 to be repurchased at $150,000,000 on 1/07/15, collateralized by U.S. Government Agency Securities valued at $153,001,000.
r	Agreement with Merrill Lynch, 0.03% dated 12/31/14 to be repurchased at $50,000,000 on 1/02/15, collateralized by U.S. Government Agency Securities valued at $51,000,000.

Cost amounts are in thousands.
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR

December 31, 2014

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,753,156	19.6%
INFORMATION TECHNOLOGY	3,009,527	15.7
CONSUMER DISCRETIONARY	2,894,642	15.1
HEALTH CARE	2,646,502	13.8
INDUSTRIALS	2,175,024	11.3
CONSUMER STAPLES	1,510,221	7.9
ENERGY	1,212,287	6.3
MATERIALS	904,537	4.7
UTILITIES	458,013	2.4
TELECOMMUNICATION SERVICES	402,950	2.1
SHORT-TERM INVESTMENTS	554,739	2.9
OTHER ASSETS & LIABILITES, NET	(349,823)	(1.8)

NET ASSETS	$19,171,775	100.0%
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2014

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.7%
88,252		BorgWarner, Inc	$4,849
821,647		Delphi Automotive plc	59,750
1,250,000		General Motors Co	43,638
403,107		Gentex Corp	14,564
559,103		Goodyear Tire & Rubber Co	15,974
84,282		Harley-Davidson, Inc	5,555
68,691		Johnson Controls, Inc	3,321
491,354		Lear Corp	48,192
220,400		Magna International, Inc (Class A) (NY)	23,955
59,362	*,e	Mobileye NV	2,408
166,456		Renault S.A.	12,124
178,700	*	Tenneco, Inc	10,116
544,329	*,e	Tesla Motors, Inc	121,064
17,294		Thor Industries, Inc	966
		TOTAL AUTOMOBILES & COMPONENTS	366,476

BANKS - 0.3%
1,606,300		Huntington Bancshares, Inc	16,898
8,500	*,e	Nationstar Mortgage Holdings, Inc	240
42,405	*,e	Ocwen Financial Corp	640
67,282	*	Signature Bank	8,475
55,431	*	SVB Financial Group	6,434
548,500		Wells Fargo & Co	30,069
		TOTAL BANKS	62,756

CAPITAL GOODS - 5.4%
949,494		3M Co	156,021
12,552		A.O. Smith Corp	708
48,446		Acuity Brands, Inc	6,786
2,370		Air Lease Corp	81
36,315		Allegion plc	2,014
11,382		Alliant Techsystems, Inc	1,323
373,535		Allison Transmission Holdings, Inc	12,663
94,610		Ametek, Inc	4,979
17,544	*	Armstrong World Industries, Inc	897
40,620	*	BE Aerospace, Inc	2,357
751,890		Boeing Co	97,731
51,443		Caterpillar, Inc	4,709
28,578	*	Cheil Industries, Inc	4,108
38,963	e	Chicago Bridge & Iron Co NV	1,636
36,825	*,e	Colfax Corp	1,899
7,097		Crane Co	417
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
70,991		Cummins, Inc	$10,235
55,282		Danaher Corp	4,738
31,208	e	Deere & Co	2,761
49,053		Donaldson Co, Inc	1,895
47,505		Dover Corp	3,407
202,290		Emerson Electric Co	12,487
114,399	e	Fastenal Co	5,441
52,779		Flowserve Corp	3,158
37,575		Fluor Corp	2,278
326,564		Fortune Brands Home & Security, Inc	14,784
94,200		General Dynamics Corp	12,964
1,200,000		General Electric Co	30,324
22,787		Graco, Inc	1,827
39,771	*	HD Supply Holdings, Inc	1,173
36,787	*	Hexcel Corp	1,526
1,301,436		Honeywell International, Inc	130,039
3,305		Hubbell, Inc (Class B)	353
249,311		Huntington Ingalls	28,037
27,981		IDEX Corp	2,178
120,238		Illinois Tool Works, Inc	11,386
389,622		Ingersoll-Rand plc	24,698
8,020		ITT Corp	324
19,797	*	KLX, Inc	817
19,047		Lennox International, Inc	1,811
10,552		Lincoln Electric Holdings, Inc	729
229,192		Lockheed Martin Corp	44,135
52,538		Manitowoc Co, Inc	1,161
755,971		Masco Corp	19,050
148,978	*	Middleby Corp	14,764
17,924	*	MRC Global, Inc	271
18,252		MSC Industrial Direct Co (Class A)	1,483
4,576	*,e	Navistar International Corp	153
24,176		Nordson Corp	1,885
39,500		Northrop Grumman Corp	5,822
3,787	*,e	NOW, Inc	97
203,300		Oshkosh Truck Corp	9,890
347,300		Owens Corning, Inc	12,437
125,255		Paccar, Inc	8,519
180,754		Pall Corp	18,294
101,296		Parker Hannifin Corp	13,062
5,582		Pentair plc	371
55,851		Precision Castparts Corp	13,453
19,866	*	Quanta Services, Inc	564
196,525		Rockwell Automation, Inc	21,854
46,116		Rockwell Collins, Inc	3,896
403,829		Roper Industries, Inc	63,139
348,045		Safran S.A.	21,473
158,680		Snap-On, Inc	21,698
57,519	*,e	SolarCity Corp	3,076
248,351	*	Spirit Aerosystems Holdings, Inc (Class A)	10,689
6,140		Stanley Works	590
670,200		Textron, Inc	28,222
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,917		Timken Co	$82
73,380		Toro Co	4,682
20,420		TransDigm Group, Inc	4,009
687,681		Trinity Industries, Inc	19,262
4,483		Triumph Group, Inc	301
286,724	*	United Rentals, Inc	29,249
39,965		United Technologies Corp	4,596
37,010	*	USG Corp	1,036
313	e	Valmont Industries, Inc	40
537	*	Veritiv Corp	28
396,971		W.W. Grainger, Inc	101,184
140,186	*	WABCO Holdings, Inc	14,689
152,813		Westinghouse Air Brake Technologies Corp	13,278
157,333		Xylem, Inc	5,990
		TOTAL CAPITAL GOODS	1,146,173

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
138,600		Cintas Corp	10,872
17,201	*,e	Clean Harbors, Inc	826
649,228	e	CNH Industrial NV (NYSE)	5,233
43,671	*	Copart, Inc	1,594
16,306		Covanta Holding Corp	359
4,692		Dun & Bradstreet Corp	567
24,566		Equifax, Inc	1,987
26,242	*	IHS, Inc (Class A)	2,988
163,435		KAR Auction Services, Inc	5,663
118,700		Manpower, Inc	8,092
81,380		Nielsen Holdings NV	3,640
159,451		Pitney Bowes, Inc	3,886
9,063		R.R. Donnelley & Sons Co	152
53,050		Robert Half International, Inc	3,097
24,879		Rollins, Inc	823
510,647	*	Stericycle, Inc	66,936
154,831		Tyco International plc	6,791
1,882,646	*	Verisk Analytics, Inc	120,584
29,019		Waste Connections, Inc	1,277
18,636		Waste Management, Inc	956
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	246,323

CONSUMER DURABLES & APPAREL - 2.9%
20,225		Carter’s, Inc	1,766
105,378		Coach, Inc	3,958
123,384	*	Deckers Outdoor Corp	11,233
861,419		DR Horton, Inc	21,785
307,123	*	Fossil Group, Inc	34,011
5,917	*,e	GoPro, Inc	374
316,726		Hanesbrands, Inc	35,353
136,813		Harman International Industries, Inc	14,599
37,634	e	Hasbro, Inc	2,070
1,060,516	*	Jarden Corp	50,778
187,336	*	Kate Spade & Co	5,997
25,699		Leggett & Platt, Inc	1,095
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
4,276	e	Lennar Corp (Class A)	$192
143,757		LVMH Moet Hennessy Louis Vuitton S.A.	22,771
46,288		Mattel, Inc	1,432
199,406	*	Michael Kors Holdings Ltd	14,975
61,768		Newell Rubbermaid, Inc	2,353
1,784,610		Nike, Inc (Class B)	171,590
30,519	*	NVR, Inc	38,922
27,746		Phillips-Van Heusen Corp	3,556
25,444		Polaris Industries, Inc	3,848
1,249,400		Pulte Homes, Inc	26,812
175,259		Ralph Lauren Corp	32,451
811,000		Sony Corp	16,552
424,024	*	Tempur-Pedic International, Inc	23,283
320,900	*	Toll Brothers, Inc	10,997
18,940		Tupperware Corp	1,193
66,870	*	Under Armour, Inc (Class A)	4,541
871,852		VF Corp	65,302
2,614		Whirlpool Corp	506
		TOTAL CONSUMER DURABLES & APPAREL	624,295

CONSUMER SERVICES - 2.7%
995,938		ARAMARK Holdings Corp	31,023
24,372		Brinker International, Inc	1,430
25,510	*	Chipotle Mexican Grill, Inc (Class A)	17,462
57,395		Choice Hotels International, Inc	3,215
21,465		Domino’s Pizza, Inc	2,021
39,987		Dunkin Brands Group, Inc	1,705
978,000		Extended Stay America, Inc	18,885
295,722		H&R Block, Inc	9,960
462,049	*	Hilton Worldwide Holdings, Inc	12,055
528,874	*	Hyatt Hotels Corp	31,844
715,000		Interval Leisure Group, Inc	14,936
201,854		Las Vegas Sands Corp	11,740
732,050		Marriott International, Inc (Class A)	57,122
531,330		McDonald’s Corp	49,786
4,704,937	g	Merlin Entertainments plc	29,113
12,146	*	MGM Mirage	260
532,134	*	Norwegian Cruise Line Holdings Ltd	24,883
9,224	*,e	Panera Bread Co (Class A)	1,612
2,750	*	Restaurant Brands International LP	103
710,234	*	Restaurant Brands International, Inc	27,728
25,963		SeaWorld Entertainment, Inc	465
63,926		Service Corp International	1,451
11,752	*	ServiceMaster Global Holdings, Inc	315
226,793		Six Flags Entertainment Corp	9,786
1,716,093		Starbucks Corp	140,806
31,749		Starwood Hotels & Resorts Worldwide, Inc	2,574
283,643		Wyndham Worldwide Corp	24,325
31,300		Wynn Resorts Ltd	4,656
720,293		Yum! Brands, Inc	52,473
		TOTAL CONSUMER SERVICES	583,734
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 4.9%
415,979	*	Affiliated Managers Group, Inc	$88,287
479,187	*	Ally Financial, Inc	11,318
729,945		American Express Co	67,914
921,226		Ameriprise Financial, Inc	121,832
9,702		Artisan Partners Asset Management, Inc	490
77,515		BlackRock, Inc	27,716
630,100		Blackstone Group LP	21,316
216,900		Capital One Financial Corp	17,905
33,120		CBOE Holdings, Inc	2,101
1,887,325		Charles Schwab Corp	56,978
587,000		Discover Financial Services	38,443
45,258		Eaton Vance Corp	1,852
24,628	e	Federated Investors, Inc (Class B)	811
125,014		Franklin Resources, Inc	6,922
523,357		IntercontinentalExchange Group, Inc	114,767
427,561		Invesco Ltd	16,897
909,500	e	iShares Russell 1000 Growth Index Fund	86,957
401,458		Lazard Ltd (Class A)	20,085
73,173		Legg Mason, Inc	3,905
21,219		Leucadia National Corp	476
33,721		LPL Financial Holdings, Inc	1,502
1,077,698		McGraw-Hill Financial, Inc	95,894
1,557,619		Moody’s Corp	149,235
1,145,090		Morgan Stanley	44,430
19,911		MSCI, Inc (Class A)	945
15,104		NorthStar Asset Management Group, Inc	341
2,589		Santander Consumer USA Holdings, Inc	51
190,971		SEI Investments Co	7,647
52,582		SLM Corp	536
849,103	*	Synchrony Financial	25,261
101,275		T Rowe Price Group, Inc	8,696
360,180		TD Ameritrade Holding Corp	12,887
32,104		Waddell & Reed Financial, Inc (Class A)	1,599
		TOTAL DIVERSIFIED FINANCIALS	1,055,996

ENERGY - 2.7%
13,807		Anadarko Petroleum Corp	1,139
21,154	*,e	Antero Resources Corp	858
5,837	*	Atwood Oceanics, Inc	166
150,951		Baker Hughes, Inc	8,464
161,370		Cabot Oil & Gas Corp	4,778
50,566	*	Cameron International Corp	2,526
568,217	*	Cheniere Energy, Inc	40,002
46,863		Chesapeake Energy Corp	917
3,663		Cimarex Energy Co	388
123,713	*	Cobalt International Energy, Inc	1,100
168,401	*	Concho Resources, Inc	16,798
34,099	*,e	Continental Resources, Inc	1,308
2,580	e	CVR Energy, Inc	100
28,830	*	Dresser-Rand Group, Inc	2,358
15,700	*	Dril-Quip, Inc	1,205
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,464,347		EOG Resources, Inc	$134,822
53,127		EQT Corp	4,022
90,840	*	FMC Technologies, Inc	4,255
1,796	e	Frank’s International NV	30
27,602	*	Gulfport Energy Corp	1,152
755,808		Halliburton Co	29,726
24,710		Helmerich & Payne, Inc	1,666
12,800		Holly Corp	480
144,185		Kinder Morgan, Inc	6,100
360,464	*	Kosmos Energy LLC	3,024
26,323	*,e	Laredo Petroleum Holdings, Inc	272
314,566		Marathon Petroleum Corp	28,393
11,725	*	Memorial Resource Development Corp	211
14,080		Nabors Industries Ltd	183
82,111		National Oilwell Varco, Inc	5,381
347,026		Noble Energy, Inc	16,459
41,487	*,e	Oasis Petroleum, Inc	686
41,759		Oceaneering International, Inc	2,456
41,497		Oneok, Inc	2,066
28,701		Patterson-UTI Energy, Inc	476
10,224		PBF Energy, Inc	272
321,723		Phillips 66	23,068
55,322		Pioneer Natural Resources Co	8,235
11,938		Questar Market Resources, Inc	241
62,985		Range Resources Corp	3,367
20,697	*	Rice Energy, Inc	434
25,521		RPC, Inc	333
1,757,476		Schlumberger Ltd	150,106
44,409	e	Seadrill Ltd	530
8,728	*	Seventy Seven Energy, Inc	47
229,065	*	Southwestern Energy Co	6,251
25,780		St. Mary Land & Exploration Co	995
4,446		Superior Energy Services	90
14,583		Targa Resources Investments, Inc	1,547
8,380		Teekay Corp	426
115,839		Tesoro Corp	8,613
18,069	*,e	Ultra Petroleum Corp	238
2,467	*	Unit Corp	84
472,223		Valero Energy Corp	23,375
22,879	*	Whiting Petroleum Corp	755
288,358		Williams Cos, Inc	12,959
6,118		World Fuel Services Corp	287
		TOTAL ENERGY	566,220

FOOD & STAPLES RETAILING - 1.8%
812,018		Costco Wholesale Corp	115,104
1,030,102		CVS Corp	99,209
1,674,742		Kroger Co	107,535
1,222,234	*	Rite Aid Corp	9,191
38,136	*,e	Sprouts Farmers Market, Inc	1,296
84,730		Sysco Corp	3,363
624,550		Walgreens Boots Alliance, Inc	47,591
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
63,276		Wal-Mart Stores, Inc	$5,434
61,809		Whole Foods Market, Inc	3,116
		TOTAL FOOD & STAPLES RETAILING	391,839

FOOD, BEVERAGE & TOBACCO - 4.3%
2,404,071		Altria Group, Inc	118,449
591,775		Archer Daniels Midland Co	30,772
200,000		Associated British Foods plc	9,778
59,304		Brown-Forman Corp (Class B)	5,209
43,481		Campbell Soup Co	1,913
2,757,988		Coca-Cola Co	116,442
370,831		Coca-Cola Enterprises, Inc	16,398
134,398	*	Constellation Brands, Inc (Class A)	13,194
595,904		Dr Pepper Snapple Group, Inc	42,714
66,322		Flowers Foods, Inc	1,273
236,531		General Mills, Inc	12,614
35,516	*,e	Hain Celestial Group, Inc	2,070
57,685		Hershey Co	5,995
51,607		Hormel Foods Corp	2,689
70,484		Ingredion, Inc	5,980
90,393		Kellogg Co	5,915
310,965		Keurig Green Mountain, Inc	41,170
229,444		Kraft Foods Group, Inc	14,377
420,823		Lorillard, Inc	26,487
50,329		McCormick & Co, Inc	3,740
593,723		Mead Johnson Nutrition Co	59,693
130,000		Molson Coors Brewing Co (Class B)	9,688
287,900		Mondelez International, Inc	10,458
993,310	*	Monster Beverage Corp	107,625
1,329,217		PepsiCo, Inc	125,691
461,886		Philip Morris International, Inc	37,621
818,211	*,e	Pilgrim’s Pride Corp	26,829
89,984		Reynolds American, Inc	5,783
640,733	e	Suntory Beverage & Food Ltd	22,137
333,051		Tyson Foods, Inc (Class A)	13,352
391,912	*	WhiteWave Foods Co (Class A)	13,713
		TOTAL FOOD, BEVERAGE & TOBACCO	909,769

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
777,511		Abbott Laboratories	35,004
443,341		Aetna, Inc	39,382
135,087	*	Align Technology, Inc	7,553
26,575	*	Allscripts Healthcare Solutions, Inc	339
87,154		AmerisourceBergen Corp	7,858
347,000		Anthem, Inc	43,608
14,601	*,e	athenahealth, Inc	2,127
112,528		Bard (C.R.), Inc	18,749
209,274		Baxter International, Inc	15,338
184,609		Becton Dickinson & Co	25,690
43,934	*	Boston Scientific Corp	582
66,303	*	Brookdale Senior Living, Inc	2,431
261,989		Cardinal Health, Inc	21,150
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
477,618	*	Catamaran Corp	$24,717
155,711	*	Centene Corp	16,171
1,040,829	*	Cerner Corp	67,300
177,315		Cigna Corp	18,248
13,711		Cooper Cos, Inc	2,222
231,241	*	DaVita, Inc	17,514
15,932		Dentsply International, Inc	849
162,020	*	Edwards Lifesciences Corp	20,638
30,445	*	Envision Healthcare Holdings, Inc	1,056
260,429	*	Express Scripts Holding Co	22,051
14,830	*,e	Halyard Health, Inc	674
263,987	*	HCA Holdings, Inc	19,374
109,700	*	Health Net, Inc	5,872
248,900		Healthsouth Corp	9,573
32,906	*	Henry Schein, Inc	4,480
1,385		Hill-Rom Holdings, Inc	63
438,675	*	Hologic, Inc	11,730
88,200		Humana, Inc	12,668
49,064	*	Idexx Laboratories, Inc	7,275
28,757	*,e	IMS Health Holdings, Inc	737
140,625	*	Intuitive Surgical, Inc	74,382
12,678	*	Laboratory Corp of America Holdings	1,368
404,424		McKesson Corp	83,950
590,691	*	Olympus Corp	20,692
2,793		Patterson Cos, Inc	134
25,258	*	Pediatrix Medical Group, Inc	1,670
522,630	*	Premier, Inc	17,524
52,777	e	Resmed, Inc	2,959
13,328	*	Sirona Dental Systems, Inc	1,165
297,484		St. Jude Medical, Inc	19,345
77,313		Stryker Corp	7,293
37,785	*	Tenet Healthcare Corp	1,915
226,860		Universal Health Services, Inc (Class B)	25,241
40,109	*	Varian Medical Systems, Inc	3,470
14,894	*,e	Veeva Systems, Inc	393
4,259		Zimmer Holdings, Inc	483
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	745,007

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
73,511		Avon Products, Inc	690
52,414		Church & Dwight Co, Inc	4,131
41,172		Clorox Co	4,290
529,839		Colgate-Palmolive Co	36,660
188,603		Coty, Inc	3,897
1,942,236		Estee Lauder Cos (Class A)	147,998
30,443	e	Herbalife Ltd	1,148
120,491		Kimberly-Clark Corp	13,921
22,953	e	Nu Skin Enterprises, Inc (Class A)	1,003
60,180		Procter & Gamble Co	5,482
8,174		Spectrum Brands, Inc	782
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	220,002
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
INSURANCE - 0.8%
215,919		ACE Ltd	$24,805
240,800		Allstate Corp	16,916
4,831		American Financial Group, Inc	293
204,209		Aon plc	19,365
55,819		Arthur J. Gallagher & Co	2,628
346,400		Axis Capital Holdings Ltd	17,698
2,303		Brown & Brown, Inc	76
9,299		Erie Indemnity Co (Class A)	844
347,468		Marsh & McLennan Cos, Inc	19,889
346,700		Metlife, Inc	18,753
117,700		PartnerRe Ltd	13,433
163,400		Prudential Financial, Inc	14,781
6,735		Reinsurance Group of America, Inc (Class A)	590
145,900		Travelers Cos, Inc	15,444
		TOTAL INSURANCE	165,515

MATERIALS - 3.5%
28,659		Airgas, Inc	3,301
12,446	e	Albemarle Corp	748
950,000		Alcoa, Inc	15,001
5,721		Aptargroup, Inc	382
161,937		Avery Dennison Corp	8,401
939,406	*	Axalta Coating Systems Ltd	24,443
294,905		Ball Corp	20,104
881,049	*	Berry Plastics Group, Inc	27,797
2,747		Cabot Corp	120
1,170		Carpenter Technology Corp	58
5,597		Celanese Corp (Series A)	336
12,903		Compass Minerals International, Inc	1,120
482,475	*	Crown Holdings, Inc	24,558
3,527		Cytec Industries, Inc	163
389,301		Dow Chemical Co	17,756
380,662		Du Pont (E.I.) de Nemours & Co	28,146
19,729		Eagle Materials, Inc	1,500
356,787		Eastman Chemical Co	27,066
102,584		Ecolab, Inc	10,722
51,194		FMC Corp	2,920
973,900	*	Graphic Packaging Holding Co	13,265
54,650		Huntsman Corp	1,245
31,360		International Flavors & Fragrances, Inc	3,179
23,714		International Paper Co	1,271
735,941		LyondellBasell Industries AF S.C.A	58,426
23,886	e	Martin Marietta Materials, Inc	2,635
984,914		Monsanto Co	117,668
3,299		NewMarket Corp	1,331
39,567	*	Owens-Illinois, Inc	1,068
388,464		Packaging Corp of America	30,320
32,718	*	Platform Specialty Products Corp	760
622,857		PPG Industries, Inc	143,973
112,965		Praxair, Inc	14,636
2,109	e	Rayonier Advanced Materials, Inc	47
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
2,427		Rockwood Holdings, Inc	$191
46,448		RPM International, Inc	2,355
16,822		Scotts Miracle-Gro Co (Class A)	1,048
356,006		Sealed Air Corp	15,105
316,379		Sherwin-Williams Co	83,220
21,055		Sigma-Aldrich Corp	2,890
16,792		Silgan Holdings, Inc	900
54,934	e	Southern Copper Corp (NY)	1,549
8,088		Tahoe Resources, Inc	112
1,094		TimkenSteel Corp	41
149,500	e	United States Steel Corp	3,998
31,812		Valspar Corp	2,751
149,600	*,e	West Fraser Timber Co Ltd	8,559
284,873		Westlake Chemical Corp	17,403
24,667	*	WR Grace & Co	2,353
		TOTAL MATERIALS	746,941

MEDIA - 5.4%
23,022	*	AMC Networks, Inc	1,468
73,633	e	Cablevision Systems Corp (Class A)	1,520
183,458		CBS Corp (Class B)	10,153
30,609	*	Charter Communications, Inc	5,100
43,371		Cinemark Holdings, Inc	1,543
7,989		Clear Channel Outdoor Holdings, Inc (Class A)	85
6,233,714		Comcast Corp (Class A)	361,618
887,732	*	DIRECTV	76,966
290,977	*	Discovery Communications, Inc (Class A)	10,024
288,873	*	Discovery Communications, Inc (Class C)	9,741
532,970	*	DISH Network Corp (Class A)	38,848
969,200		Interpublic Group of Cos, Inc	20,130
30,639		Lamar Advertising Co	1,644
166,357	e	Lions Gate Entertainment Corp	5,327
28,259	*	Live Nation, Inc	738
7,625		Morningstar, Inc	493
99,701		Omnicom Group, Inc	7,724
6,458	e	Regal Entertainment Group (Class A)	138
40,790	e	Scripps Networks Interactive (Class A)	3,070
3,497,562	*	Sirius XM Holdings, Inc	12,241
860,000		Smiles S.A.	14,898
370,933	*	Starz-Liberty Capital	11,017
364,950		Time Warner Cable, Inc	55,494
1,435,500		Time Warner, Inc	122,620
221,000	*	Tribune Co	13,209
611,736		Twenty-First Century Fox, Inc	23,494
952,927		Viacom, Inc (Class B)	71,708
3,008,197		Walt Disney Co	283,342
		TOTAL MEDIA	1,164,353

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.4%
2,886,924		AbbVie, Inc	188,920
744,125	*	Actavis plc	191,545
16,996		Agilent Technologies, Inc	696
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
801,595	*	Alexion Pharmaceuticals, Inc	$148,319
1,422,821	*	Alkermes plc	83,320
549,910		Allergan, Inc	116,905
21,728	*	Alnylam Pharmaceuticals, Inc	2,108
866,470		Amgen, Inc	138,020
215,000		AstraZeneca plc	15,186
767,179		AstraZeneca plc (ADR)	53,994
664,101	*	Biogen Idec, Inc	225,429
498,607	*	BioMarin Pharmaceuticals, Inc	45,074
6,924		Bio-Techne Corp	640
2,265,588		Bristol-Myers Squibb Co	133,738
160,877	*	Bruker BioSciences Corp	3,156
3,366,536	*	Celgene Corp	376,581
8,136	*	Charles River Laboratories International, Inc	518
20,051	*	Covance, Inc	2,082
26,836	*,e	Cubist Pharmaceuticals, Inc	2,701
94,603	*	Endo International plc	6,823
3,233,343	*	Gilead Sciences, Inc	304,775
512,047	*	Illumina, Inc	94,514
55,764	*	Incyte Corp	4,077
4,750	*,e	Intercept Pharmaceuticals, Inc	741
59,771	*,e	Jazz Pharmaceuticals plc	9,786
171,818		Johnson & Johnson	17,967
20,546	*,e	Juno Therapeutics, Inc	1,073
184,929	*	Mallinckrodt plc	18,314
29,525	*	Medivation, Inc	2,941
158,679		Merck & Co, Inc	9,011
11,269	*	Mettler-Toledo International, Inc	3,408
837,064	*	Mylan Laboratories, Inc	47,185
263,507	*,e	Myriad Genetics, Inc	8,975
478,874		Novo Nordisk AS	20,256
7,203		PerkinElmer, Inc	315
882,661		Perrigo Co plc	147,546
342,605		Pfizer, Inc	10,672
23,483	*,e	Pharmacyclics, Inc	2,871
9,803	*	Quintiles Transnational Holdings, Inc	577
67,832	*	Regeneron Pharmaceuticals, Inc	27,828
185,622	*	Salix Pharmaceuticals Ltd	21,335
39,045	*,e	Seattle Genetics, Inc	1,255
545,453		Thermo Electron Corp	68,340
18,458	*	United Therapeutics Corp	2,390
91,057	*	Vertex Pharmaceuticals, Inc	10,818
8,040	*,e	VWR Corp	208
108,012	*	Waters Corp	12,175
1,554,182		Zoetis Inc	66,876
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,651,984

REAL ESTATE - 1.6%
319,228		American Tower Corp	31,556
31,030		Apartment Investment & Management Co (Class A)	1,153
3,042		Boston Properties, Inc	391
3,141,807	*	CBRE Group, Inc	107,607
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
24,193		Columbia Property Trust, Inc	$613
128,866		Crown Castle International Corp	10,142
147,363		Equity Lifestyle Properties, Inc	7,597
44,727		Extra Space Storage, Inc	2,623
16,803		Federal Realty Investment Trust	2,242
5,133		Gaming and Leisure Properties, Inc	151
6,657,545	e	Global Logistic Properties	12,412
66,927		Health Care REIT, Inc	5,064
6,004		Healthcare Trust of America, Inc	162
7,258	*	Howard Hughes Corp	947
63,858		Iron Mountain, Inc	2,469
58,731		Jones Lang LaSalle, Inc	8,805
171,435		NorthStar Realty Finance Corp	3,014
14,682	e	Omega Healthcare Investors, Inc	574
3,256		Outfront Media, Inc	87
32,043		Plum Creek Timber Co, Inc	1,371
51,123		Public Storage, Inc	9,450
6,289		Rayonier, Inc	176
1,347,307	*	Realogy Holdings Corp	59,942
320,010		Simon Property Group, Inc	58,277
22,840		Tanger Factory Outlet Centers, Inc	844
22,219		Taubman Centers, Inc	1,698
46,474		Ventas, Inc	3,332
11,758		Vornado Realty Trust	1,384
10,018		Weyerhaeuser Co	359
		TOTAL REAL ESTATE	334,442

RETAILING - 7.6%
5,812		Aaron’s, Inc	178
46,485		Abercrombie & Fitch Co (Class A)	1,331
154,983		Advance Auto Parts, Inc	24,686
929,732	*	Amazon.com, Inc	288,543
405,000	*,e	ASOS plc	16,102
101,291	*	Autonation, Inc	6,119
61,189	*	AutoZone, Inc	37,883
164,996	*	Bed Bath & Beyond, Inc	12,568
1,183,801		Best Buy Co, Inc	46,145
71,991		Big Lots, Inc	2,881
2,431	*,e	Cabela’s, Inc	128
918,425	*	Carmax, Inc	61,149
26,740		Chico’s FAS, Inc	433
2,266,022	*	Cnova NV	17,924
24,178		CST Brands, Inc	1,054
385,876	*	Ctrip.com International Ltd (ADR)	17,557
6,294		Dick’s Sporting Goods, Inc	313
137,081		Dillard’s, Inc (Class A)	17,160
91,214	*	Dollar General Corp	6,449
178,072	*	Dollar Tree, Inc	12,533
1,433,374		Expedia, Inc	122,353
34,849		Family Dollar Stores, Inc	2,760
49,932		Fast Retailing Co Ltd	18,170
679,769		Foot Locker, Inc	38,189
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
115,828	e	GameStop Corp (Class A)	$3,915
102,317		Gap, Inc	4,309
55,439		Genuine Parts Co	5,908
34,996		GNC Holdings, Inc	1,643
7,398,567	*,e	Groupon, Inc	61,112
2,916,978		Home Depot, Inc	306,195
470,000	*,e	JD.com, Inc (ADR)	10,876
99,756	e	Kohl’s Corp	6,089
116,083		L Brands, Inc	10,047
1,112,810	*	Liberty Interactive Corp	32,739
28,338	*	Liberty TripAdvisor Holdings, Inc	762
200,055	*	Liberty Ventures	7,546
116,339	*	LKQ Corp	3,271
1,337,240		Lowe’s Companies, Inc	92,002
831,462		Macy’s, Inc	54,669
6,270	*	Michaels Cos, Inc	155
96,646	*	Murphy USA, Inc	6,655
112,012	*	NetFlix, Inc	38,264
53,530		Nordstrom, Inc	4,250
152,096	*	O’Reilly Automotive, Inc	29,297
7,198		Penske Auto Group, Inc	353
38,259		Petsmart, Inc	3,110
39,385	*	Priceline.com, Inc	44,907
237,994		Ross Stores, Inc	22,433
44,991	*	Sally Beauty Holdings, Inc	1,383
9,209	*,e	Sears Holdings Corp	304
21,202		Signet Jewelers Ltd	2,790
23,832		Target Corp	1,809
317,457		Tiffany & Co	33,923
538,713		TJX Companies, Inc	36,945
53,397		Tractor Supply Co	4,209
43,005	*	TripAdvisor, Inc	3,211
209,313	*	Ulta Salon Cosmetics & Fragrance, Inc	26,759
29,110	*	Urban Outfitters, Inc	1,023
98,745	*,e	Wayfair, Inc	1,960
36,245		Williams-Sonoma, Inc	2,743
5,190	*,e	zulily, Inc	121
		TOTAL RETAILING	1,620,295

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
240,317	*,e	Advanced Micro Devices, Inc	642
156,532		Altera Corp	5,782
55,298		Analog Devices, Inc	3,070
3,222,339		Applied Materials, Inc	80,301
162,368	*	Atmel Corp	1,363
299,328		Avago Technologies Ltd	30,109
1,291,279		Broadcom Corp (Class A)	55,951
25,745	*,e	Cree, Inc	830
37,291	*,e	Freescale Semiconductor Holdings Ltd	941
219,000	*	Hynix Semiconductor, Inc	9,359
631,011		Intel Corp	22,899
58,349		Kla-Tencor Corp	4,103
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,077,667		Lam Research Corp	$85,502
91,230		Linear Technology Corp	4,160
1,129,700		Marvell Technology Group Ltd	16,381
100,080		Maxim Integrated Products, Inc	3,190
77,247	e	Microchip Technology, Inc	3,485
1,767,821	*	Micron Technology, Inc	61,891
341,716		Nvidia Corp	6,851
1,088,841	*	NXP Semiconductor NV	83,187
629,124	*	ON Semiconductor Corp	6,373
446,252		Skyworks Solutions, Inc	32,447
158,817	*,e	SunEdison, Inc	3,099
1,825	*,e	SunPower Corp	47
8,896		Teradyne, Inc	176
481,668		Texas Instruments, Inc	25,752
103,501		Xilinx, Inc	4,481
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	552,372

SOFTWARE & SERVICES - 20.4%
600,412		Accenture plc	53,623
123,199		Activision Blizzard, Inc	2,482
2,876,991	*	Adobe Systems, Inc	209,157
68,641	*	Akamai Technologies, Inc	4,322
643,953	*	Alibaba Group Holding Ltd (ADR)	66,932
119,181	*	Alliance Data Systems Corp	34,092
356,691		Amdocs Ltd	16,641
8,250	*	Ansys, Inc	676
147,800	*	AOL, Inc	6,824
1,712,056	*	Autodesk, Inc	102,826
185,808		Automatic Data Processing, Inc	15,491
26,734		Booz Allen Hamilton Holding Co	709
275,163		Broadridge Financial Solutions, Inc	12,707
108,848	*	Cadence Design Systems, Inc	2,065
61,815		CDK Global, Inc	2,520
430,908	*,e	Cimpress NV	32,249
262,609	*	Citrix Systems, Inc	16,754
557,810	*	Cognizant Technology Solutions Corp (Class A)	29,374
305,499		Computer Sciences Corp	19,262
12,453	*	CoStar Group, Inc	2,287
9,469		DST Systems, Inc	891
2,067,390	*	eBay, Inc	116,022
545,988	*	Electronic Arts, Inc	25,670
109,981		Equinix, Inc	24,936
4,981,529	*	Facebook, Inc	388,659
15,920	e	Factset Research Systems, Inc	2,241
12,645		Fidelity National Information Services, Inc	787
27,578	*,e	FireEye, Inc	871
96,061	*	Fiserv, Inc	6,817
50,408	*	FleetCor Technologies, Inc	7,496
52,869	*	Fortinet, Inc	1,621
34,787	*	Gartner, Inc	2,929
7,470	*	Genpact Ltd	141
320,928		Global Payments, Inc	25,909
729,963	*	Google, Inc	384,253
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
525,586	*	Google, Inc (Class A)	$278,907
33,287	*	HomeAway, Inc	991
42,319	*,e	Hortonworks, Inc	1,143
373,104		IAC/InterActiveCorp	22,681
38,410	*	Informatica Corp	1,465
890,691		International Business Machines Corp	142,902
3,056,013		Intuit, Inc	281,734
32,586		Jack Henry & Associates, Inc	2,025
6,096,526	*,e	Just Eat plc	29,428
1,010,000	e	King Digital Entertainment plc	15,514
375,825	*,e	LendingClub Corp	9,508
293,463	*	LinkedIn Corp	67,411
2,864,344	*	Mastercard, Inc (Class A)	246,792
9,662,711		Microsoft Corp	448,833
94,500		Netease.com (ADR)	9,369
15,636	*,e	NetSuite, Inc	1,707
4,505,636		Oracle Corp	202,618
78,973	*,e	Pandora Media, Inc	1,408
111,834		Paychex, Inc	5,163
161,151	*	PTC, Inc	5,906
45,351	*	Rackspace Hosting, Inc	2,123
1,234,294	*	Red Hat, Inc	85,339
421,700	*	Rovi Corp	9,526
17,486		Sabre Corp	354
3,419,009	*	Salesforce.com, Inc	202,781
215,567	*	ServiceNow, Inc	14,626
40,955	*	SolarWinds, Inc	2,041
25,831		Solera Holdings, Inc	1,322
45,433	*	Splunk, Inc	2,678
14,655	*	Tableau Software, Inc	1,242
166,100	*	Take-Two Interactive Software, Inc	4,656
1,300,000		Tencent Holdings Ltd	18,810
46,879	*,e	Teradata Corp	2,048
48,749		Total System Services, Inc	1,656
461,849	*	Twitter, Inc	16,567
194,319	*	Vantiv, Inc	6,591
42,862	*	VeriFone Systems, Inc	1,594
41,593	*,e	VeriSign, Inc	2,371
1,412,176		Visa, Inc (Class A)	370,273
500,116	*	VMware, Inc (Class A)	41,270
208,130	e	Western Union Co	3,728
36,205	*	Workday, Inc	2,955
2,976,297	*	Yahoo!, Inc	150,333
192,742	*,e	Yelp, Inc	10,549
11,734	*,e	Zillow, Inc	1,242
		TOTAL SOFTWARE & SERVICES	4,352,416

TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
42,373	*,e	3D Systems Corp	1,393
4,884,448	*,e	Alcatel S.A.	17,473
11,830,874	*	Alcatel-Lucent (ADR)	42,000
251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
121,184		Amphenol Corp (Class A)	$6,521
11,093,662	d	Apple, Inc	1,224,518
1,565	*,e	Arista Networks, Inc	95
149,357	*	ARRIS Group, Inc	4,509
9,842		Avnet, Inc	423
32,542		CDW Corp	1,145
24,479	*	CommScope Holding Co, Inc	559
634,609		Corning, Inc	14,552
24,248		Diebold, Inc	840
3,888	*	EchoStar Corp (Class A)	204
1,490,227		EMC Corp	44,319
140,815	*	F5 Networks, Inc	18,371
37,215		Flir Systems, Inc	1,202
7,508		Harris Corp	539
593,400		Hewlett-Packard Co	23,813
12,803	*,e	IPG Photonics Corp	959
36,147		Juniper Networks, Inc	807
8,498	*	Keysight Technologies, Inc	287
19,160		Motorola, Inc	1,285
38,723		National Instruments Corp	1,204
4,934	*	NCR Corp	144
670,640		NetApp, Inc	27,798
153,566	*	Palo Alto Networks, Inc	18,823
1,608,684		Qualcomm, Inc	119,574
62,334	*	Riverbed Technology, Inc	1,272
314,745		SanDisk Corp	30,839
371,700		Seagate Technology, Inc	24,718
11,145	*,e	Stratasys Ltd	926
100,339	*	Trimble Navigation Ltd	2,663
385,100		Western Digital Corp	42,631
19,613	*	Zebra Technologies Corp (Class A)	1,518
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,677,924

TELECOMMUNICATION SERVICES - 1.2%
12,935		CenturyTel, Inc	512
923,007	*	Level 3 Communications, Inc	45,578
49,665	*	SBA Communications Corp (Class A)	5,501
792,800		Softbank Corp	47,190
3,290,442		Verizon Communications, Inc	153,927
211,788	e	Windstream Holdings, Inc	1,745
4,666	*	Zayo Group Holdings, Inc	143
		TOTAL TELECOMMUNICATION SERVICES	254,596

TRANSPORTATION - 3.5%
494,575		Alaska Air Group, Inc	29,556
33,676		Amerco, Inc	9,573
278,092		American Airlines Group, Inc	14,914
257,715	*	Avis Budget Group, Inc	17,094
238,241		CH Robinson Worldwide, Inc	17,842
10,233	e	Copa Holdings S.A. (Class A)	1,061
1,198,857		Delta Air Lines, Inc	58,972
270,302		Expeditors International of Washington, Inc	12,058
252

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

					VALUE
SHARES		COMPANY			(000)
331,880		FedEx Corp			$57,634
17,455	*	Genesee & Wyoming, Inc (Class A)			1,570
2,483,420	*	Hertz Global Holdings, Inc			61,936
35,487		J.B. Hunt Transport Services, Inc			2,990
32,889		Kansas City Southern Industries, Inc			4,013
116,063	*	Kirby Corp			9,371
17,346		Landstar System, Inc			1,258
968,475	*,e	Latam Airlines Group S.A. (ADR)			11,602
139,798		Norfolk Southern Corp			15,323
23,741	*	Old Dominion Freight Line			1,843
180,000	*	Ryanair Holdings plc (ADR)			12,829
97,746		Ryder System, Inc			9,076
1,627,678		Southwest Airlines Co			68,883
27,999	*	Spirit Airlines, Inc			2,116
709,750	*	UAL Corp			47,475
1,931,030		Union Pacific Corp			230,044
351,188		United Parcel Service, Inc (Class B)			39,042
224,539	*	Virgin America, Inc			9,711
		TOTAL TRANSPORTATION			747,786

UTILITIES - 0.1%
446,373	*	Calpine Corp			9,878
111,350		Dominion Resources, Inc			8,563
57,418		ITC Holdings Corp			2,321
		TOTAL UTILITIES			20,762
		TOTAL COMMON STOCKS			21,207,976
		(Cost $16,378,138)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.5%
TREASURY DEBT - 0.5%
$1,300,000	d	United States Treasury Bill	0.080%	03/05/15	1,300
15,000,000		United States Treasury Bill	0.030	03/19/15	14,999
3,000,000	d	United States Treasury Bill	0.090	04/02/15	3,000
11,400,000	d	United States Treasury Bill	0.053	05/07/15	11,398
17,000,000	d	United States Treasury Bill	0.060	05/21/15	16,996
10,000,000		United States Treasury Bill	0.130	06/25/15	9,996
1,200,000		United States Treasury Bill	0.086	07/23/15	1,199
14,300,000	d	United States Treasury Bill	0.090-0.092	09/17/15	14,283
59,000,000	d	United States Treasury Bill	0.095-0.096	10/15/15	58,917
		TOTAL TREASURY DEBT			132,088

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
417,994,935	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			417,995
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			417,995
253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES	COMPANY	VALUE (000)
	TOTAL SHORT-TERM INVESTMENTS	$550,083
	(Cost $550,126)
	TOTAL INVESTMENTS - 101.8%	21,758,059
	(Cost $16,928,264)
	OTHER ASSETS & LIABILITIES, NET - (1.8)%	(390,132)
	NET ASSETS - 100.0%	$21,367,927

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $407,070,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/14 the aggregate value of these securities, including those in “Other,” is $29,112,000, or 0.1% of net assets.

Cost amounts are in thousands.
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2014

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
51,119	*	American Axle & Manufacturing Holdings, Inc	$1,155
173,046		BorgWarner, Inc	9,509
45,824		Cooper Tire & Rubber Co	1,588
10,380	*	Cooper-Standard Holding, Inc	601
116,351		Dana Holding Corp	2,529
20,588	*,e	Dorman Products, Inc	994
16,941		Drew Industries, Inc	865
14,344	*	Federal Mogul Corp (Class A)	231
2,910,427		Ford Motor Co	45,112
8,733	*	Fox Factory Holding Corp	142
11,841	*	Fuel Systems Solutions, Inc	130
1,199,137		General Motors Co	41,862
109,188		Gentex Corp	3,945
27,497	*	Gentherm, Inc	1,007
186,602		Goodyear Tire & Rubber Co	5,331
163,651		Harley-Davidson, Inc	10,786
497,762		Johnson Controls, Inc	24,062
61,452		Lear Corp	6,027
36,302	*	Modine Manufacturing Co	494
11,490	*	Motorcar Parts of America, Inc	357
11,007	e	Remy International, Inc	230
4,154	*	Shiloh Industries, Inc	65
30,024		Spartan Motors, Inc	158
15,087		Standard Motor Products, Inc	575
20,247	*	Stoneridge, Inc	260
2,693		Strattec Security Corp	222
17,815		Superior Industries International, Inc	353
46,120	*	Tenneco, Inc	2,611
71,570	*,e	Tesla Motors, Inc	15,918
33,978		Thor Industries, Inc	1,898
15,398	*	Tower International, Inc	393
82,566	*	TRW Automotive Holdings Corp	8,492
33,034	*	Visteon Corp	3,530
21,322	e	Winnebago Industries, Inc	464
		TOTAL AUTOMOBILES & COMPONENTS	191,896

BANKS - 6.0%
11,459		1st Source Corp	393
5,882	e	American National Bankshares, Inc	146
18,171		Ameris Bancorp	466
7,069	e	Ames National Corp	183
24,400		Apollo Residential Mortgage	385
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,344	e	Arrow Financial Corp	$202
127,805		Associated Banc-Corp	2,381
66,701		Astoria Financial Corp	891
22,313	e	Banc of California, Inc	256
5,016		Bancfirst Corp	318
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	646
73,283		Bancorpsouth, Inc	1,650
41,404		Bank Mutual Corp	284
7,880,832		Bank of America Corp	140,988
32,426		Bank of Hawaii Corp	1,923
4,416		Bank of Kentucky Financial Corp	213
3,864		Bank of Marin Bancorp	203
60,507		Bank of the Ozarks, Inc	2,294
17,629		BankFinancial Corp	209
70,225		BankUnited	2,034
12,411		Banner Corp	534
531,229		BB&T Corp	20,659
59,137		BBCN Bancorp, Inc	850
5,242	*	BBX Capital Corp	86
23,421	*	Beneficial Mutual Bancorp, Inc	287
17,538		Berkshire Hills Bancorp, Inc	468
8,326	*	Blue Hills Bancorp, Inc	113
13,481		BNC Bancorp	232
10,804	*,e	BofI Holding, Inc	841
20,505		BOK Financial Corp	1,231
59,217		Boston Private Financial Holdings, Inc	798
8,872		Bridge Bancorp, Inc	237
7,190	*	Bridge Capital Holdings	161
54,590		Brookline Bancorp, Inc	548
10,466		Bryn Mawr Bank Corp	328
5,527		Camden National Corp	220
16,948	*	Capital Bank Financial Corp	454
9,158		Capital City Bank Group, Inc	142
111,251		Capitol Federal Financial	1,422
22,480		Cardinal Financial Corp	446
21,201	*	Cascade Bancorp	110
60,166		Cathay General Bancorp	1,540
23,433		Centerstate Banks of Florida, Inc	279
11,733		Central Pacific Financial Corp	252
2,883		Century Bancorp, Inc	115
17,428		Charter Financial Corp	200
21,008		Chemical Financial Corp	644
145,799		CIT Group, Inc	6,974
2,276,696		Citigroup, Inc	123,192
9,568		Citizens & Northern Corp	198
131,446		Citizens Financial Group, Inc	3,268
10,721	e	City Holding Co	499
35,413		City National Corp	2,862
19,650		Clifton Bancorp, Inc	267
9,772		CNB Financial Corp	181
26,184		CoBiz, Inc	344
38,948		Columbia Banking System, Inc	1,075
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
137,759		Comerica, Inc	$6,453
62,675		Commerce Bancshares, Inc	2,726
32,481		Community Bank System, Inc	1,238
12,718		Community Trust Bancorp, Inc	466
7,261	*	CommunityOne Bancorp	83
18,360		ConnectOne Bancorp, Inc	349
5,720	*	CU Bancorp	124
39,527		Cullen/Frost Bankers, Inc	2,792
19,196	*	Customers Bancorp, Inc	374
80,226		CVB Financial Corp	1,285
23,810		Dime Community Bancshares	388
16,666	*	Eagle Bancorp, Inc	592
107,886		East West Bancorp, Inc	4,176
4,559		Enterprise Bancorp, Inc	115
14,785		Enterprise Financial Services Corp	292
10,062		ESB Financial Corp	191
31,561	*	Essent Group Ltd	811
63,330		EverBank Financial Corp	1,207
6,300	*,e	FCB Financial Holdings, Inc	155
7,387		Federal Agricultural Mortgage Corp (Class C)	224
12,551		Fidelity Southern Corp	202
644,558		Fifth Third Bancorp	13,133
10,211		Financial Institutions, Inc	257
15,337		First Bancorp (NC)	283
77,562	*	First Bancorp (Puerto Rico)	455
6,485		First Bancorp, Inc	117
58,052		First Busey Corp	378
3,088		First Business Financial Services, Inc	148
5,634		First Citizens Bancshares, Inc (Class A)	1,424
73,506		First Commonwealth Financial Corp	678
12,139		First Community Bancshares, Inc	200
13,926		First Connecticut Bancorp	227
7,726		First Defiance Financial Corp	263
44,691		First Financial Bancorp	831
48,150	e	First Financial Bankshares, Inc	1,439
8,954		First Financial Corp	319
12,796		First Financial Northwest, Inc	154
191,562		First Horizon National Corp	2,601
13,482		First Interstate Bancsystem, Inc	375
26,538		First Merchants Corp	604
57,533		First Midwest Bancorp, Inc	984
11,498	*	First NBC Bank Holding Co	405
263,698		First Niagara Financial Group, Inc	2,223
8,623		First of Long Island Corp	245
100,941		First Republic Bank	5,261
125,914		FirstMerit Corp	2,378
15,789	*	Flagstar Bancorp, Inc	248
23,200		Flushing Financial Corp	470
126,368		FNB Corp	1,683
11,394		Fox Chase Bancorp, Inc	190
10,443	*	Franklin Financial Corp	221
147,923		Fulton Financial Corp	1,828
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,476		German American Bancorp, Inc	$259
56,600		Glacier Bancorp, Inc	1,572
7,809		Great Southern Bancorp, Inc	310
23,534	*	Great Western Bancorp, Inc	536
11,166		Guaranty Bancorp	161
187,418	*	Hampton Roads Bankshares, Inc	315
63,724		Hancock Holding Co	1,956
23,963		Hanmi Financial Corp	523
10,342		Heartland Financial USA, Inc	280
15,254		Heritage Commerce Corp	135
22,833		Heritage Financial Corp	401
14,409		Heritage Oaks Bancorp	121
40,940		Home Bancshares, Inc	1,317
54,100	e	Home Loan Servicing Solutions Ltd	1,056
11,314		HomeStreet, Inc	197
16,046	*	HomeTrust Bancshares, Inc	267
6,700		Horizon Bancorp	175
404,335		Hudson City Bancorp, Inc	4,092
11,015		Hudson Valley Holding Corp	299
627,640		Huntington Bancshares, Inc	6,603
23,816		IBERIABANK Corp	1,544
17,904		Independent Bank Corp (MA)	766
17,558		Independent Bank Corp (MI)	229
6,960		Independent Bank Group, Inc	272
40,567		International Bancshares Corp	1,077
270,415		Investors Bancorp, Inc	3,035
2,836,554		JPMorgan Chase & Co	177,512
14,732	*,e	Kearny Financial Corp	203
668,896		Keycorp	9,298
11,600	*	Ladder Capital Corp	227
28,418		Lakeland Bancorp, Inc	332
12,420		Lakeland Financial Corp	540
29,696		LegacyTexas Financial Group, Inc	708
98,740	e	M&T Bank Corp	12,404
18,100		Macatawa Bank Corp	98
15,363		MainSource Financial Group, Inc	321
49,622		MB Financial, Inc	1,631
12,428		Mercantile Bank Corp	261
3,784		Merchants Bancshares, Inc	116
17,750	*	Meridian Bancorp, Inc	199
4,004		Meta Financial Group, Inc	140
256,905	*	MGIC Investment Corp	2,394
6,667		Midsouth Bancorp, Inc	116
5,257		MidWestOne Financial Group, Inc	151
31,114		National Bank Holdings Corp	604
5,351	e	National Bankshares, Inc	163
89,553		National Penn Bancshares, Inc	943
17,284	*,e	Nationstar Mortgage Holdings, Inc	487
30,007		NBT Bancorp, Inc	788
331,783	e	New York Community Bancorp, Inc	5,309
19,480	*	NewBridge Bancorp	170
38,864	*,e	NMI Holdings, Inc	355
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
36,323		Northfield Bancorp, Inc	$538
4,751		Northrim BanCorp, Inc	125
76,438		Northwest Bancshares, Inc	958
10,808		OceanFirst Financial Corp	185
80,446	*,e	Ocwen Financial Corp	1,215
33,903	e	OFG Bancorp	564
5,881	e	Old Line Bancshares, Inc	93
79,754		Old National Bancorp	1,187
3,990	*	Opus Bank	113
37,788		Oritani Financial Corp	582
14,467		Pacific Continental Corp	205
12,060	*	Pacific Premier Bancorp, Inc	209
77,286		PacWest Bancorp	3,513
2,932	e	Palmetto Bancshares, Inc	49
9,233	e	Park National Corp	817
33,018		Park Sterling Bank	243
8,389		Peapack Gladstone Financial Corp	156
2,964		Penns Woods Bancorp, Inc	146
10,509	*	Pennsylvania Commerce Bancorp, Inc	272
9,540	*	PennyMac Financial Services, Inc	165
6,808		Peoples Bancorp, Inc	177
5,712	e	Peoples Financial Services Corp	284
229,288	e	People’s United Financial, Inc	3,481
26,946		Pinnacle Financial Partners, Inc	1,065
400,952		PNC Financial Services Group, Inc	36,579
77,233	*	Popular, Inc	2,630
8,859		Preferred Bank	247
54,280		PrivateBancorp, Inc	1,813
52,920		Prosperity Bancshares, Inc	2,930
45,191		Provident Financial Services, Inc	816
144,848	e	Radian Group, Inc	2,422
1,037,893		Regions Financial Corp	10,960
23,438		Renasant Corp	678
6,104		Republic Bancorp, Inc (Class A)	151
24,950	*,e	Republic First Bancorp, Inc	94
20,998		S&T Bancorp, Inc	626
18,232		Sandy Spring Bancorp, Inc	475
11,148	*	Seacoast Banking Corp of Florida	153
12,568	e	ServisFirst Bancshares, Inc	414
8,919		Sierra Bancorp	157
35,982	*	Signature Bank	4,532
13,207		Simmons First National Corp (Class A)	537
18,506		South State Corp	1,241
15,736		Southside Bancshares, Inc	455
14,769		Southwest Bancorp, Inc	256
4,158	*	Square Financial, Inc	103
24,453		State Bank & Trust Co	489
67,412		Sterling Bancorp/DE	969
10,870		Stock Yards Bancorp, Inc	362
7,609		Stonegate Bank	225
10,313	*,e	Stonegate Mortgage Corp	123
7,140		Suffolk Bancorp	162
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,838	*	Sun Bancorp, Inc	$113
399,341		SunTrust Banks, Inc	16,732
141,602		Susquehanna Bancshares, Inc	1,902
38,583	*	SVB Financial Group	4,478
101,149		Synovus Financial Corp	2,740
13,285		Talmer Bancorp Inc	186
125,733		TCF Financial Corp	1,998
9,400		Territorial Bancorp, Inc	203
32,020	*	Texas Capital Bancshares, Inc	1,740
57,429		TFS Financial Corp	855
26,827	*	The Bancorp, Inc	292
11,138		Tompkins Trustco, Inc	616
22,376	e	TowneBank	338
4,100	*	Tree.com, Inc	198
12,050		Trico Bancshares	298
16,178	*	Tristate Capital Holdings, Inc	166
57,396		Trustco Bank Corp NY	417
49,168		Trustmark Corp	1,207
28,301		UMB Financial Corp	1,610
128,255		Umpqua Holdings Corp	2,182
35,077		Union Bankshares Corp	845
52,160	e	United Bankshares, Inc	1,953
38,132		United Community Banks, Inc	722
30,361		United Community Financial Corp	163
43,727		United Financial Bancorp, Inc (New)	628
12,704		Univest Corp of Pennsylvania	257
1,289,521		US Bancorp	57,964
172,796	e	Valley National Bancorp	1,678
11,958	*	Walker & Dunlop, Inc	210
79,809		Washington Federal, Inc	1,768
10,818		Washington Trust Bancorp, Inc	435
25,864		Waterstone Financial, Inc	340
68,818		Webster Financial Corp	2,239
3,579,245		Wells Fargo & Co	196,214
19,012		WesBanco, Inc	662
11,970		West Bancorporation, Inc	204
17,801	e	Westamerica Bancorporation	873
56,653	*	Western Alliance Bancorp	1,575
52,747		Wilshire Bancorp, Inc	534
35,315		Wintrust Financial Corp	1,651
6,851		WSFS Financial Corp	527
13,848	*	Yadkin Financial Corp	272
139,772		Zions Bancorporation	3,985
		TOTAL BANKS	1,036,266

CAPITAL GOODS - 7.8%
490,366		3M Co	80,577
57,151		A.O. Smith Corp	3,224
29,877		Aaon, Inc	669
29,552		AAR Corp	821
41,768	*	Accuride Corp	181
20,426		Aceto Corp	443
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
53,734		Actuant Corp (Class A)	$1,464
32,751		Acuity Brands, Inc	4,587
11,669		Advanced Drainage Systems, Inc	268
100,739	*	Aecom Technology Corp	3,059
28,439	*	Aegion Corp	529
14,335	*	Aerovironment, Inc	391
68,858	e	AGCO Corp	3,112
77,121		Air Lease Corp	2,646
48,819		Aircastle Ltd	1,043
5,366		Alamo Group, Inc	260
23,047		Albany International Corp (Class A)	876
76,324		Allegion plc	4,233
24,178		Alliant Techsystems, Inc	2,811
100,674		Allison Transmission Holdings, Inc	3,413
20,492		Altra Holdings, Inc	582
13,776	*	Ameresco, Inc	96
7,032	e	American Railcar Industries, Inc	362
7,536		American Science & Engineering, Inc	391
8,518	*	American Woodmark Corp	344
184,417		Ametek, Inc	9,706
25,458		Apogee Enterprises, Inc	1,079
32,556		Applied Industrial Technologies, Inc	1,484
9,512		Argan, Inc	320
40,683	*	Armstrong World Industries, Inc	2,080
73,992	*	ArvinMeritor, Inc	1,121
15,638		Astec Industries, Inc	615
14,118	*	Astronics Corp	781
19,364		AZZ, Inc	909
80,147		Babcock & Wilcox Co	2,428
39,660		Barnes Group, Inc	1,468
77,158	*	BE Aerospace, Inc	4,477
37,178	*	Beacon Roofing Supply, Inc	1,034
35,059	*	Blount International, Inc	616
546,525		Boeing Co	71,037
36,516		Briggs & Stratton Corp	746
33,815	*	Builders FirstSource, Inc	232
13,167	*	CAI International, Inc	305
274,193	*,e	Capstone Turbine Corp	203
48,667		Carlisle Cos, Inc	4,392
468,569		Caterpillar, Inc	42,888
21,046	*	Chart Industries, Inc	720
74,655	e	Chicago Bridge & Iron Co NV	3,134
12,832		CIRCOR International, Inc	774
37,827		Clarcor, Inc	2,521
72,189	*,e	Colfax Corp	3,723
14,727		Columbus McKinnon Corp	413
33,040		Comfort Systems USA, Inc	566
18,507	*	Commercial Vehicle Group, Inc	123
9,174	*	Continental Building Products Inc	163
36,855		Crane Co	2,163
15,215		Cubic Corp	801
137,730		Cummins, Inc	19,857
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
35,284		Curtiss-Wright Corp	$2,491
454,918		Danaher Corp	38,991
272,105	e	Deere & Co	24,073
57,673	*	DigitalGlobe, Inc	1,786
108,503		Donaldson Co, Inc	4,191
21,128		Douglas Dynamics, Inc	453
124,825		Dover Corp	8,952
8,048	*	Ducommun, Inc	203
9,738	*	DXP Enterprises, Inc	492
25,816	*	Dycom Industries, Inc	906
11,541		Dynamic Materials Corp	185
356,846		Eaton Corp	24,251
50,074		EMCOR Group, Inc	2,228
525,081		Emerson Electric Co	32,413
15,305		Encore Wire Corp	571
34,170	*,e	Energy Recovery, Inc	180
35,662		EnerSys	2,201
12,394	*	Engility Holdings, Inc	530
11,300	*,e	Enphase Energy, Inc	161
17,204	*	EnPro Industries, Inc	1,080
2,980	*,e	Erickson Air-Crane, Inc	25
20,938		ESCO Technologies, Inc	773
23,350	*	Esterline Technologies Corp	2,561
141,494		Exelis, Inc	2,480
221,181	e	Fastenal Co	10,519
50,117		Federal Signal Corp	774
102,556		Flowserve Corp	6,136
120,516		Fluor Corp	7,307
126,637		Fortune Brands Home & Security, Inc	5,733
36,490		Franklin Electric Co, Inc	1,369
10,761		Freightcar America, Inc	283
169,616	*,e	FuelCell Energy, Inc	261
25,764	*	Furmanite Corp	201
34,938		GATX Corp	2,010
46,010	*,e	GenCorp, Inc	842
52,047	*,e	Generac Holdings, Inc	2,434
37,226		General Cable Corp	555
227,609		General Dynamics Corp	31,324
7,515,628		General Electric Co	189,920
8,759	*,e	General Finance Corp	86
22,869	*	Gibraltar Industries, Inc	372
16,574		Global Brass & Copper Holdings, Inc	218
12,250		Global Power Equipment Group, Inc	169
16,191		Gorman-Rupp Co	520
45,964		Graco, Inc	3,685
93,933	*,e	GrafTech International Ltd	475
9,470		Graham Corp	272
29,395		Granite Construction, Inc	1,118
44,924	*	Great Lakes Dredge & Dock Corp	385
21,031	e	Greenbrier Cos, Inc	1,130
34,315		Griffon Corp	456
23,777		H&E Equipment Services, Inc	668
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
61,544		Harsco Corp	$1,163
80,442	*	HD Supply Holdings, Inc	2,372
49,798		Heico Corp	3,008
74,087	*	Hexcel Corp	3,074
41,775		Hillenbrand, Inc	1,441
586,573		Honeywell International, Inc	58,610
12,024		Houston Wire & Cable Co	144
44,493		Hubbell, Inc (Class B)	4,753
37,178		Huntington Ingalls	4,181
4,796		Hurco Cos, Inc	164
7,224		Hyster-Yale Materials Handling, Inc	529
60,981		IDEX Corp	4,747
39,772	*	II-VI, Inc	543
245,912		Illinois Tool Works, Inc	23,288
204,877		Ingersoll-Rand plc	12,987
13,472		Insteel Industries, Inc	318
68,395		ITT Corp	2,767
98,921	*	Jacobs Engineering Group, Inc	4,421
21,706		John Bean Technologies Corp	713
75,852		Joy Global, Inc	3,529
9,545		Kadant, Inc	407
21,747		Kaman Corp	872
112,424		KBR, Inc	1,906
59,735		Kennametal, Inc	2,138
24,548	*,e	KEYW Holding Corp	255
38,579	*	KLX, Inc	1,591
40,842	*	Kratos Defense & Security Solutions, Inc	205
65,265		L-3 Communications Holdings, Inc	8,237
13,874	*,e	Layne Christensen Co	132
7,262		LB Foster Co (Class A)	353
37,233		Lennox International, Inc	3,540
59,421		Lincoln Electric Holdings, Inc	4,105
10,010	e	Lindsay Manufacturing Co	858
6,398	*	LMI Aerospace, Inc	90
203,203		Lockheed Martin Corp	39,131
12,960		LSI Industries, Inc	88
12,907	*	Lydall, Inc	424
8,938	*,e	Manitex International, Inc	114
100,071		Manitowoc Co, Inc	2,212
272,388		Masco Corp	6,864
22,281	*	Masonite International Corp	1,369
48,078	*	Mastec, Inc	1,087
42,810	*	Middleby Corp	4,242
7,280		Miller Industries, Inc	151
34,691	*	Moog, Inc (Class A)	2,568
65,659	*	MRC Global, Inc	995
34,779		MSC Industrial Direct Co (Class A)	2,826
42,636		Mueller Industries, Inc	1,456
118,277		Mueller Water Products, Inc (Class A)	1,211
14,064	*	MYR Group, Inc	385
3,938	e	National Presto Industries, Inc	229
41,173	*,e	Navistar International Corp	1,378
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,754	*	NCI Building Systems, Inc	$366
12,459		NN, Inc	256
5,698	*	Norcraft Cos, Inc	110
48,825		Nordson Corp	3,806
6,979	*	Nortek, Inc	568
150,412		Northrop Grumman Corp	22,169
8,845	*	Northwest Pipe Co	266
81,084	*,e	NOW, Inc	2,086
12,556		Omega Flex, Inc	475
44,747	*	Orbital Sciences Corp	1,203
19,593	*	Orion Marine Group, Inc	217
64,452		Oshkosh Truck Corp	3,136
89,090		Owens Corning, Inc	3,190
266,790		Paccar, Inc	18,144
81,996		Pall Corp	8,299
110,834		Parker Hannifin Corp	14,292
6,248	*	Patrick Industries, Inc	275
146,597		Pentair plc	9,737
28,503	*	Perini Corp	686
36,380	*	Pgt, Inc	350
125,956	*,e	Plug Power, Inc	378
12,258	*	Ply Gem Holdings, Inc	171
33,167	*,e	Polypore International, Inc	1,561
7,077		Powell Industries, Inc	347
3,314	*,e	Power Solutions International, Inc	171
14,420	*,e	PowerSecure International, Inc	168
108,495		Precision Castparts Corp	26,134
1,801		Preformed Line Products Co	98
28,783		Primoris Services Corp	669
17,206	*,e	Proto Labs, Inc	1,156
28,579		Quanex Building Products Corp	537
159,563	*	Quanta Services, Inc	4,530
27,582		Raven Industries, Inc	690
234,473		Raytheon Co	25,363
18,319		RBC Bearings, Inc	1,182
34,163		Regal-Beloit Corp	2,569
54,254	*,e	Revolution Lighting Technologies, Inc	73
56,742	*	Rexnord Corp	1,601
103,811		Rockwell Automation, Inc	11,544
102,927		Rockwell Collins, Inc	8,695
74,169		Roper Industries, Inc	11,596
26,334	*	Rush Enterprises, Inc (Class A)	844
1,869		SIFCO Industries, Inc	55
31,268		Simpson Manufacturing Co, Inc	1,082
43,514		Snap-On, Inc	5,950
32,188	*,e	SolarCity Corp	1,721
7,959	*	Sparton Corp	226
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	3,908
33,223		SPX Corp	2,855
9,752		Standex International Corp	753
118,173		Stanley Works	11,354
12,518	*	Sterling Construction Co, Inc	80
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,746	*	Stock Building Supply Holdings, Inc	$165
16,194		Sun Hydraulics Corp	638
26,344	e	TAL International Group, Inc	1,148
38,585	*,e	Taser International, Inc	1,022
28,168	*	Teledyne Technologies, Inc	2,894
13,262		Tennant Co	957
84,391		Terex Corp	2,353
15,040	e	Textainer Group Holdings Ltd	516
211,415		Textron, Inc	8,903
7,401	*,e	The ExOne Company	124
24,419	*	Thermon Group Holdings	591
61,779		Timken Co	2,637
33,155	e	Titan International, Inc	352
11,613	*,e	Titan Machinery, Inc	162
42,710		Toro Co	2,725
39,994		TransDigm Group, Inc	7,853
26,406	*	Trex Co, Inc	1,124
34,233	*	Trimas Corp	1,071
117,311		Trinity Industries, Inc	3,286
39,203		Triumph Group, Inc	2,635
6,504		Twin Disc, Inc	129
72,971	*	United Rentals, Inc	7,444
687,057		United Technologies Corp	79,012
14,766		Universal Forest Products, Inc	786
61,524	*	USG Corp	1,722
20,359	e	Valmont Industries, Inc	2,586
7,860	*	Vectrus, Inc	215
6,270	*	Veritiv Corp	325
12,845	*	Vicor Corp	155
43,350		W.W. Grainger, Inc	11,050
52,045	*	Wabash National Corp	643
42,633	*	WABCO Holdings, Inc	4,467
19,517		Watsco, Inc	2,088
21,144		Watts Water Technologies, Inc (Class A)	1,341
33,347	*,e	WESCO International, Inc	2,541
73,575		Westinghouse Air Brake Technologies Corp	6,393
50,082		Woodward Governor Co	2,466
8,335	*	Xerium Technologies, Inc	132
139,358		Xylem, Inc	5,305
		TOTAL CAPITAL GOODS	1,332,479

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	1,183
37,820	e	Acacia Research (Acacia Technologies)	641
87,875	*	ACCO Brands Corp	792
16,355		Administaff, Inc	554
132,139	e	ADT Corp	4,787
27,004	*	Advisory Board Co	1,323
16,280	e	American Ecology Corp	653
26,021	*	ARC Document Solutions, Inc	266
6,166		Barrett Business Services, Inc	169
35,197		Brady Corp (Class A)	962
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
35,828		Brink’s Co	$875
29,675	*	Casella Waste Systems, Inc (Class A)	120
35,493	*	CBIZ, Inc	304
10,344		CDI Corp	183
16,272	e	Ceco Environmental Corp	253
38,005	*,e	Cenveo, Inc	80
74,328		Cintas Corp	5,830
71,226		Civeo Corp	293
46,034	*,e	Clean Harbors, Inc	2,212
84,979	*	Copart, Inc	3,101
25,057		Corporate Executive Board Co	1,817
87,736		Corrections Corp of America	3,188
80,750		Covanta Holding Corp	1,777
8,400	*	CRA International, Inc	255
37,676		Deluxe Corp	2,345
28,017		Dun & Bradstreet Corp	3,389
20,052		Ennis, Inc	270
92,429		Equifax, Inc	7,475
9,836		Exponent, Inc	811
9,375	*	Franklin Covey Co	181
32,036	*	FTI Consulting, Inc	1,238
15,088		G & K Services, Inc (Class A)	1,069
12,104	*	GP Strategies Corp	411
51,852		Healthcare Services Group	1,604
14,300		Heidrick & Struggles International, Inc	330
5,613	*	Heritage-Crystal Clean, Inc	69
43,782		Herman Miller, Inc	1,288
18,011	*	Hill International, Inc	69
33,809		HNI Corp	1,726
17,734	*	Huron Consulting Group, Inc	1,213
14,961	*	ICF International, Inc	613
114,792	*	ICO Global Communications Holdings Ltd	158
51,546	*	IHS, Inc (Class A)	5,870
33,730	*	Innerworkings, Inc	263
50,709		Interface, Inc	835
105,770		KAR Auction Services, Inc	3,665
20,372		Kelly Services, Inc (Class A)	347
21,985		Kforce, Inc	530
25,171		Kimball International, Inc (Class B)	230
35,963		Knoll, Inc	761
38,704	*	Korn/Ferry International	1,113
58,553		Manpower, Inc	3,992
25,301		Matthews International Corp (Class A)	1,231
19,108		McGrath RentCorp	685
13,300	*	Mistras Group, Inc	244
35,372		Mobile Mini, Inc	1,433
21,996		MSA Safety, Inc	1,168
8,734		Multi-Color Corp	484
40,393	*	Navigant Consulting, Inc	621
213,027		Nielsen Holdings NV	9,529
4,943	*	NL Industries, Inc	43
41,074	*	On Assignment, Inc	1,363
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
6,193	*,e	Paylocity Holding Corp	$162
22,392	*	Performant Financial Corp	149
152,067		Pitney Bowes, Inc	3,706
19,286		Quad	443
8,621	*,e	Quest Resource Holding Corp	12
146,914		R.R. Donnelley & Sons Co	2,469
198,459		Republic Services, Inc	7,988
32,857		Resources Connection, Inc	540
103,581		Robert Half International, Inc	6,047
48,594		Rollins, Inc	1,608
39,749	*	RPX Corp	548
12,140	*	SP Plus Corp	306
64,080		Steelcase, Inc (Class A)	1,150
63,252	*	Stericycle, Inc	8,291
15,368	*	Team, Inc	622
47,935		Tetra Tech, Inc	1,280
48,500		Towers Watson & Co	5,489
11,837	*	TriNet Group, Inc	370
30,958	*	TrueBlue, Inc	689
321,345		Tyco International plc	14,094
11,064		Unifirst Corp	1,344
31,063		United Stationers, Inc	1,310
126,116	*	Verisk Analytics, Inc	8,078
15,178		Viad Corp	405
2,793		VSE Corp	184
26,743	*	WageWorks, Inc	1,727
91,756		Waste Connections, Inc	4,036
348,412		Waste Management, Inc	17,880
29,070		West Corp	959
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	182,170

CONSUMER DURABLES & APPAREL - 1.6%
9,523		Arctic Cat, Inc	338
21,459	*,e	Beazer Homes USA, Inc	415
23,174	*,e	Black Diamond, Inc	203
68,196		Brunswick Corp	3,496
58,438		Callaway Golf Co	450
40,586		Carter’s, Inc	3,544
6,619	*	Cavco Industries, Inc	525
22,760	*	Century Communities, Inc	393
204,773		Coach, Inc	7,691
18,878		Columbia Sportswear Co	841
68,785	*	CROCS, Inc	859
5,480		CSS Industries, Inc	151
6,895		Culp, Inc	150
26,041	*	Deckers Outdoor Corp	2,371
11,720	*	Dixie Group, Inc	107
214,302		DR Horton, Inc	5,420
7,865		Escalade, Inc	119
18,783		Ethan Allen Interiors, Inc	582
3,461		Flexsteel Industries, Inc	112
35,123	*	Fossil Group, Inc	3,890
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
90,189	e	Garmin Ltd	$4,765
13,268	*	G-III Apparel Group Ltd	1,340
15,629	*,e	GoPro, Inc	988
74,818		Hanesbrands, Inc	8,351
51,667		Harman International Industries, Inc	5,513
87,267	e	Hasbro, Inc	4,799
21,693	*	Helen of Troy Ltd	1,411
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	385
34,721	*,e	Iconix Brand Group, Inc	1,173
6,890	*	Installed Building Products Inc	123
21,039	*,e	iRobot Corp	731
20,248	*,e	Jakks Pacific, Inc	138
145,246	*	Jarden Corp	6,954
3,583		Johnson Outdoors, Inc	112
97,088	*	Kate Spade & Co	3,108
63,287	e	KB Home	1,047
39,237		La-Z-Boy, Inc	1,053
52,779	*,e	Leapfrog Enterprises, Inc	249
105,108		Leggett & Platt, Inc	4,479
126,090	e	Lennar Corp (Class A)	5,650
10,716	*,e	LGI Homes, Inc	160
16,013	*	Libbey, Inc	503
7,210		Lifetime Brands, Inc	124
16,714	*	M/I Homes, Inc	384
9,100	*	Malibu Boats Inc	175
8,407		Marine Products Corp	71
253,542		Mattel, Inc	7,846
29,150	e	MDC Holdings, Inc	772
28,574	*	Meritage Homes Corp	1,028
153,320	*	Michael Kors Holdings Ltd	11,514
46,185	*	Mohawk Industries, Inc	7,175
12,667		Movado Group, Inc	359
4,424		Nacco Industries, Inc (Class A)	263
22,756	*	Nautilus, Inc	345
6,504	*	New Home Co Inc	94
206,517		Newell Rubbermaid, Inc	7,866
523,494		Nike, Inc (Class B)	50,334
3,356	*	NVR, Inc	4,280
10,973		Oxford Industries, Inc	606
8,860	*	Perry Ellis International, Inc	230
61,650		Phillips-Van Heusen Corp	7,902
49,324		Polaris Industries, Inc	7,460
34,091		Pool Corp	2,163
287,099		Pulte Homes, Inc	6,161
161,179	*,e	Quiksilver, Inc	356
44,148		Ralph Lauren Corp	8,174
35,106		Ryland Group, Inc	1,354
12,710	*,e	Sequential Brands Group, Inc	166
29,390	*	Skechers U.S.A., Inc (Class A)	1,624
12,508	*	Skullcandy, Inc	115
48,359	*,e	Smith & Wesson Holding Corp	458
112,658	*	Standard-Pacific Corp	821
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
45,166	*	Steven Madden Ltd	$1,438
14,503	e	Sturm Ruger & Co, Inc	502
24,241	*	Taylor Morrison Home Corp	458
45,528	*	Tempur-Pedic International, Inc	2,500
132,536	*	Toll Brothers, Inc	4,542
107,000	*	TRI Pointe Homes, Inc	1,632
36,378	*	Tumi Holdings, Inc	863
38,199		Tupperware Corp	2,407
5,056	*,e	Turtle Beach Corp	16
5,823	*	UCP, Inc (Class A)	61
127,428	*	Under Armour, Inc (Class A)	8,652
10,905	*	Unifi, Inc	324
11,370	*	Universal Electronics, Inc	739
16,444	*,e	Vera Bradley, Inc	335
259,479		VF Corp	19,435
9,200	*	Vince Holding Corp	241
8,501	*	WCI Communities, Inc	166
5,214		Weyco Group, Inc	155
58,219		Whirlpool Corp	11,279
13,294	*	William Lyon Homes, Inc	269
76,448	e	Wolverine World Wide, Inc	2,253
		TOTAL CONSUMER DURABLES & APPAREL	273,176

CONSUMER SERVICES - 2.1%
7,931	*,e	2U, Inc	156
13,862	*	American Public Education, Inc	511
69,950	*	Apollo Group, Inc (Class A)	2,386
25,000		ARAMARK Holdings Corp	779
11,587	*	Ascent Media Corp (Series A)	613
71,477	*	Belmond Ltd.	884
18,782	*	BJ’s Restaurants, Inc	943
58,200	*	Bloomin’ Brands, Inc	1,441
21,179	e	Bob Evans Farms, Inc	1,084
58,143	*	Boyd Gaming Corp	743
14,947	*	Bravo Brio Restaurant Group, Inc	208
13,548	*	Bridgepoint Education, Inc	153
23,382	*	Bright Horizons Family Solutions	1,099
50,290		Brinker International, Inc	2,952
14,166	*	Buffalo Wild Wings, Inc	2,555
27,726	*,e	Caesars Acquisition Co	286
38,423	*,e	Caesars Entertainment Corp	603
8,131		Capella Education Co	626
46,334	*	Career Education Corp	322
318,100		Carnival Corp	14,419
12,748		Carriage Services, Inc	267
27,792	*	Carrols Restaurant Group, Inc	212
14,608	e	CBRL Group, Inc	2,056
37,810		Cheesecake Factory	1,902
54,819	*,e	Chegg, Inc	379
23,368	*	Chipotle Mexican Grill, Inc (Class A)	15,996
26,423		Choice Hotels International, Inc	1,480
10,504		Churchill Downs, Inc	1,001
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,474	*	Chuy’s Holdings, Inc	$245
15,700		ClubCorp Holdings, Inc	282
5,623	e	Collectors Universe	117
100,344		Darden Restaurants, Inc	5,883
17,725	*	Del Frisco’s Restaurant Group, Inc	421
75,312	*	Denny’s Corp	776
48,007		DeVry, Inc	2,279
26,852	*	Diamond Resorts International, Inc	749
12,442		DineEquity, Inc	1,290
42,657		Domino’s Pizza, Inc	4,017
81,221		Dunkin Brands Group, Inc	3,464
6,804	*,e	El Pollo Loco Holdings, Inc	136
11,217	*	Empire Resorts, Inc	87
3,282	*,e	Famous Dave’s of America, Inc	86
20,469	*	Fiesta Restaurant Group, Inc	1,245
2,614		Graham Holdings Co	2,258
34,464	*	Grand Canyon Education, Inc	1,608
205,098		H&R Block, Inc	6,908
102,800	*	Hilton Worldwide Holdings, Inc	2,682
82,847	*	Houghton Mifflin Harcourt Co	1,716
31,491	*	Hyatt Hotels Corp	1,896
4,863	*	Ignite Restaurant Group, Inc	38
186,370		International Game Technology	3,215
20,955		International Speedway Corp (Class A)	663
33,777		Interval Leisure Group, Inc	706
13,700	*	Intrawest Resorts Holdings Inc	164
15,534	*	Isle of Capri Casinos, Inc	130
30,287		Jack in the Box, Inc	2,422
12,737	*	Jamba, Inc	192
26,055	*	K12, Inc	309
51,222	*	Krispy Kreme Doughnuts, Inc	1,011
33,801	*	La Quinta Holdings, Inc	746
283,236		Las Vegas Sands Corp	16,473
3,365	*	Liberty Tax, Inc	120
30,327	*	Life Time Fitness, Inc	1,717
61,345	*	LifeLock, Inc	1,136
14,891		Marcus Corp	276
167,829		Marriott International, Inc (Class A)	13,096
21,460		Marriott Vacations Worldwide Corp	1,600
740,773		McDonald’s Corp	69,410
282,640	*	MGM Mirage	6,043
7,140	*	Monarch Casino & Resort, Inc	118
23,956	*	Morgans Hotel Group Co	188
2,018	*	Nathan’s Famous, Inc	161
8,091	*,e	Noodles & Co	213
67,869	*	Norwegian Cruise Line Holdings Ltd	3,174
18,433	*,e	Panera Bread Co (Class A)	3,222
24,166		Papa John’s International, Inc	1,348
19,603	*	Papa Murphy’s Holdings, Inc	228
60,160	*	Penn National Gaming, Inc	826
43,980	*,e	Pinnacle Entertainment, Inc	979
18,260	*	Popeyes Louisiana Kitchen, Inc	1,028
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,582	*,e	Potbelly Corp	$149
10,662	*	Red Robin Gourmet Burgers, Inc	821
37,371	*	Regis Corp	626
156,926	*	Restaurant Brands International, Inc	6,126
124,741		Royal Caribbean Cruises Ltd	10,282
46,223	*	Ruby Tuesday, Inc	316
26,831		Ruth’s Chris Steak House, Inc	402
39,839	*,e	Scientific Games Corp (Class A)	507
51,334		SeaWorld Entertainment, Inc	919
161,096		Service Corp International	3,657
31,340	*	ServiceMaster Global Holdings, Inc	839
50,232		Six Flags Entertainment Corp	2,168
40,899		Sonic Corp	1,114
46,276		Sotheby’s (Class A)	1,998
9,984		Speedway Motorsports, Inc	218
564,212		Starbucks Corp	46,294
143,413		Starwood Hotels & Resorts Worldwide, Inc	11,627
1,378	*	Steak N Shake Co	551
11,970	*	Steiner Leisure Ltd	553
7,659	*,e	Strayer Education, Inc	569
48,004		Texas Roadhouse, Inc (Class A)	1,621
15,190		Universal Technical Institute, Inc	149
27,599		Vail Resorts, Inc	2,515
20,024	*,e	Weight Watchers International, Inc	497
207,760		Wendy’s	1,876
96,319		Wyndham Worldwide Corp	8,260
60,950		Wynn Resorts Ltd	9,067
330,788		Yum! Brands, Inc	24,098
4,563	*,e	Zoe’s Kitchen, Inc	136
		TOTAL CONSUMER SERVICES	363,108

DIVERSIFIED FINANCIALS - 3.9%
41,455	*	Affiliated Managers Group, Inc	8,798
204,666	*	Ally Financial, Inc	4,834
679,747		American Express Co	63,244
142,816		Ameriprise Financial, Inc	18,887
14,257	e	Arlington Asset Investment Corp (Class A)	379
20,852		Artisan Partners Asset Management, Inc	1,054
608	*,e	Ashford, Inc	57
856,027		Bank of New York Mellon Corp	34,729
131,560		BGC Partners, Inc (Class A)	1,204
95,550		BlackRock, Inc	34,165
16,951		Calamos Asset Management, Inc (Class A)	226
428,376		Capital One Financial Corp	35,362
20,380		Cash America International, Inc	461
66,839		CBOE Holdings, Inc	4,239
836,494		Charles Schwab Corp	25,254
240,161		CME Group, Inc	21,290
7,179	e	CIFC Corp	59
14,207	e	Cohen & Steers, Inc	598
10,988	*	Consumer Portfolio Services, Inc	81
75,792	*	Cowen Group, Inc	364
5,392	*	Credit Acceptance Corp	736
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
1,990		Diamond Hill Investment Group, Inc	$275
349,103		Discover Financial Services	22,863
216,676	*	E*Trade Financial Corp	5,255
91,544		Eaton Vance Corp	3,747
19,334	*,e	Encore Capital Group, Inc	858
18,647	*	Enova International, Inc	415
24,923		Evercore Partners, Inc (Class A)	1,305
38,445	*,e	Ezcorp, Inc (Class A)	452
9,821	*	FBR & Co	242
69,691	e	Federated Investors, Inc (Class B)	2,295
24,965	*	Fifth Street Asset Management, Inc	348
39,058	e	Financial Engines, Inc	1,428
21,634	*	First Cash Financial Services, Inc	1,204
69,681	*	FNFV Group	1,097
298,418		Franklin Resources, Inc	16,523
33,940	e	FXCM, Inc	562
18,319		Gain Capital Holdings, Inc	165
6,584		GAMCO Investors, Inc (Class A)	586
54,396		GFI Group, Inc	296
335,113		Goldman Sachs Group, Inc	64,955
23,327	*	Green Dot Corp	478
22,433	e	Greenhill & Co, Inc	978
25,335		HFF, Inc (Class A)	910
40,633		Interactive Brokers Group, Inc (Class A)	1,185
86,996		IntercontinentalExchange Group, Inc	19,077
12,794	*	INTL FCStone, Inc	263
327,740		Invesco Ltd	12,952
28,315	*	Investment Technology Group, Inc	590
19,000	e	iShares Russell 2000 Index Fund	2,274
112,095	e	Janus Capital Group, Inc	1,808
9,015	*	JG Wentworth Co	96
39,750	*	KCG Holdings, Inc	463
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	290
92,967		Lazard Ltd (Class A)	4,651
78,240		Legg Mason, Inc	4,176
278,931		Leucadia National Corp	6,254
66,106		LPL Financial Holdings, Inc	2,945
10,552		Manning & Napier, Inc	146
6,167	*	Marcus & Millichap, Inc	205
27,836		MarketAxess Holdings, Inc	1,996
6,533		Marlin Business Services Corp	134
203,846		McGraw-Hill Financial, Inc	18,138
19,160	*	Medley Management, Inc	282
5,647		Moelis & Co	197
141,696		Moody’s Corp	13,576
1,149,502		Morgan Stanley	44,601
88,261		MSCI, Inc (Class A)	4,187
84,624		NASDAQ OMX Group, Inc	4,059
314,078		Navient Corp	6,787
15,278		Nelnet, Inc (Class A)	708
21,889	*	NewStar Financial, Inc	280
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,402	*	Nicholas Financial, Inc	$110
178,680		Northern Trust Corp	12,043
139,841		NorthStar Asset Management Group, Inc	3,156
38,892	*	OM Asset Management plc	632
7,363		Oppenheimer Holdings, Inc	171
41,814	*,e	PHH Corp	1,002
17,372	*	Pico Holdings, Inc	327
13,978	*	Piper Jaffray Cos	812
37,321	*,e	PRA Group, Inc	2,162
9,591		Pzena Investment Management, Inc (Class A)	91
94,509		Raymond James Financial, Inc	5,414
8,577	*	Regional Management Corp	136
9,098		Resource America, Inc (Class A)	82
19,711	*	Safeguard Scientifics, Inc	391
66,420		Santander Consumer USA Holdings, Inc	1,302
100,365		SEI Investments Co	4,019
3,845		Silvercrest Asset Management Group, Inc	60
320,682		SLM Corp	3,268
8,400	e	SPDR S&P MidCap 400 ETF Trust	2,217
120,000		SPDR Trust Series 1	24,660
18,800	*,e	Springleaf Holdings, Inc	680
322,586		State Street Corp	25,323
49,761	*	Stifel Financial Corp	2,539
26,347	*,e	SWS Group, Inc	182
97,117	*	Synchrony Financial	2,889
197,360		T Rowe Price Group, Inc	16,945
185,673		TD Ameritrade Holding Corp	6,643
6,509	*,e	Tiptree Financial, Inc	53
5,194		Virtus Investment Partners, Inc	886
106,485		Voya Financial, Inc	4,513
65,189		Waddell & Reed Financial, Inc (Class A)	3,248
28,439	*,e	Walter Investment Management Corp	470
5,409		Westwood Holdings Group, Inc	334
80,939	e	WisdomTree Investments, Inc	1,269
6,547	*,e	World Acceptance Corp	520
		TOTAL DIVERSIFIED FINANCIALS	664,127

ENERGY - 7.5%
70,225	*,e	Abraxas Petroleum Corp	206
1,730		Adams Resources & Energy, Inc	86
17,965	e	Alon USA Energy, Inc	228
13,406	*,e	Amyris Biotechnologies, Inc	28
378,502		Anadarko Petroleum Corp	31,226
40,296	*,e	Antero Resources Corp	1,635
289,064		Apache Corp	18,116
6,580	*,e	APCO Argentina, Inc	92
30,066	*,e	Approach Resources, Inc	192
170,075	e	Arch Coal, Inc	303
14,064	e	Ardmore Shipping Corp	168
36,028	*	Aspen Aerogels, Inc	287
42,045	*	Atwood Oceanics, Inc	1,193
326,738		Baker Hughes, Inc	18,320
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,122	*	Basic Energy Services, Inc	$162
48,074	*,e	Bill Barrett Corp	548
24,316	*	Bonanza Creek Energy, Inc	584
26,221		Bristow Group, Inc	1,725
34,352	*	C&J Energy Services, Inc	454
315,766		Cabot Oil & Gas Corp	9,350
235,429	*	California Resources Corp	1,297
30,407	*	Callon Petroleum Co	166
154,562	*	Cameron International Corp	7,720
15,028	e	CARBO Ceramics, Inc	602
34,645	*	Carrizo Oil & Gas, Inc	1,441
30,100	*,e	CHC Group Ltd	97
178,285	*	Cheniere Energy, Inc	12,551
399,678		Chesapeake Energy Corp	7,822
1,426,764		Chevron Corp	160,054
66,090		Cimarex Energy Co	7,006
4,602	*	Clayton Williams Energy, Inc	294
70,229	*,e	Clean Energy Fuels Corp	351
46,507	*	Cloud Peak Energy, Inc	427
265,537	*	Cobalt International Energy, Inc	2,361
36,545	e	Comstock Resources, Inc	249
84,892	*	Concho Resources, Inc	8,468
919,428		ConocoPhillips	63,496
173,265		Consol Energy, Inc	5,858
12,994	*	Contango Oil & Gas Co	380
64,816	*,e	Continental Resources, Inc	2,486
11,149	e	CVR Energy, Inc	432
6,271		Dawson Geophysical Co	77
37,115		Delek US Holdings, Inc	1,012
266,127	e	Denbury Resources, Inc	2,164
305,699		Devon Energy Corp	18,712
53,570		DHT Holdings, Inc	392
50,196	e	Diamond Offshore Drilling, Inc	1,843
28,919	*	Diamondback Energy, Inc	1,729
5,647	*	Dorian LPG Ltd	78
57,836	*	Dresser-Rand Group, Inc	4,731
30,642	*	Dril-Quip, Inc	2,351
23,439	*	Eclipse Resources Corp	165
43,233	*,e	Emerald Oil, Inc	52
55,035		Energen Corp	3,509
72,871	e	Energy XXI Bermuda Ltd	238
409,577		EOG Resources, Inc	37,710
25,000	*,e	EP Energy Corp	261
114,878		EQT Corp	8,696
12,643	*	Era Group, Inc	267
11,704		Evolution Petroleum Corp	87
130,558	e	EXCO Resources, Inc	283
43,775		Exterran Holdings, Inc	1,426
3,218,577	d	Exxon Mobil Corp	297,558
178,050	*	FMC Technologies, Inc	8,340
36,137	*,e	FMSA Holdings, Inc	250
39,615	*	Forum Energy Technologies, Inc	821
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
26,300	e	Frank’s International NV	$437
39,564	*,e	Frontline Ltd	99
36,931	*,e	FX Energy, Inc	57
32,033	e	GasLog Ltd	652
46,154	*	Gastar Exploration, Inc	111
9,836	*,e	Geospace Technologies Corp	261
8,901	*,e	Glori Energy, Inc	37
33,053	e	Golar LNG Ltd	1,205
49,267	*,e	Goodrich Petroleum Corp	219
26,945		Green Plains Renewable Energy, Inc	668
11,124		Gulf Island Fabrication, Inc	216
20,444	e	Gulfmark Offshore, Inc	499
64,737	*	Gulfport Energy Corp	2,702
197,703	*,e	Halcon Resources Corp	352
3,710		Hallador Petroleum Co	41
633,914		Halliburton Co	24,932
33,334	*,e	Harvest Natural Resources, Inc	60
81,306	*	Helix Energy Solutions Group, Inc	1,764
71,374		Helmerich & Payne, Inc	4,812
121,560	*,e	Hercules Offshore, Inc	122
208,993		Hess Corp	15,428
150,647		Holly Corp	5,646
27,723	*,e	Hornbeck Offshore Services, Inc	692
100,154	*	ION Geophysical Corp	275
823	*,e	Isramco, Inc	114
8,500	*,e	Jones Energy, Inc (Class A)	97
99,683	*	Key Energy Services, Inc	166
1,019,501		Kinder Morgan, Inc	43,135
73,463	*	Kosmos Energy LLC	616
58,420	*,e	Laredo Petroleum Holdings, Inc	605
152,810	*,e	Magnum Hunter Resources Corp	480
508,475		Marathon Oil Corp	14,385
189,107		Marathon Petroleum Corp	17,069
55,403	*	Matador Resources Co	1,121
23,922	*	Matrix Service Co	534
180,710	*,e	McDermott International, Inc	526
34,077	*	Memorial Resource Development Corp	614
88,569	*,e	Midstates Petroleum Co, Inc	134
37,819	*,e	Miller Petroleum, Inc	47
9,855	*	Mitcham Industries, Inc	58
134,308		Murphy Oil Corp	6,785
223,659		Nabors Industries Ltd	2,903
322,057		National Oilwell Varco, Inc	21,104
9,713	*	Natural Gas Services Group, Inc	224
61,477		Navios Maritime Acq Corp	223
103,184	*	Newfield Exploration Co	2,798
69,133	*	Newpark Resources, Inc	660
271,735		Noble Energy, Inc	12,888
13,964	e	Nordic American Offshore Ltd	171
68,002	e	Nordic American Tanker Shipping	685
54,400	e	North Atlantic Drilling Ltd	89
48,403	*,e	Northern Oil And Gas, Inc	273
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,270	*,e	Nuverra Environmental Solutions, Inc	$90
76,721	*,e	Oasis Petroleum, Inc	1,269
588,574		Occidental Petroleum Corp	47,445
82,172		Oceaneering International, Inc	4,833
35,581	*	Oil States International, Inc	1,740
156,584		Oneok, Inc	7,796
15,683	*,e	Pacific Ethanol, Inc	162
10,734		Panhandle Oil and Gas, Inc (Class A)	250
96,030	*	Parker Drilling Co	295
37,983	*	Parsley Energy, Inc	606
109,613		Patterson-UTI Energy, Inc	1,818
51,801		PBF Energy, Inc	1,380
27,088	*	PDC Energy, Inc	1,118
207,042	e	Peabody Energy Corp	1,602
50,170	*,e	Penn Virginia Corp	335
43,261	*	Petroquest Energy, Inc	162
9,723	*	PHI, Inc	364
424,080		Phillips 66	30,407
42,944	*	Pioneer Energy Services Corp	238
107,751		Pioneer Natural Resources Co	16,039
9,686	*,e	Profire Energy, Inc	22
136,144		Questar Market Resources, Inc	2,753
124,202		Range Resources Corp	6,639
21,954	*	Renewable Energy Group, Inc	213
58,594	*,e	Resolute Energy Corp	77
36,039	*,e	Rex Energy Corp	184
5,384	*	Rex Stores Corp	334
38,100	*	Rice Energy, Inc	799
9,601	*	RigNet, Inc	394
14,462	*,e	Ring Energy, Inc	152
45,950	*	Rosetta Resources, Inc	1,025
93,726		Rowan Cos plc	2,186
46,325		RPC, Inc	604
17,500	*,e	RSP Permian, Inc	440
46,742	*,e	Sanchez Energy Corp	434
375,818	*,e	SandRidge Energy, Inc	684
974,712		Schlumberger Ltd	83,250
129,737	e	Scorpio Tankers, Inc	1,127
15,043	*	SEACOR Holdings, Inc	1,110
267,582	e	Seadrill Ltd	3,195
31,863		SemGroup Corp	2,179
28,548	*	Seventy Seven Energy, Inc	154
45,041	e	Ship Finance International Ltd	636
266,793	*	Southwestern Energy Co	7,281
502,659		Spectra Energy Corp	18,247
50,791		St. Mary Land & Exploration Co	1,960
42,383	*	Stone Energy Corp	715
118,843		Superior Energy Services	2,395
39,048	*,e	Swift Energy Co	158
44,903	*	Synergy Resources Corp	563
25,232		Targa Resources Investments, Inc	2,676
34,489		Teekay Corp	1,755
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
48,134	e	Teekay Tankers Ltd (Class A)	$244
26,063		Tesco Corp	334
97,850		Tesoro Corp	7,275
61,337	*	Tetra Technologies, Inc	410
36,444	e	Tidewater, Inc	1,181
17,866	*	TransAtlantic Petroleum Ltd	96
56,984	*,e	Triangle Petroleum Corp	272
116,012	*,e	Ultra Petroleum Corp	1,527
36,980	*	Unit Corp	1,261
48,465	*	Vaalco Energy, Inc	221
401,926		Valero Energy Corp	19,895
169,150	*,e	Vantage Drilling Co	83
8,585	*,e	Vertex Energy, Inc	36
26,733	e	W&T Offshore, Inc	196
67,894	*	Warren Resources, Inc	109
41,371		Western Refining, Inc	1,563
10,257	*	Westmoreland Coal Co	341
125,774	*	Whiting Petroleum Corp	4,151
33,654	*	Willbros Group, Inc	211
561,614		Williams Cos, Inc	25,239
55,107		World Fuel Services Corp	2,586
151,612	*	WPX Energy, Inc	1,763
		TOTAL ENERGY	1,282,288

FOOD & STAPLES RETAILING - 2.2%
21,366	*	Andersons, Inc	1,135
29,135		Casey’s General Stores, Inc	2,632
14,374	*,e	Chefs’ Warehouse Holdings, Inc	331
329,586		Costco Wholesale Corp	46,719
876,313		CVS Corp	84,398
11,866	*,e	Fairway Group Holdings Corp	37
31,233	*,e	Fresh Market, Inc	1,287
8,163		Ingles Markets, Inc (Class A)	303
381,395		Kroger Co	24,489
24,395	e	Liberator Medical Holdings, Inc	71
6,410	*,e	Natural Grocers by Vitamin C	181
16,292	*	Pantry, Inc	604
14,319		Pricesmart, Inc	1,306
731,408	*	Rite Aid Corp	5,500
30,608	*,e	Roundy’s, Inc	148
171,668		Safeway, Inc	6,029
28,394		Spartan Stores, Inc	742
69,957	*,e	Sprouts Farmers Market, Inc	2,377
154,781	*	Supervalu, Inc	1,501
438,160		Sysco Corp	17,391
38,243	*	United Natural Foods, Inc	2,957
4,843		Village Super Market (Class A)	133
714,449		Walgreens Boots Alliance, Inc	54,441
1,194,081		Wal-Mart Stores, Inc	102,548
8,834		Weis Markets, Inc	422
275,968		Whole Foods Market, Inc	13,914
		TOTAL FOOD & STAPLES RETAILING	371,596
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
FOOD, BEVERAGE & TOBACCO - 4.5%
32,198	*,e	22nd Century Group, Inc	$53
2,319		Alico, Inc	116
68,179	*	Alliance One International, Inc	108
1,488,807		Altria Group, Inc	73,354
492,251		Archer Daniels Midland Co	25,597
40,577		B&G Foods, Inc (Class A)	1,213
6,146	*,e	Boston Beer Co, Inc (Class A)	1,780
44,670	*	Boulder Brands, Inc	494
114,934		Brown-Forman Corp (Class B)	10,096
111,586		Bunge Ltd	10,144
9,305		Calavo Growers, Inc	440
23,658	e	Cal-Maine Foods, Inc	923
130,870		Campbell Soup Co	5,758
35,476	*	Chiquita Brands International, Inc	513
3,512		Coca-Cola Bottling Co Consolidated	309
2,971,326		Coca-Cola Co	125,449
189,385		Coca-Cola Enterprises, Inc	8,375
318,825		ConAgra Foods, Inc	11,567
117,161	*	Constellation Brands, Inc (Class A)	11,502
7,653	*	Craft Brewers Alliance, Inc	102
124,713	*	Darling International, Inc	2,265
70,011	e	Dean Foods Co	1,357
16,103	*	Diamond Foods, Inc	455
148,462		Dr Pepper Snapple Group, Inc	10,642
5,320	*	Farmer Bros Co	157
128,238		Flowers Foods, Inc	2,461
27,620	e	Fresh Del Monte Produce, Inc	927
460,544		General Mills, Inc	24,561
76,104	*,e	Hain Celestial Group, Inc	4,436
111,924		Hershey Co	11,632
100,334		Hormel Foods Corp	5,227
55,864		Ingredion, Inc	4,740
10,713	*	Inventure Foods, Inc	137
11,326		J&J Snack Foods Corp	1,232
77,404		J.M. Smucker Co	7,816
5,780		John B. Sanfilippo & Son, Inc	263
192,474		Kellogg Co	12,596
106,276		Keurig Green Mountain, Inc	14,070
446,174		Kraft Foods Group, Inc	27,957
14,003		Lancaster Colony Corp	1,311
38,935		Lance, Inc	1,189
3,603	*,e	Lifeway Foods, Inc	67
6,464	e	Limoneira Co	161
272,670		Lorillard, Inc	17,162
98,712		McCormick & Co, Inc	7,334
152,786		Mead Johnson Nutrition Co	15,361
103,045		Molson Coors Brewing Co (Class B)	7,679
1,269,760		Mondelez International, Inc	46,124
108,438	*	Monster Beverage Corp	11,749
8,815	*	National Beverage Corp	199
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,084	*	Omega Protein Corp	$159
1,136,253		PepsiCo, Inc	107,444
1,178,849		Philip Morris International, Inc	96,017
48,235	*,e	Pilgrim’s Pride Corp	1,582
40,896		Pinnacle Foods, Inc	1,444
33,337	*,e	Post Holdings, Inc	1,397
231,747		Reynolds American, Inc	14,894
17,484	e	Sanderson Farms, Inc	1,469
224	*	Seaboard Corp	940
6,106	*	Seneca Foods Corp	165
14,223	*,e	Synutra International, Inc	86
15,357	e	Tootsie Roll Industries, Inc	471
31,544	*	TreeHouse Foods, Inc	2,698
201,794		Tyson Foods, Inc (Class A)	8,090
17,708	e	Universal Corp	779
52,784	e	Vector Group Ltd	1,125
131,695	*	WhiteWave Foods Co (Class A)	4,608
		TOTAL FOOD, BEVERAGE & TOBACCO	772,528

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
9,496	*,e	AAC Holdings, Inc	294
15,924	e	Abaxis, Inc	905
1,127,470		Abbott Laboratories	50,759
29,721	*,e	Abiomed, Inc	1,131
26,970	*	Acadia Healthcare Co, Inc	1,651
58,290	*,e	Accuray, Inc	440
4,240	*	Addus HomeCare Corp	103
4,312	*,e	Adeptus Health, Inc	161
268,280		Aetna, Inc	23,831
29,433	*,e	Air Methods Corp	1,296
61,821	*	Align Technology, Inc	3,456
4,207	*	Alliance HealthCare Services, Inc	88
133,589	*	Allscripts Healthcare Solutions, Inc	1,706
7,268	*	Almost Family, Inc	210
21,596	*	Amedisys, Inc	634
169,281		AmerisourceBergen Corp	15,262
34,893	*	AMN Healthcare Services, Inc	684
24,628	*	Amsurg Corp	1,348
9,253		Analogic Corp	783
18,523	*	Angiodynamics, Inc	352
10,943	*	Anika Therapeutics, Inc	446
91,526	*,e	Antares Pharma, Inc	235
209,933		Anthem, Inc	26,382
28,653	*,e	athenahealth, Inc	4,175
21,089	*	AtriCure, Inc	421
1,165		Atrion Corp	396
57,809		Bard (C.R.), Inc	9,632
407,311		Baxter International, Inc	29,852
144,517		Becton Dickinson & Co	20,111
17,746	*,e	Bio-Reference Labs, Inc	570
51,896	*,e	BioScrip, Inc	363
19,708	*	BioTelemetry, Inc	198
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
1,001,367	*	Boston Scientific Corp	$13,268
123,825	*	Brookdale Senior Living, Inc	4,541
27,942		Cantel Medical Corp	1,209
21,051	*	Capital Senior Living Corp	524
254,966		Cardinal Health, Inc	20,583
20,716	*	Cardiovascular Systems, Inc	623
155,393	*	CareFusion Corp	9,221
9,769	*,e	Castlight Health, Inc	114
156,388	*	Catamaran Corp	8,093
43,593	*	Centene Corp	4,527
223,900	*	Cerner Corp	14,477
49,516	*,e	Cerus Corp	309
14,552	e	Chemed Corp	1,538
201,665		Cigna Corp	20,753
28,753	*,e	Civitas Solutions, Inc	490
87,364	*	Community Health Systems, Inc	4,711
9,537	e	Computer Programs & Systems, Inc	579
20,631		Conmed Corp	928
36,230		Cooper Cos, Inc	5,872
12,032	*	Corvel Corp	448
338,435		Covidien plc	34,615
22,090	*	Cross Country Healthcare, Inc	276
19,963		CryoLife, Inc	226
20,834	*	Cyberonics, Inc	1,160
16,811	*	Cynosure, Inc (Class A)	461
134,706	*	DaVita, Inc	10,203
107,333		Dentsply International, Inc	5,718
16,710	*,e	Derma Sciences, Inc	156
56,587	*	DexCom, Inc	3,115
79,607	*	Edwards Lifesciences Corp	10,140
47,927	*,e	Endologix, Inc	733
14,856		Ensign Group, Inc	659
52,626	*	Envision Healthcare Holdings, Inc	1,826
7,074	*	Exactech, Inc	167
26,213	*,e	ExamWorks Group, Inc	1,090
553,763	*	Express Scripts Holding Co	46,887
29,310	*	Five Star Quality Care, Inc	122
30,765	*	GenMark Diagnostics, Inc	419
22,160	*	Gentiva Health Services, Inc	422
49,755	*	Globus Medical, Inc	1,183
18,107	*	Greatbatch, Inc	893
38,562	*	Haemonetics Corp	1,443
35,247	*,e	Halyard Health, Inc	1,603
25,502	*	Hanger Orthopedic Group, Inc	558
245,031	*	HCA Holdings, Inc	17,983
60,101	*	Health Net, Inc	3,217
5,930	*	HealthEquity, Inc	151
66,457		Healthsouth Corp	2,556
14,864	*	HealthStream, Inc	438
28,116	*	Healthways, Inc	559
12,504	*,e	HeartWare International, Inc	918
63,797	*	Henry Schein, Inc	8,686
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
43,409	e	Hill-Rom Holdings, Inc	$1,980
65,676	*,e	HMS Holdings Corp	1,388
181,625	*	Hologic, Inc	4,857
116,002		Humana, Inc	16,661
9,893	*	ICU Medical, Inc	810
33,396	*	Idexx Laboratories, Inc	4,952
35,949	*,e	IMS Health Holdings, Inc	922
4,131	*	Inogen Inc	130
41,898	*	Insulet Corp	1,930
18,839	*	Integra LifeSciences Holdings Corp	1,022
27,134	*	Intuitive Surgical, Inc	14,352
23,110		Invacare Corp	387
62,113	*	Inverness Medical Innovations, Inc	2,360
12,768	*	IPC The Hospitalist Co, Inc	586
6,547	*,e	K2M Group Holdings, Inc	137
41,435		Kindred Healthcare, Inc	753
63,819	*	Laboratory Corp of America Holdings	6,886
8,629		Landauer, Inc	295
12,518	*,e	LDR Holding Corp	410
11,927	*	LHC Group, Inc	372
33,622	*	LifePoint Hospitals, Inc	2,418
20,796	*	Magellan Health Services, Inc	1,248
38,810	*	Masimo Corp	1,022
172,760		McKesson Corp	35,861
44,883	*	MedAssets, Inc	887
39,902	*	Medidata Solutions, Inc	1,905
749,877		Medtronic, Inc	54,141
43,385	*	Merge Healthcare, Inc	154
31,965		Meridian Bioscience, Inc	526
32,366	*	Merit Medical Systems, Inc	561
22,845	*	Molina Healthcare, Inc	1,223
9,533	*	MWI Veterinary Supply, Inc	1,620
8,081		National Healthcare Corp	508
5,598	*	National Research Corp	78
22,829	*	Natus Medical, Inc	823
27,729	*	Neogen Corp	1,375
35,423	*	NuVasive, Inc	1,671
45,234	*	NxStage Medical, Inc	811
74,986		Omnicare, Inc	5,469
27,790	*	Omnicell, Inc	920
36,642	*	OraSure Technologies, Inc	372
14,876	*	Orthofix International NV	447
48,567		Owens & Minor, Inc	1,705
10,159	*,e	Oxford Immunotec Global plc	138
64,882		Patterson Cos, Inc	3,121
75,502	*	Pediatrix Medical Group, Inc	4,991
23,814	*	PharMerica Corp	493
9,836	*,e	PhotoMedex, Inc	15
24,800	*	Premier, Inc	832
8,598	*	Providence Service Corp	313
37,773		Quality Systems, Inc	589
110,089		Quest Diagnostics, Inc	7,383
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,781	*,e	Quidel Corp	$630
25,914	*	RadNet, Inc	221
106,456	e	Resmed, Inc	5,968
31,391	*,e	Rockwell Medical Technologies, Inc	323
38,631	*	RTI Biologics, Inc	201
21,248	*,e	Second Sight Medical Products, Inc	218
36,584		Select Medical Holdings Corp	527
25,042	*	Sientra, Inc	420
43,638	*	Sirona Dental Systems, Inc	3,813
15,881	*	Skilled Healthcare Group, Inc (Class A)	136
30,482	*,e	Spectranetics Corp	1,054
214,098		St. Jude Medical, Inc	13,923
26,141	*	Staar Surgical Co	238
44,285		STERIS Corp	2,872
251,581		Stryker Corp	23,732
8,600	*,e	Surgical Care Affiliates, Inc	289
13,627	*	SurModics, Inc	301
8,124	*	Symmetry Surgical, Inc	63
5,981	*,e	Tandem Diabetes Care, Inc	76
52,336	*	Team Health Holdings, Inc	3,011
31,210	e	Teleflex, Inc	3,584
73,295	*	Tenet Healthcare Corp	3,714
42,853	*	Thoratec Corp	1,391
26,972	*	Tornier BV	688
20,401	*,e	TransEnterix, Inc	59
20,300	*	Triple-S Management Corp (Class B)	485
5,633	*,e	TriVascular Technologies, Inc	71
36,586	*,e	Trupanion, Inc	254
110,774	*,e	Unilife Corp	371
735,552		UnitedHealth Group, Inc	74,357
28,773	*	Universal American Corp	267
67,302		Universal Health Services, Inc (Class B)	7,488
8,422		US Physical Therapy, Inc	353
2,349		Utah Medical Products, Inc	141
78,706	*	Varian Medical Systems, Inc	6,809
12,709	*	Vascular Solutions, Inc	345
66,310	*	VCA Antech, Inc	3,234
28,575	*	Veeva Systems, Inc	755
4,910	*,e	Veracyte, Inc	47
15,934	*	Vocera Communications, Inc	166
44,457	*	Volcano Corp	795
32,655	*	WellCare Health Plans, Inc	2,680
52,696	e	West Pharmaceutical Services, Inc	2,806
38,008	*	Wright Medical Group, Inc	1,021
22,473	*,e	Zeltiq Aesthetics, Inc	627
126,112		Zimmer Holdings, Inc	14,304
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	848,904

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
323,551		Avon Products, Inc	3,038
39,882	*	Central Garden and Pet Co (Class A)	381
101,605		Church & Dwight Co, Inc	8,007
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
96,320		Clorox Co	$10,038
685,599		Colgate-Palmolive Co	47,437
43,500		Coty, Inc	899
15,686	*,e	Elizabeth Arden, Inc	336
46,250		Energizer Holdings, Inc	5,946
170,996		Estee Lauder Cos (Class A)	13,030
15,213	e	Female Health Co	60
37,377	*	Harbinger Group, Inc	529
57,128	e	Herbalife Ltd	2,154
22,871	*,e	IGI Laboratories, Inc	201
12,258		Inter Parfums, Inc	336
281,978		Kimberly-Clark Corp	32,580
9,661	*	Medifast, Inc	324
5,868		Nature’s Sunshine Products, Inc	87
44,175	e	Nu Skin Enterprises, Inc (Class A)	1,930
8,067	*	Nutraceutical International Corp	174
3,981		Oil-Dri Corp of America	130
4,547		Orchids Paper Products Co	132
2,028,075		Procter & Gamble Co	184,738
9,587	*	Revlon, Inc (Class A)	327
15,918		Spectrum Brands, Inc	1,523
5,403	*,e	USANA Health Sciences, Inc	554
11,764		WD-40 Co	1,001
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	315,892

INSURANCE - 4.3%
252,474		ACE Ltd	29,004
340,340		Aflac, Inc	20,791
12,235	*	Alleghany Corp	5,671
74,631		Allied World Assurance Co Holdings Ltd	2,830
325,280		Allstate Corp	22,851
34,048	*	AMBAC Financial Group, Inc	834
56,412		American Equity Investment Life Holding Co	1,647
53,198		American Financial Group, Inc	3,230
1,085,935		American International Group, Inc	60,823
5,469		American National Insurance Co	625
13,065		Amerisafe, Inc	553
23,097	e	Amtrust Financial Services, Inc	1,299
221,978		Aon plc	21,050
101,165	*	Arch Capital Group Ltd	5,979
20,783		Argo Group International Holdings Ltd	1,153
118,906		Arthur J. Gallagher & Co	5,598
50,374		Aspen Insurance Holdings Ltd	2,205
53,724		Assurant, Inc	3,676
129,363		Assured Guaranty Ltd	3,362
8,461	*,e	Atlas Financial Holdings, Inc	138
84,687		Axis Capital Holdings Ltd	4,327
6,904		Baldwin & Lyons, Inc (Class B)	178
1,371,733	*	Berkshire Hathaway, Inc (Class B)	205,966
91,363		Brown & Brown, Inc	3,007
182,523		Chubb Corp	18,886
124,217		Cincinnati Financial Corp	6,438
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,879	*,e	Citizens, Inc (Class A)	$250
19,762		CNA Financial Corp	765
164,574		Conseco, Inc	2,834
19,001		Crawford & Co (Class B)	195
7,812		Donegal Group, Inc (Class A)	125
14,028	*	eHealth, Inc	350
4,503		EMC Insurance Group, Inc	160
24,104		Employers Holdings, Inc	567
33,679		Endurance Specialty Holdings Ltd	2,015
7,068	*	Enstar Group Ltd	1,081
20,774		Erie Indemnity Co (Class A)	1,886
34,974		Everest Re Group Ltd	5,956
9,829		FBL Financial Group, Inc (Class A)	570
8,326		Federated National Holding Co	201
8,299		Fidelity & Guaranty Life	201
80,939		First American Financial Corp	2,744
209,065		FNF Group	7,202
375,048	*	Genworth Financial, Inc (Class A)	3,188
20,683	*	Greenlight Capital Re Ltd (Class A)	675
7,438	*	Hallmark Financial Services	90
33,724		Hanover Insurance Group, Inc	2,405
340,568		Hartford Financial Services Group, Inc	14,198
75,001		HCC Insurance Holdings, Inc	4,014
6,789		HCI Group, Inc	294
5,489	*	Heritage Insurance Holdings, Inc	107
49,340	*	Hilltop Holdings, Inc	984
29,235		Horace Mann Educators Corp	970
5,951		Independence Holding Co	83
10,249		Infinity Property & Casualty Corp	792
2,854		Kansas City Life Insurance Co	137
37,633		Kemper Corp	1,359
197,663		Lincoln National Corp	11,399
234,894		Loews Corp	9,870
34,934		Maiden Holdings Ltd	447
10,434	*	Markel Corp	7,125
411,993		Marsh & McLennan Cos, Inc	23,582
108,070	*	MBIA, Inc	1,031
42,189		Meadowbrook Insurance Group, Inc	357
20,342		Mercury General Corp	1,153
696,541		Metlife, Inc	37,676
34,784		Montpelier Re Holdings Ltd	1,246
27,288		National General Holdings Corp	508
7,244		National Interstate Corp	216
1,551		National Western Life Insurance Co (Class A)	418
8,338	*	Navigators Group, Inc	612
195,723		Old Republic International Corp	2,863
17,609		OneBeacon Insurance Group Ltd (Class A)	285
38,267		PartnerRe Ltd	4,367
4,932	*	Phoenix Cos, Inc	340
20,260		Platinum Underwriters Holdings Ltd	1,487
43,301		Primerica, Inc	2,350
220,518		Principal Financial Group	11,454
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
42,876		ProAssurance Corp	$1,936
440,191		Progressive Corp	11,881
59,625		Protective Life Corp	4,153
345,320		Prudential Financial, Inc	31,238
51,072		Reinsurance Group of America, Inc (Class A)	4,475
30,717		RenaissanceRe Holdings Ltd	2,986
32,282		RLI Corp	1,595
10,041		Safety Insurance Group, Inc	643
42,211		Selective Insurance Group, Inc	1,147
33,695		Stancorp Financial Group, Inc	2,354
9,480		State Auto Financial Corp	211
16,046		Stewart Information Services Corp	594
56,908		Symetra Financial Corp	1,312
42,743	*	Third Point Reinsurance Ltd	619
99,838		Torchmark Corp	5,408
259,765		Travelers Cos, Inc	27,496
6,929	*	United America Indemnity Ltd	197
16,961		United Fire & Casualty Co	504
12,682		United Insurance Holdings Corp	278
22,242		Universal Insurance Holdings, Inc	455
191,926		UnumProvident Corp	6,694
68,796		Validus Holdings Ltd	2,859
73,795		W.R. Berkley Corp	3,783
4,646		White Mountains Insurance Group Ltd	2,927
202,629		XL Capital Ltd	6,964
		TOTAL INSURANCE	730,014

MATERIALS - 3.6%
22,177		A. Schulman, Inc	899
15,542	*	Advanced Emissions Solutions, Inc	354
3,376	*	AEP Industries, Inc	196
159,719		Air Products & Chemicals, Inc	23,036
56,289		Airgas, Inc	6,483
132,725	*,e	AK Steel Holding Corp	788
59,838	e	Albemarle Corp	3,598
887,161		Alcoa, Inc	14,008
81,466		Allegheny Technologies, Inc	2,833
20,501	e	American Vanguard Corp	238
7,032		Ampco-Pittsburgh Corp	135
49,070		Aptargroup, Inc	3,280
58,403		Ashland, Inc	6,994
75,563		Avery Dennison Corp	3,920
55,576	*	Axalta Coating Systems Ltd	1,446
52,910		Axiall Corp	2,247
23,190		Balchem Corp	1,545
105,468		Ball Corp	7,190
75,889		Bemis Co, Inc	3,431
67,435	*	Berry Plastics Group, Inc	2,128
29,817	*	Boise Cascade Co	1,108
14,781		Brush Engineered Materials, Inc	521
48,545		Cabot Corp	2,129
41,280	*	Calgon Carbon Corp	858
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,318		Carpenter Technology Corp	$1,887
11,808	*,e	Castle (A.M.) & Co	94
117,317		Celanese Corp (Series A)	7,034
39,702	*	Century Aluminum Co	969
39,023		CF Industries Holdings, Inc	10,635
5,158		Chase Corp	186
73,547	*,e	Chemtura	1,819
15,540	*	Clearwater Paper Corp	1,065
66,499	e	Cliffs Natural Resources, Inc	475
77,643	*,e	Coeur d’Alene Mines Corp	397
89,141		Commercial Metals Co	1,452
25,270		Compass Minerals International, Inc	2,194
105,024	*	Crown Holdings, Inc	5,346
55,532		Cytec Industries, Inc	2,564
9,014		Deltic Timber Corp	617
48,674		Domtar Corp	1,958
902,382		Dow Chemical Co	41,158
688,273		Du Pont (E.I.) de Nemours & Co	50,891
37,135		Eagle Materials, Inc	2,823
113,228		Eastman Chemical Co	8,589
199,792		Ecolab, Inc	20,882
55,318	*	Ferro Corp	717
40,724	*,e	Flotek Industries, Inc	763
100,339		FMC Corp	5,722
778,444		Freeport-McMoRan Copper & Gold, Inc (Class B)	18,184
14,460		FutureFuel Corp	188
32,454		Glatfelter	830
47,286		Globe Specialty Metals, Inc	815
24,960	e	Gold Resource Corp	84
205,071	*	Graphic Packaging Holding Co	2,793
24,459		Greif, Inc (Class A)	1,155
39,075		H.B. Fuller Co	1,740
6,809		Hawkins, Inc	295
9,402		Haynes International, Inc	456
54,162	*	Headwaters, Inc	812
262,218	e	Hecla Mining Co	732
33,599	*,e	Horsehead Holding Corp	532
152,705		Huntsman Corp	3,479
16,427		Innophos Holdings, Inc	960
18,027		Innospec, Inc	770
62,007		International Flavors & Fragrances, Inc	6,285
325,803		International Paper Co	17,457
40,015	*,e	Intrepid Potash, Inc	555
14,023		Kaiser Aluminum Corp	1,002
62,146	*	Kapstone Paper and Packaging Corp	1,821
4,800		KMG Chemicals, Inc	96
16,539		Koppers Holdings, Inc	430
24,388	*	Kraton Polymers LLC	507
14,288		Kronos Worldwide, Inc	186
19,323	*	Landec Corp	267
104,108	*	Louisiana-Pacific Corp	1,724
13,887	*	LSB Industries, Inc	437
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
311,087		LyondellBasell Industries AF S.C.A	$24,697
8,861	*,e	Marrone Bio Innovations, Inc	32
46,995	e	Martin Marietta Materials, Inc	5,184
127,312		MeadWestvaco Corp	5,651
27,178		Minerals Technologies, Inc	1,888
364,964		Monsanto Co	43,602
237,005		Mosaic Co	10,819
23,791		Myers Industries, Inc	419
11,726		Neenah Paper, Inc	707
6,792		NewMarket Corp	2,741
373,040		Newmont Mining Corp	7,050
29,589		Noranda Aluminium Holding Corp	104
240,123		Nucor Corp	11,778
61,075		Olin Corp	1,391
8,985		Olympic Steel, Inc	160
23,303		OM Group, Inc	694
32,453	*	Omnova Solutions, Inc	264
126,112	*	Owens-Illinois, Inc	3,404
74,848		Packaging Corp of America	5,842
64,376	*	Platform Specialty Products Corp	1,495
73,826		PolyOne Corp	2,799
103,793		PPG Industries, Inc	23,992
219,455		Praxair, Inc	28,433
9,804		Quaker Chemical Corp	902
31,957	e	Rayonier Advanced Materials, Inc	713
58,316		Reliance Steel & Aluminum Co	3,573
201,095	*	Rentech, Inc	253
49,260	*	Resolute Forest Products	867
108,746		Rock-Tenn Co (Class A)	6,631
55,625		Rockwood Holdings, Inc	4,383
48,654		Royal Gold, Inc	3,051
101,323		RPM International, Inc	5,138
23,200	*	RTI International Metals, Inc	586
8,418	*	Ryerson Holding Corp	84
19,399		Schnitzer Steel Industries, Inc (Class A)	438
23,952		Schweitzer-Mauduit International, Inc	1,013
34,069		Scotts Miracle-Gro Co (Class A)	2,123
163,420		Sealed Air Corp	6,934
31,811	*,e	Senomyx, Inc	191
38,347		Sensient Technologies Corp	2,314
64,531		Sherwin-Williams Co	16,974
89,567		Sigma-Aldrich Corp	12,295
33,477		Silgan Holdings, Inc	1,794
76,188		Sonoco Products Co	3,329
110,590	e	Southern Copper Corp (NY)	3,119
165,973		Steel Dynamics, Inc	3,276
13,671		Stepan Co	548
90,832	*	Stillwater Mining Co	1,339
52,835		SunCoke Energy, Inc	1,022
64,203		Tahoe Resources, Inc	890
30,889		TimkenSteel Corp	1,144
15,246	*	Trecora Resources	224
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,671		Tredegar Corp	$442
8,747	*,e	Trinseo S.A.	153
44,328		Tronox Ltd	1,059
4,092	*	UFP Technologies, Inc	101
1,357		United States Lime & Minerals, Inc	99
110,404	e	United States Steel Corp	2,952
4,623	*	Universal Stainless & Alloy	116
10,188	*	US Concrete, Inc	290
40,307	e	US Silica Holdings Inc	1,035
63,837		Valspar Corp	5,521
98,368		Vulcan Materials Co	6,466
37,679		Wausau Paper Corp	428
31,064		Westlake Chemical Corp	1,898
40,133		Worthington Industries, Inc	1,208
57,560	*	WR Grace & Co	5,491
17,018		Zep, Inc	258
		TOTAL MATERIALS	620,005

MEDIA - 3.5%
12,963		AH Belo Corp (Class A)	135
16,000		AMC Entertainment Holdings, Inc	419
45,765	*	AMC Networks, Inc	2,918
147,096	e	Cablevision Systems Corp (Class A)	3,036
17,686	*	Carmike Cinemas, Inc	465
394,022		CBS Corp (Class B)	21,805
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	184
60,064	*	Charter Communications, Inc	10,008
56,587	*	Cinedigm Corp	92
87,874		Cinemark Holdings, Inc	3,127
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	297
1,941,429		Comcast Corp (Class A)	112,622
27,056	*	Crown Media Holdings, Inc (Class A)	96
101,938	*	Cumulus Media, Inc (Class A)	431
772	*,e	Daily Journal Corp	203
12,681	*,e	Dex Media, Inc	114
351,129	*	DIRECTV	30,443
173,884	*	Discovery Communications, Inc (Class A)	5,990
173,884	*	Discovery Communications, Inc (Class C)	5,863
159,417	*	DISH Network Corp (Class A)	11,620
57,581	*,e	DreamWorks Animation SKG, Inc (Class A)	1,286
18,269	*	Entercom Communications Corp (Class A)	222
54,182		Entravision Communications Corp (Class A)	351
14,854	*	Eros International plc	314
23,436	*	EW Scripps Co (Class A)	524
172,059		Gannett Co, Inc	5,494
28,415	*,e	Global Eagle Entertainment, Inc	387
14,759	*	Global Sources Ltd	94
38,349	*	Gray Television, Inc	430
33,505		Harte-Hanks, Inc	259
6,780	*,e	Hemisphere Media Group, Inc	92
320,956		Interpublic Group of Cos, Inc	6,666
33,375		John Wiley & Sons, Inc (Class A)	1,977
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
42,642	*	Journal Communications, Inc (Class A)	$487
59,903		Lamar Advertising Co	3,213
39,207	*,e	Lee Enterprises, Inc	144
17,372	*	Liberty Broadband Corp (Class A)	870
35,908	*,e	Liberty Broadband Corp (Class C)	1,789
69,489	*	Liberty Media Corp	2,451
143,632	*	Liberty Media Corp (Class C)	5,031
64,240	e	Lions Gate Entertainment Corp	2,057
108,249	*	Live Nation, Inc	2,826
9,932	*	Loral Space & Communications, Inc	782
46,379	*	Madison Square Garden, Inc	3,491
29,313	*	Martha Stewart Living Omnimedia, Inc (Class A)	126
45,516	*	McClatchy Co (Class A)	151
32,196		MDC Partners, Inc	732
37,793	*,e	Media General, Inc	632
26,535		Meredith Corp	1,441
14,733		Morningstar, Inc	953
46,358		National CineMedia, Inc	666
22,523		New Media Investment Group, Inc	532
98,100		New York Times Co (Class A)	1,297
377,718	*	News Corp	5,926
23,355	e	Nexstar Broadcasting Group, Inc (Class A)	1,210
192,947		Omnicom Group, Inc	14,948
17,261	*,e	Radio One, Inc	29
7,422	*,e	ReachLocal, Inc	26
12,373	*	Reading International, Inc	164
60,087	e	Regal Entertainment Group (Class A)	1,283
7,217	*	Rentrak Corp	526
3,654		Saga Communications, Inc	159
8,940		Salem Communications	70
19,984		Scholastic Corp	728
80,102	e	Scripps Networks Interactive (Class A)	6,029
53,558	*,e	SFX Entertainment, Inc	243
51,060	e	Sinclair Broadcast Group, Inc (Class A)	1,397
1,946,806	*	Sirius XM Holdings, Inc	6,814
20,194	*	Sizmek, Inc	126
69,001	*	Starz-Liberty Capital	2,049
266,209		Thomson Corp	10,739
209,139		Time Warner Cable, Inc	31,802
662,144		Time Warner, Inc	56,560
84,151		Time, Inc	2,071
1,426,357		Twenty-First Century Fox, Inc	54,779
322,656		Viacom, Inc (Class B)	24,280
1,297,983		Walt Disney Co	122,257
21,644	e	World Wrestling Entertainment, Inc (Class A)	267
		TOTAL MEDIA	602,117

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
1,191,665		AbbVie, Inc	77,982
58,718	*,e	Acadia Pharmaceuticals, Inc	1,864
16,937	*,e	Accelerate Diagnostics, Inc	325
12,289	*,e	Acceleron Pharma, Inc	479
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,957	*,e	AcelRx Pharmaceuticals, Inc	$107
5,364	*	Achaogen, Inc	70
73,137	*,e	Achillion Pharmaceuticals, Inc	896
31,389	*	Acorda Therapeutics, Inc	1,283
190,019	*	Actavis plc	48,913
15,055	*,e	Actinium Pharmaceuticals, Inc	89
21,882	*,e	Aegerion Pharmaceuticals, Inc	458
5,900	*	Aerie Pharmaceuticals, Inc	172
56,476	*,e	Affymetrix, Inc	557
48,575	*	Agenus, Inc	193
250,777		Agilent Technologies, Inc	10,267
10,132	*,e	Agios Pharmaceuticals, Inc	1,135
6,056	*,e	Akebia Therapeutics, Inc	70
47,337	*	Akorn, Inc	1,714
17,375	*,e	Albany Molecular Research, Inc	283
6,292	*	Alder Biopharmaceuticals, Inc	183
148,857	*	Alexion Pharmaceuticals, Inc	27,543
27,483	*,e	Alimera Sciences, Inc	152
109,475	*	Alkermes plc	6,411
223,002		Allergan, Inc	47,408
50,442	*	Alnylam Pharmaceuticals, Inc	4,893
16,434	*,e	AMAG Pharmaceuticals, Inc	700
567,380		Amgen, Inc	90,378
30,986	*,e	Ampio Pharmaceuticals, Inc	106
25,259	*	Anacor Pharmaceuticals, Inc	815
5,005	*,e	ANI Pharmaceuticals, Inc	282
3,704	*	Applied Genetic Technologies Corp	78
18,952	*	Aratana Therapeutics, Inc	338
165,796	*,e	Arena Pharmaceuticals, Inc	575
121,910	*,e	Ariad Pharmaceuticals, Inc	838
91,342	*	Array Biopharma, Inc	432
39,456	*,e	Arrowhead Research Corp	291
6,200	*,e	Auspex Pharmaceuticals Inc	325
36,727	*,e	Auxilium Pharmaceuticals, Inc	1,263
5,237	*,e	Avalanche Biotechnologies, Inc	283
144,497	*	AVANIR Pharmaceuticals, Inc	2,449
53,741	*,e	BioCryst Pharmaceuticals, Inc	653
28,320	*,e	BioDelivery Sciences International, Inc	340
177,778	*	Biogen Idec, Inc	60,347
110,409	*	BioMarin Pharmaceuticals, Inc	9,981
56,961	*,e	Bio-Path Holdings, Inc	152
15,517	*	Bio-Rad Laboratories, Inc (Class A)	1,871
2,967	*	Biospecifics Technologies Corp	115
28,521		Bio-Techne Corp	2,635
27,248	*,e	BioTime, Inc	102
16,325	*	Bluebird Bio, Inc	1,497
1,243,991		Bristol-Myers Squibb Co	73,433
83,145	*	Bruker BioSciences Corp	1,631
11,074	*,e	Calithera Biosciences, Inc	224
26,827	*	Cambrex Corp	580
4,100	*,e	Cara Therapeutics Inc	41
37,417	*	Catalent, Inc	1,043
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
601,169	*	Celgene Corp	$67,247
67,311	*,e	Celldex Therapeutics, Inc	1,228
7,200	*	Cellular Dynamics International, Inc	46
16,803	*,e	Cempra, Inc	395
52,661	*	Cepheid, Inc	2,851
37,085	*	Charles River Laboratories International, Inc	2,360
18,304	*,e	ChemoCentryx, Inc	125
20,217	*,e	Chimerix, Inc	814
18,781	*,e	Clovis Oncology, Inc	1,052
56,916	*,e	Corcept Therapeutics, Inc	171
42,288	*	Covance, Inc	4,391
95,801	*,e	CTI BioPharma Corp	226
57,007	*,e	Cubist Pharmaceuticals, Inc	5,738
9,632	*,e	Cytokinetics, Inc	77
47,980	*,e	Cytori Therapeutics, Inc	23
41,833	*,e	CytRx Corp	115
40,825	*	Depomed, Inc	658
2,700	*,e	Dicerna Pharmaceuticals Inc	44
102,195	*	Dyax Corp	1,437
19,927	*,e	Dynavax Technologies Corp	336
3,500	*,e	Eleven Biotheraputics Inc	42
738,520		Eli Lilly & Co	50,950
19,838	*	Emergent Biosolutions, Inc	540
7,962	*,e	Enanta Pharmaceuticals, Inc	405
115,311	*,e	Endo International plc	8,316
33,769	*,e	Endocyte, Inc	212
26,506	*	Enzo Biochem, Inc	118
9,923	*,e	Epizyme, Inc	187
6,700	*,e	Esperion Thereapeutics, Inc	271
62,597	*,e	Exact Sciences Corp	1,718
212,117	*,e	Exelixis, Inc	305
12,553	*	Five Prime Therapeutics, Inc	339
6,400	*	Flexion Therapeutics Inc	129
20,851	*	Fluidigm Corp	703
10,743	*,m	Forest Laboratories, Inc CVR	10
10,758	*,e	Foundation Medicine, Inc	239
6,747	*,m	Furiex Pharmaceuticals, Inc	66
13,945	*,e	Galectin Therapeutics, Inc	48
102,537	*,e	Galena Biopharma, Inc	155
3,000	*	Genocea Biosciences Inc	21
11,223	*,e	Genomic Health, Inc	359
114,325	*,e	Geron Corp	372
1,150,941	*	Gilead Sciences, Inc	108,488
79,065	*,e	Halozyme Therapeutics, Inc	763
14,185	*	Heron Therapeutics, Inc	143
48,486	*,e	Horizon Pharma plc	625
126,136	*	Hospira, Inc	7,726
10,443	*	Hyperion Therapeutics, Inc	251
43,621	*,e	Idera Pharmaceuticals, Inc	192
104,481	*	Illumina, Inc	19,285
65,469	*,e	Immunogen, Inc	399
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
78,549	*,e	Immunomedics, Inc	$377
52,266	*,e	Impax Laboratories, Inc	1,656
108,932	*	Incyte Corp	7,964
36,466	*	Infinity Pharmaceuticals, Inc	616
46,169	*,e	Inovio Pharmaceuticals, Inc	424
27,309	*	Insmed, Inc	422
7,379	*	Insys Therapeutics, Inc	311
9,369	*,e	Intercept Pharmaceuticals, Inc	1,462
12,959	*,e	Intra-Cellular Therapies, Inc	229
27,301	*,e	Intrexon Corp	752
90,684	*	Ironwood Pharmaceuticals, Inc	1,389
89,084	*,e	Isis Pharmaceuticals, Inc	5,500
44,639	*,e	Jazz Pharmaceuticals plc	7,309
2,120,376		Johnson & Johnson	221,728
9,553	*,e	Karyopharm Therapeutics, Inc	358
68,602	*,e	Keryx Biopharmaceuticals, Inc	971
6,600	*,e	Kindred Biosciences Inc	49
6,601	*	Kite Pharma, Inc	381
13,125	*,e	KYTHERA Biopharmaceuticals, Inc	455
19,506	*,e	Lannett Co, Inc	836
173,586	*,e	Lexicon Pharmaceuticals, Inc	158
15,744	*,e	Ligand Pharmaceuticals, Inc (Class B)	838
15,493	*	Loxo Oncology, Inc	182
31,134	*	Luminex Corp	584
15,274	*	MacroGenics, Inc	536
86,126	*	Mallinckrodt plc	8,529
172,437	*,e	MannKind Corp	899
48,124	*	Medicines Co	1,332
57,923	*	Medivation, Inc	5,770
2,190,261		Merck & Co, Inc	124,385
73,750	*,e	Merrimack Pharmaceuticals, Inc	833
21,663	*	Mettler-Toledo International, Inc	6,552
69,816	*,e	MiMedx Group, Inc	805
5,698	*,e	Mirati Therapeutics, Inc	106
34,069	*	Momenta Pharmaceuticals, Inc	410
280,541	*	Mylan Laboratories, Inc	15,814
56,889	*,e	Myriad Genetics, Inc	1,938
7,890	*,e	NanoString Technologies, Inc	110
28,763	*,e	NanoViricides, Inc	78
97,156	*,e	Navidea Biopharmceuticals, Inc	184
96,260	*	Nektar Therapeutics	1,492
17,230	*,e	NeoStem, Inc	65
53,365	*,e	Neuralstem, Inc	145
57,584	*	Neurocrine Biosciences, Inc	1,286
14,869	*,e	NewLink Genetics Corp	591
27,407	*,e	Northwest Biotherapeutics, Inc	147
160,650	*,e	Novavax, Inc	953
80,677	*	NPS Pharmaceuticals, Inc	2,886
14,893	*,e	Ohr Pharmaceutical, Inc	124
26,874	*,e	Omeros Corp	666
4,045	*,m	Omthera Pharmaceuticals, Inc	2
9,299	*	OncoMed Pharmaceuticals, Inc	202
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
51,753	*	Oncothyreon, Inc	$98
10,319	*,e	Ophthotech Corp	463
143,885	*,e	Opko Health, Inc	1,437
88,413	*,e	Orexigen Therapeutics, Inc	536
47,632	*,e	Organovo Holdings, Inc	345
12,630	*,e	Osiris Therapeutics, Inc	202
5,464	*	Otonomy, Inc	182
11,569	*,e	OvaScience, Inc	512
50,411	*	Pacific Biosciences of California, Inc	395
27,071	*,e	Pacira Pharmaceuticals, Inc	2,400
29,042	*	Pain Therapeutics, Inc	59
43,666	*	Parexel International Corp	2,426
111,677	e	PDL BioPharma, Inc	861
217,309	*,e	Peregrine Pharmaceuticals, Inc	302
85,256		PerkinElmer, Inc	3,728
24,465	*	Pernix Theraputics Holdings, Inc	230
100,335		Perrigo Co plc	16,772
4,780,678		Pfizer, Inc	148,918
46,171	*,e	Pharmacyclics, Inc	5,645
10,957		Phibro Animal Health Corp	346
28,026	*	Portola Pharmaceuticals, Inc	794
15,548	*	Pozen, Inc	124
38,233	*	Prestige Brands Holdings, Inc	1,327
51,583	*,e	Progenics Pharmaceuticals, Inc	390
16,389	*,e	Prothena Corp plc	340
16,950	*,e	PTC Therapeutics, Inc	877
17,347	*,e	Puma Biotechnology, Inc	3,283
178,940	*	Qiagen NV (NASDAQ)	4,198
42,973	*	Quintiles Transnational Holdings, Inc	2,530
48,221	*,e	Raptor Pharmaceutical Corp	507
13,895	*	Receptos, Inc	1,702
11,646	*,e	Regado Biosciences, Inc	11
59,505	*	Regeneron Pharmaceuticals, Inc	24,412
7,041	*,e	Regulus Therapeutics, Inc	113
12,549	*,e	Relypsa, Inc	387
23,464	*	Repligen Corp	465
27,458	*,e	Repros Therapeutics, Inc	274
14,500	*,e	Retrophin, Inc	177
5,300	*,e	Revance Therapeutics, Inc	90
66,996	*	Rigel Pharmaceuticals, Inc	152
16,776	*	Sagent Pharmaceuticals	421
48,057	*,e	Salix Pharmaceuticals Ltd	5,524
54,946	*,e	Sangamo Biosciences, Inc	836
31,888	*,e	Sarepta Therapeutics, Inc	461
43,039	*	Sciclone Pharmaceuticals, Inc	377
76,360	*,e	Seattle Genetics, Inc	2,453
87,069	*,e	Sequenom, Inc	322
47,540	*,e	Spectrum Pharmaceuticals, Inc	329
12,168	*,e	Stemline Therapeutics, Inc	208
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	90
37,533	*,e	Sunesis Pharmaceuticals, Inc	96
21,873	*,e	Supernus Pharmaceuticals, Inc	182
16,285	*,e	Synageva BioPharma Corp	1,511
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
95,564	*,e	Synergy Pharmaceuticals, Inc	$291
52,113	*,e	Synta Pharmaceuticals Corp	138
13,518	*,e	T2 Biosystems, Inc	260
14,763	*,e	TESARO, Inc	549
16,779	*	Tetraphase Pharmaceuticals, Inc	666
13,436	*,e	TG Therapeutics, Inc	213
78,332	*,e	TherapeuticsMD, Inc	349
17,111	*,e	Theravance Biopharma, Inc	255
61,047	e	Theravance, Inc	864
301,420		Thermo Electron Corp	37,765
65,850	*,e	Threshold Pharmaceuticals, Inc	209
20,013	*,e	Tokai Pharmaceuticals, Inc	295
5,100	*	Ultragenyx Pharmaceutical, Inc	224
36,410	*	United Therapeutics Corp	4,715
23,698	*,e	Vanda Pharmaceuticals, Inc	339
10,567	*,e	Verastem, Inc	97
5,257	*,e	Versartis, Inc	118
178,617	*	Vertex Pharmaceuticals, Inc	21,220
10,155	*,e	Vitae Pharmaceuticals, Inc	169
4,085	*,e	Vital Therapies, Inc	102
74,791	*,e	Vivus, Inc	215
23,662	*,e	VWR Corp	612
64,149	*	Waters Corp	7,231
11,200	*	Xencor Inc	180
33,276	*	Xenoport, Inc	292
64,947	*,e	XOMA Corp	233
15,467	*,e	Zafgen, Inc	477
78,272	*,e	ZIOPHARM Oncology, Inc	397
377,986		Zoetis Inc	16,265
74,879	*,e	Zogenix, Inc	103
4,180	*,e	ZS Pharma, Inc	174
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,547,584

REAL ESTATE - 3.9%
41,676		Acadia Realty Trust	1,335
21,134		AG Mortgage Investment Trust	392
10,360		Agree Realty Corp	322
36,954		Alexander & Baldwin, Inc	1,451
1,574		Alexander’s, Inc	688
54,028		Alexandria Real Estate Equities, Inc	4,794
945	*,e	Altisource Asset Management Corp	293
11,088	*,e	Altisource Portfolio Solutions S.A.	375
42,959		Altisource Residential Corp	833
27,018		American Assets Trust,Inc	1,076
79,779		American Campus Communities, Inc	3,300
267,932		American Capital Agency Corp	5,849
44,879		American Capital Mortgage, Inc	846
112,117		American Homes 4 Rent	1,909
52,603		American Realty Capital Healthcare Trust, Inc	626
585,838		American Realty Capital Properties, Inc	5,302
24,165	*,e	American Residential Properties, Inc	425
298,228		American Tower Corp	29,480
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,556		AmREIT, Inc (Class B)	$386
719,885		Annaly Capital Management, Inc	7,782
104,198		Anworth Mortgage Asset Corp	547
110,902		Apartment Investment & Management Co (Class A)	4,120
34,740		Apollo Commercial Real Estate Finance, Inc	568
22,112		Ares Commercial Real Estate Corp	254
14,151		Armada Hoffler Properties, Inc	134
298,636	e	ARMOUR Residential REIT, Inc	1,099
18,244		Ashford Hospitality Prime, Inc	313
52,924		Ashford Hospitality Trust, Inc	555
43,899		Associated Estates Realty Corp	1,019
7,072	*	AV Homes, Inc	103
97,504		AvalonBay Communities, Inc	15,931
14,753		Aviv REIT, Inc	509
146,174		BioMed Realty Trust, Inc	3,149
115,541		Boston Properties, Inc	14,869
118,676		Brandywine Realty Trust	1,896
36,900		Brixmor Property Group, Inc	917
64,335		Camden Property Trust	4,750
49,200		Campus Crest Communities, Inc	360
77,031	e	Capstead Mortgage Corp	946
19,988		CareTrust REIT, Inc	246
14,285		CatchMark Timber Trust Inc	162
124,137		CBL & Associates Properties, Inc	2,411
212,369	*	CBRE Group, Inc	7,274
54,349		Cedar Shopping Centers, Inc	399
189,048		Chambers Street Properties	1,524
19,647		Chatham Lodging Trust	569
37,072		Chesapeake Lodging Trust	1,379
782,428		Chimera Investment Corp	2,488
70,359		Colony Financial, Inc	1,676
94,538		Columbia Property Trust, Inc	2,397
4,977		Consolidated-Tomoka Land Co	278
23,678	e	CorEnergy Infrastructure Trust, Inc	153
15,000		Coresite Realty	586
65,862		Corporate Office Properties Trust	1,868
149,941		Cousins Properties, Inc	1,712
251,437		Crown Castle International Corp	19,788
109,361		CubeSmart	2,414
24,661		CyrusOne, Inc	679
127,278		CYS Investments, Inc	1,110
62,436		DCT Industrial Trust, Inc	2,226
225,998		DDR Corp	4,149
148,119		DiamondRock Hospitality Co	2,203
102,419	e	Digital Realty Trust, Inc	6,790
108,380		Douglas Emmett, Inc	3,078
249,388		Duke Realty Corp	5,038
47,457		DuPont Fabros Technology, Inc	1,577
41,887		Dynex Capital, Inc	346
23,492		EastGroup Properties, Inc	1,487
34,875		Education Realty Trust, Inc	1,276
69,842		Empire State Realty Trust, Inc	1,228
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
40,575		Entertainment Properties Trust	$2,338
90,303		Equity Commonwealth	2,318
62,982		Equity Lifestyle Properties, Inc	3,247
45,769		Equity One, Inc	1,161
271,699		Equity Residential	19,519
47,098		Essex Property Trust, Inc	9,730
35,324		Excel Trust, Inc	473
87,918		Extra Space Storage, Inc	5,155
50,112		Federal Realty Investment Trust	6,688
96,717		FelCor Lodging Trust, Inc	1,046
82,257		First Industrial Realty Trust, Inc	1,691
39,859		First Potomac Realty Trust	493
120,106	*	Forest City Enterprises, Inc (Class A)	2,558
29,389	*	Forestar Real Estate Group, Inc	453
67,229		Franklin Street Properties Corp	825
67,409		Gaming and Leisure Properties, Inc	1,978
424,625		General Growth Properties, Inc	11,945
54,016		Geo Group, Inc	2,180
18,098		Getty Realty Corp	330
9,649		Gladstone Commercial Corp	166
109,785		Glimcher Realty Trust	1,508
40,458		Government Properties Income Trust	931
88,013	e	Gramercy Property Trust, Inc	607
16,110		Hannon Armstrong Sustainable Infrastructure Capital, Inc	229
78,328		Hatteras Financial Corp	1,444
346,529		HCP, Inc	15,258
244,582		Health Care REIT, Inc	18,507
72,939		Healthcare Realty Trust, Inc	1,993
89,538		Healthcare Trust of America, Inc	2,412
153,508		Hersha Hospitality Trust	1,079
68,398		Highwoods Properties, Inc	3,029
43,293		Home Properties, Inc	2,840
113,430		Hospitality Properties Trust	3,516
573,634		Host Marriott Corp	13,635
30,234	*	Howard Hughes Corp	3,943
41,377		Hudson Pacific Properties	1,244
64,150		Inland Real Estate Corp	702
93,191		Invesco Mortgage Capital, Inc	1,441
80,864		Investors Real Estate Trust	661
138,662		Iron Mountain, Inc	5,361
64,505	*	iStar Financial, Inc	880
33,460		Jones Lang LaSalle, Inc	5,017
53,389	e	Kennedy-Wilson Holdings, Inc	1,351
62,016		Kilroy Realty Corp	4,283
312,567		Kimco Realty Corp	7,858
24,893		Kite Realty Group Trust	715
79,268		LaSalle Hotel Properties	3,208
156,139	e	Lexington Corporate Properties Trust	1,714
112,029		Liberty Property Trust	4,216
27,155		LTC Properties, Inc	1,172
106,565		Macerich Co	8,889
67,066		Mack-Cali Realty Corp	1,278
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
130,332		Medical Properties Trust, Inc	$1,796
277,088		MFA Mortgage Investments, Inc	2,214
56,685		Mid-America Apartment Communities, Inc	4,233
41,601		Monmouth Real Estate Investment Corp (Class A)	461
25,162		National Health Investors, Inc	1,760
93,229	e	National Retail Properties, Inc	3,670
108,346	e	New Residential Investment Corp	1,384
69,636	e	New York Mortgage Trust, Inc	537
58,364		New York REIT, Inc	618
162,367		NorthStar Realty Finance Corp	2,854
95,375	e	Omega Healthcare Investors, Inc	3,726
9,027		One Liberty Properties, Inc	214
110,397		Outfront Media, Inc	2,963
8,338		Owens Realty Mortgage, Inc	122
131,030	*	Paramount Group, Inc	2,436
54,080		Parkway Properties, Inc	995
48,419		Pebblebrook Hotel Trust	2,209
52,388		Pennsylvania REIT	1,229
57,080		Pennymac Mortgage Investment Trust	1,204
35,364		Physicians Realty Trust	587
116,280		Piedmont Office Realty Trust, Inc	2,191
133,412		Plum Creek Timber Co, Inc	5,709
39,530		Post Properties, Inc	2,323
28,544		Potlatch Corp	1,195
377,624		Prologis, Inc	16,249
14,667		PS Business Parks, Inc	1,167
108,020		Public Storage, Inc	19,967
11,900		QTS Realty Trust, Inc	403
71,652		RAIT Investment Trust	550
57,913		Ramco-Gershenson Properties	1,085
95,872		Rayonier, Inc	2,679
9,000		Re/Max Holdings, Inc	308
110,565	*	Realogy Holdings Corp	4,919
166,550	e	Realty Income Corp	7,946
62,979	e	Redwood Trust, Inc	1,241
69,743		Regency Centers Corp	4,448
88,791		Resource Capital Corp	447
57,074		Retail Opportunities Investment Corp	958
173,060		Retail Properties of America, Inc	2,888
34,424		Rexford Industrial Realty, Inc	541
99,184		RLJ Lodging Trust	3,326
27,910	e	Rouse Properties, Inc	517
32,495	e	Ryman Hospitality Properties	1,714
36,029		Sabra Healthcare REIT, Inc	1,094
6,582		Saul Centers, Inc	376
27,823		Select Income REIT	679
155,150		Senior Housing Properties Trust	3,430
28,907		Silver Bay Realty Trust Corp	479
232,830		Simon Property Group, Inc	42,401
72,320		SL Green Realty Corp	8,608
23,793		Sovran Self Storage, Inc	2,075
302,542		Spirit Realty Capital, Inc	3,597
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
47,906	*,e	St. Joe Co	$881
39,404		STAG Industrial, Inc	965
168,526	*	Starwood Property Trust, Inc	3,917
29,725	e	Starwood Waypoint Residential Trust	784
39,430	*	STORE Capital Corp	852
186,899	*	Strategic Hotels & Resorts, Inc	2,473
60,860		Summit Hotel Properties, Inc	757
31,195		Sun Communities, Inc	1,886
139,173		Sunstone Hotel Investors, Inc	2,298
68,504		Tanger Factory Outlet Centers, Inc	2,532
48,485		Taubman Centers, Inc	3,705
11,747	*	Tejon Ranch Co	346
24,859		Terreno Realty Corp	513
15,107	*,e	Trade Street Residential, Inc	116
281,289		Two Harbors Investment Corp	2,818
190,771		UDR, Inc	5,880
11,783		UMH Properties, Inc	113
7,885		Universal Health Realty Income Trust	379
14,629		Urstadt Biddle Properties, Inc (Class A)	320
221,375		Ventas, Inc	15,873
140,266		Vornado Realty Trust	16,511
117,976		Washington Prime Group, Inc	2,032
50,804		Washington REIT	1,405
92,487		Weingarten Realty Investors	3,230
28,538	e	Western Asset Mortgage Capital Corp	419
398,235		Weyerhaeuser Co	14,293
14,061		Whitestone REIT	212
75,159		WP Carey, Inc	5,269
		TOTAL REAL ESTATE	664,730

RETAILING - 4.4%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	121
48,207		Aaron’s, Inc	1,474
55,095		Abercrombie & Fitch Co (Class A)	1,578
55,059		Advance Auto Parts, Inc	8,770
74,586	*,e	Aeropostale, Inc	173
281,569	*	Amazon.com, Inc	87,385
146,718	e	American Eagle Outfitters, Inc	2,036
6,968	*	America’s Car-Mart, Inc	372
35,675	*	Ann Taylor Stores Corp	1,301
23,729	*	Asbury Automotive Group, Inc	1,802
97,226	*	Ascena Retail Group, Inc	1,221
55,182	*	Autonation, Inc	3,334
24,521	*	AutoZone, Inc	15,181
30,948	*	Barnes & Noble, Inc	719
23,033		Bebe Stores, Inc	50
139,952	*	Bed Bath & Beyond, Inc	10,660
215,572		Best Buy Co, Inc	8,403
14,390		Big 5 Sporting Goods Corp	211
43,237		Big Lots, Inc	1,730
6,861	*	Blue Nile, Inc	247
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,116	e	Bon-Ton Stores, Inc	$68
32,106		Brown Shoe Co, Inc	1,032
21,122	e	Buckle, Inc	1,109
8,786	*	Build-A-Bear Workshop, Inc	177
21,674	*	Burlington Stores, Inc	1,024
37,763	*,e	Cabela’s, Inc	1,990
164,826	*	Carmax, Inc	10,974
21,208		Cato Corp (Class A)	895
116,119		Chico’s FAS, Inc	1,882
15,377	e	Children’s Place Retail Stores, Inc	877
33,880	*	Christopher & Banks Corp	193
8,466	*	Citi Trends, Inc	214
20,933	*,e	Conn’s, Inc	391
11,400	*,e	Container Store Group, Inc	218
19,468		Core-Mark Holding Co, Inc	1,206
8,764	*,e	Coupons.com, Inc	156
57,355		CST Brands, Inc	2,501
10,433		Destination Maternity Corp	166
32,976	*	Destination XL Group, Inc	180
71,755		Dick’s Sporting Goods, Inc	3,563
19,360		Dillard’s, Inc (Class A)	2,423
231,160	*	Dollar General Corp	16,343
154,816	*	Dollar Tree, Inc	10,896
54,370		DSW, Inc (Class A)	2,028
29,701	*	EVINE Live, Inc	196
76,656		Expedia, Inc	6,543
57,805	*	Express Parent LLC	849
71,048		Family Dollar Stores, Inc	5,628
37,259		Finish Line, Inc (Class A)	906
36,992	*,e	Five Below, Inc	1,510
110,512		Foot Locker, Inc	6,209
26,659	*	Francesca’s Holdings Corp	445
29,664		Fred’s, Inc (Class A)	516
13,967	*	FTD Cos, Inc	486
11,720	*	Gaiam, Inc (Class A)	84
86,754	e	GameStop Corp (Class A)	2,932
179,579		Gap, Inc	7,562
17,487	*	Genesco, Inc	1,340
114,384		Genuine Parts Co	12,190
69,032		GNC Holdings, Inc	3,242
18,255		Group 1 Automotive, Inc	1,636
355,763	*,e	Groupon, Inc	2,939
44,451		Guess?, Inc	937
16,062		Haverty Furniture Cos, Inc	354
12,065	*,e	HHgregg, Inc	91
18,371	*,e	Hibbett Sports, Inc	890
1,024,981		Home Depot, Inc	107,592
25,591		HSN, Inc	1,945
228,517	*,e	JC Penney Co, Inc	1,481
8,801	*	Kirkland’s, Inc	208
156,273	e	Kohl’s Corp	9,539
182,518		L Brands, Inc	15,797
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,586	*,e	Lands’ End, Inc	$679
366,166	*	Liberty Interactive Corp	10,773
55,902	*	Liberty TripAdvisor Holdings, Inc	1,504
108,472	*	Liberty Ventures	4,092
16,930		Lithia Motors, Inc (Class A)	1,468
225,488	*	LKQ Corp	6,341
762,814		Lowe’s Companies, Inc	52,482
19,294	*,e	Lumber Liquidators, Inc	1,279
272,354		Macy’s, Inc	17,907
16,477	*	MarineMax, Inc	330
10,302	*,e	Mattress Firm Holding Corp	598
36,113		Men’s Wearhouse, Inc	1,594
21,100	*	Michaels Cos, Inc	522
24,581	e	Monro Muffler, Inc	1,421
34,348	*	Murphy USA, Inc	2,365
45,145	*	NetFlix, Inc	15,422
13,306	*	New York & Co, Inc	35
103,654		Nordstrom, Inc	8,229
20,499		Nutri/System, Inc	401
405,707	*	Office Depot, Inc	3,479
38,429	*	Orbitz Worldwide, Inc	316
78,904	*	O’Reilly Automotive, Inc	15,198
15,915	*,e	Outerwall, Inc	1,197
8,893	*,e	Overstock.com, Inc	216
35,100	*,e	Pacific Sunwear Of California, Inc	77
31,428		Penske Auto Group, Inc	1,542
40,957	*	PEP Boys - Manny Moe & Jack	402
8,150	e	PetMed Express, Inc	117
73,323		Petsmart, Inc	5,961
72,685		Pier 1 Imports, Inc	1,119
38,656	*	Priceline.com, Inc	44,076
37,540		Rent-A-Center, Inc	1,363
23,643	*,e	Restoration Hardware Holdings, Inc	2,270
23,188	*,e	RetailMeNot, Inc	339
159,274		Ross Stores, Inc	15,013
123,310	*	Sally Beauty Holdings, Inc	3,791
20,377	*,e	Sears Holdings Corp	672
9,044	*,e	Sears Hometown and Outlet Stores, Inc	119
42,473	*	Select Comfort Corp	1,148
10,447		Shoe Carnival, Inc	268
29,418	*	Shutterfly, Inc	1,227
60,439		Signet Jewelers Ltd	7,952
29,758		Sonic Automotive, Inc (Class A)	805
7,767	*,e	Sportsman’s Warehouse Holdings, Inc	57
25,073		Stage Stores, Inc	519
481,608		Staples, Inc	8,727
17,973		Stein Mart, Inc	263
9,938	*	Systemax, Inc	134
474,716		Target Corp	36,036
84,264		Tiffany & Co	9,004
21,071	*,e	Tile Shop Holdings, Inc	187
6,790	*	Tilly’s, Inc	66
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
524,854		TJX Companies, Inc	$35,994
102,934		Tractor Supply Co	8,113
31,509	e	Travelport Worldwide Ltd	567
83,948	*	TripAdvisor, Inc	6,268
32,864	*,e	Tuesday Morning Corp	713
48,392	*	Ulta Salon Cosmetics & Fragrance, Inc	6,186
81,376	*	Urban Outfitters, Inc	2,859
22,533	*	Vitamin Shoppe, Inc	1,095
11,570	*	Voxx International Corp	101
11,292	*	West Marine, Inc	146
71,021		Williams-Sonoma, Inc	5,375
1,945		Winmark Corp	169
10,200	*,e	zulily, Inc	239
15,828	*	Zumiez, Inc	611
		TOTAL RETAILING	760,859

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
29,482	*	Advanced Energy Industries, Inc	699
474,503	*,e	Advanced Micro Devices, Inc	1,267
11,245	*	Alpha & Omega Semiconductor Ltd	99
234,103		Altera Corp	8,648
21,591	*,e	Ambarella, Inc	1,095
64,371	*	Amkor Technology, Inc	457
233,106		Analog Devices, Inc	12,942
914,892		Applied Materials, Inc	22,799
59,771	*	Applied Micro Circuits Corp	390
317,173	*	Atmel Corp	2,663
7,201	*,e	Audience, Inc	32
187,282		Avago Technologies Ltd	18,839
83,398	*	Axcelis Technologies, Inc	213
402,315		Broadcom Corp (Class A)	17,432
52,087		Brooks Automation, Inc	664
17,924	*	Cabot Microelectronics Corp	848
9,758	*	Cascade Microtech, Inc	142
38,988	*	Cavium Networks, Inc	2,410
18,075	*	Ceva, Inc	328
47,684	*	Cirrus Logic, Inc	1,124
18,761		Cohu, Inc	223
92,344	*,e	Cree, Inc	2,975
118,022	e	Cypress Semiconductor Corp	1,685
28,713	*	Diodes, Inc	792
21,955	*	DSP Group, Inc	239
105,554	*	Entegris, Inc	1,394
68,235	*	Entropic Communications, Inc	173
28,026	*	Exar Corp	286
95,996	*	Fairchild Semiconductor International, Inc	1,620
53,360	*	First Solar, Inc	2,380
40,961	*	Formfactor, Inc	352
79,359	*,e	Freescale Semiconductor Holdings Ltd	2,002
23,492	*	Inphi Corp	434
100,476	*	Integrated Device Technology, Inc	1,969
19,660		Integrated Silicon Solution, Inc	326
3,730,918		Intel Corp	135,395
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
52,511	*	International Rectifier Corp	$2,095
94,162		Intersil Corp (Class A)	1,362
16,725		IXYS Corp	211
124,616		Kla-Tencor Corp	8,763
50,517	*	Kopin Corp	183
122,876		Lam Research Corp	9,749
90,159	*	Lattice Semiconductor Corp	621
175,784		Linear Technology Corp	8,016
7,685	*	MA-COM Technology Solutions	240
299,774		Marvell Technology Group Ltd	4,347
210,176		Maxim Integrated Products, Inc	6,698
17,709	*	MaxLinear, Inc	131
40,439		Micrel, Inc	587
150,135	e	Microchip Technology, Inc	6,773
803,425	*	Micron Technology, Inc	28,128
70,791	*	Microsemi Corp	2,009
40,466		MKS Instruments, Inc	1,481
28,065		Monolithic Power Systems, Inc	1,396
18,167	*	Nanometrics, Inc	305
3,184	*	NVE Corp	225
422,848		Nvidia Corp	8,478
40,842	*	Omnivision Technologies, Inc	1,062
331,808	*	ON Semiconductor Corp	3,361
23,357	*	PDF Solutions, Inc	347
19,298	*	Pericom Semiconductor Corp	261
46,544	*	Photronics, Inc	387
130,681	*	PMC - Sierra, Inc	1,197
22,927		Power Integrations, Inc	1,186
40,327	*,e	QuickLogic Corp	127
84,186	*	Rambus, Inc	934
216,856	*,e	RF Micro Devices, Inc	3,598
19,674	*,e	Rubicon Technology, Inc	90
25,190	*	Rudolph Technologies, Inc	258
51,093	*	Semtech Corp	1,409
56,384	*	Silicon Image, Inc	311
32,688	*	Silicon Laboratories, Inc	1,557
143,527		Skyworks Solutions, Inc	10,436
45,610	*,e	Spansion, Inc	1,561
203,017	*,e	SunEdison, Inc	3,961
34,481	*,e	SunPower Corp	891
145,162		Teradyne, Inc	2,873
40,116		Tessera Technologies, Inc	1,434
809,502		Texas Instruments, Inc	43,280
129,862	*	Triquint Semiconductor, Inc	3,578
17,159	*	Ultra Clean Holdings	159
21,651	*	Ultratech, Inc	402
29,696	*	Veeco Instruments, Inc	1,036
38,295	*	Vitesse Semiconductor Corp	145
37,527	*	Xcerra Corp	344
200,711		Xilinx, Inc	8,689
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	432,008
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
SOFTWARE & SERVICES - 10.2%
9,048	*,e	A10 Networks, Inc	$39
473,999		Accenture plc	42,333
90,744	*	ACI Worldwide, Inc	1,830
369,713		Activision Blizzard, Inc	7,450
32,107	*	Actua Corp	593
40,528	*	Actuate Corp	267
57,158	*	Acxiom Corp	1,159
373,155	*	Adobe Systems, Inc	27,128
39,195		Advent Software, Inc	1,201
7,597	*,e	Aerohive Networks, Inc	36
134,169	*	Akamai Technologies, Inc	8,447
44,386	*,e	Alliance Data Systems Corp	12,697
6,591	*,e	Amber Road, Inc	67
119,106		Amdocs Ltd	5,557
15,720		American Software, Inc (Class A)	143
32,146	*,e	Angie’s List, Inc	200
68,549	*	Ansys, Inc	5,621
61,041	*	AOL, Inc	2,818
71,089	*	Aspen Technology, Inc	2,490
172,342	*	Autodesk, Inc	10,351
360,534		Automatic Data Processing, Inc	30,058
25,053	*	AVG Technologies NV	495
50,870	*	Bankrate, Inc	632
5,965	*,e	Barracuda Networks, Inc	214
36,867	*,e	Bazaarvoice, Inc	296
2,542	*,e	Benefitfocus, Inc	83
35,258		Blackbaud, Inc	1,525
38,269	*,e	Blackhawk Network Holdings, Inc	1,485
30,473	*	Blucora, Inc	422
55,821		Booz Allen Hamilton Holding Co	1,481
4,804	*,e	Borderfree, Inc	43
29,562	*	Bottomline Technologies, Inc	747
20,694	*	Brightcove, Inc	161
92,422		Broadridge Financial Solutions, Inc	4,268
20,308	*	BroadSoft, Inc	589
237,907		CA, Inc	7,244
17,259	*	CACI International, Inc (Class A)	1,487
219,174	*	Cadence Design Systems, Inc	4,158
35,036	*	Callidus Software, Inc	572
13,412	*	Carbonite, Inc	191
33,955	*	Cardtronics, Inc	1,310
5,000	*,e	Care.com, Inc	41
7,744		Cass Information Systems, Inc	412
120,637		CDK Global, Inc	4,917
15,814	*,e	ChannelAdvisor Corp	341
52,926	*	Ciber, Inc	188
24,953	*,e	Cimpress NV	1,867
123,631	*	Citrix Systems, Inc	7,888
457,674	*	Cognizant Technology Solutions Corp (Class A)	24,101
35,374	*	Commvault Systems, Inc	1,828
108,985		Computer Sciences Corp	6,872
11,045		Computer Task Group, Inc	105
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,099	*	comScore, Inc	$1,258
16,654	*	Comverse, Inc	313
23,960	*	Constant Contact, Inc	879
76,457		Convergys Corp	1,557
40,208	*,e	Cornerstone OnDemand, Inc	1,415
21,672	*	CoStar Group, Inc	3,980
22,974	*	Covisint Corp	61
27,701		CSG Systems International, Inc	694
13,746	*,e	Cvent, Inc	383
20,584	*,e	Cyan, Inc	51
11,133	*	Datalink Corp	144
40,435	*	DealerTrack Holdings, Inc	1,792
4,552	*	Demand Media, Inc	28
22,223	*,e	Demandware, Inc	1,279
37,330	*	Dice Holdings, Inc	374
27,690	*	Digital River, Inc	685
5,437		DMRC Corp	148
22,274		DST Systems, Inc	2,097
17,491	*,e	E2open, Inc	168
82,942		EarthLink Holdings Corp	364
949,832	*	eBay, Inc	53,305
15,000	e	Ebix, Inc	255
235,163	*	Electronic Arts, Inc	11,056
20,207	*,e	Ellie Mae, Inc	815
21,956	*,e	Endurance International Group Holdings, Inc	405
20,747	*	EnerNOC, Inc	321
25,859	*	Envestnet, Inc	1,271
25,200	*	EPAM Systems, Inc	1,203
25,591		EPIQ Systems, Inc	437
3,943	*	ePlus, Inc	298
38,947		Equinix, Inc	8,830
37,881	*	Euronet Worldwide, Inc	2,080
45,179		EVERTEC, Inc	1,000
5,306	*,e	Everyday Health, Inc	78
24,918	*	ExlService Holdings, Inc	715
1,479,740	*	Facebook, Inc	115,449
31,946	e	Factset Research Systems, Inc	4,496
24,107		Fair Isaac Corp	1,743
215,742		Fidelity National Information Services, Inc	13,419
64,915	*,e	FireEye, Inc	2,050
67,170	*	First American Corp	2,122
186,455	*	Fiserv, Inc	13,233
9,532	*,e	Five9, Inc	43
62,803	*	FleetCor Technologies, Inc	9,339
28,477	*,e	FleetMatics Group plc	1,011
11,266		Forrester Research, Inc	443
103,474	*	Fortinet, Inc	3,173
68,004	*	Gartner, Inc	5,727
122,107	*	Genpact Ltd	2,311
19,206	*,m	Gerber Scientific, Inc	0	^
18,635	*,e	Gigamon, Inc	330
51,313	*	Global Cash Access, Inc	367
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
51,191		Global Payments, Inc	$4,133
20,044	*,e	Globant S.A.	313
69,701	*,e	Glu Mobile, Inc	272
42,541	*,e	Gogo, Inc	703
212,860	*	Google, Inc	112,050
210,371	*	Google, Inc (Class A)	111,635
6,976	*	GrubHub, Inc	253
9,950	*	GTT Communications, Inc	132
9,927	*,e	Guidance Software, Inc	72
51,316	*	Guidewire Software, Inc	2,598
28,793		Hackett Group, Inc	253
28,656		Heartland Payment Systems, Inc	1,546
23,633	*	Higher One Holdings, Inc	100
70,903	*	HomeAway, Inc	2,112
14,191	*,e	HubSpot, Inc	477
56,348		IAC/InterActiveCorp	3,425
27,237	*	iGate Corp	1,075
15,425	*	Imperva, Inc	762
37,980	*	Infoblox, Inc	768
82,708	*	Informatica Corp	3,154
25,780	*	Information Services Group, Inc	109
12,605	*,e	Interactive Intelligence, Inc	604
40,309	*	Internap Network Services Corp	321
708,976		International Business Machines Corp	113,748
213,644		Intuit, Inc	19,696
36,074		j2 Global, Inc	2,237
63,715		Jack Henry & Associates, Inc	3,959
30,270	*	Jive Software, Inc	183
19,259	*	Knot, Inc	351
56,344	*	Kofax Ltd	396
49,809		Leidos Holdings, Inc	2,168
50,961	*	Limelight Networks, Inc	141
78,486	*	LinkedIn Corp	18,029
44,720	*	Lionbridge Technologies	257
19,090	*,e	Liquidity Services, Inc	156
40,701	*	Liveperson, Inc	574
18,232	*	LogMeIn, Inc	900
5,938	*,e	Luxoft Holding, Inc	229
13,813	*,e	magicJack VocalTec Ltd	112
56,909	*	Manhattan Associates, Inc	2,317
18,418		Mantech International Corp (Class A)	557
25,119		Marchex, Inc (Class B)	115
20,549	*,e	Marin Software, Inc	174
19,466	*,e	Marketo, Inc	637
753,258	*	Mastercard, Inc (Class A)	64,901
7,815	*,e	Mavenir Systems, Inc	106
51,764		MAXIMUS, Inc	2,839
73,403		Mentor Graphics Corp	1,609
6,191,102		Microsoft Corp	287,577
6,844	*	MicroStrategy, Inc (Class A)	1,111
117,360	*,e	Millennial Media, Inc	188
9,450	*,e	MobileIron, Inc	94
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,483	*	Model N, Inc	$154
33,165	*	ModusLink Global Solutions, Inc	124
22,389	*	MoneyGram International, Inc	204
29,292		Monotype Imaging Holdings, Inc	844
70,908	*	Monster Worldwide, Inc	328
28,739	*	Netscout Systems, Inc	1,050
31,367	*,e	NetSuite, Inc	3,424
42,216	*,e	NeuStar, Inc (Class A)	1,174
48,579		NIC, Inc	874
199,552	*	Nuance Communications, Inc	2,848
5,741	*,e	OPOWER, Inc	82
2,461,637		Oracle Corp	110,700
155,524	*,e	Pandora Media, Inc	2,773
7,197	*,e	Park City Group, Inc	65
242,545		Paychex, Inc	11,198
4,481	*	Paycom Software, Inc	118
24,918	*	Pegasystems, Inc	518
25,493	*	Perficient, Inc	475
22,039	*	PRGX Global, Inc	126
38,760	*	Progress Software Corp	1,047
27,964	*	Proofpoint, Inc	1,349
17,256	*	PROS Holdings, Inc	474
90,859	*	PTC, Inc	3,330
7,544	*	Q2 Holdings, Inc	142
3,320		QAD, Inc (Class A)	75
65,926	*	QLIK Technologies, Inc	2,036
15,315	*	Qualys, Inc	578
20,643	*	QuinStreet, Inc	125
86,647	*	Rackspace Hosting, Inc	4,056
20,376	*,e	Rally Software Development Corp	232
18,038	*	RealNetworks, Inc	127
39,496	*	RealPage, Inc	867
142,700	*	Red Hat, Inc	9,866
6,528		Reis, Inc	171
4,552	*	Rightside Group Ltd	31
13,745	*,e	Rocket Fuel, Inc	222
15,279	*	Rosetta Stone, Inc	149
71,644	*	Rovi Corp	1,618
5,726	*	Rubicon Project, Inc	92
31,508		Sabre Corp	639
460,155	*	Salesforce.com, Inc	27,292
13,536	*	Sapiens International Corp NV	100
85,802	*	Sapient Corp	2,135
31,732		Science Applications International Corp	1,572
21,075	*	Sciquest, Inc	305
24,634	*	Seachange International, Inc	157
109,169	*	ServiceNow, Inc	7,407
46,932	*	ServiceSource International LLC	220
11,435	*,e	Shutterstock, Inc	790
26,176	*,e	Silver Spring Networks, Inc	221
49,819	*	SolarWinds, Inc	2,482
52,358		Solera Holdings, Inc	2,680
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
89,484	*	Splunk, Inc	$5,275
11,456	*	SPS Commerce, Inc	649
51,412		SS&C Technologies Holdings, Inc	3,007
11,136	*	Stamps.com, Inc	534
31,978	*	Sykes Enterprises, Inc	751
518,408		Symantec Corp	13,300
26,622	*	Synchronoss Technologies, Inc	1,114
114,623	*	Synopsys, Inc	4,983
23,254	*	Syntel, Inc	1,046
34,637	*	TA Indigo Holding Corp	412
28,745	*	Tableau Software, Inc	2,436
72,182	*	Take-Two Interactive Software, Inc	2,023
29,444	*	Tangoe, Inc	384
12,153	*	TechTarget, Inc	138
24,938	*	TeleCommunication Systems, Inc (Class A)	78
12,644	*	TeleNav, Inc	84
13,212	*	TeleTech Holdings, Inc	313
119,632	*,e	Teradata Corp	5,226
14,409	*,e	Textura Corp	410
87,562	*	TiVo, Inc	1,037
126,792		Total System Services, Inc	4,306
6,116	*	Travelzoo, Inc	77
25,168	*,e	Tremor Video, Inc	72
6,295	*	TrueCar, Inc	144
28,133	*	Trulia, Inc	1,295
389,780	*	Twitter, Inc	13,981
24,991	*	Tyler Technologies, Inc	2,735
21,521	*	Ultimate Software Group, Inc	3,160
38,674	*	Unisys Corp	1,140
68,687	*	Unwired Planet, Inc	69
94,253	*	Vantiv, Inc	3,197
3,865	*,e	Varonis Systems, Inc	127
19,828	*,e	Vasco Data Security International	559
84,224	*	VeriFone Systems, Inc	3,133
41,214	*	Verint Systems, Inc	2,402
91,214	*,e	VeriSign, Inc	5,199
32,131	*,e	VirnetX Holding Corp	176
19,493	*	Virtusa Corp	812
375,808		Visa, Inc (Class A)	98,537
66,416	*	VMware, Inc (Class A)	5,481
49,370	*,e	Vringo, Inc	27
28,678	*,e	WebMD Health Corp (Class A)	1,134
36,917	*	Website Pros, Inc	701
407,229	e	Western Union Co	7,293
29,100	*	WEX, Inc	2,879
9,100	*	Wix.com Ltd	191
70,957	*	Workday, Inc	5,791
874,838		Xerox Corp	12,125
23,310	*,e	Xoom Corp	408
711,973	*	Yahoo!, Inc	35,962
37,978	*,e	Yelp, Inc	2,079
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
16,364	*	Yodlee, Inc	$200
14,220	*,e	YuMe, Inc	72
8,238	*	Zendesk, Inc	201
23,203	*,e	Zillow, Inc	2,457
47,197	*	Zix Corp	170
534,906	*	Zynga, Inc	1,423
		TOTAL SOFTWARE & SERVICES	1,756,252

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
83,151	*,e	3D Systems Corp	2,733
45,260		Adtran, Inc	987
18,766	*	Agilysys, Inc	236
9,098	e	Alliance Fiber Optic Products, Inc	132
235,926		Amphenol Corp (Class A)	12,695
20,525		Anixter International, Inc	1,816
4,519,028		Apple, Inc	498,810
11,231	*	Applied Optoelectronics, Inc	126
4,588	*,e	Arista Networks, Inc	279
95,409	*	ARRIS Group, Inc	2,880
73,244	*	Arrow Electronics, Inc	4,240
80,354	*	Aruba Networks, Inc	1,461
101,447		Avnet, Inc	4,364
34,410		AVX Corp	482
11,475		Badger Meter, Inc	681
7,316		Bel Fuse, Inc (Class B)	200
33,137		Belden CDT, Inc	2,612
40,623	*	Benchmark Electronics, Inc	1,034
12,526		Black Box Corp	299
330,434		Brocade Communications Systems, Inc	3,912
26,799	*,e	CalAmp Corp	490
28,887	*	Calix Networks, Inc	290
65,847		CDW Corp	2,316
30,668	*	Checkpoint Systems, Inc	421
77,250	*,e	Ciena Corp	1,499
3,839,373		Cisco Systems, Inc	106,792
8,964	*,e	Clearfield, Inc	110
65,532	*	Cognex Corp	2,708
19,403	*	Coherent, Inc	1,178
47,048	*	CommScope Holding Co, Inc	1,074
11,551		Comtech Telecommunications Corp	364
8,410	*,e	Control4 Corp	129
980,656		Corning, Inc	22,486
29,620	*,e	Cray, Inc	1,021
23,637		CTS Corp	422
16,074	*,e	CUI Global, Inc	120
27,847		Daktronics, Inc	348
47,853		Diebold, Inc	1,658
18,652	*	Digi International, Inc	173
34,151		Dolby Laboratories, Inc (Class A)	1,473
46,638	*	Dot Hill Systems Corp	206
16,172	*	DTS, Inc	497
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
13,533	*,e	Eastman Kodak Co	$294
32,770	*	EchoStar Corp (Class A)	1,720
11,677		Electro Rent Corp	164
17,062		Electro Scientific Industries, Inc	132
35,264	*	Electronics for Imaging, Inc	1,510
1,534,321		EMC Corp	45,631
65,177	*	Emulex Corp	370
79,396	*	Extreme Networks, Inc	280
57,317	*	F5 Networks, Inc	7,478
26,560	*	Fabrinet	471
12,851	*	FARO Technologies, Inc	806
32,068		FEI Co	2,897
73,430	*,e	Finisar Corp	1,425
104,966		Flir Systems, Inc	3,392
20,123	*	GSI Group, Inc	296
85,574	*	Harmonic, Inc	600
79,176		Harris Corp	5,686
1,422,583		Hewlett-Packard Co	57,088
21,661	*	Immersion Corp	205
88,583	*	Infinera Corp	1,304
116,956	*	Ingram Micro, Inc (Class A)	3,233
32,646	*	Insight Enterprises, Inc	845
31,229		InterDigital, Inc	1,652
17,622	*	Intevac, Inc	137
53,770	*,e	InvenSense, Inc	874
24,446	*,e	IPG Photonics Corp	1,832
31,091	*	Itron, Inc	1,315
43,041	*	Ixia	484
154,194		Jabil Circuit, Inc	3,366
176,416	*	JDS Uniphase Corp	2,420
308,348		Juniper Networks, Inc	6,882
33,781	*	Kemet Corp	142
125,388	*	Keysight Technologies, Inc	4,234
18,878	*	Kimball Electronics, Inc	227
64,648	*,e	Knowles Corp	1,523
10,929	*	KVH Industries, Inc	138
48,008		Lexmark International, Inc (Class A)	1,981
17,104		Littelfuse, Inc	1,653
22,942	*,e	Maxwell Technologies, Inc	209
23,128	*	Mercury Computer Systems, Inc	322
1,988		Mesa Laboratories, Inc	154
28,385		Methode Electronics, Inc	1,036
154,590		Motorola, Inc	10,370
12,135		MTS Systems Corp	911
9,079	*	Multi-Fineline Electronix, Inc	102
75,087		National Instruments Corp	2,335
127,136	*	NCR Corp	3,705
225,239		NetApp, Inc	9,336
28,803	*	Netgear, Inc	1,025
27,910	*	Newport Corp	533
6,210	*,e	Nimble Storage, Inc	171
10,650	*	Numerex Corp	118
72,862	*,e	Oclaro, Inc	130
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,702	*	OSI Systems, Inc	$1,041
39,302	*	Palo Alto Networks, Inc	4,817
18,452		Park Electrochemical Corp	460
68,401	*,e	Parkervision, Inc	62
6,868		PC Connection, Inc	169
31,900		Plantronics, Inc	1,691
25,402	*	Plexus Corp	1,047
104,359	*	Polycom, Inc	1,409
16,952	*,e	Procera Networks, Inc	122
73,291	*	QLogic Corp	976
1,265,034		Qualcomm, Inc	94,030
171,155	*,e	Quantum Corp	301
36,008	*,e	RealD, Inc	425
124,087	*	Riverbed Technology, Inc	2,533
21,664	*	Rofin-Sinar Technologies, Inc	623
13,791	*	Rogers Corp	1,123
48,685	*	Ruckus Wireless, Inc	585
170,395		SanDisk Corp	16,695
61,646	*	Sanmina Corp	1,451
22,159	*	Scansource, Inc	890
43,182	*	ShoreTel, Inc	317
25,143	*,e	Silicon Graphics International Corp	286
187,540	*	Sonus Networks, Inc	745
29,279	*	Speed Commerce, Inc	91
37,383	*,e	Stratasys Ltd	3,107
25,994	*	Super Micro Computer, Inc	907
27,223	*	Synaptics, Inc	1,874
21,522		SYNNEX Corp	1,682
28,651	*	Tech Data Corp	1,812
3,883		Tessco Technologies, Inc	113
197,674	*	Trimble Navigation Ltd	5,246
41,884	*,e	TTM Technologies, Inc	315
21,543	e	Ubiquiti Networks, Inc	639
29,474	*,e	Universal Display Corp	818
31,477	*,e	Viasat, Inc	1,984
3,408	*	Viasystems Group, Inc	56
60,568	*,e	Violin Memory, Inc	290
100,754		Vishay Intertechnology, Inc	1,426
9,508	*	Vishay Precision Group, Inc	163
161,050		Western Digital Corp	17,828
38,765	*	Zebra Technologies Corp (Class A)	3,001
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,054,048

TELECOMMUNICATION SERVICES - 2.0%
66,124	*	8x8, Inc	606
3,886,671		AT&T, Inc	130,553
7,918		Atlantic Tele-Network, Inc	535
12,079	*	Boingo Wireless, Inc	93
429,285		CenturyTel, Inc	16,991
149,815	*	Cincinnati Bell, Inc	478
35,274		Cogent Communications Group, Inc	1,248
38,388	e	Consolidated Communications Holdings, Inc	1,068
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
16,551	*	Fairpoint Communications, Inc	$235
762,890	e	Frontier Communications Corp	5,088
24,304	*	General Communication, Inc (Class A)	334
206,831	*,e	Globalstar, Inc	569
7,568	*	Hawaiian Telcom Holdco, Inc	209
10,513		IDT Corp (Class B)	214
45,794	*	inContact, Inc	403
25,073		Inteliquent, Inc	492
20,308	*,e	Intelsat S.A.	353
60,764	*,e	Iridium Communications, Inc	592
208,667	*	Level 3 Communications, Inc	10,304
11,759		Lumos Networks Corp	198
11,759	e	NTELOS Holdings Corp	49
28,044	*	Orbcomm, Inc	183
42,630	*	Premiere Global Services, Inc	453
21,474	*,e	RingCentral, Inc	320
97,128	*	SBA Communications Corp (Class A)	10,758
18,151		Shenandoah Telecom Co	567
18,421		Spok Holdings, Inc	320
551,084	*,e	Sprint Corp	2,287
64,768		Telephone & Data Systems, Inc	1,635
201,000	*	T-Mobile US, Inc	5,415
9,529	*	US Cellular Corp	380
3,103,706		Verizon Communications, Inc	145,192
119,221	*	Vonage Holdings Corp	454
459,835	e	Windstream Holdings, Inc	3,789
29,659	*,e	Zayo Group Holdings, Inc	907
		TOTAL TELECOMMUNICATION SERVICES	343,272

TRANSPORTATION - 2.5%
44,655	*	Air Transport Services Group, Inc	382
101,817		Alaska Air Group, Inc	6,085
10,384		Allegiant Travel Co	1,561
5,591		Amerco, Inc	1,589
540,604		American Airlines Group, Inc	28,993
19,331		Arkansas Best Corp	896
19,165	*	Atlas Air Worldwide Holdings, Inc	945
79,796	*	Avis Budget Group, Inc	5,293
37,980	e	Baltic Trading Ltd	95
16,346		Celadon Group, Inc	371
112,465		CH Robinson Worldwide, Inc	8,422
42,760		Con-Way, Inc	2,103
24,453	e	Copa Holdings S.A. (Class A)	2,534
752,725		CSX Corp	27,271
634,635		Delta Air Lines, Inc	31,218
17,462	*	Echo Global Logistics, Inc	510
146,911		Expeditors International of Washington, Inc	6,554
221,831		FedEx Corp	38,523
22,919		Forward Air Corp	1,154
4,942	*	FRP Holdings, Inc	194
37,277	*	Genesee & Wyoming, Inc (Class A)	3,352
34,479	*,e	Hawaiian Holdings, Inc	898
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
41,206		Heartland Express, Inc	$1,113
339,163	*	Hertz Global Holdings, Inc	8,459
28,105	*	Hub Group, Inc (Class A)	1,070
4,290		International Shipholding Corp	64
69,164		J.B. Hunt Transport Services, Inc	5,827
184,047	*,e	JetBlue Airways Corp	2,919
82,978		Kansas City Southern Industries, Inc	10,126
42,550	*	Kirby Corp	3,435
45,057		Knight Transportation, Inc	1,517
24,864	e	Knightsbridge Tankers Ltd	113
33,831		Landstar System, Inc	2,454
17,739		Marten Transport Ltd	388
32,238		Matson, Inc	1,113
60,245		Navios Maritime Holdings, Inc	248
232,273		Norfolk Southern Corp	25,459
47,554	*	Old Dominion Freight Line	3,692
2,470	*	PAM Transportation Services, Inc	128
6,136		Park-Ohio Holdings Corp	387
20,803	*	Quality Distribution, Inc	221
36,815	*	Republic Airways Holdings, Inc	537
20,933	*	Roadrunner Transportation Services Holdings, Inc	489
40,345		Ryder System, Inc	3,746
30,068		Safe Bulkers, Inc	118
18,094	*	Saia, Inc	1,002
102,799	*	Scorpio Bulkers, Inc	202
40,260		Skywest, Inc	535
519,579		Southwest Airlines Co	21,989
55,048	*	Spirit Airlines, Inc	4,160
63,781	*	Swift Transportation Co, Inc	1,826
282,381	*	UAL Corp	18,888
14,027	*	Ultrapetrol Bahamas Ltd	30
678,894		Union Pacific Corp	80,877
531,352		United Parcel Service, Inc (Class B)	59,070
3,884		Universal Truckload Services, Inc	111
4,427	*	USA Truck, Inc	126
69,158	*,e	UTI Worldwide, Inc	835
9,699	*	Virgin America, Inc	419
34,798		Werner Enterprises, Inc	1,084
34,408	*	Wesco Aircraft Holdings, Inc	481
40,094	*,e	XPO Logistics, Inc	1,639
23,809	*,e	YRC Worldwide, Inc	535
		TOTAL TRANSPORTATION	436,375

UTILITIES - 3.2%
15,035	e	Abengoa Yield plc	411
497,334		AES Corp	6,848
90,267		AGL Resources, Inc	4,920
32,016		Allete, Inc	1,765
84,216		Alliant Energy Corp	5,594
184,363		Ameren Corp	8,505
367,101		American Electric Power Co, Inc	22,290
29,456		American States Water Co	1,109
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
134,451		American Water Works Co, Inc	$7,166
134,973		Aqua America, Inc	3,604
4,909		Artesian Resources Corp	111
108,646	e	Atlantic Power Corp	294
69,174		Atmos Energy Corp	3,856
45,672		Avista Corp	1,615
33,522		Black Hills Corp	1,778
35,650		California Water Service Group	877
306,005	*	Calpine Corp	6,772
325,746		Centerpoint Energy, Inc	7,632
11,590		Chesapeake Utilities Corp	576
46,444		Cleco Corp	2,533
203,302		CMS Energy Corp	7,065
8,405		Connecticut Water Service, Inc	305
220,291		Consolidated Edison, Inc	14,541
438,116		Dominion Resources, Inc	33,691
131,757		DTE Energy Co	11,380
530,050		Duke Energy Corp	44,280
92,132	*	Dynegy, Inc	2,796
244,181		Edison International	15,989
30,616		El Paso Electric Co	1,226
33,239		Empire District Electric Co	989
135,237		Entergy Corp	11,831
643,562		Exelon Corp	23,863
318,220		FirstEnergy Corp	12,407
117,135		Great Plains Energy, Inc	3,328
73,366		Hawaiian Electric Industries, Inc	2,456
38,056		Idacorp, Inc	2,519
59,780		Integrys Energy Group, Inc	4,654
118,947		ITC Holdings Corp	4,809
32,340		Laclede Group, Inc	1,720
144,429		MDU Resources Group, Inc	3,394
26,250		MGE Energy, Inc	1,197
11,759		Middlesex Water Co	271
55,740		National Fuel Gas Co	3,876
31,721		New Jersey Resources Corp	1,941
326,860		NextEra Energy, Inc	34,742
237,792		NiSource, Inc	10,087
239,428		Northeast Utilities	12,814
22,143	e	Northwest Natural Gas Co	1,105
27,832		NorthWestern Corp	1,575
245,109		NRG Energy, Inc	6,606
17,100	e	NRG Yield, Inc	806
150,808		OGE Energy Corp	5,351
39,547		ONE Gas, Inc	1,630
13,917	e	Ormat Technologies, Inc	378
27,545		Otter Tail Corp	853
29,866		Pattern Energy Group, Inc	737
189,953		Pepco Holdings, Inc	5,115
351,902		PG&E Corp	18,735
61,192		Piedmont Natural Gas Co, Inc	2,412
83,775		Pinnacle West Capital Corp	5,723
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY			VALUE (000)
60,937		PNM Resources, Inc			$1,806
58,032		Portland General Electric Co			2,195
502,156		PPL Corp			18,243
384,444		Public Service Enterprise Group, Inc			15,920
130,852		Questar Corp			3,308
104,149		SCANA Corp			6,291
184,580		Sempra Energy			20,555
12,005		SJW Corp			386
24,625		South Jersey Industries, Inc			1,451
665,012		Southern Co			32,659
34,400		Southwest Gas Corp			2,126
163,004		TECO Energy, Inc			3,340
17,533	e	TerraForm Power, Inc			541
128,103		UGI Corp			4,865
43,076		UIL Holdings Corp			1,876
10,272		Unitil Corp			377
62,331		Vectren Corp			2,882
96,665		Westar Energy, Inc			3,986
39,376		WGL Holdings, Inc			2,151
170,964	e	Wisconsin Energy Corp			9,017
375,757		Xcel Energy, Inc			13,497
9,006		York Water Co			209
		TOTAL UTILITIES			555,134
		TOTAL COMMON STOCKS			17,136,828
		(Cost $9,178,161)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
15,560	m	Magnum Hunter Resources Corp			0	^
		TOTAL ENERGY			0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
28,951	m	Trius Therapeutics, Inc			4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4

TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc			118
		TOTAL TELECOMMUNICATION SERVICES			118

UTILITIES - 0.0%
10,657		Liberty Broadband Corp			101
		TOTAL UTILITIES			101

		TOTAL RIGHTS / WARRANTS			223
		(Cost $118)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 3.3%
TREASURY DEBT - 0.0%
$7,000,000	d	United States Treasury Bill	0.120%	07/23/15	6,996
		TOTAL TREASURY DEBT			6,996
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.3%
564,844,257	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$564,844
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	564,844

		TOTAL SHORT-TERM INVESTMENTS	571,840
		(Cost $571,839)
		TOTAL INVESTMENTS - 103.1%	17,708,891
		(Cost $9,750,118)
		OTHER ASSETS & LIABILITIES, NET - (3.1)%	(536,135)
		NET ASSETS - 100.0%	$17,172,756

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $548,746,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.9%

AUTOMOBILES & COMPONENTS - 0.1%
$4,987,500	i	Gates Global LLC	4.250%	07/05/21	$4,844
5,000,000	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	4,992
		TOTAL AUTOMOBILES & COMPONENTS			9,836

CAPITAL GOODS - 0.0%
4,802,000	i	TransDigm, Inc	3.750	02/28/20	4,709
		TOTAL CAPITAL GOODS			4,709

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,727,175	i	Capital Safety North America	3.750	03/29/21	2,639
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,639

CONSUMER SERVICES - 0.1%
5,000,000	i	1011778 BC ULC	4.500	10/27/21	4,979
4,504,505	i	Hilton Worldwide	3.500	10/26/20	4,446
4,974,619	i	MGM Resorts International	3.500	12/20/19	4,835
		TOTAL CONSUMER SERVICES			14,260

DIVERSIFIED FINANCIALS - 0.0%
4,974,937	i	TransUnion LLC	4.000	04/09/21	4,894
		TOTAL DIVERSIFIED FINANCIALS			4,894

ENERGY - 0.0%
168,582	i	Granite Acquisition, Inc	5.000	10/15/21	169
3,831,418	i	Granite Acquisition, Inc	5.000	10/15/21	3,844
		TOTAL ENERGY			4,013

FOOD & STAPLES RETAILING - 0.1%
5,550,000	i	Albertson’s Holdings LLC	4.500	08/25/21	5,544
		TOTAL FOOD & STAPLES RETAILING			5,544

FOOD, BEVERAGE & TOBACCO - 0.1%
10,179,000	i	HJ Heinz Co	3.250	06/07/19	10,067
		TOTAL FOOD, BEVERAGE & TOBACCO			10,067

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,611,614	i	Capsugel Holdings US, Inc	3.500	08/01/18	3,517
470,250	i	CHS/Community Health Systems	4.250	01/27/21	469
1,691,500	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,671
2,975,926	i	Kinetic Concepts, Inc	3.500	09/30/17	2,933
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,590

MATERIALS - 0.1%
894,000	i	Eco Services Operations LLC	4.750	12/04/21	887
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,494,058		Minerals Technologies, Inc	4.000%	05/09/21	$2,463
3,000,000	i	Minerals Technologies, Inc	4.000	05/09/21	2,963
3,391,500	i	Solenis International LP	4.250	07/31/21	3,298
		TOTAL MATERIALS			9,611

MEDIA - 0.1%
5,000,000	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	4,872
4,756,775	i	MTL Publishing LLC	3.750	06/29/18	4,667
1,817,452	i	Univision Communications, Inc	4.000	03/01/20	1,774
4,500,000	i	Virgin Media Investment Holdings Ltd	3.500	06/05/20	4,413
		TOTAL MEDIA			15,726

RETAILING - 0.0%
1,995,000	i	Stater Bros Markets	4.750	05/12/21	1,968
		TOTAL RETAILING			1,968

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
12,387,750	i	Avago Technologies Ltd	3.750	05/06/21	12,331
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,331

SOFTWARE & SERVICES - 0.1%
5,000,000	i	Activision Blizzard, Inc	3.250	10/11/20	4,988
4,974,937	i	IMS Health, Inc	3.500	03/17/21	4,851
		TOTAL SOFTWARE & SERVICES			9,839

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
4,775,819	i	NXP BV	3.250	01/11/20	4,692
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,692

UTILITIES - 0.0%
195,500	i	Calpine Corp	4.000	10/09/19	193
		TOTAL UTILITIES			193

		TOTAL BANK LOAN OBLIGATIONS			118,912
		(Cost $120,355)

BONDS - 97.1%

CORPORATE BONDS - 34.9%

AUTOMOBILES & COMPONENTS - 0.3%
10,300,000		Ford Motor Co	4.750	01/15/43	10,868
1,000,000	g	Gates Global LLC	6.000	07/15/22	958
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,541
13,950,000		Johnson Controls, Inc	4.625	07/02/44	14,355
8,675,000		Magna International, Inc	3.625	06/15/24	8,693
		TOTAL AUTOMOBILES & COMPONENTS			39,415

BANKS - 6.6%
2,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	2,533
1,900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	1,881
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,500,000		Bancolombia S.A.	5.950%	06/03/21	$1,609
11,786,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	11,842
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,498
3,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	3,013
5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,129
15,175,000		Bank of America Corp	3.750	07/12/16	15,718
18,550,000		Bank of America Corp	5.300	03/15/17	19,926
8,525,000		Bank of America Corp	6.000	09/01/17	9,400
24,000,000		Bank of America Corp	2.600	01/15/19	24,187
7,000,000		Bank of America Corp	2.650	04/01/19	7,051
6,150,000		Bank of America Corp	4.200	08/26/24	6,265
6,750,000		Bank of America Corp	4.250	10/22/26	6,735
6,350,000		Bank of America Corp	5.000	01/21/44	7,111
8,700,000		Bank of America Corp	4.875	04/01/44	9,612
27,700,000	g	Bank of Montreal	2.625	01/25/16	28,287
25,520,000	g	Bank of Nova Scotia	1.650	10/29/15	25,741
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	40,230
25,000,000		Bank of Nova Scotia	2.125	09/11/19	25,054
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,949
5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,414
7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	7,045
8,075,000		Barclays plc	2.750	11/08/19	8,026
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,245
3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,233
2,500,000	g	Caixa Economica Federal	2.375	11/06/17	2,359
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,061
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	12,762
11,850,000		Capital One Bank USA NA	2.950	07/23/21	11,776
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,475
8,425,000		Citigroup, Inc	1.300	11/15/16	8,415
9,300,000		Citigroup, Inc	2.550	04/08/19	9,361
11,000,000		Citigroup, Inc	3.875	10/25/23	11,433
19,400,000		Citigroup, Inc	3.750	06/16/24	19,812
10,525,000		Citigroup, Inc	5.300	05/06/44	11,532
10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,225
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,003
8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	9,175
10,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	13,009
2,800,000	g	DBS Group Holdings Ltd	2.246	07/16/19	2,794
16,351,000		Deutsche Bank AG	3.700	05/30/24	16,592
5,980,000		Eksportfinans ASA	2.375	05/25/16	5,994
2,300,000	g	Export Credit Bank of Turkey	5.000	09/23/21	2,341
12,850,000		Fifth Third Bancorp	2.375	04/25/19	12,909
4,200,000	g	Hana Bank	4.375	09/30/24	4,366
8,700,000	g	HSBC Bank plc	1.500	05/15/18	8,605
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,956
1,550,000		HSBC Holdings plc	4.000	03/30/22	1,650
12,250,000		HSBC Holdings plc	4.250	03/14/24	12,747
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,698
5,275,000		HSBC Holdings plc	5.250	03/14/44	5,909
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,298
5,000,000		HSBC USA, Inc	1.625	01/16/18	4,981
7,150,000		HSBC USA, Inc	2.250	06/23/19	7,139
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$12,000,000		HSBC USA, Inc	2.375%	11/13/19	$11,997
17,000,000		JPMorgan Chase & Co	3.875	02/01/24	17,721
9,400,000		JPMorgan Chase & Co	4.850	02/01/44	10,427
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,533
9,550,000		KeyBank NA	2.500	12/15/19	9,589
4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,513
1,500,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,536
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,521
10,400,000		PNC Bank NA	2.200	01/28/19	10,405
11,475,000		PNC Bank NA	2.250	07/02/19	11,457
10,950,000		PNC Bank NA	2.700	11/01/22	10,486
17,395,000		PNC Bank NA	2.950	01/30/23	16,998
6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,098
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,306
12,000,000		Royal Bank of Canada	1.200	09/19/17	11,932
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,425
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,871
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,386
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,842
5,700,000		SunTrust Bank	2.750	05/01/23	5,561
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,088
495,000		Toronto-Dominion Bank	2.500	07/14/16	507
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	26,809
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,232
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	70,541
1,325,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,345
1,700,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	1,722
2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,338
2,775,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,903
7,100,000		Union Bank NA	2.125	06/16/17	7,179
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,870
5,800,000		US Bancorp	1.650	05/15/17	5,843
5,550,000		US Bancorp	2.950	07/15/22	5,471
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,782
15,000,000	g	Westpac Banking Corp	1.850	11/26/18	15,004
10,850,000		Westpac Banking Corp	2.250	01/17/19	10,952
		TOTAL BANKS			891,301

CAPITAL GOODS - 0.9%
2,268,000	g	Alpek S.A. de C.V.	5.375	08/08/23	2,376
5,750,000		Caterpillar Financial Services Corp	2.250	12/01/19	5,756
5,700,000		Caterpillar Financial Services Corp	3.250	12/01/24	5,775
12,050,000		Caterpillar, Inc	1.500	06/26/17	12,124
8,000,000		Deere & Co	2.600	06/08/22	7,870
6,350,000	g	EADS Finance BV	2.700	04/17/23	6,266
2,075,000		Eaton Corp	4.000	11/02/32	2,111
1,300,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	1,323
4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	4,224
17,675,000		John Deere Capital Corp	1.950	03/04/19	17,538
1,395,480	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	1,249
8,375,000		Raytheon Co	4.200	12/15/44	8,699
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,250
11,000,000		Seagate HDD Cayman	4.750	06/01/23	11,425
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$665,000	g	Sealed Air Corp	6.500%	12/01/20	$728
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,397
12,950,000	g	Timken Co	3.875	09/01/24	12,930
7,000,000	g	TSMC Global Ltd	1.625	04/03/18	6,871
1,750,000	g	Tupy Overseas S.A.	6.625	07/17/24	1,680
8,950,000		United Technologies Corp	1.800	06/01/17	9,067
5,950,000		United Technologies Corp	4.500	06/01/42	6,478
500,000	g	Yasar Holdings AS.	8.875	05/06/20	520
		TOTAL CAPITAL GOODS			127,657

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,425,000		ADT Corp	4.125	04/15/19	1,411
1,425,000		ADT Corp	6.250	10/15/21	1,464
1,250,000	g	AECOM Technology Corp	5.750	10/15/22	1,278
4,875,000	g	AECOM Technology Corp	5.875	10/15/24	4,985
7,175,000		Air Lease Corp	3.875	04/01/21	7,211
7,250,000		Fluor Corp	3.500	12/15/24	7,211
10,290,000		Republic Services, Inc	3.800	05/15/18	10,887
5,375,000		Republic Services, Inc	3.550	06/01/22	5,518
7,150,000		Waste Management, Inc	2.600	09/01/16	7,314
15,050,000		Waste Management, Inc	2.900	09/15/22	14,892
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			62,171

CONSUMER DURABLES & APPAREL - 0.2%
1,250,000	g	Controladora Mabe S.A. de C.V.	7.875	10/28/19	1,372
9,600,000		DR Horton, Inc	3.750	03/01/19	9,504
3,000,000		Lennar Corp	4.500	11/15/19	2,977
6,900,000		PVH Corp	4.500	12/15/22	6,814
2,625,000		Whirlpool Corp	3.700	03/01/23	2,666
		TOTAL CONSUMER DURABLES & APPAREL			23,333

CONSUMER SERVICES - 1.0%
5,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	5,125
850,000		ARAMARK Corp	5.750	03/15/20	878
2,475,000		GLP Capital LP	4.375	11/01/18	2,531
5,000,000		Johns Hopkins University	4.083	07/01/53	5,227
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,216
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	14,350
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,159
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	9,744
6,475,000		Service Corp International	5.375	05/15/24	6,604
800,000	g	Six Flags Entertainment Corp	5.250	01/15/21	800
40,000,000		Stanford University	4.013	05/01/42	43,034
21,000,000		University of Chicago	4.151	10/01/45	21,160
		TOTAL CONSUMER SERVICES			129,828

DIVERSIFIED FINANCIALS - 4.6%
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	4,015
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,229
9,275,000		American Express Credit Corp	1.300	07/29/16	9,315
9,800,000		American Express Credit Corp	2.125	07/27/18	9,887
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,251
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,343
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,125,000		Bank of New York Mellon Corp	5.450%	05/15/19	$4,677
11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,596
8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,242
2,500,000	g	BBVA Bancomer S.A.	6.750	09/30/22	2,750
2,400,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	2,376
15,000,000		BlackRock, Inc	1.375	06/01/15	15,069
5,650,000		BlackRock, Inc	3.500	03/18/24	5,819
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	10,911
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,825
10,100,000		Capital One Financial Corp	1.000	11/06/15	10,090
2,800,000	g	Comcel Trust	6.875	02/06/24	2,933
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,927
7,175,000		Credit Suisse	2.300	05/28/19	7,163
5,675,000		Credit Suisse	3.000	10/29/21	5,649
10,000,000	g	FMR LLC	4.950	02/01/33	11,056
11,425,000	g	FMR LLC	5.150	02/01/43	12,967
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,993
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,723
6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,554
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,107
5,850,000		General Electric Capital Corp	2.300	01/14/19	5,943
30,000,000		General Electric Capital Corp	3.100	01/09/23	30,375
5,000,000		General Electric Capital Corp	6.150	08/07/37	6,522
375,000		General Electric Capital Corp	6.875	01/10/39	530
3,900,000		General Motors Financial Co, Inc	4.375	09/25/21	4,071
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	19,396
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,187
10,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	10,564
7,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	7,898
7,100,000		Goldman Sachs Group, Inc	4.000	03/03/24	7,371
8,925,000		Goldman Sachs Group, Inc	3.850	07/08/24	9,153
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,390
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,898
300,000		Goldman Sachs Group, Inc	6.250	02/01/41	379
15,125,000		Goldman Sachs Group, Inc	4.800	07/08/44	16,200
9,599,000		HSBC Finance Corp	6.676	01/15/21	11,389
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,883
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,845
1,425,000		Icahn Enterprises LP	4.875	03/15/19	1,421
1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,733
4,800,000	g	ICICI Bank Ltd	3.500	03/18/20	4,830
800,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	824
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,597
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,400
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,448
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,425
2,600,000		Korea Development Bank	2.500	03/11/20	2,587
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,436
1,625,000		Legg Mason, Inc	2.700	07/15/19	1,633
2,400,000		Legg Mason, Inc	3.950	07/15/24	2,434
3,000,000	g	Lukoil International Finance BV	3.416	04/24/18	2,550
3,745,000	g	Lukoil International Finance BV	6.125	11/09/20	3,307
10,300,000		Morgan Stanley	1.750	02/25/16	10,356
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$21,500,000		Morgan Stanley	1.875%	01/05/18	$21,421
6,800,000		Morgan Stanley	3.750	02/25/23	6,976
2,400,000		Morgan Stanley	3.875	04/29/24	2,463
17,450,000		Morgan Stanley	3.700	10/23/24	17,688
8,000,000		Morgan Stanley	4.350	09/08/26	8,048
7,250,000		Morgan Stanley	6.375	07/24/42	9,628
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,950
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,550
4,000,000	g	Reliance Holdings USA	4.500	10/19/20	4,180
1,725,000	g	Rio Oil Finance Trust	6.250	07/06/24	1,650
1,725,000	g	SUAM Finance BV	4.875	04/17/24	1,725
49,764,282		Tagua Leasing LLC	1.900	07/12/24	48,361
2,075,000		Textron, Inc	3.875	03/01/25	2,079
5,186,000		Toyota Motor Credit Corp	1.375	01/10/18	5,158
9,125,000		Unilever Capital Corp	2.200	03/06/19	9,221
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,214
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,567
10,950,000		Wells Fargo & Co	3.300	09/09/24	11,019
10,650,000		Wells Fargo & Co	4.100	06/03/26	10,885
11,775,000		Wells Fargo & Co	4.650	11/04/44	12,150
		TOTAL DIVERSIFIED FINANCIALS			622,375

ENERGY - 2.6%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	8,502
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,857
3,650,000		Apache Corp	1.750	04/15/17	3,646
3,750,000		Ashland, Inc	3.875	04/15/18	3,787
6,650,000		Ashland, Inc	4.750	08/15/22	6,650
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,207
3,000,000	g	California Resources Corp	5.000	01/15/20	2,602
2,080,000	g	California Resources Corp	6.000	11/15/24	1,758
2,600,000	i	Chesapeake Energy Corp	3.481	04/15/19	2,548
6,250,000		Chevron Corp	2.355	12/05/22	6,061
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,501
8,800,000		ConocoPhillips Co	3.350	11/15/24	8,891
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,008
3,150,000		Devon Energy Corp	4.750	05/15/42	3,171
5,850,000		Ecopetrol S.A.	4.125	01/16/25	5,557
1,000,000		Ecopetrol S.A.	5.875	05/28/45	925
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,541
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,157
10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	10,490
7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	8,064
1,950,000		EOG Resources, Inc	2.625	03/15/23	1,870
5,000,000		EP Energy LLC	6.875	05/01/19	5,075
2,250,000	g	Exterran Partners	6.000	10/01/22	1,913
1,200,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	984
2,739,000		Husky Energy, Inc	3.950	04/15/22	2,749
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,235
1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	1,011
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,667
850,000		Marathon Petroleum Corp	3.625	09/15/24	833
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,293
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,950,000		Noble Energy, Inc	3.900%	11/15/24	$3,904
1,850,000		Noble Energy, Inc	5.250	11/15/43	1,879
10,600,000		Noble Energy, Inc	5.050	11/15/44	10,477
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,508
7,550,000		Noble Holding International Ltd	4.900	08/01/20	7,074
4,325,000	g	Oleoducto Central SA	4.000	05/07/21	4,130
10,850,000		ONE Gas, Inc	2.070	02/01/19	10,876
3,500,000		ONE Gas, Inc	3.610	02/01/24	3,653
6,900,000		ONE Gas, Inc	4.658	02/01/44	7,863
2,000,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	1,535
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	864
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	2,000
3,550,000	g	Pertamina Persero PT	4.300	05/20/23	3,390
1,850,000	i	Petrobras Global Finance BV	1.852	05/20/16	1,753
3,600,000		Petrobras Global Finance BV	3.250	03/17/17	3,393
2,000,000	i	Petrobras Global Finance BV	2.371	01/15/19	1,774
810,000		Petrobras Global Finance BV	4.375	05/20/23	697
2,650,000		Petrobras Global Finance BV	6.250	03/17/24	2,522
1,305,000		Petrobras Global Finance BV	5.625	05/20/43	1,064
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,041
6,900,000		Petrobras International Finance Co	3.500	02/06/17	6,589
4,350,000		Petroleos Mexicanos	3.500	07/18/18	4,404
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,429
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,571
16,000,000		Petroleos Mexicanos	1.950	12/20/22	15,754
8,560,000		Petroleos Mexicanos	2.000	12/20/22	8,445
4,000,000		Petroleos Mexicanos	6.500	06/02/41	4,590
2,180,000		Petroleos Mexicanos	5.500	06/27/44	2,224
2,187,500		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	2,215
7,400,000		Phillips 66	1.950	03/05/15	7,419
5,775,000		Phillips 66	4.875	11/15/44	5,911
10,575,000		Plains All American Pipeline LP	3.600	11/01/24	10,382
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,407
2,800,000	g	PTT Exploration & Production PCL	3.707	09/16/18	2,894
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,281
3,335,000		Range Resources Corp	5.000	08/15/22	3,335
1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,421
6,000,000		Shell International Finance BV	2.375	08/21/22	5,836
4,405,000		Southwestern Energy Co	4.100	03/15/22	4,323
2,075,000		Statoil ASA	1.200	01/17/18	2,051
5,300,000		Statoil ASA	2.450	01/17/23	5,055
8,875,000		Statoil ASA	4.250	11/23/41	9,097
5,700,000		Suncor Energy, Inc	3.600	12/01/24	5,632
3,500,000		Talisman Energy, Inc	3.750	02/01/21	3,385
2,000,000		Tesoro Corp	5.125	04/01/24	1,985
1,000,000		Total Capital International S.A.	1.000	01/10/17	996
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,140
3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	3,883
2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,668
800,000	g	Ultra Petroleum Corp	5.750	12/15/18	738
2,750,000	g	Ultra Petroleum Corp	6.125	10/01/24	2,365
2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,910
3,375,000		Valero Energy Corp	4.500	02/01/15	3,382
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,490,000		Whiting Petroleum Corp	5.750%	03/15/21	$2,309
2,400,000		WPX Energy, Inc	5.250	09/15/24	2,232
		TOTAL ENERGY			352,208

FOOD & STAPLES RETAILING - 0.3%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,745
7,625,000		CVS Caremark Corp	4.000	12/05/23	8,069
8,425,000		CVS Caremark Corp	3.375	08/12/24	8,507
4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,920
7,300,000		Kroger Co	2.950	11/01/21	7,240
4,225,000		Walgreen Co	4.400	09/15/42	4,221
		TOTAL FOOD & STAPLES RETAILING			38,702

FOOD, BEVERAGE & TOBACCO - 1.0%
4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,510
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,444
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,566
24,650,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	23,957
1,900,000		Campbell Soup Co	2.500	08/02/22	1,816
9,400,000		Diageo Capital plc	2.625	04/29/23	9,139
2,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	2,090
7,600,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	7,089
4,080,000		General Mills, Inc	5.200	03/17/15	4,118
6,050,000		General Mills, Inc	2.200	10/21/19	5,999
4,750,000	g	Gruma SAB de C.V.	4.875	12/01/24	4,916
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,823
5,614,000		Kraft Foods Group, Inc	6.500	02/09/40	7,482
3,075,000		Mondelez International, Inc	4.125	02/09/16	3,189
6,200,000		Mondelez International, Inc	4.000	02/01/24	6,487
680,000		PepsiCo, Inc	7.900	11/01/18	827
5,100,000		PepsiCo, Inc	4.250	10/22/44	5,323
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,046
6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,241
8,800,000		Philip Morris International, Inc	3.250	11/10/24	8,804
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,046
1,125,000		TreeHouse Foods, Inc	4.875	03/15/22	1,139
3,650,000		Tyson Foods, Inc	3.950	08/15/24	3,773
2,150,000		Tyson Foods, Inc	4.875	08/15/34	2,359
		TOTAL FOOD, BEVERAGE & TOBACCO			137,183

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
7,290,000		Baxter International, Inc	3.200	06/15/23	7,346
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,929
2,425,000		Becton Dickinson & Co	3.734	12/15/24	2,497
5,775,000		Becton Dickinson & Co	4.685	12/15/44	6,219
2,325,000		CHS/Community Health Systems	5.125	08/15/18	2,406
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,171
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,834
6,500,000		Express Scripts Holding Co	2.100	02/12/15	6,508
6,850,000		Express Scripts Holding Co	3.900	02/15/22	7,133
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,798
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,270
4,560,000		HCA, Inc	6.500	02/15/20	5,109
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,575,000		HCA, Inc	5.875%	03/15/22	$5,010
3,500,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,382
10,450,000		McKesson Corp	4.883	03/15/44	11,511
10,125,000	g	Medtronic, Inc	2.500	03/15/20	10,152
8,450,000	g	Medtronic, Inc	3.500	03/15/25	8,644
9,625,000	g	Medtronic, Inc	4.625	03/15/45	10,433
7,100,000		Owens & Minor, Inc	3.875	09/15/21	7,180
2,000,000		Tenet Healthcare Corp	4.375	10/01/21	1,985
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,709
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,781
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,221
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,704
3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,105
3,625,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	3,823
7,125,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	8,183
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			147,043

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,175,000		Clorox Co	3.800	11/15/21	7,653
5,725,000		Clorox Co	3.500	12/15/24	5,737
4,525,000		Ecolab, Inc	1.450	12/08/17	4,484
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			17,874

INSURANCE - 1.9%
1,925,000		Aetna, Inc	6.625	06/15/36	2,566
6,200,000		Allstate Corp	3.150	06/15/23	6,230
6,200,000		Allstate Corp	4.500	06/15/43	6,841
7,825,000		American International Group, Inc	2.300	07/16/19	7,833
16,425,000		American International Group, Inc	4.500	07/16/44	17,353
19,230,000		Childern’s Hospital Medic	4.268	05/15/44	19,994
1,000,000		CHS/Community Health Systems	5.125	08/01/21	1,038
3,750,000		Chubb Corp	6.000	05/11/37	4,900
1,390,000		CIGNA Corp	5.125	06/15/20	1,549
6,900,000		CIGNA Corp	4.500	03/15/21	7,548
21,975,000	g	Five Corners Funding Trust	4.419	11/15/23	23,237
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,660
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,785
2,800,000		Lincoln National Corp	7.000	06/15/40	3,883
5,250,000	g	MetLife Institutional Funding II	1.625	04/02/15	5,264
7,675,000		MetLife, Inc	6.750	06/01/16	8,274
2,000,000		MetLife, Inc	4.368	09/15/23	2,181
11,050,000		MetLife, Inc	4.125	08/13/42	11,067
9,500,000		MetLife, Inc	4.721	12/15/44	10,566
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,827
5,000,000		Progressive Corp	3.750	08/23/21	5,356
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,002
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,677
8,000,000		Prudential Financial, Inc	5.400	06/13/35	9,316
7,775,000		Prudential Financial, Inc	5.100	08/15/43	8,757
8,650,000	i	Prudential Financial, Inc	5.200	03/15/44	8,564
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,747
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,380
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	6,321
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,250,000		Travelers Cos, Inc	5.800%	05/15/18	$4,800
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,898
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	5,994
7,450,000		UnitedHealth Group, Inc	3.950	10/15/42	7,405
6,750,000		WellPoint, Inc	3.125	05/15/22	6,746
7,850,000		WellPoint, Inc	4.625	05/15/42	8,238
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,215
2,400,000		WR Berkley Corp	5.375	09/15/20	2,672
		TOTAL INSURANCE			262,684

MATERIALS - 1.9%
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,226
2,225,000		Alcoa, Inc	5.125	10/01/24	2,358
4,000,000		Ball Corp	5.750	05/15/21	4,190
1,365,000		Ball Corp	5.000	03/15/22	1,406
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,245
3,417,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,873
1,300,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,292
2,300,000	g	Cemex Finance LLC	6.000	04/01/24	2,243
1,000,000	g	Cemex SAB de C.V.	5.700	01/11/25	970
3,175,000		CF Industries, Inc	7.125	05/01/20	3,783
3,550,000		Corning, Inc	1.450	11/15/17	3,522
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,643
1,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	1,295
7,925,000		Crown Americas LLC	6.250	02/01/21	8,341
1,390,000		Crown Americas LLC	4.500	01/15/23	1,348
7,850,000		Dow Chemical Co	3.500	10/01/24	7,770
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,124
5,450,000		Eastman Chemical Co	3.800	03/15/25	5,548
5,500,000		EI du Pont de Nemours & Co	3.250	01/15/15	5,504
6,000,000		EI du Pont de Nemours & Co	4.625	01/15/20	6,631
8,775,000	g	Georgia-Pacific LLC	2.539	11/15/19	8,772
22,225,000	g	Glencore Funding LLC	2.500	01/15/19	21,884
4,550,000	g	Glencore Funding LLC	3.125	04/29/19	4,561
6,450,000	g	Glencore Funding LLC	4.625	04/29/24	6,481
1,400,000		Greif, Inc	7.750	08/01/19	1,582
23,166,000		International Paper Co	4.750	02/15/22	25,274
3,650,000		International Paper Co	4.800	06/15/44	3,727
1,800,000	g	Israel Chemicals Ltd	4.500	12/02/24	1,822
2,800,000	g	Klabin Finance S.A.	5.250	07/16/24	2,702
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,272
1,400,000	g	Mexichem SAB de C.V.	5.875	09/17/44	1,323
3,000,000		Monsanto Co	2.200	07/15/22	2,839
2,300,000		Monsanto Co	4.200	07/15/34	2,397
6,840,000		Nucor Corp	4.000	08/01/23	7,164
3,300,000	g	OCP S.A.	5.625	04/25/24	3,465
2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,889
3,150,000		Packaging Corp of America	3.650	09/15/24	3,101
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,638
4,550,000		Rio Tinto Finance USA plc	2.250	12/14/18	4,559
5,000,000		Rock Tenn Co	3.500	03/01/20	5,074
3,000,000		Rock Tenn Co	4.000	03/01/23	3,056
5,066,083	g	Samarco Mineracao S.A.	5.375	09/26/24	4,696
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$12,475,000		Sherwin-Williams Co	1.350%	12/15/17	$12,389
1,675,000	g	Steel Dynamics, Inc	5.125	10/01/21	1,706
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,487
9,950,000		Teck Resources Ltd	3.750	02/01/23	8,918
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,744
3,950,000		Teck Resources Ltd	5.200	03/01/42	3,230
1,500,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,464
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,029
		TOTAL MATERIALS			241,557

MEDIA - 1.7%
3,275,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	3,276
3,450,000		CBS Corp	4.900	08/15/44	3,503
4,650,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	4,685
4,900,000		CCOH Safari LLC	5.750	12/01/24	4,955
1,000,000		Cinemark USA, Inc	5.125	12/15/22	978
4,275,000		Cinemark USA, Inc	4.875	06/01/23	4,040
26,000,000		Comcast Corp	4.250	01/15/33	27,532
11,550,000		Comcast Corp	4.200	08/15/34	12,077
8,800,000		DIRECTV Holdings LLC	4.450	04/01/24	9,208
3,250,000		DISH DBS Corp	4.250	04/01/18	3,319
4,250,000		DISH DBS Corp	5.125	05/01/20	4,282
2,050,000		DISH DBS Corp	5.000	03/15/23	1,983
2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,412
2,925,000	g	Gannett Co, Inc	5.500	09/15/24	2,932
825,000		Grupo Televisa S.A.	6.000	05/15/18	917
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,721
1,850,000		Lamar Media Corp	5.875	02/01/22	1,919
2,000,000		Lamar Media Corp	5.000	05/01/23	1,980
2,000,000		Lamar Media Corp	5.375	01/15/24	2,060
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,198
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,624
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,340
2,105,000		News America, Inc	7.625	11/30/28	2,791
1,578,000		News America, Inc	6.550	03/15/33	2,050
3,575,000		News America, Inc	6.650	11/15/37	4,774
3,800,000		News America, Inc	6.900	08/15/39	5,152
8,035,000		Nielsen Finance LLC	4.500	10/01/20	8,075
3,500,000		Starz LLC	5.000	09/15/19	3,526
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,767
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	5,654
3,000,000		Time Warner, Inc	3.150	07/15/15	3,042
20,550,000		Time Warner, Inc	2.100	06/01/19	20,246
3,825,000		Time Warner, Inc	6.500	11/15/36	4,866
10,525,000		Time Warner, Inc	4.900	06/15/42	11,089
7,100,000		Time Warner, Inc	4.650	06/01/44	7,402
1,600,000	g	Time, Inc	5.750	04/15/22	1,548
7,000,000	g	Univision Communications, Inc	5.125	05/15/23	7,070
4,850,000		Viacom, Inc	1.250	02/27/15	4,854
5,400,000		Viacom, Inc	2.500	12/15/16	5,517
3,000,000		Viacom, Inc	3.500	04/01/17	3,122
7,375,000		Viacom, Inc	5.850	09/01/43	8,202
		TOTAL MEDIA			235,688
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
$14,325,000		Amgen, Inc	2.200%	05/22/19	$14,265
3,575,000		Gilead Sciences, Inc	2.350	02/01/20	3,594
7,975,000		Gilead Sciences, Inc	3.700	04/01/24	8,364
9,025,000		Gilead Sciences, Inc	4.800	04/01/44	10,011
7,775,000		Gilead Sciences, Inc	4.500	02/01/45	8,310
3,140,000		Life Technologies Corp	3.500	01/15/16	3,178
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,522
3,725,000		Mylan, Inc	2.550	03/28/19	3,711
3,500,000	g	Mylan, Inc	7.875	07/15/20	3,728
1,750,000		NBTY, Inc	9.000	10/01/18	1,768
2,925,000		Perrigo Co plc	4.000	11/15/23	3,017
12,200,000		Perrigo Finance plc	3.500	12/15/21	12,342
9,725,000		Perrigo Finance plc	3.900	12/15/24	9,903
2,850,000		Perrigo Finance plc	4.900	12/15/44	3,020
13,850,000	g	Roche Holdings, Inc	2.250	09/30/19	13,938
11,075,000	g	Roche Holdings, Inc	3.350	09/30/24	11,398
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			115,069

REAL ESTATE - 1.0%
2,310,000		AMB Property LP	4.500	08/15/17	2,462
3,965,000		Camden Property Trust	4.625	06/15/21	4,343
3,000,000		Camden Property Trust	2.950	12/15/22	2,926
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,389
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,264
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,267
4,550,000		Duke Realty LP	7.375	02/15/15	4,583
2,750,000		Equity One, Inc	3.750	11/15/22	2,760
700,000		Federal Realty Investment Trust	5.900	04/01/20	809
7,675,000		Federal Realty Investment Trust	2.750	06/01/23	7,393
6,950,000		Government Properties Income Trust	3.750	08/15/19	7,055
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,103
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,595
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,693
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,511
1,600,000		Highwoods Realty LP	5.850	03/15/17	1,736
8,100,000		Highwoods Realty LP	3.200	06/15/21	8,050
6,920,000		Highwoods Realty LP	3.625	01/15/23	6,939
9,205,000		Kilroy Realty LP	3.800	01/15/23	9,314
6,400,000		Liberty Property LP	4.125	06/15/22	6,634
3,600,000		Mid-America Apartments LP	4.300	10/15/23	3,788
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,545
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,534
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,327
2,325,000		Regency Centers LP	5.250	08/01/15	2,383
225,000		Regency Centers LP	5.875	06/15/17	248
4,150,000		Simon Property Group LP	2.800	01/30/17	4,273
3,040,000		Simon Property Group LP	10.350	04/01/19	3,976
1,360,000		Ventas Realty LP	3.125	11/30/15	1,388
1,015,000		Ventas Realty LP	3.250	08/15/22	1,002
3,150,000		Ventas Realty LP	3.750	05/01/24	3,171
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,157
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,800,000		Weingarten Realty Investors	3.500%	04/15/23	$4,783
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,207
		TOTAL REAL ESTATE			138,608

RETAILING - 0.6%
5,850,000		AmeriGas Finance LLC	3.750	05/01/21	5,792
2,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	2,310
6,125,000		Home Depot, Inc	2.250	09/10/18	6,242
14,225,000		Home Depot, Inc	2.000	06/15/19	14,260
8,750,000		Home Depot, Inc	4.400	03/15/45	9,563
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,575
8,075,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	7,841
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	9,066
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,700
2,475,000		QVC, Inc	5.125	07/02/22	2,605
4,400,000		QVC, Inc	4.375	03/15/23	4,415
2,725,000	g	Tiffany & Co	3.800	10/01/24	2,741
		TOTAL RETAILING			73,110

SOFTWARE & SERVICES - 0.4%
5,000,000	g	Audatex North America, Inc	6.000	06/15/21	5,150
2,075,000		Equinix, Inc	4.875	04/01/20	2,065
2,250,000		Equinix, Inc	5.375	01/01/22	2,271
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,196
3,075,000		NCR Corp	4.625	02/15/21	2,983
525,000		NCR Corp	5.875	12/15/21	539
13,825,000		Oracle Corp	3.400	07/08/24	14,130
12,700,000		Xerox Corp	2.800	05/15/20	12,475
2,725,000		Xerox Corp	4.500	05/15/21	2,912
		TOTAL SOFTWARE & SERVICES			54,721

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
3,475,000		Amphenol Corp	3.125	09/15/21	3,508
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,993
2,962,000		Flextronics International Ltd	4.625	02/15/20	3,006
38,125,000		General Electric Co	0.850	10/09/15	38,223
3,300,000		General Electric Co	5.250	12/06/17	3,661
8,425,000		General Electric Co	2.700	10/09/22	8,428
5,325,000		General Electric Co	4.125	10/09/42	5,512
12,500,000		General Electric Co	4.500	03/11/44	13,740
10,100,000		Hewlett-Packard Co	2.750	01/14/19	10,113
3,625,000		Hewlett-Packard Co	3.750	12/01/20	3,750
13,825,000	g	Keysight Technologies, Inc	4.550	10/30/24	13,830
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,174
3,125,000	g	NXP BV	3.750	06/01/18	3,125
5,000,000		Scientific Games International, Inc	6.250	09/01/20	3,500
4,850,000	g	Seagate HDD Cayman	4.750	01/01/25	4,996
525,000	g	Sensata Technologies BV	5.625	11/01/24	545
5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,094
6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,887
1,425,000	g	Zebra Technologies Corp	7.250	10/15/22	1,496
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			133,581
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
TELECOMMUNICATION SERVICES - 2.0%
$1,800,000	g	Alibaba Group Holding Ltd	2.500%	11/28/19	$1,776
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,909
1,000,000		America Movil SAB de C.V.	3.125	07/16/22	987
4,350,000		American Tower Corp	3.500	01/31/23	4,203
1,667,000		AT&T, Inc	2.500	08/15/15	1,685
21,350,000		AT&T, Inc	1.400	12/01/17	21,136
8,200,000		AT&T, Inc	2.625	12/01/22	7,810
6,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	6,937
5,525,000		British Telecommunications plc	1.625	06/28/16	5,565
3,125,000		CenturyLink, Inc	6.750	12/01/23	3,422
1,600,000	g	CommScope Holding Co, Inc	5.000	06/15/21	1,576
2,600,000	g	CommScope Holding Co, Inc	5.500	06/15/24	2,561
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,063
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,909
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,875
1,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,524
2,025,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	2,013
3,500,000	g	Oi S.A.	5.750	02/10/22	3,202
3,950,000		Orange S.A.	5.500	02/06/44	4,633
2,800,000	g	Qtel International Finance Ltd	3.875	01/31/28	2,681
2,050,000	g	SES	3.600	04/04/23	2,071
3,450,000	g	SES Global Americas Holdings GP	2.500	03/25/19	3,433
7,475,000		Sprint Corp	7.250	09/15/21	7,410
1,000,000	g	Telecom Italia S.p.A	5.303	05/30/24	1,012
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,416
11,850,000		Telefonica Emisiones SAU	4.570	04/27/23	12,687
2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,362
1,650,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,659
21,600,000		Verizon Communications, Inc	0.700	11/02/15	21,590
19,967,000	g	Verizon Communications, Inc	2.625	02/21/20	19,739
9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,480
22,425,000		Verizon Communications, Inc	5.150	09/15/23	24,762
5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,823
20,500,000		Verizon Communications, Inc	4.400	11/01/34	20,377
10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,405
4,500,000		Verizon Communications, Inc	6.550	09/15/43	5,765
13,623,000	g	Verizon Communications, Inc	5.012	08/21/54	14,094
5,600,000	g	VimpelCom Holdings BV	5.950	02/13/23	4,253
1,525,000	g	Virgin Media Finance plc	6.000	10/15/24	1,595
		TOTAL TELECOMMUNICATION SERVICES			267,400

TRANSPORTATION - 0.8%
6,125,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	6,142
5,850,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	6,006
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,821
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	6,160
1,075,000	g	Bombardier, Inc	4.750	04/15/19	1,079
6,875,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	7,000
7,075,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	7,594
3,000,000		CSX Corp	4.100	03/15/44	2,972
1,300,000	g	Embraer Overseas Ltd	5.696	09/16/23	1,386
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,867
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,150,000	g	ERAC USA Finance LLC	5.625%	03/15/42	$4,845
6,311,000		GATX Corp	1.250	03/04/17	6,250
7,150,000		GATX Corp	2.500	07/30/19	7,096
5,900,000		GATX Corp	5.200	03/15/44	6,435
17,344,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	16,643
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,606
2,975,000		Southwest Airlines Co	2.750	11/06/19	2,989
3,500,000	g	TTX Co	3.600	01/15/25	3,566
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,084
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,815
		TOTAL TRANSPORTATION			107,356

UTILITIES - 3.6%
1,250,000	i	AES Corp	3.234	06/01/19	1,219
6,225,000		AES Corp	4.875	05/15/23	6,178
1,500,000		AES Corp	5.500	03/15/24	1,522
6,325,000		AGL Capital Corp	4.400	06/01/43	6,665
5,150,000		Alabama Power Co	3.550	12/01/23	5,429
3,475,000		Alabama Power Co	4.150	08/15/44	3,648
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,004
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,886
2,000,000		AmeriGas Finance LLC	7.000	05/20/22	2,070
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,097
1,650,000		Arizona Public Service Co	4.500	04/01/42	1,748
5,500,000		Atmos Energy Corp	8.500	03/15/19	6,836
8,350,000		Atmos Energy Corp	4.125	10/15/44	8,655
4,800,000	g	Berkshire Hathaway Energy Co	3.500	02/01/25	4,831
8,000,000		Berkshire Hathaway Energy Co	5.150	11/15/43	9,052
5,775,000	g	Berkshire Hathaway Energy Co	4.500	02/01/45	6,043
6,225,000		Black Hills Corp	4.250	11/30/23	6,631
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,322
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,353
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	4,025
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,502
3,500,000	g	CEZ AS.	4.250	04/03/22	3,722
2,500,000		CMS Energy Corp	5.050	02/15/18	2,719
2,100,000	g	Colbun S.A.	4.500	07/10/24	2,098
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,278
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,479
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,120
3,000,000		Connecticut Light & Power Co	4.300	04/15/44	3,249
9,050,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	9,026
3,300,000		Dominion Gas Holdings LLC	3.600	12/15/24	3,357
5,775,000		Dominion Gas Holdings LLC	4.600	12/15/44	6,049
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,522
3,375,000		Duke Energy Ohio, Inc	3.800	09/01/23	3,589
4,575,000		Duke Energy Progress, Inc	4.150	12/01/44	4,863
1,750,000	g	Dynegy Finance I, Inc	6.750	11/01/19	1,781
2,300,000	g	E.CL S.A.	4.500	01/29/25	2,304
7,100,000	g,i	Electricite de France	5.625	12/30/49	7,482
1,550,000	g	Elementia SAB de C.V.	5.500	01/15/25	1,488
3,000,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	2,947
900,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	905
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,000,000	g	Eskom Holdings Ltd	5.750%	01/26/21	$4,020
6,200,918		Export Lease Ten Co LLC	1.650	05/07/25	5,913
2,250,000		Ferrellgas LP	6.500	05/01/21	2,194
2,750,000		Ferrellgas LP	6.750	01/15/22	2,688
6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,411
2,000,000		Florida Power Corp	6.400	06/15/38	2,765
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,536
3,000,000		Georgia Power Co	5.400	06/01/40	3,636
2,000,000		Georgia Power Co	4.300	03/15/42	2,100
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,909
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,906
1,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,448
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,171
1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,310
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,186
625,000	g	KazMunayGas National Co JSC	4.400	04/30/23	555
1,200,000	g	KazMunayGas National Co JSC	4.875	05/07/25	1,072
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,425
12,250,000		Kinder Morgan, Inc	3.050	12/01/19	12,153
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,877
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,530
2,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	2,483
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,215
1,700,000	g	MTN Mauritius Investments Ltd	4.755	11/11/24	1,666
2,800,000		Nevada Power Co	6.500	08/01/18	3,244
3,335,000		Nevada Power Co	5.450	05/15/41	4,210
3,500,000		NiSource Finance Corp	4.800	02/15/44	3,729
3,375,000		Northeast Utilities	1.450	05/01/18	3,324
2,000,000	g	NRG Energy, Inc	6.250	05/01/24	2,035
7,800,000		NSTAR Electric Co	4.400	03/01/44	8,554
2,500,000		NTPC Ltd	5.625	07/14/21	2,756
1,000,000		NTPC Ltd	4.750	10/03/22	1,047
7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,069
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,565
8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	9,233
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,489
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,693
5,850,000		Pacific Gas & Electric Co	4.300	03/15/45	6,005
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,883
750,000		Potomac Electric Power Co	7.900	12/15/38	1,221
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,336
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,027
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,533
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,812
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,836
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,933
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,234
11,475,000		Public Service Electric & Gas Co	2.375	05/15/23	11,036
6,000,000		Public Service Electric & Gas Co	3.050	11/15/24	6,023
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,778
5,170,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	5,144
2,300,000		Sabine Pass LNG LP	6.500	11/01/20	2,323
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,383
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,550,000		Sempra Energy	2.875%	10/01/22	$5,456
7,425,000		Southern California Edison Co	4.650	10/01/43	8,409
2,325,000		Tampa Electric Co	4.100	06/15/42	2,377
3,250,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,136
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,716
10,750,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	10,805
11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	12,009
5,825,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	6,142
3,000,000		Williams Partners LP	3.800	02/15/15	3,009
5,075,000		Williams Partners LP	4.000	11/15/21	5,087
7,250,000		Williams Partners LP	4.500	11/15/23	7,316
6,000,000		Williams Partners LP	4.900	01/15/45	5,619
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,273
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,413
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,462
		TOTAL UTILITIES			492,547

		TOTAL CORPORATE BONDS			4,711,411
		(Cost $4,575,553)

GOVERNMENT BONDS - 48.5%

AGENCY SECURITIES - 2.5%
15,261,888		AMAL Ltd	3.465	08/21/21	16,112
4,215,280		Cal Dive I- Title XI, Inc	4.930	02/01/27	4,699
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	4,996
22,955,000		Lutheran Medical Center	1.982	02/20/30	21,946
538,782		National Credit Union Administration	1.840	10/07/20	542
15,054,967		Premier Aircraft Leasing	3.576	02/06/22	15,902
7,000,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	7,113
15,000,000		PEFCO	2.125	07/15/16	15,303
34,000,000		PEFCO	1.375	02/15/17	34,315
17,000,000		PEFCO	5.450	09/15/17	18,922
10,000,000		PEFCO	2.250	12/15/17	10,265
5,000,000		PEFCO	4.375	03/15/19	5,504
17,300,000		PEFCO	1.450	08/15/19	16,625
27,750,000		PEFCO	2.250	03/15/20	27,893
35,000,000		PEFCO	4.300	12/15/21	38,935
30,000,000		PEFCO	2.050	11/15/22	28,797
2,101,563		Totem Ocean Trailer Express, Inc	4.514	12/18/19	2,234
62,753,000		Tunisia Government AID Bonds	1.686	07/16/19	62,487
9,000,000		Ukraine Government AID Bonds	1.844	05/16/19	9,061
13,915,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	14,616
3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,230
		TOTAL AGENCY SECURITIES			359,497

FOREIGN GOVERNMENT BONDS - 6.0%
3,800,000	g	Bahrain Government International Bond	6.000	09/19/44	3,600
2,990,000	g	Barbados Government International Bond	7.000	08/04/22	2,743
3,800,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,752
1,210,000		Brazilian Government International Bond	5.875	01/15/19	1,349
2,500,000		Brazilian Government International Bond	4.250	01/07/25	2,500
825,000		Brazilian Government International Bond	7.125	01/20/37	1,046
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,000,000		Brazilian Government International Bond	5.625%	01/07/41	$2,155
5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,007
1,200,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	1,282
25,275,000		Canada Government International Bond	0.875	02/14/17	25,296
740,000		Chile Government International Bond	2.250	10/30/22	710
4,011,000		Chile Government International Bond	3.125	03/27/25	3,991
5,410,000		Colombia Government International Bond	4.375	07/12/21	5,721
1,775,000		Colombia Government International Bond	2.625	03/15/23	1,648
1,666,000,000		Colombia Government International Bond	4.375	03/21/23	614
4,450,000		Colombia Government International Bond	4.000	02/26/24	4,550
1,500,000		Colombia Government International Bond	6.125	01/18/41	1,796
1,975,000		Colombia Government International Bond	5.625	02/26/44	2,222
2,000,000	g	Croatia Government International Bond	6.250	04/27/17	2,121
3,150,000	g	Croatia Government International Bond	6.375	03/24/21	3,441
2,325,000	g	Croatia Government International Bond	5.500	04/04/23	2,409
63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,430
2,869,064	g	Dominican Republic International Bond	9.040	01/23/18	3,041
5,175,000	g	El Salvador Government International Bond	6.375	01/18/27	5,188
32,500,000		European Investment Bank	1.125	04/15/15	32,577
10,000,000		European Investment Bank	2.500	04/15/21	10,276
3,500,000		European Investment Bank	4.875	02/15/36	4,487
15,350,000		Export Development Canada	2.250	05/28/15	15,471
5,825,000		Export-Import Bank of Korea	1.250	11/20/15	5,835
4,575,000		Federative Republic of Brazil	12.500	01/05/16	1,734
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,232
5,200,000		FMS Wertmanagement AoeR	1.125	09/05/17	5,197
25,250,000	g	Hellenic Republic Government Bond	4.750	04/17/19	24,328
1,040,000		Hungary Government International Bond	4.000	03/25/19	1,069
2,700,000		Hungary Government International Bond	5.750	11/22/23	2,990
1,100,000		Hungary Government International Bond	5.375	03/25/24	1,191
40,200,000		Hydro-Quebec	1.375	06/19/17	40,413
2,500,000	g	Indonesia Government International Bond	5.875	01/15/24	2,825
4,400,000		Italy Government International Bond	5.375	06/12/17	4,777
1,610,000		Italy Government International Bond	6.875	09/27/23	2,032
1,400,000	g	Ivory Coast Government International Bond	5.375	07/23/24	1,337
500,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	478
1,880,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	1,895
5,000,000	g	Kazakhstan Government International Bond	3.875	10/14/24	4,681
1,725,000	g	Kenya Government International Bond	5.875	06/24/19	1,747
2,600,000	g	Kenya Government International Bond	6.875	06/24/24	2,724
18,750,000		KFW	2.625	01/25/22	19,386
13,000,000	g	Kommunalbanken AS.	1.375	06/08/17	13,091
5,800,000	g,i	Kommunalbanken AS.	0.412	02/20/18	5,805
5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,044
2,400,000		Korea Development Bank	1.500	01/22/18	2,369
6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,878
3,000,000	g	Lithuania Government International Bond	6.625	02/01/22	3,623
50,000,000		Mexican Bonos	7.750	12/14/17	3,701
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,085
2,500,000		Mexico Government International Bond	3.600	01/30/25	2,491
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,787
1,500,000		Mexico Government International Bond	6.050	01/11/40	1,835
1,500,000		Mexico Government International Bond	4.750	03/08/44	1,564
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000	g	Morocco Government International Bond	5.500%	12/11/42	$1,029
1,000,000	g	Municipality Finance plc	1.750	05/21/19	1,001
3,600,000	g	Namibia International Bonds	5.500	11/03/21	3,780
5,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	5,122
8,162,000	g	Nigeria Government International Bond	6.375	07/12/23	8,019
43,950,000		North American Development Bank	2.400	10/26/22	42,559
1,175,000		Panama Government International Bond	5.200	01/30/20	1,295
3,000,000		Panama Government International Bond	4.000	09/22/24	3,083
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,183
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,622
4,175,000		Philippine Government International Bond	4.200	01/21/24	4,530
2,500,000		Philippine Government International Bond	5.000	01/13/37	2,925
1,850,000		Poland Government International Bond	6.375	07/15/19	2,165
6,167,000		Poland Government International Bond	5.125	04/21/21	6,937
1,000,000		Poland Government International Bond	4.000	01/22/24	1,061
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	24,977
13,825,000		Province of British Columbia Canada	2.850	06/15/15	13,982
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,096
15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,673
20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,727
10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,364
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,762
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,131
24,250,000		Province of Ontario Canada	2.950	02/05/15	24,294
35,525,000		Province of Ontario Canada	2.700	06/16/15	35,900
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,529
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,428
8,835,000		Province of Quebec Canada	4.625	05/14/18	9,729
22,500,000		Province of Quebec Canada	3.500	07/29/20	24,077
10,000,000		Province of Quebec Canada	2.750	08/25/21	10,203
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,867
5,175,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	5,084
3,000,000	g	Republic of Ghana	8.125	01/18/26	2,775
3,485,000	g	Republic of Paraguay	6.100	08/11/44	3,712
1,300,000	g	Republic of Serbia	5.250	11/21/17	1,335
3,425,000	g	Republic of Serbia	5.875	12/03/18	3,571
1,373,174	i	Republic of Serbia	6.750	11/01/24	1,381
1,225,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	1,299
4,500,000		Republic of Turkey	7.500	07/14/17	5,023
1,650,000		Republic of Turkey	6.000	01/14/41	1,873
5,000,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	4,649
1,850,000	g	Slovenia Government International Bond	5.500	10/26/22	2,051
2,135,000	g	Slovenia Government International Bond	5.250	02/18/24	2,346
1,300,000	g	Socialist Republic of Vietnam	6.750	01/29/20	1,459
121,524,000		South Africa Government Bond	8.250	09/15/17	10,836
1,002,000		South Africa Government International Bond	6.875	05/27/19	1,145
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,833
5,625,000		South Africa Government International Bond	5.875	09/16/25	6,335
2,375,000		South Africa Government International Bond	5.375	07/24/44	2,509
500,000	g	Sri Lanka Government International Bond	6.000	01/14/19	520
1,900,000	g	Sri Lanka Government International Bond	6.250	10/04/20	1,978
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,707
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,352
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,000,000		Svensk Exportkredit AB	1.125%	04/05/18	$3,961
12,000,000		Turkey Government International Bond	6.750	04/03/18	13,350
4,000,000		Turkey Government International Bond	3.250	03/23/23	3,795
7,050,000		Turkey Government International Bond	5.750	03/22/24	7,878
2,500,000		United Mexican States	5.950	03/19/19	2,829
500,000		United Mexican States	5.125	01/15/20	551
1,732,000		Uruguay Government International Bond	4.500	08/14/24	1,819
4,715,000	g	Vietnam Government International Bond	4.800	11/19/24	4,845
		TOTAL FOREIGN GOVERNMENT BONDS			806,418

MORTGAGE BACKED - 22.8%
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	02/15/26	5,114
26,445,000		FHLMC	4.000	12/15/38	27,989
22,971,753		FHLMC	3.500	04/15/40	24,186
17,255,712		FHLMC	4.000	03/15/44	18,223
158,813		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	164
1,298,914		FGLMC	5.000	09/01/18	1,365
658,060		FGLMC	5.500	01/01/19	702
188,983		FGLMC	4.000	06/01/19	200
700,357		FGLMC	4.500	01/01/20	737
627,358		FGLMC	4.500	07/01/20	671
409,687		FGLMC	4.500	08/01/20	437
109,450		FGLMC	7.000	10/01/20	117
5,436,599		FGLMC	4.500	06/01/21	5,798
1,866,413		FGLMC	4.500	06/01/21	1,990
686,852		FGLMC	5.000	04/01/23	747
20,678		FGLMC	7.000	05/01/23	23
233,476		FGLMC	6.000	10/01/23	264
182,561		FGLMC	6.000	11/01/23	207
2,569,157		FGLMC	4.000	07/01/24	2,735
831,138		FGLMC	4.500	09/01/24	897
27,000,000	h	FGLMC	3.000	01/15/30	28,024
42,680		FGLMC	8.000	01/01/31	50
80,721		FGLMC	7.000	12/01/31	84
6,045		FGLMC	7.000	01/01/32	6
199,150		FGLMC	8.000	02/01/32	233
1,468,329		FGLMC	4.500	07/01/33	1,595
1,878,246		FGLMC	5.500	12/01/33	2,117
3,224,710		FGLMC	5.500	12/01/33	3,637
8,769,355		FGLMC	7.000	12/01/33	10,373
11,362,566		FGLMC	5.000	01/01/34	12,574
4,378,124		FGLMC	4.500	10/01/34	4,759
1,950,621		FGLMC	4.500	04/01/35	2,127
3,037,717		FGLMC	7.000	05/01/35	3,413
687,435		FGLMC	5.000	02/01/36	760
65,435		FGLMC	6.500	05/01/36	74
3,890,743		FGLMC	5.000	04/01/38	4,341
3,213,864		FGLMC	5.000	07/01/39	3,550
15,198,848		FGLMC	4.500	11/01/40	16,827
17,397,317		FGLMC	4.500	12/01/40	19,230
9,824,244	h	FGLMC	3.500	07/01/43	10,253
17,887,498		FGLMC	4.000	09/01/44	19,311
5,847,980		FGLMC	4.500	10/01/44	6,480
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,549,010	h	FGLMC	4.500%	11/01/44	$2,825
3,239,647	h	FGLMC	4.500	11/01/44	3,590
2,027,773	h	FGLMC	4.500	12/01/44	2,247
1,318,288	h	FGLMC	4.500	12/01/44	1,461
30,000,000	h	FGLMC	3.000	01/15/45	30,305
38,000,000	h	FGLMC	3.500	01/15/45	39,511
19,000,000	h	FGLMC	4.000	01/15/45	20,253
37,000,000	h	FGLMC	3.500	02/15/45	38,379
75,000,000	h	FGLMC	4.000	02/15/45	79,745
5,275		Federal National Mortgage Association (FNMA)	7.500	02/01/15	5
22,469		FNMA	7.500	04/01/15	23
21,351		FNMA	7.500	04/01/15	21
5,221		FNMA	6.500	03/01/16	6
3,089		FNMA	6.500	04/01/16	3
57,801		FNMA	6.500	10/01/16	59
80,591		FNMA	6.500	11/01/16	83
169,951		FNMA	6.500	02/01/18	178
1,396,856		FNMA	5.500	04/01/18	1,476
241,463		FNMA	6.500	04/01/18	254
1,006,290		FNMA	5.500	07/01/20	1,096
352,588		FNMA	4.500	11/01/20	371
913,336		FNMA	5.500	08/01/21	998
645,052		FNMA	4.500	03/01/23	692
47,863		FNMA	8.000	03/01/23	50
1,244,525		FNMA	4.500	06/01/23	1,338
1,939,320		FNMA	5.000	07/01/23	2,094
1,337,531		FNMA	4.000	05/01/24	1,425
129,974		FNMA	8.000	07/01/24	154
1,123,283		FNMA	4.500	08/01/24	1,214
5,437,650		FNMA	4.000	09/01/24	5,793
28,919		FNMA	9.000	11/01/25	34
8,381,049		FNMA	3.000	05/01/27	8,749
61,000,000	h	FNMA	2.500	01/25/30	62,106
54,000,000	h	FNMA	3.000	01/25/30	56,128
112,000,000	h	FNMA	3.500	01/25/30	118,317
1,664,999		FNMA	6.500	07/01/32	1,919
172,365		FNMA	7.000	07/01/32	186
132,735		FNMA	7.000	07/01/32	147
949,061		FNMA	4.500	03/25/33	970
11,145,929		FNMA	3.000	10/01/33	11,513
1,569,089		FNMA	4.500	10/01/33	1,716
3,151,025		FNMA	5.000	11/01/33	3,537
155,699		FNMA	5.000	11/01/33	174
12,089,182		FNMA	5.500	03/01/34	13,622
7,572,569		FNMA	3.500	03/25/34	7,753
11,167,516		FNMA	5.500	02/01/35	12,574
2,733,880		FNMA	4.500	05/01/35	2,993
69,274		FNMA	7.500	06/01/35	75
67,359		FNMA	6.500	03/01/37	77
11,631,608		FNMA	5.500	09/01/37	12,997
1,839,867		FNMA	6.000	09/01/37	2,127
1,602,588		FNMA	6.000	09/01/37	1,851
1,485,643		FNMA	6.500	09/01/37	1,692
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,137,565		FNMA	5.500%	01/01/38	$2,400
69,928		FNMA	6.500	02/01/38	80
12,072,467		FNMA	5.500	04/01/38	13,496
9,322,992		FNMA	5.500	06/01/38	10,418
10,058,416	h	FNMA	5.500	11/01/38	11,287
8,785,008		FNMA	5.500	12/01/38	9,968
19,197,267		FNMA	4.000	02/01/39	20,543
757,424		FNMA	4.000	07/01/39	817
21,532,594		FNMA	3.500	07/25/39	22,618
6,415,813		FNMA	5.500	08/01/39	7,247
4,656,413		FNMA	4.500	10/01/39	5,062
3,444,928		FNMA	5.500	11/01/39	3,849
5,015,784		FNMA	4.500	06/01/40	5,456
2,607,398		FNMA	5.000	08/01/40	2,890
15,729,684		FNMA	5.000	09/01/40	17,410
4,114,160		FNMA	4.500	10/01/40	4,491
1,121,980		FNMA	6.000	10/01/40	1,274
13,141,253		FNMA	4.500	11/01/40	14,375
6,082,153		FNMA	4.500	11/01/40	6,609
866,246		FNMA	3.500	01/01/41	905
829,237		FNMA	3.500	02/01/41	868
18,711,209		FNMA	5.000	05/01/41	20,714
1,248,529		FNMA	5.000	06/01/41	1,386
1,694,996		FNMA	5.000	08/01/41	1,875
667,920		FNMA	4.500	09/01/41	726
3,080,449		FNMA	3.500	11/01/41	3,217
36,186,047		FNMA	5.500	12/01/41	41,163
10,000,000		FNMA	4.000	01/25/42	10,799
14,493,916		FNMA	4.500	04/01/42	15,745
1,254,837		FNMA	4.500	04/01/42	1,363
270,373		FNMA	3.000	10/01/42	274
23,687,714		FNMA	3.000	10/01/42	24,010
260,487		FNMA	3.000	10/01/42	264
19,630,810		FNMA	3.500	10/01/42	20,491
679,615		FNMA	3.000	11/01/42	689
43,312,647	h	FNMA	4.000	11/01/42	46,720
46,013		FNMA	3.000	12/01/42	47
385,813		FNMA	3.000	12/01/42	391
27,355,849		FNMA	3.000	01/01/43	27,727
12,337,776		FNMA	3.000	01/01/43	12,502
170,233		FNMA	3.000	02/01/43	173
34,315,816		FNMA	3.000	02/01/43	34,777
732,924		FNMA	3.000	02/01/43	743
16,040,046		FNMA	3.000	02/01/43	16,258
6,613,973		FNMA	3.500	02/01/43	6,937
163,809		FNMA	3.000	03/01/43	166
897,737		FNMA	3.000	03/01/43	910
307,505		FNMA	3.000	03/01/43	312
181,354		FNMA	3.000	03/01/43	184
196,857		FNMA	3.000	04/01/43	200
65,622		FNMA	3.000	04/01/43	66
415,501		FNMA	3.000	04/01/43	421
236,017		FNMA	3.000	04/01/43	239
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$259,962		FNMA	3.000%	04/01/43	$263
387,086		FNMA	3.000	04/01/43	392
184,594		FNMA	3.000	04/01/43	187
86,115		FNMA	3.000	04/01/43	87
17,724		FNMA	3.000	04/01/43	18
6,013,852		FNMA	3.000	05/01/43	6,093
1,050,464		FNMA	3.500	05/01/43	1,102
1,776,194		FNMA	3.500	05/01/43	1,863
2,212,711		FNMA	3.500	06/01/43	2,321
860,966		FNMA	3.500	06/01/43	903
1,061,734		FNMA	3.500	06/01/43	1,114
1,765,638		FNMA	3.500	06/01/43	1,852
2,302,276		FNMA	3.500	06/01/43	2,415
4,636,894		FNMA	3.500	06/01/43	4,864
7,280,948		FNMA	4.000	06/01/43	7,852
69,645,244		FNMA	3.000	06/25/43	72,098
2,925,655		FNMA	3.500	07/01/43	3,069
6,205,856		FNMA	3.500	07/01/43	6,510
23,010,796		FNMA	4.000	11/01/43	24,869
940,121		FNMA	4.000	12/01/43	1,014
6,875,971		FNMA	4.000	01/01/44	7,418
9,262,468		FNMA	4.500	01/01/44	10,266
1,696,049		FNMA	4.000	02/01/44	1,830
9,429,050		FNMA	4.000	02/01/44	10,173
547,416		FNMA	4.000	02/01/44	590
1,926,288	h	FNMA	4.000	03/01/44	2,078
1,793,402		FNMA	4.000	03/01/44	1,933
3,346,162		FNMA	4.000	04/01/44	3,610
10,765,461		FNMA	4.000	04/01/44	11,614
2,608,471		FNMA	4.000	04/01/44	2,814
9,587,336		FNMA	4.000	05/01/44	10,340
6,373,160		FNMA	4.000	06/01/44	6,864
3,523,554		FNMA	4.000	06/01/44	3,801
10,521,348		FNMA	4.500	06/01/44	11,661
3,426,582		FNMA	4.000	07/01/44	3,697
1,837,709		FNMA	4.000	07/01/44	1,983
23,269,606		FNMA	3.000	07/25/44	24,073
6,075,905	h	FNMA	4.000	08/01/44	6,555
6,619,903		FNMA	4.000	08/01/44	7,142
4,730,570		FNMA	4.000	08/01/44	5,104
1,192,370		FNMA	4.000	09/01/44	1,286
33,235,347		FNMA	4.500	09/01/44	36,837
845,023		FNMA	3.500	10/01/44	886
1,158,856		FNMA	3.500	10/01/44	1,216
7,839,255		FNMA	4.000	10/01/44	8,458
10,128,036		FNMA	4.500	10/01/44	11,226
19,672,414		FNMA	4.500	11/01/44	21,806
4,631,178	h	FNMA	4.500	11/01/44	5,137
60,000,000	h	FNMA	3.000	01/25/45	60,694
50,000,000	h	FNMA	3.500	01/25/45	52,121
50,000,000	h	FNMA	4.000	01/25/45	53,363
44,000,000	h	FNMA	4.500	01/25/45	47,761
58,000,000	h	FNMA	5.000	01/25/45	64,080
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$17,000,000	h	FNMA	5.500%	01/25/45	$19,016
137,000,000	h	FNMA	3.000	02/25/45	138,239
157,000,000	h	FNMA	3.500	02/25/45	163,237
121,000,000	h	FNMA	4.000	02/25/45	128,807
54,000,000	h	FNMA	4.500	02/25/45	58,514
98,000,000	h	FNMA	5.000	02/25/45	108,150
1,793		Government National Mortgage Association (GNMA)	9.000	06/15/16	2
1,627		GNMA	9.000	09/15/16	2
1,282		GNMA	9.000	09/15/16	1
4,927		GNMA	9.000	11/15/16	5
1,470		GNMA	9.000	12/15/16	1
3,466		GNMA	9.000	12/15/16	4
17,111		GNMA	9.500	12/15/16	18
13,715		GNMA	8.000	06/15/24	15
29,989		GNMA	8.500	11/20/30	36
49,405		GNMA	8.500	12/20/30	61
1,089,852		GNMA	5.500	07/15/33	1,226
596,461		GNMA	5.500	11/20/33	673
2,082,811		GNMA	5.500	03/20/35	2,351
1,072,095		GNMA	5.500	12/20/35	1,211
615,308		GNMA	6.000	10/20/36	702
643,316		GNMA	6.000	01/20/37	733
1,861,099		GNMA	6.000	02/20/37	2,122
1,495,233		GNMA	5.000	04/15/38	1,647
1,384,416		GNMA	5.500	07/15/38	1,546
2,220,238		GNMA	5.500	07/20/38	2,484
768,522		GNMA	6.000	08/20/38	867
1,301,627		GNMA	6.500	11/20/38	1,475
1,511,871		GNMA	2.176	05/16/39	1,515
3,755,732		GNMA	5.000	06/15/39	4,178
2,794,959		GNMA	5.000	06/15/39	3,100
1,981,778		GNMA	5.000	07/20/39	2,212
11,405,595		GNMA	4.500	09/20/39	12,643
943,570		GNMA	4.000	11/20/39	982
10,449,766		GNMA	3.500	07/15/43	11,034
9,849,319		GNMA	5.000	02/20/44	10,799
8,514,028		GNMA	5.000	03/20/44	9,335
64,265,610		GNMA	4.000	10/20/44	69,045
60,000,000	h	GNMA	3.500	12/20/44	63,076
41,000,000	h	GNMA	3.000	01/15/45	41,928
27,000,000	h	GNMA	3.000	01/20/45	27,611
159,000,000	h	GNMA	3.500	01/20/45	166,900
54,000,000	h	GNMA	4.000	01/20/45	57,897
15,000,000	h	GNMA	4.500	01/20/45	16,389
11,000,000	h	GNMA	5.000	01/20/45	12,042
51,000,000	h	GNMA	4.500	02/20/45	55,628
		TOTAL MORTGAGE BACKED			3,089,604

MUNICIPAL BONDS - 4.1%
9,685,000		Arizona School Facilities Board	0.945	09/01/16	9,696
3,740,000		Arizona School Facilities Board	0.945	09/01/16	3,744
3,270,000		California Earthquake Authority	1.194	07/01/16	3,268
3,600,000		California Earthquake Authority	1.824	07/01/17	3,590
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$1,025,000	Charlotte-Mecklenburg Hospital Authority	5.000%	08/01/15	$1,028
15,000,000	City of New York NY	2.450	04/01/19	15,321
10,000,000	City of New York NY	2.650	04/01/20	10,171
12,000,000	Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	12,065
3,500,000	Maine Municipal Bond Bank	1.708	06/01/16	3,515
8,800,000	New York State Urban Development Corp	1.350	03/15/18	8,736
2,000,000	Permanent University Fund	1.439	07/01/17	2,002
2,625,000	Permanent University Fund	1.730	07/01/18	2,626
4,720,000	Permanent University Fund	1.880	07/01/19	4,680
2,320,000	Permanent University Fund	2.258	07/01/20	2,307
2,160,000	Permanent University Fund	2.408	07/01/21	2,158
2,750,000	Permanent University Fund	2.508	07/01/22	2,751
2,855,000	Permanent University Fund	2.608	07/01/23	2,854
3,250,000	Permanent University Fund	2.708	07/01/24	3,227
2,335,000	Permanent University Fund	2.808	07/01/25	2,326
3,775,000	Permanent University Fund	2.908	07/01/26	3,770
4,000,000	Permanent University Fund	3.008	07/01/27	3,987
18,535,000	Permanent University Fund	3.575	07/01/32	17,819
12,300,000	State of California	0.850	02/01/15	12,306
9,000,000	State of California	5.450	04/01/15	9,108
15,625,000	State of California	1.050	02/01/16	15,705
11,370,000	State of California	5.950	04/01/16	12,114
2,915,000	State of Georgia	1.750	07/01/19	2,915
3,060,000	State of Georgia	2.000	07/01/20	3,053
3,215,000	State of Georgia	2.150	07/01/21	3,198
3,905,000	State of Georgia	2.750	07/01/25	3,855
4,100,000	State of Georgia	2.850	07/01/26	4,068
4,305,000	State of Georgia	2.950	07/01/27	4,252
4,520,000	State of Georgia	3.050	07/01/28	4,464
3,245,000	State of Georgia	3.150	07/01/29	3,162
4,385,000	State of Illinois	4.511	03/01/15	4,416
12,500,000	State of Illinois	2.000	06/15/15	12,580
12,500,000	State of Illinois	0.750	06/15/16	12,467
19,760,000	State of Illinois	4.833	02/01/17	20,801
12,500,000	State of Illinois	1.750	06/15/17	12,594
8,000,000	State of Illinois	4.350	06/01/18	8,348
7,500,000	State of Illinois	2.000	06/15/18	7,541
7,500,000	State of Illinois	2.000	06/15/19	7,423
7,160,000	State of Illinois	5.463	02/01/20	7,725
12,500,000	State of Illinois	1.930	06/15/20	12,071
12,500,000	State of Illinois	2.250	06/15/21	12,078
10,000,000	State of Illinois	4.310	04/01/23	9,926
11,535,000	State of Illinois	4.610	04/01/25	11,527
9,350,000	State of Illinois	4.760	04/01/26	9,303
12,500,000	State of Illinois	3.150	06/15/26	11,975
13,880,000	State of Illinois	4.910	04/01/27	13,679
12,500,000	State of Illinois	3.250	06/15/27	11,955
8,115,000	State of Illinois	5.010	04/01/28	8,192
20,870,000	State of Michigan	3.500	05/15/30	20,339
21,640,000	State of Michigan	3.600	05/15/31	21,120
22,455,000	State of Michigan	3.700	05/15/32	22,022
13,515,000	University of California	1.296	05/15/18	13,342
55,000,000	University of California	1.796	07/01/19	54,529
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$11,735,000	University of California	1.995%	05/15/20	$11,514
4,500,000	University of California	2.300	05/15/21	4,443
6,000,000	University of California	2.570	05/15/22	5,954
	TOTAL MUNICIPAL BONDS			547,705

U.S. TREASURY SECURITIES - 13.1%
22,000,000	United States Treasury Bond	6.375	08/15/27	31,781
49,175,000	United States Treasury Bond	5.250	02/15/29	66,110
72,686,000	United States Treasury Bond	5.375	02/15/31	101,312
48,602,000	United States Treasury Bond	4.500	02/15/36	64,827
19,135,000	United States Treasury Bond	4.375	05/15/41	25,381
16,434,000	United States Treasury Bond	3.750	08/15/41	19,807
56,375,000	United States Treasury Bond	3.625	08/15/43	66,298
57,024,000	United States Treasury Bond	3.125	08/15/44	61,390
166,905,000	United States Treasury Note	0.250	01/31/15	166,925
51,305,000	United States Treasury Note	0.250	02/28/15	51,319
1,000	United States Treasury Note	0.375	06/30/15	1
12,717,000	United States Treasury Note	1.875	06/30/15	12,826
15,952,000	United States Treasury Note	1.750	07/31/15	16,098
18,485,000	United States Treasury Note	1.250	10/31/15	18,634
17,747,000	United States Treasury Note	0.375	11/15/15	17,764
5,900,000	United States Treasury Note	0.250	12/31/15	5,899
3,300,000	United States Treasury Note	0.375	03/15/16	3,300
48,000,000	United States Treasury Note	0.375	03/31/16	47,993
9,800,000	United States Treasury Note	2.375	03/31/16	10,042
74,410,000	United States Treasury Note	0.375	04/30/16	74,398
55,500,000	United States Treasury Note	0.375	05/31/16	55,465
1,280,000	United States Treasury Note	0.500	06/30/16	1,280
17,000,000	United States Treasury Note	0.500	07/31/16	17,008
10,000,000	United States Treasury Note	3.125	10/31/16	10,453
22,980,000	United States Treasury Note	0.500	11/30/16	22,923
4,675,000	United States Treasury Note	0.750	01/15/17	4,678
37,900,000	United States Treasury Note	0.625	02/15/17	37,805
49,500,000	United States Treasury Note	3.125	04/30/17	52,141
10,495,000	United States Treasury Note	0.875	11/15/17	10,445
42,000,000	United States Treasury Note	1.000	12/15/17	41,902
17,100,000	United States Treasury Note	2.250	07/31/18	17,649
20,466,900	United States Treasury Note	1.375	09/30/18	20,448
10,365,000	United States Treasury Note	1.750	10/31/18	10,496
5,625,000	United States Treasury Note	1.375	02/28/19	5,595
5,550,000	United States Treasury Note	1.000	06/30/19	5,416
3,870,000	United States Treasury Note	1.250	10/31/19	3,807
11,880,000	United States Treasury Note	1.500	11/30/19	11,805
319,500	United States Treasury Note	2.625	11/15/20	333
825,000	United States Treasury Note	2.125	01/31/21	837
27,720,000	United States Treasury Note	2.000	02/28/21	27,911
20,240,000	United States Treasury Note	2.250	04/30/21	20,656
16,465,000	United States Treasury Note	2.000	05/31/21	16,547
1,730,000	United States Treasury Note	2.125	06/30/21	1,751
11,825,000	United States Treasury Note	2.000	08/31/21	11,861
189,872,000	United States Treasury Note	8.000	11/15/21	264,159
167,986,200	United States Treasury Note	2.250	11/15/24	169,115
64,500,000	United States Treasury Note	3.000	11/15/44	67,785

	TOTAL U.S. TREASURY SECURITIES			1,772,376

	TOTAL GOVERNMENT BONDS			6,575,600
	(Cost $6,450,005)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
STRUCTURED ASSETS - 13.7%

ASSET BACKED - 9.6%
$1,216,367	i	ACE Securities Corp Home Equity Loan Trust	0.660%	08/25/35	$1,199
		Series - 2005 HE5 (Class M2)
13,000,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	12,979
		Series - 2012 1 (Class A2)
2,500,000	g	AESOP Funding II	3.270	02/20/18	2,583
		Series - 2011 5A (Class A)
12,752,021		Ally Auto Receivables Trust	0.540	07/15/16	12,750
		Series - 2013 2 (Class A2A)
33,000,000		Ally Auto Receivables Trust	0.480	02/15/17	32,968
		Series - 2014 1 (Class A2)
5,000,000	g	Ally Auto Receivables Trust	1.760	02/15/17	5,033
		Series - 2012 2 (Class B)
35,000,000		Ally Auto Receivables Trust	0.710	03/20/17	34,967
		Series - 2014 SN2 (Class A2A)
11,000,000	g	Ally Auto Receivables Trust	2.260	07/16/18	11,101
		Series - 2012 2 (Class C)
10,000,000	g	Ally Master Owner Trust	4.250	04/15/17	10,102
		Series - 2010 2 (Class A)
24,000,000		Ally Master Owner Trust	1.000	02/15/18	24,029
		Series - 2013 1 (Class A2)
7,503,000		Ally Master Owner Trust	1.720	07/15/19	7,477
		Series - 2012 4 (Class A)
8,710,000		Ally Master Owner Trust	1.540	09/15/19	8,644
		Series - 2012 5 (Class A)
3,259,059		AmeriCredit Automobile Receivables Trust	3.190	10/12/16	3,270
		Series - 2011 2 (Class C)
18,245,000		AmeriCredit Automobile Receivables Trust	1.590	07/10/17	18,331
		Series - 2012 3 (Class B)
10,350,000		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	10,521
		Series - 2011 5 (Class C)
10,373,000		AmeriCredit Automobile Receivables Trust	1.690	11/08/18	10,401
		Series - 2012 5 (Class C)
17,823,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	17,782
		Series - 2013 1 (Class C)
19,850,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	19,826
		Series - 2013 2 (Class C)
1,000,000		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	996
		Series - 2014 4 (Class A3)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
1,691,667	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	1,706
		Series - 2010 3A (Class A)
3,333,333	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	3,373
		Series - 2010 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	1,006
		Series - 2012 1A (Class A)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$700,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241%	08/20/16	$706
		Series - 2012 1A (Class B)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.410	11/20/17	2,071
		Series - 2011 3A (Class A)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	5,783
		Series - 2011 3A (Class B)
11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	11,775
		Series - 2011 5A (Class B)
8,325,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	8,538
		Series - 2012 2A (Class A)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	5,085
		Series - 2012 2A (Class B)
1,909,820	i	Bear Stearns Asset Backed Securities Trust	0.910	11/25/39	1,891
		Series - 2005 SD3 (Class 2A1)
7,450,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	7,539
		Series - 2010 2A (Class A1)
21,620,000		Capital Auto Receivables Asset Trust	1.040	11/21/16	21,670
		Series - 2013 3 (Class A2)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,892
		Series - 2013 1 (Class B)
10,545,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	10,580
		Series - 2013 1 (Class C)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	7,963
		Series - 2014 1A (Class A)
13,477,308		CarMax Auto Owner Trust	0.520	11/15/16	13,479
		Series - 2013 4 (Class A2)
21,000,000		CarMax Auto Owner Trust	0.800	07/16/18	20,976
		Series - 2013 4 (Class A3)
10,729,328	i,m	CCR, Inc	0.607	07/10/17	10,441
		Series - 2010 CX (Class C)
922,725	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	813
		Series - 2004 2 (Class 1M2)
1,431,053	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,427
		Series - 2002 1 (Class AF6)
163,319	i	Countrywide Asset-Backed Certificates	0.990	05/25/36	163
		Series - 2004 AB2 (Class A3)
60,731	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	61
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	6,199
		Series - 2011 LC1A (Class C)
22,405,000		Discover Card Execution Note Trust	0.810	08/15/17	22,416
		Series - 2012 A1 (Class A1)
136,912,794	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	143,533
		Series - 2012 1A (Class A2)
5,062,779	g	Enterprise Fleet Financing LLC	0.680	09/20/18	5,062
		Series - 2013 1 (Class A2)
4,285,000		Ford Credit Auto Owner Trust	3.210	07/15/17	4,321
		Series - 2011 A (Class D)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,225
		Series - 2013 A (Class B)
5,820,000		Ford Credit Auto Owner Trust	1.110	10/15/18	5,801
		Series - 2013 B (Class B)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,000,000		Ford Credit Auto Owner Trust	1.360%	10/15/18	$5,991
		Series - 2013 A (Class C)
5,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	5,696
		Series - 2012 C (Class D)
3,861,000		Ford Credit Floorplan Master	0.850	01/15/18	3,861
		Series - 0 1 (Class A1)
16,190,000		Ford Credit Floorplan Master	1.880	09/15/18	16,307
		Series - 2013 5 (Class B)
20,000,000		Ford Credit Floorplan Master	1.650	08/15/19	19,951
		Series - 2014 4 (Class B)
7,000,000	g	GE Capital Credit Card Master Note Trust	5.750	03/15/18	7,073
		Series - 2010 1 (Class C)
1,060,000		GE Capital Credit Card Master Note Trust	0.950	06/15/18	1,062
		Series - 2012 5 (Class A)
20,250,000	g	Hertz Vehicle Financing LLC	2.200	03/25/16	20,298
		Series - 2011 1A (Class A1)
24,652,500	g	Hertz Vehicle Financing LLC	5.290	03/25/16	24,790
		Series - 2009 2A (Class A2)
21,285,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	21,399
		Series - 0 2A (Class B2)
67,134,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	68,877
		Series - 2010 1A (Class A2)
31,520,000	g	Hertz Vehicle Financing LLC	5.700	02/25/17	32,823
		Series - 2010 1A (Class B2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	5,012
		Series - 2013 1A (Class B1)
100,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	100,000
		Series - 2014 T1 (Class AT1)
15,000,000		Hyundai Auto Receivables Trust	1.130	09/17/18	14,892
		Series - 2013 A (Class B)
2,628,086	i	Irwin Home Equity Corp	0.930	02/25/34	2,545
		Series - 2005 A (Class A3)
16,672,398	g	JG Wentworth XXII LLC	3.820	12/15/48	17,511
		Series - 2010 3A (Class A)
3,671,484	i	Lehman XS Trust	0.420	02/25/36	3,490
		Series - 2006 1 (Class 1A1)
13,877,259		Lehman XS Trust	6.500	06/25/46	10,828
		Series - 2006 13 (Class 2A1)
4,248,842		Louisiana Public Facilities Authority	5.750	02/01/19	4,444
		Series - 2008 ELL (Class A2)
15,000,000		Nissan Auto Lease Trust	0.480	09/15/16	14,990
		Series - 2014 A (Class A2A)
45,500,000		Nissan Auto Lease Trust	0.740	10/15/18	45,548
		Series - 2013 A (Class A4)
2,439,464	g	NYCTL Trust	1.030	11/10/27	2,438
		Series - 2014 A (Class A)
1,213,419	i	Park Place Securities, Inc	1.115	09/25/34	1,217
		Series - 2004 WHQ1 (Class M1)
24,855	i	Renaissance Home Equity Loan Trust	1.035	08/25/33	23
		Series - 2003 2 (Class A)
154,413	i	Residential Asset Securities Corp	6.489	10/25/30	156
		Series - 2001 KS2 (Class AI6)
702,661	i	Residential Asset Securities Corp	0.815	04/25/35	703
		Series - 2005 KS3 (Class M3)
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,135,023		Residential Funding Mortgage Securities II, Inc	5.500%	08/25/25	$2,149
		Series - 2006 HI5 (Class A3)
1,542,746	i	Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	1,591
		Series - 2005 HI1 (Class A5)
1,123,496	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,131
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	366
		Series - 2006 HI1 (Class M2)
5,968,411		Santander Drive Auto Receivables Trust	1.830	03/15/17	5,983
		Series - 2012 4 (Class B)
18,642,619		Santander Drive Auto Receivables Trust	0.660	06/15/17	18,650
		Series - 2014 1 (Class A2A)
18,990,000		Santander Drive Auto Receivables Trust	2.700	08/15/18	19,319
		Series - 2012 5 (Class C)
6,300,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	6,315
		Series - 2013 1 (Class C)
15,000,000	g	Santander Drive Auto Receivables Trust	1.890	10/15/19	15,132
		Series - 2013 A (Class B)
1,428,922	i	Securitized Asset Backed Receivables LLC	0.470	10/25/35	1,408
		Series - 2006 OP1 (Class A2C)
450,310	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	449
		Series - 2013 1A (Class A)
11,661,415	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	11,595
		Series - 2013 3A (Class B)
13,502,260	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	13,561
		Series - 2014 2A (Class A)
5,559,754	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	5,552
		Series - 2014 2A (Class B)
41,823,000	g	SLM Student Loan Trust	3.740	02/15/29	43,844
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,577
		Series - 2012 A (Class A2)
4,700,251	g	SolarCity LMC	4.590	04/20/44	4,871
		Series - 2014 1 (Class A)
1,571,634	i	Soundview Home Equity Loan Trust	0.470	11/25/35	1,559
		Series - 2005 OPT3 (Class A4)
55,381,283	g	SpringCastle America Funding LLC	2.700	05/25/23	55,293
		Series - 2014 AA (Class A)
6,543,957	g,i	Structured Asset Securities Corp	0.390	10/25/36	6,483
		Series - 2006 GEL4 (Class A2)
13,323,736	g	Volvo Financial Equipment LLC	0.540	11/15/16	13,319
		Series - 2014 1A (Class A2)
10,000,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	10,008
		Series - 2013 1A (Class A3)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,124
		Series - 2010 VNO (Class C)
777,848	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	791
		Series - 2006 N1 (Class N1)
1,403,003	g,i	Wachovia Loan Trust	0.530	05/25/35	1,335
		Series - 2005 SD1 (Class A)
784,058	i	Wells Fargo Home Equity Trust	0.310	07/25/36	780
		Series - 2006 2 (Class A3)
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,007,000		World Financial Network Credit Card Master Trust	5.200%	04/15/19	$9,164
		Series - 2010 A (Class M)
18,900,000		World Financial Network Credit Card Master Trust	0.910	03/16/20	18,873
		Series - 2013 B (Class A)
2,500,000		World Financial Network Credit Card Master Trust	1.760	05/17/21	2,514
		Series - 2012 B (Class A)
		TOTAL ASSET BACKED			1,305,115

OTHER MORTGAGE BACKED - 4.1%
10,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	10,831
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	15,246
		Series - 2007 1 (Class AMFX)
13,865,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	14,928
		Series - 2007 T28 (Class AJ)
2,500,000	i	Citigroup Commercial Mortgage Trust	5.899	12/10/49	2,669
		Series - 2007 C6 (Class AM)
11,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	11,979
		Series - 2007 C3 (Class AJ)
32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	35,208
		Series - 2007 C3 (Class AM)
15,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	16,109
		Series - 2007 C2 (Class AMFX)
7,050,000	i	Commercial Mortgage Trust	5.238	04/10/37	7,093
		Series - 2005 GG5 (Class AJ)
2,242,958		Countrywide Alternative Loan Trust	5.500	08/25/16	2,302
		Series - 2004 30CB (Class 1A15)
2,000,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	2,123
		Series - 2006 C5 (Class AM)
990,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	1,007
		Series - 2005 C5 (Class C)
2,000,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	2,040
		Series - 2005 C5 (Class B)
3,920,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	4,016
		Series - 2005 C6 (Class B)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	13,047
		Series - 2006 OMA (Class D)
7,465,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	7,895
		Series - 2006 C4 (Class AM)
11,235,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	11,572
		Series - 2009 RR1 (Class A3C)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,570
		Series - 2007 C1 (Class AM)
14,500,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	15,059
		Series - 2006 GG6 (Class AM)
5,910,000	g,i	GS Mortgage Securities Corp II	5.223	12/10/43	6,527
		Series - 2010 C2 (Class B)
17,040,667	g	GS Mortgage Securities Trust	2.059	04/10/31	16,543
		Series - 2013 G1 (Class A1)
4,088,748	i	Harborview Mortgage Loan Trust	0.384	07/19/47	3,501
		Series - 2007 4 (Class 2A1)
1,820,245	i	Impac CMB Trust	0.830	03/25/35	1,665
		Series - 2004 11 (Class 2A1)
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259%	07/15/46	$7,174
		Series - 2011 C4 (Class C)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	8,005
		Series - 2005 LDP2 (Class C)
59,205,990		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	61,923
		Series - 2006 LDP9 (Class A1A)
5,000,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	5,198
		Series - 2007 C1 (Class AJ)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	813
		Series - 2007 C6 (Class AM)
3,675,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	3,742
		Series - 2005 C5 (Class AJ)
12,000,000	i	Merrill Lynch Mortgage Trust	5.288	11/12/37	12,150
		Series - 2005 CKI1 (Class B)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.289	02/12/51	2,425
		Series - 0 C1 (Class AJAF)
2,205,000	i	Merrill Lynch Mortgage Trust	6.289	02/12/51	2,420
		Series - 0 C1 (Class AJA)
6,695,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	6,916
		Series - 2007 6 (Class AM)
8,315,000		Morgan Stanley Capital I	5.569	12/15/44	8,928
		Series - 2007 HQ13 (Class A3)
2,265,000	g,i	Morgan Stanley Capital I Trust	5.810	08/12/41	2,401
		Series - 2006 T23 (Class B)
8,700,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	8,926
		Series - 2006 HQ10 (Class AJ)
1,098,757	i	Morgan Stanley Capital I Trust	4.840	12/13/41	1,102
		Series - 2005 T17 (Class AJ)
12,573,000	i	Morgan Stanley Capital I Trust	5.651	06/11/42	13,542
		Series - 2007 T27 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	998
		Series - 2005 HQ6 (Class F)
12,300,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	12,971
		Series - 2006 HQ9 (Class AJ)
500,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	519
		Series - 2006 HQ9 (Class B)
3,550,000	g,i	Morgan Stanley Capital I Trust	5.251	09/15/47	3,874
		Series - 2011 C1 (Class D)
738,855		Residential Accredit Loans, Inc	4.350	03/25/34	750
		Series - 2004 QS4 (Class A1)
843,996		RFMSI Trust	5.500	03/25/35	858
		Series - 2005 S2 (Class A6)
1,808,647	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,836
		Series - 2012 1A (Class A)
2,195,319	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	2,225
		Series - 0 2A (Class A)
4,000,000	i	Structured Agency Credit Risk Debt Note	2.370	09/25/24	3,907
		Series - 2014 HQ2 (Class M2)
38,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	40,977
		Series - 2007 C30 (Class AM)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	35,675
		Series - 2007 C34 (Class AM)
5,300,000	i	Wachovia Bank Commercial Mortgage Trust	5.950	05/15/46	5,480
		Series - 2007 C34 (Class AJ)
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591%	04/15/47	$7,658
		Series - 2007 C31 (Class AM)
4,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	4,661
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	2,022
		Series - 2007 C31 (Class B)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,633
		Series - 2007 C32 (Class B)
29,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	30,103
		Series - 2007 C32 (Class AJ)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	36,608
		Series - 2007 C33 (Class AM)
7,005,433	i	WaMu Mortgage Pass-Through Certificates	0.520	12/25/45	6,255
		Series - 2005 AR19 (Class A1B3)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,263
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			553,868

		TOTAL STRUCTURED ASSETS			1,858,983
		(Cost $1,856,829)

		TOTAL BONDS			13,145,994
		(Cost $12,882,387)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%
BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			1,859
1,527,061	*	Federal National Mortgage Association			5,910
		TOTAL BANKS			7,769
		TOTAL PREFERRED STOCKS			7,769
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 14.3%
GOVERNMENT AGENCY DEBT - 0.5%
$25,000,000	w	Federal Home Loan Bank (FHLB)	0.103	01/21/15	24,999
38,600,000	w	Federal Home Loan Mortgage Corp (FHLMC)	0.079	03/16/15	38,597
		TOTAL GOVERNMENT AGENCY DEBT			63,596

TREASURY DEBT - 13.8%
63,000,000	w	United States Treasury Bill	0.050-0.100	02/05/15	62,995
46,500,000	w	United States Treasury Bill	0.030	02/12/15	46,498
67,200,000	w	United States Treasury Bill	0.083-0.110	03/05/15	67,198
6,000,000		United States Treasury Bill	0.040	03/12/15	6,000
13,000,000	w	United States Treasury Bill	0.030	03/26/15	12,999
21,600,000	w	United States Treasury Bill	0.087-0.108	04/02/15	21,598
247,800,000	w	United States Treasury Bill	0.078-0.100	04/30/15	247,763
126,300,000	w	United States Treasury Bill	0.081-0.095	05/28/15	126,267
11,000,000		United States Treasury Bill	0.083	06/18/15	10,996
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$185,000,000	w	United States Treasury Bill	0.073-0.101%	06/25/15	$184,922
349,600,000	w	United States Treasury Bill	0.057-0.116	07/23/15	349,379
299,000,000	w	United States Treasury Bill	0.086-0.106	08/20/15	298,704
183,000,000	w	United States Treasury Bill	0.085-0.093	09/17/15	182,777
70,000,000	w	United States Treasury Bill	0.091	10/15/15	69,901
148,000,000	w	United States Treasury Bill	0.130-0.138	11/12/15	147,774
37,250,000	w	United States Treasury Note	2.125	05/31/15	37,556
		TOTAL TREASURY DEBT			1,873,327

		TOTAL SHORT-TERM INVESTMENTS			1,936,923
		(Cost $1,937,198)

		TOTAL INVESTMENTS - 112.4%			15,209,598
		(Cost $14,989,881)
		OTHER ASSETS & LIABILITIES, NET - (12.4)%			(1,679,124)
		NET ASSETS - 100.0%			$13,530,474

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2014 the aggregate value of these securities is $2,039,263,000, or 15.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
350

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND

SCHEDULE OF INVESTMENTS

December 31, 2014

PRINCIPAL		ISSUER	VALUE (000)
GOVERNMENT BONDS - 99.4%

U.S. TREASURY SECURITIES - 99.4%
	k	United States Treasury Inflation Indexed Bonds
$90,505,391		2.000%, 01/15/16	$91,842
352,741,704		0.125%, 04/15/16	351,667
194,681,429		2.500%, 07/15/16	202,940
176,629,244		2.375%, 01/15/17	185,309
403,457,250		0.125%, 04/15/17	403,772
139,430,473		2.625%, 07/15/17	149,474
147,403,872		1.625%, 01/15/18	154,348
319,054,532		0.125%, 04/15/18	317,858
149,315,940		1.375%, 07/15/18	156,397
146,541,025		2.125%, 01/15/19	157,463
220,914,660		0.125%, 04/15/19	218,481
136,787,070		1.875%, 07/15/19	146,811
224,335,701		1.375%, 01/15/20	235,465
290,306,744		1.250%, 07/15/20	304,686
361,399,711		1.125%, 01/15/21	375,432
343,246,590		0.625%, 07/15/21	347,564
341,992,138		0.125%, 01/15/22	332,641
399,604,590		0.125%, 07/15/22	389,334
270,553,360		0.125%, 01/15/23	261,612
52,037,340		0.375%, 07/15/23	51,448
77,596,575		0.625%, 01/15/24	77,930
30,000,900		0.125%, 07/15/24	28,892
249,122,227		2.375%, 01/15/25	292,485
213,342,680		2.000%, 01/15/26	244,478
160,370,052		2.375%, 01/15/27	191,930
198,238,656		1.750%, 01/15/28	224,428
139,507,153		3.625%, 04/15/28	191,746
180,162,513		2.500%, 01/15/29	223,556
169,127,138		3.875%, 04/15/29	242,063
49,176,058		3.375%, 04/15/32	69,745
79,814,017		2.125%, 02/15/40	103,459
90,430,620		2.125%, 02/15/41	118,068
226,250,158		0.750%, 02/15/42	219,834
117,739,200		0.625%, 02/15/43	110,693
79,979,725		1.375%, 02/15/44	90,521
		United States Treasury Note
11,000,000		1.500%, 11/30/19	10,930
40,000,000		2.500%, 05/15/24	41,206
5,000,000		2.250%, 11/15/24	5,034
7,000,000		3.000%, 11/15/44	7,357
		TOTAL U.S. TREASURY SECURITIES	7,328,899

		TOTAL GOVERNMENT BONDS
		(Cost $7,003,280)	7,328,899
351

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

		VALUE
PRINCIPAL	ISSUER	(000)
	TOTAL INVESTMENTS - 99.4%	$7,328,899
	(Cost $7,003,280)
	OTHER ASSETS AND LIABILITIES, NET - 0.6%	40,322
	NET ASSETS - 100.0%	$7,369,221

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2014

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.4%

CONSUMER DURABLES & APPAREL - 0.0%
$1,094,500	i	Libbey Glass, Inc	3.750%	04/09/21	$1,076
		TOTAL CONSUMER DURABLES & APPAREL			1,076

ENERGY - 0.1%
781,801	i	Granite Acquisition, Inc	5.000	10/15/21	784
17,768,199	i	Granite Acquisition, Inc	5.000	10/15/21	17,827
		TOTAL ENERGY			18,611

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
8,009,750	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	7,911
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,911

UTILITIES - 0.2%
10,793,227	i	ExGen Renewables I LLC	5.250	02/06/21	10,793
16,000,000		Terra Gen Finance Co LLC	5.250	11/26/21	15,760
8,457,500	i	TerraForm Power Operating LLC	4.750	07/23/19	8,415
		TOTAL UTILITIES			34,968

		TOTAL BANK LOAN OBLIGATIONS			62,566
		(Cost $62,510)

BONDS - 39.0%

CORPORATE BONDS - 14.3%

AUTOMOBILES & COMPONENTS - 0.2%
10,000,000		Ford Motor Co	4.750	01/15/43	10,551
4,500,000		Johnson Controls, Inc	2.600	12/01/16	4,612
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,567
6,675,000		Magna International, Inc	3.625	06/15/24	6,689
		TOTAL AUTOMOBILES & COMPONENTS			25,419

BANKS - 3.6%
24,500,000		Bank of America Corp	1.350	11/21/16	24,430
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	9,981
18,500,000	e	Bank of Nova Scotia	2.125	09/11/19	18,540
9,750,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.684	02/26/16	9,759
19,500,000		BB&T Corp	2.150	03/22/17	19,781
7,375,000		BB&T Corp	1.600	08/15/17	7,371
21,000,000	i	BOK Financial Corp	0.922	05/15/17	20,945
7,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,147
14,000,000		Capital One Bank USA NA	1.500	09/05/17	13,887

353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,000,000		Capital One Bank USA NA	1.500%	03/22/18	$6,892
14,000,000		Capital One Bank USA NA	2.400	09/05/19	13,932
21,225,000		Capital One Bank USA NA	2.950	07/23/21	21,092
9,000,000	i	Capital One NA	0.697	03/22/16	9,011
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,156
7,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	7,425
31,500,000		Discover Bank	2.000	02/21/18	31,418
11,000,000		Discover Bank	4.200	08/08/23	11,543
13,255,000		First Niagara Financial Group, Inc	6.750	03/19/20	14,711
10,000,000		HSBC Holdings plc	4.250	03/14/24	10,406
6,350,000		HSBC Holdings plc	5.250	03/14/44	7,113
6,425,000		HSBC USA, Inc	1.500	11/13/17	6,412
9,750,000		HSBC USA, Inc	1.625	01/16/18	9,713
10,000,000		Huntington Bancshares, Inc	2.600	08/02/18	10,122
7,325,000		Huntington National Bank	1.350	08/02/16	7,329
12,000,000		Huntington National Bank	1.375	04/24/17	11,898
19,000,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	19,166
11,500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	11,161
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,215
13,750,000		Manufacturers & Traders Trust Co	1.450	03/07/18	13,603
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,819
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,326
7,450,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	7,410
17,257,000		People’s United Financial, Inc	3.650	12/06/22	17,397
9,725,000		PNC Bank NA	2.200	01/28/19	9,730
4,150,000		PNC Bank NA	2.700	11/01/22	3,974
8,245,000		PNC Bank NA	2.950	01/30/23	8,057
12,000,000		Regions Financial Corp	2.000	05/15/18	11,882
10,000,000		Royal Bank of Canada	1.125	07/22/16	10,043
11,500,000		Royal Bank of Canada	1.200	09/19/17	11,434
9,750,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	9,700
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,375
4,610,000	i	State Street Bank and Trust Co	0.435	12/08/15	4,606
9,783,000		SVB Financial Group	5.375	09/15/20	11,001
9,250,000	g	Toronto-Dominion Bank	1.625	09/14/16	9,358
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	5,001
		TOTAL BANKS			518,272

CAPITAL GOODS - 0.7%
2,500,000		3M Co	6.375	02/15/28	3,308
6,700,000		Anixter, Inc	5.125	10/01/21	6,700
2,500,000		Eaton Corp	4.000	11/02/32	2,543
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,849
2,100,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	2,087
5,155,000		Pall Corp	5.000	06/15/20	5,617
5,625,000		Parker-Hannifin Corp	4.200	11/21/34	5,947
15,000,000		Pentair Finance S.A.	1.350	12/01/15	15,025
6,980,000		Pentair Finance S.A.	2.650	12/01/19	6,908
9,750,000		Precision Castparts Corp	0.700	12/20/15	9,714
9,250,000		Precision Castparts Corp	2.500	01/15/23	8,907
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,386
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,387
5,000,000		Roper Industries, Inc	3.125	11/15/22	4,867
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,000,000		Trimble Navigation Ltd	4.750%	12/01/24	$9,221
		TOTAL CAPITAL GOODS			95,466

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
4,000,000	g	AECOM Technology Corp	5.750	10/15/22	4,090
5,300,000		Air Lease Corp	2.125	01/15/18	5,207
9,075,000		Air Lease Corp	3.875	04/01/21	9,120
6,525,000		Air Lease Corp	4.250	09/15/24	6,574
11,500,000		Fluor Corp	3.500	12/15/24	11,439
4,750,000		Waste Management, Inc	2.600	09/01/16	4,859
2,730,000		Waste Management, Inc	4.600	03/01/21	3,023
10,000,000		Waste Management, Inc	3.500	05/15/24	10,126
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			54,438

CONSUMER DURABLES & APPAREL - 0.1%
10,620,000		Whirlpool Corp	5.150	03/01/43	11,759
		TOTAL CONSUMER DURABLES & APPAREL			11,759

CONSUMER SERVICES - 0.4%
4,000,000		American National Red Cross	5.567	11/15/17	4,404
20,000,000		Massachusetts Institute of Technology	3.959	07/01/38	21,211
1,250,000		McDonald’s Corp	5.000	02/01/19	1,391
7,550,000		Nature Conservancy	6.300	07/01/19	8,568
5,145,000		Salvation Army	5.637	09/01/26	5,676
2,275,000		Service Corp International	5.375	01/15/22	2,332
13,625,000		Service Corp International	5.375	05/15/24	13,897
		TOTAL CONSUMER SERVICES			57,479

DIVERSIFIED FINANCIALS - 1.5%
9,000,000		American Express Credit Corp	2.125	07/27/18	9,080
5,000,000	e	Bank of New York Mellon Corp	2.950	06/18/15	5,056
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,531
14,250,000	i	Bank of New York Mellon Corp	0.675	03/06/18	14,313
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,033
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,086
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,885
9,000,000		CIT Group, Inc	3.875	02/19/19	8,978
9,000,000	e,g	EDP Finance BV	4.125	01/15/20	9,050
9,500,000	g	EDP Finance BV	5.250	01/14/21	9,997
9,000,000	i	Ford Motor Credit Co LLC	1.482	05/09/16	9,078
16,375,000		Ford Motor Credit Co LLC	2.375	01/16/18	16,470
24,000,000	i	Ford Motor Credit Co LLC	1.162	11/04/19	24,011
8,500,000		Invesco Finance plc	3.125	11/30/22	8,424
48,000,000		KFW	1.750	10/15/19	48,074
2,300,000		Legg Mason, Inc	3.950	07/15/24	2,332
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	10,096
8,300,000		State Street Corp	3.100	05/15/23	8,183
		TOTAL DIVERSIFIED FINANCIALS			210,677

ENERGY - 0.9%
3,000,000	e,g	California Resources Corp	6.000	11/15/24	2,535
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,010
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,500,000		Devon Energy Corp	6.300%	01/15/19	$2,854
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,219
790,000		EOG Resources, Inc	2.625	03/15/23	758
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,696
7,450,000		Marathon Petroleum Corp	4.750	09/15/44	7,036
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	2,986
2,500,000		Noble Energy, Inc	8.250	03/01/19	2,997
5,075,000		Noble Energy, Inc	3.900	11/15/24	5,016
9,790,000		Noble Energy, Inc	5.050	11/15/44	9,677
9,886,000		Noble Holding International Ltd	2.500	03/15/17	9,457
2,150,000	e	Noble Holding International Ltd	3.950	03/15/22	1,884
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,227
9,000,000		Phillips 66	4.650	11/15/34	9,225
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,555
9,000,000	i	Statoil ASA	0.432	11/09/17	8,982
9,000,000	i	Statoil ASA	0.522	05/15/18	8,988
9,000,000		Statoil ASA	2.900	11/08/20	9,206
9,500,000		Statoil ASA	2.650	01/15/24	9,229
4,000,000		Statoil ASA	3.950	05/15/43	3,909
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	11,516
6,175,000		Weatherford International Ltd	4.500	04/15/22	5,496
		TOTAL ENERGY			128,458

FOOD & STAPLES RETAILING - 0.1%
6,900,000		Kroger Co	1.200	10/17/16	6,885
3,000,000		Kroger Co	2.200	01/15/17	3,048
8,000,000		Kroger Co	2.300	01/15/19	7,998
1,451,000		Safeway, Inc	3.400	12/01/16	1,474
		TOTAL FOOD & STAPLES RETAILING			19,405

FOOD, BEVERAGE & TOBACCO - 0.1%
4,678,000		Kellogg Co	4.000	12/15/20	5,007
12,000,000	i	Mondelez International, Inc	0.752	02/01/19	11,866
428,000		PepsiCo, Inc	7.900	11/01/18	521
5,600,000		PepsiCo, Inc	3.600	08/13/42	5,231
		TOTAL FOOD, BEVERAGE & TOBACCO			22,625

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,424
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,466
6,000,000	i	Becton Dickinson and Co	0.691	06/15/16	6,001
9,750,000		Laboratory Corp of America Holdings	2.500	11/01/18	9,716
3,500,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,579
9,000,000	g,i	Medtronic, Inc	0.000	03/15/20	8,991
9,000,000	g	Medtronic, Inc	4.375	03/15/35	9,548
2,500,000		Medtronic, Inc	6.500	03/15/39	3,265
5,375,000		Owens & Minor, Inc	3.875	09/15/21	5,436
5,000,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	4,972
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			58,398

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
3,750,000		Clorox Co	3.800	11/15/21	4,000
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,424
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,424
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
INSURANCE - 0.4%
$5,000,000		Berkshire Hathaway Finance Corp	0.950%	08/15/16	$5,017
10,120,000	g	Five Corners Funding Trust	4.419	11/15/23	10,701
3,100,000		Progressive Corp	3.750	08/23/21	3,321
15,000,000	i	Prudential Financial, Inc	5.200	03/15/44	14,850
9,535,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	9,359
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	9,001
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,314
		TOTAL INSURANCE			54,563

MATERIALS - 0.7%
4,405,000		Agrium, Inc	3.150	10/01/22	4,300
9,075,000		Agrium, Inc	5.250	01/15/45	9,802
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,635
2,275,000		Ball Corp	5.000	03/15/22	2,343
8,930,000		Ball Corp	4.000	11/15/23	8,617
5,750,000		Domtar Corp	4.400	04/01/22	5,902
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,584
7,050,000		Eastman Chemical Co	2.700	01/15/20	7,090
1,000,000		Eastman Chemical Co	4.650	10/15/44	1,023
990,000		International Paper Co	5.300	04/01/15	1,000
5,000,000		International Paper Co	6.000	11/15/41	5,854
4,000,000		International Paper Co	4.800	06/15/44	4,085
5,000,000	e	MeadWestvaco Corp	7.375	09/01/19	5,908
5,000,000		Nucor Corp	4.000	08/01/23	5,237
4,000,000		Praxair, Inc	2.450	02/15/22	3,928
19,490,000		Rock Tenn Co	3.500	03/01/20	19,778
8,000,000		Sherwin-Williams Co	1.350	12/15/17	7,945
		TOTAL MATERIALS			99,031

MEDIA - 0.1%
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	8,844
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	5,654
		TOTAL MEDIA			14,498

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
12,733,000		Bristol-Myers Squibb Co	3.250	08/01/42	11,155
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,481
5,700,000		Gilead Sciences, Inc	4.500	02/01/45	6,092
4,600,000		Johnson & Johnson	2.150	05/15/16	4,694
18,100,000		Johnson & Johnson	4.375	12/05/33	20,274
10,065,000		Johnson & Johnson	4.500	09/01/40	11,490
8,080,000		Life Technologies Corp	3.500	01/15/16	8,178
3,900,000		Mead Johnson Nutrition Co	4.600	06/01/44	4,095
9,000,000	i	Merck & Co, Inc	0.592	05/18/18	9,015
4,000,000	g	Roche Holdings, Inc	4.000	11/28/44	4,199
5,750,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	6,117
4,750,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	4,964
475,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	478
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			93,232
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
REAL ESTATE - 0.5%
$8,907,000		Equity One, Inc	3.750%	11/15/22	$8,940
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,618
10,100,000	e	Federal Realty Investment Trust	2.750	06/01/23	9,728
10,000,000		Federal Realty Investment Trust	4.500	12/01/44	10,407
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,802
1,250,000		Kilroy Realty LP	5.000	11/03/15	1,289
16,355,000		Kilroy Realty LP	3.800	01/15/23	16,549
3,900,000		Mid-America Apartments LP	4.300	10/15/23	4,104
9,150,000		Mid-America Apartments LP	3.750	06/15/24	9,183
10,000,000		Regency Centers LP	3.750	06/15/24	10,176
2,400,000		Ventas Realty LP	3.250	08/15/22	2,368
		TOTAL REAL ESTATE			78,164

SOFTWARE & SERVICES - 0.1%
4,000,000		Xerox Corp	2.950	03/15/17	4,110
9,000,000		Xerox Corp	2.800	05/15/20	8,841
		TOTAL SOFTWARE & SERVICES			12,951

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,405
10,000,000	i	Hewlett-Packard Co	1.170	01/14/19	9,829
5,475,000		Motorola Solutions, Inc	3.500	09/01/21	5,475
6,100,000		Xerox Corp	3.800	05/15/24	5,982
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			24,691

TELECOMMUNICATION SERVICES - 0.5%
3,400,000	e	CenturyLink, Inc	6.750	12/01/23	3,723
12,825,000		Sprint Corp	7.250	09/15/21	12,713
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,384
9,500,000		Verizon Communications, Inc	1.350	06/09/17	9,456
33,000,000		Verizon Communications, Inc	4.400	11/01/34	32,801
9,750,000		Vodafone Group plc	1.500	02/19/18	9,575
		TOTAL TELECOMMUNICATION SERVICES			71,652

TRANSPORTATION - 0.9%
11,375,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	11,583
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	5,181
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,336
10,000,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	10,733
4,421,000	i	Canadian National Railway Co	0.432	11/06/15	4,422
9,000,000	i	Canadian National Railway Co	0.403	11/14/17	9,002
6,500,000		CSX Corp	4.100	03/15/44	6,439
2,545,000		GATX Corp	2.500	07/30/19	2,526
23,500,000		GATX Corp	2.600	03/30/20	23,147
7,250,000		GATX Corp	5.200	03/15/44	7,907
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,620
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,118
12,775,000		Norfolk Southern Corp	3.000	04/01/22	12,828
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,815
475,000		Norfolk Southern Corp	5.590	05/17/25	565
6,900,000		Ryder System, Inc	2.550	06/01/19	6,909
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,450,000		Southwest Airlines Co	2.750%	11/06/19	$3,466
1,360,000	i	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	2,034
		TOTAL TRANSPORTATION			123,631

UTILITIES - 1.8%
1,650,000		Arizona Public Service Co	4.500	04/01/42	1,748
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,486
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,362
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,567
1,536,877	g	Continental Wind LLC	6.000	02/28/33	1,687
9,000,000		Ethiopian Leasing 2012 LLC	2.566	08/14/26	8,873
4,429,227		Export Lease Ten Co LLC	1.650	05/07/25	4,224
1,324,657	g	Great River Energy	5.829	07/01/17	1,409
3,375,000	g	International Transmission Co	4.625	08/15/43	3,978
7,575,000		Interstate Power & Light Co	3.250	12/01/24	7,707
7,250,000		ITC Holdings Corp	5.300	07/01/43	8,453
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,520
9,500,000		Nevada Power Co	5.875	01/15/15	9,513
9,450,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	9,547
9,600,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	10,156
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	10,270
11,800,000		NiSource Finance Corp	4.800	02/15/44	12,572
6,000,000		Northeast Utilities	1.450	05/01/18	5,909
9,750,000	e	Northern States Power Co	2.600	05/15/23	9,592
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,788
10,000,000		NorthWestern Corp	4.176	11/15/44	10,602
5,000,000		Piedmont Natural Gas Co, Inc	4.100	09/18/34	5,355
630,000		Public Service Co of Colorado	4.750	08/15/41	730
13,400,000		Public Service Co of New Hampshire	3.500	11/01/23	13,838
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,638
620,000		San Diego Gas & Electric Co	6.000	06/01/39	823
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	9,213
1,675,000	g	Solar Star Funding LLC	5.375	06/30/35	1,771
10,900,000		Southern California Gas Co	3.150	09/15/24	11,014
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,237
19,385,000	g	Topaz Solar Farms LLC	4.875	09/30/39	20,409
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	16,359
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,630
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,354
4,975,000		Wisconsin Power & Light Co	4.100	10/15/44	5,153
9,000,000		Zarapito Leasing LLC	2.628	11/12/26	8,973
		TOTAL UTILITIES			260,460

		TOTAL CORPORATE BONDS			2,043,693
		(Cost $1,997,667)

GOVERNMENT BONDS - 22.5%

AGENCY SECURITIES - 4.3%
6,474,671		Cal Dive I- Title XI, Inc	4.930	02/01/27	7,217
6,362,978		COP I LLC	3.613	12/05/21	6,798
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,113
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$17,166,667		FHLB	2.350%	08/08/22	$16,706
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	4,989
6,400,000		Federal National Mortgage Association (FNMA)	1.125	04/27/17	6,436
15,500,000		FNMA	2.625	09/06/24	15,697
8,432,080		Gate Capital Cayman One Ltd	1.839	03/27/21	8,427
6,100,703		Gate Capital Cayman Two	3.550	06/11/21	6,435
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,006
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,178
19,100,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	19,230
33,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	33,550
9,000,000	g	Hospital for Special Surgery	3.500	01/01/23	9,143
9,375,000	i	India Government AID Bond	0.332	02/01/27	8,932
7,650,000		Lutheran Medical Center	1.982	02/20/30	7,314
12,195,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	12,175
4,225,000	g	Montefiore Medical Center	3.896	05/20/27	4,276
299,323		National Credit Union Administration	1.840	10/07/20	301
2,750,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	2,793
11,000,000	j	OPIC	0.000	11/17/16	11,656
10,750,000	j	OPIC	0.000	11/17/17	10,815
3,000,000	j	OPIC	0.000	04/30/18	3,152
5,700,000	j	OPIC	0.000	11/15/19	5,704
2,942,052		OPIC	5.142	12/15/23	3,284
5,267,453		OPIC	2.290	09/15/26	5,289
2,904,907		OPIC	2.040	12/15/26	2,872
7,863,412		OPIC	4.440	02/27/27	8,823
13,500,000		OPIC	3.280	09/15/29	14,040
2,483,210		OPIC	2.610	04/15/30	2,400
4,560,000		OPIC	2.930	05/15/30	4,535
7,536,000		OPIC	3.040	05/15/30	7,646
9,117,667		OPIC	3.540	06/15/30	9,654
2,267,215		OPIC	2.310	11/15/30	2,144
23,402,985		OPIC	3.370	12/15/30	24,461
23,127,185		OPIC	3.820	12/20/32	24,777
14,920,765		OPIC	3.938	12/20/32	16,025
12,500,000		OPIC	3.160	06/01/33	12,564
21,000,000		OPIC	3.430	06/01/33	21,472
4,745,834		Premier Aircraft Leasing	3.576	02/06/22	5,013
1,050,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,067
9,750,000		PEFCO	2.125	07/15/16	9,947
11,750,000		PEFCO	1.375	02/15/17	11,859
8,000,000		PEFCO	2.250	12/15/17	8,212
5,000,000		PEFCO	4.375	03/15/19	5,504
14,000,000		PEFCO	1.450	08/15/19	13,454
16,150,000		PEFCO	2.250	03/15/20	16,233
17,500,000		PEFCO	4.300	12/15/21	19,467
8,250,000		PEFCO	2.050	11/15/22	7,919
4,000,000		PEFCO	3.550	01/15/24	4,238
2,000,000		PEFCO	2.450	07/15/24	1,951
3,257,998		Tayarra Ltd	3.628	02/15/22	3,448
3,163,048		Tricahue Leasing LLC	3.503	11/19/21	3,333
31,044,000	e	Tunisia Government AID Bonds	1.686	07/16/19	30,912
9,250,000		Ukraine Government AID Bonds	1.844	05/16/19	9,312
8,750,000		Ulani MSN 35940 LLC	2.227	05/16/25	8,606
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,025,000		UNM Sandoval Regional Medical Center	4.500%	07/20/36	$8,429
5,375,000		US Department of Housing and Urban Development (HUD)	2.200	08/01/15	5,435
5,250,000		HUD	4.330	08/01/15	5,371
3,894,000		HUD	2.910	08/01/17	4,081
8,000,000		HUD	4.560	08/01/17	8,724
10,750,000		HUD	1.770	08/01/18	10,835
5,007,000		HUD	5.380	08/01/18	5,392
750,000		HUD	2.050	08/01/19	764
9,500,000		HUD	4.870	08/01/19	10,751
13,967,000		HUD	4.960	08/01/20	15,939
13,500,000		HUD	5.050	08/01/21	15,457
3,217,000		HUD	2.910	08/01/23	3,313
		TOTAL AGENCY SECURITIES			627,995

FOREIGN GOVERNMENT BONDS - 5.0%
24,000,000		African Development Bank	0.750	10/18/16	24,004
13,550,000		African Development Bank	2.375	09/23/21	13,801
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,009
24,000,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	25,647
6,300,000	e	Canada Government International Bond	0.875	02/14/17	6,305
8,207,637	g	Carpintero Finance Ltd	2.004	09/18/24	7,993
24,750,000		Council of Europe Development Bank	1.500	01/15/15	24,757
14,250,000		Council of Europe Development Bank	1.000	03/07/18	14,104
24,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	24,144
48,000,000	e	European Investment Bank	2.500	10/15/24	48,690
2,000,000		European Investment Bank	4.875	02/15/36	2,564
33,225,000		Export Development Canada	0.875	01/30/17	33,230
9,000,000	e	Export Development Canada	1.625	12/03/19	8,951
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,074
7,500,000		FMS Wertmanagement AoeR	1.125	09/05/17	7,496
15,300,000		Hydro Quebec	2.000	06/30/16	15,593
6,082,000		Hydro Quebec	8.400	01/15/22	8,183
10,200,000		Hydro-Quebec	1.375	06/19/17	10,254
33,750,000		Inter-American Development Bank	1.500	09/25/18	33,779
19,000,000	i	International Bank for Reconstruction & Development	0.172	07/22/15	18,994
49,000,000		International Bank for Reconstruction & Development	0.375	08/24/15	49,014
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,067
24,500,000	e	International Finance Corp	0.500	05/15/15	24,509
24,000,000		International Finance Corp	0.500	05/16/16	23,955
29,000,000	g,i	International Finance Facility for Immunisation	0.446	07/05/16	29,004
2,850,000	e	Italy Government International Bond	5.375	06/12/17	3,094
10,000,000		KFW	2.625	01/25/22	10,339
19,000,000	g	Kommunalbanken AS.	0.750	11/21/16	18,974
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,665
13,500,000		North American Development Bank	2.300	10/10/18	13,671
33,575,000		North American Development Bank	2.400	10/26/22	32,513
17,500,000	g	Province of Alberta Canada	1.000	06/21/17	17,484
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,045
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,023
15,250,000	e	Province of Manitoba Canada	1.750	05/30/19	15,233
15,000,000		Province of Manitoba Canada	2.100	09/06/22	14,700
12,700,000		Province of Manitoba Canada	3.050	05/14/24	13,162
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,381
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,000,000		Province of Nova Scotia Canada	2.375%	07/21/15	$5,054
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,115
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,550
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,331
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,421
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,564
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,701
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,389
		TOTAL FOREIGN GOVERNMENT BONDS			719,530

MORTGAGE BACKED - 8.2%
11,026,215		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/15/40	11,609
6,020,463		FHLMC	4.000	03/15/44	6,358
41,360		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	43
106,264		FGLMC	6.000	12/01/17	112
1,564,079		FGLMC	4.500	01/01/19	1,652
547,612		FGLMC	5.500	01/01/19	583
511,825		FGLMC	5.000	02/01/19	539
218,714		FGLMC	4.500	01/01/20	230
67,671		FGLMC	4.500	07/01/20	72
91,208		FGLMC	7.000	10/01/20	98
509,022		FGLMC	4.500	06/01/21	543
1,736,691		FGLMC	4.500	06/01/21	1,852
309,893		FGLMC	4.500	03/01/23	333
220,675		FGLMC	5.000	04/01/23	240
8,276		FGLMC	7.000	05/01/23	9
799,645		FGLMC	4.000	07/01/24	851
267,032		FGLMC	4.500	09/01/24	288
9,000,000	h	FGLMC	3.000	01/15/30	9,341
25,369		FGLMC	8.000	01/01/31	29
644,421		FGLMC	4.500	07/01/33	700
1,050,826		FGLMC	5.500	09/01/33	1,182
1,142,832		FGLMC	5.500	09/01/33	1,287
1,649,852		FGLMC	5.500	12/01/33	1,861
3,853,252		FGLMC	7.000	12/01/33	4,558
1,334,212		FGLMC	7.000	05/01/35	1,499
200,502		FGLMC	5.000	02/01/36	222
13,087		FGLMC	6.500	05/01/36	15
1,003,558		FGLMC	5.000	07/01/39	1,108
3,951,700		FGLMC	4.500	11/01/40	4,375
4,530,522		FGLMC	4.500	12/01/40	5,008
4,912,122	h	FGLMC	3.500	07/01/43	5,127
8,864,812		FGLMC	4.000	09/01/44	9,571
974,663		FGLMC	4.500	10/01/44	1,080
1,132,893	h	FGLMC	4.500	11/01/44	1,255
1,439,843	h	FGLMC	4.500	11/01/44	1,596
585,906	h	FGLMC	4.500	12/01/44	649
901,232	h	FGLMC	4.500	12/01/44	999
7,000,000	h	FGLMC	3.000	01/15/45	7,071
3,000,000	h	FGLMC	3.500	01/15/45	3,119
3,000,000	h	FGLMC	4.000	01/15/45	3,198
4,000,000	h	FGLMC	3.500	02/15/45	4,149
10,000,000	h	FGLMC	4.000	02/15/45	10,633
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$19,749		Federal National Mortgage Association (FNMA)	6.500%	10/01/16	$20
138,878		FNMA	6.500	04/01/17	145
51,275		FNMA	6.500	02/01/18	54
1,189,486		FNMA	5.500	11/01/18	1,277
846,357		FNMA	5.000	12/01/18	906
758,749		FNMA	5.000	01/01/19	811
27,418		FNMA	4.500	03/01/19	29
110,109		FNMA	4.500	11/01/20	116
782,859		FNMA	5.500	08/01/21	856
283,194		FNMA	4.500	03/01/23	304
13,127		FNMA	8.000	03/01/23	14
860,882		FNMA	5.000	07/01/23	929
472,070		FNMA	4.000	05/01/24	503
35,960		FNMA	8.000	07/01/24	43
675,892		FNMA	4.500	08/01/24	731
2,718,825		FNMA	4.000	09/01/24	2,897
5,228,970		FNMA	3.000	05/01/27	5,458
19,000,000	h	FNMA	2.500	01/25/30	19,344
19,000,000	h	FNMA	3.000	01/25/30	19,749
25,000,000	h	FNMA	3.500	01/25/30	26,410
517,673		FNMA	6.500	07/01/32	597
474,531		FNMA	4.500	03/25/33	485
5,572,964		FNMA	3.000	10/01/33	5,756
651,108		FNMA	5.000	11/01/33	731
85,657		FNMA	7.000	01/01/34	93
2,585,921		FNMA	5.500	03/01/34	2,914
3,846,384		FNMA	3.500	03/25/34	3,938
35,152		FNMA	7.500	06/01/35	38
2,154,002		FNMA	5.500	09/01/37	2,407
985,643		FNMA	6.000	09/01/37	1,139
858,529		FNMA	6.000	09/01/37	991
278,558		FNMA	6.500	09/01/37	317
1,068,356		FNMA	5.500	01/01/38	1,200
18,628		FNMA	6.500	02/01/38	21
2,235,642		FNMA	5.500	04/01/38	2,499
1,726,480		FNMA	5.500	06/01/38	1,929
4,023,366	h	FNMA	5.500	11/01/38	4,515
7,100,653		FNMA	5.500	12/01/38	8,057
7,313,245		FNMA	4.000	02/01/39	7,826
454,453		FNMA	4.000	07/01/39	490
10,335,172		FNMA	3.500	07/25/39	10,856
2,327,382		FNMA	5.500	08/01/39	2,629
980,298		FNMA	4.500	10/01/39	1,066
637,949		FNMA	5.500	11/01/39	713
1,055,954		FNMA	4.500	06/01/40	1,149
869,133		FNMA	5.000	08/01/40	963
4,383,921		FNMA	5.000	09/01/40	4,852
848,546		FNMA	4.500	10/01/40	926
1,752,167		FNMA	4.500	11/01/40	1,917
2,342,190		FNMA	4.500	11/01/40	2,545
866,246		FNMA	3.500	01/01/41	905
414,619		FNMA	3.500	02/01/41	434
5,908,803		FNMA	5.000	05/01/41	6,541
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,248,529		FNMA	5.000%	06/01/41	$1,386
1,540,225		FNMA	3.500	11/01/41	1,609
18,093,023		FNMA	5.500	12/01/41	20,582
3,720,364		FNMA	4.500	04/01/42	4,041
217,072		FNMA	3.000	10/01/42	220
12,031,855		FNMA	3.000	10/01/42	12,196
225,312		FNMA	3.000	10/01/42	228
10,707,715		FNMA	3.500	10/01/42	11,177
566,346		FNMA	3.000	11/01/42	574
11,216,196	h	FNMA	4.000	11/01/42	12,099
38,344		FNMA	3.000	12/01/42	39
321,510		FNMA	3.000	12/01/42	326
9,214,602		FNMA	3.000	01/01/43	9,340
4,155,883		FNMA	3.000	01/01/43	4,211
11,452,848		FNMA	3.000	02/01/43	11,611
610,770		FNMA	3.000	02/01/43	619
141,861		FNMA	3.000	02/01/43	144
5,402,963		FNMA	3.000	02/01/43	5,476
3,306,987		FNMA	3.500	02/01/43	3,469
136,509		FNMA	3.000	03/01/43	138
256,254		FNMA	3.000	03/01/43	260
748,113		FNMA	3.000	03/01/43	758
151,128		FNMA	3.000	03/01/43	153
153,828		FNMA	3.000	04/01/43	156
322,571		FNMA	3.000	04/01/43	327
346,251		FNMA	3.000	04/01/43	351
196,680		FNMA	3.000	04/01/43	199
54,684		FNMA	3.000	04/01/43	55
164,049		FNMA	3.000	04/01/43	166
216,634		FNMA	3.000	04/01/43	219
14,771		FNMA	3.000	04/01/43	15
71,762		FNMA	3.000	04/01/43	73
5,011,544		FNMA	3.000	05/01/43	5,078
525,231		FNMA	3.500	05/01/43	551
888,096		FNMA	3.500	05/01/43	931
882,819		FNMA	3.500	06/01/43	926
530,867		FNMA	3.500	06/01/43	557
2,318,446		FNMA	3.500	06/01/43	2,432
430,482		FNMA	3.500	06/01/43	452
1,106,356		FNMA	3.500	06/01/43	1,160
1,151,138		FNMA	3.500	06/01/43	1,207
2,730,355		FNMA	4.000	06/01/43	2,945
3,102,927		FNMA	3.500	07/01/43	3,255
1,462,827		FNMA	3.500	07/01/43	1,534
14,381,748		FNMA	4.000	11/01/43	15,543
671,515		FNMA	4.000	12/01/43	724
3,667,185		FNMA	4.000	01/01/44	3,956
6,945,753		FNMA	4.500	01/01/44	7,699
247,221		FNMA	4.000	02/01/44	266
765,957		FNMA	4.000	02/01/44	826
4,258,282		FNMA	4.000	02/01/44	4,594
3,180,997		FNMA	4.000	02/25/44	3,357
683,143	h	FNMA	4.000	03/01/44	737
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$809,924		FNMA	4.000%	03/01/44	$873
5,451,509		FNMA	4.000	04/01/44	5,881
1,178,018		FNMA	4.000	04/01/44	1,271
1,784,620		FNMA	4.000	04/01/44	1,925
5,113,245		FNMA	4.000	05/01/44	5,515
127,345		FNMA	4.500	05/01/44	141
3,444,216		FNMA	4.000	06/01/44	3,710
2,595,731		FNMA	4.000	06/01/44	2,800
13,351,920		FNMA	4.500	06/01/44	14,798
1,459,174		FNMA	4.500	06/01/44	1,617
2,563,940		FNMA	4.500	06/01/44	2,842
980,112		FNMA	4.000	07/01/44	1,057
2,447,557		FNMA	4.000	07/01/44	2,641
12,267,938		FNMA	3.000	07/25/44	12,692
2,989,633		FNMA	4.000	08/01/44	3,225
3,701,488		FNMA	4.000	08/01/44	3,993
3,464,606	h	FNMA	4.000	08/01/44	3,738
3,034,370		FNMA	4.500	08/01/44	3,363
715,422		FNMA	4.000	09/01/44	772
19,798,778		FNMA	4.500	09/01/44	21,944
845,023		FNMA	3.500	10/01/44	886
1,158,855		FNMA	3.500	10/01/44	1,216
4,499,755		FNMA	4.000	10/01/44	4,855
7,087,674		FNMA	4.500	10/01/44	7,856
14,751,979		FNMA	4.500	11/01/44	16,352
1,852,471	h	FNMA	4.500	11/01/44	2,055
15,000,000	h	FNMA	3.000	01/25/45	15,173
26,000,000	h	FNMA	3.500	01/25/45	27,103
25,000,000	h	FNMA	4.000	01/25/45	26,681
14,000,000	h	FNMA	4.500	01/25/45	15,197
19,000,000	h	FNMA	5.000	01/25/45	20,992
6,000,000	h	FNMA	5.500	01/25/45	6,712
33,000,000	h	FNMA	3.000	02/25/45	33,298
85,000,000	h	FNMA	3.500	02/25/45	88,377
61,000,000	h	FNMA	4.000	02/25/45	64,936
19,000,000	h	FNMA	4.500	02/25/45	20,588
33,000,000	h	FNMA	5.000	02/25/45	36,418
13,301		Government National Mortgage Association (GNMA)	9.000	12/15/17	14
4,564,709		GNMA	2.300	10/15/19	4,641
9,233		GNMA	8.000	06/15/22	10
22,928		GNMA	6.500	08/15/23	26
8,862		GNMA	6.500	08/15/23	10
7,388,633		GNMA	2.580	08/15/25	7,535
110,944		GNMA	6.500	05/20/31	131
9,278,377		GNMA	2.640	01/15/33	9,154
12,974,426		GNMA	2.690	06/15/33	12,808
308,492		GNMA	5.500	07/15/33	347
164,781		GNMA	6.000	10/20/36	188
172,278		GNMA	6.000	01/20/37	196
596,710		GNMA	5.500	02/15/37	669
931,729		GNMA	6.000	02/20/37	1,062
454,989		GNMA	5.000	04/15/38	501
321,584		GNMA	6.000	08/20/38	363
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$650,814		GNMA	6.500%	11/20/38	$737
618,888		GNMA	5.000	07/20/39	691
4,665,925		GNMA	4.500	09/20/39	5,172
4,749,894		GNMA	3.500	07/15/43	5,015
2,115,084		GNMA	5.000	02/20/44	2,319
1,828,338		GNMA	5.000	03/20/44	2,005
17,841,285		GNMA	4.000	10/20/44	19,168
24,000,000	h	GNMA	3.500	12/20/44	25,231
31,000,000	h	GNMA	3.000	01/15/45	31,701
20,000,000	h	GNMA	3.000	01/20/45	20,453
64,000,000	h	GNMA	3.500	01/20/45	67,180
16,000,000	h	GNMA	4.000	01/20/45	17,155
6,000,000	h	GNMA	4.500	01/20/45	6,556
3,000,000	h	GNMA	5.000	01/20/45	3,284
16,000,000	h	GNMA	4.500	02/20/45	17,452
		TOTAL MORTGAGE BACKED			1,173,293

MUNICIPAL BONDS - 3.2%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,324
1,090,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	1,085
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,758
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,605
675,000		California Earthquake Authority	1.194	07/01/16	675
7,465,000		California Earthquake Authority	2.805	07/01/19	7,450
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,458
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,318
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,579
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,724
1,225,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,228
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,301
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	6,216
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,423
7,130,000		City of Beaumont TX Waterworks & Sewer System Revenue	1.650	09/01/18	7,124
4,000,000		City of Dallas, TX	5.078	02/15/22	4,594
1,500,000		City of Dallas, TX	5.195	02/15/35	1,745
760,000		City of Eugene, OR	6.320	08/01/22	891
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,662
10,095,000		City of Houston TX Utility System Revenue	2.923	05/15/21	10,351
1,615,000		City of Jersey City NJ	1.192	09/01/15	1,615
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,203
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,171
500,000		City of Jersey City NJ	2.079	09/01/18	496
925,000		City of Jersey City NJ	2.423	09/01/19	918
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	996
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,139
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,290
24,000,000		Commonwealth of Massachusetts	5.000	08/01/33	27,961
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	6,293
1,105,000		County of Mercer, NJ	5.380	02/01/17	1,141
23,500,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	27,022
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,759
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,635,000		Fiscal Year 2005 Securitization Corp	4.760%	08/15/19	$5,005
9,750,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	9,803
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,111
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,111
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,284
4,135,000		Greene County OH	2.720	12/01/21	4,145
4,365,000		Greene County OH	3.120	12/01/23	4,372
4,615,000		Greene County OH	3.270	12/01/24	4,612
4,755,000		Greene County OH	3.420	12/01/25	4,762
1,700,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,909
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	982
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,364
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	544
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,501
785,000		Massachusetts Housing Finance Agency	1.306	06/01/16	786
425,000		Massachusetts Housing Finance Agency	1.776	06/01/17	425
4,960,000		Massachusetts Housing Finance Agency	4.782	12/01/20	5,072
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,396
3,500,000		Metropolitan Council	1.750	09/01/20	3,425
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,089
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,724
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	762
1,590,000		Michigan Finance Authority	5.000	07/01/16	1,677
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,240
500,000		Michigan Finance Authority	5.000	07/01/22	570
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,158
515,000		Michigan Finance Authority	5.000	07/01/29	565
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,731
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,176
1,130,000		New York State Energy Research & Development Authority	1.028	07/01/16	1,127
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,610
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,312
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,655
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,192
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,220
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,259
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,230
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	499
800,000		New York State Environmental Facilities Corp	5.807	06/15/39	1,015
2,475,000		New York State Urban Development Corp	6.500	12/15/18	2,736
270,000		Newport News Economic Development Authority	5.640	01/15/29	277
2,230,000		Newport News Economic Development Authority	5.640	01/15/29	2,327
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,264
4,750,000		Northern California Power Agency	4.320	07/01/24	4,819
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,797
635,000		Oklahoma Water Resources Board	2.444	04/01/20	644
700,000		Oklahoma Water Resources Board	3.071	04/01/22	725
715,000		Pend Oreille County Public Utility District No Box Canyon	1.406	01/01/15	715
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,220,000		Pend Oreille County Public Utility District No Box Canyon	1.987%	01/01/16	$1,220
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,005
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,009
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,003
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,088
1,900,000		South Dakota Conservancy District	0.712	08/01/15	1,902
1,000,000		South Dakota Conservancy District	1.620	08/01/18	995
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,327
38,830,000		State of California	3.750	10/01/37	39,335
7,050,000		State of California	4.988	04/01/39	7,621
5,000,000		State of Connecticut	5.090	10/01/30	5,701
5,570,000		State of Illinois	4.350	06/01/18	5,813
9,000,000		State of Illinois	5.520	04/01/38	8,867
4,505,000		State of Michigan	3.375	12/01/20	4,743
4,405,000		State of Michigan	3.590	12/01/26	4,516
2,500,000		State of Ohio	5.412	09/01/28	3,017
3,265,000		State of Texas	4.900	08/01/20	3,330
5,000,000		State of Texas	6.072	10/01/29	5,871
2,590,000		State of Washington	5.050	01/01/18	2,601
1,033,000		State of Wisconsin	5.700	05/01/26	1,226
23,480,000		Suffolk County Water Authority	3.500	06/01/39	23,517
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	5,890
6,500,000	i	University of California	0.655	07/01/41	6,511
1,000,000		University of Cincinnati	3.250	06/01/29	1,011
1,560,000		University of Cincinnati	3.650	06/01/34	1,582
1,615,000		University of Cincinnati	3.700	06/01/35	1,638
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,174
600,000		West Virginia Water Development Authority	5.000	11/01/21	705
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,593
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,197
		TOTAL MUNICIPAL BONDS			456,247

U.S. TREASURY SECURITIES - 1.8%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,442
50,000,000		United States Treasury Bond	2.875	05/15/43	51,141
35,770,000		United States Treasury Bond	3.125	08/15/44	38,509
3,131,000		United States Treasury Note	2.500	04/30/15	3,156
7,565,000		United States Treasury Note	0.250	12/31/15	7,564
6,000,000		United States Treasury Note	0.625	07/15/16	6,012
2,200,000		United States Treasury Note	0.500	11/30/16	2,194
29,060,000		United States Treasury Note	1.000	12/15/17	28,992
4,230,000		United States Treasury Note	1.625	04/30/19	4,244
54,880,000		United States Treasury Note	1.625	06/30/19	55,017
10,929,000		United States Treasury Note	1.500	11/30/19	10,860
2,000,000		United States Treasury Note	2.000	08/31/21	2,006
12,234,500		United States Treasury Note	1.625	11/15/22	11,868
33,574,000		United States Treasury Note	2.250	11/15/24	33,800
		TOTAL U.S. TREASURY SECURITIES			261,805

		TOTAL GOVERNMENT BONDS			3,238,870
		(Cost $3,165,179)
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
STRUCTURED ASSETS - 2.2%

ASSET BACKED - 1.3%
$14,057,042	g	Alterna Funding I LLC	1.639%	02/15/21	$14,031
		Series - 2014 1A (Class NOTE)
1,482,372	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	1,473
		Series - 2005 HE7 (Class M2)
3,125,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	3,162
		Series - 2010 3A (Class B)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,679
		Series - 2010 5A (Class B)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	4,234
		Series - 2011 5A (Class B)
496,053	i	Bear Stearns Asset Backed Securities Trust	0.910	11/25/39	491
		Series - 2005 SD3 (Class 2A1)
900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	898
		Series - 2013 1 (Class B)
975,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	978
		Series - 2013 1 (Class C)
4,000,000	g	Capital Automotive REIT	3.660	10/15/44	3,982
		Series - 2014 1A (Class A)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.025	06/25/34	3,249
		Series - 2004 OPT1 (Class M1)
34,230	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	34
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	1,924
		Series - 2011 LC1A (Class C)
12,561,250	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	13,169
		Series - 2012 1A (Class A2)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,513
		Series - 2011 A (Class D)
4,500,000	g	HERO Funding Trust	3.990	09/21/40	4,496
		Series - 2014 2A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	556
		Series - 2010 1A (Class B3)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,000
		Series - 2014 T1 (Class AT1)
1,800,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	1,800
		Series - 2014 T1 (Class DT1)
1,767,668	i	Lehman XS Trust	0.420	02/25/36	1,680
		Series - 2006 1 (Class 1A1)
4,944,770		Lehman XS Trust	6.500	06/25/46	3,858
		Series - 2006 13 (Class 2A1)
1,313,629	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.690	01/25/36	1,308
		Series - 2005 WCH1 (Class M2)
398,574	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	412
		Series - 2003 RZ5 (Class A7)
246,812	i	Residential Asset Securities Corp	0.815	04/25/35	247
		Series - 2005 KS3 (Class M3)
1,423,349		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,432
		Series - 2006 HI5 (Class A3)
898,797	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	905
		Series - 2006 HI1 (Class M1)
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$200,000	i	Residential Funding Mortgage Securities II, Inc	6.060%	02/25/36	$209
		Series - 2006 HI1 (Class M2)
3,800,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,809
		Series - 2013 1 (Class C)
537,066	i	Securitized Asset Backed Receivables LLC	0.470	10/25/35	529
		Series - 2006 OP1 (Class A2C)
2,104,606	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	2,137
		Series - 2012 2A (Class B)
1,621,116	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	1,617
		Series - 2013 1A (Class A)
4,045,000	g	SLM Student Loan Trust	3.740	02/15/29	4,240
		Series - 2011 B (Class A2)
6,749,079	g	SolarCity LMC	4.590	04/20/44	6,995
		Series - 2014 1 (Class A)
30,500,000	g	SolarCity LMC	4.020	07/20/44	30,646
		Series - 2014 2 (Class A)
565,788	i	Soundview Home Equity Loan Trust	0.470	11/25/35	561
		Series - 2005 OPT3 (Class A4)
14,980,183	g	SpringCastle America Funding LLC	2.700	05/25/23	14,956
		Series - 2014 AA (Class A)
19,985,069		Toyota Auto Receivables Owner Trust	0.410	08/15/16	19,987
		Series - 2014 A (Class A2)
24,000,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	23,974
		Series - 2014 A (Class A3)
569,157	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	579
		Series - 2006 N1 (Class N1)
727,483	g,i	Wachovia Loan Trust	0.530	05/25/35	692
		Series - 2005 SD1 (Class A)
256,719	i	Wells Fargo Home Equity Trust	0.310	07/25/36	255
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			191,697

OTHER MORTGAGE BACKED - 0.9%
3,050,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,146
		Series - 2007 1 (Class AM)
5,416,386	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,676
		Series - 2007 1 (Class AMFX)
2,590,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	2,789
		Series - 2007 T28 (Class AJ)
1,225,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,274
		Series - 2006 C4 (Class AJ)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	4,044
		Series - 2007 C3 (Class AJ)
2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,782
		Series - 2007 C3 (Class AM)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,953
		Series - 2007 C2 (Class AMFX)
4,265,000	i	Commercial Mortgage Trust	5.238	04/10/37	4,291
		Series - 2005 GG5 (Class AJ)
1,099,095		Countrywide Alternative Loan Trust	5.500	08/25/16	1,128
		Series - 2004 30CB (Class 1A15)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,592
		Series - 2006 C5 (Class AM)
280,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	285
		Series - 2005 C5 (Class C)
3,500,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	3,586
		Series - 2005 C6 (Class B)
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626%	05/15/23	$4,028
		Series - 2006 OMA (Class D)
3,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	3,605
		Series - 2009 RR1 (Class A3C)
911,134	g,i	Credit Suisse Seasoned Loan Trust	0.410	10/25/34	897
		Series - 2006 1 (Class A)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	523
		Series - 2007 C1 (Class AM)
2,535,000	g,i	GS Mortgage Securities Corp II	5.223	12/10/43	2,800
		Series - 2010 C2 (Class B)
1,434,838	i	Harborview Mortgage Loan Trust	0.384	07/19/47	1,229
		Series - 2007 4 (Class 2A1)
876,199	i	Impac CMB Trust	0.830	03/25/35	801
		Series - 2004 11 (Class 2A1)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259	07/15/46	2,362
		Series - 2011 C4 (Class C)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,799
		Series - 2005 LDP2 (Class C)
11,841,198		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	12,384
		Series - 2006 LDP9 (Class A1A)
6,029,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	6,569
		Series - 2007 LD12 (Class AM)
2,500,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	2,599
		Series - 2007 C1 (Class AJ)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	813
		Series - 2007 C6 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	280
		Series - 2005 C5 (Class AJ)
645,000	i	Merrill Lynch Mortgage Trust	6.289	02/12/51	708
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,841
		Series - 2007 6 (Class AM)
2,111,000	i	Morgan Stanley Capital I	5.834	10/15/42	2,205
		Series - 2006 IQ11 (Class AJ)
855,000	g,i	Morgan Stanley Capital I Trust	5.810	08/12/41	906
		Series - 2006 T23 (Class B)
3,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,078
		Series - 2006 HQ10 (Class AJ)
1,500,000	i	Morgan Stanley Capital I Trust	5.651	06/11/42	1,616
		Series - 2007 T27 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	998
		Series - 2005 HQ6 (Class F)
710,000	g,i	Morgan Stanley Capital I Trust	5.251	09/15/47	775
		Series - 2011 C1 (Class D)
6,387,000	g	OBP Depositor LLC Trust	4.646	07/15/45	7,075
		Series - 2010 OBP (Class A)
365,924		Residential Accredit Loans, Inc	4.350	03/25/34	371
		Series - 2004 QS4 (Class A1)
302,973		RFMSI Trust	5.500	03/25/35	308
		Series - 2005 S2 (Class A6)
796,151	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	808
		Series - 2012 1A (Class A)
708,905	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	718
		Series - 0 2A (Class A)
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383%	12/15/43	$4,864
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	965
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.950	05/15/46	1,758
		Series - 2007 C34 (Class AJ)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,108
		Series - 2007 C31 (Class AM)
1,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,554
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,011
		Series - 2007 C31 (Class B)
6,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	6,958
		Series - 2007 C32 (Class AJ)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	825
		Series - 2007 C32 (Class B)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	556
		Series - 2007 C33 (Class AM)
2,489,352	i	WaMu Mortgage Pass-Through Certificates	0.520	12/25/45	2,223
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			121,464

		TOTAL STRUCTURED ASSETS			313,161
		(Cost $310,818)

		TOTAL BONDS			5,595,724
		(Cost $5,473,664)

SHARES		COMPANY
COMMON STOCKS - 59.7%

AUTOMOBILES & COMPONENTS - 1.5%
67,500		Aisin Seiki Co Ltd			2,425
127,203		Bayerische Motoren Werke AG.			13,728
55,176		Bayerische Motoren Werke AG. (Preference)			4,508
6,602		Delphi Automotive plc			480
187,700		Denso Corp			8,748
897	*,e	Dorman Products, Inc			43
3,056,597		Ford Motor Co			47,377
122,500		Fuji Heavy Industries Ltd			4,335
315,021		GKN plc			1,677
236,929		Harley-Davidson, Inc			15,616
384,280		Honda Motor Co Ltd			11,274
755,892		Johnson Controls, Inc			36,540
19,700		Magna International, Inc (Class A)			2,135
61,000		Mazda Motor Corp			1,465
25,400		Mitsubishi Motors Corp			232
59,514	*	Modine Manufacturing Co			809
910,900		Nissan Motor Co Ltd			7,945
97,815		Pirelli & C S.p.A.			1,319
109,499		Renault S.A.			7,975
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
9,200		Stanley Electric Co Ltd	$199
85,164	*	Tenneco, Inc	4,821
112,378	*,e	Tesla Motors, Inc	24,994
2,900		Toyoda Gosei Co Ltd	58
81,600		Toyota Industries Corp	4,182
72,214		Volkswagen AG. (Preference)	16,050
102,500		Yamaha Motor Co Ltd	2,051
		TOTAL AUTOMOBILES & COMPONENTS	220,986

BANKS - 3.5%
1,142	e	Arrow Financial Corp	31
51,058		Associated Banc-Corp	951
4,424		Astoria Financial Corp	59
578,039		Australia & New Zealand Banking Group Ltd	15,041
3,295,311		Banca Intesa S.p.A.	9,559
1,782,941		Banco Bilbao Vizcaya Argentaria S.A.	16,839
21,859		Bank Mutual Corp	150
25,289		Bank of Hawaii Corp	1,500
64,000		Bank of Montreal	4,527
217,100		Bank of Nova Scotia	12,391
3,264		Bank of the Ozarks, Inc	124
971,529		BB&T Corp	37,783
10,404		BBCN Bancorp, Inc	150
4,422		Bendigo Bank Ltd	46
1,093	*	Beneficial Mutual Bancorp, Inc	13
20,397		Boston Private Financial Holdings, Inc	275
4,200		Canadian Imperial Bank of Commerce/Canada	361
7,221		Capitol Federal Financial	92
3,360		Cathay General Bancorp	86
5,743		Centerstate Banks of Florida, Inc	68
117,573		CIT Group, Inc	5,624
3,804		CoBiz, Inc	50
2,120	e	Columbia Banking System, Inc	59
165,930		Comerica, Inc	7,772
1,336		Commerce Bancshares, Inc	58
325,238		Commonwealth Bank of Australia	22,597
3,936		Community Bank System, Inc	150
788,802		Criteria CaixaBank S.A.	4,133
9,127		Cullen/Frost Bankers, Inc	645
236,588		DNB NOR Holding ASA	3,490
10,051		East West Bancorp, Inc	389
7,649		Federal Agricultural Mortgage Corp (Class C)	232
2,018		First Bancorp (NC)	37
451		First Citizens Bancshares, Inc (Class A)	114
23,976		First Commonwealth Financial Corp	221
12,098		First Interstate Bancsystem, Inc	337
3,693		First Merchants Corp	84
16,186		FNB Corp	216
2,590		Glacier Bancorp, Inc	72
5,441		Hancock Holding Co	167
508,500		Hang Seng Bank Ltd	8,451
1,267		Heartland Financial USA, Inc	34
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
4,825		HomeStreet, Inc	$84
3,813,928		HSBC Holdings plc	36,041
9,593		IBERIABANK Corp	622
1,147		International Bancshares Corp	30
20,614		Investors Bancorp, Inc	231
157,487	*	KBC Groep NV	8,789
1,625,945		Keycorp	22,601
21,058		Lakeland Bancorp, Inc	246
269,235	e	M&T Bank Corp	33,821
1,800		MB Financial, Inc	59
61,360	*	MGIC Investment Corp	572
5,080,200		Mizuho Financial Group, Inc	8,516
512,380		National Australia Bank Ltd	13,973
6,490		National Penn Bancshares, Inc	68
1,124,730		Natixis	7,422
1,500		NBT Bancorp, Inc	39
145,456	e	New York Community Bancorp, Inc	2,327
644,338		Nordea Bank AB	7,459
11,094		Northfield Bancorp, Inc	164
32,902	e	OFG Bancorp	548
19,938		Old National Bancorp	297
22,911		PacWest Bancorp	1,042
4,182		Peoples Bancorp, Inc	108
2,728	e	People’s United Financial, Inc	41
2,500		Pinnacle Financial Partners, Inc	99
519,297		PNC Financial Services Group, Inc	47,375
87,691	*	Popular, Inc	2,986
20,422		PrivateBancorp, Inc	682
53,363		Provident Financial Services, Inc	964
654,341	e	Radian Group, Inc	10,941
155,400		Resona Holdings, Inc	785
282,410	e	Royal Bank of Canada (Toronto)	19,505
1,000		S&T Bancorp, Inc	30
3,487	*	Signature Bank	439
221,278		Skandinaviska Enskilda Banken AB (Class A)	2,810
2,200		Southside Bancshares, Inc	64
712,000		Standard Chartered plc	10,649
280,700		Sumitomo Mitsui Financial Group, Inc	10,148
16,927		Susquehanna Bancshares, Inc	227
28,454	*	SVB Financial Group	3,303
45,092		Swedbank AB (A Shares)	1,119
800	*	Texas Capital Bancshares, Inc	43
16,691	*	The Bancorp, Inc	182
349,522	*	Toronto-Dominion Bank	16,700
1,700		Trustmark Corp	42
5,465		UMB Financial Corp	311
3,150	e	Umpqua Holdings Corp	54
2,479	e	Union Bankshares Corp	60
10,908	e	United Bankshares, Inc	408
5,569		United Financial Bancorp, Inc (New)	80
1,242,204		US Bancorp	55,837
10,727	*	Walker & Dunlop, Inc	188
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
13,956		Webster Financial Corp	$454
3,652		WesBanco, Inc	127
5,233	e	Westamerica Bancorporation	257
5,690	*	Western Alliance Bancorp	158
632,268	*	Westpac Banking Corp	17,005
16,588		Wilshire Bancorp, Inc	168
1,110		Wintrust Financial Corp	52
37,356		Zions Bancorporation	1,065
		TOTAL BANKS	505,395

CAPITAL GOODS - 4.0%
397,713		3M Co	65,352
10,833		A.O. Smith Corp	611
5,085		Acuity Brands, Inc	712
19,102	*	Aerovironment, Inc	521
75,930		Alfa Laval AB	1,436
464,724		Ametek, Inc	24,458
56,219	*	ArvinMeritor, Inc	852
368,000	e	Asahi Glass Co Ltd	1,792
51,800		Assa Abloy AB (Class B)	2,736
7,416		Astec Industries, Inc	292
153,909		Atlas Copco AB (A Shares)	4,283
135,146		Atlas Copco AB (B Shares)	3,459
116,424		Barnes Group, Inc	4,309
2,120	*	Beacon Roofing Supply, Inc	59
106,747		Bouygues S.A.	3,854
29,997		Briggs & Stratton Corp	613
129,357	*	Builders FirstSource, Inc	889
299,328		Bunzl plc	8,183
8,451	*	CAI International, Inc	196
143,198		Caterpillar, Inc	13,107
4,279	*	Chart Industries, Inc	146
454,694		CNH Industrial NV	3,681
10,768	*,e	Colfax Corp	555
199,560		Compagnie de Saint-Gobain	8,454
210,677		Cummins, Inc	30,373
46,600		Daikin Industries Ltd	2,988
567,000		Danaher Corp	48,597
253,888	e	Deere & Co	22,461
343,132		Eaton Corp	23,319
4,941		EMCOR Group, Inc	220
7,019		EnerSys	433
19,159	*	Esterline Technologies Corp	2,101
153,282	e	Fastenal Co	7,290
96,743	e	Ferrovial S.A.	1,912
6,133		Fluor Corp	372
11,291		Fortune Brands Home & Security, Inc	511
20,868	*	Furmanite Corp	163
21,353		GEA Group AG.	939
11,801		Geberit AG.	3,992
66,177		Graco, Inc	5,306
1,400		H&E Equipment Services, Inc	39
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
14,756	*	Hexcel Corp	$612
32,600		Hitachi Construction Machinery Co Ltd	689
423,645		Illinois Tool Works, Inc	40,119
133,866		Ingersoll-Rand plc	8,486
500	*	Jacobs Engineering Group, Inc	22
25,600		JTEKT Corp	431
92,000		Kawasaki Heavy Industries Ltd	418
324,000		Keppel Corp Ltd	2,160
213,800		Komatsu Ltd	4,727
331,267		Koninklijke Philips Electronics NV	9,602
320,000		Kubota Corp	4,645
15,826		Legrand S.A.	830
26,197		Lincoln Electric Holdings, Inc	1,810
15,600		Makita Corp	703
463,592		Masco Corp	11,683
31,361		Meggitt plc	252
1,101	*	Middleby Corp	109
561,200		Mitsubishi Corp	10,270
482,000		Mitsubishi Electric Corp	5,725
2,049	*	MYR Group, Inc	56
83,000		NGK Insulators Ltd	1,701
107,611		Nordson Corp	8,389
86,000		NSK Ltd	1,015
165,398		Owens Corning, Inc	5,923
287,127		Paccar, Inc	19,528
9,504		Pall Corp	962
35,299		Parker Hannifin Corp	4,552
105,836		Pentair plc	7,030
43,401	*,e	Polypore International, Inc	2,042
168,034		Precision Castparts Corp	40,476
118,919	*	Quanta Services, Inc	3,376
94,352		Rockwell Automation, Inc	10,492
13,087		Rockwell Collins, Inc	1,106
36,615		Roper Industries, Inc	5,725
3,300	*	Rush Enterprises, Inc (Class A)	106
236,880		Sandvik AB	2,303
189,352		Schneider Electric S.A.	13,790
98,000		Shimizu Corp	666
43,110		Skanska AB (B Shares)	926
42,500		SKF AB (B Shares)	895
69,349		Smiths Group plc	1,179
15,061		Sulzer AG.	1,611
161,300		Sumitomo Electric Industries Ltd	2,015
5,435	e	TAL International Group, Inc	237
79,909		Tennant Co	5,767
24,640	*,e	The ExOne Company	414
18,487		Timken Co	789
8,405	*,e	Titan Machinery, Inc	117
6,400		Toyota Tsusho Corp	149
44,059		Travis Perkins plc	1,268
38,902	*	United Rentals, Inc	3,968
49,198		Vallourec	1,333
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
32,153	*	Vestas Wind Systems AS	$1,168
190,142		Vinci S.A.	10,382
436,090		Volvo AB (B Shares)	4,703
25,258	*	Wabash National Corp	312
121,923		Wolseley plc	6,971
20,710		Woodward Governor Co	1,020
		TOTAL CAPITAL GOODS	579,321

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,604		ABM Industries, Inc	75
29,936	e	Acacia Research (Acacia Technologies)	507
340,114	*	ACCO Brands Corp	3,064
13,967		Aggreko plc	326
205,697		Brambles Ltd	1,772
11,200		Bureau Veritas S.A.	248
120,569		Capita Group plc	2,022
19,200	*	CBIZ, Inc	164
2,000		CDI Corp	35
2,394	*	Copart, Inc	87
9,841		Corporate Executive Board Co	714
218,000		Dai Nippon Printing Co Ltd	1,963
24,020		Deluxe Corp	1,495
82,626		Dun & Bradstreet Corp	9,994
22,336		Equifax, Inc	1,806
2,000		Heidrick & Struggles International, Inc	46
6,421		HNI Corp	328
9,308	*	IHS, Inc (Class A)	1,060
1,660	*	Innerworkings, Inc	13
19,643		Interface, Inc	324
7,700		Intertek Group plc	279
1,800		Kelly Services, Inc (Class A)	31
29,712		Manpower, Inc	2,026
3,562	*	Mistras Group, Inc	65
2,100		Mobile Mini, Inc	85
13,621	*	Navigant Consulting, Inc	209
1,000	*	On Assignment, Inc	33
109,843		R.R. Donnelley & Sons Co	1,846
2,311		Resources Connection, Inc	38
162,118		Robert Half International, Inc	9,465
16,303	*	RPX Corp	225
58,400		Secom Co Ltd	3,355
472		SGS S.A.	964
400		Societe BIC S.A.	53
1,544	*	SP Plus Corp	39
27,563		Tetra Tech, Inc	736
179,000		Toppan Printing Co Ltd	1,163
4,561		Viad Corp	122
16,675		Waste Management, Inc	856
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	47,633

CONSUMER DURABLES & APPAREL - 0.7%
30,934		Adidas-Salomon AG.	2,148
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
32,738		Callaway Golf Co	$252
34,650		Christian Dior S.A.	5,930
1,447		CSS Industries, Inc	40
24,000		Electrolux AB (Series B)	701
7,187		Ethan Allen Interiors, Inc	223
11,700		Gildan Activewear, Inc	662
573,700		Matsushita Electric Industrial Co Ltd	6,757
521,454		Mattel, Inc	16,136
7,456	*	Meritage Homes Corp	268
9,802	*	Mohawk Industries, Inc	1,523
23,800		Movado Group, Inc	675
522,222		Nike, Inc (Class B)	50,212
126,600		Nikon Corp	1,682
11,961		Oxford Industries, Inc	660
5,425		Pandora AS	440
27,543		Ryland Group, Inc	1,062
50,000		Sekisui Chemical Co Ltd	602
96,000		Sekisui House Ltd	1,263
141,000	*,e	Sharp Corp	312
234,000		Sony Corp	4,776
27,906	*	Under Armour, Inc (Class A)	1,895
4,500	*	Unifi, Inc	134
31,176		VF Corp	2,335
306,000		Yue Yuen Industrial Holdings	1,100
		TOTAL CONSUMER DURABLES & APPAREL	101,788

CONSUMER SERVICES - 1.4%
79,580		Accor S.A.	3,577
30,700		Benesse Corp	911
1,289		Bob Evans Farms, Inc	66
25,421		Brinker International, Inc	1,492
7,675	*	Chipotle Mexican Grill, Inc (Class A)	5,254
109,916		Choice Hotels International, Inc	6,158
91,310		Darden Restaurants, Inc	5,354
1,346		DineEquity, Inc	140
13,470		Domino’s Pizza, Inc	1,268
7,832		Dunkin Brands Group, Inc	334
48,494		InterContinental Hotels Group plc	1,951
373,655		Marriott International, Inc (Class A)	29,156
613,614		McDonald’s Corp	57,496
444,431	*	MGM Mirage	9,502
13,300		Oriental Land Co Ltd	3,067
10,604	*	Popeyes Louisiana Kitchen, Inc	597
15,664	*	Restaurant Brands International, Inc (Toronto)	613
33,974		Royal Caribbean Cruises Ltd	2,801
106,561	*	Ruby Tuesday, Inc	729
29,578		Sonic Corp	805
586,475		Starbucks Corp	48,120
110,660		Starwood Hotels & Resorts Worldwide, Inc	8,971
10,000	*,e	Weight Watchers International, Inc	248
55,470		Whitbread plc	4,105
253,012		William Hill plc	1,422
		TOTAL CONSUMER SERVICES	194,137
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 3.7%
780,959		3i Group plc	$5,445
358,183		Aberdeen Asset Management plc	2,393
4,200	e	Aeon Credit Service Co Ltd	83
620,453		American Express Co	57,727
1,138,136		Bank of New York Mellon Corp	46,174
114,015		BlackRock, Inc	40,767
576,583		Capital One Financial Corp	47,597
1,431,454		Charles Schwab Corp	43,216
310,655		CME Group, Inc	27,540
1,362		Cohen & Steers, Inc	57
3,344	*	Credit Acceptance Corp	456
69,415		Deutsche Boerse AG.	4,933
623,742		Discover Financial Services	40,849
14,045		Eurazeo	984
130,529		Exor S.p.A.	5,356
574,199		Franklin Resources, Inc	31,793
24,115	*	Green Dot Corp	494
536,720		Hong Kong Exchanges and Clearing Ltd	11,849
546,747	*	ING Groep NV	7,064
117,066		IntercontinentalExchange Group, Inc	25,671
508,141		Invesco Ltd	20,082
800,553		Investec plc	6,707
3,030	*	Investment Technology Group, Inc	63
61,166	e	Janus Capital Group, Inc	987
60,728		Kinnevik Investment AB (Series B)	1,975
62,663		Legg Mason, Inc	3,344
55,970		London Stock Exchange Group plc	1,926
336,200		Mitsubishi UFJ Lease & Finance Co Ltd	1,581
76,231		NASDAQ OMX Group, Inc	3,656
10,345		Nelnet, Inc (Class A)	479
513,669		Northern Trust Corp	34,621
22,527	*,e	PHH Corp	540
5,879	*	Pico Holdings, Inc	111
10,635	*	Safeguard Scientifics, Inc	211
78,392		Schroders plc	3,258
431,029		State Street Corp	33,836
278,273		T Rowe Price Group, Inc	23,893
3,000		TD Ameritrade Holding Corp	107
		TOTAL DIVERSIFIED FINANCIALS	537,825

ENERGY - 4.3%
52,019		AMEC plc	687
337,903		Apache Corp	21,176
78,800	e	ARC Resources Ltd	1,707
86,010		Baker Hughes, Inc	4,823
1,024,868		BG Group plc	13,715
33,667		Caltex Australia Ltd	934
177,939	*	Cameron International Corp	8,888
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
5,527	e	CARBO Ceramics, Inc	$221
14,005	*	Carrizo Oil & Gas, Inc	583
328,400	e	Cenovus Energy, Inc (Toronto)	6,775
188,536	*	Cheniere Energy, Inc	13,273
98,049		Cimarex Energy Co	10,393
1,826	*	Clayton Williams Energy, Inc	117
260,946	*,e	Clean Energy Fuels Corp	1,303
29,437	*	Concho Resources, Inc	2,936
39,499	*	Contango Oil & Gas Co	1,155
239,024	*,e	Continental Resources, Inc	9,169
66,200	e	Crescent Point Energy Corp	1,533
21,472		Delek Group Ltd	5,386
2,500		Delek US Holdings, Inc	68
457,259		Devon Energy Corp	27,989
371,374	e	Enbridge, Inc	19,096
54,900		EnCana Corp	764
2,011		Energen Corp	128
72,600	e	Enerplus Resources Fund	699
487,111		EOG Resources, Inc	44,848
183,431		EQT Corp	13,886
230,140	e	Galp Energia SGPS S.A.	2,337
8,642	*,e	Geospace Technologies Corp	229
386,241		Hess Corp	28,512
315,600		Inpex Holdings, Inc	3,514
201,413	*	ION Geophysical Corp	554
73,373	*	Key Energy Services, Inc	123
3,200	e	Keyera Corp	223
536,851		Marathon Oil Corp	15,188
398,430		Marathon Petroleum Corp	35,962
11,520	*	Matrix Service Co	257
141,335	*	MEG Energy Corp	2,378
466,300		National Oilwell Varco, Inc	30,557
7,269	*	Natural Gas Services Group, Inc	168
226,197		Neste Oil Oyj	5,491
210,587		Noble Corp plc	3,489
324,695		Noble Energy, Inc	15,400
29,282	*,e	Northern Oil And Gas, Inc	165
26,358	*,e	Oasis Petroleum, Inc	436
516,922		Occidental Petroleum Corp	41,669
225,695		OMV AG.	5,993
153,232		Oneok, Inc	7,629
265,014	e	Penn West Energy Trust	554
40,855		Petrofac Ltd	445
132,760	*	Petroquest Energy, Inc	497
447,968		Phillips 66	32,119
146,028		Pioneer Natural Resources Co	21,736
98,692		Questar Market Resources, Inc	1,996
664,476	e	Repsol YPF S.A.	12,440
36,777	*,e	Rex Energy Corp	188
894	*	SEACOR Holdings, Inc	66
58,600	e	Showa Shell Sekiyu KK	577
171,452	*	Southwestern Energy Co	4,679
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
792,399		Spectra Energy Corp	$28,764
71,318		St. Mary Land & Exploration Co	2,751
403,405		Statoil ASA	7,103
40,000	e	Subsea 7 S.A.	409
569,204		Suncor Energy, Inc	18,079
88,722		Superior Energy Services	1,788
22,440		Technip S.A.	1,337
319,062		Tenaris S.A.	4,821
7,916		Tesoro Corp	589
262,191		Tullow Oil plc	1,690
36,311	*,e	Ultra Petroleum Corp	478
27,062	*	Unit Corp	923
989,544	*	Weatherford International Ltd	11,330
320,238		Western Refining, Inc	12,099
218,885	*	Whiting Petroleum Corp	7,223
451,724		Williams Cos, Inc	20,300
211,793		Woodside Petroleum Ltd	6,550
		TOTAL ENERGY	614,057

FOOD & STAPLES RETAILING - 0.9%
173,400		Aeon Co Ltd	1,743
179,256		Carrefour S.A.	5,455
13,576		Casino Guichard Perrachon S.A.	1,249
5,000		Colruyt S.A.	232
31,318		Delhaize Group	2,281
437,617	e	J Sainsbury plc	1,671
59,300	e	Jeronimo Martins SGPS S.A.	594
85,954		Koninklijke Ahold NV	1,528
367,535		Kroger Co	23,599
3,600		Lawson, Inc	218
42,800		Loblaw Cos Ltd	2,290
68,666	*	Metro AG.	2,099
316,705		Safeway, Inc	11,123
156,100		Seven & I Holdings Co Ltd	5,615
9,498		Spartan Stores, Inc	248
821,965		Sysco Corp	32,624
2,938,974		Tesco plc	8,569
282,933		Wesfarmers Ltd	9,579
186,154		Whole Foods Market, Inc	9,386
516,189		WM Morrison Supermarkets plc	1,473
		TOTAL FOOD & STAPLES RETAILING	121,576

FOOD, BEVERAGE & TOBACCO - 2.4%
176,000		Ajinomoto Co, Inc	3,277
108,203		Aryzta AG.	8,315
222,360		Associated British Foods plc	10,871
28,068		Bunge Ltd	2,552
454		Calavo Growers, Inc	21
261,990		Campbell Soup Co	11,528
187,110		Coca-Cola Amatil Ltd	1,413
93,674		Coca-Cola HBC AG.	1,784
131,532		ConAgra Foods, Inc	4,772
19,775	*	Darling International, Inc	359
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
12,632		Dr Pepper Snapple Group, Inc	$905
14,539		Flowers Foods, Inc	279
745,771		General Mills, Inc	39,772
280,395		Groupe Danone	18,332
514,141		Kellogg Co	33,645
28,997		Kerry Group plc (Class A)	2,003
92,604		Keurig Green Mountain, Inc	12,260
31,000		Kikkoman Corp	760
122,671		Kraft Foods Group, Inc	7,687
1,066		Lindt & Spruengli AG.	5,271
60		Lindt & Spruengli AG. (Registered)	3,462
74,148		Mead Johnson Nutrition Co	7,455
1,210,068		Mondelez International, Inc	43,956
14,500		Nissin Food Products Co Ltd	691
152,793		Orkla ASA	1,040
791,664		PepsiCo, Inc	74,860
18,700		Suntory Beverage & Food Ltd	646
155,121		Tate & Lyle plc	1,453
405,114		Unilever NV	15,847
494,201		Unilever plc	20,078
42,800	e	Yakult Honsha Co Ltd	2,259
		TOTAL FOOD, BEVERAGE & TOBACCO	337,553

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
1,188,349		Abbott Laboratories	53,499
478,424		Aetna, Inc	42,498
8,037	*	Align Technology, Inc	449
67,982	*	Amedisys, Inc	1,995
34,019		AmerisourceBergen Corp	3,067
10,800	*	Amsurg Corp	591
6,026	*	Angiodynamics, Inc	115
14,016	*,e	athenahealth, Inc	2,042
260,286		Becton Dickinson & Co	36,221
13,100	*,e	Bio-Reference Labs, Inc	421
89,935	*,e	BioScrip, Inc	629
38,727	*	Brookdale Senior Living, Inc	1,420
60,695		Cardinal Health, Inc	4,900
54,777	*	Centene Corp	5,689
20,000	*	Cerner Corp	1,293
30,107	*,e	Cerus Corp	188
4,495	e	Chemed Corp	475
191,455		Cigna Corp	19,703
39,154		Coloplast AS	3,277
1,249	e	Computer Programs & Systems, Inc	76
700	*	Cyberonics, Inc	39
10,758	*	DaVita, Inc	815
5,764		Dentsply International, Inc	307
15,359	*	Edwards Lifesciences Corp	1,957
42,713	*,e	ExamWorks Group, Inc	1,777
21,978	*	Gentiva Health Services, Inc	419
6,176	*	Greatbatch, Inc	305
4,374	*	Haemonetics Corp	164
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
21,280	*,e	Healthways, Inc	$423
10,561	*,e	HMS Holdings Corp	223
125,907		Humana, Inc	18,084
1,185	*	ICU Medical, Inc	97
31,383	*	Idexx Laboratories, Inc	4,653
61,900	*	Inverness Medical Innovations, Inc	2,352
3,014	*	IPC The Hospitalist Co, Inc	138
759	*	Laboratory Corp of America Holdings	82
743		Landauer, Inc	25
6,078	*	LHC Group, Inc	190
58,522	*	LifePoint Hospitals, Inc	4,208
1,730	*	MedAssets, Inc	34
1,474	*	Medidata Solutions, Inc	70
747,734		Medtronic, Inc	53,986
9,612	*	Merit Medical Systems, Inc	167
55,639	*	Molina Healthcare, Inc	2,978
8,672	*	MWI Veterinary Supply, Inc	1,474
9,301	*	Natus Medical, Inc	335
2,364	*	NxStage Medical, Inc	42
3,000	*	Omnicell, Inc	99
31,393	*	OraSure Technologies, Inc	318
2,718		Owens & Minor, Inc	96
86,208		Patterson Cos, Inc	4,147
21,165	*	PharMerica Corp	438
3,576	*	Providence Service Corp	130
4,910		Quality Systems, Inc	77
81,609		Ramsay Health Care Ltd	3,783
3,688	*	Sirona Dental Systems, Inc	322
33,516	*	Staar Surgical Co	305
4,400		Suzuken Co Ltd	122
68,300	*	Sysmex Corp	3,031
6,446	*	Tornier BV	164
16,067	*	Triple-S Management Corp (Class B)	384
8,101	*	Universal American Corp	75
3,801		US Physical Therapy, Inc	160
500	*	Varian Medical Systems, Inc	43
33,652	*	Vocera Communications, Inc	351
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	287,937

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
9,680		Beiersdorf AG.	786
684,406		Colgate-Palmolive Co	47,354
81,716		Estee Lauder Cos (Class A)	6,227
210		Henkel KGaA	20
137,770		Henkel KGaA (Preference)	14,840
297,479	e	Herbalife Ltd	11,215
41,500		Kao Corp	1,637
25,448		Kimberly-Clark Corp	2,940
63,795		L’Oreal S.A.	10,678
35,987	*	Medifast, Inc	1,207
16,029	e	Nu Skin Enterprises, Inc (Class A)	700
1,162,803		Procter & Gamble Co	105,920
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
152,666		Reckitt Benckiser Group plc	$12,365
43,160		Svenska Cellulosa AB (B Shares)	931
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	216,820

INSURANCE - 3.4%
347,009		ACE Ltd	39,864
629,310		Aflac, Inc	38,445
28,410		Allianz AG.	4,705
1,543,100		AMP Ltd	6,873
13,380		Arthur J. Gallagher & Co	630
93,722		Aspen Insurance Holdings Ltd	4,102
421,903		Assicurazioni Generali S.p.A.	8,663
382,023		AXA S.A.	8,803
30,787		Axis Capital Holdings Ltd	1,573
760,759	*	Berkshire Hathaway, Inc (Class B)	114,228
297,104		Chubb Corp	30,741
280,593		CNP Assurances	4,974
102,203		Delta Lloyd NV	2,248
4,146	*	eHealth, Inc	103
2,400		Employers Holdings, Inc	56
279,246		Hartford Financial Services Group, Inc	11,642
588,027		Insurance Australia Group Ltd	2,986
1,916		Kemper Corp	69
151,625		Marsh & McLennan Cos, Inc	8,679
75,286		Muenchener Rueckver AG.	14,992
2,849,807		Old Mutual plc	8,399
15,856		PartnerRe Ltd	1,810
43,066		Platinum Underwriters Holdings Ltd	3,162
246,415		Principal Financial Group	12,799
427,906		Progressive Corp	11,549
477,529		Prudential Financial, Inc	43,197
882,978		Prudential plc	20,414
556,117	*	RSA Insurance Group plc	3,755
1,244,153		Standard Life plc	7,707
13,455		Stewart Information Services Corp	498
169,853		Swiss Re Ltd	14,229
177,900		T&D Holdings, Inc	2,133
402,668		Travelers Cos, Inc	42,622
800		TrygVesta AS	89
10,000		Willis Group Holdings plc	448
15,603		Zurich Financial Services AG.	4,876
		TOTAL INSURANCE	482,063

MATERIALS - 3.3%
59,658		Agnico-Eagle Mines Ltd	1,485
23,600	e	Agrium, Inc	2,234
106,029		Air Liquide	13,120
286,231		Air Products & Chemicals, Inc	41,283
23,600		Akzo Nobel NV	1,633
500	e	Albemarle Corp	30
92,400		Amcor Ltd	1,017
4,437		Aptargroup, Inc	297
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
232,000		Asahi Kasei Corp	$2,116
176,082		Avery Dennison Corp	9,135
63,073		Ball Corp	4,300
201,130		BASF AG.	16,871
491,599		Boliden AB	7,858
19,645		Boral Ltd	84
8,161		Carpenter Technology Corp	402
44,916		Celanese Corp (Series A)	2,693
31,719	*	Century Aluminum Co	774
2,372	*	Clearwater Paper Corp	163
131,361		Commercial Metals Co	2,140
14,183		Compass Minerals International, Inc	1,231
295,427		CRH plc	7,104
11,234		Domtar Corp	452
9,400		DSM NV	573
36,695		Eastman Chemical Co	2,784
347,282		Ecolab, Inc	36,298
5,690	*	Ferro Corp	74
646,464	e	Fletcher Building Ltd	4,165
33,738	*,e	Flotek Industries, Inc	632
1,077,618	e	Fortescue Metals Group Ltd	2,366
28,700		Franco-Nevada Corp	1,413
2,179		Givaudan S.A.	3,909
2,623		Globe Specialty Metals, Inc	45
67,901		H.B. Fuller Co	3,024
48,214		HeidelbergCement AG.	3,403
50,000		Hitachi Metals Ltd	850
38,897		Holcim Ltd	2,781
4,713	*,e	Horsehead Holding Corp	75
900		Imerys S.A.	66
23,190		Innophos Holdings, Inc	1,355
9,797		International Flavors & Fragrances, Inc	993
257,210		International Paper Co	13,781
122,500		JFE Holdings, Inc	2,732
14,804		Johnson Matthey plc	779
48,900		JSR Corp	839
77,699		K&S AG.	2,144
18,000		Kaneka Corp	96
385,700	*	Kinross Gold Corp	1,082
643,000		Kobe Steel Ltd	1,108
7,764	*	Kraton Polymers LLC	161
58,000		Kuraray Co Ltd	659
15,164		Lafarge S.A.	1,064
46,374		Linde AG.	8,542
173,029	*	Louisiana-Pacific Corp	2,865
390,170		LyondellBasell Industries AF S.C.A	30,976
212,757		MeadWestvaco Corp	9,444
38,519		Minerals Technologies, Inc	2,675
1,928,000	e	Mitsubishi Materials Corp	6,396
120,960		Mitsui Chemicals, Inc	343
113,537		Mosaic Co	5,183
2,100		Myers Industries, Inc	37
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,220		Neenah Paper, Inc	$134
360,702	*	Newcrest Mining Ltd	3,174
3,308,000		Nippon Steel Corp	8,206
31,500		Nitto Denko Corp	1,760
1,173,368		Norsk Hydro ASA	6,610
550,230		Nucor Corp	26,989
53,242		Orica Ltd	816
22,724	*	Owens-Illinois, Inc	613
11,843		PolyOne Corp	449
134,800		Potash Corp of Saskatchewan	4,765
314,170		Praxair, Inc	40,704
1,380		Quaker Chemical Corp	127
9,992		Reliance Steel & Aluminum Co	612
34,167	*	Resolute Forest Products	602
34,640		Rexam plc	244
13,246		Rock-Tenn Co (Class A)	808
15,925		Rockwood Holdings, Inc	1,255
115,844		Royal Gold, Inc	7,263
6,424	*	RTI International Metals, Inc	162
850		Schnitzer Steel Industries, Inc (Class A)	19
18,931		Sealed Air Corp	803
17,916		Sherwin-Williams Co	4,713
92,200		Shin-Etsu Chemical Co Ltd	6,002
209,172		Sigma-Aldrich Corp	28,713
247,000		Silver Wheaton Corp	5,024
1,200		Stepan Co	48
74,982	*	Stillwater Mining Co	1,105
334,517		Stora Enso Oyj (R Shares)	2,991
360,000		Sumitomo Chemical Co Ltd	1,417
743,000		Sumitomo Metal Mining Co Ltd	11,082
31,920	e	Taiyo Nippon Sanso Corp	351
855,700		Teck Cominco Ltd	11,696
74,000		Teijin Ltd	197
305,000		Toray Industries, Inc	2,437
117,300		Toyo Seikan Kaisha Ltd	1,457
15,649		Umicore	630
198,855		UPM-Kymmene Oyj	3,259
8,180	e	US Silica Holdings Inc	210
60,125		Valspar Corp	5,200
4,790		Wausau Paper Corp	54
278,810		Worthington Industries, Inc	8,389
		TOTAL MATERIALS	473,224

MEDIA - 1.8%
185,416	e	Cablevision Systems Corp (Class A)	3,827
19,805		Cinemark Holdings, Inc	705
114,560		Clear Channel Outdoor Holdings, Inc (Class A)	1,213
283,810	*	DIRECTV	24,606
305,579	*	Discovery Communications, Inc (Class A)	10,527
502,550	*	Discovery Communications, Inc (Class C)	16,946
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,168
11,620	*	Entercom Communications Corp (Class A)	141
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
337,940		ITV plc	$1,127
1,900		JC Decaux S.A.	65
10,069		John Wiley & Sons, Inc (Class A)	597
266,369	*	Journal Communications, Inc (Class A)	3,045
15,813		Lagardere S.C.A.	412
535,024	*	Liberty Global plc	25,847
447,867	*	Liberty Global plc (Class A)	22,485
417,709	*	McClatchy Co (Class A)	1,387
228,929		New York Times Co (Class A)	3,026
551,411		Pearson plc	10,184
18,429		ProSiebenSat. Media AG.	770
1,550		Scholastic Corp	56
15,051	e	Scripps Networks Interactive (Class A)	1,133
60,413	e	Sinclair Broadcast Group, Inc (Class A)	1,653
1,067,000	e	Singapore Press Holdings Ltd	3,387
298,216		Time Warner Cable, Inc	45,347
654,009		Time Warner, Inc	55,865
46,200		Wolters Kluwer NV	1,410
683,960		WPP plc	14,221
		TOTAL MEDIA	251,150

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
1,969	*	Acorda Therapeutics, Inc	81
68,628		Actelion Ltd	7,901
68,836	*,e	Affymetrix, Inc	679
375,014		Agilent Technologies, Inc	15,353
133,847	*	Akorn, Inc	4,845
119,101	*	Alexion Pharmaceuticals, Inc	22,037
417,789		Amgen, Inc	66,550
50,171	*	Aratana Therapeutics, Inc	894
871,400	*	Astellas Pharma, Inc	12,132
65,071	*,e	Auxilium Pharmaceuticals, Inc	2,237
92,661	*	AVANIR Pharmaceuticals, Inc	1,571
162,983	*	Biogen Idec, Inc	55,325
2,368		Bio-Techne Corp	219
23,482	*	Bluebird Bio, Inc	2,154
1,041,385		Bristol-Myers Squibb Co	61,473
69,150	*	Cambrex Corp	1,495
57,720	*	Cepheid, Inc	3,125
180,400		Chugai Pharmaceutical Co Ltd	4,429
19,300		Dainippon Sumitomo Pharma Co Ltd	187
179,390	*	Depomed, Inc	2,890
49,400		Eisai Co Ltd	1,910
206,387	*,e	Endo International plc	14,885
4,519	*	Fluidigm Corp	152
763,841	*	Gilead Sciences, Inc	72,000
963,615		GlaxoSmithKline plc	20,673
3,597	*	Hyperion Therapeutics, Inc	86
4,270	*,e	Immunogen, Inc	26
57,898	*,e	Immunomedics, Inc	278
13,244	*	Ironwood Pharmaceuticals, Inc	203
1,152,080		Johnson & Johnson	120,473
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
633,295	*,e	MannKind Corp	$3,303
1,428,994		Merck & Co, Inc	81,152
47,883		Merck KGaA	4,506
2,234	*	Mettler-Toledo International, Inc	676
28,031	*,e	MiMedx Group, Inc	323
2,769	*	Momenta Pharmaceuticals, Inc	33
243,310	*	Nektar Therapeutics	3,771
444,031		Novartis AG.	41,181
455,725		Novo Nordisk AS	19,277
200,087	*,e	Opko Health, Inc	1,999
739,894	*,e	Orexigen Therapeutics, Inc	4,484
12,565		PerkinElmer, Inc	550
14,463	*	Prestige Brands Holdings, Inc	502
137,001		Roche Holding AG.	37,119
123,194	*,e	Sangamo Biosciences, Inc	1,874
120,198	*,e	Sarepta Therapeutics, Inc	1,739
232,800		Takeda Pharmaceutical Co Ltd	9,637
143,197		Thermo Electron Corp	17,941
16,960	*	United Therapeutics Corp	2,196
60,362	*	Valeant Pharmaceuticals International, Inc	8,642
165,453	*	Vertex Pharmaceuticals, Inc	19,656
351,038	*,e	Vivus, Inc	1,011
61,330	*	Waters Corp	6,913
168,818	*	Xenoport, Inc	1,481
271,787		Zoetis Inc	11,695
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	777,924

REAL ESTATE - 2.5%
64,700		Aeon Mall Co Ltd	1,147
19,852		American Campus Communities, Inc	821
445,452		American Tower Corp	44,033
1,501,292		Annaly Capital Management, Inc	16,229
1,000		AvalonBay Communities, Inc	163
120,047		Boston Properties, Inc	15,449
248,240		British Land Co plc	2,993
2,125,000		CapitaLand Ltd	5,283
3,498,000		CapitaMall Trust	5,371
195,955	*	CBRE Group, Inc	6,711
151,000	e	City Developments Ltd	1,165
342,498		Crown Castle International Corp	26,955
207,000		Daiwa House Industry Co Ltd	3,910
366,699		Dexus Property Group	2,076
5,728	e	Digital Realty Trust, Inc	380
22,121		Douglas Emmett, Inc	628
165,551		Duke Realty Corp	3,344
129,435		Equity Residential	9,299
300,754		First Industrial Realty Trust, Inc	6,183
2,732	*	Forest City Enterprises, Inc (Class A)	58
15,042		Gecina S.A.	1,878
435,396		GPT Group (ASE)	1,541
533,654		HCP, Inc	23,497
100,086		Health Care REIT, Inc	7,573
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
12,227		Healthcare Realty Trust, Inc	$334
736,502		Host Marriott Corp	17,507
16,556		Invesco Mortgage Capital, Inc	256
131,455		Iron Mountain, Inc	5,082
82,000		Keppel Land Ltd	211
291,636		Land Securities Group plc	5,242
59,200		Lend Lease Corp Ltd	788
381,212		Liberty International plc	1,971
37,196	e	Liberty Property Trust	1,400
54,403		Macerich Co	4,538
164,124	e	Macquarie Goodman Group	758
24,518		Mid-America Apartment Communities, Inc	1,831
727,767		Mirvac Group	1,053
305,810		Mitsui Fudosan Co Ltd	8,200
199,171	e	Novion Property Group	342
514,236		Prologis, Inc	22,128
92,736	e	Ryman Hospitality Properties	4,891
623,984		Segro plc	3,575
261,392		Simon Property Group, Inc	47,602
1,159,085	e	Stockland Trust Group	3,874
289,000		Swire Pacific Ltd (Class A)	3,751
385,600		Swire Properties Ltd	1,135
35,276		Unibail-Rodamco	9,050
96,747		Ventas, Inc	6,937
142,947		Vornado Realty Trust	16,826
14,386		Weyerhaeuser Co	516
		TOTAL REAL ESTATE	356,485

RETAILING - 2.3%
22,740	*	1-800-FLOWERS.COM, Inc (Class A)	187
127,624	e	American Eagle Outfitters, Inc	1,771
32,439	*	Ann Taylor Stores Corp	1,183
39,356	*	AutoZone, Inc	24,366
19,109	*	Barnes & Noble, Inc	444
200,028	*	Bed Bath & Beyond, Inc	15,236
132,772		Best Buy Co, Inc	5,175
10,162		Big 5 Sporting Goods Corp	149
810	*	Blue Nile, Inc	29
7,961	*,e	Cabela’s, Inc	420
7,000		Canadian Tire Corp Ltd	739
81,708	*	Carmax, Inc	5,440
12,500		Fast Retailing Co Ltd	4,549
512,825		Gap, Inc	21,595
243,170		Genuine Parts Co	25,915
23,293		GNC Holdings, Inc	1,094
2,200		Haverty Furniture Cos, Inc	48
197,899		Hennes & Mauritz AB (B Shares)	8,222
26,410		HSN, Inc	2,007
275,331		Inditex S.A.	7,854
50,000	e	Jardine Cycle & Carriage Ltd	1,602
417,700		Kingfisher plc	2,208
234,875		Kohl’s Corp	14,337
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,891,620		Li & Fung Ltd	$2,707
759,905	*	Liberty Interactive Corp	22,356
805,564		Lowe’s Companies, Inc	55,423
203,285		Macy’s, Inc	13,366
210,991		Marks & Spencer Group plc	1,562
20,185	*	NetFlix, Inc	6,895
6,625		Next plc	703
66,728		Nordstrom, Inc	5,298
2,000		Nutri/System, Inc	39
217,335	*	Office Depot, Inc	1,864
110,163	*	Orbitz Worldwide, Inc	907
8,683	*,e	Outerwall, Inc	653
35,119		Pier 1 Imports, Inc	541
21,862		PPR	4,201
49,713	*	Shutterfly, Inc	2,073
567,973		Staples, Inc	10,292
3,300		Stein Mart, Inc	48
16,714		Tiffany & Co	1,786
696,291		TJX Companies, Inc	47,752
105,864	*	TripAdvisor, Inc	7,904
111,000	e	Yamada Denki Co Ltd	372
		TOTAL RETAILING	331,312

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
66,931	*,e	Advanced Micro Devices, Inc	179
1,562,488		Applied Materials, Inc	38,937
86,696		ASML Holding NV	9,367
15,582	*	Cirrus Logic, Inc	367
5,894	*,e	Freescale Semiconductor Holdings Ltd	149
2,377,606		Intel Corp	86,284
6,138	*	International Rectifier Corp	245
21,682		Lam Research Corp	1,720
541,931	*	ON Semiconductor Corp	5,490
266,513		STMicroelectronics NV	1,989
97,663	*,e	SunPower Corp	2,523
40,230		Teradyne, Inc	796
877,220		Texas Instruments, Inc	46,900
25,200		Tokyo Electron Ltd	1,911
41,101	*	Triquint Semiconductor, Inc	1,132
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	197,989

SOFTWARE & SERVICES - 5.0%
562,794		Accenture plc	50,263
14,474	*	Actua Corp	267
529,300	*	Adobe Systems, Inc	38,480
1,660		Advent Software, Inc	51
7,095		Amadeus IT Holding S.A.	283
86,986	*,e	Angie’s List, Inc	542
234,202	*	AOL, Inc	10,813
1,856	*	Aspen Technology, Inc	65
12,878		Atos Origin S.A.	1,023
201,046	*	Autodesk, Inc	12,075
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
128,405		Broadridge Financial Solutions, Inc	$5,930
485,524		CA, Inc	14,784
24,502	*	Cadence Design Systems, Inc	465
37,120		Cap Gemini S.A.	2,655
24,400	*	CGI Group, Inc	930
762,378	*	Cognizant Technology Solutions Corp (Class A)	40,147
14,644	*	comScore, Inc	680
20,058		Convergys Corp	409
2,100		EPIQ Systems, Inc	36
6,214	e	Factset Research Systems, Inc	875
5,718		Fair Isaac Corp	413
30,365	*	Fortinet, Inc	931
592,000		Fujitsu Ltd	3,156
244,895	*,e	Glu Mobile, Inc	955
143,147	*	Google, Inc	75,353
141,845	*	Google, Inc (Class A)	75,271
50,701	*	HomeAway, Inc	1,510
8,867	*	Infoblox, Inc	179
91,530	*	Informatica Corp	3,491
471,868		International Business Machines Corp	75,707
409,298		Intuit, Inc	37,733
16,036	e	j2 Global, Inc	994
52,506	*,e	Liquidity Services, Inc	429
17,866	*,e	Marketo, Inc	585
1,000		MAXIMUS, Inc	55
39,456	e	Mercadolibre, Inc	5,037
379,246	*	Monster Worldwide, Inc	1,752
3,035	*,e	NetSuite, Inc	331
19,743	*,e	NeuStar, Inc (Class A)	549
10,700		Nomura Research Institute Ltd	327
20,400		NTT Data Corp	760
8,900		Open Text Corp	518
1,707,742		Oracle Corp	76,797
62,365	*	Rackspace Hosting, Inc	2,919
53,937	*,e	Rally Software Development Corp	613
7,887	*	Rovi Corp	178
659,020	*	Salesforce.com, Inc	39,087
253,087		SAP AG.	17,673
10,057	*	Seachange International, Inc	64
229,842	*,e	ServiceSource International LLC	1,076
5,854	*	SolarWinds, Inc	292
2,000	*	SPS Commerce, Inc	113
15,370	*	Stamps.com, Inc	738
976,463		Symantec Corp	25,051
12,936	*	Syntel, Inc	582
4,529	*	Tangoe, Inc	59
20,999	*,e	Teradata Corp	917
6,527	*	Ultimate Software Group, Inc	958
16,010	*	Unisys Corp	472
1,170	*,e	Vasco Data Security International	33
10,258	*	Workday, Inc	837
2,521,433		Xerox Corp	34,947
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
946,293	*	Yahoo!, Inc	$47,797
		TOTAL SOFTWARE & SERVICES	718,012

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
8,103		Adtran, Inc	177
116,347	*	Aruba Networks, Inc	2,115
4,234		Belden CDT, Inc	334
2,571	*	Benchmark Electronics, Inc	65
3,306		Black Box Corp	79
3,303	*	Calix Networks, Inc	33
445,100	e	Canon, Inc	14,147
14,572	*	Checkpoint Systems, Inc	200
2,737,065		Cisco Systems, Inc	76,131
53,700		Citizen Watch Co Ltd	413
9,600	*	Cognex Corp	397
909	*	Coherent, Inc	55
353,821		Corning, Inc	8,113
227,821	*,e	Cray, Inc	7,855
3,605	*	DTS, Inc	111
1,318	*	Electronics for Imaging, Inc	56
1,720,163		EMC Corp	51,158
1,358		FEI Co	123
103,068	*,e	Finisar Corp	2,001
90,753	*	Flextronics International Ltd	1,015
1,388,789		Hewlett-Packard Co	55,732
5,600		Hitachi High-Technologies Corp	161
59,600		Ibiden Co Ltd	880
166,234	*	Ingram Micro, Inc (Class A)	4,595
11,659	*	Insight Enterprises, Inc	302
7,090		InterDigital, Inc	375
5,000	*,e	InvenSense, Inc	81
30,066	*,e	IPG Photonics Corp	2,253
1,920	*	Itron, Inc	81
41,052		Jabil Circuit, Inc	896
10,800		Keyence Corp	4,812
188,500		Konica Minolta Holdings, Inc	2,054
126,200		Kyocera Corp	5,775
54,381		Lexmark International, Inc (Class A)	2,244
195,721		Motorola, Inc	13,129
61,200		Murata Manufacturing Co Ltd	6,678
2,100		National Instruments Corp	65
287,000		NEC Corp	834
7,919	*	Netgear, Inc	282
45,500		Omron Corp	2,035
500	*	OSI Systems, Inc	35
1,774		Plantronics, Inc	94
1,420	*	Plexus Corp	59
53,913	*	QLogic Corp	718
935,539		Qualcomm, Inc	69,539
23,440	*,e	RealD, Inc	277
110,400		Ricoh Co Ltd	1,116
2,500	*	Rofin-Sinar Technologies, Inc	72
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,300	*	Scansource, Inc	$52
240,491		Seagate Technology, Inc	15,993
42,997	*,e	Silicon Graphics International Corp	489
61,142	*	Super Micro Computer, Inc	2,133
1,417		SYNNEX Corp	111
48,800		TDK Corp	2,874
5,429	*	Tech Data Corp	343
13,773	*,e	TTM Technologies, Inc	104
10,708	*,e	Universal Display Corp	297
2,708	*	Vishay Precision Group, Inc	46
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	362,194

TELECOMMUNICATION SERVICES - 1.6%
41,609		Belgacom S.A.	1,510
43,504	*	Boingo Wireless, Inc	334
1,953,964		BT Group plc	12,154
979,915		CenturyTel, Inc	38,785
161,417	*	Cincinnati Bell, Inc	515
2,650	e	Consolidated Communications Holdings, Inc	74
5,740		IDT Corp (Class B)	116
124,952	*,e	Iridium Communications, Inc	1,218
178,800		KDDI Corp	11,233
56,905	*	Level 3 Communications, Inc	2,810
137,300		Nippon Telegraph & Telephone Corp	7,014
532,600		NTT DoCoMo, Inc	7,756
86,400	e	Rogers Communications, Inc (Class B)	3,359
169,600		Softbank Corp	10,095
3,774,468	*,e	Sprint Corp	15,664
14,008		Swisscom AG.	7,350
699,891		TeliaSonera AB	4,500
20,600		TELUS Corp	743
1,866,422		Verizon Communications, Inc	87,311
5,891,045	*	Vodafone Group plc	20,198
266,368	*	Vonage Holdings Corp	1,015
		TOTAL TELECOMMUNICATION SERVICES	233,754

TRANSPORTATION - 1.9%
44,476		Abertis Infraestructuras S.A. (Continuous)	882
204,706		Alaska Air Group, Inc	12,233
773		Allegiant Travel Co	116
4,146		Arkansas Best Corp	192
575,682		Auckland International Airport Ltd	1,894
104,766		Autostrade S.p.A.	2,435
112,409	*	Avis Budget Group, Inc	7,456
203,700	e	Canadian National Railway Co	14,030
30,500		Central Japan Railway Co	4,571
1,081,361		CSX Corp	39,178
134,669		Deutsche Lufthansa AG.	2,232
465,498		Deutsche Post AG.	15,111
71,700		East Japan Railway Co	5,404
8,074	*	Echo Global Logistics, Inc	236
5		Expeditors International of Washington, Inc	0	^
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
5,413		Fraport AG. Frankfurt Airport Services Worldwide	$312
103,000		Mitsui OSK Lines Ltd	305
2,084,425		MTR Corp	8,528
189,985		Norfolk Southern Corp	20,824
413,000		Singapore Airlines Ltd	3,603
756,899		Southwest Airlines Co	32,032
228,000		Tokyu Corp	1,413
128,533		Transurban Group	896
390,345		Union Pacific Corp	46,502
510,592		United Parcel Service, Inc (Class B)	56,763
		TOTAL TRANSPORTATION	277,148

UTILITIES - 2.3%
35,914		AGL Energy Ltd	392
8,000		American States Water Co	301
13,544		American Water Works Co, Inc	722
85,880	*	Calpine Corp	1,901
255,104		Centerpoint Energy, Inc	5,977
1,121,628		Centrica plc	4,858
861		Chesapeake Utilities Corp	43
333,075		Cleco Corp	18,166
1,080,500		CLP Holdings Ltd	9,356
455,602		Consolidated Edison, Inc	30,074
558,814		Duke Energy Corp	46,683
28,688		Enel Green Power S.p.A	60
714,259		Energias de Portugal S.A.	2,770
3,118,709		Hong Kong & China Gas Ltd	7,106
1,188,253		Iberdrola S.A.	8,010
7,771		Integrys Energy Group, Inc	605
14,435		MDU Resources Group, Inc	339
93,713		MGE Energy, Inc	4,274
1,208,829		National Grid plc	17,152
11,280		New Jersey Resources Corp	690
443,338		NextEra Energy, Inc	47,122
479,656		NiSource, Inc	20,347
334,247		Northeast Utilities	17,889
1,420	e	Ormat Technologies, Inc	39
51,000		Osaka Gas Co Ltd	190
732,871		Pepco Holdings, Inc	19,736
200,122		Piedmont Natural Gas Co, Inc	7,887
31,789		Public Service Enterprise Group, Inc	1,316
4,634	e	Red Electrica de Espana	409
455,571		Scottish & Southern Energy plc	11,511
253,916		Sempra Energy	28,276
27,089		SJW Corp	870
533,038		Snam Rete Gas S.p.A.	2,638
46,662		South Jersey Industries, Inc	2,750
50,626		Suez Environnement S.A.	882
90,839		TECO Energy, Inc	1,861
658,790		Tokyo Gas Co Ltd	3,555
1,494		Unitil Corp	55
27,296		WGL Holdings, Inc	1,491
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
46,752	e	Wisconsin Energy Corp	$2,466
107,597		Xcel Energy, Inc	3,865
		TOTAL UTILITIES	334,634
		TOTAL COMMON STOCKS	8,560,917
		(Cost $5,623,561)

PREFERRED STOCKS - 0.1%
BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp	921
740,991	*	Federal National Mortgage Association	2,867
14,500	*,e	M&T Bank Corp	15,189
		TOTAL BANKS	18,977
		TOTAL PREFERRED STOCKS	18,977
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
1,782,941		Banco Bilbao Vizcaya Argentaria S.A.	170
		TOTAL BANKS	170

ENERGY - 0.0%
664,476		Repsol S.A.	367
		TOTAL ENERGY	367

		TOTAL RIGHTS / WARRANTS	537
		(Cost $558)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 7.2%
GOVERNMENT AGENCY DEBT - 0.4%
$6,000,000		Federal Home Loan Bank (FHLB)	0.070%	01/09/15	6,000
50,000,000	w	FHLB	0.103	01/21/15	49,997
		TOTAL GOVERNMENT AGENCY DEBT			55,997

TREASURY DEBT - 4.6%
39,000,000	w	United States Treasury Bill	0.050	01/15/15	38,999
18,500,000	w	United States Treasury Bill	0.060-0.080	04/02/15	18,498
19,900,000	w	United States Treasury Bill	0.050	04/23/15	19,898
14,200,000	w	United States Treasury Bill	0.090	04/30/15	14,198
68,300,000	w	United States Treasury Bill	0.081-0.096	05/28/15	68,282
72,400,000	w	United States Treasury Bill	0.096-0.141	06/25/15	72,369
84,000,000	w	United States Treasury Bill	0.073-0.116	07/23/15	83,947
56,000,000	w	United States Treasury Bill	0.083-0.106	08/20/15	55,944
139,000,000	w	United States Treasury Bill	0.080-0.093	09/17/15	138,831
69,000,000	w	United States Treasury Bill	0.091-0.098	10/15/15	68,903
91,000,000	w	United States Treasury Bill	0.138-0.140	11/12/15	90,861
		TOTAL TREASURY DEBT			670,730
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
TREASURY DEBT - 2.2%
$5,000,000	United States Treasury Bill	0.095%	01/08/15	$5,000
4,400,000	United States Treasury Bill	0.030	03/26/15	4,400
9,000,000	United States Treasury Bill	0.040	05/28/15	8,999
54,000,000	United States Treasury Bill	0.090-0.101	06/25/15	53,974
11,000,000	United States Treasury Bill	0.080-0.081	07/23/15	10,992
55,000,000	United States Treasury Bill	0.088-0.103	08/20/15	54,956
23,000,000	United States Treasury Bill	0.090-0.093	09/17/15	22,985
94,000,000	United States Treasury Bill	0.094-0.096	10/15/15	93,929
29,000,000	United States Treasury Bill	0.121	11/12/15	28,969
30,000,000	United States Treasury Bill	0.190	12/10/15	29,946
	TOTAL TREASURY DEBT			314,150

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			314,150

	TOTAL SHORT-TERM INVESTMENTS			1,040,877
	(Cost $1,041,047)
	TOTAL INVESTMENTS - 106.4%			15,279,598
	(Cost $12,240,205)
	OTHER ASSETS & LIABILITIES, NET - (6.4)%			(921,118)
	NET ASSETS - 100.0%			$14,358,480

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $319,845,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2014 the aggregate value of these securities was $597,715,000, or 4.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
396

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 99.9%

ASSET BACKED - 0.4%
$11,863,078		GE Equipment Midticket LLC	0.200%	09/22/15	$11,863
2,600,450		Honda Auto Receivables Owner Trust	0.180	05/18/15	2,600
7,518,972		Honda Auto Receivables Owner Trust	0.190	08/17/15	7,519
25,755,737		John Deere Owner Trust	0.210	09/24/15	25,756
2,278,711		Nissan Auto Lease Trust	0.180	06/15/15	2,279
		TOTAL ASSET BACKED			50,017

CERTIFICATE OF DEPOSIT - 4.1%
25,000,000		Banco Del Estado De Chile/New York	0.200	01/06/15	25,000
50,000,000		Banco Del Estado De Chile/New York	0.200	01/07/15	50,000
25,000,000		Banco Del Estado De Chile/New York	0.200	03/17/15	25,000
22,000,000		Banco Del Estado De Chile/New York	0.200	03/19/15	22,000
36,000,000		Banco Del Estado De Chile/New York	0.200	04/08/15	36,000
25,000,000		Bank of Montreal	0.170	02/11/15	25,000
50,000,000		Canadian Imperial Bank of Commerce	0.170	02/19/15	50,000
50,000,000		Korea Development Bank	0.210	01/26/15	50,000
25,000,000		Korea Development Bank	0.200	02/04/15	25,000
46,000,000		Toronto-Dominion Bank	0.125	01/27/15	46,000
50,000,000		Toronto-Dominion Bank	0.150	02/03/15	50,000
30,000,000		Toronto-Dominion Bank	0.140	03/02/15	30,000
30,000,000		Wells Fargo Bank NA	0.150	03/11/15	30,000
		TOTAL CERTIFICATE OF DEPOSIT			464,000

COMMERCIAL PAPER - 33.8%
25,000,000		American Honda Finance Corp	0.120	01/07/15	25,000
59,000,000		American Honda Finance Corp	0.125	01/08/15	58,999
20,000,000		American Honda Finance Corp	0.120	01/09/15	19,999
40,000,000		American Honda Finance Corp	0.095-0.120	01/12/15	39,999
20,000,000		American Honda Finance Corp	0.105-0.125	01/21/15	19,999
10,000,000		American Honda Finance Corp	0.105	01/22/15	9,999
25,000,000	y	Apple, Inc	0.080	01/15/15	24,999
25,000,000	y	Apple, Inc	0.080	01/20/15	24,999
6,500,000	y	Apple, Inc	0.090	02/06/15	6,499
20,000,000	y	Apple, Inc	0.090	02/09/15	19,998
5,525,000	y	Apple, Inc	0.110	03/09/15	5,524
56,000,000	y	Australia & New Zealand Banking Group Ltd	0.130-0.135	01/20/15	55,996
30,000,000	y	Australia & New Zealand Banking Group Ltd	0.175	03/16/15	29,989
30,000,000	y	Australia & New Zealand Banking Group Ltd	0.200	04/27/15	29,981
25,000,000	y	Australia & New Zealand Banking Group Ltd	0.215	05/22/15	24,979
10,000,000	y	Bank of Nova Scotia	0.220	04/02/15	9,994
30,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.160-0.200	01/05/15	29,999
29,050,000	y	Bedford Row Funding Corp	0.190	01/05/15	29,049
15,000,000	y	Bedford Row Funding Corp	0.210	01/26/15	14,998
7,000,000	y	Bedford Row Funding Corp	0.175	02/17/15	6,998
25,000,000	y	Bedford Row Funding Corp	0.160	02/19/15	24,995
397

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$20,000,000	y	Bedford Row Funding Corp	0.260%	06/23/15	$19,975
30,750,000	y	Bedford Row Funding Corp	0.260	08/03/15	30,703
15,000,000	y	Coca-Cola Co	0.085	01/08/15	15,000
10,000,000	y	Coca-Cola Co	0.105	01/13/15	10,000
25,000,000	y	Coca-Cola Co	0.090-0.105	01/27/15	24,998
25,000,000	y	Coca-Cola Co	0.130	02/12/15	24,996
25,310,000	y	Coca-Cola Co	0.105-0.130	02/20/15	25,306
47,700,000	y	Coca-Cola Co	0.115-0.125	02/23/15	47,691
25,000,000	y	Coca-Cola Co	0.115	02/27/15	24,995
27,500,000	y	Coca-Cola Co	0.130	03/26/15	27,492
30,000,000	y	Commonwealth Bank of Australia	0.150	02/09/15	29,995
17,000,000	y	Commonwealth Bank of Australia	0.150	02/17/15	16,997
50,000,000	y	Commonwealth Bank of Australia	0.160	03/03/15	49,986
45,000,000	y	Commonwealth Bank of Australia	0.160	03/04/15	44,988
30,000,000	y	Commonwealth Bank of Australia	0.165	03/05/15	29,991
14,000,000	y	Emerson Electric Co	0.150	03/02/15	13,997
35,000,000		Exxon Mobil Corp	0.085	01/02/15	35,000
88,150,000		Exxon Mobil Corp	0.080-0.085	01/06/15	88,149
30,000,000		Exxon Mobil Corp	0.080-0.095	01/22/15	29,998
20,000,000		Exxon Mobil Corp	0.095	01/27/15	19,999
20,000,000		Exxon Mobil Corp	0.095	01/29/15	19,998
34,225,000		Exxon Mobil Corp	0.105	02/12/15	34,221
20,000,000		Exxon Mobil Corp	0.105	02/23/15	19,997
26,300,000	y	Fairway Finance LLC	0.150-0.155	01/09/15	26,299
15,000,000	y	Fairway Finance LLC	0.150	01/14/15	14,999
25,000,000	y	Fairway Finance LLC	0.170	02/09/15	24,995
34,700,000	y	Fairway Finance LLC	0.180	03/03/15	34,690
26,750,000	y	Fairway Finance LLC	0.175	03/04/15	26,742
25,000,000		General Electric Capital Corp	0.110	02/26/15	24,996
15,000,000		General Electric Capital Corp	0.160	03/18/15	14,995
30,000,000		General Electric Capital Corp	0.180	04/17/15	29,984
19,155,000		General Electric Capital Corp	0.180	05/04/15	19,143
10,000,000		Intel Corp	0.140	01/12/15	10,000
17,310,000	y	Jupiter Securitization Co LLC	0.200	04/28/15	17,299
20,000,000	y	Jupiter Securitization Co LLC	0.260	06/09/15	19,977
25,000,000		Korea Development Bank	0.190	01/13/15	24,998
19,070,000		Korea Development Bank	0.310	05/21/15	19,047
25,000,000	y	Liberty Street Funding LLC	0.170	01/13/15	24,999
46,000,000	y	Liberty Street Funding LLC	0.170	01/21/15	45,996
20,000,000	y	Liberty Street Funding LLC	0.170	02/18/15	19,995
20,000,000	y	Liberty Street Funding LLC	0.190	02/24/15	19,994
30,000,000	y	Microsoft Corp	0.075	01/02/15	30,000
15,000,000	y	Microsoft Corp	0.085	01/07/15	15,000
30,000,000	y	Microsoft Corp	0.090	01/14/15	29,999
75,000,000	y	Microsoft Corp	0.095-0.110	02/02/15	74,993
45,000,000	y	Microsoft Corp	0.095	02/03/15	44,996
16,850,000	y	Microsoft Corp	0.095	02/09/15	16,848
25,885,000	y	Microsoft Corp	0.100	02/18/15	25,882
25,000,000	y	National Australia Bank Ltd	0.135	02/10/15	24,996
40,000,000	y	National Australia Bank Ltd	0.135	02/18/15	39,993
25,000,000	y	National Australia Bank Ltd	0.140	03/02/15	24,994
40,000,000	y	National Australia Bank Ltd	0.170	03/18/15	39,985
25,000,000	y	National Australia Bank Ltd	0.175	03/27/15	24,990
398

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$20,000,000	y	National Australia Bank Ltd	0.190%	03/30/15	$19,991
40,000,000	y	National Australia Funding Delaware, Inc	0.120-0.130	02/10/15	39,994
7,300,000	y	Nestle Capital Corp	0.100	01/26/15	7,300
20,000,000	y	Nestle Capital Corp	0.150	02/23/15	19,996
30,000,000	y	Old Line Funding LLC	0.150	01/13/15	29,998
7,870,000	y	Old Line Funding LLC	0.170	02/04/15	7,869
12,200,000	y	Old Line Funding LLC	0.140	02/05/15	12,198
13,146,000	y	Old Line Funding LLC	0.170	02/23/15	13,143
22,300,000	y	Old Line Funding LLC	0.160	03/16/15	22,293
47,800,000	y	Old Line Funding LLC	0.195	03/18/15	47,780
14,000,000	y	Old Line Funding LLC	0.190	04/10/15	13,993
1,000,000	y	Old Line Funding LLC	0.250	04/22/15	999
20,000,000	y	Old Line Funding LLC	0.200	04/27/15	19,987
25,000,000		PACCAR Financial Corp	0.130	01/12/15	24,999
11,900,000		PACCAR Financial Corp	0.095-0.110	01/13/15	11,900
12,000,000		PACCAR Financial Corp	0.100	01/15/15	12,000
19,200,000		PACCAR Financial Corp	0.115	01/16/15	19,199
17,350,000		PACCAR Financial Corp	0.115	01/22/15	17,349
9,104,000		PACCAR Financial Corp	0.115	01/23/15	9,103
5,300,000		PACCAR Financial Corp	0.130	01/29/15	5,300
5,000,000	y	Procter & Gamble Co	0.090	01/21/15	5,000
50,000,000	y	Procter & Gamble Co	0.080	01/27/15	49,997
20,000,000	y	Procter & Gamble Co	0.090	02/19/15	19,998
4,500,000	y	Procter & Gamble Co	0.100	03/02/15	4,499
20,000,000	y	Procter & Gamble Co	0.100	03/06/15	19,996
37,000,000	y	Procter & Gamble Co	0.110	03/10/15	36,992
12,000,000	y	Procter & Gamble Co	0.130	03/16/15	11,997
67,500,000	y	Procter & Gamble Co	0.130	03/17/15	67,482
16,290,000		Province of British Columbia	0.110	04/16/15	16,285
20,000,000		Province of Ontario Canada	0.100	01/06/15	20,000
20,000,000		Province of Ontario Canada	0.100	01/12/15	19,999
25,000,000		Province of Ontario Canada	0.095	01/13/15	24,999
20,000,000		Province of Ontario Canada	0.080	01/20/15	19,999
70,295,000		Province of Ontario Canada	0.080-0.100	02/03/15	70,289
50,000,000		Province of Ontario Canada	0.100	02/05/15	49,995
40,000,000		Province of Ontario Canada	0.100	02/10/15	39,996
50,000,000		Province of Ontario Canada	0.100	02/27/15	49,992
50,000,000	y	Province of Quebec Canada	0.050	01/05/15	50,000
25,000,000	y	Province of Quebec Canada	0.070	01/06/15	25,000
24,900,000	y	Province of Quebec Canada	0.080-0.100	01/20/15	24,899
20,000,000	y	Province of Quebec Canada	0.080	01/29/15	19,999
50,000,000	y	Province of Quebec Canada	0.075	01/30/15	49,997
25,000,000	y	Province of Quebec Canada	0.080	02/09/15	24,998
30,000,000	y	Province of Quebec Canada	0.100	03/30/15	29,992
25,000,000	y	PSP Capital, Inc	0.150	01/08/15	24,999
13,000,000	y	PSP Capital, Inc	0.140	01/13/15	12,999
32,000,000	y	PSP Capital, Inc	0.140-0.145	01/14/15	31,998
20,000,000	y	PSP Capital, Inc	0.140-0.180	01/15/15	19,999
40,000,000	y	PSP Capital, Inc	0.120-0.150	01/26/15	39,996
3,000,000	y	PSP Capital, Inc	0.160	02/05/15	3,000
20,400,000	y	PSP Capital, Inc	0.150-0.160	02/10/15	20,397
27,000,000	y	PSP Capital, Inc	0.150-0.160	02/19/15	26,994
20,900,000	y	PSP Capital, Inc	0.170-0.190	03/04/15	20,894
399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$30,000,000	y	PSP Capital, Inc	0.200%	03/19/15	$29,987
3,800,000	y	PSP Capital, Inc	0.250	04/23/15	3,797
40,000,000		Royal Bank of Canada	0.080	02/06/15	39,997
50,425,000		Shell International Finance BV	3.100	06/28/15	51,123
30,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170	01/05/15	29,999
50,000,000	y	Toronto-Dominion Holdings USA, Inc	0.130	01/08/15	49,999
20,000,000	y	Toronto-Dominion Holdings USA, Inc	0.135	01/12/15	19,999
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.160	01/13/15	24,999
34,500,000	y	Toronto-Dominion Holdings USA, Inc	0.140	01/29/15	34,496
15,000,000	y	Toronto-Dominion Holdings USA, Inc	0.210	06/01/15	14,987
30,000,000		Toyota Motor Credit Corp	0.110	01/13/15	29,999
30,000,000		Toyota Motor Credit Corp	0.120	01/22/15	29,998
40,000,000		Toyota Motor Credit Corp	0.120	01/27/15	39,996
30,000,000		Toyota Motor Credit Corp	0.110	01/29/15	29,997
4,500,000		Toyota Motor Credit Corp	0.160	02/23/15	4,499
50,000,000		Toyota Motor Credit Corp	0.150	02/25/15	49,989
1,470,000	y	United Overseas Bank Ltd	0.150	01/05/15	1,470
10,000,000	y	United Overseas Bank Ltd	0.210	03/03/15	9,996
360,000	y	United Overseas Bank Ltd	0.240	03/13/15	360
12,485,000	y	United Overseas Bank Ltd	0.240	05/12/15	12,474
1,180,000	y	Westpac Banking Corp	0.200	01/02/15	1,180
25,000,000	y	Westpac Banking Corp	0.225	05/20/15	24,978
16,850,000	y	Westpac Banking Corp	0.235	06/01/15	16,833
		TOTAL COMMERCIAL PAPER			3,869,507

GOVERNMENT AGENCY DEBT - 34.4%
10,000,000		Federal Farm Credit Bank (FFCB)	0.130	03/02/15	9,998
28,205,000		Federal Home Loan Bank (FHLB)	0.035-0.055	01/02/15	28,205
35,000,000		FHLB	0.045	01/06/15	35,000
103,475,000		FHLB	0.040-0.061	01/07/15	103,474
178,645,000		FHLB	0.025-0.058	01/09/15	178,643
11,735,000		FHLB	0.060	01/12/15	11,735
15,000,000		FHLB	0.100	01/13/15	14,999
128,560,000		FHLB	0.045-0.100	01/14/15	128,557
160,045,000		FHLB	0.050-0.070	01/16/15	160,041
5,000,000		FHLB	0.055	01/20/15	5,000
131,045,000		FHLB	0.050-0.100	01/21/15	131,040
180,465,000		FHLB	0.050-0.085	01/23/15	180,458
47,180,000		FHLB	0.055-0.062	01/26/15	47,178
9,785,000		FHLB	0.055-0.080	01/27/15	9,785
101,945,000		FHLB	0.062-0.100	01/28/15	101,940
5,300,000		FHLB	0.070-0.075	01/29/15	5,300
151,500,000		FHLB	0.055-0.080	01/30/15	151,491
148,315,000		FHLB	0.051-0.085	02/04/15	148,305
112,300,000		FHLB	0.075-0.080	02/06/15	112,291
159,622,000		FHLB	0.085-0.088	02/11/15	159,607
96,000,000		FHLB	0.077-0.095	02/13/15	95,990
10,000,000		FHLB	0.083	02/17/15	9,999
73,508,000		FHLB	0.060-0.104	02/18/15	73,500
154,325,000		FHLB	0.065-0.130	02/20/15	154,307
17,400,000		FHLB	0.100-0.130	02/23/15	17,397
1,251,000		FHLB	0.070	02/24/15	1,251
59,800,000		FHLB	0.080-0.100	02/25/15	59,792
400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$105,100,000	FHLB	0.090-0.105%	02/27/15	$105,083
17,800,000	FHLB	0.105	03/02/15	17,797
74,900,000	FHLB	0.075-0.108	03/04/15	74,887
97,679,000	FHLB	0.080-0.110	03/06/15	97,662
4,600,000	FHLB	0.150	03/09/15	4,599
9,000,000	FHLB	0.107	03/11/15	8,998
57,000,000	FHLB	0.107-0.115	03/13/15	56,988
10,050,000	FHLB	0.075	03/17/15	10,048
50,000,000	FHLB	0.128	03/18/15	49,986
82,300,000	FHLB	0.120-0.162	03/20/15	82,274
63,900,000	FHLB	0.115-0.130	03/25/15	63,882
4,000,000	FHLB	0.135	03/27/15	3,999
5,613,000	FHLB	0.150	04/22/15	5,610
3,600,000	FHLB	0.165	04/24/15	3,598
6,600,000	Federal Home Loan Mortgage Corp (FHLMC)	0.050	01/05/15	6,600
12,200,000	FHLMC	0.065	01/08/15	12,200
57,000,000	FHLMC	0.042-0.060	01/12/15	56,999
4,900,000	FHLMC	0.073	01/13/15	4,900
3,910,000	FHLMC	0.100	01/16/15	3,910
35,770,000	FHLMC	0.050-0.055	01/20/15	35,769
102,600,000	FHLMC	0.045-0.055	01/28/15	102,596
58,200,000	FHLMC	0.055-0.070	01/29/15	58,197
15,334,000	FHLMC	0.070-0.095	02/02/15	15,333
2,160,000	FHLMC	0.065	02/03/15	2,160
3,900,000	FHLMC	0.075-0.100	02/05/15	3,900
18,100,000	FHLMC	0.050-0.060	02/06/15	18,099
9,195,000	FHLMC	0.105	02/10/15	9,194
2,800,000	FHLMC	0.075	02/11/15	2,800
355,000	FHLMC	0.090	02/13/15	355
28,200,000	FHLMC	0.055-0.080	02/17/15	28,197
15,000,000	FHLMC	0.071	02/23/15	14,998
72,135,000	FHLMC	0.070-0.110	03/02/15	72,125
2,200,000	FHLMC	0.120	03/03/15	2,200
2,900,000	FHLMC	0.120	03/06/15	2,899
82,085,000	FHLMC	0.085-0.100	03/09/15	82,072
3,700,000	FHLMC	0.150	03/19/15	3,699
2,495,000	FHLMC	0.135	03/23/15	2,494
4,994,000	FHLMC	0.130	05/11/15	4,992
59,380,000	Federal National Mortgage Association (FNMA)	0.045-0.070	01/05/15	59,380
12,280,000	FNMA	0.090	01/07/15	12,280
36,900,000	FNMA	0.040-0.060	01/12/15	36,899
20,000,000	FNMA	0.055	01/15/15	19,999
30,161,000	FNMA	0.055-0.065	01/20/15	30,160
90,100,000	FNMA	0.045-0.055	01/22/15	90,097
10,000,000	FNMA	0.050	01/28/15	10,000
58,750,000	FNMA	0.060-0.070	02/02/15	58,747
4,000,000	FNMA	0.065	02/04/15	4,000
18,255,000	FNMA	0.055-0.080	02/09/15	18,254
30,015,000	FNMA	0.055-0.090	02/11/15	30,013
3,730,000	FNMA	0.090	02/13/15	3,730
69,920,000	FNMA	0.073-0.090	02/17/15	69,913
15,000,000	FNMA	0.065-0.085	02/18/15	14,998
24,017,000	FNMA	0.071-0.130	02/25/15	24,014
401

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$53,400,000		FNMA	0.075-0.110%	02/26/15	$53,392
12,700,000		FNMA	0.085-0.125	03/02/15	12,698
39,500,000		FNMA	0.085-0.130	03/03/15	39,494
2,630,000		FNMA	0.090	03/04/15	2,629
7,000,000		FNMA	0.120	03/16/15	6,998
8,000,000		FNMA	0.150	04/13/15	7,997
7,475,000		FNMA	0.140	05/01/15	7,471
15,000,000		FNMA	0.115	05/13/15	14,994
46,000,000		FNMA	0.180	06/24/15	45,960
		TOTAL GOVERNMENT AGENCY DEBT			3,941,499

TREASURY DEBT - 16.2%
40,000,000		United States Treasury Bill	0.035-0.044	01/02/15	40,000
38,875,000		United States Treasury Bill	0.017-0.110	01/08/15	38,875
20,000,000		United States Treasury Bill	0.020	01/15/15	20,000
11,880,000		United States Treasury Bill	0.021-0.031	01/22/15	11,880
45,000,000		United States Treasury Bill	0.020-0.040	01/29/15	44,999
50,725,000		United States Treasury Bill	0.017-0.044	02/05/15	50,723
42,975,000		United States Treasury Bill	0.021-0.046	02/12/15	42,973
38,800,000		United States Treasury Bill	0.019-0.044	02/19/15	38,798
64,345,000		United States Treasury Bill	0.021-0.025	02/26/15	64,343
55,470,000		United States Treasury Bill	0.026-0.034	03/05/15	55,467
66,575,000		United States Treasury Bill	0.026-0.044	03/12/15	66,570
40,000,000		United States Treasury Bill	0.030-0.031	03/26/15	39,997
810,000		United States Treasury Bill	0.030	04/02/15	810
53,755,000		United States Treasury Bill	0.035-0.038	04/09/15	53,750
20,000,000		United States Treasury Bill	0.041	04/16/15	19,998
50,500,000		United States Treasury Bill	0.050	04/23/15	50,492
40,300,000		United States Treasury Bill	0.055-0.066	05/07/15	40,292
29,100,000		United States Treasury Bill	0.061-0.063	05/14/15	29,093
20,120,000		United States Treasury Bill	0.061-0.072	05/21/15	20,115
22,145,000		United States Treasury Bill	0.065-0.070	05/28/15	22,139
10,000,000		United States Treasury Bill	0.103	06/11/15	9,995
40,000,000		United States Treasury Bill	0.061-0.081	06/25/15	39,986
100,000,000		United States Treasury Note	0.250	01/15/15	100,004
32,300,000		United States Treasury Note	0.250	01/31/15	32,306
60,000,000		United States Treasury Note	0.250	02/15/15	60,015
40,000,000		United States Treasury Note	0.250	03/31/15	40,016
80,000,000		United States Treasury Note	0.375	04/15/15	80,073
77,435,000		United States Treasury Note	0.125	04/30/15	77,445
93,300,000		United States Treasury Note	0.250	05/15/15	93,361
100,000,000		United States Treasury Note	0.375	06/15/15	100,112
100,000,000		United States Treasury Note	0.375	06/30/15	100,137
140,000,000		United States Treasury Note	0.250	07/15/15	140,084
61,420,000		United States Treasury Note	0.250	07/31/15	61,471
83,610,000		United States Treasury Note	0.375	08/31/15	83,729
60,300,000		United States Treasury Note	0.250	09/30/15	60,349
21,660,000		United States Treasury Note	0.250	10/15/15	21,671
5,000,000		United States Treasury Note	0.250	12/15/15	4,999
		TOTAL TREASURY DEBT			1,857,067

VARIABLE RATE SECURITIES - 11.0%
10,000,000	i	Federal Farm Credit Bank (FFCB)	0.300	01/20/15	10,001
402

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$42,000,000	i	FFCB	0.121%	03/05/15	$41,997
35,000,000	i	FFCB	0.196	04/01/15	35,001
95,000,000	i	FFCB	0.180	04/13/15	95,000
94,500,000	i	FFCB	0.180	05/27/15	94,496
54,500,000	i	FFCB	0.200	08/10/15	54,508
50,000,000	i	FFCB	0.185	09/09/15	50,000
45,000,000	i	FFCB	0.250	09/21/15	45,021
65,000,000	i	FFCB	0.186	10/01/15	64,995
50,000,000	i	FFCB	0.171	11/04/15	49,996
70,000,000	i	FFCB	0.200	01/13/16	70,000
60,100,000	i	FFCB	0.250	02/01/16	60,146
20,000,000	i	FFCB	0.140	03/29/16	19,990
50,000,000	i	FFCB	0.136	04/21/16	49,987
36,000,000	i	FFCB	0.280	06/09/16	36,050
45,000,000	i	FFCB	0.170	06/23/16	44,986
150,000,000	i	FFCB	0.132	08/10/16	149,960
50,000,000	i	FFCB	0.147	08/24/16	49,975
10,000,000	i	FFCB	0.179	10/11/16	10,003
20,000,000	i	Federal Home Loan Bank (FHLB)	0.220	08/14/15	20,005
50,000,000	i	FHLB	0.200	08/19/15	50,000
40,000,000	i	FHLB	0.132	11/27/15	39,997
21,497,000	i	Federal National Mortgage Association (FNMA)	0.181	08/15/16	21,508
50,000,000	i	Wells Fargo Bank NA	0.290	03/11/15	50,000
50,000,000	i	Wells Fargo Bank NA	0.310	10/06/15	50,000
		TOTAL VARIABLE RATE SECURITIES			1,263,622

		TOTAL SHORT-TERM INVESTMENTS			11,445,712
		(Cost $11,445,712)

		TOTAL INVESTMENTS - 99.9%			11,445,712
		(Cost $11,445,712)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			14,031
		NET ASSETS - 100.0%			$11,459,743

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2014, the aggregate value of these securities was $2,587,986,000, or 22.6% of net assets.

Cost amounts are in thousands.
403

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the "Accounts") at December 31, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers

Baltimore, MD

February 20, 2015

404

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: February 20, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 20, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Dated: February 20, 2015	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, Chief Financial Officer
and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer